UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

  GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

                Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

                                         Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report June 30, 2016 (Unaudited) INSTITUTIONAL INVESTOR TARGET DATE FUNDS MyDestination 2005 Fund GMIZX MyDestination 2015 Fund GMTZX MyDestination 2025 Fund GMWZX MyDestination 2035 Fund GMHZX MyDestination 2045 Fund GMFZX MyDestination 2055 Fund GMGZX ASSET ALLOCATION FUNDS Conservative Allocation Fund GCAYX GFIZX Balanced Allocation Fund GBAYX GGIZX Growth Allocation Fund GGRYX GCOZX Aggressive Allocation Fund GAGYX GGBZX SELECT FUNDS Money Market Fund GMYXX GMZXX Low-Duration Bond Fund GLDYX GLDZX Medium-Duration Bond Fund GMDYX GMDZX Extended-Duration Bond Fund GEDYX GEDZX Inflation Protected Bond Fund GIPYX GIPZX Global Bond Fund GGBEX GGBFX Flexible Income Fund GFLZX Defensive Market Strategies Fund GDMYX GDMZX Equity Index Fund GEQYX GEQZX Real Estate Securities Fund GREYX GREZX Value Equity Fund GVEYX GVEZX Growth Equity Fund GGEYX GGEZX Small Cap Equity Fund GSCYX GSCZX International Equity Index Fund GIIYX International Equity Fund GIEYX GIEZX Emerging Markets Equity Fund GEMYX GEMZX Global Natural Resources Equity Fund GNRZX

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to non-public personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts ( “IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us, as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect non-public personal information about you with regard to your IRA and/or mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others, such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such non-public personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention, GuideStone Capital Management, LLC, GuideStone Resource Management, Inc., GuideStone Investment Services, GuideStone Trust Services, GuideStone Financial Services and GuideStone Advisors (collectively “GuideStone”) are affiliates of one another. GuideStone and Foreside Funds Distributors LLC do not sell your personal information to non-affiliated third parties.

We may also disclose any of the personal information that we collect about you to non-affiliated third parties as permitted by law. For example, we may provide your information to non-affiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to non-public personal information about you to those of our employees who need to know that information in order for us to provide products and services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at 1-888-GS-FUNDS (1-888-473-8637).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the 2016 GuideStone Funds Semi-Annual Report. This report reflects our unwavering commitment to integrity in financial reporting so you may stay fully informed of your investments. We trust that you will find this information valuable when making investment decisions.

Among our activities during the first half of 2016, GuideStone Funds converted its Money Market Fund to a government money market fund in response to amended Rule 2a-7 of the Investment Company Act of 1940. That conversion was completed May 1. A government money market fund invests at least 99.5 percent of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. This decision allows GuideStone Funds to maintain the investment objectives for the current GuideStone Money Market Fund by investing for capital preservation, maintaining a stable $1.00 net asset value (NAV) and providing daily liquidity.

We invite you to learn more about GuideStone Funds and all of the various investment options available by visiting our website, GuideStoneFunds.com, or contacting us at 1-888-GS-FUNDS (1-888-473-8637). Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

FROM THE CHIEF INVESTMENT OFFICER

Matt L. Peden, CFA

The first half of 2016 was a very unusual period in the financial markets. Yield and seeking stability were attributes heavily favored by most investors during the first six months, as long-term interest rates fell to unprecedented levels and global growth appeared increasingly stressed, but risky assets like stocks and high yield bonds also produced competitive returns.

The year began with a rash of market volatility that had not been experienced in some time. After falling some 11% and producing noise of a coming economic recession, the S&P 500® Index rebounded roughly 14% to end the first quarter a mere 3% from its all-time high. Crude oil prices, which have been very highly correlated to equities, also suffered a roller coaster ride by falling to $26/bbl. before almost doubling to $51 plus by early June. A dramatic change in sentiment was responsible for this dramatic swing in asset prices.

Macroeconomic fears drove the downturn in stocks, oil and credit (high yield bonds suffered a steep decline as well) during the early part of the year. After beginning 2016 with little conviction, equity investors were immediately faced with Chinese policy makers announcing an accelerated depreciation of their currency, the yuan. This currency adjustment led to renewed fears of an economic slowdown in China and was followed by a rapid decline in crude oil prices and significant concern about the slowing world economy. Global central banks exacerbated the situation by employing the use of negative interest rates as a policy tool, which had the effect of significantly reducing central bank credibility and damaging the earnings prospects for commercial banks.

Sentiment turned sharply positive in mid-February, though, as a number of factors convinced investors that the bearishness had gone too far. One of the key factors was the belief that the U.S. Federal Reserve would delay raising interest rates until the global financial markets calmed down. This delay helped drive the U.S. dollar lower and spurred a rally in risk assets that continued through the end of June.

Financial market volatility was much more subdued as the six-month period progressed, while investor sentiment was buoyed by better-than-expected U.S. economic data, continued strength in oil prices and further expectations of no near-term Fed rate hike. The late June surprise Brexit vote created a brief surge of volatility, but U.S. stocks quickly recovered the 5% plus loss and finished the quarter near all-time highs. However, despite the gain produced by the S&P 500® Index during the first half of the year, headwinds still remained for U.S. equity investors, while the out performance of what may be viewed as classic safe haven assets like government bonds, the Japanese yen and gold was a potential warning sign for stocks as the second period ended.

The anticipation of continued aggressive monetary policy from global central banks, and the ultra-low bond yields that resulted, were big themes over the past six months. The surprise results of the Brexit vote, in which voters in the United Kingdom (UK) elected to leave the European Union (EU), exacerbated the decline in yields as investors around the world rushed for what is perceived as the safety of government bonds. The Brexit results also pushed out expectations for the next Federal Reserve rate hike until 2017, while gold continued to rally. Because bonds and gold generally appreciate when investors have little confidence in future economic growth, the stock market rally (which is seen as a forecast of a stronger economy) was sending a very different message and also seemed unsustainable by the end of June. In addition, the best-performing stocks during the six-month period were what may have been viewed as traditional safe haven securities, such as low beta, high yielding and slower growth companies. Such an environment is not generally viewed as bullish for the broad equity market.

The U.S. economy grew at a relatively solid pace during the first half, but demonstrated some signs of weakness as the period ended. Real Gross Domestic Product for the second quarter was reported at a modest 1.2%, meaning the U.S. economy grew at a rate of only 1.0% during the first half of the year. The employment market remained strong, but some signs of weakness began to appear later in the period. As the economy has hit full employment, i.e., below 5%, monthly job gains have begun to slow down, while wage growth, at roughly 2.5% annualized, has yet to reach a level that is consistent with a normal economic expansion. However, consumer spending has continued to be the bright spot in the economy, and advanced at a 4.2% pace in the second quarter, while consumer confidence was quite resilient during the past six months. The manufacturing sector also showed signs of life, as the ISM Index rose to a 15-month high in June, while housing and auto sales has remained solid.

As of 06/30/16
	2nd Quarter	6 Months	1 Year
U.S. Stocks	2.46%	3.84%	3.99%
Non-U.S. Stocks–Developed	-1.46%	-4.42%	-10.16%
Non-U.S. Stocks–Emerging Markets	0.66%	6.41%	-12.05%
Bonds	2.21%	5.31%	6.00%
High Yield Bonds	5.52%	9.06%	1.62%
Global Real Estate Investment Trusts (Equities)	3.46%	8.87%	11.58%

Foreign developed equity markets lagged U.S. stocks during the first half of the year as the relative strength of the U.S. economy, and the impact of Brexit, drove investors to favor the U.S. equity market. However, emerging markets equities were the big winners as the strength in oil prices, attractive valuations and improved sentiment surrounding the Chinese economy drove demand for securities in these markets. Investment Grade corporate bonds and Real Estate Investment Trusts both produced strong returns, as they benefitted from falling interest rates and the demand for yield during the first six months, while high yield bonds rallied as risk appetite improved.

Over the past few months, investors have demonstrated a certain degree of complacency regarding the key risks in the market, including sustained weakness in U.S. corporate earnings, poor global economic growth, a continued decline in the Chinese currency and the potential for tighter financial conditions as the Fed raises the Fed Funds rate. In addition, stock valuations do not seem to be reflecting the potential uncertainty arising from the UK’s exit from the EU. The process has more political than economic implications, but no country has ever departed the EU before, so the process and outcome are very unclear. We do not foresee a U.S. recession this year, but do acknowledge that it may be difficult for stocks to move much higher in the near term given these troubling trends. In fact, a near-term correction in the stock market, as investors digest the recent gains and acknowledge the suspect fundamental environment, would not surprise us.

As far as our near-term outlook is concerned, we expect the remainder of 2016 to be similar to what transpired in the first half of the year, specifically slow but positive economic growth and uncertain asset class returns. We expect the heightened level of volatility experienced over the past 12 months will persist through the rest of the year, while various macroeconomic factors will continue to keep investors on edge. Despite the improvement in sentiment and powerful equity rally since mid-February, the current bull market and economic expansion are long in the tooth, and with a maturing cycle comes higher levels of risk and modest investment returns across all asset classes. We believe the best strategy for investors to manage this environment is to practice prudent diversification while maintaining a long-term investment focus.

In closing, thank you for investing in GuideStone Funds. We greatly appreciate your trust and the opportunity to manage your assets. We always welcome any questions you may have and invite you to visit our website, GuideStoneFunds.com, for additional fund information, commentaries and industry information.

Sincerely,

Matt L. Peden, CFA

Vice President - Chief Investment Officer

GuideStone Funds

(1)

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(2)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(3)

The MSCI EM (Emerging Markets) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey

(4)

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

(5)

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Actual
Fund	Class	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	Investor	$1,000.00	$1,032.96	0.35%	$1.77
MyDestination 2015	Investor	1,000.00	1,039.17	0.35	1.77
MyDestination 2025	Investor	1,000.00	1,038.29	0.35	1.77
MyDestination 2035	Investor	1,000.00	1,026.31	0.35	1.76
MyDestination 2045	Investor	1,000.00	1,017.61	0.35	1.76
MyDestination 2055	Investor	1,000.00	1,018.10	0.35	1.76
Conservative Allocation	Institutional	1,000.00	1,032.02	0.15	0.75
	Investor	1,000.00	1,030.13	0.37	1.87
Balanced Allocation	Institutional	1,000.00	1,042.06	0.11	0.56
	Investor	1,000.00	1,041.12	0.36	1.85
Growth Allocation	Institutional	1,000.00	1,022.16	0.13	0.63
	Investor	1,000.00	1,021.24	0.37	1.88
Aggressive Allocation	Institutional	1,000.00	992.58	0.14	0.67
	Investor	1,000.00	991.65	0.38	1.90
Money Market	Institutional	1,000.00	1,001.39	0.17	0.85
	Investor	1,000.00	1,000.21	0.40	2.01
Low-Duration Bond	Institutional	1,000.00	1,014.31	0.37	1.86
	Investor	1,000.00	1,012.92	0.64	3.21
Medium-Duration Bond	Institutional	1,000.00	1,048.88	0.45	2.31
	Investor	1,000.00	1,047.97	0.73	3.72

About Your Expenses (Unaudited) (Continued)

Actual
Fund	Class	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	Institutional	$1,000.00	$1,132.09	0.57%	$3.04
	Investor	1,000.00	1,129.92	0.85	4.53
Global Bond	Institutional	1,000.00	1,088.68	0.59	3.08
	Investor	1,000.00	1,087.20	0.89	4.63
Defensive Market Strategies	Institutional	1,000.00	1,071.37	0.70	3.62
	Investor	1,000.00	1,070.15	0.97	5.02
Equity Index	Institutional	1,000.00	1,036.64	0.15	0.76
	Investor	1,000.00	1,034.92	0.42	2.10
Value Equity	Institutional	1,000.00	1,012.50	0.60	3.00
	Investor	1,000.00	1,011.87	0.87	4.34
Growth Equity	Institutional	1,000.00	961.02	0.76	3.71
	Investor	1,000.00	959.62	1.02	4.98
Small Cap Equity	Institutional	1,000.00	1,012.03	1.02	5.10
	Investor	1,000.00	1,011.21	1.28	6.41
International Equity Index	Institutional	1,000.00	961.97	0.57	2.78
International Equity (3)	Institutional	1,000.00	973.28	1.08	5.30
	Investor	1,000.00	972.69	1.36	6.67
Emerging Markets Equity	Institutional	1,000.00	1,094.01	1.29	6.70
	Investor	1,000.00	1,092.51	1.55	8.05
Inflation Protected Bond	Institutional	1,000.00	1,053.10	0.40	2.04
	Investor	1,000.00	1,052.21	0.71	3.63
Flexible Income	Investor	1,000.00	1,026.19	1.12	5.64
Real Estate Securities	Institutional	1,000.00	1,087.57	0.90	4.68
	Investor	1,000.00	1,086.24	1.14	5.91
Global Natural Resources Equity	Investor	1,000.00	1,318.98	1.26	7.27

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	Investor	$1,000.00	$1,023.10	0.35%	$1.76
MyDestination 2015	Investor	1,000.00	1,023.10	0.35	1.76
MyDestination 2025	Investor	1,000.00	1,023.10	0.35	1.76
MyDestination 2035	Investor	1,000.00	1,023.10	0.35	1.76
MyDestination 2045	Investor	1,000.00	1,023.10	0.35	1.76
MyDestination 2055	Investor	1,000.00	1,023.10	0.35	1.76
Conservative Allocation	Institutional	1,000.00	1,024.11	0.15	0.75
	Investor	1,000.00	1,022.99	0.37	1.87
Balanced Allocation	Institutional	1,000.00	1,024.30	0.11	0.56
	Investor	1,000.00	1,023.02	0.36	1.84
Growth Allocation	Institutional	1,000.00	1,024.23	0.13	0.63
	Investor	1,000.00	1,022.97	0.37	1.89
Aggressive Allocation	Institutional	1,000.00	1,024.17	0.14	0.69
	Investor	1,000.00	1,022.93	0.38	1.93

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Money Market	Institutional	$1,000.00	$1,024.00	0.17%	$0.86
	Investor	1,000.00	1,022.82	0.40	2.04
Low-Duration Bond	Institutional	1,000.00	1,022.99	0.37	1.87
	Investor	1,000.00	1,021.63	0.64	3.23
Medium-Duration Bond	Institutional	1,000.00	1,022.57	0.45	2.29
	Investor	1,000.00	1,021.19	0.73	3.67
Extended-Duration Bond	Institutional	1,000.00	1,021.97	0.57	2.89
	Investor	1,000.00	1,020.56	0.85	4.30
Global Bond	Institutional	1,000.00	1,021.88	0.59	2.98
	Investor	1,000.00	1,020.36	0.89	4.50
Defensive Market Strategies	Institutional	1,000.00	1,021.32	0.70	3.54
	Investor	1,000.00	1,019.95	0.97	4.91
Equity Index	Institutional	1,000.00	1,024.10	0.15	0.76
	Investor	1,000.00	1,022.77	0.42	2.09
Value Equity	Institutional	1,000.00	1,021.84	0.60	3.02
	Investor	1,000.00	1,020.49	0.87	4.37
Growth Equity	Institutional	1,000.00	1,021.03	0.76	3.83
	Investor	1,000.00	1,019.71	1.02	5.15
Small Cap Equity	Institutional	1,000.00	1,019.83	1.02	5.12
	Investor	1,000.00	1,018.41	1.28	6.45
International Equity Index	Institutional	1,000.00	1,021.99	0.57	2.87
International Equity (3)	Institutional	1,000.00	1,019.52	1.08	5.42
	Investor	1,000.00	1,018.13	1.36	6.82
Emerging Markets Equity	Institutional	1,000.00	1,018.38	1.29	6.48
	Investor	1,000.00	1,017.07	1.55	7.79
Inflation Protected Bond	Institutional	1,000.00	1,022.85	0.40	2.01
	Investor	1,000.00	1,021.28	0.71	3.58
Flexible Income	Investor	1,000.00	1,019.22	1.12	5.64
Real Estate Securities	Institutional	1,000.00	1,020.33	0.90	4.53
	Investor	1,000.00	1,019.13	1.14	5.73
Global Natural Resources Equity	Investor	1,000.00	1,018.52	1.26	6.34

(1)

Expenses include the effect of contractual waivers by GuideStone Capital Management. The Target Date Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)

Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2016 through June 30, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(3)	The expense ratios for the International Equity Fund include the impact of dividend and interest expense on securities sold short.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indices that track North American and emerging market credit derivative indexes.
CETIP	—	Latin America’s largest central depository for securities and derivatives.
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CONV	—	Convertible
CVA	—	Dutch Certificate
DIP	—	Debtor in Possession
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	A group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MXN- TIIE- Banxico	—	The Equilibrium Interbank Interest Rate (“TIIE”) represents interbank credit transactions in local currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
TIPS	—	Treasury Inflation Protected Security.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2016, the total market values and percentages of net assets for 144A securities by fund were as follows:

	Value of	Percentage of
Fund	144A Securities	Net Assets
Low-Duration Bond	$198,204,628	22.02%
Medium-Duration Bond	111,666,187	11.89
Extended-Duration Bond	20,925,274	7.29
Global Bond	89,780,119	22.03
Defensive Market Strategies	18,689,037	2.76
International Equity Index	435,904	0.37
International Equity	5,742,021	0.46
Emerging Markets Equity	2,957,465	0.88
Inflation Protected Bond	4,596,579	1.49
Real Estate Securities	1,289,210	0.49
Flexible Income Fund	6,069,443	4.01

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2016. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rate shown reflects the effective yield as of June 30, 2016.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Financial Statements). As of June 30, 2016, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$1,526,788	0.17%
Medium-Duration Bond	5,171,919	0.55
Global Bond	3,322,634	0.82
Defensive Market Strategies	7,462,015	1.10
Small Cap Equity	—	—
International Equity Index	34,177	0.03
International Equity	146,590	0.01
Emerging Markets Equity	197,816	0.06

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(X)	—	Par is denominated in Colombian Peso (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MFG	—	Counterparty to contract is MF Global.
LCH	—	Counterparty to contract is LCH.Clearnet
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.
WMR	—	Counterparty to contract is Westminster Research.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

The Barclays Global Aggregate Bond Index — Unhedged provides a broad-based measure of the global investment grade fixed-rate debt markets.

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays U.S. Corporate High Yield – 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High Yield Index that measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

The Barclays U.S. Long-Term Credit Bond Index is composed of a subset of the Barclays U.S. Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

The Barclays U.S. Long-Term Government Bond Index is composed of securities in the long (more than 10 years) range of the Barclays U.S. Government Index and is composed of a subset of the Barclays Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

The Bloomberg Commodity Index provides a broadly diversified representation of commodity markets as an asset class. The index is made up of exchange-traded futures on physical commodities and represents 20 commodities, which are weighted to account for economic significance and market liquidity. Weighting restrictions on individual commodities and commodity groups promote diversification.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of 3-month U.S. Treasury bills, consisting of an average of the last 3-month U.S. Treasury bill issues.

The CMBX Indexes are a group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.

The Dow Jones CDX Indexes are a series of indices that track North American and emerging market credit derivative indexes. This family of indices comprises a basket of credit derivatives that are representative of certain segments such as North American investment grade credit derivatives (NA.IG), high yield (NA.HY), and emerging markets (NA.EM).

The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (“ETFs”).

The iTraxx Indexes are a group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.

The JPMorgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

The MSCI World Commodity Producers Index is a free float-adjusted market capitalization index designed to reflect the performance of the three underlying commodity markets: energy, metals and agricultural products.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

The MSCI EM (Emerging Markets) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The index is calculated and maintained by the American Stock Exchange.

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

The S&P/LSTA U.S. B- Ratings and Above Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA U.S. B- Ratings and Above Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund (Institutional Class)¥	1,606,840	$1,606,840
GuideStone Low-Duration Bond Fund (Institutional Class)¥	4,942,668	41,814,969
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,613,049	11,146,170
GuideStone Global Bond Fund (Institutional Class)¥	289,709	2,824,665
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	838,453	9,960,827
GuideStone Equity Index Fund (Institutional Class)¥	398,852	3,501,921
GuideStone Value Equity Fund (Institutional Class)¥	466,558	3,480,523
GuideStone Growth Equity Fund (Institutional Class)¥	386,462	3,458,831
GuideStone Small Cap Equity Fund (Institutional Class)¥	161,051	1,219,157
GuideStone International Equity Index Fund (Institutional Class)¥	229,795	1,976,236
GuideStone International Equity Fund (Institutional Class)¥	419,316	3,970,924
GuideStone Emerging Market Equity Fund (Institutional Class)¥	204,487	1,642,029
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	999,725	10,507,111
GuideStone Flexible Income Fund (Investor Class)¥	548,777	5,163,994

	Shares	Value
GuideStone Real Estate Securities Fund (Institutional Class)¥	103,844	$1,047,790
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	321,969	2,170,074

Total Mutual Funds (Cost $107,586,162)		105,492,061

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.31%, 09/08/16Ω‡‡	$50,000	49,981
0.43%, 12/08/16Ω‡‡	50,000	49,938

Total U.S. Treasury Obligations (Cost $99,877)		99,919

TOTAL INVESTMENTS — 99.7% (Cost $107,686,039)		105,591,980
Other Assets in Excess of Liabilities — 0.3%		319,473

NET ASSETS — 100.0%		$105,911,453

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	54.2
U.S. Equity Select Funds	20.4
Real Return Select Funds	17.8
Non-U.S. Equity Select Funds	7.2
U.S. Treasury Obligations	0.1

99.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$105,492,061	$105,492,061	$—	$—
U.S. Treasury Obligations	99,919	—	99,919	—

Total Assets — Investments in Securities	$105,591,980	$105,492,061	$99,919	$—

Other Financial Instruments***
Futures Contracts	$10,990	$10,990	$—	$—

Total Assets — Other Financial Instruments	$10,990	$10,990	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

12

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (Institutional Class)¥	6,528,282	$6,528,282
GuideStone Low-Duration Bond Fund (Institutional Class)¥	8,170,505	69,122,474
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,531,957	65,865,823
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,442,954	6,002,691
GuideStone Global Bond Fund (Institutional Class)¥	2,372,251	23,129,449
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,510,028	89,219,129
GuideStone Equity Index Fund (Institutional Class)¥	3,245,982	28,499,725
GuideStone Value Equity Fund (Institutional Class)¥	3,816,868	28,473,832
GuideStone Growth Equity Fund (Institutional Class)¥	3,153,295	28,221,990
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,537,934	11,642,159
GuideStone International Equity Index Fund (Institutional Class)¥	1,892,425	16,274,854
GuideStone International Equity Fund (Institutional Class)¥	3,552,475	33,641,934
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,707,348	13,710,008

	Shares	Value
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	4,816,238	$50,618,665
GuideStone Flexible Income Fund (Investor Class)¥	2,658,763	25,018,964
GuideStone Real Estate Securities Fund (Institutional Class)¥	514,368	5,189,974
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,652,651	11,138,869

Total Mutual Funds (Cost $539,577,080)		512,298,822

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $299,440)	$300,000	299,625

TOTAL INVESTMENTS — 99.9% (Cost $539,876,520)		512,598,447
Other Assets in Excess of Liabilities — 0.1%		647,583

NET ASSETS — 100.0%		$513,246,030

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	36.3
Fixed Income Select Funds	33.2
Real Return Select Funds	17.9
Non-U.S. Equity Select Funds	12.4
U.S. Treasury Obligation	0.1

99.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$512,298,822	$512,298,822	$—	$—
U.S. Treasury Obligation	299,625	—	299,625	—

Total Assets — Investments in Securities	$512,598,447	$512,298,822	$299,625	$—

Other Financial Instruments***
Futures Contracts	$97,551	$97,551	$—	$—

Total Assets — Other Financial Instruments	$97,551	$97,551	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

13

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Institutional Class)¥	13,828,492	$13,828,492
GuideStone Low-Duration Bond Fund (Institutional Class)¥	6,599,705	55,833,506
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	11,346,662	78,405,433
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,790,461	19,928,319
GuideStone Global Bond Fund (Institutional Class)¥	4,258,247	41,517,910
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	11,536,653	137,055,438
GuideStone Equity Index Fund (Institutional Class)¥	6,968,943	61,187,318
GuideStone Value Equity Fund (Institutional Class)¥	8,210,597	61,251,051
GuideStone Growth Equity Fund (Institutional Class)¥	6,789,907	60,769,664
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,336,647	25,258,416
GuideStone International Equity Index Fund (Institutional Class)¥	4,060,710	34,922,107
GuideStone International Equity Fund (Institutional Class)¥	7,723,868	73,145,028
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,666,846	29,444,777
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	3,386,814	35,595,412

	Shares	Value
GuideStone Flexible Income Fund (Investor Class)¥	1,719,123	$16,176,952
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,837,530	18,540,673
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	3,612,542	24,348,534

Total Mutual Funds (Cost $842,877,433)		787,209,030

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $499,067)	$500,000	499,375

TOTAL INVESTMENTS — 100.2% (Cost $843,376,500)		787,708,405
Liabilities in Excess of Other Assets — (0.2)%		(1,478,006)

NET ASSETS — 100.0%		$786,230,399

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	43.9
Fixed Income Select Funds	26.7
Non-U.S. Equity Select Funds	17.5
Real Return Select Funds	12.0
U.S. Treasury Obligation	0.1

100.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$787,209,030	$787,209,030	$—	$—
U.S. Treasury Obligation	499,375	—	499,375	—

Total Assets — Investments in Securities	$787,708,405	$787,209,030	$499,375	$—

Other Financial Instruments***
Futures Contracts	$75,474	$75,474	$—	$—

Total Assets — Other Financial Instruments	$75,474	$75,474	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

14

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	9,102,144	$9,102,144
GuideStone Low-Duration Bond Fund (Institutional Class)¥	551,375	4,664,631
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,886,903	26,858,499
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,137,231	4,730,882
GuideStone Global Bond Fund (Institutional Class)¥	3,706,109	36,134,563
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	858,744	10,201,878
GuideStone Equity Index Fund (Institutional Class)¥	6,066,532	53,264,147
GuideStone Value Equity Fund (Institutional Class)¥	7,110,965	53,047,801
GuideStone Growth Equity Fund (Institutional Class)¥	5,876,471	52,594,416
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,550,762	26,879,265
GuideStone International Equity Index Fund (Institutional Class)¥	3,665,478	31,523,108
GuideStone International Equity Fund (Institutional Class)¥	6,674,155	63,204,252
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,315,261	26,621,542

	Shares	Value
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,389,909	$14,024,184
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,381,440	16,050,906

Total Mutual Funds (Cost $478,546,905)		428,902,218

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $499,066)	$500,000	499,375

TOTAL INVESTMENTS — 100.0% (Cost $479,045,971)		429,401,593
Liabilities in Excess of Other Assets — 0.0%		(33,679)

NET ASSETS — 100.0%		$429,367,914

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	45.6
Non-U.S. Equity Select Funds	28.3
Fixed Income Select Funds	19.0
Real Return Select Funds	7.0
U.S. Treasury Obligation	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$428,902,218	$428,902,218	$—	$—
U.S. Treasury Obligation	499,375	—	499,375	—

Total Assets — Investments in Securities	$429,401,593	$428,902,218	$499,375	$—

Other Financial Instruments***
Futures Contracts	$39,684	$39,684	$—	$—

Total Assets — Other Financial Instruments	$39,684	$39,684	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

15

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	6,884,377	$6,884,377
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	325,616	2,250,005
GuideStone Global Bond Fund (Institutional Class)¥	1,940,225	18,917,198
GuideStone Equity Index Fund (Institutional Class)¥	5,066,965	44,487,953
GuideStone Value Equity Fund (Institutional Class)¥	5,944,146	44,343,329
GuideStone Growth Equity Fund (Institutional Class)¥	4,916,920	44,006,434
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,242,124	24,542,877
GuideStone International Equity Index Fund (Institutional Class)¥	3,102,712	26,683,320
GuideStone International Equity Fund (Institutional Class)¥	5,733,536	54,296,585
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,836,897	22,780,284
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,005,718	10,147,691
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,699,493	11,454,586

Total Mutual Funds (Cost $350,826,342)		310,794,639

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $399,254)	$400,000	$399,499

TOTAL INVESTMENTS — 100.0% (Cost $351,225,596)		311,194,138
Other Assets in Excess of Liabilities — 0.0%		46,888

NET ASSETS — 100.0%		$311,241,026

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	50.6
Non-U.S. Equity Select Funds	33.3
Fixed Income Select Funds	9.0
Real Return Select Funds	7.0
U.S. Treasury Obligation	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$310,794,639	$310,794,639	$—	$—
U.S. Treasury Obligation	399,499	—	399,499	—

Total Assets — Investments in Securities	$311,194,138	$310,794,639	$399,499	$—

Other Financial Instruments***
Futures Contracts	$21,479	$21,479	$—	$—

Total Assets — Other Financial Instruments	$21,479	$21,479	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

16

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (Institutional Class)¥	1,159,329	$1,159,329
GuideStone Global Bond Fund (Institutional Class)¥	239,478	2,334,913
GuideStone Equity Index Fund (Institutional Class)¥	799,554	7,020,081
GuideStone Value Equity Fund (Institutional Class)¥	939,945	7,011,989
GuideStone Growth Equity Fund (Institutional Class)¥	777,141	6,955,410
GuideStone Small Cap Equity Fund (Institutional Class)¥	525,171	3,975,546
GuideStone International Equity Index Fund (Institutional Class)¥	509,860	4,384,796
GuideStone International Equity Fund (Institutional Class)¥	927,168	8,780,284
GuideStone Emerging Market Equity Fund (Institutional Class)¥	438,975	3,524,966
GuideStone Real Estate Securities Fund (Institutional Class)¥	156,972	1,583,845
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	235,743	1,588,905

Total Mutual Funds (Cost $52,502,145)		48,320,064

	Par	Value
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.31%, 09/08/16Ω‡‡	$50,000	$49,981
0.43%, 12/08/16Ω‡‡	50,000	49,937

Total U.S. Treasury Obligations (Cost $99,877)		99,918

TOTAL INVESTMENTS — 100.6% (Cost $52,602,022)		48,419,982
Liabilities in Excess of Other Assets — (0.6)%		(274,187)

NET ASSETS — 100.0%		$48,145,795

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	51.8
Non-U.S. Equity Select Funds	34.7
Fixed Income Select Funds	7.3
Real Return Select Funds	6.6
U.S. Treasury Obligations	0.2

100.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$48,320,064	$48,320,064	$—	$—
U.S. Treasury Obligations	99,918	—	99,918	—

Total Assets — Investments in Securities	$48,419,982	$48,320,064	$99,918	$—

Other Financial Instruments***
Futures Contracts	$3,235	$3,235	$—	$—

Total Assets — Other Financial Instruments	$3,235	$3,235	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

17

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2016 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$99,919	$299,625
Investments in securities of affiliated issuers, at value	105,492,061	512,298,822

Total investments (1)	105,591,980	512,598,447
Receivables:
Dividends	411	1,413
Receivable from advisor	3,042	—
Investment securities sold	309,000	757,000
Fund shares sold	300,350	255,029
Variation margin on financial futures contracts	6,475	46,390
Prepaid expenses and other assets	25,659	28,576

Total Assets	106,236,917	513,686,855

Liabilities
Payables:
Investment securities purchased	—	260,000
Fund shares redeemed	276,343	—
Variation margin on financial futures contracts	—	1,328
Accrued expenses:
Investment advisory fees	—	25,124
Shareholder servicing fees	21,512	105,027
Other expenses	27,609	49,346

Total Liabilities	325,464	440,825

Net Assets	$105,911,453	$513,246,030

Net Assets Consist of:
Paid-in-capital	$107,974,815	$529,704,972
Accumulated net investment income	353,295	2,285,583
Undistributed (accumulated) net realized gain (loss) on investments and derivative transactions	(333,588)	8,435,997
Net unrealized appreciation (depreciation) on investments and derivative transactions	(2,083,069)	(27,180,522)

Net Assets	$105,911,453	$513,246,030

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Investor Class	$105,911,453	$513,246,030

Investor shares outstanding	10,563,419	53,737,702

Net asset value, offering and redemption price per Investor share	$10.03	$9.55

(1) Investments in securities of unaffiliated issuers, at cost	$99,877	$299,440
Investments in securities of affiliated issuers, at cost	107,586,162	539,577,080

Total investments at cost	$107,686,039	$539,876,520

See Notes to Financial Statements.

18

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$499,375	$499,375	$399,499	$99,918
787,209,030	428,902,218	310,794,639	48,320,064

787,708,405	429,401,593	311,194,138	48,419,982

2,694	1,798	1,289	201
—	—	—	6,693
1,437,000	—	—	26,113
78,558	78,024	63,198	28,444
103,190	88,560	77,281	9,360
26,538	24,999	26,071	26,039

789,356,385	429,594,974	311,361,977	48,516,832

2,560,000	—	—	330,000
304,541	75,310	5,019	1,239
1,953	734	313	—

43,521	19,216	10,918	—
159,173	87,228	63,211	9,682
56,798	44,572	41,490	30,116

3,125,986	227,060	120,951	371,037

$786,230,399	$429,367,914	$311,241,026	$48,145,795

$821,722,360	$463,486,683	$339,096,436	$51,162,977
3,746,646	1,871,789	1,136,204	171,182
16,354,014	13,614,136	11,018,365	990,441
(55,592,621)	(49,604,694)	(40,009,979)	(4,178,805)

$786,230,399	$429,367,914	$311,241,026	$48,145,795

$786,230,399	$429,367,914	$311,241,026	$48,145,795

85,236,230	50,069,322	38,456,916	4,281,183

$9.22	$8.58	$8.09	$11.25

$499,067	$499,066	$399,254	$99,877
842,877,433	478,546,905	350,826,342	52,502,145

$843,376,500	$479,045,971	$351,225,596	$52,602,022

See Notes to Financial Statements.

19

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2016 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Investment Income
Income distributions received from affiliated funds	$529,818	$3,142,461
Interest	86	393

Total Investment Income	529,904	3,142,854

Expenses
Investment advisory fees	51,504	248,869
Transfer agent fees:
Investor Shares	10,456	13,859
Custodian fees	6,585	10,243
Shareholder servicing fees:
Investor Shares	126,149	612,337
Accounting and administration fees	4,560	14,811
Professional fees	27,316	27,316
Blue sky fees:
Investor Shares	9,550	11,282
Shareholder reporting fees:
Investor Shares	3,435	9,396
Trustee expenses	589	2,916
Line of credit facility fees and interest expense	316	1,573
Other expenses	7,274	9,163

Total Expenses	247,734	961,765
Expenses waived/reimbursed net of amount recaptured(1)	(71,125)	(104,494)

Net Expenses	176,609	857,271

Net investment income	353,295	2,285,583

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	166,215	1,428,530
Net realized loss on investment securities of unaffiliated issuers	(1,028,776)	(1,096,015)
Net realized gain on futures transactions	34,598	204,680

Net realized gain (loss)	(827,963)	537,195

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	3,869,076	16,772,601
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	42	185
Change in unrealized appreciation (depreciation) on futures	17,492	87,939

Net change in unrealized appreciation (depreciation)	3,886,610	16,860,725

Net Realized and Unrealized Gain	3,058,647	17,397,920

Net Increase in Net Assets Resulting from Operations	$3,411,942	$19,683,503

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

20

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$5,020,158	$2,566,971	$1,637,173	$244,548
661	629	537	74

5,020,819	2,567,600	1,637,710	244,622

370,369	203,296	146,576	21,480

15,781	12,383	11,735	9,407
12,135	9,814	9,171	5,012

910,124	497,008	358,219	52,457
21,011	12,349	9,387	2,502
27,316	27,316	27,316	27,316

10,236	9,746	9,169	7,832

12,612	7,166	5,726	1,776
4,225	2,318	1,662	219
2,272	1,245	894	118
12,616	10,339	9,531	7,379

1,398,697	792,980	589,386	135,498
(124,524)	(97,169)	(87,880)	(62,058)

1,274,173	695,811	501,506	73,440

3,746,646	1,871,789	1,136,204	171,182

2,870,735	2,011,614	1,618,416	255,233
(2,331,048)	(1,512,004)	(1,486,477)	(713,070)
267,421	204,929	140,975	30,385

807,108	704,539	272,914	(427,452)

25,041,448	8,487,107	4,749,637	1,325,793
308	309	245	41
56,882	14,002	(272)	6,755

25,098,638	8,501,418	4,749,610	1,332,589

25,905,746	9,205,957	5,022,524	905,137

$29,652,392	$11,077,746	$6,158,728	$1,076,319

See Notes to Financial Statements.

21

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund		MyDestination 2015 Fund
	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$353,295	$1,150,666	$2,285,583	$6,868,016
Net realized gain (loss) on investment securities and futures transactions	(827,963)	4,874,894	537,195	60,681,123
Net change in unrealized appreciation (depreciation) on investment securities and futures	3,886,610	(7,615,947)	16,860,725	(78,110,461)

Net increase (decrease) in net assets resulting from operations	3,411,942	(1,590,387)	19,683,503	(10,561,322)

Dividends and Distributions to Shareholders:
Dividends from net investment income	—	(1,152,425)	—	(6,878,105)
Distributions from net realized capital gains	—	(4,969,548)	—	(57,954,824)

Total dividends and distributions	—	(6,121,973)	—	(64,832,929)

Capital Share Transactions:
Proceeds from Investor shares sold	16,634,763	27,506,031	41,869,496	73,578,395
Reinvestment of dividends and distributions into Investor shares	—	6,121,233	—	64,831,368

Total proceeds from shares sold and reinvested	16,634,763	33,627,264	41,869,496	138,409,763

Value of Investor shares redeemed	(10,227,539)	(22,044,249)	(27,819,279)	(63,828,211)

Net increase from capital share transactions(1)	6,407,224	11,583,015	14,050,217	74,581,552

Total increase (decrease) in net assets	9,819,166	3,870,655	33,733,720	(812,699)

Net Assets:
Beginning of Period	96,092,287	92,221,632	479,512,310	480,325,009

End of Period*	$105,911,453	$96,092,287	$513,246,030	$479,512,310

*Including undistributed net investment income	$353,295	$—	$2,285,583	$—

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

22

MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$3,746,646	$10,118,243	$1,871,789	$5,369,781	$1,136,204	$3,345,580	$171,182	$423,709
807,108	96,518,835	704,539	63,641,995	272,914	47,896,386	(427,452)	3,112,500
25,098,638	(128,538,405)	8,501,418	(86,406,268)	4,749,610	(64,673,589)	1,332,589	(5,211,897)

29,652,392	(21,901,327)	11,077,746	(17,394,492)	6,158,728	(13,431,623)	1,076,319	(1,675,688)

—	(10,113,645)	—	(5,368,991)	—	(3,351,321)	—	(425,054)
—	(91,105,779)	—	(59,976,161)	—	(43,705,295)	—	(2,675,837)

—	(101,219,424)	—	(65,345,152)	—	(47,056,616)	—	(3,100,891)

68,341,193	107,980,511	34,014,248	67,002,823	27,007,243	49,939,603	10,310,161	18,058,275
—	101,215,951	—	65,345,152	—	47,056,616	—	3,100,891

68,341,193	209,196,462	34,014,248	132,347,975	27,007,243	96,996,219	10,310,161	21,159,166

(19,461,275)	(37,073,023)	(7,002,865)	(17,141,728)	(3,643,370)	(8,184,280)	(1,705,996)	(5,729,952)

48,879,918	172,123,439	27,011,383	115,206,247	23,363,873	88,811,939	8,604,165	15,429,214

78,532,310	49,002,688	38,089,129	32,466,603	29,522,601	28,323,700	9,680,484	10,652,635

707,698,089	658,695,401	391,278,785	358,812,182	281,718,425	253,394,725	38,465,311	27,812,676

$786,230,399	$707,698,089	$429,367,914	$391,278,785	$311,241,026	$281,718,425	$48,145,795	$38,465,311

$3,746,646	$—	$1,871,789	$—	$1,136,204	$—	$171,182	$—

See Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
MyDestination 2005 Fund
Investor Class
2016(5)	$9.71	$0.03	#	$0.02	$0.27	$—	$—	$10.03	3.30%	$105,911	0.35%	0.49%	0.70%	4%
2015	10.54	0.13	#	0.21	(0.52)	(0.11)	(0.54)	9.71	(1.63)	96,092	0.30	0.41	1.20	110	(6)
2014	10.70	0.13	#	0.21	(0.06)	(0.19)	(0.25)	10.54	2.54	92,222	0.20	0.24	1.22	9
2013	10.25	0.09	#	0.25	0.29	(0.18)	—	10.70	6.18	84,817	0.20	0.25	0.87	27
2012	9.60	0.13	#	0.18	0.55	(0.21)	—	10.25	8.92	80,582	0.20	0.27	1.24	8
2011	9.53	0.14	#	0.05	0.05	(0.17)	—	9.60	2.52	64,608	0.20	0.35	1.43	31
MyDestination 2015 Fund
Investor Class
2016(5)	$9.19	$0.04	#	$0.03	$0.29	$—	$—	$9.55	3.92%	$513,246	0.35%	0.39%	0.93%	2%
2015	10.84	0.15	#	0.36	(0.74)	(0.14)	(1.28)	9.19	(2.06)	479,512	0.28	0.31	1.41	108	(6)
2014	10.97	0.15	#	0.35	(0.07)	(0.22)	(0.34)	10.84	3.92	480,325	0.14	0.14	1.29	6
2013	10.21	0.12	#	0.44	0.49	(0.28)	(0.01)	10.97	10.35	440,481	0.14	0.14	1.10	15
2012	9.37	0.15	#	0.22	0.70	(0.23)	—	10.21	11.46	352,576	0.15	0.15	1.47	2
2011	9.36	0.14	#	0.05	(0.02)	(0.16)	—	9.37	1.84	274,096	0.17	0.17	1.46	33
MyDestination 2025 Fund
Investor Class
2016(5)	$8.88	$0.05	#	$0.03	$0.26	$—	$—	$9.22	3.83%	$786,230	0.35%	0.38%	1.03%	2%
2015	10.66	0.16	#	0.49	(0.97)	(0.13)	(1.33)	8.88	(2.91)	707,698	0.28	0.31	1.46	110	(6)
2014	10.80	0.14	#	0.46	(0.18)	(0.22)	(0.34)	10.66	3.88	658,695	0.14	0.14	1.23	3
2013	9.84	0.13	#	0.57	0.78	(0.27)	(0.25)	10.80	15.15	545,652	0.14	0.14	1.19	16
2012	8.81	0.14	#	0.22	0.86	(0.19)	—	9.84	13.90	375,238	0.15	0.15	1.51	2
2011	8.94	0.13	#	0.03	(0.16)	(0.13)	—	8.81	0.03	278,239	0.17	0.17	1.42	24

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(5)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

24

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
MyDestination 2035 Fund
Investor Class
2016(5)	$8.36	$0.04	#	$0.04		$0.14	$—	$—	$8.58	2.63%	$429,368	0.35%	0.40%	0.94%	1%
2015	10.49	0.15	#	0.62		(1.24)	(0.12)	(1.54)	8.36	(4.30)	391,279	0.28	0.32	1.41	120	(6)
2014	10.79	0.12	#	0.51		(0.34)	(0.19)	(0.40)	10.49	2.70	358,812	0.15	0.15	1.10	5
2013	9.40	0.11	#	0.64		1.26	(0.22)	(0.40)	10.79	21.41	291,874	0.19	0.16	1.05	17
2012	8.22	0.11	#	0.21		1.02	(0.11)	(0.05)	9.40	16.30	188,242	0.20	0.18	1.23	1
2011	8.62	0.10	#	0.01		(0.37)	(0.09)	(0.05)	8.22	(2.99)	131,446	0.20	0.23	1.13	10
MyDestination 2045 Fund
Investor Class
2016(5)	$7.95	$0.03	#	$0.04		$0.07	$—	$—	$8.09	1.76%	$311,241	0.35%	0.41%	0.79%	1%
2015	10.00	0.12	#	0.66		(1.25)	(0.09)	(1.49)	7.95	(4.46)	281,718	0.29	0.34	1.22	124	(6)
2014	10.37	0.10	#	0.53		(0.40)	(0.17)	(0.43)	10.00	2.23	253,395	0.20	0.17	0.92	4
2013	9.14	0.10	#	0.68		1.35	(0.21)	(0.69)	10.37	23.44	212,102	0.20	0.18	0.94	18
2012	7.96	0.10	#	0.21		1.01	(0.09)	(0.05)	9.14	16.60	135,196	0.20	0.21	1.14	1
2011	8.52	0.07	#	—	†	(0.38)	(0.07)	(0.18)	7.96	(3.63)	89,954	0.20	0.29	0.87	25
MyDestination 2055 Fund
Investor Class
2016(5)	$11.05	$0.04	#	$0.07		$0.09	$—	$—	$11.25	1.81%	$48,146	0.35%	0.65%	0.82%	5%
2015	12.60	0.16	#	0.93		(1.66)	(0.13)	(0.85)	11.05	(4.48)	38,465	0.30	0.65	1.29	124	(6)
2014	12.95	0.14	#	0.77		(0.62)	(0.21)	(0.43)	12.60	2.25	27,813	0.20	0.62	1.02	5
2013	11.20	0.13	#	1.02		1.47	(0.26)	(0.61)	12.95	23.44	16,383	0.20	1.01	1.05	30
2012*	10.00	0.13	#	0.30		0.98	(0.10)	(0.11)	11.20	14.18	6,316	0.20	2.31	1.24	18

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was January 1, 2012.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(5)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

25

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	4,728,728	$4,728,728
GuideStone Low-Duration Bond Fund (Institutional Class)¥	17,758,997	150,241,115
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	5,810,375	40,149,690
GuideStone Global Bond Fund (Institutional Class)¥	1,031,864	10,060,677
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,791,671	33,165,046
GuideStone Value Equity Fund (Institutional Class)¥	2,400,136	17,905,014
GuideStone Growth Equity Fund (Institutional Class)¥	1,976,573	17,690,325
GuideStone Small Cap Equity Fund (Institutional Class)¥	538,512	4,076,534
GuideStone International Equity Fund (Institutional Class)¥	2,139,170	20,257,938
GuideStone Emerging Market Equity Fund (Institutional Class)¥	695,593	5,585,610
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	3,492,207	36,703,091
GuideStone Flexible Income Fund (Investor Class)¥	1,917,985	18,048,240
GuideStone Real Estate Securities Fund (Institutional Class)¥	366,916	3,702,179

	Shares	Value
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,231,706	$8,301,699

Total Mutual Funds (Cost $386,570,498)		370,615,886

	Par
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
0.31%, 09/08/16Ω‡‡	$50,000	49,981
0.43%, 12/08/16Ω‡‡	50,000	49,938

Total U.S. Treasury Obligations (Cost $99,877)		99,919

TOTAL INVESTMENTS — 99.9% (Cost $386,670,375)		370,715,805
Other Assets in Excess of Liabilities — 0.1%		396,978

NET ASSETS — 100.0%		$371,112,783

PORTFOLIO SUMMARY (based on net assets)

	%
Fixed Income Select Funds	55.3
U.S. Equity Select Funds	19.6
Real Return Select Funds	18.0
Non-U.S. Equity Select Funds	7.0
U.S. Treasury Obligations	—	**

	99.9

**	Rounds to less than 0.05%

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$370,615,886	$370,615,886	$—	$—
U.S. Treasury Obligations	99,919	—	99,919	—

Total Assets — Investments in Securities	$370,715,805	$370,615,886	$99,919	$—

Other Financial Instruments***
Futures Contracts	$19,376	$19,376	$—	$—

Total Assets — Other Financial Instruments	$19,376	$19,376	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

26

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	34,211,456	$34,211,456
GuideStone Low-Duration Bond Fund (Institutional Class)¥	21,039,779	177,996,533
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	34,307,770	237,066,691
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	14,234,439	59,215,266
GuideStone Global Bond Fund (Institutional Class)¥	12,231,036	119,252,606
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	10,094,788	119,926,080
GuideStone Value Equity Fund (Institutional Class)¥	19,131,197	142,718,732
GuideStone Growth Equity Fund (Institutional Class)¥	15,811,350	141,511,581
GuideStone Small Cap Equity Fund (Institutional Class)¥	4,275,536	32,365,811
GuideStone International Equity Fund (Institutional Class)¥	17,065,641	161,611,621
GuideStone Emerging Market Equity Fund (Institutional Class)¥	5,581,181	44,816,881
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	8,334,351	87,594,031
GuideStone Flexible Income Fund (Investor Class)¥	4,674,761	43,989,502

	Shares	Value
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,916,024	$39,512,685
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	7,086,236	47,761,228

Total Mutual Funds (Cost $1,609,028,745)		1,489,550,704

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $998,134)	$1,000,000	998,750

TOTAL INVESTMENTS — 100.0% (Cost $1,610,026,879)		1,490,549,454
Other Assets in Excess of Liabilities — 0.0%		154,915

NET ASSETS — 100.0%		$1,490,704,369

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	42.1
U.S. Equity Select Funds	29.3
Real Return Select Funds	14.7
Non-U.S. Equity Select Funds	13.8
U.S. Treasury Obligation	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,489,550,704	$1,489,550,704	$—	$—
U.S. Treasury Obligation	998,750	—	998,750	—

Total Assets — Investments in Securities	$1,490,549,454	$1,489,550,704	$998,750	$—

Other Financial Instruments***
Futures Contracts	$384,875	$384,875	$—	$—

Total Assets — Other Financial Instruments	$384,875	$384,875	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

27

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	21,141,036	$21,141,036
GuideStone Low-Duration Bond Fund (Institutional Class)¥	9,156,604	77,464,871
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	14,935,589	103,204,918
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	6,218,842	25,870,384
GuideStone Global Bond Fund (Institutional Class)¥	5,424,685	52,890,680
GuideStone Value Equity Fund (Institutional Class)¥	26,323,337	196,372,095
GuideStone Growth Equity Fund (Institutional Class)¥	21,783,414	194,961,558
GuideStone Small Cap Equity Fund (Institutional Class)¥	5,846,359	44,256,936
GuideStone International Equity Fund (Institutional Class)¥	23,526,758	222,798,402
GuideStone Emerging Market Equity Fund (Institutional Class)¥	7,683,155	61,695,736
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,724,045	37,575,619
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	5,713,411	38,508,392

Total Mutual Funds (Cost $1,228,469,508)		1,076,740,627

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $898,320)	$900,000	$898,875

TOTAL INVESTMENTS — 100.0% (Cost $1,229,367,828)		1,077,639,502
Liabilities in Excess of Other Assets — 0.0%		(229,146)

NET ASSETS — 100.0%		$1,077,410,356

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	40.4
Non-U.S. Equity Select Funds	26.4
Fixed Income Select Funds	26.0
Real Return Select Funds	7.1
U.S. Treasury Obligation	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,076,740,627	$1,076,740,627	$—	$—
U.S. Treasury Obligation	898,875	—	898,875	—

Total Assets — Investments in Securities	$1,077,639,502	$1,076,740,627	$898,875	$—

Other Financial Instruments***
Futures Contracts	$120,650	$120,650	$—	$—

Total Assets — Other Financial Instruments	$120,650	$120,650	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Schedules of Investments.

28

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	16,806,367	$16,806,367
GuideStone Value Equity Fund (Institutional Class)¥	32,934,426	245,690,821
GuideStone Growth Equity Fund (Institutional Class)¥	27,270,316	244,069,330
GuideStone Small Cap Equity Fund (Institutional Class)¥	7,180,082	54,353,217
GuideStone International Equity Fund (Institutional Class)¥	29,373,778	278,169,681
GuideStone Emerging Market Equity Fund (Institutional Class)¥	9,609,774	77,166,485

Total Mutual Funds (Cost $1,091,556,920)		916,255,901

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $1,097,947)	$1,100,000	1,098,625

TOTAL INVESTMENTS — 100.0% (Cost $1,092,654,867)		917,354,526
Liabilities in Excess of Other Assets — 0.0%		(384,093)

NET ASSETS — 100.0%		$916,970,433

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	59.3
Non-U.S. Equity Select Funds	38.8
Fixed Income Select Fund	1.8
U.S. Treasury Obligation	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$916,255,901	$916,255,901	$—	$—
U.S. Treasury Obligation	1,098,625	—	1,098,625	—

Total Assets — Investments in Securities	$917,354,526	$916,255,901	$1,098,625	$—

Other Financial Instruments***
Futures Contracts	$1,255	$1,255	$—	$—

Total Assets — Other Financial Instruments	$1,255	$1,255	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

29

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2016 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value	$99,919	$998,750	$898,875	$1,098,625
Investments in securities of affiliated issuers, at value	370,615,886	1,489,550,704	1,076,740,627	916,255,901

Total investments, at value (1)	370,715,805	1,490,549,454	1,077,639,502	917,354,526
Cash	—	—	—	10,854
Receivables:
Dividends from affiliated funds	983	6,809	4,032	3,334
Investment securities sold	680,000	911,000	—	—
Fund shares sold	4,892	54,223	15,266	19,364
Variation margin on financial futures contracts	16,971	214,138	202,223	216,100
Prepaid expenses and other assets	59,651	50,687	48,964	48,528

Total Assets	371,478,302	1,491,786,311	1,077,909,987	917,652,706

Liabilities
Payables:
Fund shares redeemed	248,999	643,736	173,171	388,466
Variation margin on financial futures contracts	63	12,922	3,984	—
Accrued expenses:
Investment advisory fees	413	105,996	82,148	76,808
Professional fees	27,032	27,033	27,033	27,033
Shareholder servicing fees	61,510	237,120	170,509	154,849
Other expenses	27,502	55,135	42,786	35,117

Total Liabilities	365,519	1,081,942	499,631	682,273

Net Assets	$371,112,783	$1,490,704,369	$1,077,410,356	$916,970,433

Net Assets Consist of:
Paid-in-capital	$384,544,941	$1,599,221,140	$1,190,874,540	$1,024,028,481
Accumulated net investment income	1,209,501	7,805,002	4,215,070	1,726,244
Undistributed net realized gain on investments and derivative transactions	1,293,535	2,770,777	33,928,422	66,514,794
Net unrealized appreciation (depreciation) on investments and derivative transactions	(15,935,194)	(119,092,550)	(151,607,676)	(175,299,086)

Net Assets	$371,112,783	$1,490,704,369	$1,077,410,356	$916,970,433

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$70,914,284	$330,918,272	$245,106,751	$162,989,219

Institutional shares outstanding	6,472,264	29,676,424	22,139,075	15,241,878

Net asset value, offering and redemption price per Institutional share	$10.96	$11.15	$11.07	$10.69

Net assets applicable to the Investor Class	$300,198,499	$1,159,786,097	$832,303,605	$753,981,214

Investor shares outstanding	27,428,297	104,143,733	75,285,929	70,584,096

Net asset value, offering and redemption price per Investor share	$10.94	$11.14	$11.06	$10.68

(1) Investments in securities of unaffiliated issuers, at cost	$99,877	$998,134	$898,320	$1,097,947
Investments in securities of affiliated issuers, at cost	386,570,498	1,609,028,745	1,228,469,508	1,091,556,920

Total investments, at cost	$386,670,375	$1,610,026,879	$1,229,367,828	$1,092,654,867

See Notes to Financial Statements.

30

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2016 (Unaudited)

	Conservative	Balanced	Growth	Aggressive
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment Income
Income distributions received from affiliated funds	$1,802,852	$10,084,281	$5,908,516	$3,266,734
Interest	103	1,451	1,260	1,277

Total Investment Income	1,802,955	10,085,732	5,909,776	3,268,011

Expenses
Investment advisory fees	183,737	754,761	543,273	464,302
Transfer agent fees:
Institutional shares	1,691	1,805	1,745	1,671
Investor shares	17,182	34,864	23,638	19,291
Custodian fees	11,868	25,400	22,031	15,617
Shareholder servicing fees:
Investor shares	365,378	1,438,787	1,030,341	935,509
Accounting and administration fees	11,668	40,776	29,987	25,762
Professional fees	24,513	24,512	24,513	24,513
Blue sky fees:
Institutional shares	6,448	6,609	9,616	6,609
Investor shares	10,508	11,055	9,901	9,073
Shareholder reporting fees:
Institutional shares	1,817	1,949	1,894	1,837
Investor shares	5,924	12,190	8,304	6,683
Trustee expenses	2,017	8,329	6,050	5,334
Line of credit facility fees and interest expense	1,081	4,482	3,254	2,875
Other expenses	14,637	28,627	24,651	22,691

Total Expenses	658,469	2,394,146	1,739,198	1,541,767
Expenses waived/reimbursed(1)	(65,015)	(113,416)	(44,492)	—

Net Expenses	593,454	2,280,730	1,694,706	1,541,767

Net investment income	1,209,501	7,805,002	4,215,070	1,726,244

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	723,725	5,664,804	6,754,371	8,133,852
Net realized loss on investment securities of unaffiliated issuers	(1,872,190)	(14,105,940)	(6,363,901)	(4,032,354)
Net realized gain on futures transactions	79,574	546,475	353,262	375,666

Net realized gain (loss)	(1,068,891)	(7,894,661)	743,732	4,477,164

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	11,086,004	59,129,294	16,872,322	(14,395,002)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	42	616	555	678
Change in unrealized appreciation (depreciation) on futures	16,146	291,085	18,242	(123,173)

Net change in unrealized appreciation (depreciation)	11,102,192	59,420,995	16,891,119	(14,517,497)

Net Realized and Unrealized Gain (Loss)	10,033,301	51,526,334	17,634,851	(10,040,333)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,242,802	$59,331,336	$21,849,921	$(8,314,089)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

31

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,209,501	$4,056,466	$7,805,002	$22,248,842
Net realized gain (loss) on investment securities and futures transactions	(1,068,891)	21,364,449	(7,894,661)	209,853,176
Net change in unrealized appreciation (depreciation) on investment securities and futures	11,102,192	(34,121,239)	59,420,995	(292,929,539)

Net increase (decrease) in net assets resulting from operations	11,242,802	(8,700,324)	59,331,336	(60,827,521)

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	(807,878)	—	(5,045,636)
Investor shares	—	(3,250,907)	—	(17,231,084)
Distributions from net realized capital gains
Institutional shares	—	(4,056,696)	—	(42,122,169)
Investor shares	—	(16,914,391)	—	(151,904,855)

Total dividends and distributions	—	(25,029,872)	—	(216,303,744)

Capital Share Transactions(1) :
Proceeds from shares sold
Institutional shares	3,600,839	266,742	6,200,944	2,393,223
Investor shares	17,313,371	30,769,183	24,195,014	56,861,675
Shares issued from Merger(1)
Institutional shares	—	75,356,677	—	351,418,265
Reinvestment of dividends and distributions
Institutional shares	—	4,835,687	—	47,033,321
Investor shares	—	20,157,620	—	169,071,981

Total proceeds from shares sold and reinvested	20,914,210	131,385,909	30,395,958	626,778,465

Value of shares redeemed
Institutional shares	(5,834,303)	(1,069,297)	(21,037,051)	(2,356,453)
Investor shares	(21,102,266)	(42,131,709)	(102,190,864)	(114,945,036)

Total value of shares redeemed	(26,936,569)	(43,201,006)	(123,227,915)	(117,301,489)

Net increase (decrease) from capital share transactions(2)	(6,022,359)	88,184,903	(92,831,957)	509,476,976

Total increase (decrease) in net assets	5,220,443	54,454,707	(33,500,621)	232,345,711

Net Assets:
Beginning of Period	365,892,340	311,437,633	1,524,204,990	1,291,859,279

End of Period*	$371,112,783	$365,892,340	$1,490,704,369	$1,524,204,990

* Including undistributed net investment income	$1,209,501	$—	$7,805,002	$—

(1)	Inception date for Institutional Class for Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund was November 23, 2015.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
(Unaudited)		(Unaudited)

$4,215,070	$13,963,287	$1,726,244	$8,782,106
743,732	189,714,170	4,477,164	235,381,765
16,891,119	(248,552,166)	(14,517,497)	(265,954,151)

21,849,921	(44,874,709)	(8,314,089)	(21,790,280)

—	(3,245,532)	—	(1,573,444)
—	(10,728,514)	—	(7,205,082)

—	(37,114,828)	—	(34,895,055)
—	(130,178,683)	—	(164,370,097)

—	(181,267,557)	—	(208,043,678)

4,902,608	1,175,325	3,528,097	616,532
11,470,701	34,132,116	8,524,815	25,781,773

—	258,734,195	—	172,531,801

—	40,328,502	—	36,455,456
—	140,889,511	—	171,567,547

16,373,309	475,259,649	12,052,912	406,953,109

(12,874,313)	(2,222,874)	(8,609,925)	(1,914,451)
(62,887,592)	(84,048,090)	(44,503,038)	(78,585,909)

(75,761,905)	(86,270,964)	(53,112,963)	(80,500,360)

(59,388,596)	388,988,685	(41,060,051)	326,452,749

(37,538,675)	162,846,419	(49,374,140)	96,618,791

1,114,949,031	952,102,612	966,344,573	869,725,782

$1,077,410,356	$1,114,949,031	$916,970,433	$966,344,573

$4,215,070	$—	$1,726,244	$—

See Notes to Financial Statements.

33

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2016(5)	$10.62	$0.04	#	$0.02	$0.28	$—	$—	$10.96	3.20%	$70,914	0.15%	0.17%	0.84%	3%
2015(6)	11.51	0.05	#	0.22	(0.39)	(0.12)	(0.65)	10.62	(0.99)	70,895	0.18	0.20	4.36	92	(7)
Investor Class
2016(5)	$10.62	$0.03	#	$0.02	$0.27	$—	$—	$10.94	3.01%	$300,199	0.37%	0.41%	0.63%	3%
2015	11.59	0.14	#	0.26	(0.60)	(0.12)	(0.65)	10.62	(1.69)	294,997	0.27	0.33	1.22	92	(7)
2014	11.84	0.14	#	0.19	(0.17)	(0.19)	(0.22)	11.59	1.40	311,438	0.12	0.16	1.17	20
2013	12.27	0.11	#	0.21	0.12	(0.17)	(0.70)	11.84	3.67	319,213	0.12	0.16	0.85	12
2012	11.70	0.16	#	0.16	0.50	(0.22)	(0.03)	12.27	7.02	327,321	0.12	0.16	1.29	3
2011	11.87	0.18	#	0.05	(0.03)	(0.19)	(0.18)	11.70	1.71	293,236	0.12	0.17	1.47	9
Balanced Allocation Fund
Institutional Class
2016(5)	$10.70	$0.07	#	$0.04	$0.34	$—	$—	$11.15	4.21%	$330,918	0.11%	0.13%	1.26%	3%
2015(6)	12.67	0.09	#	0.45	(0.77)	(0.16)	(1.58)	10.70	(1.73)	332,327	0.12	0.14	7.28	95	(7)
Investor Class
2016(5)	$10.70	$0.05	#	$0.04	$0.35	$—	$—	$11.14	4.11%	$1,159,786	0.36%	0.38%	1.00%	3%
2015	12.89	0.20	#	0.53	(1.18)	(0.16)	(1.58)	10.70	(3.43)	1,191,878	0.28	0.30	1.56	95	(7)
2014	13.14	0.19	#	0.36	(0.09)	(0.27)	(0.44)	12.89	3.53	1,291,859	0.12	0.13	1.38	3
2013	12.73	0.16	#	0.44	0.68	(0.28)	(0.59)	13.14	10.08	1,288,529	0.12	0.13	1.23	27
2012	11.77	0.19	#	0.22	0.97	(0.27)	(0.15)	12.73	11.79	1,204,869	0.12	0.13	1.54	3
2011	12.12	0.20	#	0.06	(0.14)	(0.26)	(0.21)	11.77	1.01	1,097,275	0.12	0.13	1.65	16

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(5)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was November 23, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

34

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
Growth Allocation Fund
Institutional Class
2016(5)	$10.83	$0.05	#	$0.07		$0.12	$—	$—	$11.07	2.22%	$245,107	0.13%	0.13%	0.99%	2%
2015(6)	13.23	0.11	#	0.76		(1.20)	(0.14)	(1.93)	10.83	(2.36)	247,746	0.14	0.14	8.37	97	(7)
Investor Class
2016(5)	$10.83	$0.04	#	$0.07		$0.12	$—	$—	$11.06	2.12%	$832,303	0.37%	0.38%	0.73%	2%
2015	13.43	0.17	#	0.90		(1.61)	(0.13)	(1.93)	10.83	(3.83)	867,203	0.29	0.30	1.26	97	(7)
2014	14.00	0.15	#	0.54		(0.28)	(0.25)	(0.73)	13.43	2.93	952,103	0.12	0.13	1.07	4
2013	13.04	0.15	#	0.67		1.57	(0.27)	(1.16)	14.00	18.49	963,902	0.12	0.13	1.03	22
2012	11.60	0.15	#	0.26		1.30	(0.17)	(0.10)	13.04	14.84	853,233	0.12	0.13	1.17	2
2011	12.28	0.16	#	0.03		(0.49)	(0.17)	(0.21)	11.60	(2.39)	783,344	0.12	0.14	1.26	10
Aggressive Allocation Fund
Institutional Class
2016(5)	$10.77	$0.03	#	$0.09		$(0.20)	$—	$—	$10.69	(0.74)%	$162,989	0.14%	0.14%	0.59%	1%
2015(6)	14.13	0.12	#	1.10		(1.67)	(0.09)	(2.82)	10.77	(2.85)	169,302	0.15	0.15	8.75	103	(7)
Investor Class
2016(5)	$10.77	$0.02	#	$0.09		$(0.20)	$—	$—	$10.68	(0.84)%	$753,981	0.38%	0.38%	0.33%	1%
2015	14.06	0.12	#	1.32		(1.82)	(0.09)	(2.82)	10.77	(2.39)	797,043	0.29	0.30	0.85	103	(7)
2014	14.82	0.12	#	0.80		(0.41)	(0.23)	(1.04)	14.06	3.38	869,726	0.12	0.13	0.79	4
2013	12.46	0.11	#	0.90		2.39	(0.29)	(0.75)	14.82	27.41	879,563	0.12	0.13	0.77	12
2012	10.89	0.11	#	0.26		1.50	(0.11)	(0.19)	12.46	17.19	726,665	0.12	0.13	0.91	5
2011	11.79	0.10	#	—	†	(0.71)	(0.10)	(0.19)	10.89	(5.14)	674,790	0.12	0.14	0.83	9

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(5)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was November 23, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

35

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 51.2%
Federal Farm Credit Bank
0.53%, 09/05/17†	$15,285,000	$15,283,144
0.58%, 09/12/17†	6,400,000	6,401,470
0.53%, 09/22/17†	18,000,000	17,998,884
0.53%, 09/25/17†	15,000,000	14,996,364
Federal Farm Credit Bank Discount Notes
0.36%, 10/26/16	30,000,000	29,948,325
0.43%, 01/03/17	4,095,000	4,082,305
0.48%, 03/30/17	4,335,000	4,315,676
Federal Home Loan Bank
0.39%, 07/06/16†	12,000,000	12,000,000
0.51%, 02/14/17†	17,000,000	16,994,551
0.50%, 03/14/17†	12,000,000	11,998,352
0.49%, 03/15/17†	9,000,000	9,000,000
0.58%, 05/30/17	11,900,000	11,890,064
0.56%, 06/15/17†	16,195,000	16,195,000
0.58%, 10/27/17†	14,915,000	14,915,000
Federal Home Loan Bank Discount Notes
0.19%, 07/05/16	14,905,000	14,904,437
0.21%, 07/11/16	26,925,000	26,922,457
0.22%, 07/20/16	30,000,000	29,994,617
0.22%, 07/22/16	37,530,000	37,522,494
0.28%, 08/24/16	16,875,000	16,863,458
0.28%, 09/02/16	13,940,000	13,928,956
0.33%, 09/14/16	10,000,000	9,991,562
0.33%, 09/16/16	22,555,000	22,535,703
0.33%, 09/23/16	32,000,000	31,965,688
0.34%, 10/11/16	6,740,000	6,732,361
0.34%, 10/21/16	8,000,000	7,988,700
0.34%, 10/25/16	15,000,000	14,978,008
0.34%, 10/26/16	8,000,000	7,988,300
0.39%, 11/14/16	17,785,000	17,754,900
0.43%, 12/23/16	8,335,000	8,317,172
0.43%, 02/21/17	8,875,000	8,840,240
Federal Home Loan Mortgage Corporation
0.50%, 04/27/17†	10,000,000	9,998,327
0.51%, 07/21/17†	6,100,000	6,099,338
0.61%, 03/08/18†	7,000,000	7,000,000
Federal Home Loan Mortgage Corporation Discount Notes
0.21%, 07/07/16	25,000,000	24,997,917
0.27%, 08/12/16	13,410,000	13,403,273
0.27%, 08/24/16	20,000,000	19,986,500
0.30%, 09/08/16	13,430,000	13,418,674
0.31%, 10/06/16	9,000,000	8,990,421
0.35%, 12/14/16	24,935,000	24,867,163
0.40%, 02/17/17	8,625,000	8,596,775
Federal National Mortgage Association
0.51%, 08/16/17†	19,770,000	19,767,193
0.53%, 10/05/17†	5,500,000	5,498,939
Federal National Mortgage Association Discount Notes
0.47%, 06/01/17	3,240,000	3,221,006

Total Agency Obligations (Cost $629,093,714)		629,093,714

	Par	Value
U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bills
0.05%, 07/07/16	$28,000,000	$27,997,643
0.18%, 07/28/16	10,000,000	9,997,019
0.21%, 08/04/16	7,000,000	6,996,956
0.21%, 09/15/16	46,995,000	46,944,677
0.40%, 04/27/17	18,000,000	17,909,250

		109,845,545

U.S. Treasury Notes
0.36%, 07/31/16	15,000,000	14,998,216
0.37%, 10/31/17†	1,663,200	1,659,577
0.42%, 01/31/18†	4,000,000	3,998,658

		20,656,451

Total U.S. Treasury Obligations (Cost $130,501,996)		130,501,996

REPURCHASE AGREEMENTS — 38.1%
Bank of Montreal 0.38% (dated 06/30/16, due 07/01/16, repurchase price $9,000,095, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds, 1.750% to 7.875%, due 02/15/21 to 08/15/42, total market value $9,180,023)	9,000,000	9,000,000
0.40% (dated 06/30/16, due 07/01/16, repurchase price $20,000,222, collateralized by Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, U.S. Treasury Bills and U.S. Treasury Notes, 1.375% to 5.000%, due 01/15/17 to 11/01/42, total market value $20,426,759)	20,000,000	20,000,000
Bank of Nova Scotia (The) 0.40% (dated 06/30/16, due 07/01/16, repurchase price $65,000,722, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.625% to 2.000%, due 02/15/17 to 02/15/2025, total market value $66,300,013)	65,000,000	65,000,000
BNP Paribas 0.40% (dated 06/30/16, due 07/01/16, repurchase price $30,000,333, collateralized by U.S. Treasury Bill, U.S. Treasury Note and U.S. Treasury Bond, 0.000% to 3.625%, due 07/21/16 to 08/15/43, total market value $30,600,036)	30,000,000	30,000,000

See Notes to Financial Statements.

36

	Par	Value
Credit Agricole Corporate & Investment Bank SA 0.42% (dated 06/30/16, due 07/01/16, repurchase price $20,000,233, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.000% to 2.625%, due 07/21/16 to 11/15/20, total market value $20,400,055)	$20,000,000	$20,000,000
Goldman Sachs & Co. 0.42% (dated 06/30/16, due 07/01/16, repurchase price $19,385,226, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 3.000% to 6.000%, due 09/01/27 to 02/01/48, total market value $19,966,550)	19,385,000	19,385,000
HSBC Securities USA 0.38% (dated 06/30/16, due 07/01/16, repurchase price $30,000,317, collateralized by U.S. Treasury Notes, 2.000% to 4.000%, due 08/15/18 to 02/15/25, total market value $30,601,671)	30,000,000	30,000,000
Mitsubishi UFJ Securities USA, Inc. 0.41% (dated 06/30/16, due 07/01/16, repurchase price $30,000,342, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, 3.000% to 4.000%, due 01/01/30 to 03/01/46, total market value $30,900,000)	30,000,000	30,000,000
Mizuho Securities USA, Inc. 0.53% (dated 06/30/16, due 07/01/16, repurchase price $60,000,883, collateralized by U.S. Treasury Notes, 2.000%, due 07/31/20 to 08/15/25, total market value $61,200,046)	60,000,000	60,000,000
Morgan Stanley & Co. LLC 0.27% (dated 06/30/16, due 07/01/16, repurchase price $65,000,488, collateralized by U.S. Treasury Bills and U.S. Treasury Notes, 0.625% to 2.500%, due 10/15/16 to 05/15/24, total market value $66,300,094)	65,000,000	65,000,000

	Par	Value
0.29% (dated 06/30/16, due 07/01/16, repurchase price $50,000,403, collateralized by Government National Mortgage Association, U.S. Treasury Note and U.S. Treasury Bond, 2.375% to 5.250%, due 01/15/25 to 06/20/46, total market value $51,000,068)	$50,000,000	$50,000,000
RBC Capital Markets LLC 0.40% (dated 06/30/16, due 07/01/16, repurchase price $30,000,333, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.500% to 4.000%, due 08/01/26 to 07/01/46, total market value $30,900,000)	30,000,000	30,000,000
TD Securities USA LLC 0.44% (dated 06/30/16, due 07/01/16, repurchase price $40,000,489, collateralized by U.S. Treasury Notes, 1.750% to 2.250%, due 11/30/17 to 11/15/24, total market value $40,800,083)	40,000,000	40,000,000

Total Repurchase Agreements (Cost $468,385,000)		468,385,000

TOTAL INVESTMENTS — 99.9% (Cost $1,227,980,710)		1,227,980,710
Other Assets in Excess of Liabilities — 0.1%		1,766,150

NET ASSETS — 100.0%		$1,229,746,860

PORTFOLIO SUMMARY (based on net assets)

%
Agency Obligations	51.2
Repurchase Agreements	38.1
U.S. Treasury Obligations	10.6

99.9

See Notes to Financial Statements.

37

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$629,093,714	$—	$629,093,714	$—
Repurchase Agreements	468,385,000	—	468,385,000	—
U.S. Treasury Obligations	130,501,996	—	130,501,996	—

Total Assets — Investments in Securities	$1,227,980,710	$—	$1,227,980,710	$—

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

38

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corporation
1.05%, 04/26/18	$2,705,000	$2,706,247
1.00%, 04/27/18	2,760,000	2,765,415
1.05%, 04/27/18	2,760,000	2,760,157
1.00%, 06/29/18	2,870,000	2,873,447
1.13%, 10/11/18	1,875,000	1,875,058
1.13%, 04/15/19	1,550,000	1,563,814
1.30%, 04/29/19	945,000	945,320
1.29%, 05/03/19	4,900,000	4,903,479

Total Agency Obligations (Cost $20,364,233)		20,392,937

ASSET-BACKED SECURITIES — 12.2%
ACAS CLO, Ltd. Series 2007-1A
0.86%, 04/20/21 144A†	284,110	282,871
Aircraft Lease Securitisation, Ltd. Series 2007-1A
0.72%, 05/10/32 144A†	75,865	75,391
American Homes 4 Rent Series 2014-SFR1
1.45%, 06/17/31 144A†	530,363	524,230
AmeriCredit Automobile Receivables Trust Series 2013-2
1.19%, 05/08/18	194,428	194,392
1.79%, 03/08/19	980,000	980,753
AmeriCredit Automobile Receivables Trust Series 2013-4
1.66%, 09/10/18	500,000	500,525
AmeriCredit Automobile Receivables Trust Series 2014-1
2.15%, 03/09/20	825,000	829,876
AmeriCredit Automobile Receivables Trust Series 2014-3
3.13%, 10/08/20	915,000	931,572
AmeriCredit Automobile Receivables Trust Series 2016-2
1.60%, 11/09/20	590,000	592,612
2.21%, 05/10/21	790,000	797,142
2.87%, 11/08/21	230,000	234,561
Apidos CDO V Series 2007-5A
0.86%, 04/15/21 144A†	253,956	253,420
Apidos CDO XIV Series 2013-14A
1.78%, 04/15/25 144A†	2,090,000	2,071,460
2.33%, 04/15/25 144A†	250,000	240,026
ARES XXVI CLO, Ltd. Series 2013-1A
1.73%, 04/15/25 144A†	515,000	508,783
Atrium VII Series 7A
1.73%, 11/16/22 144A†	631,589	629,963
BA Credit Card Trust Series 2014-A1
0.82%, 06/15/21†	1,110,000	1,109,196
Babson CLO, Inc. Series 2007-1A
0.86%, 01/18/21 144A†	387,885	385,073

	Par	Value
Babson CLO, Ltd. Series 2013-IA
1.73%, 04/20/25 144A†	$1,200,000	$1,186,858
Babson CLO, Ltd. Series 2015-IA
3.48%, 04/20/27 144A†	600,000	592,880
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1
0.90%, 12/25/42†	85,892	84,293
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7
1.45%, 10/25/37†	577,460	531,762
BlueMountain CLO, Ltd. Series 2012-1A
1.95%, 07/20/23 144A†	2,000,000	1,996,522
Capital Auto Receivables Asset Trust Series 2013-1
1.29%, 04/20/18	196,073	196,087
1.74%, 10/22/18	270,000	270,410
Capital One Multi-Asset Execution Trust Series 2015-A2
2.08%, 03/15/23	1,000,000	1,030,569
Cent CLO 18, Ltd. Series 2013-18A
1.76%, 07/23/25 144A†	1,400,000	1,378,125
CenterPoint Energy Transition Bond Co. IV, LLC Series 2012-1
0.90%, 04/15/18	323,061	322,959
Chesapeake Funding II LLC Series 2016-1A
2.11%, 03/15/28 144A	1,870,000	1,881,222
Chesapeake Funding II LLC Series 2016-2A
1.88%, 06/15/28 144A	1,950,000	1,955,188
CIFC Funding 2015-II, Ltd. Series 2015-2A
3.63%, 04/15/27 144A†	700,000	687,388
Citibank Credit Card Issuance Trust Series 2014-A2
1.02%, 02/22/19	2,600,000	2,602,708
CNH Equipment Trust Series 2016-B
1.63%, 08/15/21	1,020,000	1,026,930
Colony American Homes Series 2014-1A
1.60%, 05/17/31 144A†	549,627	545,074
Colony American Homes Series 2014-2A
1.40%, 07/17/31 144A†	834,070	822,177
Conseco Financial Corporation Series 1998-1
6.04%, 11/01/29	2,724	2,758
Credit Acceptance Auto Loan Trust Series 2015-1A
2.00%, 07/15/22 144A	1,140,000	1,141,990
Credit Acceptance Auto Loan Trust Series 2016-2A
2.42%, 11/15/23 144A	2,080,000	2,099,177

See Notes to Financial Statements.

39

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Crusade ABS Trust Series 2012-1
2.85%, 07/12/23(A)†	$282,080	$210,504
CSAB Mortgage-Backed Trust Series 2006-2
5.72%, 09/25/36 STEP	451,140	279,875
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6
0.99%, 12/25/34†	1,459,547	1,372,481
Dell Equipment Finance Trust Series 2014-1
1.36%, 06/22/20 144A	864,626	864,025
Drive Auto Receivables Trust Series 2015-AA
2.28%, 06/17/19 144A	2,710,000	2,717,352
Drive Auto Receivables Trust Series 2016-BA
1.67%, 07/15/19 144A	320,000	320,256
2.56%, 06/15/20 144A	290,000	291,254
3.19%, 07/15/22 144A	590,000	591,183
Drug Royalty II LP 2 Series 2014-1
3.48%, 07/15/23 144A†@	204,164	205,663
Dryden XXII Senior Loan Fund Series 2011-22A
1.80%, 01/15/22 144A†	1,088,099	1,083,362
Dryden XXIV Senior Loan Fund Series 2012-24RA
1.92%, 11/15/23 144A†	800,000	797,120
Dryden XXV Senior Loan Fund Series 2012-25A
2.01%, 01/15/25 144A†	800,000	797,517
Dryden XXVI Senior Loan Fund Series 2013-26A
1.73%, 07/15/25 144A†	400,000	395,287
Dryden XXVIII Senior Loan Fund Series 2013-28A
1.73%, 08/15/25 144A†	930,000	918,557
2.18%, 08/15/25 144A†	1,175,000	1,139,603
Dryden XXXI Senior Loan Fund Series 2014-31A
3.48%, 04/18/26 144A†	675,000	661,527
FHLMC Structured Pass-Through Securities Series T-32
0.71%, 08/25/31†	459,113	449,846
Flatiron CLO, Ltd. Series 2011-1A
2.18%, 01/15/23 144A†	582,176	582,175
Ford Credit Auto Owner Trust Series 2016-B
1.33%, 10/15/20	1,633,000	1,640,950
GCAT Series 2015-2 3.75%,
07/25/20 STEP 144A	387,874	385,990
GoldenTree Loan Opportunities IV, Ltd. Series 2007-4A
1.35%, 08/18/22 144A†	2,000,000	1,941,254

	Par	Value
GoldenTree Loan Opportunities VII, Ltd. Series 2013-7A
1.79%, 04/25/25 144A†	$500,000	$493,432
GreatAmerica Leasing Receivables Funding LLC Series 2013-1
1.83%, 06/17/19 144A	325,000	325,121
Honda Auto Receivables Owner Trust Series 2016-2
1.39%, 04/15/20	1,410,000	1,420,300
Hyundai Auto Receivables Trust Series 2016-A
1.56%, 09/15/20	940,000	948,407
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1
1.50%, 01/15/24 144A†	66,743	64,240
Invitation Homes Trust Series 2013-SFR1
1.60%, 12/17/30 144A†	751,312	748,041
Invitation Homes Trust Series 2014-SFR1
1.45%, 06/17/31 144A†	2,364,918	2,328,370
Invitation Homes Trust Series 2014-SFR2
1.55%, 09/17/31 144A†	1,468,089	1,454,174
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2
0.63%, 02/25/36†	303,111	290,458
Kubota Credit Owner Trust Series 2015-1A
0.94%, 12/15/17 144A	556,758	556,537
LA Arena Funding LLC Series 1
7.66%, 12/15/26 144A	225,237	243,831
LCM XII LP Series 12A
1.89%, 10/19/22 144A†	1,190,000	1,186,261
Madison Park Funding XVII, Ltd. Series 2015-17A
3.54%, 07/21/27 144A†	400,000	396,296
Mercedes-Benz Master Owner Trust Series 2016-BA
1.14%, 05/17/21 144A†	1,354,000	1,355,937
MMAF Equipment Finance LLC Series 2011-AA
2.10%, 07/15/17 144A	9,095	9,100
Navient Private Education Loan Trust Series 2014-CTA
1.14%, 09/16/24 144A†	146,435	145,349
Nissan Auto Receivables Owner Trust, Series 2016-A
1.59%, 07/15/22	2,860,000	2,889,615
North Texas Higher Education Authority, Inc. Series 2011-1
1.73%, 04/01/40†	2,469,618	2,429,215
Octagon Investment Partners XIX, Ltd. Series 2014-1A
2.15%, 04/15/26 144A†	865,000	864,151
2.63%, 04/15/26 144A†	905,000	876,234

See Notes to Financial Statements.

40

	Par	Value
OneMain Financial Issuance Trust Series 2014-2A
2.47%, 09/18/24 144A	$2,605,000	$2,610,657
OneMain Financial Issuance Trust Series 2015-2A
2.57%, 07/18/25 144A	1,300,000	1,305,030
Option One Mortgage Loan Trust Series 2005-4
0.71%, 11/25/35†	457,242	454,645
OZLM Funding III, Ltd. Series 2013-3A
1.97%, 01/22/25 144A†	500,000	497,350
Santander Drive Auto Receivables Trust Series 2012-4
2.94%, 12/15/17	111,466	111,513
Santander Drive Auto Receivables Trust Series 2012-5
2.70%, 08/15/18	100,227	100,384
Santander Drive Auto Receivables Trust Series 2012-6
1.94%, 03/15/18	47,625	47,645
Santander Drive Auto Receivables Trust Series 2012-AA
1.78%, 11/15/18 144A	829,884	830,091
Santander Drive Auto Receivables Trust Series 2013-1
1.76%, 01/15/19	1,098,181	1,100,253
Santander Drive Auto Receivables Trust Series 2013-A
3.12%, 10/15/19 144A	1,025,000	1,037,961
Santander Drive Auto Receivables Trust Series 2014-3
2.65%, 08/17/20	210,000	211,851
Santander Drive Auto Receivables Trust Series 2014-4
2.60%, 11/16/20	1,350,000	1,365,685
Santander Drive Auto Receivables Trust Series 2015-1
3.24%, 04/15/21	320,000	324,816
Santander Drive Auto Receivables Trust Series 2015-2
3.02%, 04/15/21	385,000	391,489
Santander Drive Auto Receivables Trust Series 2016-2
1.56%, 05/15/20	500,000	501,198
2.66%, 11/15/21	640,000	650,823
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1
0.82%, 10/25/35†	2,800,000	2,719,066
SLC Student Loan Trust Series 2006-2
0.75%, 09/15/26†	1,500,000	1,454,766

	Par	Value
SLM Private Credit Student Loan Trust Series 2003-B
1.05%, 03/15/22†	$178,718	$176,217
SLM Private Credit Student Loan Trust Series 2004-B
0.85%, 06/15/21†	155,406	154,715
SLM Private Credit Student Loan Trust Series 2005-A
0.85%, 06/15/23†	1,120,830	1,074,458
SLM Private Education Loan Trust Series 2010-A
3.69%, 05/16/44 144A†	1,504,417	1,541,887
SLM Private Education Loan Trust Series 2011-B
3.74%, 02/15/29 144A	1,600,000	1,639,275
SLM Private Education Loan Trust Series 2012-C
1.54%, 08/15/23 144A†	43,853	43,854
SLM Private Education Loan Trust Series 2013-C
1.29%, 02/15/22 144A†	286,651	286,622
SLM Private Education Loan Trust Series 2014-A
1.59%, 01/15/26 144A†	1,245,000	1,231,957
2.59%, 01/15/26 144A	555,000	561,567
SMB Private Education Loan Trust Series 2016-A
2.70%, 05/15/31 144A	470,000	476,108
SoFi Professional Loan Program LLC Series 2015-A
1.65%, 03/25/33 144A†	892,432	873,437
SoFi Professional Loan Program LLC Series 2015-D
2.72%, 10/27/36 144A	943,431	952,472
Springleaf Funding Trust Series 2015-AA
3.16%, 11/15/24 144A	545,000	548,224
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS
1.96%, 04/25/35†	442,541	415,837
Symphony CLO VIII, LP Series 2012-8A
1.73%, 01/09/23 144A†	1,601,269	1,596,630
Symphony CLO XV, Ltd. Series 2014-15A
2.08%, 10/17/26 144A†	2,650,000	2,643,279
Synchrony Credit Card Master Note Trust Series 2015-2
1.60%, 04/15/21	1,500,000	1,506,556
Synchrony Credit Card Master Note Trust Series 2016-2
2.21%, 05/15/24	3,100,000	3,149,576

See Notes to Financial Statements.

41

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Toyota Auto Receivables Owner Trust Series 2016-B
1.30%, 04/15/20	$670,000	$674,566
Trade MAPS 1, Ltd. Series 2013-1A
1.15%, 12/10/18 144A†	1,500,000	1,493,988
Tryon Park CLO, Ltd. Series 2013-1A
1.75%, 07/15/25 144A†	1,770,000	1,754,596
2.18%, 07/15/25 144A†	1,175,000	1,136,432
U.S. Small Business Administration Series 1996-20K
6.95%, 11/01/16	10,037	10,185
Venture XVII CLO, Ltd. Series 2014-17A
3.48%, 07/15/26 144A†	360,000	335,491
Westlake Automobile Receivables Trust Series 2016-2A
1.57%, 06/17/19 144A	370,000	370,000
2.30%, 11/15/19 144A	710,000	712,718
4.10%, 06/15/21 144A	350,000	352,945

Total Asset-Backed Securities (Cost $110,026,775)		109,596,588

CORPORATE BONDS — 30.5%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,137,048
1.80%, 05/14/18	1,857,000	1,870,887
2.50%, 05/14/20	1,000,000	1,023,242
2.30%, 05/14/21	2,610,000	2,644,697
AES Corporation
3.67%, 06/01/19†Δ	260,000	260,000
Aetna, Inc.
1.70%, 06/07/18Δ	290,000	292,465
1.90%, 06/07/19	2,450,000	2,483,585
Air Lease Corporation
2.63%, 09/04/18Δ	940,000	939,802
Ally Financial, Inc.
2.75%, 01/30/17	2,000,000	2,012,170
5.50%, 02/15/17	1,500,000	1,524,783
3.25%, 09/29/17Δ	1,360,000	1,370,200
American Express Credit Corporation
1.13%, 06/05/17	80,000	80,000
1.40%, 05/26/20†	4,900,000	4,888,632
American Honda Finance Corporation
1.60%, 07/13/18	1,330,000	1,345,215
1.70%, 02/22/19	500,000	508,842
American International Group, Inc.
5.85%, 01/16/18	970,000	1,034,732
3.30%, 03/01/21	793,000	820,120
American Tower Corporation
2.80%, 06/01/20	2,900,000	2,970,328
AmeriGas Partners LP
6.25%, 08/20/19	500,000	510,000
Amgen, Inc.
2.20%, 05/22/19	1,150,000	1,180,340
Anthem, Inc.
2.38%, 02/15/17	1,060,000	1,067,944

	Par	Value
Apple, Inc.
1.30%, 02/23/18Δ	$170,000	$171,197
1.70%, 02/22/19	230,000	233,984
Ashland, Inc.
3.88%, 04/15/18Δ	1,480,000	1,515,150
Astoria Financial Corporation
5.00%, 06/19/17	770,000	789,490
AT&T, Inc.
2.30%, 03/11/19	1,730,000	1,767,968
1.56%, 06/30/20†	4,000,000	3,986,652
2.45%, 06/30/20	340,000	347,448
Autodesk, Inc.
1.95%, 12/15/17	350,000	350,965
AutoZone, Inc.
1.63%, 04/21/19Δ	280,000	281,630
Aviation Capital Group Corporation
3.88%, 09/27/16 144A@	1,900,000	1,905,092
4.63%, 01/31/18 144A	500,000	510,625
2.88%, 09/17/18 144A@	2,000,000	1,982,500
Bank of America Corporation
3.88%, 03/22/17	130,000	132,410
1.70%, 08/25/17	570,000	572,294
6.40%, 08/28/17	400,000	422,183
5.75%, 12/01/17	1,700,000	1,799,962
1.72%, 03/22/18†	1,200,000	1,206,584
6.88%, 04/25/18	800,000	873,773
1.67%, 01/15/19†	280,000	281,241
2.60%, 01/15/19	1,300,000	1,331,061
2.65%, 04/01/19	3,700,000	3,793,051
Baxalta, Inc.
1.43%, 06/22/18†	380,000	376,092
2.00%, 06/22/18 144A	210,000	210,208
Becton Dickinson and Co.
1.45%, 05/15/17	1,250,000	1,253,515
1.80%, 12/15/17	700,000	705,973
Berkshire Hathaway Finance Corporation
1.70%, 03/15/19	560,000	569,373
BGC Partners, Inc.
5.13%, 05/27/21 144A@	1,400,000	1,426,905
BMW US Capital LLC
1.50%, 04/11/19 144A	830,000	836,284
Boston Scientific Corporation
2.65%, 10/01/18	1,800,000	1,840,937
3.38%, 05/15/22Δ	1,100,000	1,142,469
Branch Banking & Trust Co.
1.45%, 05/10/19	1,180,000	1,185,225
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	544,362
Cameron International Corporation
1.40%, 06/15/17	270,000	270,165
Cantor Fitzgerald LP
6.50%, 06/17/22 144A@	750,000	792,692
Capital One Bank USA NA
2.25%, 02/13/19	500,000	506,711
Capital One NA
1.50%, 09/05/17	690,000	689,880
2.35%, 08/17/18	640,000	648,943
Case New Holland Industrial, Inc.
7.88%, 12/01/17	1,480,000	1,598,400

See Notes to Financial Statements.

42

	Par	Value
Caterpillar Financial Services Corporation
1.25%, 08/18/17	$490,000	$491,464
1.50%, 02/23/18	300,000	302,767
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	304,001
Celgene Corporation
2.13%, 08/15/18	310,000	314,795
Charter Communications Operating LLC
4.46%, 07/23/22 144A	2,000,000	2,152,260
Chevron Corporation
1.34%, 11/09/17	900,000	904,000
1.79%, 11/16/18Δ	420,000	425,767
2.10%, 05/16/21Δ	3,000,000	3,059,343
CHS/Community Health Systems, Inc.
5.13%, 08/15/18Δ	41,000	41,641
Cisco Systems, Inc.
1.60%, 02/28/19	390,000	396,024
CIT Group, Inc.
5.00%, 05/15/17	175,000	178,063
4.25%, 08/15/17	2,250,000	2,297,250
5.25%, 03/15/18	1,420,000	1,466,548
5.50%, 02/15/19 144A	100,000	104,875
Citigroup, Inc.
1.55%, 08/14/17	1,300,000	1,304,585
1.36%, 11/24/17†	1,000,000	1,001,159
1.80%, 02/05/18	2,030,000	2,039,115
1.52%, 07/30/18†Δ	3,200,000	3,210,157
1.59%, 06/07/19†Δ	1,000,000	1,002,069
2.70%, 03/30/21	1,100,000	1,120,812
Citizens Bank NA
1.60%, 12/04/17	900,000	900,671
2.30%, 12/03/18	350,000	354,780
2.55%, 05/13/21	250,000	252,696
CNH Industrial Capital LLC
3.88%, 07/16/18	530,000	533,975
Comcast Corporation
5.15%, 03/01/20	405,000	457,902
Compass Bank
1.85%, 09/29/17	500,000	498,688
ConocoPhillips Co.
1.53%, 05/15/22†	1,600,000	1,519,712
Continental Airlines 2009-2 Class B Pass-Through Trust
9.25%, 11/10/18	314,862	332,967
Continental Airlines 2010-1 Class B Pass-Through Trust
6.00%, 07/12/20	299,205	310,604
Crown Castle Towers LLC
3.22%, 05/15/42 144A	1,500,000	1,560,938
CVS Health Corporation
2.25%, 08/12/19	530,000	544,695
2.80%, 07/20/20	500,000	521,122
D.R. Horton, Inc.
3.63%, 02/15/18	700,000	713,790
3.75%, 03/01/19	109,000	110,635
4.00%, 02/15/20Δ	400,000	414,000
Daimler Finance North America LLC
1.13%, 03/10/17 144A	300,000	300,030
1.38%, 08/01/17 144A	660,000	661,496
1.65%, 03/02/18 144A	750,000	754,315
2.00%, 08/03/18 144A	3,000,000	3,038,334

	Par	Value
1.50%, 07/05/19 144A	$1,840,000	$1,832,326
Denali International LLC
5.63%, 10/15/20 144A	2,200,000	2,313,300
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,455,000	1,491,542
4.42%, 06/15/21 144AΔ	700,000	721,274
5.88%, 06/15/21 144A	140,000	142,893
DISH DBS Corporation
4.25%, 04/01/18	700,000	715,750
Dominion Resources, Inc.
2.96%, 07/01/19 STEP	200,000	203,752
DTE Energy Co.
2.40%, 12/01/19	100,000	102,188
eBay, Inc.
2.50%, 03/09/18	280,000	285,227
El Paso Natural Gas Co. LLC
5.95%, 04/15/17Δ	1,500,000	1,544,303
Eli Lilly & Co.
1.25%, 03/01/18	410,000	413,181
Emera US Finance LP
2.15%, 06/15/19 144A	250,000	253,088
Entergy Corporation
4.70%, 01/15/17Δ	2,800,000	2,839,740
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	379,819
Exxon Mobil Corporation
1.44%, 03/01/18	340,000	343,092
1.71%, 03/01/19	320,000	325,325
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	139,201	140,001
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	341,840
Fifth Third Bancorp
5.45%, 01/15/17	250,000	256,191
Fifth Third Bank
2.30%, 03/15/19	370,000	377,425
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,820,000	1,875,450
3.00%, 06/12/17	560,000	568,662
1.57%, 01/09/18†	500,000	500,040
2.15%, 01/09/18	700,000	706,392
2.94%, 01/08/19	1,300,000	1,338,700
1.49%, 03/12/19†	4,460,000	4,443,065
2.02%, 05/03/19Δ	875,000	883,050
Fortive Corporation
1.80%, 06/15/19 144A	200,000	201,427
Freeport-McMoRan, Inc.
2.15%, 03/01/17	210,000	209,475
General Motors Co.
3.50%, 10/02/18	953,000	981,713
General Motors Financial Co., Inc.
2.63%, 07/10/17Δ	445,000	449,226
4.75%, 08/15/17Δ	4,000,000	4,128,456
3.00%, 09/25/17	600,000	609,057
2.40%, 04/10/18	1,300,000	1,310,776
3.10%, 01/15/19	175,000	178,881
2.40%, 05/09/19Δ	780,000	782,707
3.70%, 11/24/20	245,000	251,964
3.20%, 07/06/21	165,000	165,449
Glencore Funding LLC
1.99%, 01/15/19 144A†	680,000	644,300

See Notes to Financial Statements.

43

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goldman Sachs Group, Inc.
5.75%, 10/01/16	$135,000	$136,513
1.73%, 11/15/18†	580,000	581,616
1.85%, 09/15/20†	600,000	599,186
2.27%, 11/29/23†	6,100,000	6,093,174
HCA, Inc.
3.75%, 03/15/19Δ	1,600,000	1,660,000
Hess Corporation
1.30%, 06/15/17Δ	310,000	307,998
Hewlett Packard Enterprise Co.
2.45%, 10/05/17 144A	1,040,000	1,053,802
2.85%, 10/05/18 144A	2,400,000	2,459,081
HSBC USA, Inc.
1.70%, 03/05/18	710,000	710,623
2.00%, 08/07/18	1,500,000	1,505,346
1.52%, 09/24/18†	800,000	798,545
1.24%, 11/13/19†	2,000,000	1,976,090
Huntington National Bank
1.30%, 11/20/16	500,000	500,608
1.06%, 04/24/17†	250,000	249,801
1.38%, 04/24/17	290,000	290,502
2.20%, 11/06/18	300,000	303,839
Hyundai Capital America
1.45%, 02/06/17 144A	800,000	801,072
2.40%, 10/30/18 144A	240,000	243,434
2.50%, 03/18/19 144A	710,000	726,251
IAC/InterActiveCorp
4.88%, 11/30/18	284,000	291,100
Inter-American Development Bank
1.00%, 05/13/19	1,180,000	1,184,543
International Lease Finance Corporation
6.75%, 09/01/16 144A	565,000	568,046
3.88%, 04/15/18	795,000	811,552
5.88%, 04/01/19	800,000	855,000
6.25%, 05/15/19	1,300,000	1,395,875
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	284,922
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19Δ	620,000	626,885
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	295,314
Jackson National Life Global Funding
1.25%, 02/21/17 144AΔ	600,000	600,304
John Deere Capital Corporation
1.35%, 01/16/18	400,000	402,972
1.95%, 01/08/19Δ	550,000	562,400
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	130,448
JPMorgan Chase & Co.
1.08%, 11/18/16†	1,300,000	1,301,234
1.54%, 01/25/18†	610,000	613,105
1.84%, 10/29/20†	5,900,000	5,964,912
2.40%, 06/07/21Δ	300,000	304,400
Kansas City Southern
1.33%, 10/28/16 144A†	1,000,000	998,807
KeyBank NA
1.70%, 06/01/18	900,000	904,537
2.35%, 03/08/19	440,000	449,598
Kinder Morgan, Inc.
7.00%, 06/15/17	100,000	104,167

	Par	Value
2.00%, 12/01/17	$210,000	$208,949
3.05%, 12/01/19	210,000	212,360
Kinder Morgan Energy Partners LP
5.80%, 03/01/21Δ	100,000	108,730
5.00%, 10/01/21	300,000	318,050
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,420,943
Kraft Heinz Foods Co.
1.60%, 06/30/17 144A	850,000	853,063
2.00%, 07/02/18 144A	1,830,000	1,853,902
Kroger Co.
2.20%, 01/15/17	500,000	503,158
L-3 Communications Corporation
1.50%, 05/28/17	300,000	300,329
Lam Research Corporation
2.75%, 03/15/20Δ	203,000	207,628
Lehman Escrow Bonds
0.00%, 12/28/17+Ω#	2,600,000	—
0.00%, 12/31/99Ω#@	600,000	41,250
Lennar Corporation
4.50%, 06/15/19	1,100,000	1,147,190
Liberty Property LP
6.63%, 10/01/17	375,000	397,565
Lockheed Martin Corporation
1.85%, 11/23/18	136,000	137,925
Manufacturers & Traders Trust Co.
1.25%, 01/30/17	700,000	700,153
1.40%, 07/25/17	780,000	780,927
McDonald’s Corporation
2.75%, 12/09/20	295,000	308,296
McKesson Corporation
1.29%, 03/10/17Δ	300,000	300,619
Medtronic, Inc.
1.50%, 03/15/18	270,000	272,411
Metropolitan Life Global Funding I
1.95%, 12/03/18 144AΔ	670,000	680,146
Morgan Stanley
6.63%, 04/01/18	510,000	552,954
2.45%, 02/01/19Δ	560,000	570,868
1.38%, 07/23/19†	4,340,000	4,305,684
2.38%, 07/23/19Δ	248,000	252,277
1.77%, 01/27/20†	1,350,000	1,355,910
Motorola Solutions, Inc.
3.50%, 09/01/21Δ	1,900,000	1,947,857
Nabors Industries, Inc.
2.35%, 09/15/16Δ	1,100,000	1,098,351
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	655,441
Navient Corporation
6.00%, 01/25/17	500,000	506,938
5.00%, 06/15/18	400,000	399,000
5.50%, 01/15/19	1,500,000	1,508,475
NBCUniversal Enterprise, Inc.
1.31%, 04/15/18 144A†	355,000	356,607
New York Life Global Funding
1.55%, 11/02/18 144A	710,000	716,836
Newell Rubbermaid, Inc.
2.15%, 10/15/18Δ	240,000	242,674
2.60%, 03/29/19	640,000	657,188

See Notes to Financial Statements.

44

	Par	Value
Nissan Motor Acceptance Corporation
1.95%, 09/12/17 144AΔ	$520,000	$524,210
2.00%, 03/08/19 144A	6,120,000	6,196,573
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust
6.26%, 05/20/23	105,544	113,592
Oracle Corporation
1.90%, 09/15/21	2,210,000	2,219,731
PACCAR Financial Corporation
1.10%, 06/06/17	250,000	250,565
1.28%, 12/06/18†	250,000	251,376
Pennsylvania Electric Co.
5.20%, 04/01/20Δ	500,000	529,236
Penske Truck Leasing Co. LP
2.50%, 06/15/19 144A	190,000	192,202
3.20%, 07/15/20 144A	1,000,000	1,023,770
Phillips 66
2.95%, 05/01/17	210,000	213,117
Pioneer Natural Resources Co.
6.65%, 03/15/17	900,000	931,619
6.88%, 05/01/18Δ	400,000	432,606
Plains All American Pipeline LP
2.60%, 12/15/19Δ	900,000	877,511
Prudential Financial, Inc.
1.41%, 08/15/18†	500,000	499,077
PSEG Power LLC
3.00%, 06/15/21Δ	2,200,000	2,232,914
QUALCOMM, Inc.
3.00%, 05/20/22	1,200,000	1,267,390
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,490,000	1,504,413
S&P Global, Inc.
2.50%, 08/15/18 144A	270,000	275,705
3.30%, 08/14/20	800,000	837,782
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,153,182
Santander Bank NA
2.00%, 01/12/18	600,000	599,884
Schlumberger Holdings Corporation
2.35%, 12/21/18 144A	500,000	509,938
Scripps Networks Interactive, Inc.
3.50%, 06/15/22	900,000	934,028
Southern California Edison Co.
1.85%, 02/01/22	1,285,714	1,277,963
Southern Co.
1.85%, 07/01/19	740,000	749,906
2.95%, 07/01/23	1,500,000	1,557,298
Southern Power Co.
1.85%, 12/01/17	190,000	191,565
Sprint Communications, Inc.
9.00%, 11/15/18 144A	670,000	716,062
St. Jude Medical, Inc.
2.00%, 09/15/18	645,000	652,718
Stanley Black & Decker, Inc.
2.45%, 11/17/18	530,000	541,834
Stryker Corporation
2.00%, 03/08/19Δ	550,000	559,464
SunTrust Bank
5.20%, 01/17/17Δ	890,000	908,150

	Par	Value
Synchrony Financial
1.88%, 08/15/17	$3,050,000	$3,055,554
2.60%, 01/15/19	370,000	374,269
3.00%, 08/15/19	390,000	396,786
1.87%, 02/03/20†	950,000	920,759
Sysco Corporation
1.90%, 04/01/19Δ	190,000	192,413
TECO Finance, Inc.
1.23%, 04/10/18†	1,500,000	1,478,138
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	200,000	202,392
3.30%, 02/15/22	1,900,000	1,973,756
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144A	1,400,000	1,435,374
T-Mobile USA, Inc.
5.25%, 09/01/18	600,000	612,750
6.63%, 04/28/21	77,000	80,754
Toyota Motor Credit Corporation
1.55%, 07/13/18	880,000	888,723
1.70%, 02/19/19	490,000	496,454
U.S. Bank NA
1.45%, 01/29/18	450,000	453,206
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	162,433	167,103
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	1,266,893	1,311,551
UnitedHealth Group, Inc.
1.90%, 07/16/18	420,000	427,369
US Airways 2011-1 Class B Pass-Through Trust
9.75%, 04/22/20	703,130	788,385
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	278,095	308,204
Ventas Realty LP
1.25%, 04/17/17	230,000	230,108
VEREIT Operating Partnership LP
2.00%, 02/06/17	2,700,000	2,720,147
Verizon Communications, Inc.
1.35%, 06/09/17	840,000	842,441
2.41%, 09/14/18†	570,000	584,410
3.65%, 09/14/18	945,000	993,529
1.43%, 06/17/19†	3,000,000	3,016,488
4.50%, 09/15/20	795,000	883,266
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	705,506
Visa, Inc.
2.20%, 12/14/20	260,000	268,248
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,058,728
1.60%, 11/20/17 144A	470,000	470,358
1.65%, 05/22/18 144A	619,000	618,855
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17Δ	230,000	231,719
1.75%, 05/30/18	420,000	423,478
2.60%, 06/01/21	960,000	979,014
WEA Finance LLC
1.75%, 09/15/17 144A	220,000	220,701
2.70%, 09/17/19 144A	260,000	265,397

See Notes to Financial Statements.

45

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wells Fargo Bank NA
1.65%, 01/22/18	$1,080,000	$1,089,438
1.75%, 05/24/19	1,010,000	1,024,095
Western Digital Corporation
10.50%, 04/01/24 144A	430,000	461,175
Whirlpool Corporation
1.65%, 11/01/17	340,000	342,231
Williams Partners LP
7.25%, 02/01/17	1,100,000	1,133,063
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	200,319
2.00%, 10/20/17 144A	200,000	202,190
Wyndham Worldwide Corporation
2.95%, 03/01/17	1,000,000	1,008,515
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	820,000	827,205
2.70%, 04/01/20	190,000	192,473
Zoetis, Inc.
3.45%, 11/13/20	300,000	310,019

Total Corporate Bonds (Cost $271,409,544)		274,088,211

FOREIGN BONDS — 16.2%
Australia — 1.3%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A@	1,500,000	1,550,465
Australia & New Zealand Banking Group, Ltd.
2.00%, 11/16/18	1,280,000	1,297,843
Commonwealth Bank of Australia
1.75%, 11/02/18Δ	610,000	614,587
2.05%, 03/15/19	590,000	598,467
Macquarie Bank, Ltd.
5.00%, 02/22/17 144A	1,250,000	1,278,670
1.27%, 10/27/17 144A†	480,000	479,108
1.60%, 10/27/17 144A	860,000	861,085
Macquarie Group, Ltd.
4.88%, 08/10/17 144A	355,000	366,485
National Australia Bank, Ltd.
1.30%, 06/30/17 144A	390,000	390,631
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144AΔ	1,700,000	1,718,780
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144A	469,303	488,638
Westpac Banking Corporation
1.95%, 11/23/18	1,270,000	1,287,235
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	423,757

		11,355,751

Austria — 0.2%
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	1,889,000	1,896,104

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,546,000	1,595,409

	Par	Value
Brazil — 0.1%
Banco Santander Brasil SA
4.63%, 02/13/17 144A	$1,000,000	$1,015,107

Canada — 1.5%
Air Canada Class C Pass-Through Trust Series 2013-1
6.63%, 05/15/18 144A	710,000	726,863
Bank of Nova Scotia
1.88%, 04/26/21+	1,535,000	1,526,788
Canadian Government Bond
1.25%, 02/01/18(C)	7,595,000	5,944,258
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	475,976
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,031,000	1,027,461
Rogers Communications, Inc.
1.49%, 03/13/17(C)†	550,000	425,504
Royal Bank of Canada
1.63%, 04/15/19Δ	1,320,000	1,330,329
2.20%, 09/23/19	247,000	253,674
2.10%, 10/14/20	1,050,000	1,070,011
Thomson Reuters Corporation
1.65%, 09/29/17	640,000	642,934
TransAlta Corporation
1.90%, 06/03/17Δ	112,000	111,087

		13,534,885

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144A	200,000	200,621
Baidu, Inc.
2.25%, 11/28/17	440,000	444,524
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	374,219
MUFG Capital Finance 4, Ltd.
5.27%, 01/29/49(E)†	200,000	227,233
Seagate HDD Cayman
3.75%, 11/15/18Δ	660,000	660,416

		1,907,013

Chile — 0.1%
Itau CorpBanca
3.88%, 09/22/19 144A	500,000	525,094

Denmark — 3.0%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	683,665
Nordea Kredit Realkreditaktieselskab
2.00%, 01/01/17(D)	30,000,000	4,536,856
Nykredit Realkredit A/S
1.00%, 01/01/17(D)	68,000,000	10,231,428
2.00%, 04/01/17(D)	30,000,000	4,552,442
Realkredit Danmark A/S
2.00%, 01/01/17(D)	49,000,000	7,395,867

		27,400,258

France — 1.4%
BPCE SA
1.63%, 02/10/17	440,000	441,044
Credit Agricole SA
1.43%, 04/15/19 144A†	1,260,000	1,256,160

See Notes to Financial Statements.

46

	Par	Value
1.63%, 06/10/20 144A†	$1,400,000	$1,398,309
Dexia Credit Local SA
1.24%, 03/23/18†	9,800,000	9,817,356

		12,912,869

Germany — 0.3%
Deutsche Bank AG
2.85%, 05/10/19	725,000	726,000
KFW
1.88%, 06/30/20	900,000	926,485
1.88%, 11/30/20	1,095,000	1,127,906

		2,780,391

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
2.92%, 04/16/21 144A†	1,500,000	1,513,307
3.80%, 09/15/22	450,000	452,564

		1,965,871

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17Δ	700,000	700,766

Italy — 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/17	700,000	702,710
Italy Government International Bond
5.25%, 09/20/16	741,000	747,092

		1,449,802

Japan — 1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.20%, 03/10/17 144A	620,000	620,602
1.45%, 09/08/17 144A	750,000	749,764
1.68%, 09/14/18 144A†	800,000	802,206
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	200,742
Mitsubishi UFJ Lease & Finance Co., Ltd
1.41%, 07/23/19†	875,000	870,065
Mitsubishi UFJ Trust & Banking Corporation
1.60%, 10/16/17 144AΔ	500,000	501,828
2.65%, 10/19/20 144A	700,000	719,506
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	489,975
1.09%, 09/25/17 144A†	300,000	299,513
1.70%, 09/25/17 144A	1,110,000	1,114,138
ORIX Corporation
3.75%, 03/09/17Δ	1,000,000	1,015,684
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21Δ	1,100,000	1,147,252

		8,531,275

Luxembourg — 0.1%
Pentair Finance SA
2.90%, 09/15/18	720,000	727,678
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	217,500

		945,178

	Par	Value
Mexico — 0.3%
America Movil Sab de CV
6.00%, 06/09/19(M)	$44,300,000	$2,398,118

Netherlands — 1.3%
Bank Nederlandse Gemeenten NV
1.13%, 05/25/18 144A	1,698,000	1,704,289
Cooperatieve Rabobank UA
8.38%, 07/29/49†Δ	1,800,000	1,809,855
EDP Finance BV
6.00%, 02/02/18 144A	800,000	845,923
ING Bank NV
2.00%, 11/26/18 144A	1,010,000	1,021,106
2.30%, 03/22/19 144AΔ	360,000	366,329
1.34%, 10/01/19 144A†	250,000	246,582
LeasePlan Corporation NV
2.50%, 05/16/18 144A	700,000	700,591
2.88%, 01/22/19 144A	2,500,000	2,502,715
Mylan NV
2.50%, 06/07/19 144AΔ	610,000	618,533
Shell International Finance BV
1.25%, 11/10/17	560,000	561,646
1.21%, 11/10/18†	680,000	680,501
1.63%, 11/10/18Δ	540,000	545,666
1.38%, 05/10/19Δ	350,000	351,363

		11,955,099

New Zealand — 0.3%
ANZ New Zealand International, Ltd.
1.40%, 04/27/17 144A	660,000	661,346
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,015,756

		2,677,102

Panama — 0.0%
Carnival Corporation
3.95%, 10/15/20	260,000	280,747

Singapore — 0.0%
DBS Bank, Ltd.
3.63%, 09/21/22†	200,000	204,570

South Korea — 2.6%
Export-Import Bank of Korea
5.38%, 10/04/16 144A	1,300,000	1,314,521
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	2,905,220
4.38%, 07/27/16	1,657,000	1,659,983
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,024,082
KEB Hana Bank
4.00%, 11/03/16	1,500,000	1,515,172
3.50%, 10/25/17	800,000	822,089
Korea Development Bank
3.88%, 05/04/17Δ	4,800,000	4,910,952
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,010,964
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	3,088,830
KT Corporation
1.75%, 04/22/17 144A	2,000,000	2,005,968

See Notes to Financial Statements.

47

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.63%, 04/22/19@	$800,000	$822,628

		23,080,409

Sweden — 0.1%
Svensk Exportkredit AB
1.25%, 04/12/19	970,000	976,481

Switzerland — 0.4%
Credit Suisse AG
1.38%, 05/26/17	1,480,000	1,481,406
1.75%, 01/29/18	500,000	500,531
3.63%, 09/09/24	500,000	517,832
UBS AG
1.80%, 03/26/18	1,100,000	1,110,747

		3,610,516

United Kingdom — 0.9%
BP Capital Markets PLC
1.05%, 02/13/18†	1,500,000	1,495,874
1.68%, 05/03/19	367,000	370,084
HBOS PLC
1.38%, 09/06/17	1,000,000	995,371
HSBC Bank PLC
1.27%, 05/15/18 144A†	1,190,000	1,185,273
Santander UK PLC
1.65%, 09/29/17	1,150,000	1,149,972
2.50%, 03/14/19	555,000	560,880
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,315,273
Yorkshire Building Society
2.13%, 03/18/19(E)	900,000	1,026,574

		8,099,301

Virgin Islands (British) — 0.4%
CNPC General Capital, Ltd.
2.75%, 04/19/17	600,000	606,685
Sinopec Group Overseas Development 2014, Ltd.
1.41%, 04/10/17 144A†	3,000,000	3,003,864
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	371,163

		3,981,712

Total Foreign Bonds (Cost $144,971,634)		145,779,828

LOAN AGREEMENT — 0.0%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20 (Cost $109,688)	108,375	108,511

MORTGAGE-BACKED SECURITIES — 18.3%
American Home Mortgage Investment Trust Series 2004-3
2.73%, 10/25/34†	186,754	186,627
American Home Mortgage Assets Trust Series 2006-5
1.36%, 11/25/46†	816,894	380,782
Apollo Trust Series 2009-1
3.16%, 10/03/40(A)†	325,554	244,636

	Par	Value
Banc of America Commercial Mortgage Trust Series 2007-4
6.00%, 02/10/51†	$1,290,000	$1,344,155
Banc of America Commercial Mortgage Trust Series 2007-5
5.49%, 02/10/51	1,804,755	1,857,545
Banc of America Funding Trust Series 2006-J
3.02%, 01/20/47†	387,972	324,987
Banc of America Mortgage Trust Series 2003-L
2.87%, 01/25/34†	177,982	173,541
Banc of America Mortgage Trust Series 2004-2
6.50%, 10/25/31	47,778	49,761
Banc of America Mortgage Trust Series 2004-I
2.85%, 10/25/34†	241,285	238,089
BBCMS Trust Series 2015-RRI
1.59%, 05/15/32 144A†	2,167,542	2,160,377
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8
2.94%, 01/25/34†	213,313	212,063
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5
3.48%, 07/25/34†	279,052	277,824
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7
2.89%, 10/25/34†	31,564	31,299
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.09%, 03/25/35†	426,411	427,401
Bear Stearns ALT-A Trust Series 2004-10
1.11%, 09/25/34†	1,636,994	1,551,438
Bear Stearns ALT-A Trust Series 2004-13
1.19%, 11/25/34†	146,377	142,692
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15
5.32%, 02/11/44	980,056	997,872
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17
5.69%, 06/11/50†	1,787,819	1,847,513
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
6.08%, 06/11/50†	1,055,000	1,102,825
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26
5.51%, 01/12/45†	845,000	860,812

See Notes to Financial Statements.

48

	Par	Value
BLCP Hotel Trust Series 2014-CLRN
1.39%, 08/15/29 144A†	$1,920,448	$1,901,195
CD Commercial Mortgage Trust Series 2007-CD4
5.37%, 12/11/49†	395,000	401,786
CDGJ Commercial Mortgage Trust Series 2014-BXCH
1.84%, 12/15/27 144A†	746,937	746,253
CGBAM Commercial Mortgage Trust Series 2015-SMRT
3.21%, 04/10/28 144A	850,000	863,849
Citigroup Commercial Mortgage Trust Series 2013-SMP
2.11%, 01/12/30 144A	1,230,523	1,239,282
COBALT Commercial Mortgage Trust Series 2007-C3
5.96%, 05/15/46†	700,000	721,791
COMM Mortgage Trust Series 2006-C8
5.31%, 12/10/46	860,095	864,103
COMM Mortgage Trust Series 2013-CR7
0.00%, 03/10/46 IOΩ†	5,523,584	343,914
COMM Mortgage Trust Series 2013-CR12
2.90%, 10/10/46	2,055,000	2,122,617
COMM Mortgage Trust Series 2013-SFS
1.87%, 04/12/35 144A	556,825	556,794
COMM Mortgage Trust Series 2014-FL5
2.59%, 10/15/31 144A†	670,000	652,392
COMM Mortgage Trust Series 2015-LC21
3.94%, 07/10/48 IOΩ†	6,832,928	342,878
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29
0.99%, 02/25/35†	125,620	117,848
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.62%, 09/15/40†	106,854	107,728
Credit Suisse Commercial Mortgage Trust Series 2008-C1
6.27%, 02/15/41†	85,218	85,787
Crusade Global Trust Series 2006-2
0.69%, 11/15/37†	932,816	929,901
CSAIL Commercial Mortgage Trust Series 2016-C6
4.23%, 01/15/49 IOΩ†	999,732	124,775
CSMC Trust Series 2013-IVR2
1.55%, 04/25/43 144A†	939,989	883,282
DBRR Trust Series 2011-C32
5.89%, 06/17/49 144A†	1,805,000	1,835,203

	Par	Value
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4
5.87%, 10/25/36 STEP	$325,099	$270,352
5.89%, 10/25/36 STEP	325,099	270,524
Eurosail-UK PLC Series 2007-4X
0.87%, 06/13/45(U)†	271,812	359,393
Fannie Mae Connecticut Avenue Securities Series 2013-C01
2.45%, 10/25/23†	610,184	613,092
Fannie Mae Connecticut Avenue Securities Series 2014-C01
2.05%, 01/25/24†	713,072	712,625
Fannie Mae Connecticut Avenue Securities Series 2014-C02
1.40%, 05/25/24†	920,976	915,326
Fannie Mae Connecticut Avenue Securities Series 2014-C03
1.65%, 07/25/24†	635,540	637,225
Fannie Mae Connecticut Avenue Securities Series 2016-C01
2.40%, 08/25/28†	2,065,908	2,079,149
Fannie Mae Connecticut Avenue Securities Series 2016-C02
2.60%, 09/25/28†	702,457	708,362
Fannie Mae Grantor Trust Series 2002-T6
3.31%, 02/25/32	21,872	22,041
FDIC Guaranteed Notes Trust Series 2010-S1
3.25%, 04/25/38 144A	284,205	295,197
1.01%, 02/25/48 144A†	47,979	47,980
FDIC Guaranteed Notes Trust Series 2010-S4
1.16%, 12/04/20 144A†	1,402,343	1,405,436
FDIC Trust Series 2010-R1
2.18%, 05/25/50 144A	424,354	423,845
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	57,976	59,927
5.00%, 02/01/19	72,666	75,123
5.00%, 12/01/19	149,764	155,550
5.50%, 05/01/22	459,087	486,642
2.78%, 07/01/27†	9,790	10,382
3.00%, 07/01/31 TBA	4,100,000	4,300,996
2.62%, 11/01/31†	45,700	48,534
2.77%, 04/01/32†	6,857	7,237
2.60%, 06/01/33†	637,352	667,694
2.61%, 10/01/34†	159,553	170,132
2.86%, 08/01/35†	582,958	619,204
2.11%, 09/01/35†	282,631	298,581
2.40%, 10/01/35†	412,058	433,848
2.51%, 04/01/36†	507,603	534,123
Federal Home Loan Mortgage Corporation REMIC Series 3228
0.94%, 10/15/36†	2,578,888	2,587,947

See Notes to Financial Statements.

49

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation REMIC Series 3710
4.00%, 08/15/25 STEP	$267,239	$284,542
Federal Home Loan Mortgage Corporation REMIC Series 3959
4.50%, 11/15/41	665,345	735,666
Federal Home Loan Mortgage Corporation REMIC Series 3986
4.50%, 09/15/41	693,028	755,458
Federal Home Loan Mortgage Corporation REMIC Series 4390
3.50%, 06/15/50	688,316	736,821
Federal Home Loan Mortgage Corporation REMIC Series 4446
3.50%, 12/15/50	1,308,631	1,391,518
Federal Home Loan Mortgage Corporation REMIC Series 4593
4.00%, 04/15/54	1,595,000	1,664,064
Federal National Mortgage Association
5.00%, 07/01/19	32,245	33,277
5.00%, 05/01/21	257,160	265,880
5.00%, 11/01/21	113,636	117,620
2.38%, 12/01/24 CONV†	13,207	13,536
9.00%, 05/01/25	1,981	1,993
9.00%, 07/01/25	2,143	2,149
2.50%, 12/01/27	2,068,816	2,147,052
2.50%, 07/01/31 TBA	2,600,000	2,689,932
3.00%, 07/01/31 TBA	865,000	906,831
3.50%, 07/01/31 TBA	7,175,000	7,602,807
4.00%, 07/01/31 TBA	1,445,000	1,497,156
4.50%, 07/01/31 TBA	510,000	522,850
2.56%, 09/01/31†	60,919	63,921
1.80%, 08/01/32†	519,820	539,333
2.44%, 12/01/32†	450,872	480,681
2.39%, 04/01/33†	114,432	120,725
2.17%, 06/01/33†	79,379	83,779
2.92%, 06/01/33†	50,679	53,743
2.68%, 10/01/33†	170,109	179,364
2.57%, 12/01/33†	73,670	77,434
3.20%, 03/01/34†	86,623	87,671
2.17%, 09/01/34†	121,547	129,243
2.18%, 09/01/34†	141,321	148,933
2.07%, 10/01/34†	139,641	146,321
2.24%, 10/01/34†	174,800	185,187
2.54%, 02/01/35†	244,491	256,855
2.47%, 09/01/35†	318,062	336,088
2.61%, 12/01/35†	13,961	14,242
2.67%, 05/01/38†	2,792,829	2,952,820
1.61%, 08/01/42†	381,000	388,206
3.59%, 09/01/42†	1,129,243	1,192,441
2.72%, 07/01/43†	1,814,551	1,885,881
1.61%, 07/01/44†	243,409	248,182
1.61%, 10/01/44†	199,708	203,561
2.71%, 06/01/45†	1,825,361	1,893,128
4.00%, 08/01/46 TBA	6,700,000	7,177,183
Federal National Mortgage Association REMIC Series 2004-80
4.00%, 11/25/19	34,251	35,000

	Par	Value
Federal National Mortgage Association REMIC Series 2006-98
0.88%, 10/25/36†	$370,798	$371,380
Federal National Mortgage Association REMIC Series 2007-100
1.00%, 10/25/37†	710,105	718,313
Federal National Mortgage Association REMIC Series 2010-72
1.17%, 07/25/40†	1,790,855	1,809,058
Federal National Mortgage Association REMIC Series 2011-48
4.00%, 06/25/26 STEP	420,852	453,365
Federal National Mortgage Association REMIC Series 2011-87
1.00%, 09/25/41†	2,292,414	2,288,531
Federal National Mortgage Association REMIC Series 2012-79
0.90%, 07/25/42†	509,233	509,122
Federal National Mortgage Association REMIC Series 2015-M4
2.78%, 07/25/22 IOΩ†	23,641,000	637,598
Federal National Mortgage Association Series 2016-M6
1.79%, 06/25/19	2,000,000	2,026,033
FHLMC Multifamily Structured Pass-Through Certificates Series KP03
1.78%, 07/25/19	2,450,000	2,486,933
FHLMC Multifamily Structured Pass-Through Certificates Series KW01
0.00%, 01/25/26 IOΩ†	2,694,090	188,682
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51 STEP	3,000,000	3,007,500
FHLMC Structured Pass-Through Securities Series T-56
1.45%, 05/25/43†	657,950	665,536
FHLMC Structured Pass-Through Securities Series T-61
1.81%, 07/25/44†	921,185	947,907
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.68%, 06/25/34†	307,688	299,187
FNBA Mortgage Loan Trust Series 2004-AR1
0.85%, 08/19/34†	1,466,717	1,420,070
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2013-DN2
1.90%, 11/25/23†	426,746	427,920
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2
1.70%, 10/25/28†	727,820	727,820

See Notes to Financial Statements.

50

	Par	Value
GAHR Commercial Mortgage Trust Series 2015-NRF
1.74%, 12/15/34 144A†	$1,971,763	$1,974,228
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.48%, 12/10/49†	891,687	905,988
Giovecca Mortgages S.r.l. Series 2011-1
0.35%, 04/23/48(E)†	241,339	267,287
Gosforth Funding PLC Series 2016-1A
1.19%, 02/15/58 144A(U)†	1,298,371	1,719,959
Government National Mortgage Association
1.75%, 06/20/17†	917	921
2.00%, 06/20/21†	1,937	1,995
2.00%, 03/20/22†	114,506	117,847
2.00%, 01/20/23†	20,509	21,149
1.75%, 05/20/24†	39,345	40,545
1.88%, 07/20/25†	51,383	53,108
1.88%, 08/20/25†	13,947	14,422
2.00%, 11/20/25†	44,110	45,622
2.00%, 12/20/26†	62,883	65,186
1.88%, 07/20/27†	1,460	1,513
2.00%, 10/20/27†	24,873	25,806
8.50%, 10/15/29	23,049	23,806
8.50%, 03/15/30	663	666
8.50%, 04/15/30	4,834	4,951
8.50%, 05/15/30	61,824	64,912
1.75%, 05/20/30†	36,076	37,439
8.50%, 07/15/30	48,281	52,054
8.50%, 08/15/30	12,333	13,384
8.50%, 11/15/30	7,768	8,215
8.50%, 12/15/30	27,743	32,340
8.50%, 02/15/31	16,405	17,237
Government National Mortgage Association Series 2000-9
1.04%, 02/16/30†	71,010	71,451
Government National Mortgage Association Series 2007-30
0.75%, 05/20/37†	206,165	205,726
Government National Mortgage Association Series 2016-H07
1.21%, 02/20/66†	1,473,298	1,473,522
GreenPoint Mortgage Funding Trust Series 2005-AR5
0.72%, 11/25/45†	177,227	151,347
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.63%, 01/25/37†	620,877	495,412
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	223,091	229,613
GS Mortgage Securities Trust Series 2013-GC13
3.72%, 07/10/46†	2,700,000	2,915,780
GSR Mortgage Loan Trust Series 2004-11
3.01%, 09/25/34†	351,486	339,080

	Par	Value
GSR Mortgage Loan Trust Series 2005-AR6
2.88%, 09/25/35†	$244,035	$244,993
Hilton USA Trust Series 2013-HLF
1.46%, 11/05/30 144A†	1,106,192	1,105,500
Hilton USA Trust Series 2013-HLT
4.41%, 11/05/30 144A	825,000	829,898
4.60%, 11/05/30 144A†	975,000	975,729
Impac CMB Trust Series 2003-1
1.25%, 03/25/33†	266,013	256,609
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.64%, 09/25/46†	693,875	566,856
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3
0.72%, 06/25/37†	392,086	276,587
JP Morgan Chase Commercial Mortgage Securities Trust Series 2002-CIB5
5.50%, 10/12/37 144A	984,858	1,007,911
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15
5.81%, 06/12/43†	721,274	720,731
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19
5.89%, 02/12/49†	2,192,027	2,243,496
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
5.85%, 02/15/51†	1,221,933	1,265,079
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4
4.11%, 07/15/46 144A	1,381,931	1,445,199
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL6
1.84%, 11/15/31 144A†	782,641	779,198
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-CSMO
1.69%, 01/15/32 144A†	1,090,000	1,082,475
JP Morgan Mortgage Trust Series 2005-A1
2.95%, 02/25/35†	68,492	64,658
JP Morgan Mortgage Trust Series 2013-1
2.50%, 03/25/43 144A†	342,067	346,623
LB-UBS Commercial Mortgage Trust Series 2007-C1
5.42%, 02/15/40	1,129,540	1,143,692
LB-UBS Commercial Mortgage Trust Series 2007-C6
6.11%, 07/15/40†	1,645,000	1,696,320
LB-UBS Commercial Mortgage Trust Series 2007-C7
6.36%, 09/15/45†	2,130,000	2,249,645

See Notes to Financial Statements.

51

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Luminent Mortgage Trust Series 2006-7
0.62%, 12/25/36†	$672,983	$532,892
MASTR Adjustable Rate Mortgages Trust Series 2003-6
2.73%, 12/25/33†	291,480	287,544
Merrill Lynch Mortgage Investors Trust Series 2004-1
2.52%, 12/25/34†	374,212	373,160
Merrill Lynch Mortgage Investors Trust Series 2006-1
2.42%, 02/25/36†	412,589	405,290
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4
5.20%, 12/12/49	915,000	923,482
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12
3.82%, 10/15/46	1,500,000	1,620,467
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.04%, 04/15/48	2,000,000	2,099,748
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	1,655,000	1,674,696
Morgan Stanley Capital I Trust Series 2007-IQ13
5.41%, 03/15/44	1,090,000	1,110,912
Morgan Stanley Capital I Trust Series 2007-IQ14
5.67%, 04/15/49†	1,680,959	1,725,079
National RMBS Trust Series 2012-2
2.95%, 06/20/44(A)†	256,869	190,622
NCUA Guaranteed Notes Trust Series 2010-R3
1.01%, 12/08/20†	2,362,585	2,366,871
NCUA Guaranteed Notes Trust Series 2011-C1
0.98%, 03/09/21 STEP†	1,208,841	1,203,614
RFMSI Trust Series 2003-S9
6.50%, 03/25/32	12,002	12,364
Rochester Financing No. 1 PLC Series 1
2.04%, 07/16/46 STEP(U)†	299,908	398,175
Selkirk No. 1, Ltd. Series 1
1.33%, 02/20/41 144A	448,660	448,897
Sequoia Mortgage Trust Series 2012-1
2.87%, 01/25/42†	349,134	350,995
Sequoia Mortgage Trust Series 2012-2
3.50%, 04/25/42†	93,742	93,690
Sequoia Mortgage Trust Series 2013-1
1.45%, 02/25/43†	466,367	447,496
Sequoia Mortgage Trust Series 2013-4
1.55%, 04/25/43†	599,406	580,928

	Par	Value
Springleaf Mortgage Loan Trust Series 2013-1A
1.27%, 06/25/58 144A†	$354,091	$353,479
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	270,230	269,997
STRIPs, Ltd. Series 2012-1A
1.50%, 12/25/44 144A	67,279	66,979
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10
2.81%, 08/25/34†	474,777	461,448
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13
0.75%, 09/25/34†	119,804	103,168
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.70%, 07/19/35†	106,817	94,836
Structured Asset Mortgage Investments II Trust Series 2005-AR8
0.73%, 02/25/36†	542,797	440,305
TBW Mortgage-Backed Trust Series 2007-2
6.01%, 07/25/37 STEP	349,974	241,104
TORRENS Trust Series 2013-1
2.80%, 04/12/44(A)†	1,352,323	996,438
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 0.00%,
05/10/63 IO 144AΩ†	6,100,609	347,881
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.89%, 06/15/49†	835,009	858,512
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.84%, 06/25/42†	15,852	15,128
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8
2.49%, 08/25/33†	356,093	359,069
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
0.76%, 01/25/45†	557,297	524,195
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5
1.42%, 06/25/46†	1,054,296	971,410
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19
1.18%, 01/25/47†	540,145	414,068
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.44%, 02/25/37†	422,277	366,844
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5
2.41%, 05/25/37†	490,373	389,157

See Notes to Financial Statements.

52

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7
2.37%, 07/25/37†	$1,293,682	$1,042,639
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5
1.28%, 05/25/47 IO†	216,914	13,789
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	856,662	886,329
Wells Fargo Commercial Mortgage Trust Series 2014-TISH
3.19%, 01/15/27 144A†	790,000	750,997
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE
2.95%, 12/25/34†	297,003	298,675
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.00%, 08/25/33†	56,010	57,247
WFRBS Commercial Mortgage Trust Series 2012-C8 0.00%,
08/15/45 IO 144AΩ†	3,505,368	263,153

Total Mortgage-Backed Securities (Cost $168,935,280)		164,831,592

MUNICIPAL BONDS — 0.9%
California Earthquake Authority, Revenue Bond
1.82%, 07/01/17	480,000	484,306
2.81%, 07/01/19	1,300,000	1,336,491
Energy Northwest, Columbia Generating Station, Revenue Bond Series 2014-B
1.79%, 07/01/18	400,000	408,928
State of Texas, General Obligation, Series C-2
0.87%, 06/01/19†	3,300,000	3,302,772
University of California, Revenue Bond, Series Y-1
0.97%, 07/01/41†	1,100,000	1,100,154
University of California, Revenue Bond, Series Y-2
0.97%, 07/01/41†	1,000,000	1,000,140

Total Municipal Bonds (Cost $7,580,839)		7,632,791

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/20Δ	18,800,000	19,653,253
0.63%, 01/15/26	1,500,000	1,591,440

		21,244,693

U.S. Treasury Notes
0.63%, 06/30/17Δ	17,680,000	17,701,410
0.75%, 06/30/17Δ	12,000,000	12,029,292
0.63%, 07/31/17	3,000,000	3,003,339

	Par	Value
0.88%, 08/15/17	$12,065,000	$12,111,426
0.88%, 11/30/17Δ	6,010,000	6,035,591
1.00%, 02/15/18	8,814,000	8,873,045
0.88%, 05/31/18Δ	14,329,000	14,407,365
1.13%, 06/15/18Δ	5,000,000	5,050,975
1.00%, 08/15/18	15,000,000	15,122,460
1.00%, 09/15/18‡‡	5,740,000	5,787,424
1.25%, 12/15/18	5,570,000	5,651,155
1.00%, 03/15/19Δ	10,355,000	10,443,183
0.88%, 04/15/19	1,200,000	1,205,766
0.88%, 05/15/19Δ	7,700,000	7,737,299
0.88%, 06/15/19	23,015,000	23,130,075
2.25%, 11/15/25	1,700,000	1,813,754

		150,103,559

Total U.S. Treasury Obligations (Cost $170,605,622)		171,348,252

	Shares
MONEY MARKET FUNDS — 11.3%
GuideStone Money Market Fund (Investor Class)¥	41,070,892	41,070,892
Northern Institutional Liquid Assets Portfolio§	61,010,537	61,010,537

Total Money Market Funds (Cost $102,081,429)		102,081,429

TOTAL INVESTMENTS — 110.7% (Cost $996,085,044)		995,860,139

	Notional Amount
WRITTEN OPTIONS — 0.0%
Put Option — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 08/03/2016 (BNP)	$(40,000)	(21,720)

Put Swaptions — 0.0%
Dow Jones CDX.NA.IG.26 Index, Strike Price 1.20%, Expires 06/20/21 (JPM)	(970,000,000)	(6,217)
Dow Jones CDX.NA.IG.26 Index, Strike Price 1.20%, Expires 09/21/16 (BNP)	(970,000,000)	(6,689)
Dow Jones CDX.NA.IG.26 Index, Strike Price 1.25%, Expires 09/21/16 (JPM)	(9,700,000)	(5,640)
Dow Jones CDX.NA.IG.26 Index, Strike Price 1.25%, Expires 09/21/16 (GSC)	(9,800,000)	(5,699)

		(24,245)

Total Written Options (Premiums received $(88,240))		(45,965)

	Par
SECURITY SOLD SHORT — (0.4)%
U.S. Treasury Note 2.25%, 11/15/25 (Proceeds $(3,419,683))	(3,200,000)	(3,414,125)

Liabilities in Excess of Other Assets — (10.3)%		(92,324,358)

NET ASSETS — 100.0%		$900,075,691

See Notes to Financial Statements.

53

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	30.5
U.S. Treasury Obligations	19.0
Mortgage-Backed Securities	18.3
Foreign Bonds	16.2
Asset-Backed Securities	12.2
Money Market Funds	11.3
Agency Obligations	2.3
Municipal Bonds	0.9
Loan Agreement	—	**
Written Options	—	**
Security Sold Short	(0.4)

	110.3

**	Rounds to less than 0.05%

Swap agreements outstanding at June 30, 2016:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/20/21	ICE	USD	2,570,000	$(29,180)	$(19,359)	$(9,821)
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/21/21	CME	USD	5,700,000	(63,164)	(51,500)	(11,664)

						$(92,344)	$(70,859)	$(21,485)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR	(1.25)%	06/20/21	CME	USD	121,000,000	$(1,240,690)	$164,249	$(1,404,939)
3-Month LIBOR	(2.00)%	06/20/21	CME	USD	31,000,000	(1,549,544)	(1,198,342)	(351,202)

						$(2,790,234)	$(1,034,093)	$(1,756,141)

Total Swap agreements outstanding at June 30, 2016						$(2,882,578)	$(1,104,952)	$(1,777,626)

See Notes to Financial Statements.

54

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$20,392,937	$—	$20,392,937	$—
Asset-Backed Securities	109,596,588	—	78,407,809	31,188,779
Corporate Bonds	274,088,211	—	274,088,211	—
Foreign Bonds:
Australia	11,355,751	—	11,355,751	—
Austria	1,896,104	—	1,896,104	—
Bermuda	1,595,409	—	1,595,409	—
Brazil	1,015,107	—	1,015,107	—
Canada	13,534,885	—	12,008,097	1,526,788
Cayman Islands	1,907,013	—	1,907,013	—
Chile	525,094	—	525,094	—
Denmark	27,400,258	—	27,400,258	—
France	12,912,869	—	12,912,869	—
Germany	2,780,391	—	2,780,391	—
Guernsey	1,965,871	—	1,965,871	—
Ireland	700,766	—	700,766	—
Italy	1,449,802	—	1,449,802	—
Japan	8,531,275	—	8,531,275	—
Luxembourg	945,178	—	945,178	—
Mexico	2,398,118	—	2,398,118	—
Netherlands	11,955,099	—	11,955,099	—
New Zealand	2,677,102	—	2,677,102	—
Panama	280,747	—	280,747	—
Singapore	204,570	—	204,570	—
South Korea	23,080,409	—	23,080,409	—
Sweden	976,481	—	976,481	—
Switzerland	3,610,516	—	3,610,516	—
United Kingdom	8,099,301	—	8,099,301	—
Virgin Islands (British)	3,981,712	—	3,981,712	—
Loan Agreement	108,511	—	108,511	—
Money Market Funds	102,081,429	102,081,429	—	—
Mortgage-Backed Securities	164,831,592	—	157,497,431	7,334,161
Municipal Bonds	7,632,791	—	7,632,791	—
U.S. Treasury Obligations	171,348,252	—	171,348,252	—

Total Assets — Investments in Securities	$995,860,139	$102,081,429	$853,728,982	$40,049,728

Other Financial Instruments***
Futures Contracts	$1,580,205	$1,580,205	$—	$—

Total Assets — Other Financial Instruments	$1,580,205	$1,580,205	$—	$—

See Notes to Financial Statements.

55

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(3,414,125)	$—	$(3,414,125)	$—
Written Options	(45,965)	—	(45,965)	—

Total Liabilities — Investments in Securities	$(3,460,090)	$—	$(3,460,090)	$—

Other Financial Instruments***
Swap Agreements	$(2,882,578)	$—	$(2,790,234)	$(92,344)
Forward Foreign Currency Contracts	(94,829)	—	(94,829)	—

Total Liabilities — Other Financial Instruments	$(2,977,407)	$—	$(2,885,063)	$(92,344)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total	Asset-Backed	Foreign	Mortgage-Backed	Swap
	Value	Securities	Bonds	Securities	Agreements
Balance, 12/31/15	$46,369,508	$38,465,686	$296,500	$7,607,322	$—
Accrued discounts/premiums	332	4,144	273	(4,085)	—
Realized gain (loss)(1)	(215,144)	(38,299)	(24,800)	(58,769)	(93,276)
Change in unrealized appreciation (depreciation)(2)	193,612	161,269	31,068	12,246	(10,971)
Purchases	29,976,748	3,219,440	1,526,788	—	25,230,520
Sales	(31,589,257)	(5,515,752)	(58,405)	(796,483)	(25,218,617)
Transfers in to Level 3(3)	1,933,446	9,100	—	1,924,346	—
Transfers out of Level 3(4)	(5,156,761)	(3,915,687)	(244,636)	(996,438)	—
Maturities	—	—	—	—	—
Paydowns	(1,555,100)	(1,201,122)	—	(353,978)	—

Balance, 06/30/16	$39,957,384	$31,188,779	$1,526,788	$7,334,161	$(92,344)

(1)	Realized gain (loss) from the sale of Level 3 securities is included on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) is located on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.
(3)

Transfers in to Level 3 represent the value of a security at June 30, 2016 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Financial Statements.

56

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Bank
0.88%, 05/24/17	$20,000	$20,056
3.38%, 12/08/23	200,000	224,875
Federal Home Loan Bank Discount Notes
0.31%, 08/05/16Ω	2,900,000	2,899,120
0.32%, 08/05/16Ω	4,100,000	4,098,745
0.32%, 08/12/16Ω	5,600,000	5,597,909
0.33%, 08/19/16Ω	4,000,000	3,998,202
Federal National Mortgage Association
1.23%, 10/09/19Ω	3,350,000	3,219,605
2.63%, 09/06/24Δ	1,000,000	1,075,359
6.25%, 05/15/29	500,000	729,231
6.63%, 11/15/30Δ	1,170,000	1,795,399
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,122,535
5.25%, 09/15/39	230,000	315,909
4.63%, 09/15/60	200,000	249,928

Total Agency Obligations (Cost $24,551,597)		25,346,873

ASSET-BACKED SECURITIES — 4.4%
AmeriCredit Automobile Receivables Series 2016-1
1.52%, 06/10/19	800,000	801,316
AUTO ABS Series 2012-3
0.60%, 09/27/24(E)	520,358	579,534
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A
2.46%, 07/20/20 144A	150,000	152,119
Avis Budget Rental Car Funding AESOP LLC Series 2014-2A
2.50%, 02/20/21 144A	550,000	557,917
Bayview Financial Mortgage Pass-Through Trust Series 2004-A
1.11%, 02/28/44†	17,806	17,788
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,505,125	1,113,914
6.50%, 10/25/36	2,421,584	1,810,103
Capital One Multi-Asset Execution Trust Series 2016-A1
0.90%, 02/15/22†	800,000	801,381
Chapel BV Series 2007
0.11%, 07/17/66(E)†	860,400	907,611
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1998-NC1
0.93%, 03/25/28†	655	655
Community Funding CLO, Ltd. Series 2015-1A
5.75%, 11/01/27+ STEP 144A	860,000	834,234
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
0.68%, 12/15/35†	213,451	194,667

	Par	Value
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
0.58%, 07/15/36†	$399,553	$340,960
Dell Equipment Finance Trust Series 2015-2
0.53%, 10/24/16 144A	87,209	87,209
Edsouth Indenture No. 7 LLC Series 2014-3
1.95%, 02/25/36 144A†	1,152,459	1,095,858
Education Funding Capital Trust IV Series 2004-1
1.85%, 06/15/43†	700,000	592,043
EMC Mortgage Loan Trust Series 2003-B
1.00%, 11/25/41 144A†	17,956	16,986
Financial Asset Securities Corporation AAA Trust Series 2005-1A
0.87%, 02/27/35 144A†	933,460	792,992
Ford Credit Floorplan Master Owner Trust A Series 2015-4
1.04%, 08/15/20†	500,000	499,851
Fremont Home Loan Trust Series 2005-E
0.69%, 01/25/36†	893,752	872,100
GMACM Home Equity Loan Trust Series 2007-HE3
6.71%, 09/25/37†	105,524	108,519
7.00%, 09/25/37†	45,922	44,788
Goal Capital Funding Trust Series 2007-1
0.73%, 09/25/28†	298,654	296,213
GSAMP Trust Series 2007-HS1
1.30%, 02/25/47†	796,405	776,490
Hertz Vehicle Financing II LP Series 2015-1A
2.73%, 03/25/21 144A	350,000	357,616
3.52%, 03/25/21 144A	500,000	507,554
Invitation Homes 2015-SFR2 Trust
2.75%, 06/17/32 144A†	250,000	245,304
JGWPT XXXIII LLC Series 2014-3A
3.50%, 06/15/77 144A	418,382	425,624
Mississippi Higher Education Assistance Corporation Series 2014-1
1.13%, 10/25/35†	730,780	715,092
Nelnet Student Loan Trust Series 2006-2
0.74%, 01/25/30†	1,615,943	1,590,944
New Century Home Equity Loan Trust Series 2005-3
0.93%, 07/25/35†	339,596	339,131
Nissan Auto Receivables Owner Trust Series 2016-B
0.63%, 05/15/17	1,407,010	1,406,480

See Notes to Financial Statements.

57

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2
1.76%, 10/01/35†	$406,225	$408,402
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates Series 2005-WCH1
1.29%, 01/25/36†	100,000	97,985
Penarth Master Issuer PLC Series 2015-2A
0.85%, 05/18/19 144A†	1,700,000	1,693,606
Provident Home Equity Loan Trust Series 2000-2
0.99%, 08/25/31†	76,628	55,343
RAMP Trust Series 2004-RZ1
0.93%, 03/25/34†	87,043	87,988
RAMP Trust Series 2005-EFC6
0.88%, 11/25/35†	1,900,000	1,701,546
Saxon Asset Securities Trust Series 2004-1
1.25%, 03/25/35†	714,351	646,205
SBA Small Business Investment Cos. Series 2016-10A
2.51%, 03/10/26	520,000	537,647
Scholar Funding Trust Series 2010-A
1.38%, 10/28/41 144A†	383,819	364,118
SCLP Series 2015-1
3.28%, 09/15/23+	1,661,272	1,628,695
SLC Student Loan Trust Series 2005-3
0.77%, 06/15/29†	900,000	856,584
SLM Private Education Loan Trust Series 2010-A
3.69%, 05/16/44 144A†	626,840	642,453
SLM Student Loan EDC Repackaging Trust Series 2013-M1
3.50%, 10/28/29 144A	265,408	261,394
SLM Student Loan Trust Series 2003-11
1.40%, 12/15/25 144A†	400,000	385,625
SLM Student Loan Trust Series 2005-4
0.76%, 01/25/27†	214,429	204,495
SLM Student Loan Trust Series 2005-5
0.78%, 10/25/28†	900,000	845,858
SLM Student Loan Trust Series 2006-2
0.75%, 07/25/25†	1,460,595	1,446,239
SLM Student Loan Trust Series 2007-5
0.75%, 01/26/43†	1,020,000	879,206
SLM Student Loan Trust Series 2007-7
1.39%, 10/27/70†	400,000	317,083

	Par	Value
SLM Student Loan Trust Series 2008-2
1.39%, 04/25/23†	$202,694	$195,175
SLM Student Loan Trust Series 2008-4
2.29%, 07/25/22†	550,000	550,331
SLM Student Loan Trust Series 2008-5
2.34%, 07/25/23†	966,714	967,016
SLM Student Loan Trust Series 2008-9
2.14%, 04/25/23†	2,970,390	2,968,430
Soundview Home Loan Trust Series 2006-OPT2
0.63%, 05/25/36†	999,575	946,568
SPS Servicer Advance Receivables Trust Series 2015-T2
2.62%, 01/15/47 144A	950,000	951,451
Utah State Board of Regents Series 2015-1
1.05%, 02/25/43†	824,216	805,185
VOLT XLI LLC Series 2016-NPL1
4.25%, 02/26/46 STEP 144A	1,304,693	1,304,423
Washington Mutual Asset-Backed Certificates Trust Series 2006-HE1
0.63%, 04/25/36†	340,363	334,635

Total Asset-Backed Securities (Cost $42,119,161)		40,966,679

CORPORATE BONDS — 21.8%
21st Century Fox America, Inc.
3.70%, 09/15/24Δ	725,000	784,148
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	45,610
AbbVie, Inc.
1.75%, 11/06/17	280,000	281,746
1.80%, 05/14/18	1,600,000	1,611,965
2.50%, 05/14/20	425,000	434,878
2.30%, 05/14/21	200,000	202,659
3.60%, 05/14/25	140,000	146,968
3.20%, 05/14/26	675,000	685,169
AES Corporation
4.88%, 05/15/23	80,000	79,400
5.50%, 03/15/24Δ	100,000	102,875
Aetna, Inc.
2.40%, 06/15/21	420,000	429,009
2.80%, 06/15/23	225,000	230,192
3.20%, 06/15/26	330,000	340,218
Amazon.com, Inc.
3.30%, 12/05/21	525,000	567,139
4.95%, 12/05/44	220,000	268,881
American Campus Communities Operating Partnership LP
3.75%, 04/15/23Δ	525,000	542,621
American Express Co.
6.80%, 09/01/66†	525,000	525,656
American Express Credit Corporation
1.71%, 09/14/20†	900,000	903,294

See Notes to Financial Statements.

58

	Par	Value
American International Group, Inc.
2.30%, 07/16/19Δ	$200,000	$203,651
3.75%, 07/10/25	430,000	439,073
4.50%, 07/16/44	25,000	24,281
6.25%, 03/15/87†	278,000	284,255
American Tower Corporation
3.38%, 10/15/26	1,500,000	1,510,992
American Tower Corporation REIT
3.40%, 02/15/19	200,000	208,396
3.30%, 02/15/21Δ	150,000	156,645
Amgen, Inc.
3.63%, 05/22/24	50,000	53,737
4.66%, 06/15/51 144A	34,000	35,679
Anadarko Petroleum Corporation
6.38%, 09/15/17	2,000	2,106
4.85%, 03/15/21Δ	290,000	307,896
3.45%, 07/15/24Δ	95,000	93,018
6.45%, 09/15/36	200,000	231,108
Antero Resources Corporation
5.63%, 06/01/23	425,000	414,375
Anthem, Inc.
5.88%, 06/15/17	720,000	750,537
Apache Corporation
3.25%, 04/15/22	50,000	51,285
2.63%, 01/15/23	75,000	74,400
5.10%, 09/01/40	60,000	62,708
4.25%, 01/15/44	670,000	651,178
Argos Merger Sub, Inc.
7.13%, 03/15/23 144AΔ	50,000	51,625
AT&T, Inc.
4.45%, 05/15/21	80,000	87,951
3.00%, 02/15/22	170,000	173,591
4.45%, 04/01/24	125,000	137,546
3.95%, 01/15/25	125,000	133,103
3.40%, 05/15/25	1,815,000	1,860,030
5.55%, 08/15/41	160,000	179,894
4.35%, 06/15/45	100,000	97,289
Axiall Corporation
4.88%, 05/15/23	90,000	92,812
Bank of America Corporation
3.88%, 03/22/17	130,000	132,410
5.70%, 05/02/17	1,100,000	1,138,926
5.75%, 12/01/17	1,890,000	2,001,134
6.88%, 04/25/18	1,400,000	1,529,102
5.65%, 05/01/18	700,000	750,481
2.60%, 01/15/19	320,000	327,646
5.63%, 07/01/20	50,000	56,303
5.88%, 01/05/21	150,000	172,248
5.00%, 05/13/21	320,000	358,687
3.30%, 01/11/23	120,000	123,678
4.00%, 04/01/24	4,420,000	4,725,312
4.20%, 08/26/24	390,000	403,843
4.00%, 01/22/25	440,000	449,305
3.88%, 08/01/25	330,000	350,739
3.50%, 04/19/26	340,000	352,079
4.25%, 10/22/26	440,000	457,270
5.00%, 01/21/44	750,000	870,943
4.88%, 04/01/44	370,000	423,338
6.25%, 09/29/49†	300,000	305,055
6.50%, 10/29/49†Δ	150,000	159,938

	Par	Value
Bank of New York Mellon Corporation
2.60%, 08/17/20	$700,000	$726,350
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	614,403
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,275,158
Becton, Dickinson and Co.
2.68%, 12/15/19	400,000	411,751
3.73%, 12/15/24	370,000	399,249
4.69%, 12/15/44	120,000	135,740
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	96,534
Boeing Capital Corporation
4.70%, 10/27/19	230,000	256,518
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,247
6.63%, 02/15/38	210,000	305,902
California Resources Corporation
5.50%, 09/15/21	170,000	86,700
Calpine Corporation
5.25%, 06/01/26 144AΔ	170,000	170,000
Capital One Financial Corporation
4.20%, 10/29/25	350,000	360,501
Catholic Health Initiatives
4.35%, 11/01/42	40,000	40,444
CBRE Services, Inc.
5.25%, 03/15/25	400,000	417,252
CCO Holdings LLC
5.88%, 04/01/24 144A	40,000	41,600
CCO Safari II LLC
4.91%, 07/23/25 144A	655,000	719,485
CE Generation LLC
7.42%, 12/15/18	365,580	339,532
Celgene Corporation
3.55%, 08/15/22	170,000	178,349
3.88%, 08/15/25	280,000	299,228
5.00%, 08/15/45	250,000	276,425
Centene Corporation
5.63%, 02/15/21 144A	110,000	114,950
4.75%, 05/15/22	20,000	20,500
6.13%, 02/15/24 144A	60,000	63,938
Charter Communications Operating LLC
3.58%, 07/23/20 144A	75,000	78,481
4.91%, 07/23/25 144A	1,500,000	1,642,906
6.38%, 10/23/35 144A	60,000	71,257
6.48%, 10/23/45 144A	330,000	395,554
Chesapeake Energy Corporation
6.13%, 02/15/21	290,000	197,200
Chevron Corporation
2.95%, 05/16/26	450,000	465,637
CHS/Community Health Systems, Inc.
8.00%, 11/15/19Δ	100,000	98,375
Chubb Corporation
6.38%, 03/29/67†Δ	400,000	349,000
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	92,588
3.35%, 05/03/26	120,000	128,066

See Notes to Financial Statements.

59

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cisco Systems, Inc.
2.20%, 02/28/21Δ	$300,000	$309,390
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,123,100
5.50%, 02/15/19 144A	190,000	199,262
Citigroup, Inc.
1.59%, 06/07/19†	700,000	701,448
3.50%, 05/15/23	220,000	224,855
4.40%, 06/10/25	450,000	471,393
5.50%, 09/13/25	290,000	325,668
4.30%, 11/20/26	1,600,000	1,651,858
4.45%, 09/29/27	390,000	402,630
6.63%, 06/15/32	50,000	61,389
8.13%, 07/15/39	20,000	31,293
6.68%, 09/13/43	10,000	12,884
4.65%, 07/30/45	930,000	1,026,230
5.35%, 04/29/49†	180,000	169,569
8.40%, 04/29/49†	300,000	328,875
5.95%, 07/29/49†Δ	170,000	168,194
5.80%, 11/29/49†	1,700,000	1,644,750
5.88%, 12/29/49†Δ	175,000	168,219
5.95%, 12/29/49†Δ	690,000	675,338
6.25%, 12/29/49†	275,000	282,906
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	771,358
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,358,364
3.38%, 08/15/25Δ	400,000	432,713
6.95%, 08/15/37	70,000	100,878
6.40%, 03/01/40	120,000	167,935
Compass Bank
2.75%, 09/29/19	375,000	371,437
5.50%, 04/01/20	300,000	323,614
Concho Resources, Inc.
5.50%, 10/01/22Δ	60,000	60,600
5.50%, 04/01/23	60,000	60,450
ConocoPhillips Co.
3.35%, 11/15/24Δ	255,000	263,152
4.95%, 03/15/26Δ	175,000	198,817
4.15%, 11/15/34	175,000	177,345
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	275,190
Continental Airlines 1998-1 Class A Pass-Through Trust
6.65%, 03/15/19	44,496	45,611
Continental Resources, Inc.
5.00%, 09/15/22Δ	10,000	9,825
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	591,050
Crown Castle Towers LLC
4.88%, 08/15/40 144A	1,900,000	2,073,436
CSEMC 2015-3GNA A1
3.07%, 03/09/17+Ω	1,014,848	1,334,136
CSEMC 2015-3GNA A2
4.33%, 03/09/17+Ω	378,081	497,031
CVS Health Corporation
4.13%, 05/15/21	250,000	274,673
3.50%, 07/20/22	425,000	458,203
2.75%, 12/01/22	500,000	516,588
4.00%, 12/05/23	400,000	443,036
3.88%, 07/20/25	133,000	146,572
2.88%, 06/01/26	775,000	793,656

	Par	Value
5.13%, 07/20/45	$440,000	$548,091
CVS Pass-Through Trust
6.94%, 01/10/30	693,827	835,433
DDR Corporation REIT
4.63%, 07/15/22	400,000	433,091
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.82%, 02/10/24	277,221	322,477
Depository Trust & Clearing Corporation
4.88%, 12/29/49 144A†	750,000	752,812
Devon Energy Corporation
3.25%, 05/15/22	220,000	213,636
5.85%, 12/15/25Δ	250,000	276,267
5.60%, 07/15/41	360,000	348,974
4.75%, 05/15/42	205,000	184,380
5.00%, 06/15/45	400,000	374,526
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	69,983
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	560,000	574,064
4.42%, 06/15/21 144A	1,950,000	2,009,262
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	936,358
Discover Financial Services
3.75%, 03/04/25	450,000	454,158
DISH DBS Corporation
5.88%, 07/15/22	360,000	351,000
5.88%, 11/15/24	170,000	158,738
7.75%, 07/01/26 144A	550,000	567,875
Dollar Tree, Inc.
5.75%, 03/01/23 144A	240,000	256,200
Duke Energy Corporation
3.75%, 04/15/24	200,000	215,111
Dynegy Finance I, Inc.
6.75%, 11/01/19 144A	1,100,000	1,106,875
Eagle Spinco, Inc.
4.63%, 02/15/21Δ	390,000	400,725
Eaton Corporation
1.50%, 11/02/17	120,000	120,623
2.75%, 11/02/22	710,000	728,926
4.15%, 11/02/42	200,000	216,294
Ecolab, Inc.
3.00%, 12/08/16	275,000	277,389
4.35%, 12/08/21	100,000	113,344
5.50%, 12/08/41	175,000	218,863
Education Realty Operating Partnership LP REIT
4.60%, 12/01/24	625,000	642,654
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	769,394
Energy Transfer Partners LP
4.65%, 06/01/21	500,000	516,805
5.20%, 02/01/22	600,000	632,863
3.60%, 02/01/23	75,000	71,972
4.75%, 01/15/26Δ	25,000	25,758
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,467,419
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	70,160
8.38%, 08/01/66†	650,000	573,495
7.03%, 01/15/68†	400,000	421,598

See Notes to Financial Statements.

60

	Par	Value
EOG Resources, Inc.
4.15%, 01/15/26	$140,000	$153,565
EP Energy LLC
6.38%, 06/15/23	160,000	96,800
ERP Operating LP REIT
4.63%, 12/15/21	150,000	169,581
Exelon Corporation
5.63%, 06/15/35	415,000	496,607
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	252,696
Exxon Mobil Corporation
3.04%, 03/01/26	300,000	318,846
4.11%, 03/01/46	90,000	101,773
Fidelity National Information Services, Inc.
3.63%, 10/15/20	475,000	502,621
First Data Corporation
6.75%, 11/01/20 144A	490,000	513,025
5.38%, 08/15/23 144A	70,000	71,348
5.00%, 01/15/24 144A	160,000	161,000
FirstEnergy Corporation
2.75%, 03/15/18	120,000	121,542
4.25%, 03/15/23	490,000	506,228
7.38%, 11/15/31	770,000	958,092
Fiserv, Inc.
2.70%, 06/01/20	350,000	362,677
Florida Power & Light Co.
3.80%, 12/15/42	525,000	566,509
Ford Motor Co.
4.75%, 01/15/43Δ	100,000	106,255
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,300,000	1,339,607
5.00%, 05/15/18	225,000	238,502
2.94%, 01/08/19	800,000	823,815
2.46%, 03/27/20	800,000	807,317
3.20%, 01/15/21	2,150,000	2,217,009
3.34%, 03/18/21	250,000	259,563
5.88%, 08/02/21	575,000	660,207
Freeport-McMoRan, Inc.
4.00%, 11/14/21Δ	380,000	345,206
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	46,000	46,328
6.88%, 02/15/23	12,000	11,640
General Electric Co.
8.50%, 04/06/18(M)	2,000,000	115,214
6.00%, 08/07/19	301,000	344,950
4.38%, 09/16/20Δ	198,000	220,650
5.30%, 02/11/21	104,000	120,735
4.65%, 10/17/21	140,000	160,438
3.15%, 09/07/22	230,000	247,041
5.88%, 01/14/38	72,000	97,576
6.88%, 01/10/39	60,000	90,751
4.50%, 03/11/44	100,000	115,686
General Motors Co.
6.25%, 10/02/43	110,000	122,614
General Motors Financial Co., Inc.
3.25%, 05/15/18	280,000	285,932
3.50%, 07/10/19	325,000	336,532
3.20%, 07/13/20	1,000,000	1,014,004
4.38%, 09/25/21	400,000	422,592
3.45%, 04/10/22	40,000	40,024
4.25%, 05/15/23	40,000	41,187

	Par	Value
Gilead Sciences, Inc.
3.70%, 04/01/24	$340,000	$368,537
3.65%, 03/01/26Δ	260,000	283,266
4.50%, 02/01/45	90,000	98,343
4.75%, 03/01/46	290,000	330,581
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	412,478
Glencore Funding LLC
2.50%, 01/15/19 144A	25,000	24,156
2.88%, 04/16/20 144A	690,000	649,171
Goldman Sachs Capital II
4.00%, 12/29/49†	32,000	24,045
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,065,682
1.73%, 11/15/18†	3,800,000	3,810,591
5.38%, 03/15/20	200,000	222,652
6.00%, 06/15/20	540,000	616,707
5.25%, 07/27/21	560,000	632,660
4.00%, 03/03/24	900,000	963,755
3.85%, 07/08/24	150,000	159,314
4.25%, 10/21/25	230,000	238,204
6.75%, 10/01/37	440,000	544,420
6.25%, 02/01/41	750,000	973,977
5.15%, 05/22/45	270,000	282,757
4.75%, 10/21/45	230,000	254,559
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	100,000	103,750
5.00%, 05/31/26	140,000	142,975
Halliburton Co.
3.80%, 11/15/25	320,000	334,867
4.85%, 11/15/35	30,000	32,588
5.00%, 11/15/45	60,000	66,255
Harris Corporation
5.05%, 04/27/45	110,000	125,261
HCA, Inc.
7.69%, 06/15/25	250,000	268,750
HCP, Inc. REIT
6.00%, 01/30/17	300,000	307,898
2.63%, 02/01/20	300,000	302,644
HD Supply, Inc.
5.25%, 12/15/21 144A	200,000	209,500
Hess Corporation
8.13%, 02/15/19	110,000	122,658
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 144A	275,000	287,850
Hilton Worldwide Finance LLC
5.63%, 10/15/21	220,000	227,857
HSBC USA, Inc.
1.40%, 08/07/18†	1,700,000	1,691,583
Humana, Inc.
7.20%, 06/15/18	480,000	531,769
3.15%, 12/01/22	70,000	71,975
4.63%, 12/01/42	60,000	62,602
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	130,850
ILFC E-Capital Trust II
4.23%, 12/21/65 144A†	280,000	222,600
Intel Corporation
3.70%, 07/29/25Δ	605,000	672,747
4.90%, 07/29/45	70,000	81,741
International Lease Finance Corporation
6.75%, 09/01/16 144A	990,000	995,337
8.88%, 09/01/17	100,000	106,875

See Notes to Financial Statements.

61

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.13%, 09/01/18 144A	$1,975,000	$2,173,369
8.63%, 01/15/22	250,000	305,312
John Deere Capital Corporation
2.25%, 04/17/19	160,000	164,490
1.70%, 01/15/20	80,000	80,658
JPMorgan Chase & Co.
1.19%, 04/25/18†	2,200,000	2,197,199
2.25%, 01/23/20	1,700,000	1,724,239
4.40%, 07/22/20	980,000	1,070,054
2.55%, 03/01/21	300,000	305,112
2.40%, 06/07/21Δ	1,100,000	1,116,135
4.35%, 08/15/21	70,000	77,063
4.50%, 01/24/22	700,000	779,570
3.38%, 05/01/23Δ	190,000	194,004
3.88%, 09/10/24	1,070,000	1,109,749
4.95%, 06/01/45	400,000	440,243
5.30%, 12/29/49†	1,450,000	1,448,188
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	335,830
7.88%, 09/15/31	280,000	334,389
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	217,529
Kinder Morgan Energy Partners LP
6.00%, 02/01/17Δ	500,000	511,690
9.00%, 02/01/19	700,000	797,601
Kinder Morgan, Inc.
7.00%, 06/15/17	710,000	739,584
5.63%, 11/15/23 144A	900,000	965,429
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	31,329
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	251,442
2.80%, 07/02/20 144A	250,000	259,850
3.50%, 06/06/22	320,000	340,781
3.95%, 07/15/25 144A	460,000	501,081
5.00%, 07/15/35 144A	150,000	172,577
5.20%, 07/15/45 144A	60,000	71,333
4.38%, 06/01/46 144A	450,000	477,894
Kroger Co.
6.15%, 01/15/20	360,000	414,741
L Brands, Inc.
5.63%, 10/15/23	60,000	64,950
Laredo Petroleum, Inc.
6.25%, 03/15/23Δ	100,000	95,500
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	150,000	—
0.00%, 12/28/47+Ω#	140,000	—
0.00%, 11/30/49+Ω#	2,330,000	—
0.00%, 12/31/99+Ω#	3,200,000	—
0.00%, 12/31/99Ω#@	2,500,000	174,750
Lockheed Martin Corporation
3.10%, 01/15/23	1,040,000	1,097,728
3.55%, 01/15/26	310,000	337,408
4.50%, 05/15/36	50,000	55,996
M&T Bank Corporation
6.88%, 12/29/49	750,000	753,750
McDonald’s Corporation
3.70%, 01/30/26	240,000	259,821
MDC Holdings, Inc.
5.50%, 01/15/24	250,000	248,750
Medtronic, Inc.
2.50%, 03/15/20	125,000	129,708

	Par	Value
3.15%, 03/15/22	$300,000	$320,402
3.50%, 03/15/25	270,000	294,667
4.63%, 03/15/45	250,000	294,718
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	359,250
MetLife, Inc.
4.75%, 02/08/21	270,000	301,689
6.40%, 12/15/66	50,000	53,501
Microsoft Corporation
3.13%, 11/03/25Δ	450,000	482,535
Mondelez International, Inc.
4.00%, 02/01/24	450,000	492,936
Moody’s Corporation
4.50%, 09/01/22	800,000	890,571
Morgan Stanley
1.08%, 10/18/16†	340,000	340,141
4.75%, 03/22/17	60,000	61,499
6.63%, 04/01/18	700,000	758,956
5.50%, 07/24/20	250,000	280,786
2.04%, 04/21/21†	1,600,000	1,607,909
3.88%, 04/29/24	275,000	294,863
3.70%, 10/23/24	450,000	471,710
5.55%, 12/29/49†Δ	375,000	371,944
MPLX LP
4.88%, 12/01/24 144A	230,000	224,438
4.88%, 06/01/25 144A	240,000	234,976
Murray Energy Corporation
11.25%, 04/15/21 144A	550,000	156,750
Navient Corporation
8.45%, 06/15/18	300,000	325,500
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	789,958
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	318,765
Netflix, Inc.
5.50%, 02/15/22	100,000	104,750
Newell Brands, Inc.
3.85%, 04/01/23	200,000	212,442
4.20%, 04/01/26	150,000	162,800
Newell Rubbermaid, Inc.
3.15%, 04/01/21	110,000	114,720
Nielsen Finance LLC
4.50%, 10/01/20	300,000	306,750
Noble Energy, Inc.
4.15%, 12/15/21	620,000	652,675
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	640,900
Oasis Petroleum, Inc.
7.25%, 02/01/19Δ	40,000	38,500
6.88%, 03/15/22Δ	170,000	157,888
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	104,883
2.70%, 02/15/23	20,000	20,352
3.40%, 04/15/26	575,000	607,190
4.63%, 06/15/45	130,000	145,326
Oracle Corporation
1.20%, 10/15/17Δ	470,000	471,754
2.50%, 05/15/22	375,000	383,476
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	149,817
6.05%, 03/01/34	570,000	761,693
5.80%, 03/01/37	210,000	274,276

See Notes to Financial Statements.

62

	Par	Value
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A@	$575,000	$585,926
PepsiCo, Inc.
7.90%, 11/01/18	140,000	161,977
Pioneer Natural Resources Co.
3.45%, 01/15/21	275,000	284,251
PNC Preferred Funding Trust II
1.88%, 03/29/49 144A†	500,000	441,250
Priceline Group, Inc.
3.60%, 06/01/26	425,000	439,834
Pride International, Inc.
8.50%, 06/15/19Δ	400,000	407,500
6.88%, 08/15/20	50,000	47,782
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,965,734
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,690,526
Progress Energy, Inc.
7.75%, 03/01/31	350,000	491,254
Puget Sound Energy, Inc.
6.97%, 06/01/67†	275,000	234,094
QEP Resources, Inc.
5.25%, 05/01/23Δ	50,000	46,250
Quicken Loans, Inc.
5.75%, 05/01/25 144A	110,000	106,700
Range Resources Corporation
5.00%, 03/15/23Δ	410,000	386,425
4.88%, 05/15/25Δ	10,000	9,575
Raytheon Co.
3.13%, 10/15/20	200,000	214,517
Regency Energy Partners LP
4.50%, 11/01/23	310,000	303,092
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	482,289
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	772,102
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	200,000	202,750
Roper Technologies, Inc.
2.05%, 10/01/18	375,000	379,761
3.00%, 12/15/20	250,000	258,730
Sally Holdings LLC
5.63%, 12/01/25	250,000	263,125
Santander Bank NA
2.00%, 01/12/18	450,000	449,913
Santander Holdings USA, Inc.
2.70%, 05/24/19	700,000	703,840
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	260,900
4.00%, 12/21/25 144A	190,000	204,722
Select Income REIT
2.85%, 02/01/18	75,000	75,615
3.60%, 02/01/20	125,000	127,308
4.15%, 02/01/22Δ	175,000	176,030
SESI LLC
7.13%, 12/15/21	20,000	19,350
SM Energy Co.
6.13%, 11/15/22Δ	160,000	147,800
6.50%, 01/01/23Δ	30,000	28,050
5.00%, 01/15/24Δ	60,000	51,600

	Par	Value
Southern Co.
2.35%, 07/01/21	$450,000	$459,465
Southern Copper Corporation
5.25%, 11/08/42	760,000	677,405
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	444,530
Spectrum Brands, Inc.
5.75%, 07/15/25	110,000	115,088
Spirit Airlines 2015-1 Pass-Through Trust A
4.10%, 10/01/29	1,500,000	1,524,375
Sprint Capital Corporation
8.75%, 03/15/32	60,000	51,600
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	85,500
Sprint Corporation
7.25%, 09/15/21Δ	40,000	34,300
7.63%, 02/15/25	910,000	724,588
State Street Corporation
4.96%, 03/15/18	480,000	503,273
Stryker Corporation
2.63%, 03/15/21	125,000	129,339
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	101,174
Synchrony Financial
2.60%, 01/15/19	300,000	303,462
3.00%, 08/15/19	375,000	381,525
2.70%, 02/03/20	200,000	200,714
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	735,032
4.90%, 09/15/44 144A	510,000	573,798
Tenet Healthcare Corporation
8.13%, 04/01/22Δ	50,000	51,490
6.75%, 06/15/23Δ	100,000	96,125
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	260,387
Thermo Fisher Scientific, Inc
3.60%, 08/15/21	160,000	169,804
3.00%, 04/15/23	325,000	332,279
3.65%, 12/15/25	200,000	210,394
Time Warner Cable, Inc.
5.00%, 02/01/20	100,000	108,784
4.13%, 02/15/21Δ	400,000	423,878
7.30%, 07/01/38	100,000	125,603
5.88%, 11/15/40	240,000	262,224
Time Warner, Inc.
4.70%, 01/15/21	10,000	11,166
3.88%, 01/15/26	100,000	108,027
7.70%, 05/01/32	610,000	853,818
6.10%, 07/15/40	140,000	171,691
6.25%, 03/29/41	40,000	50,513
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	529,766
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	522,214
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	277,292
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	350,000	436,344

See Notes to Financial Statements.

63

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Tyson Foods, Inc.
5.15%, 08/15/44	$60,000	$69,457
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	54,942	56,878
United Rentals North America, Inc.
5.50%, 07/15/25Δ	180,000	177,975
United Technologies Corporation
4.50%, 06/01/42	120,000	137,767
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	171,807
3.75%, 07/15/25	270,000	296,564
4.63%, 07/15/35	225,000	261,829
4.75%, 07/15/45	200,000	241,553
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	354,040
Valero Energy Corporation
3.65%, 03/15/25Δ	200,000	200,649
VEREIT Operating Partnership LP
3.00%, 02/06/19	500,000	503,125
4.13%, 06/01/21	200,000	209,124
4.88%, 06/01/26Δ	100,000	102,875
Verizon Communications, Inc.
2.41%, 09/14/18†	400,000	410,112
2.63%, 02/21/20	1,056,000	1,093,763
4.50%, 09/15/20	975,000	1,083,250
5.15%, 09/15/23	835,000	973,952
4.15%, 03/15/24	750,000	828,709
6.40%, 09/15/33	459,000	587,518
6.55%, 09/15/43	729,000	985,839
4.67%, 03/15/55	247,000	250,950
Visa, Inc.
3.15%, 12/14/25	690,000	738,573
4.30%, 12/14/45	360,000	417,879
Voya Financial, Inc.
2.90%, 02/15/18Δ	46,000	46,879
5.70%, 07/15/43	500,000	567,256
Wachovia Capital Trust III
5.57%, 03/29/49†	560,000	553,721
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	100,000	103,401
2.60%, 06/01/21	200,000	203,961
3.45%, 06/01/26	225,000	231,445
Waste Management, Inc.
3.50%, 05/15/24	140,000	151,569
7.38%, 05/15/29	140,000	196,652
WEA Finance LLC
3.75%, 09/17/24 144A	400,000	417,720
Wells Fargo & Co.
2.60%, 07/22/20	800,000	822,646
4.60%, 04/01/21	70,000	78,273
3.45%, 02/13/23	200,000	207,129
4.48%, 01/16/24	2,196,000	2,409,451
4.10%, 06/03/26	440,000	471,206
4.30%, 07/22/27	790,000	854,120
5.38%, 11/02/43	190,000	221,851
4.65%, 11/04/44	90,000	95,148
4.90%, 11/17/45	370,000	405,873
5.88%, 12/29/49†	600,000	640,500
Wells Fargo Capital X
5.95%, 12/01/86	140,000	148,400

	Par	Value
Welltower, Inc. REIT
4.25%, 04/01/26	$900,000	$969,426
West Corporation
4.75%, 07/15/21 144A	60,000	59,400
5.38%, 07/15/22 144A	250,000	233,438
Western Gas Partners LP
3.95%, 06/01/25	225,000	214,465
WestRock RKT Co.
3.50%, 03/01/20	150,000	154,980
4.00%, 03/01/23	30,000	31,368
Whiting Petroleum Corporation
5.00%, 03/15/19	60,000	55,500
5.75%, 03/15/21Δ	30,000	27,225
6.25%, 04/01/23Δ	340,000	306,000
Williams Cos., Inc.
7.50%, 01/15/31	10,000	10,100
7.75%, 06/15/31	25,000	25,375
8.75%, 03/15/32	451,000	484,825
Williams Partners LP
4.00%, 11/15/21Δ	600,000	585,922
3.60%, 03/15/22	500,000	474,276
4.88%, 05/15/23	60,000	58,077
3.90%, 01/15/25	350,000	318,695
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	61,224
2.90%, 10/21/19 144A	230,000	239,195
WPX Energy, Inc.
6.00%, 01/15/22	20,000	18,700
8.25%, 08/01/23	10,000	10,075
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	440,000	447,700

Total Corporate Bonds (Cost $196,489,293)		204,689,808

FOREIGN BONDS — 12.2%
Australia — 0.4%
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	880,000	930,806
2.88%, 02/24/22Δ	40,000	41,558
5.00%, 09/30/43	220,000	256,239
6.75%, 10/19/75 144A†Δ	360,000	382,950
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,314,366
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	55,383
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	180,000	199,575
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A@	275,000	318,236
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/21Δ	10,000	10,759

		3,509,872

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A@	225,000	234,000

See Notes to Financial Statements.

64

	Par	Value
Belgium — 0.1%
KBC Bank NV
8.00%, 01/25/23†	$800,000	$849,900

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	235,376
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	256,500
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	180,000	180,562

		672,438

Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	3,249,000	995,996
0.00%, 01/01/23(B)Ω	2,779,000	793,837
Brazilian Government International Bond
5.63%, 01/07/41	750,000	731,250
5.00%, 01/27/45	200,000	180,500

		2,701,583

Canada — 0.3%
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,613,890
Barrick Gold Corporation
4.10%, 05/01/23Δ	73,000	77,120
Enbridge, Inc.
3.50%, 06/10/24Δ	150,000	143,784
Glencore Finance Canada, Ltd.
5.80%, 11/15/16 144AΔ	70,000	70,846
2.70%, 10/25/17 144A	530,000	528,181
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	121,401
Videotron, Ltd.
5.00%, 07/15/22	300,000	311,625

		2,866,847

Cayman Islands — 0.1%
Brazil Minas SPE
5.33%, 02/15/28	470,000	421,825
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144A	70,000	51,800
Transocean, Inc.
6.80%, 12/15/16Δ	130,000	131,787
Vale Overseas, Ltd.
6.88%, 11/21/36	591,000	540,765

		1,146,177

Chile — 0.2%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	256,261
Chile Government International Bond
3.63%, 10/30/42	160,000	163,200
Corporation Nacional del Cobre de Chile
4.50%, 09/16/25 144AΔ	400,000	419,798
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 08/15/29 144A	884,461	813,262

		1,652,521

	Par	Value
China — 0.2%
China Government Bond
3.38%, 11/21/24(Y)	$2,500,000	$374,377
3.39%, 05/21/25(Y)	2,000,000	298,459
3.31%, 11/30/25(Y)	6,000,000	888,914

		1,561,750

Colombia — 0.2%
Colombia Government International Bond
5.63%, 02/26/44Δ	930,000	1,034,625
Ecopetrol SA
5.38%, 06/26/26	250,000	243,750
5.88%, 05/28/45	430,000	375,820

		1,654,195

Denmark — 0.6%
Realkredit Danmark A/S
1.00%, 04/01/17(D)	36,400,000	5,485,416

Dominican Republic — 0.1%
Dominican Republic International Bond
10.38%, 03/04/22+(V)	800,000	17,661
14.50%, 02/10/23(V)	1,300,000	33,425
6.88%, 01/29/26 144A	180,000	199,080
11.38%, 07/06/29+(V)	700,000	15,788
7.45%, 04/30/44 144A	320,000	353,600

		619,554

France — 1.2%
BNP Paribas SA
2.38%, 09/14/17	270,000	273,936
BPCE SA
4.63%, 07/11/24 144A	700,000	702,727
4.50%, 03/15/25 144A	1,300,000	1,301,677
Credit Agricole SA
4.38%, 03/17/25 144A	510,000	516,923
8.38%, 10/29/49 144A†Δ	510,000	571,940
7.88%, 12/29/49 144A†	1,600,000	1,536,000
Dexia Credit Local SA
1.01%, 11/07/16 144A†	3,200,000	3,200,483
Numericable-SFR SA
6.25%, 05/15/24 144A	330,000	316,800
Societe Generale SA
4.25%, 04/14/25 144A	1,400,000	1,387,292
Unibail-Rodamco SE
1.40%, 04/16/19†	1,600,000	1,601,648

		11,409,426

Germany — 0.4%
Deutsche Bank AG
2.85%, 05/10/19	1,600,000	1,602,207
KFW
1.13%, 08/06/18	1,800,000	1,811,464

		3,413,671

Greece — 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/17(E)@	700,000	744,784
5.01%, 12/27/17(E)@	100,000	105,011

		849,795

See Notes to Financial Statements.

65

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21 144A@	$800,000	$808,844
4.88%, 05/15/45	350,000	349,878

		1,158,722

Iceland — 0.0%
Glitnir HoldCo ehf
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing ehf
7.13%, 05/19/16+ 144A#	350,000	3

		4

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144A	530,000	556,482

Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	837,943
5.38%, 10/17/23	200,000	225,811
4.75%, 01/08/26 144A	250,000	272,843
7.75%, 01/17/38	100,000	136,201

		1,472,798

Ireland — 0.3%
GE Capital International Funding Co.
2.34%, 11/15/20 144A	1,723,000	1,776,070
3.37%, 11/15/25 144A	597,000	648,667
4.42%, 11/15/35 144A	229,000	257,359

		2,682,096

Israel — 0.2%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,518,694
5.50%, 12/04/23Δ	200,000	252,014
5.50%, 04/26/24	500,000	633,879

		2,404,587

Italy — 0.3%
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,075,000	1,079,161
3.88%, 01/16/18	600,000	615,828
5.02%, 06/26/24 144A	975,000	894,037

		2,589,026

Japan — 0.2%
Meiji Yasuda Life Insurance Co.
5.20%, 10/20/45 144A†Δ	300,000	329,175
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21Δ	250,000	259,487
3.85%, 03/01/26	200,000	218,463
Mizuho Financial Group, Inc.
2.63%, 04/12/21 144A	500,000	509,506
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	350,000	375,384

		1,692,015

	Par	Value
Jersey — 0.3%
UBM PLC
5.75%, 11/03/20 144A	$230,000	$249,116
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/21 144A@	1,500,000	1,531,620
4.13%, 09/24/25 144A	890,000	924,294

		2,705,030

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,272,092

Luxembourg — 0.1%
Altice Financing SA
6.63%, 02/15/23 144A	200,000	197,124
ArcelorMittal
6.50%, 03/01/21Δ	80,000	82,600
7.25%, 02/25/22Δ	50,000	52,875
6.13%, 06/01/25Δ	150,000	150,000
8.00%, 10/15/39Δ	100,000	97,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21	450,000	312,750
Mallinckrodt International Finance SA
4.88%, 04/15/20 144AΔ	90,000	87,300
5.63%, 10/15/23 144AΔ	30,000	28,087

		1,008,236

Mexico — 1.3%
America Movil SAB de CV
5.63%, 11/15/17Δ	370,000	390,895
6.00%, 06/09/19(M)	3,030,000	164,025
5.00%, 03/30/20	240,000	266,383
Mexican Bonos
8.00%, 06/11/20(M)	3,840,600	230,221
6.50%, 06/10/21(M)	1,625,000	92,981
6.50%, 06/09/22(M)	22,995,700	1,316,543
8.00%, 12/07/23(M)	1,761,600	109,679
10.00%, 12/05/24(M)	25,130,000	1,765,156
7.50%, 06/03/27(M)	1,334,300	81,774
8.50%, 05/31/29(M)	964,000	63,625
7.75%, 11/13/42(M)	45,505,200	2,902,172
Mexico Government International Bond
3.60%, 01/30/25	440,000	460,900
6.05%, 01/11/40	134,000	169,008
4.75%, 03/08/44	1,358,000	1,466,640
5.55%, 01/21/45	1,220,000	1,465,525
Petroleos Mexicanos
5.50%, 02/04/19 144A	50,000	52,675
5.50%, 01/21/21	190,000	201,428
6.88%, 08/04/26 144A	200,000	223,600
6.63%, 06/15/35	159,000	164,724
5.50%, 06/27/44 144A	170,000	153,850
6.38%, 01/23/45	580,000	585,800
Trust F/1401 REIT
5.25%, 12/15/24 144A	200,000	205,500

		12,533,104

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	441,405

See Notes to Financial Statements.

66

	Par	Value
Netherlands — 1.0%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	$1,700,000	$1,771,196
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	422,460
4.38%, 08/04/25	370,000	387,199
5.25%, 08/04/45	390,000	435,236
8.38%, 07/29/49†	100,000	100,548
11.00%, 12/29/49 144A†	487,000	582,574
Fiat Chrysler Automobiles NV
4.50%, 04/15/20Δ	200,000	202,750
ING Bank NV
5.80%, 09/25/23 144A	340,000	373,677
4.13%, 11/21/23†	600,000	610,170
Majapahit Holding BV
7.75%, 01/20/20	240,000	274,920
NXP BV
4.63%, 06/01/23 144A	800,000	816,000
Petrobras Global Finance BV
5.75%, 01/20/20	235,000	227,621
4.88%, 03/17/20	40,000	37,600
5.38%, 01/27/21Δ	1,230,000	1,129,693
8.38%, 05/23/21Δ	180,000	186,210
6.25%, 03/17/24	380,000	338,200
6.85%, 06/05/15	350,000	267,750
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	133,284
Shell International Finance BV
4.38%, 03/25/20	320,000	351,883
2.88%, 05/10/26	460,000	467,951
4.13%, 05/11/35	140,000	151,275
4.38%, 05/11/45	230,000	250,328

		9,518,525

Peru — 0.1%
Peruvian Government International Bond
6.55%, 03/14/37Δ	210,000	284,025
5.63%, 11/18/50Δ	330,000	410,025

		694,050

Poland — 0.4%
Poland Government Bond
2.00%, 04/25/21(P)	690,000	174,323
3.25%, 07/25/25(P)	9,610,000	2,520,392
2.50%, 07/25/26(P)	2,060,000	504,795
Poland Government International Bond
4.00%, 01/22/24	980,000	1,060,238

		4,259,748

Russia — 0.3%
Russian Federal Bond - OFZ
8.15%, 02/03/27(R)	25,020,000	393,125
7.05%, 01/19/28(R)	106,530,000	1,534,275
Russian Foreign Bond-Eurobond
4.50%, 04/04/22	400,000	428,490
7.50%, 03/31/30 STEPΔ	270,635	330,682
7.50%, 03/31/30 STEP 144A	152,550	186,397

		2,872,969

	Par	Value
South Korea — 0.5%
Export-Import Bank of Korea
5.00%, 04/11/22	$1,500,000	$1,736,715
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,406,120

		5,142,835

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20Δ	625,000	637,182
Telefonica Emisiones SA Unipersonal
6.22%, 07/03/17	20,000	20,886
5.88%, 07/15/19	70,000	78,255
5.46%, 02/16/21	900,000	1,027,866

		1,764,189

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	399,573

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	704,577
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	913,648

		1,618,225

Switzerland — 0.3%
Credit Suisse AG
1.38%, 05/26/17	1,500,000	1,501,425
6.50%, 08/08/23 144A	225,000	236,306
UBS AG
1.52%, 06/01/20†	1,000,000	999,134

		2,736,865

Turkey — 0.2%
Turkey Government International Bond
5.63%, 03/30/21	160,000	174,799
6.25%, 09/26/22	550,000	623,153
Turkish Airlines 2015-1 Class A Pass-Through Trust
4.20%, 09/15/28 144A	1,506,426	1,431,105

		2,229,057

United Kingdom — 1.4%
Bank of Scotland PLC
5.25%, 02/21/17 144A	100,000	102,764
Barclays Bank PLC
6.05%, 12/04/17 144A	230,000	241,027
Barclays PLC
6.50%, 12/29/49(E)†	800,000	790,145
BP Capital Markets PLC
3.56%, 11/01/21	30,000	32,292
3.51%, 03/17/25	390,000	411,017
3.12%, 05/04/26	70,000	71,591
Ensco PLC
4.70%, 03/15/21Δ	130,000	108,182
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	368,587

See Notes to Financial Statements.

67

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
HSBC Bank PLC
4.75%, 01/19/21 144A	$200,000	$220,624
HSBC Holdings PLC
3.40%, 03/08/21	610,000	628,965
4.25%, 03/14/24	240,000	243,224
4.25%, 08/18/25	420,000	424,628
4.30%, 03/08/26	220,000	232,943
6.50%, 09/15/37	1,000,000	1,205,836
6.00%, 12/29/49(E)†	300,000	321,004
6.38%, 12/29/49†Δ	900,000	851,625
Lloyds Bank PLC
2.30%, 11/27/18	275,000	276,645
12.00%, 12/29/49 144A†	2,300,000	3,142,398
Lloyds Banking Group PLC
4.50%, 11/04/24Δ	240,000	243,896
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	189,270
6.00%, 12/19/23	410,000	417,858
5.13%, 05/28/24	280,000	273,466
Santander UK PLC
5.00%, 11/07/23 144A	750,000	772,424
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	697,225
Virgin Media Finance PLC
6.00%, 10/15/24 144A	600,000	591,000

		12,858,636

Virgin Islands (British) — 0.1%
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	232,864
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	811,726

		1,044,590

Total Foreign Bonds (Cost $115,251,933)		114,282,004

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B)
(Cost $1,035,298)	913,000	825,818

LOAN AGREEMENT — 0.0%
CHS/Community Health Systems, Inc. Term H Loan
0.04%, 01/27/21
(Cost $310,830)	316,694	308,203

MORTGAGE-BACKED SECURITIES — 41.4%
Aire Valley Mortgages PLC Series 2005-1X
1.16%, 09/20/66†	336,999	330,139
Aire Valley Mortgages PLC Series 2006-1A
0.87%, 09/20/66 144A†	103,641	99,062
Aire Valley Mortgages PLC Series 2006-1X
0.07%, 09/20/66(E)†	334,814	363,374

	Par	Value
Aire Valley Mortgages PLC Series 2007-1A
0.89%, 09/20/66 144A†	$248,053	$237,257
Alba PLC Series 2007-1
0.76%, 03/17/39(U)†	958,936	1,119,714
Alba PLC Series 2015-1
1.75%, 04/24/49(U)†	932,818	1,217,536
Alternative Loan Trust Series 2005-72
0.72%, 01/25/36†	368,586	299,385
Alternative Loan Trust Series 2006-OA11
0.64%, 09/25/46†	635,815	480,117
American Home Mortgage Investment Trust Series 2005-2
2.48%, 09/25/45†	1,116,917	1,077,794
American Home Mortgage Assets Trust Series 2006-5
1.33%, 11/25/46†	939,813	438,079
Banc of America Commercial Mortgage Trust Series 2007-2
5.80%, 04/10/49†	75,000	77,250
Banc of America Funding Trust Series 2005-D
2.93%, 05/25/35†	1,204,490	1,227,940
Banc of America Mortgage Trust Series 2004-F
3.11%, 07/25/34†	103,325	104,621
Banc of America Re-REMIC Trust Series 2010-UB5
5.67%, 02/17/51 144A†	84,583	85,210
Bayview Commercial Asset Trust Series 2004-3
0.82%, 01/25/35 144A†	530,400	471,232
BBCCRE Trust Series 2015-GTP
3.97%, 08/10/33 144A	1,600,000	1,719,937
4.71%, 08/10/33 144A†	1,800,000	1,606,257
BBCMS Trust Series 2015-RRI
1.58%, 05/15/32 144A†	1,674,919	1,669,382
BBCMS Trust Series 2015-STP
3.32%, 09/10/28 144A	1,600,000	1,671,997
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.53%, 02/25/33†	10,202	10,104
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.81%, 05/25/34†	51,670	48,594
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.09%, 03/25/35†	417,527	418,497

See Notes to Financial Statements.

68

	Par	Value
Bear Stearns ALT-A Trust Series 2005-4
2.91%, 05/25/35†	$304,053	$297,324
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
5.60%, 06/11/50	806,342	841,536
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
2.88%, 01/26/36†	847,426	661,134
Berica 8 Residential MBS S.r.l. Series 8
0.07%, 03/31/48(E)†	115,246	126,772
Berica ABS S.r.l. Series 2011-1
0.06%, 12/31/55(E)†	700,281	773,059
Chevy Chase Funding LLC Series 2004-4A
0.68%, 10/25/35 144A†	240,220	210,453
CHL Mortgage Pass-Through Trust Series 2003-58
2.91%, 02/19/34†	471,238	467,056
CHL Mortgage Pass-Through Trust Series 2004-HYB5
2.60%, 04/20/35†	1,166,548	1,155,118
Citigroup Commercial Mortgage Trust Series 2008-C7
6.26%, 12/10/49†	578,358	604,102
Citigroup Commercial Mortgage Trust Series 2014-GC21
4.87%, 05/10/47 IOΩ†	1,220,994	89,543
Citigroup Commercial Mortgage Trust Series 2015-GC27
3.77%, 02/10/48	170,000	177,034
Citigroup Commercial Mortgage Trust Series 2015-GC29
3.11%, 04/10/48 144A	420,000	280,133
COMM Mortgage Trust Series 2007-C9
6.01%, 12/10/49†	1,171,030	1,210,944
COMM Mortgage Trust Series 2013-CR12
4.30%, 10/10/46	100,000	110,624
4.76%, 10/10/46†	40,000	44,714
5.25%, 10/10/46†	20,000	21,145
COMM Mortgage Trust Series 2013-CR13
4.45%, 12/10/23 IOΩ†	1,098,696	50,098
COMM Mortgage Trust Series 2014-277P
3.73%, 08/10/49 144A†	160,000	174,320
COMM Mortgage Trust Series 2014-CR19
4.88%, 08/10/47†	218,000	222,881
COMM Mortgage Trust Series 2014-SAVA
3.54%, 06/15/34 144A†	400,000	389,872
COMM Mortgage Trust Series 2015-DC1
4.04%, 02/10/48†	100,000	103,685

	Par	Value
4.50%, 02/10/48†	$80,000	$78,207
COMM Mortgage Trust Series 2015-LC19
3.83%, 02/10/48†	100,000	104,555
4.41%, 02/10/48†	190,000	187,002
Commercial Mortgage Pass-Through Certificates Series 2012-CR3
2.82%, 10/15/45	30,000	31,294
Core Industrial Trust Series 2015-TEXW
3.98%, 02/10/34 144A†	460,000	405,723
Credit Suisse Commercial Mortgage Trust Series 2007-C2
5.62%, 01/15/49†	101,000	102,846
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
16.27%, 07/25/33 IOΩ	5,132	130
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
(3.00)%, 07/25/33 IOΩ†	60,225	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
(3.00)%, 08/25/33 IOΩ†	65,978	—
CSAIL Commercial Mortgage Trust Series 2015-C1
4.04%, 04/15/50†	60,000	64,630
CSMC Trust Series 2014-TIKI
1.39%, 09/15/38 144A†	300,000	293,221
CSMC Trust Series 2014-USA
4.19%, 09/15/37 144A	300,000	320,562
4.37%, 09/15/37 144A	310,000	298,881
DECO Series 2015-HRPA
1.20%, 04/27/27 144A(E)†	1,473,357	1,617,488
EQTY Mortgage Trust Series 2014-INNS
2.77%, 05/08/31 144A†	400,000	386,729
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	386	394
4.50%, 09/01/18	1,909	1,953
8.00%, 08/01/24	1,236	1,386
4.00%, 10/01/25	304,359	324,467
5.50%, 02/01/27	47,307	52,670
7.50%, 11/01/29	4,930	6,161
7.50%, 12/01/29	5,369	6,103
7.50%, 02/01/31	7,273	7,969
2.48%, 07/01/31†	12,889	13,352
7.50%, 11/01/31	8,732	8,778
3.10%, 04/01/32†	2,155	2,257
3.50%, 08/01/33	1,368,415	1,470,213
5.00%, 08/01/33	6,741	7,516
5.00%, 09/01/33	1,386	1,538
5.00%, 10/01/33	4,622	5,139

See Notes to Financial Statements.

69

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.03%, 03/01/34†	$2,215	$2,340
5.00%, 12/01/34	116,580	129,297
5.50%, 05/01/35	266,828	300,671
5.00%, 07/01/35	6,519	7,260
5.00%, 11/01/35	198,061	218,599
5.50%, 11/01/35	50,842	57,255
5.00%, 12/01/35	17,533	19,681
5.50%, 01/01/36	33,973	38,444
6.00%, 02/01/36	208,758	237,042
3.08%, 01/01/37†	525,242	554,731
5.00%, 02/01/37	19,986	22,057
5.50%, 07/01/37	55,036	62,354
1.94%, 09/01/37†	55,662	58,533
5.50%, 04/01/38	12,972	14,555
7.00%, 02/01/39	171,631	203,732
7.00%, 03/01/39	31,077	33,807
5.50%, 04/01/39	301,756	336,521
4.50%, 06/01/39	142,480	156,000
6.50%, 09/01/39	57,556	68,111
5.50%, 08/01/40	279,138	313,365
4.00%, 02/01/41	96,176	103,323
5.00%, 06/01/41	4,267	4,709
3.50%, 08/01/41 TBA	1,400,000	1,474,156
3.50%, 10/01/42	161,835	172,449
4.00%, 10/01/42	77,503	83,960
3.50%, 11/01/42	321,805	342,944
3.50%, 12/01/42	79,994	85,238
3.50%, 01/01/43	499,253	531,760
3.50%, 02/01/43	361,476	385,168
3.50%, 03/01/43	903,620	962,665
3.50%, 04/01/43	824,336	870,837
4.00%, 04/01/43	167,696	181,572
3.50%, 05/01/43	606,163	648,597
4.00%, 05/01/43	80,781	88,922
4.00%, 06/01/43	83,075	91,447
4.00%, 07/01/43	312,166	342,812
4.00%, 08/01/43	178,803	193,750
4.50%, 12/01/43	1,141,196	1,268,474
3.50%, 02/01/44	88,098	93,864
4.50%, 02/01/44	869,790	966,319
4.50%, 03/01/44	272,155	302,528
3.50%, 03/01/45	955,663	1,018,198
3.50%, 06/01/45	552,266	590,085
3.50%, 08/01/45 TBA	2,000,000	2,105,938
3.50%, 10/01/45	430,331	459,801
3.50%, 03/01/46	1,963,630	2,098,251
3.50%, 04/01/46	1,980,651	2,104,826
3.50%, 05/01/46	400,240	425,401
Federal Home Loan Mortgage Corporation Reference REMIC Series R007
6.00%, 05/15/36	297,092	339,725
Federal Home Loan Mortgage Corporation REMIC Series 3325
0.94%, 06/15/37†	215,508	216,333
Federal Home Loan Mortgage Corporation REMIC Series 3621
2.22%, 01/15/40 IOΩ†	398,023	76,939
Federal Home Loan Mortgage Corporation REMIC Series 3947
0.83%, 10/15/41 IOΩ†	274,016	45,935

	Par	Value
Federal Home Loan Mortgage Corporation REMIC Series 4076
8.96%, 07/15/42 IOΩ†	$69,309	$17,582
Federal Home Loan Mortgage Corporation REMIC Series 4092
(0.68)%, 09/15/31 IOΩ	583,285	50,165
Federal Home Loan Mortgage Corporation REMIC Series 4099
9.52%, 08/15/42 IOΩ†	340,476	63,931
Federal Home Loan Mortgage Corporation REMIC Series 4136
7.91%, 11/15/42 IOΩ†	66,817	13,514
11.23%, 11/15/42 IOΩ†	71,968	13,524
Federal Home Loan Mortgage Corporation REMIC Series 4194
(3.35)%, 04/15/43 IOΩ	1,289,136	163,506
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	322,214	332,214
Federal Home Loan Mortgage Corporation REMIC Series 4239
(0.12)%, 06/15/27 IOΩ	574,695	64,170
Federal Home Loan Mortgage Corporation REMIC Series 4298
(5.00)%, 04/15/43 IOΩ	530,636	54,049
Federal Home Loan Mortgage Corporation REMIC Series 4310
5.82%, 02/15/44 IOΩ†	168,563	32,095
Federal Home Loan Mortgage Corporation REMIC Series 4335
6.49%, 05/15/44 IOΩ†	171,220	33,662
Federal Home Loan Mortgage Corporation REMIC Series 4415
7.55%, 04/15/41 IOΩ†	379,716	27,011
Federal Housing Administration
7.43%, 10/01/18+@	18,353	18,551
Federal National Mortgage Association
5.00%, 12/01/17	3,628	3,785
2.80%, 03/01/18	535,377	547,315
3.74%, 05/01/18	1,294,361	1,343,506
3.84%, 05/01/18	420,000	436,775
4.51%, 06/01/19	1,000,000	1,043,186
3.42%, 10/01/20	242,650	262,654
3.62%, 12/01/20	168,595	183,014
4.38%, 06/01/21	627,336	700,801
9.50%, 05/01/22	336	366
1.91%, 07/01/22†	3,426	3,505
5.50%, 09/01/23	59,772	65,093
5.50%, 10/01/23	13,266	14,407
9.50%, 07/01/24	679	736
2.81%, 04/01/25	50,000	52,526
5.50%, 05/01/25	214,865	223,424
1.93%, 07/01/27†	13,685	14,279
2.48%, 08/01/27†	23,446	24,729

See Notes to Financial Statements.

70

	Par	Value
2.50%, 08/01/27 TBA	$300,000	$309,908
3.00%, 08/01/27 TBA	400,000	418,906
3.50%, 08/01/27 TBA	1,100,000	1,164,212
1.93%, 11/01/27 CONV†	13,489	14,198
2.89%, 02/01/30†	83,773	85,877
2.63%, 06/01/30 CONV†	14,201	14,567
8.00%, 10/01/30	15,919	19,260
2.84%, 12/01/30 CONV†	5,141	5,261
1.93%, 01/01/31†	6,028	6,141
4.50%, 04/01/31	87,402	95,931
2.82%, 05/01/31†	12,734	12,846
4.50%, 05/01/31	304,739	334,316
4.50%, 06/01/31	92,010	101,006
4.50%, 11/01/31	128,622	141,460
6.00%, 11/01/31	2,492	2,882
4.50%, 12/01/31	200,709	220,834
6.00%, 01/01/32	60,744	69,374
6.00%, 03/01/32	10,527	12,021
6.00%, 04/01/32	143,294	163,958
1.93%, 06/01/32†	7,671	7,851
1.91%, 08/01/32†	7,817	8,083
6.00%, 08/01/32	1,578	1,823
2.88%, 02/01/33†	1,023	1,046
5.50%, 04/01/33	30,041	34,802
1.91%, 05/01/33†	31,280	33,257
6.00%, 05/01/33	481	549
5.00%, 07/01/33	39,022	43,544
5.00%, 08/01/33	3,242	3,630
5.00%, 09/01/33	47,465	52,993
5.50%, 09/01/33	1,672	1,897
5.50%, 12/01/33	7,473	8,500
6.00%, 12/01/33	427	487
5.50%, 02/01/34	2,050	2,315
5.50%, 04/01/34	395	453
3.50%, 05/01/34	244,892	263,394
5.50%, 08/01/34	3,280	3,774
5.50%, 10/01/34	147	168
6.00%, 10/01/34	29,447	33,626
2.33%, 12/01/34†	60,421	64,178
5.50%, 12/01/34	15,132	17,197
6.00%, 05/01/35	936,160	1,072,027
5.50%, 07/01/35	183	206
6.00%, 07/01/35	146,458	168,523
5.50%, 08/01/35	345	396
6.00%, 08/01/35	43	49
5.50%, 09/01/35	69,340	77,875
5.00%, 10/01/35	132,448	147,858
6.00%, 10/01/35	30,370	34,843
1.93%, 11/01/35†	5,406	5,642
2.26%, 11/01/35†	115,581	120,969
2.36%, 11/01/35†	78,433	81,680
2.38%, 11/01/35†	70,424	73,612
2.38%, 11/01/35†	61,925	64,595
6.00%, 11/01/35	439,414	504,890
5.50%, 12/01/35	1,523	1,755
6.00%, 12/01/35	6,167	7,139
6.00%, 02/01/36	3,351	3,827
6.00%, 03/01/36	3,269	3,733
5.50%, 04/01/36	22,927	24,444
6.00%, 04/01/36	5,265	6,075
3.85%, 05/01/36†	71,649	75,293
5.50%, 11/01/36	111,521	125,549
6.00%, 01/01/37	517,643	591,106
2.09%, 02/01/37†	526,904	546,658

	Par	Value
5.50%, 02/01/37	$163	$185
6.00%, 02/01/37	450,273	516,770
5.50%, 03/01/37	6,820	7,716
6.00%, 03/01/37	25,903	29,748
5.50%, 04/01/37	358	406
5.50%, 05/01/37	124	140
5.50%, 06/01/37	145	165
6.00%, 07/01/37	926,629	1,072,114
5.50%, 08/01/37	320,043	362,282
6.00%, 08/01/37	79,252	90,663
6.00%, 09/01/37	122,192	139,801
6.50%, 10/01/37	55,836	64,255
7.00%, 10/01/37	5,179	5,624
7.00%, 11/01/37	8,351	10,129
1.93%, 12/01/37†	41,748	43,378
6.00%, 12/01/37	317,583	362,654
7.00%, 12/01/37	4,381	4,928
1.93%, 01/01/38†	25,643	27,167
6.00%, 01/01/38	249,880	288,474
5.50%, 02/01/38	3,880	4,400
7.00%, 02/01/38	3,640	4,098
4.50%, 03/01/38	8,032	8,790
5.50%, 03/01/38	446	506
6.00%, 03/01/38	1,070	1,222
4.50%, 04/01/38	128,852	140,653
5.00%, 04/01/38	135,249	150,064
5.50%, 05/01/38	120	135
6.00%, 05/01/38	30,123	34,463
5.00%, 06/01/38	142,219	157,797
5.50%, 06/01/38	507	572
5.00%, 07/01/38 TBA	2,600,000	2,888,761
5.50%, 07/01/38	84,004	95,333
5.50%, 08/01/38	86,187	98,090
7.00%, 08/01/38	2,412	2,586
5.50%, 09/01/38	399	448
6.00%, 11/01/38	38,641	44,213
7.00%, 11/01/38	26,747	30,636
5.50%, 12/01/38	135	153
6.00%, 12/01/38	46,383	53,043
7.00%, 02/01/39	14,326	16,599
7.00%, 03/01/39	124,454	146,994
4.00%, 08/01/39 TBA	20,000,000	21,424,426
4.50%, 08/01/39 TBA	13,000,000	14,182,120
6.00%, 09/01/39	26,787	30,620
6.00%, 12/01/39	460,412	527,435
1.78%, 06/01/40†	45,475	47,328
4.00%, 07/01/40 TBA	5,800,000	6,218,521
1.78%, 10/01/40†	130,375	133,597
1.93%, 11/01/40†	15,820	16,550
4.50%, 04/01/41	138,211	151,489
6.00%, 05/01/41	930,155	1,064,838
3.50%, 08/01/41 TBA	58,700,000	61,864,294
4.50%, 08/01/41	106,882	116,961
4.50%, 11/01/41	421,770	462,465
4.00%, 06/01/42	78,933	85,224
3.00%, 07/01/42 TBA	3,000,000	3,113,320
4.00%, 07/01/42 TBA	4,000,000	4,288,635
3.00%, 08/01/42 TBA	2,000,000	2,071,796
3.00%, 08/13/42	10,000,000	10,358,982
3.50%, 09/01/42	77,553	82,664
2.50%, 10/01/42	529,825	536,387
4.00%, 10/01/42	306,710	332,438
2.50%, 11/01/42	29,184	29,547
4.00%, 11/01/42	706,500	766,150

See Notes to Financial Statements.

71

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.50%, 12/01/42	$22,504	$22,785
3.00%, 12/01/42	24,089	25,383
4.00%, 12/01/42	202,715	218,371
2.50%, 01/01/43	20,362	20,615
3.00%, 01/01/43	429,495	448,708
3.50%, 01/01/43	2,317,219	2,466,806
2.50%, 02/01/43	21,227	21,491
2.50%, 03/01/43	1,768,301	1,790,338
3.00%, 03/01/43	263,594	277,585
2.50%, 04/01/43	1,600,752	1,620,701
3.00%, 04/01/43	394,223	415,151
3.50%, 04/01/43	130,996	138,509
4.00%, 04/01/43	73,573	80,464
2.50%, 05/01/43	35,608	36,052
3.00%, 05/01/43	256,507	270,117
2.50%, 06/01/43	35,553	35,996
3.00%, 06/01/43	76,054	80,089
4.00%, 06/01/43	763,409	831,788
3.00%, 07/01/43	680,365	716,403
3.50%, 07/01/43	1,348,961	1,426,391
4.00%, 07/01/43	760,791	828,371
2.50%, 08/01/43	897,472	908,626
3.50%, 08/01/43	358,651	378,874
4.00%, 08/01/43	253,970	275,365
4.50%, 09/01/43	939,965	1,031,871
2.50%, 10/01/43	46,180	46,755
4.50%, 10/01/43	255,255	285,194
4.50%, 11/01/43	170,119	190,097
5.00%, 11/01/43	748,547	830,541
4.50%, 12/01/43	250,836	280,232
4.50%, 01/01/44	164,744	184,045
4.50%, 02/01/44	1,159,944	1,266,078
4.50%, 07/01/44	163,766	182,420
4.50%, 10/01/44	724,004	804,134
4.00%, 01/01/45	261,271	284,765
4.50%, 02/01/45	1,442,265	1,622,054
3.00%, 03/01/45	980,465	1,018,639
3.00%, 11/01/45	1,868,133	1,940,450
3.50%, 12/01/45	4,808,516	5,079,748
3.50%, 01/01/46	587,217	626,256
3.50%, 05/01/46	596,916	634,804
Federal National Mortgage Association ACES Series 2015-M13
2.71%, 06/25/25†	90,000	93,599
Federal National Mortgage Association Interest STRIP Series 409
7.38%, 04/25/27 IOΩ	465,930	40,270
(5.00)%, 11/25/39 IOΩ	81,599	12,996
(5.00)%, 11/25/41 IOΩ	271,220	39,082
(0.86)%, 11/25/41 IOΩ	347,749	55,443
0.75%, 04/25/42 IOΩ	644,420	108,641
Federal National Mortgage Association REMIC Series 1991-97
16.37%, 08/25/21 IOΩ	38	602
Federal National Mortgage Association REMIC Series 1991-137
0.39%, 10/25/21 IOΩ	57	871
Federal National Mortgage Association REMIC Series 2000-32
0.89%, 10/18/30†	13,265	13,312

	Par	Value
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	$567,732	$642,745
Federal National Mortgage Association REMIC Series 2007-24
10.46%, 03/25/37 IOΩ†	896,895	158,110
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	563,849	629,875
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,052,563	1,222,162
Federal National Mortgage Association REMIC Series 2011-87
1.00%, 09/25/41†	2,712,690	2,708,095
Federal National Mortgage Association REMIC Series 2011-96
5.70%, 10/25/41 IOΩ†	642,128	131,145
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	29,529	33,074
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	245,831	281,380
Federal National Mortgage Association REMIC Series 2012-70
(3.12)%, 02/25/41 IOΩ†	56,183	7,563
4.47%, 07/25/42 IOΩ†	114,484	25,770
Federal National Mortgage Association REMIC Series 2012-74
1.96%, 07/25/27 IOΩ	1,284,907	127,231
9.09%, 03/25/42 IOΩ†	279,569	51,444
Federal National Mortgage Association REMIC Series 2012-75
2.73%, 07/25/42 IOΩ†	85,185	16,134
Federal National Mortgage Association REMIC Series 2012-93
9.71%, 09/25/42 IOΩ†	189,022	35,519
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	52,717	60,763
Federal National Mortgage Association REMIC Series 2012-118
(2.30)%, 12/25/39 IOΩ	456,490	47,901
Federal National Mortgage Association REMIC Series 2012-128
6.17%, 11/25/42 IOΩ†	146,473	34,910
7.91%, 11/25/42 IOΩ†	217,079	49,287
Federal National Mortgage Association REMIC Series 2012-133
10.85%, 12/25/42 IOΩ†	200,620	38,111

See Notes to Financial Statements.

72

	Par	Value
11.21%, 12/25/42 IOΩ†	$70,833	$14,015
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	167,482	198,782
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	988,988	1,108,519
6.50%, 07/25/42	429,337	500,892
Federal National Mortgage Association REMIC Series 2013-14
3.45%, 03/25/43 IOΩ	370,043	31,162
Federal National Mortgage Association REMIC Series 2013-29
(4.81)%, 04/25/43 IOΩ	1,135,152	143,038
Federal National Mortgage Association REMIC Series 2014-47
7.39%, 08/25/44 IOΩ†	1,986,715	137,182
Federal National Mortgage Association REMIC Series 2015-37
5.60%, 06/25/45 IOΩ†	434,707	80,095
Federal National Mortgage Association REMIC Series 2015-55
9.01%, 08/25/55 IOΩ†	339,983	18,987
Federal National Mortgage Association REMIC Series 2015-56
8.31%, 08/25/45 IOΩ†	93,235	25,531
Federal National Mortgage Association REMIC Series 2015-60
7.91%, 08/25/45 IOΩ†	277,001	64,407
Federal National Mortgage Association REMIC Series 2016-32
0.94%, 06/25/46†	987,395	988,791
Federal National Mortgage Association REMIC Series 2016-33
0.94%, 06/25/46†	1,286,707	1,289,819
FHLMC Multifamily Structured Pass-Through Certificates Series K005
4.32%, 11/25/19	1,100,000	1,202,556
FHLMC Multifamily Structured Pass-Through Certificates Series K008
5.96%, 06/25/20 IOΩ†	701,138	33,706
FHLMC Multifamily Structured Pass-Through Certificates Series K015
5.26%, 07/25/21 IOΩ†	615,207	42,431
FHLMC Multifamily Structured Pass-Through Certificates Series K016
4.62%, 10/25/21 IOΩ†	202,134	13,588
FHLMC Multifamily Structured Pass-Through Certificates Series K030
2.78%, 09/25/22	249,324	259,757

	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates Series K035
3.46%, 08/25/23†	$100,000	$110,532
FHLMC Multifamily Structured Pass-Through Certificates Series K044
2.81%, 01/25/25	400,000	424,671
FHLMC Multifamily Structured Pass-Through Certificates Series K714
3.03%, 10/25/20†	800,000	851,885
FHLMC Multifamily Structured Pass-Through Certificates Series KF11
1.09%, 09/25/25†	1,671,198	1,673,966
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51 STEP	3,500,000	3,508,750
FHLMC Structured Pass-Through Securities Series T-61
1.78%, 07/25/44†	929,410	956,370
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.68%, 06/25/34†	410,251	398,916
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DN1
4.60%, 01/25/25†	650,000	675,104
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA1
2.30%, 10/25/27†	400,000	399,620
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-HQA2
5.59%, 11/25/28†	300,000	298,968
FREMF Mortgage Trust Series 2012-K20
4.92%, 05/25/45 IO 144AΩ	5,641,071	52,281
FREMF Mortgage Trust Series 2014-K40
4.21%, 11/25/47 144A†	550,000	505,785
FREMF Mortgage Trust Series 2014-K41
3.96%, 11/25/47 144A†	300,000	294,055
FREMF Mortgage Trust Series 2015-K47
3.72%, 06/25/48 144A†	220,000	210,264
GE Business Loan Trust Series 2007-1A
0.60%, 04/16/35 144A†	463,754	425,434
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.54%, 12/10/49	800,000	815,384
German Residential Funding, Ltd. Series 2013-2
0.74%, 11/27/24(E)†	954,551	1,065,939
Giovecca Mortgages S.r.l. Series 2011-1
0.35%, 04/23/48(E)†	241,339	267,287

See Notes to Financial Statements.

73

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association
3.95%, 07/15/25	$119,456	$130,005
7.00%, 01/15/26	4,744	5,302
7.00%, 07/15/27	43,900	52,078
7.00%, 12/15/27	1,172	1,207
7.00%, 01/15/28	14,034	14,397
7.00%, 03/15/28	58,315	69,613
7.00%, 07/15/28	8,819	9,820
7.50%, 07/15/28	11,887	12,234
6.50%, 08/15/28	3,524	4,032
7.00%, 08/15/28	12,633	14,433
7.50%, 08/15/28	8,641	9,819
6.50%, 09/15/28	20,323	23,507
7.00%, 10/15/28	35,237	37,697
7.50%, 03/15/29	18,891	23,262
2.00%, 11/20/29†	33,756	35,024
8.50%, 08/15/30	715	767
8.50%, 11/20/30	7,753	9,350
6.50%, 08/15/31	35,641	41,032
7.50%, 08/15/31	10,097	11,596
6.50%, 10/15/31	63,077	73,254
6.00%, 11/15/31	165,636	189,734
6.50%, 11/15/31	87,564	100,809
6.00%, 12/15/31	34,312	39,303
6.00%, 01/15/32	93,747	108,606
6.00%, 02/15/32	189,957	217,593
6.50%, 02/15/32	110,470	126,568
6.00%, 04/15/32	46,054	52,727
7.50%, 04/15/32	52,865	54,620
6.50%, 06/15/32	61,629	70,952
6.50%, 08/15/32	152,548	175,623
6.50%, 09/15/32	120,207	138,389
6.00%, 10/15/32	107,528	123,172
5.50%, 11/15/32	24,195	27,667
6.00%, 11/15/32	80,300	92,715
6.00%, 12/15/32	35,446	40,603
6.50%, 12/15/32	9,692	11,158
5.50%, 01/15/33	14,160	16,289
6.00%, 01/15/33	54,342	62,248
5.50%, 02/15/33	22,871	26,331
6.00%, 02/15/33	40,585	46,490
5.50%, 03/15/33	27,924	32,141
6.50%, 04/15/33	257,525	296,478
6.00%, 06/15/33	20,490	23,471
5.50%, 07/15/33	20,933	23,845
5.50%, 08/15/33	12,940	14,874
5.50%, 09/15/33	9,181	10,489
6.00%, 10/15/33	60,517	69,322
6.50%, 10/15/33	116,132	133,698
6.00%, 12/15/33	136,301	156,130
5.50%, 04/15/34	13,207	15,178
5.50%, 05/15/34	13,781	15,792
6.50%, 08/15/34	231,943	269,572
5.50%, 09/15/34	112,431	128,303
5.50%, 12/15/34	96,912	110,961
5.50%, 01/15/35	95,337	109,227
6.00%, 09/20/38	288,576	329,661
5.00%, 07/20/40	24,677	27,450
5.00%, 09/20/40	102,330	113,822
4.00%, 10/20/40	13,158	14,179
6.00%, 10/20/40	41,021	47,318
6.00%, 01/20/41	43,747	49,970

	Par	Value
4.50%, 04/20/41	$486,991	$530,363
4.00%, 07/20/41 TBA	4,000,000	4,275,625
3.50%, 07/15/42 TBA	200,000	212,297
3.00%, 08/20/42 TBA	4,900,000	5,113,322
3.50%, 08/20/42 TBA	3,600,000	3,815,859
4.00%, 08/20/43	839,679	898,737
4.00%, 10/20/43	2,714,580	2,900,212
4.00%, 08/20/44 TBA	1,000,000	1,068,594
3.00%, 01/15/45	6,149,395	6,429,514
3.00%, 02/15/45	219,892	229,908
3.00%, 03/15/45	1,996,565	2,090,792
3.50%, 04/15/45	1,786,902	1,897,321
4.00%, 08/20/45	925,729	989,917
3.50%, 09/20/45	2,551,406	2,711,435
4.00%, 09/20/45	1,000,000	1,069,367
4.00%, 12/20/45	965,292	1,033,006
4.00%, 01/20/46	2,828,403	3,026,838
4.00%, 02/20/46	960,258	1,027,938
4.00%, 03/20/46	3,144,291	3,371,395
4.00%, 05/20/46	997,337	1,067,925
3.50%, 08/20/46 TBA	1,000,000	1,059,961
Government National Mortgage Association Series 2007-30
0.75%, 05/20/37†	212,815	212,363
Government National Mortgage Association Series 2010-31
18.93%, 03/20/39 IOΩ†	58,314	4,350
Government National Mortgage Association Series 2010-85
15.21%, 01/20/40 IOΩ†	84,921	9,916
Government National Mortgage Association Series 2010-H28
0.84%, 12/20/60†	354,956	351,865
Government National Mortgage Association Series 2011-H08
0.92%, 03/20/61†	445,430	442,746
Government National Mortgage Association Series 2011-H09
0.94%, 03/20/61†	292,671	291,099
Government National Mortgage Association Series 2012-34
12.46%, 03/20/42 IOΩ†	61,346	12,745
Government National Mortgage Association Series 2012-44
2.17%, 04/16/41	275,763	278,110
Government National Mortgage Association Series 2012-66
18.44%, 02/20/38 IOΩ	284,462	20,485
Government National Mortgage Association Series 2012-H30
0.79%, 12/20/62†	1,394,920	1,378,294
Government National Mortgage Association Series 2013-113
1.41%, 08/16/43 IOΩ†@	241,757	47,698

See Notes to Financial Statements.

74

	Par	Value
Government National Mortgage Association Series 2013-178
4.86%, 06/16/55 IOΩ†	$831,916	$41,788
Government National Mortgage Association Series 2014-93
4.17%, 11/16/55 IOΩ†	3,983,841	234,790
Government National Mortgage Association Series 2014-117
13.03%, 08/20/44 IOΩ†	76,785	9,927
Government National Mortgage Association Series 2014-118
9.46%, 08/20/44 IOΩ†	343,349	82,196
Government National Mortgage Association Series 2014-135
5.19%, 01/16/56 IOΩ†	7,449,960	461,814
Government National Mortgage Association Series 2015-167
3.61%, 04/16/45 IOΩ	187,428	39,603
Government National Mortgage Association Series 2015-H11
0.99%, 05/20/65†	3,173,407	3,122,824
Government National Mortgage Association Series 2015-H14
0.87%, 05/20/65†	3,070,771	3,042,116
1.01%, 06/20/65†	4,948,970	4,875,519
Government National Mortgage Association Series 2015-H15
1.02%, 06/20/65†	2,078,875	2,048,557
1.04%, 06/20/65†	4,721,101	4,657,989
Government National Mortgage Association Series 2015-H16
1.04%, 07/20/65†	4,925,575	4,853,787
Government National Mortgage Association Series 2015-H17
0.90%, 06/20/65†	742,317	736,210
Government National Mortgage Association Series 2015-H18
1.04%, 07/20/65†	776,282	765,968
Government National Mortgage Association Series 2015-H19
1.04%, 08/20/65†	788,195	777,559
Government National Mortgage Association Series 2015-H22
1.04%, 09/20/65†	786,006	775,085
Government National Mortgage Association Series 2015-H23
1.06%, 09/20/65†	899,013	887,598
Government National Mortgage Association Series 2015-H26
0.96%, 10/20/65†	1,696,290	1,683,502

	Par	Value
Government National Mortgage Association Series 2015-H30
1.12%, 08/20/61†	$911,332	$910,809
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.63%, 01/25/37†	786,444	627,522
GS Mortgage Securities Corporation II Series 2015-GC30
3.38%, 05/10/50	490,000	317,741
3.78%, 05/10/50	370,000	396,998
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	5,231,253	5,254,005
GS Mortgage Securities Trust Series 2011-GC5
6.72%, 08/10/44 IO 144AΩ†	305,968	15,756
GS Mortgage Securities Trust Series 2013-GC16
5.16%, 11/10/46†	130,000	148,655
GSR Mortgage Loan Trust Series 2005-AR6
2.88%, 09/25/35†	1,177,110	1,181,732
Impac CMB Trust Series 2004-8
1.17%, 10/25/34†	53,283	45,707
IndyMac ARM Trust Series 2001-H2
1.84%, 01/25/32†	6,661	5,842
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.64%, 09/25/46†	868,137	709,218
JP Morgan Alternative Loan Trust Series 2005-A2
0.97%, 01/25/36†	254,900	241,599
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6
5.37%, 05/15/45†	280,000	282,785
JP Morgan Mortgage Trust Series 2005-A1
2.95%, 02/25/35†	89,896	84,863
JPMBB Commercial Mortgage Securities Trust Series 2013-C15
5.22%, 11/15/45†	90,000	96,482
JPMBB Commercial Mortgage Securities Trust Series 2013-C17
5.05%, 01/15/47†	50,000	56,155
JPMBB Commercial Mortgage Securities Trust Series 2014-C25
3.41%, 11/15/47	840,000	902,060
JPMBB Commercial Mortgage Securities Trust Series 2015-C30
3.82%, 07/15/48	880,000	968,240
JPMBB Commercial Mortgage Securities Trust Series 2015-C31
3.80%, 08/15/48	1,700,000	1,869,580

See Notes to Financial Statements.

75

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JPMBB Commercial Mortgage Securities Trust Series 2015-C32
3.36%, 11/15/48	$800,000	$856,310
Kensington Mortgage Securities PLC Series 2007-1X
0.83%, 06/14/40†	1,207,656	1,078,465
LB Commercial Mortgage Trust Series 2007-C3
6.07%, 07/15/44†	548,692	568,440
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.00%, 06/15/36 IO 144AΩ†@	387,831	1,109
Leek Finance Number Eighteen PLC Series 18X
0.03%, 09/21/38(E)†	39,644	46,926
0.88%, 09/21/38†	317,152	338,043
Lehman XS Trust Series 2005-5N
0.73%, 11/25/35†	431,809	385,193
Ludgate Funding PLC Series 2007-1
0.68%, 01/01/61(U)†	981,006	1,122,805
Ludgate Funding PLC Series 2008-W1X
1.12%, 01/01/61(U)†	850,002	1,018,049
Luminent Mortgage Trust Series 2006-2
0.65%, 02/25/46†	564,822	380,758
Luminent Mortgage Trust Series 2006-7
0.60%, 12/25/36†	1,843,788	1,459,977
Mansard Mortgages PLC Series 2007-1X
0.77%, 04/15/47(U)†	983,399	1,155,688
MASTR Adjustable Rate Mortgages Trust Series 2004-4
2.88%, 05/25/34†	165,258	160,512
MASTR Adjustable Rate Mortgages Trust Series 2004-11
1.06%, 11/25/34†	124,595	124,476
MASTR Adjustable Rate Mortgages Trust Series 2004-13
2.83%, 11/21/34†	548,071	557,070
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
2.87%, 11/25/35 144A†	661,101	497,898
Merrill Lynch Mortgage Investors Trust Series 2005-2
2.23%, 10/25/35†	39,004	37,661
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7
3.21%, 02/15/46	41,000	42,919
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
3.10%, 05/15/46	300,000	317,057

	Par	Value
3.46%, 05/15/46	$140,000	$148,629
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19
4.00%, 12/15/47	370,000	395,540
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.56%, 04/15/48	480,000	504,794
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27
3.56%, 12/15/47	800,000	865,338
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	50,000	50,595
Morgan Stanley Capital I Trust Series 2014-CPT
3.56%, 07/13/29 144A†@	800,000	835,846
Morgan Stanley Capital I Trust Series 2015-XLF1
1.58%, 08/14/31 144A†	260,356	260,040
Morgan Stanley Re-REMIC Trust Series 2009-GG10
5.99%, 08/12/45 144A†	1,478,072	1,504,465
MortgageIT Trust Series 2005-4
0.73%, 10/25/35†	683,877	622,243
Motel 6 Trust Series 2015-MTL6
4.53%, 02/05/30 144A	350,000	349,721
MSCG Trust Series 2015-ALDR
3.58%, 06/07/35 144A†	580,000	613,772
Nomura Resecuritization Trust Series 2014-7R
0.64%, 12/26/35 144A†	548,536	491,594
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,580,714	2,468,081
6.00%, 05/25/35 144A	2,194,912	2,115,968
RBSCF Trust Series 2009-RR2
6.15%, 02/16/51 144A†	2,449,639	2,454,141
Reperforming Loan REMIC Trust Series 2004-R2
0.85%, 11/25/34 144A†	8,208	6,912
ResLoC UK PLC Series 2007-1X
0.03%, 12/15/43(E)†	1,406,444	1,386,274
0.73%, 12/15/43(U)†	351,611	413,643
RFTI 2015-FL1 Issuer, Ltd. Series 2015-FL1
2.19%, 08/15/30 144A†	1,600,000	1,597,700
Sequoia Mortgage Trust Series 2003-4
1.51%, 07/20/33†	103,726	95,722
Sequoia Mortgage Trust Series 6
1.08%, 04/19/27†	545,822	505,719
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5
2.93%, 05/25/34†	328,244	331,449

See Notes to Financial Statements.

76

	Par	Value
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
0.75%, 10/25/35†	$1,398,725	$1,237,130
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.69%, 07/19/35†	140,198	124,473
Structured Asset Securities Corporation Series 2005-RF3
0.77%, 06/25/35 144A†	125,677	100,440
Thornburg Mortgage Securities Trust Series 2003-4
1.09%, 09/25/43†	13,732	13,182
Thornburg Mortgage Securities Trust Series 2005-1
2.56%, 04/25/45†	106,530	106,531
Trinity Square PLC Series 2015-1A
1.74%, 07/15/51 144A(U)†	377,399	491,676
UBS Commercial Mortgage Trust Series 2012-C1
4.44%, 05/10/45 IO 144AΩ†	2,429,142	225,367
UBS-Barclays Commercial Mortgage Trust Series 2012-C4
4.65%, 12/10/45 144A†	320,000	308,817
VNDO Mortgage Trust Series 2012-6AVE
3.00%, 11/15/30 144A	100,000	104,989
Wachovia Bank Commercial Mortgage Trust Series 2006-C27
5.75%, 07/15/45†	341,559	341,195
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.56%, 10/15/48	313,821	315,202
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
0.63%, 12/15/43 144A†	398,000	383,014
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.84%, 06/25/42†	18,824	17,964
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.58%, 02/25/33†	7,987	7,827
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.72%, 07/25/45†	1,002,336	928,916
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.74%, 07/25/45†	205,221	191,926
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
0.74%, 10/25/45†	1,501,585	1,388,424

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.43%, 02/25/37†	$422,767	$367,270
2.49%, 02/25/37†	290,587	258,646
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
1.17%, 04/25/47†	817,185	725,185
Waterfall Commercial Mortgage Trust Series 2015-SBC5
4.10%, 09/14/22 144A†	862,254	866,228
Wells Fargo Alternative Loan Trust Series 2007-PA6
2.78%, 12/28/37†	918,605	787,940
Wells Fargo Commercial Mortgage Trust Series 2013-LC12
4.43%, 07/15/46†	20,000	21,970
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
4.68%, 08/15/50 IOΩ†	2,971,001	210,249
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1
3.66%, 05/15/48†	350,000	364,115
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
2.87%, 03/25/35†	112,948	113,787
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR13
3.06%, 05/25/35†	37,076	37,068
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.00%, 08/25/33†	168,029	171,741
WFRBS Commercial Mortgage Trust Series 2012-C7
4.93%, 06/15/45 IO 144AΩ†	301,426	20,340
WFRBS Commercial Mortgage Trust Series 2012-C10
4.74%, 12/15/45 IO 144AΩ†	2,341,475	181,171
WFRBS Commercial Mortgage Trust Series 2013-C13
4.12%, 05/15/45 IO 144AΩ†	2,963,270	192,585
WFRBS Commercial Mortgage Trust Series 2014-C19
4.74%, 03/15/47 IOΩ†	1,051,791	66,150
WFRBS Commercial Mortgage Trust Series 2014-C21
4.85%, 08/15/47 IOΩ†	3,619,921	235,157
WFRBS Commercial Mortgage Trust Series 2014-C24
3.93%, 11/15/47	290,000	312,837

See Notes to Financial Statements.

77

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.29%, 11/15/47	$300,000	$302,681

Total Mortgage-Backed Securities (Cost $389,551,852)		388,690,542

MUNICIPAL BONDS — 1.4%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44@	3,300,000	4,882,581
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	971,016
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	327,708
Bay Area Toll Authority, Revenue Bond, Sub-Series S1
7.04%, 04/01/50	600,000	954,024
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	915,943
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	388,290
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32@	5,000	3,250
6.00%, 07/01/34@	10,000	6,525
8.00%, 07/01/35@	380,000	254,125
5.25%, 07/01/37@	20,000	13,000
5.50%, 07/01/39@	85,000	55,250
5.00%, 07/01/41@	10,000	6,500
5.75%, 07/01/41@	10,000	6,500
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36@	10,000	6,500
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39@	10,000	6,525
County of Clark Department of Aviation, Revenue Bond, Series C
6.82%, 07/01/45	200,000	309,302
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	429,078
Municipal Electric Authority of Georgia, Revenue Bond
6.66%, 04/01/57	700,000	934,374
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	360,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	14,050
6.00%, 07/01/44	55,000	38,638
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	6,988

	Par	Value
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub- Series A-1
5.00%, 08/01/43	$20,000	$8,700
5.25%, 08/01/43	10,000	4,388
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	2,194
5.50%, 08/01/28	60,000	26,550
17.27%, 08/01/32Ω	85,000	36,764
15.19%, 08/01/33Ω	25,000	7,813
5.50%, 08/01/37	65,000	28,762
5.75%, 08/01/37	45,000	20,081
5.38%, 08/01/39	35,000	15,400
6.38%, 08/01/39	5,000	2,278
5.50%, 08/01/42	120,000	53,100
6.00%, 08/01/42	100,000	45,000
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
11.01%, 08/01/37Ω	10,000	1,056
5.38%, 08/01/38	15,000	6,600
6.00%, 08/01/39	35,000	15,750
5.25%, 08/01/41	100,000	43,875
State of California, General Obligation
7.95%, 03/01/36	265,000	322,158
7.55%, 04/01/39	85,000	134,450
7.60%, 11/01/40	800,000	1,288,872
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	416,872

Total Municipal Bonds (Cost $12,303,964)		13,371,814

	Notional
	Amount
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Euro-Bund, Strike Price $165.50, Expires 09/05/16 (CITI)	$40,000	19,938

	Number of
	Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $107.50, Expires 08/26/16 (MSCS)	21	—
10-Year U.S. Treasury Note, Strike Price $108.00, Expires 08/26/16 (MSCS)	101	—
5-Year U.S. Treasury Note, Strike Price $109.75, Expires 08/26/16 (MSCS)	130	—

	Notional
	Amount
Euro-Bund, Strike Price $165.50, Expires 09/05/16 (CITI)	$40,000	(52,862)

		(52,862)

See Notes to Financial Statements.

78

	Notional
	Amount	Value
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.15%, Expires 07/05/16 (GSC)	$2,700,000,000	$3
3-Month LIBOR, Strike Price 1.25%, Expires 07/05/16 (CITI)	12,840,000,000	11
3-Month LIBOR, Strike Price 2.91%, Expires 08/20/18 (MSCS)	160,000,000	44,109
3-Month LIBOR, Strike Price 2.94%, Expires 08/2018 (GSC)	50,000,000	13,061

		57,184

Total Purchased Options (Cost $264,394)		24,260

	Par
U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bonds
4.38%, 11/15/39	200,000	284,395
2.75%, 08/15/42Δ	600,000	661,313
2.75%, 11/15/42	7,650,000	8,418,290
2.88%, 05/15/43Δ	15,410,000	17,333,846
3.63%, 08/15/43‡‡	5,300,000	6,839,793
3.75%, 11/15/43	1,700,000	2,243,536
3.38%, 05/15/44Δ	2,800,000	3,451,820
3.00%, 11/15/44Δ	4,300,000	4,945,503
2.50%, 02/15/45	600,000	624,879
3.00%, 05/15/45	900,000	1,034,824
2.88%, 08/15/45	1,490,000	1,673,166
3.00%, 11/15/45	4,980,000	5,726,417
2.50%, 02/15/46Δ	1,430,000	1,489,099
2.50%, 05/15/46	1,890,000	1,969,586

		56,696,467

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/17	2,890,000	3,063,837
0.13%, 04/15/18	2,400,000	2,521,484
0.13%, 04/15/19	600,000	625,742
1.13%, 01/15/21	1,800,000	2,107,247
0.13%, 07/15/22Δ	3,600,000	3,833,428
0.13%, 01/15/23	200,000	210,256
0.38%, 07/15/23Δ	2,040,000	2,170,550
0.63%, 01/15/24	2,240,000	2,406,926
0.13%, 07/15/24Δ	12,750,000	12,989,251
0.25%, 01/15/25	1,000,000	1,026,235
2.38%, 01/15/25	3,000,000	4,550,403
0.38%, 07/15/25	6,675,000	6,938,569
0.63%, 01/15/26	5,410,000	5,739,793
2.38%, 01/15/27	500,000	728,515
1.75%, 01/15/28	8,000,000	10,692,998
2.50%, 01/15/29Δ	7,100,000	10,038,117
2.13%, 02/15/40	1,120,000	1,623,872
1.38%, 02/15/44Δ	2,020,000	2,401,829
0.75%, 02/15/45	4,410,000	4,509,679
1.00%, 02/15/46Δ	2,330,000	2,543,090

		80,721,821

U.S. Treasury Notes
0.63%, 11/30/17Δ	1,390,000	1,391,276
0.88%, 11/30/17	1,600,000	1,606,813
0.75%, 12/31/17	700,000	701,900

	Par	Value
0.75%, 01/31/18	$5,900,000	$5,916,131
0.75%, 02/28/18	1,870,000	1,875,186
0.63%, 06/30/18	4,500,000	4,502,903
1.50%, 08/31/18	1,410,000	1,436,877
1.38%, 03/31/20	1,840,000	1,875,111
1.63%, 06/30/20	6,060,000	6,232,807
1.63%, 07/31/20Δ	4,100,000	4,216,674
2.63%, 11/15/20	670,000	717,999
1.38%, 01/31/21	110,000	111,951
2.00%, 10/31/21	1,770,000	1,854,179
1.75%, 03/31/22	4,040,000	4,175,090
1.88%, 05/31/22	2,400,000	2,496,655
2.00%, 07/31/22Δ	800,000	837,766
1.75%, 09/30/22	2,700,000	2,786,008
1.88%, 10/31/22	490,000	509,246
2.00%, 11/30/22	24,000,000	25,122,648
1.50%, 02/28/23	3,620,000	3,672,743
1.38%, 06/30/23	8,520,000	8,565,931
2.25%, 11/15/24	3,590,000	3,830,221
2.25%, 11/15/25	5,400,000	5,761,336

		90,197,451

Total U.S. Treasury Obligations (Cost $216,821,804)		227,615,739

	Shares
PREFERRED STOCK — 0.1%
GMAC Capital Trust I 8.125%, 02/15/40†Δ (Cost $592,347)	23,879	592,677

	Par
REPURCHASE AGREEMENTS — 2.3%
Barclays Capital, Inc. 0.65% (dated 06/29/16, due 07/01/16, repurchase price $11,000,199, collateralized by U.S. Treasury Note, 1.625%, due 02/15/26, total market value $11,162,175)	$11,000,000	11,000,000
0.60% (dated 06/29/16, due 07/05/16, repurchase price $11,000,733, collateralized by U.S. Treasury Note, 1.625%, due 02/15/26, total market value $11,149,032)	11,000,000	11,000,000

Total Repurchase Agreements (Cost $22,000,000)		22,000,000

	Shares
MONEY MARKET FUNDS — 7.2%
GuideStone Money Market Fund (Investor Class)¥	40,195,561	40,195,561
Northern Institutional Liquid Assets Portfolio§	27,603,402	27,603,402

Total Money Market Funds (Cost $67,798,963)		67,798,963

TOTAL INVESTMENTS — 117.9% (Cost $1,089,091,436)		1,106,513,380

See Notes to Financial Statements.

79

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of
	Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $132.25, Expires 07/05/16 CME	(9)	$(6,891)
10-Year U.S. Treasury Note, Strike Price $133.50, Expires 08/26/16 (MLCS)	(24)	(10,500)
Long U.S. Treasury Bond, Strike Price $178.00, Expires 07/22/16 (MLCS)	(22)	(8,594)

	Notional
	Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.75, Expires 07/13/16 (CITI)	$(1,100,000)	(3,922)
Australia Dollar vs. U.S. Dollar, Strike Price $0.75, Expires 07/15/16 (WEST)	(1,500,000)	(5,734)
Euro-Bund, Strike Price $167.00, Expires 09/05/16 (CITI)	(40,000)	(5,808)
Euro-Bund, Strike Price $169.00, Expires 09/05/16 (CITI)	(40,000)	6,621

		(34,828)

Put Options — 0.0%
Euro-Bund, Strike Price $162.00, Expires 09/05/16 (CITI)	(40,000)	22,157
Euro-Bund, Strike Price $164.00, Expires 09/05/16 (CITI)	(40,000)	38,137
U.S. Dollar vs. Russian Ruble, Strike Price $87.00, Expires 12/08/16 (HKSB)	(700,000)	(3,667)

		56,627

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (GSC)	(230,000,000)	(8,015)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (MSCS)	(710,000,000)	(24,743)

		(32,758)

Total Written Options
(Premiums received $(281,057))		(10,959)

	Par	Value
TBA SALE COMMITMENTS — (0.7)%
Federal National Mortgage Association
3.50%, 08/01/41 TBA	$(700,000)	$(737,735)
Government National Mortgage Association
3.00%, 07/15/42 TBA	(3,000,000)	(3,133,828)
3.50%, 07/20/42 TBA	(2,500,000)	(2,653,418)

Total TBA Sale Commitments (Cost $(6,496,633))		(6,524,981)

Liabilities in Excess of Other Assets — (17.2)%		(161,141,307)

NET ASSETS — 100.0%		$938,836,133

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	41.4
U.S. Treasury Obligations	24.3
Corporate Bonds	21.8
Foreign Bonds	12.2
Money Market Funds	7.2
Asset-Backed Securities	4.4
Agency Obligations	2.7
Repurchase Agreements	2.3
Municipal Bonds	1.4
Foreign Government Inflation-Linked Bond	0.1
Preferred Stock	0.1
Loan Agreement	—	**
Purchased Options	—	**
Written Options	—	**
TBA Sale Commitments	(0.7)

	117.2

**	Rounds to less than 0.05%

See Notes to Financial Statements.

80

Swap agreements outstanding at June 30, 2016:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	430,000	$(3,881)	$(1,445)	$(2,436)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	220,000	(1,986)	(790)	(1,196)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	190,000	(1,714)	(275)	(1,439)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	190,000	(1,714)	(350)	(1,364)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	180,000	(1,625)	(240)	(1,385)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	140,000	(1,263)	(420)	(843)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	130,000	(1,173)	(121)	(1,052)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	120,000	(1,082)	(217)	(865)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	120,000	(1,083)	(123)	(960)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	80,000	(722)	(177)	(545)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	60,000	(542)	(123)	(419)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	MLCS	USD	20,000	(181)	(70)	(111)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	MLCS	USD	950,000	(8,137)	—	(8,137)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	250,000	(2,141)	(988)	(1,153)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	MLCS	USD	210,000	(1,799)	(876)	(923)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,028)	(461)	(567)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	DEUT	USD	120,000	(1,028)	(453)	(575)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	MLCS	USD	120,000	(1,028)	(921)	(107)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	MLCS	USD	80,000	(685)	(727)	42
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	MLCS	USD	60,000	(514)	(224)	(290)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(514)	(228)	(286)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	50,000	(428)	(205)	(223)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	30,000	(257)	(107)	(150)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	20,000	(171)	(79)	(92)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	10,000	(86)	(37)	(49)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(5,168)	3,265	(8,433)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	340,000	1,346	540	806

See Notes to Financial Statements.

81

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	BOA	USD	300,000	$1,188	$1,589	$(401)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	270,000	1,069	2,117	(1,048)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	100,000	396	756	(360)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	90,000	356	743	(387)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	60,000	238	379	(141)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	60,000	238	303	(65)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	BOA	USD	460,000	4,212	5,352	(1,140)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	160,000	1,465	1,547	(82)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	DEUT	USD	130,000	1,190	1,392	(202)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	90,000	824	838	(14)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	80,000	733	853	(120)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	70,000	641	768	(127)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	60,000	550	570	(20)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	BOA	USD	60,000	549	554	(5)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	DEUT	USD	60,000	549	699	(150)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	JPM	USD	40,000	366	406	(40)
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	JPM	USD	30,000	276	(243)	519
Peoples Republic of China, 4.25% due 10/28/14	0.00%	06/20/21	CITI	USD	30,000	275	279	(4)

						$(23,489)	$13,050	$(36,539)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	0.80%	(1.04)%	05/20/17	DEUT	USD	1,000,000	$3,314	$—	$3,314
Volkswagon International, 5.375% due 05/22/18	0.56%	0.00%	12/20/17	JPM	EUR	900,000	6,801	(11,974)	18,775

							$10,115	$(11,974)	$22,089

See Notes to Financial Statements.

82

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CDX.NA.HY26 Index	0.00%	06/20/21	ICE	USD	3,300,000	$(108,463)	$(50,113)	$(58,350)
CDX.NA.IG26 Index	0.00%	06/20/21	ICE	USD	2,600,000	(27,796)	(17,248)	(10,548)

						$(136,259)	$(67,361)	$(68,898)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
CMBX.NA.AAA.1 Index	0.77%	(0.50)%	01/17/47	GSC	USD	1,700,000	$(43,950)	$(74,681)	$30,731
CMBX.NA.AAA.1 Index	0.89%	(0.50)%	10/17/57	GSC	USD	1,700,000	(62,652)	(101,769)	39,117
CMBX.NA.AAA.1 Index	0.89%	(0.50)%	10/17/57	DEUT	USD	1,700,000	(62,693)	(115,713)	53,020

							$(169,295)	$(292,163)	$122,868

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
MXN-TIIE-Banxico	3.91%	11/07/16	DEUT	MXN	$15,260,000	$(2,238)	$—	$(2,238)
MXN-TIIE-Banxico	3.92%	11/08/16	MSCS	MXN	6,490,000	(945)	—	(945)
MXN-TIIE-Banxico	3.92%	11/09/16	MLCS	MXN	13,130,000	(1,943)	—	(1,943)
Brazil CETIP Interbank Deposit	12.27%	01/02/17	DEUT	BRL	20,000	(75)	—	(75)
Brazil CETIP Interbank Deposit	12.65%	01/02/17	DEUT	BRL	10,000	(8)	—	(8)
3-Month KORIBOR	2.88%	03/07/17	MLCS	KRW	706,340,000	6,947	—	6,947
3-Month KORIBOR	2.53%	10/15/17	DEUT	KRW	3,619,650,000	45,531	—	45,531
3-Month KORIBOR	2.17%	10/28/17	CITI	KRW	382,410,000	4,401	—	4,401
6-Month LIBOR	(1.50)%	12/16/17	BAR	GBP	6,700,000	(128,927)	(14,992)	(113,935)
6-Month LIBOR	(1.25)%	09/21/18	RBS	GBP	11,400,000	(238,901)	(100,570)	(138,331)
6-Month LIBOR	(1.50)%	09/21/18	GSC	GBP	900,000	(24,820)	(1,458)	(23,362)
6-Month WIBOR	1.61%	09/21/18	LCH	PLN	13,340,000	3,204	(1,141)	4,345
3-Month KLIBOR	(3.88)%	11/14/18	DEUT	MYR	860,000	(1,774)	—	(1,774)
3-Month KLIBOR	(3.92)%	11/19/18	MLCS	MYR	960,000	(2,258)	—	(2,258)
3-Month KLIBOR	(3.97)%	12/11/18	JPM	MYR	1,570,000	(4,377)	—	(4,377)
6-Month LIBOR	(0.75)%	12/21/18	CME	GBP	4,000,000	(32,033)	(4,045)	(27,988)
3-Month LIBOR	(1.50)%	05/15/19	CS	USD	17,700,000	(96,141)	(5,452)	(90,689)
3-Month LIBOR	(1.50)%	06/15/19	CME	USD	53,500,000	(368,422)	(202,765)	(165,657)
3-Month LIBOR	(2.00)%	12/16/19	CS	USD	3,500,000	(138,979)	(16,125)	(122,854)
3-Month LIBOR	(2.00)%	12/16/20	CS	USD	13,600,000	(639,021)	59,044	(698,065)
3-Month LIBOR	(2.25)%	12/16/22	CS	USD	49,400,000	(3,537,583)	397,661	(3,935,244)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	MYR	220,000	(2,698)	—	(2,698)
3-Month KLIBOR	(4.33)%	09/26/23	JPM	MYR	370,000	(3,534)	—	(3,534)
3-Month KLIBOR	(4.45)%	11/15/23	CITI	MYR	600,000	(7,015)	—	(7,015)
3-Month KORIBOR	(3.47)%	01/08/24	JPM	KRW	172,160,000	(25,386)	—	(25,386)
3-Month KORIBOR	(3.45)%	01/15/24	JPM	KRW	71,390,000	(10,371)	—	(10,371)
6-Month LIBOR	(2.45)%	11/13/24	JPM	GBP	1,200,000	(206,920)	(91)	(206,829)
3-Month LIBOR	(2.35)%	08/05/25	MSCS	USD	4,000,000	(390,438)	—	(390,438)
3-Month LIBOR	(2.50)%	12/16/25	CS	USD	1,500,000	(156,666)	22,759	(179,425)
3-Month LIBOR	(1.75)%	12/21/26	LCH	USD	2,600,000	(74,672)	(16,592)	(58,080)

See Notes to Financial Statements.

83

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
United Kingdom Retail Price Index	3.14%	01/14/30	GSC	GBP	1,410,000	$97,452	$—	$97,452
United Kingdom Retail Price Index	(3.53)%	12/15/44	CS	GBP	100,000	36,423	792	35,631
United Kingdom Retail Price Index	3.45%	12/15/44	CS	GBP	100,000	30,250	(343)	30,593
3-Month LIBOR	(2.75)%	12/16/45	CS	USD	17,800,000	(3,783,393)	622,598	(4,405,991)
3-Month LIBOR	(2.50)%	06/15/46	CS	USD	3,700,000	(576,354)	(196,587)	(379,767)
3-Month LIBOR	(2.50)%	06/15/46	CS	USD	900,000	(140,205)	(38,759)	(101,446)

						$(10,371,889)	$503,934	$(10,875,823)

Reference Obligation	Variance Strike Price	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Variance Rate Swap
Brazilian Real	$0.22	07/13/16	GSC	USD	2,000	$8,590	$—	$8,590

Total Swap agreements outstanding at June 30, 2016						$(10,682,227)	$145,486	$(10,827,713)

See Notes to Financial Statements.

84

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$25,346,873	$—	$25,346,873	$—
Asset-Backed Securities	40,966,679	—	33,167,063	7,799,616
Corporate Bonds	204,689,808	—	202,539,876	2,149,932
Foreign Bonds:
Australia	3,509,872	—	3,509,872	—
Austria	234,000	—	234,000	—
Belgium	849,900	—	849,900	—
Bermuda	672,438	—	672,438	—
Brazil	2,701,583	—	2,701,583	—
Canada	2,866,847	—	2,866,847	—
Cayman Islands	1,146,177	—	1,146,177	—
Chile	1,652,521	—	1,652,521	—
China	1,561,750	—	1,561,750	—
Colombia	1,654,195	—	1,654,195	—
Denmark	5,485,416	—	5,485,416	—
Dominican Republic	619,554	—	586,105	33,449
France	11,409,426	—	11,409,426	—
Germany	3,413,671	—	3,413,671	—
Greece	849,795	—	849,795	—
Guernsey	1,158,722	—	1,158,722	—
Iceland	4	—	—	4
India	556,482	—	556,482	—
Indonesia	1,472,798	—	1,472,798	—
Ireland	2,682,096	—	2,682,096	—
Israel	2,404,587	—	2,404,587	—
Italy	2,589,026	—	2,589,026	—
Japan	1,692,015	—	1,692,015	—
Jersey	2,705,030	—	2,705,030	—
Jordan	1,272,092	—	1,272,092	—
Luxembourg	1,008,236	—	1,008,236	—
Mexico	12,533,104	—	12,533,104	—
Morocco & Antilles	441,405	—	441,405	—
Netherlands	9,518,525	—	9,518,525	—
Peru	694,050	—	694,050	—
Poland	4,259,748	—	4,259,748	—
Russia	2,872,969	—	2,872,969	—
South Korea	5,142,835	—	5,142,835	—
Spain	1,764,189	—	1,764,189	—
Supranational	399,573	—	399,573	—
Sweden	1,618,225	—	1,618,225	—
Switzerland	2,736,865	—	2,736,865	—
Turkey	2,229,057	—	797,952	1,431,105
United Kingdom	12,858,636	—	12,858,636	—
Virgin Islands (British)	1,044,590	—	1,044,590	—
Foreign Government Inflation-Linked Bond	825,818	—	—	825,818
Loan Agreement	308,203	—	308,203	—
Money Market Funds	67,798,963	67,798,963	—	—
Mortgage-Backed Securities	388,690,542	—	381,641,534	7,049,008

See Notes to Financial Statements.

85

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Municipal Bonds	$13,371,814	$—	$13,371,814	$—
Preferred Stock	592,677	592,677	—	—
Purchased Options	24,260	—	24,260	—
Repurchase Agreements	22,000,000	—	22,000,000	—
U.S. Treasury Obligations	227,615,739	—	227,615,739	—

Total Assets — Investments in Securities	$1,106,513,380	$68,391,640	$1,018,832,808	$19,288,932

Other Financial Instruments***
Forward Foreign Currency Contracts	$744,681	$—	$744,681	$—
Futures Contracts	1,937,693	1,937,693	—	—

Total Assets — Other Financial Instruments	$2,682,374	$1,937,693	$744,681	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(6,524,981)	$—	$(6,524,981)	$—
Written Options	(10,959)	35,122	(46,081)	—

Total Liabilities — Investments in Securities	$(6,535,940)	$35,122	$(6,571,062)	$—

Other Financial Instruments***
Swap Agreements	$(10,682,227)	$—	$(10,682,227)	$—

Total Liabilities — Other Financial Instruments	$(10,682,227)	$—	$(10,682,227)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 2 as of June 30, 2016 is $(3,667).

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

86

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

					Foreign
					Government
		Asset-			Inflation-	Mortgage-
	Total	Backed	Corporate	Foreign	Linked	Backed
	Value	Securities	Bonds	Bonds	Note	Securities
Balance, 12/31/15	$18,774,556	$6,817,202	$313,338	$1,500,945	$—	$10,143,071
Accrued discounts/premiums	9,532	9,705	20	(812)	—	619
Realized gain (loss)(1)	(1,062,822)	(975,283)	(75,888)	(395)	—	(11,256)
Change in unrealized appreciation (depreciation)(2)	(514,382)	955,759	81,295	(11,586)	—	(1,539,850)
Purchases	2,739,861	2,740,000	—	—	—	(139)
Sales	(2,248,646)	(2,019,027)	—	(57,044)	—	(172,575)
Transfers in to Level 3(3)	3,983,081	951,451	1,831,167	33,450	825,818	341,195
Transfers out of Level 3(4)	(1,955,317)	(357,616)	—	—	—	(1,597,701)
Maturities	—	—	—	—	—	—
Paydowns	(436,931)	(322,575)	—	—	—	(114,356)

Balance, 06/30/16	$19,288,932	$7,799,616	$2,149,932	$1,464,558	$825,818	$7,049,008

(1)	Realized gain (loss) from the sale of Level 3 securities is included on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)

Change in unrealized appreciation (depreciation) is located on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities and Net change in unrealized appreciation (depreciation) on: Option contracts written.

(3)

Transfers in to Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Financial Statements.

87

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.1%
Citibank Credit Card Issuance Trust Series 2007-A3
6.15%, 06/15/39 (Cost $3,022,416)	$2,300,000	$3,192,573

CORPORATE BONDS — 52.3%
21st Century Fox America, Inc.
4.75%, 09/15/44	1,847,000	2,054,462
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,225,294
AES Corporation
4.88%, 05/15/23Δ	145,000	143,912
Aetna, Inc.
4.38%, 06/15/46	1,107,000	1,154,438
Aflac, Inc.
6.45%, 08/15/40	3,005,000	4,004,839
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	109,988
Alcoa, Inc.
5.87%, 02/23/22	10,000	10,502
6.75%, 01/15/28Δ	235,000	243,225
5.95%, 02/01/37	85,000	79,900
Ally Financial, Inc.
8.00%, 11/01/31	177,000	205,762
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	433,709	447,490
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25	725,000	755,812
American International Group, Inc.
4.38%, 01/15/55	3,170,000	2,943,963
Andarko Holding Co.
7.15%, 05/15/28	250,000	277,110
Antero Resources Corporation
5.38%, 11/01/21	125,000	122,812
5.13%, 12/01/22	35,000	33,775
Anthem, Inc.
6.38%, 06/15/37	1,208,000	1,531,001
Apple, Inc.
4.38%, 05/13/45	676,000	738,358
AT&T, Inc.
4.50%, 05/15/35	529,000	542,857
4.30%, 12/15/42	1,242,000	1,207,198
4.75%, 05/15/46	3,279,000	3,373,973
Bank of America Corporation
6.11%, 01/29/37	900,000	1,071,578
Bank of America NA
6.00%, 10/15/36	2,900,000	3,712,435
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	140,000	138,075
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34	872,243	858,052
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	959,712
California Institute of Technology
4.70%, 11/01/11	2,010,000	2,204,520
CBS Corporation
4.60%, 01/15/45	1,000,000	995,017

	Par	Value
CenturyLink, Inc.
6.45%, 06/15/21	$260,000	$265,525
6.88%, 01/15/28Δ	65,000	54,275
7.65%, 03/15/42	295,000	250,750
Chesapeake Energy Corporation
6.63%, 08/15/20	25,000	17,687
6.88%, 11/15/20	15,000	10,500
4.88%, 04/15/22Δ	70,000	44,800
5.75%, 03/15/23	20,000	12,900
2.50%, 05/15/37 CONV	275,000	256,438
2.25%, 12/15/38 CONV	50,000	40,750
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	181,641
Citigroup, Inc.
4.60%, 03/09/26	618,000	656,476
8.13%, 07/15/39	1,997,000	3,124,590
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144AΔ	55,000	46,750
Comcast Corporation
4.20%, 08/15/34	2,000,000	2,206,306
4.50%, 01/15/43Δ	1,460,000	1,652,172
ConocoPhillips Co.
4.30%, 11/15/44Δ	1,983,000	2,020,294
Continental Airlines 1999-2 Class B Pass-Through Trust
7.57%, 09/15/21	4,487	4,506
Continental Resources, Inc.
4.50%, 04/15/23	10,000	9,375
3.80%, 06/01/24	65,000	57,038
Corning, Inc.
7.25%, 08/15/36	850,000	1,028,837
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,829,681
CVS Health Corporation
5.13%, 07/20/45	240,000	298,959
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	1,066,135
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	431,200
Devon Energy Corporation
5.00%, 06/15/45	970,000	908,226
Diamond 1 Finance Corporation
6.02%, 06/15/26 144A	140,000	146,216
8.10%, 07/15/36 144A	180,000	194,540
8.35%, 07/15/46 144A	130,000	140,165
Dillard’s, Inc.
7.00%, 12/01/28	500,000	556,940
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,442,853
DPL, Inc.
6.75%, 10/01/19	173,000	175,595
Enbridge Energy Partners LP
7.38%, 10/15/45	1,000,000	1,218,806
Energy Transfer Partners LP
5.15%, 03/15/45	1,128,000	1,028,664
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	653,699
4.95%, 10/15/54	515,000	522,684
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,190,000

See Notes to Financial Statements.

88

	Par	Value
Ford Motor Co.
6.63%, 10/01/28	$680,000	$861,461
6.38%, 02/01/29	1,255,000	1,549,085
Freeport-McMoRan, Inc.
5.45%, 03/15/43Δ	160,000	129,200
FTS International, Inc.
6.25%, 05/01/22	90,000	35,550
General Electric Co.
6.75%, 03/15/32	573,000	805,470
5.88%, 01/14/38	150,000	203,284
General Motors Co.
5.20%, 04/01/45	30,000	29,832
6.75%, 04/01/46	55,000	65,468
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	130,077
5.25%, 03/01/26	250,000	272,280
Genworth Holdings, Inc.
4.90%, 08/15/23	115,000	87,112
4.80%, 02/15/24Δ	45,000	33,862
6.50%, 06/15/34Δ	50,000	35,375
Global Marine, Inc.
7.00%, 06/01/28Δ	20,000	13,500
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	618,659
Halliburton Co.
5.00%, 11/15/45	1,722,000	1,901,524
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,065,000
7.05%, 12/01/27	500,000	510,000
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 144A	135,000	134,855
HSBC Bank USA NA
7.00%, 01/15/39	3,498,000	4,433,677
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,879,768
International Paper Co.
8.70%, 06/15/38	2,643,000	3,853,288
iStar, Inc.
7.13%, 02/15/18	180,000	185,175
Jefferies Group LLC
6.45%, 06/08/27	50,000	55,653
3.88%, 11/01/29 CONV	65,000	66,056
6.25%, 01/15/36	185,000	186,550
6.50%, 01/20/43	1,990,000	1,982,138
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	280,235
5.60%, 07/15/41	2,547,000	3,236,786
4.95%, 06/01/45	1,912,000	2,104,361
KB Home
1.38%, 02/01/19 CONV	95,000	91,200
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	288,474
Kinder Morgan, Inc.
5.55%, 06/01/45	2,218,000	2,261,754
Kraft Heinz Foods Co.
6.88%, 01/26/39	267,000	365,778
6.50%, 02/09/40	1,000,000	1,326,682
5.20%, 07/15/45 144A	655,000	778,720
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,722,624
Lockheed Martin Corporation
4.70%, 05/15/46	1,238,000	1,465,525

	Par	Value
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	$240,000	$243,523
Marathon Petroleum Corporation
5.00%, 09/15/54	1,241,000	1,043,511
Masco Corporation
7.75%, 08/01/29	275,000	325,597
6.50%, 08/15/32	55,000	58,644
McDonald’s Corporation
4.88%, 12/09/45	1,520,000	1,784,649
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	2,183,269
MetLife, Inc.
5.88%, 02/06/41	500,000	623,111
6.40%, 12/15/66	310,000	331,706
Microchip Technology, Inc.
1.63%, 02/15/25 CONVΔ	85,000	94,509
Microsoft Corporation
4.45%, 11/03/45	1,566,000	1,770,396
Monsanto Co.
4.70%, 07/15/64	537,000	491,343
Morgan Stanley
4.75%, 11/16/18(A)	295,000	228,124
3.13%, 08/05/21(C)	235,000	188,668
4.10%, 05/22/23	300,000	311,524
6.25%, 08/09/26	600,000	755,921
4.35%, 09/08/26	410,000	429,791
4.30%, 01/27/45	1,092,000	1,154,189
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	50,734
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	130,607
Navient Corporation
5.00%, 06/15/18Δ	335,000	334,162
5.88%, 10/25/24	30,000	25,800
5.63%, 08/01/33@	1,460,000	1,032,950
New Albertsons, Inc.
7.45%, 08/01/29	55,000	53,625
8.70%, 05/01/30Δ	25,000	25,125
8.00%, 05/01/31	295,000	293,525
Newell Brands, Inc.
4.00%, 12/01/24Δ	200,000	209,363
Newell Rubbermaid, Inc.
5.38%, 04/01/36	317,000	367,239
Noble Energy, Inc.
5.05%, 11/15/44	1,016,000	1,026,967
Old Republic International Corporation
4.88%, 10/01/24	230,000	246,500
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	85,000	76,394
ONEOK Partners LP
4.90%, 03/15/25Δ	20,000	21,010
6.20%, 09/15/43	5,000	5,330
Owens Corning
7.00%, 12/01/36	2,360,000	2,887,786
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,412,879
Phillips 66
4.65%, 11/15/34	1,271,000	1,359,043
Phillips 66 Partners LP
4.68%, 02/15/45	417,000	386,423
Plains All American Pipeline LP
4.90%, 02/15/45	995,000	892,699

See Notes to Financial Statements.

89

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	$110,000	$111,650
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	5,084,164
PulteGroup, Inc.
6.38%, 05/15/33Δ	1,000,000	1,042,500
Quicken Loans, Inc.
5.75%, 05/01/25 144A	125,000	121,250
Qwest Corporation
7.25%, 09/15/25Δ	490,000	523,568
6.88%, 09/15/33	1,918,000	1,896,133
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	25,630
Sealed Air Corporation
4.88%, 12/01/22 144AΔ	10,000	10,325
Sempra Energy
6.00%, 10/15/39	991,000	1,247,193
SM Energy Co.
5.00%, 01/15/24Δ	15,000	12,900
Southern Co.
4.40%, 07/01/46	1,723,000	1,859,953
Sprint Capital Corporation
6.88%, 11/15/28Δ	1,025,000	809,750
8.75%, 03/15/32	20,000	17,200
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	31,676
Sprint Corporation
7.13%, 06/15/24Δ	15,000	12,038
Tenet Healthcare Corporation
5.00%, 03/01/19	225,000	218,812
Textron, Inc.
6.63%, 04/07/20(U)	160,000	241,015
Time Warner Cable, Inc.
5.50%, 09/01/41	25,000	26,350
4.50%, 09/15/42	45,000	42,071
Time Warner, Inc.
4.85%, 07/15/45	1,039,000	1,134,183
Toro Co.
6.63%, 05/01/37@	300,000	362,522
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	455,000	567,248
Tyson Foods, Inc.
5.15%, 08/15/44	895,000	1,036,073
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27Δ	108,414	114,507
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	64,125
University of Pennsylvania
4.67%, 09/01/12	3,234,000	3,712,024
Unum Group
5.75%, 08/15/42	1,747,000	1,935,711
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	367,745	421,527
Verizon Communications, Inc.
6.00%, 04/01/41	2,593,000	3,237,801
5.01%, 08/21/54	491,000	521,534
4.67%, 03/15/55	580,000	589,274
Visa, Inc.
4.30%, 12/14/45	1,798,000	2,087,073
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,889,326

	Par	Value
WestRock MWV LLC
7.55%, 03/01/47@	$515,000	$666,403
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	724,890

Total Corporate Bonds (Cost $132,072,044)		150,193,106

FOREIGN BONDS — 17.8%
Australia — 1.2%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	2,600,000	2,725,117
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	580,860
3.50%, 03/20/19(A)	60,000	46,864

		3,352,841

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	746,739

Canada — 4.0%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	640,700
Canadian Government Bond Residual STRIP
0.97%, 06/01/25(C)Ω	3,685,000	2,626,320
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144AΔ	1,979,000	1,689,199
Ontario Generic Residual STRIP
2.59%, 03/08/29(C)Ω	4,600,000	2,577,025
Saskatchewan Residual STRIP
1.57%, 02/04/22(C)Ω	3,000,000	2,114,513
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,890,188

		11,537,945

Cayman Islands — 0.1%
Transocean, Inc.
6.50%, 11/15/20	5,000	4,468
8.13%, 12/15/21Δ	40,000	34,000
5.05%, 10/15/22Δ	205,000	146,063
6.80%, 03/15/38	20,000	13,150

		197,681

Ireland — 1.9%
GE Capital International Funding Co.
4.42%, 11/15/35 144A	4,811,000	5,406,775

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	754,056
6.00%, 09/30/34	1,010,000	969,600

		1,723,656

Luxembourg — 0.8%
ArcelorMittal
8.00%, 10/15/39Δ	215,000	209,625
7.75%, 03/01/41 STEPΔ	975,000	933,563
Tyco International Finance SA
5.13%, 09/14/45Δ	916,000	1,054,479

		2,197,667

See Notes to Financial Statements.

90

	Par	Value
Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	$225,000	$305,293

Mexico — 0.9%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	136,950
8.46%, 12/18/36(M)	12,000,000	651,246
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,326,165
10.00%, 12/05/24(M)	3,500,000	245,843
7.50%, 06/03/27(M)	3,500,000	214,501
8.50%, 05/31/29(M)	500,000	33,001
7.75%, 05/29/31(M)	1,000,000	62,469

		2,670,175

Netherlands — 2.7%
Cooperatieve Rabobank UA
4.63%, 12/01/23	2,996,000	3,164,225
5.25%, 05/24/41	1,023,000	1,275,625
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	130,100
6.00%, 10/07/39 144A	500,000	592,844
Koninklijke Philips NV
6.88%, 03/11/38	2,000,000	2,609,508
Petrobras Global Finance BV
5.63%, 05/20/43Δ	120,000	85,800

		7,858,102

New Zealand — 0.2%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	727,348

Norway — 0.3%
Norway Government Bond
4.25%, 05/19/17 144A(K)	7,670,000	946,580
4.50%, 05/22/19 144A(K)	265,000	35,336
3.75%, 05/25/21 144A(K)	196,000	26,969

		1,008,885

Spain — 0.8%
Telefonica Emisiones SA
Unipersonal
5.13%, 04/27/20	75,000	82,859
7.05%, 06/20/36	1,720,000	2,203,936

		2,286,795

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,329,393

United Kingdom — 3.1%
Barclays PLC
3.65%, 03/16/25	2,700,000	2,606,091
5.25%, 08/17/45	1,494,000	1,572,523
Ensco PLC
5.75%, 10/01/44	1,596,000	959,595
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,056,000	1,108,493
Standard Chartered PLC
5.70%, 03/26/44 144A	2,492,000	2,555,125

		8,801,827

Total Foreign Bonds (Cost $50,033,180)		51,151,122

	Par	Value
MUNICIPAL BONDS — 2.2%
State of Illinois, General Obligation
5.10%, 06/01/33	$635,000	$610,914
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	270,000	251,751
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	5,462,586

Total Municipal Bonds (Cost $5,677,899)		6,325,251

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
2.75%, 11/15/42	1,200,000	1,320,516
2.88%, 05/15/43	1,691,000	1,902,111
3.13%, 08/15/44Δ	20,968,000	24,688,583
3.00%, 11/15/44	4,206,400	4,837,852
2.88%, 08/15/45	7,635,000	8,573,571
3.00%, 11/15/45Δ	8,295,000	9,538,279
2.50%, 02/15/46	796,000	828,897

		51,689,809

U.S. Treasury Notes
1.25%, 03/31/21	2,255,000	2,281,339
2.13%, 05/15/25	6,978,000	7,372,145

		9,653,484

Total U.S. Treasury Obligations (Cost $55,934,248)		61,343,293

	Shares
PREFERRED STOCKS — 0.1%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	1,660	54,564
Chesapeake Energy Corporation
5.00%, 12/31/49 CONV	620	15,500
5.75%, 12/31/49 CONV 144AΔ	80	21,350
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONVΔ	5,350	269,052

Total Preferred Stocks (Cost $435,264)		360,466

MONEY MARKET FUNDS — 7.2%
GuideStone Money Market Fund (Investor Class)¥	11,710,956	11,710,956
Northern Institutional Liquid Assets Portfolio§	8,768,342	8,768,342

Total Money Market Funds (Cost $20,479,298)		20,479,298

TOTAL INVESTMENTS — 102.1% (Cost $267,654,349)		293,045,109
Liabilities in Excess of Other Assets — (2.1)%		(5,912,048)

NET ASSETS — 100.0%		$287,133,061

See Notes to Financial Statements.

91

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	52.3
U.S. Treasury Obligations	21.4
Foreign Bonds	17.8
Money Market Funds	7.2
Municipal Bonds	2.2
Asset-Backed Security	1.1
Preferred Stocks	0.1

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,192,573	$—	$3,192,573	$—
Corporate Bonds	150,193,106	—	150,193,106	—
Foreign Bonds	51,151,122	—	51,151,122	—
Money Market Funds	20,479,298	20,479,298	—	—
Municipal Bonds	6,325,251	—	6,325,251	—
Preferred Stocks	360,466	360,466	—	—
U.S. Treasury Obligations	61,343,293	—	61,343,293	—

Total Assets - Investments in Securities	$293,045,109	$20,839,764	$272,205,345	$—

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

92

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 45.2%
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	$70,000	$73,412
6.13%, 09/15/23 144A	60,000	65,550
AECOM
5.75%, 10/15/22	55,000	56,375
5.88%, 10/15/24	55,000	56,375
AES Corporation
4.88%, 05/15/23	1,350,000	1,339,875
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,251
5.90%, 02/01/27	825,000	841,500
6.75%, 01/15/28	1,380,000	1,428,300
5.95%, 02/01/37	65,000	61,100
Ally Financial, Inc.
5.50%, 02/15/17	70,000	71,157
8.00%, 12/31/18	104,000	113,880
3.50%, 01/27/19	1,000,000	996,250
8.00%, 03/15/20Δ	161,000	181,528
5.13%, 09/30/24Δ	920,000	940,700
8.00%, 11/01/31	345,000	401,062
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25	1,840,000	1,918,200
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,806,750
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	161,250
Anadarko Petroleum Corporation
6.38%, 09/15/17	11,000	11,581
3.45%, 07/15/24Δ	135,000	132,183
4.50%, 07/15/44	215,000	198,219
Antero Resources Corporation
5.38%, 11/01/21	365,000	358,613
5.13%, 12/01/22	475,000	458,375
Anthem, Inc.
6.38%, 06/15/37	221,000	280,092
Argos Merger Sub, Inc.
7.13%, 03/15/23 144A	70,000	72,275
Ashtead Capital, Inc.
5.63%, 10/01/24 144AΔ	330,000	333,300
AT&T, Inc.
3.88%, 08/15/21Δ	60,000	64,715
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	519,800
Avon Products, Inc.
8.70%, 03/15/43	115,000	84,525
Axiall Corporation
4.88%, 05/15/23	20,000	20,625
Bank of America Corporation
5.49%, 03/15/19	100,000	108,257
4.25%, 10/22/26	100,000	103,925
6.05%, 06/01/34	700,000	849,461
6.11%, 01/29/37	1,300,000	1,547,835
6.50%, 10/29/49†Δ	920,000	980,950
5.20%, 12/29/49†Δ	300,000	282,375
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	1,089,730
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	41,125

	Par	Value
Berry Petroleum Co. LLC
6.38%, 09/15/22#	$60,000	$21,000
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,642,848
Blue Cube Spinco, Inc.
10.00%, 10/15/25 144A	1,525,000	1,769,000
Blue Racer Midstream LLC
6.13%, 11/15/22 144AΔ	200,000	190,500
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	345,000	340,256
CalAmp Corporation
1.63%, 05/15/20 CONVΔ	10,000	9,325
CalAtlantic Group, Inc.
0.25%, 06/01/19 CONV	140,000	130,288
California Resources Corporation
6.00%, 11/15/24	510,000	251,175
Calpine Corporation
5.88%, 01/15/24 144A	304,000	317,680
5.25%, 06/01/26 144A	130,000	130,000
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	330,000	319,275
CBC Ammo LLC
7.25%, 11/15/21 144A	350,000	297,500
CCO Holdings LLC
5.38%, 05/01/25 144A	130,000	132,275
Celgene Corporation
5.00%, 08/15/45	310,000	342,767
Cemex Finance LLC
9.38%, 10/12/22	550,000	607,750
Cengage Learning, Inc.
9.50%, 06/15/24 144A	430,000	438,600
Centene Corporation
5.63%, 02/15/21 144A	300,000	313,500
4.75%, 05/15/22	250,000	256,250
6.13%, 02/15/24 144A	200,000	213,125
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 PIK 144A	130,000	132,112
CenturyLink, Inc.
5.63%, 04/01/20	295,000	307,169
7.60%, 09/15/39	810,000	686,475
7.65%, 03/15/42	165,000	140,250
Chemours Co.
6.63%, 05/15/23Δ	1,055,000	902,025
7.00%, 05/15/25Δ	195,000	164,531
Chesapeake Energy Corporation
7.25%, 12/15/18Δ	80,000	70,000
3.88%, 04/15/19†	20,000	15,150
6.63%, 08/15/20	145,000	102,588
6.88%, 11/15/20	75,000	52,500
6.13%, 02/15/21	665,000	452,200
5.38%, 06/15/21	80,000	52,000
4.88%, 04/15/22	2,620,000	1,676,800
5.75%, 03/15/23Δ	800,000	516,000
2.50%, 05/15/37 CONV	560,000	522,200
2.25%, 12/15/38 CONV	1,560,000	1,271,400
Ciena Corporation
0.88%, 06/15/17 CONV	2,090,000	2,075,631
3.75%, 10/15/18 CONV 144A	415,000	486,328

See Notes to Financial Statements.

93

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	$155,000	$147,095
CIT Group, Inc.
5.00%, 08/15/22Δ	500,000	510,000
5.00%, 08/01/23	670,000	676,700
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	477,337
3.50%, 05/15/23	1,305,000	1,333,797
5.35%, 04/29/49†Δ	360,000	339,138
5.95%, 12/29/49†	250,000	244,688
6.30%, 12/29/49†Δ	1,330,000	1,324,880
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	329,992
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	109,725
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144AΔ	748,000	635,800
CME Group, Inc.
5.30%, 09/15/43	860,000	1,101,348
Comcast Corporation
5.15%, 03/01/20	170,000	192,206
Communications Sales & Leasing, Inc.
8.25%, 10/15/23	170,000	173,295
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A@	120,000	51,000
ConocoPhillips
6.50%, 02/01/39	20,000	25,891
Consolidated Communications, Inc.
6.50%, 10/01/22	60,000	54,150
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 10/19/23	420,937	471,976
Continental Airlines 2009-1 Pass-Through Trust
9.00%, 01/08/18	813,677	814,694
Continental Resources, Inc.
4.50%, 04/15/23	30,000	28,125
3.80%, 06/01/24Δ	130,000	114,075
4.90%, 06/01/44	370,000	307,100
Crestwood Midstream Partners LP
6.00%, 12/15/20	50,000	47,500
6.13%, 03/01/22	240,000	223,200
6.25%, 04/01/23 144A	80,000	74,000
CST Brands, Inc.
5.00%, 05/01/23Δ	170,000	173,400
CTR Partnership LP
5.88%, 06/01/21	500,000	502,500
Cummins, Inc.
5.65%, 03/01/98	860,000	971,312
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,454,175
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	90,000	91,168
Delta Air Lines 2007-1 Class B Pass-Through Trust
8.02%, 02/10/24	53,966	61,858
Diamond 1 Finance Corporation
5.88%, 06/15/21 144AΔ	500,000	510,331
7.13%, 06/15/24 144A	290,000	303,247

	Par	Value
6.02%, 06/15/26 144A	$260,000	$271,544
8.10%, 07/15/36 144A	440,000	475,541
8.35%, 07/15/46 144A	240,000	258,767
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,022,432
DISH DBS Corporation
5.88%, 07/15/22	600,000	585,000
5.00%, 03/15/23	410,000	374,125
5.88%, 11/15/24	1,510,000	1,409,962
7.75%, 07/01/26 144AΔ	290,000	299,425
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	722,100
Dollar Tree, Inc.
5.75%, 03/01/23 144AΔ	920,000	982,100
DPL, Inc.
6.75%, 10/01/19	390,000	395,850
DS Services of America, Inc.
10.00%, 09/01/21 144A	265,000	297,462
Eagle Spinco, Inc.
4.63%, 02/15/21	500,000	513,750
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	106,301
8.38%, 06/15/32	75,000	87,870
Embarq Corporation
8.00%, 06/01/36	995,000	998,731
Enbridge Energy Partners LP
5.88%, 10/15/25Δ	460,000	508,721
7.38%, 10/15/45	435,000	530,181
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	52,938
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,455,480
First Cash Financial Services, Inc.
6.75%, 04/01/21Δ	40,000	40,600
First Data Corporation
7.00%, 12/01/23 144A	260,000	264,225
FirstEnergy Corporation
7.38%, 11/15/31	185,000	230,191
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144A	630,000	630,000
9.75%, 05/01/20 144A	40,000	34,200
Ford Motor Co.
6.63%, 10/01/28	850,000	1,076,826
4.75%, 01/15/43Δ	530,000	563,153
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,374,333
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	380,000	336,300
5.40%, 11/14/34	115,000	92,000
5.45%, 03/15/43	1,800,000	1,453,500
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	825,938
Frontier Communications Corporation
11.00%, 09/15/25 144A	295,000	306,431
7.88%, 01/15/27	405,000	338,175
FTS International, Inc.
6.25%, 05/01/22	210,000	82,950
GameStop Corporation
5.50%, 10/01/19 144AΔ	295,000	293,156

See Notes to Financial Statements.

94

	Par	Value
Gates Global LLC
6.00%, 07/15/22 144A	$195,000	$171,600
General Electric Co.
6.75%, 09/26/16(Z)	150,000	107,951
3.15%, 09/07/22	95,000	102,039
6.75%, 03/15/32	30,000	42,171
6.88%, 01/10/39	161,000	243,515
General Motors Co.
6.25%, 10/02/43	840,000	936,325
5.20%, 04/01/45	80,000	79,552
6.75%, 04/01/46	130,000	154,743
General Motors Financial Co., Inc.
4.38%, 09/25/21Δ	120,000	126,778
3.45%, 04/10/22	300,000	300,177
5.25%, 03/01/26	625,000	680,699
Genworth Holdings, Inc.
4.90%, 08/15/23	250,000	189,375
4.80%, 02/15/24Δ	105,000	79,012
6.50%, 06/15/34Δ	110,000	77,825
GEO Group, Inc.
5.88%, 10/15/24	100,000	101,750
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	971,438
Gilead Sciences, Inc.
4.75%, 03/01/46	820,000	934,747
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	30,375
Goldman Sachs Capital II
4.00%, 12/29/49†Δ	687,000	516,226
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	133,468
6.75%, 10/01/37	355,000	439,248
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,030,000	1,068,625
7.00%, 03/15/28	690,000	752,100
Guitar Center, Inc.
6.50%, 04/15/19 144A	300,000	259,500
9.63%, 04/15/20 144A	10,000	7,000
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	161,200
4.88%, 05/15/26 144A	150,000	151,290
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	68,850
Harris Corporation
5.05%, 04/27/45	460,000	523,818
HCA, Inc.
7.50%, 02/15/22	40,000	45,580
5.88%, 05/01/23	80,000	85,400
7.50%, 12/15/23	770,000	812,350
8.36%, 04/15/24	90,000	102,150
5.38%, 02/01/25	190,000	195,225
7.69%, 06/15/25	815,000	876,125
7.58%, 09/15/25	715,000	761,475
5.88%, 02/15/26	1,120,000	1,164,800
5.25%, 06/15/26	500,000	520,312
7.05%, 12/01/27	20,000	20,400
7.50%, 11/06/33	205,000	219,222
7.75%, 07/15/36	120,000	126,000
Hercules, Inc.
6.50%, 06/30/29	250,000	206,875
Hexion, Inc.
9.00%, 11/15/20	185,000	123,025

	Par	Value
Hiland Partners Holdings LLC
7.25%, 10/01/20 144A	$545,000	$566,119
Hilton Worldwide Finance LLC
5.63%, 10/15/21	380,000	393,572
IASIS Healthcare LLC
8.38%, 05/15/19Δ	520,000	502,125
Iconix Brand Group, Inc.
1.50%, 03/15/18 CONVΔ	225,000	183,094
Intel Corporation
2.95%, 12/15/35 CONV	580,000	751,462
3.25%, 08/01/39 CONV	460,000	748,652
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,208
6.25%, 05/15/19	75,000	80,531
4.63%, 04/15/21	300,000	309,750
5.88%, 08/15/22	230,000	249,838
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	896,700
Iron Mountain, Inc.
6.00%, 10/01/20 144A	70,000	73,412
iStar, Inc.
7.13%, 02/15/18	150,000	154,312
4.88%, 07/01/18	95,000	92,031
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	365,856
7.63%, 03/01/97	815,000	594,950
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	247,940
6.88%, 04/15/22 144A	200,000	173,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	57,552
6.88%, 04/15/21	270,000	306,952
5.13%, 01/20/23	305,000	320,850
6.45%, 06/08/27	35,000	38,957
3.88%, 11/01/29 CONV	55,000	55,894
6.25%, 01/15/36	1,135,000	1,144,509
6.50%, 01/20/43	510,000	507,985
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	262,038
3.38%, 05/01/23Δ	370,000	377,798
6.13%, 12/29/49†	260,000	269,750
K. Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144A	115,000	78,775
8.00%, 11/01/19 144A	165,000	113,850
5.00%, 11/01/21@	795,000	592,275
KB Home
1.38%, 02/01/19 CONV	440,000	422,400
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	78,917
6.95%, 01/15/38	90,000	99,610
Kinder Morgan, Inc.
7.75%, 01/15/32	80,000	90,272
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	215,132
5.20%, 07/15/45 144A	960,000	1,141,331
Lennar Corporation
4.75%, 11/15/22	315,000	321,694
Lockheed Martin Corporation
3.80%, 03/01/45	550,000	564,876
LStar Securities Investment
7.41%, 09/15/20	786,462	741,690

See Notes to Financial Statements.

95

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20Ω@	$470,000	$—
Masco Corporation
7.75%, 08/01/29	250,000	295,997
6.50%, 08/15/32	175,000	186,594
MBIA Insurance Corporation
11.89%, 01/15/33 144A†	435,000	163,125
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	314,900
Michael Baker International LLC
8.25%, 10/15/18 144A	60,000	58,500
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	311,325
Micron Technology, Inc.
5.25%, 08/01/23 144AΔ	430,000	368,725
5.50%, 02/01/25	1,675,000	1,432,125
5.63%, 01/15/26 144A	985,000	824,938
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	974,400
Miran Mid Atlantic Series C Pass-Through Trust
10.06%, 12/30/28	769,693	728,322
Morgan Stanley
4.75%, 11/16/18(A)	275,000	212,658
5.75%, 01/25/21	205,000	233,967
3.13%, 08/05/21(C)	535,000	429,522
3.75%, 02/25/23	125,000	132,592
4.10%, 05/22/23	370,000	384,213
6.25%, 08/09/26	400,000	503,948
4.35%, 09/08/26	940,000	985,374
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	115,806
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144A	350,000	368,375
MPLX LP
5.50%, 02/15/23 144A	240,000	244,062
4.50%, 07/15/23 144A	20,000	19,413
4.88%, 12/01/24 144A	460,000	448,876
4.88%, 06/01/25 144A	75,000	73,430
Murray Energy Corporation
11.25%, 04/15/21 144A	710,000	202,350
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,567,284
Navient Corporation
5.00%, 06/15/18Δ	700,000	698,250
8.45%, 06/15/18	472,000	512,120
5.50%, 01/15/19	75,000	75,424
4.88%, 06/17/19Δ	220,000	212,850
8.00%, 03/25/20	600,000	614,628
5.88%, 03/25/21Δ	320,000	303,398
5.50%, 01/25/23Δ	1,720,000	1,515,750
6.13%, 03/25/24	1,480,000	1,306,100
5.88%, 10/25/24	600,000	516,000
Neiman Marcus Group, Ltd. LLC
8.00%, 10/15/21 144AΔ	80,000	65,600
Cash coupon 8.75% or PIK
9.50%, 10/15/21 44AΔ	50,000	38,250
Neptune Finco Corporation
10.88%, 10/15/25 144A	1,070,000	1,225,813

	Par	Value
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	$50,000	$47,750
Netflix, Inc.
5.50%, 02/15/22	560,000	586,600
5.88%, 02/15/25Δ	380,000	400,425
New Albertsons, Inc.
7.75%, 06/15/26	410,000	401,800
7.45%, 08/01/29	1,375,000	1,340,625
8.00%, 05/01/31	1,200,000	1,194,000
Newell Brands, Inc.
3.85%, 04/01/23	300,000	318,663
4.00%, 12/01/24	445,000	465,832
4.20%, 04/01/26	470,000	510,106
Newfield Exploration Co.
5.63%, 07/01/24	955,000	959,775
Newmont Mining Corporation
4.88%, 03/15/42	575,000	570,625
NGPL PipeCo LLC
7.77%, 12/15/37 144AΔ	250,000	243,750
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	16,875
NRG Energy, Inc.
7.25%, 05/15/26 144AΔ	620,000	620,000
NRG REMA LLC
9.68%, 07/02/26	300,000	288,375
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	1,215,000	1,073,756
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	74,500
Oasis Petroleum, Inc.
7.25%, 02/01/19Δ	320,000	308,000
6.50%, 11/01/21Δ	330,000	302,775
6.88%, 03/15/22Δ	580,000	538,675
6.88%, 01/15/23Δ	170,000	155,550
Old Republic International Corporation
3.75%, 03/15/18 CONV	1,600,000	2,052,000
4.88%, 10/01/24	520,000	557,303
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	645,000	579,694
ONEOK Partners LP
4.90%, 03/15/25Δ	60,000	63,029
6.20%, 09/15/43	20,000	21,320
Outfront Media Capital LLC
5.25%, 02/15/22Δ	110,000	112,062
5.88%, 03/15/25	170,000	175,100
Owens Corning
7.00%, 12/01/36	1,800,000	2,202,548
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,494,375
Pactiv LLC
8.38%, 04/15/27	200,000	211,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	944,470
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	570,000	578,550
Pride International, Inc.
7.88%, 08/15/40	270,000	189,701
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,706,250
6.38%, 05/15/33	470,000	489,975
6.00%, 02/15/35	180,000	180,000

See Notes to Financial Statements.

96

	Par	Value
QEP Resources, Inc.
6.88%, 03/01/21Δ	$335,000	$340,025
5.38%, 10/01/22	135,000	126,562
5.25%, 05/01/23Δ	1,500,000	1,387,500
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	1,395,000	1,353,150
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	240,188
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,099,784
7.25%, 10/15/35	110,000	111,196
R.R. Donnelley & Sons Co.
7.00%, 02/15/22	495,000	487,575
6.00%, 04/01/24	465,000	415,887
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	84,783
Range Resources Corporation
5.00%, 08/15/22	520,000	492,700
5.00%, 03/15/23Δ	1,450,000	1,366,625
4.88%, 05/15/25Δ	240,000	229,800
Regency Energy Partners LP
5.88%, 03/01/22	340,000	364,100
5.00%, 10/01/22	80,000	82,194
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	585,098
Resolute Forest Products, Inc.
5.88%, 05/15/23	40,000	31,700
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	420,000	434,175
5.75%, 10/15/20	60,000	62,100
Rovi Corporation
0.50%, 03/01/20 CONVΔ	985,000	935,750
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	54,755
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	440,000	446,600
Sanchez Energy Corporation
7.75%, 06/15/21	330,000	281,325
6.13%, 01/15/23Δ	190,000	147,725
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,812
5.50%, 09/15/25 144A	555,000	579,281
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,233,838
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	49,200
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	456,250
SM Energy Co.
5.00%, 01/15/24Δ	40,000	34,400
Southern Copper Corporation
5.25%, 11/08/42	550,000	490,228
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	910,000	952,088
Springleaf Finance Corporation
7.75%, 10/01/21Δ	145,000	140,106
8.25%, 10/01/23	55,000	52,525
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,263,350
8.75%, 03/15/32	345,000	296,700
Sprint Communications, Inc.
7.00%, 08/15/20Δ	30,000	26,850
11.50%, 11/15/21	1,010,000	1,002,930

	Par	Value
Sprint Corporation
7.88%, 09/15/23	$510,000	$419,475
Steel Dynamics, Inc.
6.38%, 08/15/22	400,000	422,000
Sun Products Corporation
7.75%, 03/15/21 144A	160,000	166,600
Targa Resources Partners LP
5.00%, 01/15/18	190,000	194,275
4.13%, 11/15/19	2,125,000	2,114,375
4.25%, 11/15/23Δ	110,000	99,275
6.75%, 03/15/24 144AΔ	1,050,000	1,081,500
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	411,025
Tenet Healthcare Corporation
5.00%, 03/01/19 144A	560,000	544,600
6.75%, 06/15/23 144AΔ	285,000	273,956
6.88%, 11/15/31	85,000	68,956
Tesoro Logistics LP
6.13%, 10/15/21	70,000	72,800
6.38%, 05/01/24Δ	190,000	199,975
Textron, Inc.
6.63%, 04/07/20(U)	130,000	195,825
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	221,978
8.25%, 04/01/19	40,000	46,477
5.50%, 09/01/41	60,000	63,239
4.50%, 09/15/42	105,000	98,166
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	107,980
TMX Finance LLC
8.50%, 09/15/18 144AΔ	50,000	40,250
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	210,000	179,550
TransDigm, Inc.
7.50%, 07/15/21	970,000	1,029,412
6.50%, 07/15/24	199,000	202,857
6.50%, 05/15/25	195,000	196,219
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	101,000
5.88%, 06/15/24	5,000	5,106
United Airlines 2007-1 Pass-Through Trust
6.64%, 01/02/24	186,609	198,038
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	16,479	16,953
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	235,682	248,928
United Airlines 2014-2 Class B Pass-Through Trust
4.63%, 03/03/24	85,585	85,906
United Rentals North America, Inc.
6.13%, 06/15/23	400,000	418,500
5.75%, 11/15/24Δ	540,000	546,750
United States Steel Corporation
6.65%, 06/01/37	760,000	513,000
Universal Hospital Services, Inc.
7.63%, 08/15/20	440,000	406,450
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	267,814	306,982

See Notes to Financial Statements.

97

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	$464,815	$515,141
US Airways 2012-2 Class A Pass-Through Trust
4.63%, 12/03/26	214,991	234,072
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	170,000	147,050
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	87,407
5.01%, 08/21/54	341,000	362,206
Wells Fargo & Co.
4.48%, 01/16/24	124,000	136,053
5.88%, 12/29/49†Δ	430,000	459,025
West Corporation
4.75%, 07/15/21 144A	50,000	49,500
5.38%, 07/15/22 144A	690,000	644,288
WestRock MWV LLC
8.20%, 01/15/30	145,000	195,085
7.95%, 02/15/31	45,000	60,194
WestRock RKT Co.
4.00%, 03/01/23Δ	430,000	449,614
WEX, Inc.
4.75%, 02/01/23 144A	440,000	429,000
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	535,332
6.95%, 10/01/27	55,000	69,683
7.38%, 03/15/32	370,000	490,757
6.88%, 12/15/33	490,000	612,407
Whiting Petroleum Corporation
6.50%, 10/01/18	430,000	414,950
5.00%, 03/15/19	755,000	698,375
5.75%, 03/15/21Δ	315,000	285,862
6.25%, 04/01/23Δ	1,300,000	1,170,000
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	19,900
Williams Cos., Inc.
7.50%, 01/15/31	60,000	60,600
5.75%, 06/24/44Δ	440,000	377,300
Williams Partners LP
6.13%, 07/15/22	150,000	154,007
Windstream Services LLC
7.75%, 10/15/20Δ	180,000	177,300
7.75%, 10/01/21Δ	485,000	459,538
7.50%, 06/01/22Δ	40,000	36,200
7.50%, 04/01/23	235,000	210,912
WPX Energy, Inc.
8.25%, 08/01/23Δ	430,000	433,225
XPO Logistics, Inc.
7.88%, 09/01/19 144AΔ	20,000	20,450
6.50%, 06/15/22 144AΔ	20,000	19,175
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	150,000	152,625
4.75%, 04/29/25 144A	800,000	813,496

Total Corporate Bonds (Cost $175,872,919)		184,122,705

	Par	Value
FOREIGN BONDS — 28.0%
Argentina — 0.5%
Argentine Republic Government International Bond
6.88%, 04/22/21 144AΔ	$680,000	$726,920
7.50%, 04/22/26 144A	540,000	585,090
7.63%, 04/22/46 144A	300,000	324,750
YPF SA
8.50%, 03/23/21 144AΔ	460,000	492,200

		2,128,960

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	525,834

Australia — 0.6%
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	240,000	266,100
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,084,729
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	206,952

		2,557,781

Bermuda — 0.6%
Digicel Group, Ltd.
8.25%, 09/30/20	550,000	462,000
NCL Corporation, Ltd.
4.63%, 11/15/20 144AΔ	600,000	601,872
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	220,501
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,277,838

		2,562,211

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	8,000,000	2,328,527
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,552,626
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22 144A#Δ	933,000	151,613
Telemar Norte Leste SA
5.50%, 10/23/20#	200,000	50,500

		4,083,266

Canada — 4.3%
1011778 BC ULC
6.00%, 04/01/22 144A	890,000	925,324
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,223,577
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,414,700
Canadian Government Bond
0.25%, 05/01/17(C)	4,720,000	3,645,099
0.25%, 11/01/17(C)	3,550,000	2,737,782
Entertainment One, Ltd.
6.88%, 12/15/22 144A(U)	180,000	242,023

See Notes to Financial Statements.

98

	Par	Value
Methanex Corporation
5.25%, 03/01/22Δ	$75,000	$76,843
Ontario Generic Residual STRIP
1.74%, 07/13/22(C)Ω	2,600,000	1,824,900
2.59%, 03/08/29(C)Ω	2,400,000	1,344,535
Pacific Exploration and Production Corporation
5.38%, 01/26/19 144A@	540,000	102,600
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,781,009
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/25+Ω	330,000	6,600
Teck Resources, Ltd.
8.00%, 06/01/21 144AΔ	350,000	361,375
8.50%, 06/01/24 144AΔ	420,000	436,800
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	59,100
Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/25 144A	570,000	458,850

		17,641,117

Cayman Islands — 1.0%
Braskem Finance, Ltd.
5.75%, 04/15/21	900,000	906,750
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144AΔ	770,000	340,340
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/23 144A	433,700	84,572
Transocean, Inc.
6.50%, 11/15/20	10,000	8,937
8.13%, 12/15/21	95,000	80,750
5.05%, 10/15/22Δ	430,000	306,375
6.80%, 03/15/38	50,000	32,875
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	248,750
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	541,680
XLIT, Ltd.
6.38%, 11/15/24	585,000	704,751
6.25%, 05/15/27	640,000	771,668

		4,027,448

Chile — 0.2%
AES Gener SA
5.25%, 08/15/21 144A	420,000	447,943
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144AΔ	220,000	233,598
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 144A	220,000	224,816

		906,357

Colombia — 0.8%
Colombia Government International Bond
5.63%, 02/26/44	1,847,000	2,054,788
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,213
Ecopetrol SA
5.88%, 09/18/23Δ	190,000	196,175

	Par	Value
4.13%, 01/16/25	$260,000	$235,872
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	261,562
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	272,350

		3,029,960

Cote D’Ivoire (Ivory Coast) — 0.1%
Ivory Coast Government International Bond
5.38%, 07/23/24 144A	520,000	490,100

France — 1.3%
3AB Optique Developpement SAS
5.63%, 04/15/19(E)	660,000	727,824
AXA SA
6.21%, 10/29/49(E)†	210,000	247,778
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	366,187
5.63%, 12/29/49 144A†Δ	1,360,000	1,300,500
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	196,252
Numericable-SFR SA
5.63%, 05/15/24 144A(E)	160,000	179,413
Rexel SA
5.25%, 06/15/20 144A	210,000	217,481
Societe Generale SA
5.63%, 11/24/45 144AΔ	1,985,000	2,070,208

		5,305,643

Germany — 0.8%
Bundesrepublik Deutschland
1.00%, 08/15/24(E)	2,180,000	2,681,884
CeramTec Group GmbH
8.25%, 08/15/21(E)	580,000	685,399

		3,367,283

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	460,000	501,400

Hong Kong — 0.3%
AIA Group, Ltd.
4.88%, 03/11/44 144A	910,000	1,049,311

Iceland — 0.0%
Kaupthing ehf
7.13%, 05/19/16+ 144A#	150,000	2

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	981,686

Indonesia — 0.6%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	464,087
6.63%, 02/17/37	225,000	278,354
5.25%, 01/17/42 144A	1,710,000	1,816,945

		2,559,386

Ireland — 0.4%
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	247,500
7.25%, 05/15/24 144A	460,000	471,787

See Notes to Financial Statements.

99

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GE Capital International Funding Co.
3.37%, 11/15/25 144A	$246,000	$267,290
4.42%, 11/15/35 144A	569,000	639,463

		1,626,040

Italy — 0.5%
Enel SpA
7.75%, 09/10/75(U)†	440,000	623,801
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	993,756
6.00%, 09/30/34	250,000	240,000

		1,857,557

Jersey — 0.1%
AA Bond Co., Ltd.
5.50%, 07/31/43 144A(U)	430,000	548,112

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	435,958

Luxembourg — 1.5%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	394,248
7.50%, 05/15/26 144A	260,000	255,450
ArcelorMittal
6.50%, 03/01/21Δ	30,000	30,975
8.00%, 10/15/39 STEP	510,000	497,250
7.75%, 03/01/41 STEPΔ	690,000	660,675
Ardagh Finance Holdings SA Cash coupon
8.63%, 06/15/19 PIK 144A	284,350	288,615
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	114,682
Coveris Holdings SA
7.88%, 11/01/19 144A	210,000	205,012
DH Services Luxembourg S.à r.l
7.75%, 12/15/20 144A	90,000	94,725
Evraz Group SA
6.75%, 04/27/18 144A	440,000	457,050
6.50%, 04/22/20 144AΔ	480,000	491,400
Globe Luxembourg SCA
9.63%, 05/01/18 144AΔ	200,000	167,375
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	606,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	80,000	57,400
7.50%, 04/01/21	30,000	20,850
5.50%, 08/01/23Δ	330,000	211,200
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	360,000	423,123
Mallinckrodt International Finance SA
5.63%, 10/15/23 144AΔ	270,000	252,788
5.50%, 04/15/25 144A	90,000	80,741
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	138,164
Wind Acquisition Finance SA
7.00%, 04/23/21(E)	430,000	467,651

		5,915,374

	Par	Value
Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	$90,000	$71,100

Mexico — 2.9%
Cemex SAB de CV
6.50%, 12/10/19 144AΔ	1,100,000	1,175,625
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,622,305
8.00%, 12/07/23(M)	41,500,000	2,583,843
10.00%, 12/05/24(M)	31,500,000	2,212,590
7.50%, 06/03/27(M)	7,500,000	459,644
8.50%, 05/31/29(M)	2,000,000	132,002
7.75%, 05/29/31(M)	3,000,000	187,408
7.75%, 11/13/42(M)	22,750,000	1,450,920
Petroleos Mexicanos
5.50%, 01/21/21	750,000	795,113
6.50%, 06/02/41	135,000	137,363

		11,756,813

Morocco & Antilles — 0.3%
OCP SA
5.63%, 04/25/24 144A	550,000	584,826
4.50%, 10/22/25 144A	520,000	510,068

		1,094,894

Netherlands — 2.4%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	310,457
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	269,100
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	1,028,975
DPx Holdings BV
7.50%, 02/01/22 144AΔ	90,000	92,813
EDP Finance BV
6.00%, 02/02/18 144A	600,000	634,442
4.90%, 10/01/19 144A	1,600,000	1,704,144
4.13%, 01/15/20 144AΔ	540,000	559,420
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21(E)	490,000	88,092
JLL/ Delta Dutch Pledgeco BV Cash coupon 8.75% or PIK
9.50%, 05/01/20 144A	280,000	280,700
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	309,938
Majapahit Holding BV
7.75%, 01/20/20	890,000	1,019,495
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	491,040
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	203,675
6.25%, 03/17/24	1,160,000	1,032,400
6.88%, 01/20/40	390,000	318,669
6.75%, 01/27/41	270,000	218,025
5.63%, 05/20/43Δ	275,000	196,625
Schaeffler Holding Finance BV Cash coupon
6.88%, 08/15/18 PIK 144A(E)	37,500	42,641
Cash coupon 6.88% or PIK
7.63%, 08/15/18 144A	78,788	80,561

See Notes to Financial Statements.

100

	Par	Value
Telefonica Europe BV
6.75%, 11/29/49(U)†	$300,000	$407,145
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	218,500
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	194,000

		9,700,857

New Zealand — 0.5%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,835,688

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	12,330,000	1,521,686
4.50%, 05/22/19 144A(K)	172,000	22,935
3.75%, 05/25/21 144A(K)	129,000	17,750

		1,562,371

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,997

Peru — 0.1%
Transportadora de Gasdel Peru SA
4.25%, 04/30/28 144A	550,000	552,062

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	219,201

Portugal — 0.4%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,600,000	1,615,536

Russia — 0.3%
Russian Federal Bond - OFZ
8.15%, 02/03/27(R)	65,519,000	1,029,462

Singapore — 0.3%
BOC Aviation, Ltd.
3.00%, 03/30/20 144AΔ	1,000,000	1,021,762

Spain — 0.0%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,859

Supranational — 0.6%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,430,346

Sweden — 0.1%
Unilabs Subholding AB
8.50%, 07/15/18(E)	410,000	466,465

Turkey — 0.3%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	680,000	680,632
Turkey Government International Bond
4.88%, 04/16/43	500,000	489,738

		1,170,370

	Par	Value
United Kingdom — 4.0%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	$310,000	$442,794
Annington Finance No. 4 PLC
1.76%, 01/10/23(U)†	391,414	515,945
Barclays Bank PLC
7.63%, 11/21/22	680,000	733,125
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	315,857
EC Finance PLC
5.13%, 07/15/21 144A(E)	400,000	463,877
Ensco PLC
4.70%, 03/15/21Δ	70,000	58,252
5.75%, 10/01/44	60,000	36,075
HBOS PLC
6.75%, 05/21/18 144A	500,000	537,551
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	342,075
6.38%, 12/29/49†Δ	600,000	573,000
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	708,600
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	407,700
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	417,450
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,581,000	1,659,590
Paragon Offshore PLC
6.75%, 07/15/22 144A#@	177,000	53,985
7.25%, 08/15/24 144A#@	410,000	125,050
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21(U)	400,000	503,462
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	203,080
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	143,711
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,925,447
6.00%, 12/19/23	275,000	280,271
3.63%, 03/25/24(E)†	890,000	962,910
Santander UK Group Holdings PLC
7.38%, 12/29/49(U)†Δ	390,000	484,790
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	411,907
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	378,960
Synlab Bondco PLC
6.25%, 07/01/22(E)Δ	270,000	317,612
6.25%, 07/01/22 144A(E)	750,000	882,255
Synlab Unsecured Bondco PLC
8.25%, 07/01/23(E)	170,000	192,950
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	275,785	349,406
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	593,753	722,469
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	479,252
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	141,280
5.50%, 08/15/26 144A	200,000	195,000

See Notes to Financial Statements.

101

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Vougeot Bidco PLC
7.88%, 07/15/20(U)	$360,000	$492,432

		16,458,120

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144AΔ	941,000	834,385

Total Foreign Bonds (Cost $124,361,240)		114,007,074

FOREIGN GOVERNMENT
INFLATION-LINKED BOND — 0.8%
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $3,230,079)	3,613,000	3,268,002

LOAN AGREEMENTS — 2.3%
1011778 BC ULC
Term B-2 Loan
0.00%, 12/12/21 S	500,000	500,315
American Airlines, Inc.
Term B Loan
3.25%, 06/27/20	984,994	970,682
American Builders & Contractors Supply Co., Inc.
Term B Loan
3.50%, 04/16/20	589,015	587,054
Energy Future Intermediate Holding Co. LLC
DIP Term Loan
4.25%, 12/19/16	847,944	845,824
First Data Corporation
Term B Loan
4.45%, 03/24/21	605,462	603,949
FMG Resources August 2006 Proprietary, Ltd.
Term B Loan
4.25%, 06/30/19	30,236	28,876
Hilton Worldwide Finance LLC
Term B Loan
3.50%, 10/26/20	621,324	621,324
Magnum Hunter Resources Corporation
Exit Term Loan
8.00%-14.00%, 05/06/19@	40,000	39,600
Neptune Finco Corporation
Term B Loan
5.00%, 10/09/22	400,000	400,100
Nord Anglia Education Finance LLC
Term B Loan
0.00%, 03/31/21 S	1,000,000	994,380
Party City Holdings, Inc.
Term B Loan
4.25%, 08/19/22	738,706	733,165
PetSmart, Inc.
Term B Loan
4.25%, 03/11/22	990,000	984,931
Univision Communications, Inc.
Term C-4 Loan
4.00%, 03/01/20	736,281	731,546

	Par	Value
Valeant Pharmaceuticals International, Inc.
Term BF1 Loan
5.00%, 04/01/22	$714,624	$694,772
Virgin Media Investment Holdings, Ltd.
Term F Loan
3.65%, 06/30/23	504,991	492,194

Total Loan Agreements (Cost $9,294,439)		9,228,712

MORTGAGE-BACKED SECURITIES — 1.8%
Commercial Mortgage Trust Series 2007-CD4
5.40%, 12/11/49†	185,896	147,759
Credit Suisse Commercial Mortgage Trust Series 2006-C5
5.37%, 12/15/39	250,000	221,834
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.70%, 09/15/40†	162,227	167,760
5.87%, 09/15/40†	240,000	216,884
Credit Suisse Mortgage Capital Certificates Series 2006-C4
5.54%, 09/15/39†	250,000	247,266
CSMC Trust Series 2015-SAMZ
6.18%, 08/15/22 144A†	1,000,000	922,171
Fannie Mae Connecticut Avenue Securities Series 2014-C02
3.05%, 05/25/24†	1,600,000	1,486,591
Fannie Mae Connecticut Avenue Securities Series 2015-C03
5.45%, 07/25/25†	1,390,000	1,400,462
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
6.20%, 02/15/51†	40,000	37,884
Lone Star Portfolio Trust Series 2015-LSP
7.34%, 09/15/28 144A†	767,900	728,628
Morgan Stanley Resecuritization Trust Series 2015-R5
0.67%, 10/26/46 144A†	2,390,000	1,436,826
Morgan Stanley Resecuritization Trust Series 2015-R6
0.71%, 07/26/45 144A†	1,167,814	442,643

Total Mortgage-Backed Securities (Cost $7,646,825)		7,456,708

See Notes to Financial Statements.

102

	Par	Value
MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $340,137)	$435,000	$418,500

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds
3.50%, 02/15/39	860,000	1,085,767
4.25%, 05/15/39	40,000	55,929
3.88%, 08/15/40	30,000	39,833
2.75%, 08/15/42Δ	120,000	132,263
3.13%, 02/15/43	9,116,000	10,749,050
2.88%, 05/15/43	120,000	134,981
3.00%, 05/15/45	40,000	45,992
3.00%, 11/15/45Δ	920,000	1,057,892

		13,301,707

U.S. Treasury Notes
0.88%, 04/15/17	30,000	30,094
0.88%, 07/15/17	5,960,000	5,982,350
0.75%, 10/31/17	10,780,000	10,807,586
0.63%, 04/30/18	530,000	530,435
1.38%, 09/30/18	250,000	254,180
1.63%, 06/30/19Δ	10,000	10,269
1.25%, 10/31/19Δ	110,000	111,751
3.63%, 02/15/21	14,549,000	16,286,354
2.00%, 02/15/22	120,000	125,723
1.63%, 08/15/22	3,380,000	3,466,680
2.75%, 02/15/24	150,000	165,612
2.25%, 11/15/24	30,000	32,007
2.00%, 02/15/25	100,000	104,647
1.63%, 02/15/26	180,000	182,032
1.63%, 05/15/26Δ	220,000	222,699

		38,312,419

Total U.S. Treasury Obligations (Cost $48,238,790)		51,614,126

	Shares
COMMON STOCKS — 1.0%
Consumer Discretionary — 0.3%
Ford Motor Co.Δ	96,849	1,217,392

Energy — 0.1%
Hercules Offshore, Inc.Δ*	46,644	64,836
Magnum Hunter Resources Corporation@*	24,023	327,313

		392,149

Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	1,132,670

Materials & Processing — 0.0%
PPG Industries, Inc.	820	85,403

Technology — 0.3%
Corning, Inc.	70,534	1,444,536

Total Common Stocks (Cost $5,279,475)		4,272,150

	Shares	Value
FOREIGN COMMON STOCKS — 0.2%
Mexico — 0.0%
Axtel SAB de CV ADR 144A*	8,185	$19,317

Norway — 0.0%
Deep Ocean Group Holding+@*	8,860	48,030

Spain — 0.1%
Repsol SA ADRΔ	15,820	202,021
Telefonica SA ADRΔ	22,180	210,267

		412,288

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR Class AΔ	6,443	355,782

Total Foreign Common Stocks (Cost $1,294,152)		835,417

PREFERRED STOCKS — 0.5%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	9,400	308,978
Bank of America Corporation
7.25%, 12/31/49 CONV	602	719,390
Chesapeake Energy Corporation
4.50%, 12/31/49 CONVΔ	1,229	28,759
5.00%, 12/31/49 CONV	3,950	98,750
5.75%, 12/31/49 CONV 144AΔ	50	13,344
5.75%, 12/31/49 CONV	810	225,981
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONVΔ	1,848	92,936
iStar, Inc.
4.50%, 12/31/49 CONV	50	2,264
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONV	2,900	336,690
Weyerhaeuser Co.
6.38%, 07/01/16 CONV	5,545	279,302

Total Preferred Stocks (Cost $2,445,217)		2,106,394

MONEY MARKET FUNDS — 16.3%
GuideStone Money Market Fund (Investor Class)¥	22,532,619	22,532,619
Northern Institutional Liquid Assets Portfolio§	43,951,302	43,951,302

Total Money Market Funds (Cost $66,483,921)		66,483,921

TOTAL INVESTMENTS — 108.9% (Cost $444,487,194)		443,813,709
Liabilities in Excess of Other Assets — (8.9)%		(36,331,685)

NET ASSETS — 100.0%		$407,482,024

See Notes to Financial Statements.

103

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	45.2
Foreign Bonds	28.0
Money Market Funds	16.3
U.S. Treasury Obligations	12.7
Loan Agreements	2.3
Mortgage-Backed Securities	1.8
Common Stocks	1.0
Foreign Government Inflation-Linked Bond	0.8
Preferred Stocks	0.5
Foreign Common Stocks	0.2
Municipal Bond	0.1

108.9

See Notes to Financial Statements.

104

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$4,272,150	$4,272,150	$—	$—
Corporate Bonds	184,122,705	—	183,381,015	741,690
Foreign Bonds:
Argentina	2,128,960	—	2,128,960	—
Armenia	525,834	—	525,834	—
Australia	2,557,781	—	2,557,781	—
Bermuda	2,562,211	—	2,562,211	—
Brazil	4,083,266	—	4,083,266	—
Canada	17,641,117	—	17,634,517	6,600
Cayman Islands	4,027,448	—	4,027,448	—
Chile	906,357	—	906,357	—
Colombia	3,029,960	—	3,029,960	—
Cote D’Ivoire (Ivory Coast)	490,100	—	490,100	—
France	5,305,643	—	5,305,643	—
Germany	3,367,283	—	3,367,283	—
Honduras	501,400	—	501,400	—
Hong Kong	1,049,311	—	1,049,311	—
Iceland	2	—	—	2
India	981,686	—	981,686	—
Indonesia	2,559,386	—	2,559,386	—
Ireland	1,626,040	—	1,626,040	—
Italy	1,857,557	—	1,857,557	—
Jersey	548,112	—	548,112	—
Kenya	435,958	—	435,958	—
Luxembourg	5,915,374	—	5,915,374	—
Marshall Islands	71,100	—	71,100	—
Mexico	11,756,813	—	11,756,813	—
Morocco & Antilles	1,094,894	—	1,094,894	—
Netherlands	9,700,857	—	9,700,857	—
New Zealand	1,835,688	—	1,835,688	—
Norway	1,562,371	—	1,562,371	—
Panama	3,997	—	3,997	—
Peru	552,062	—	552,062	—
Philippines	219,201	—	219,201	—
Portugal	1,615,536	—	1,615,536	—
Russia	1,029,462	—	1,029,462	—
Singapore	1,021,762	—	1,021,762	—
Spain	82,859	—	82,859	—
Supranational	2,430,346	—	2,430,346	—
Sweden	466,465	—	466,465	—
Turkey	1,170,370	—	1,170,370	—
United Kingdom	16,458,120	—	16,458,120	—
Virgin Islands (British)	834,385	—	834,385	—
Foreign Common Stocks:
Mexico	19,317	19,317	—	—
Norway	48,030	—	—	48,030
Spain	412,288	412,288	—	—
United Kingdom	355,782	355,782	—	—
Foreign Government Inflation-Linked Bond	3,268,002	—	—	3,268,002
Loan Agreements	9,228,712	—	9,189,112	39,600
Money Market Funds	66,483,921	66,483,921	—	—
Mortgage-Backed Securities	7,456,708	—	4,655,067	2,801,641
Municipal Bond	418,500	—	418,500	—
Preferred Stocks	2,106,394	2,106,394	—	—
U.S. Treasury Obligations	51,614,126	—	51,614,126	—

Total Assets - Investments in Securities	$443,813,709	$73,649,852	$363,258,292	$6,905,565

See Notes to Financial Statements.

105

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$920,375	$—	$920,375	$—

Total Assets - Other Financial Instruments	$920,375	$—	$920,375	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(82,398)	$(82,398)	$—	$—

Total Liabilities - Other Financial Instruments	$(82,398)	$(82,398)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s mortgage-backed securities, corporate bonds, foreign bonds, foreign common stock, foreign government inflation-linked note and loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Mortgage- Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Common Stocks	Foreign Government Inflation- Linked Note	Loan Agreements
Balance, 12/31/15	$4,344,973	$2,978,229	$1,288,775	$6,602	$41,367	$—	$30,000
Accrued discounts/premiums	20,138	18,508	76	—	—	74	1,480
Realized gain (loss)(1)	(44,034)	(15,327)	—	—	—	—	(28,707)
Change in unrealized appreciation (depreciation)(2)	(659,440)	(179,769)	(1,045,248)	—	6,663	558,174	740
Purchases	1,154,067	—	1,000,000	—	—	—	154,067
Sales	(117,980)	—	—	—	—	—	(117,980)
Transfers in to Level 3(3)	2,709,754	—	—	—	—	2,709,754	—
Transfers out of Level 3(4)	(288,375)	—	(288,375)	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	(213,538)	—	(213,538)	—	—	—	—

Balance, 06/30/16	$6,905,565	$2,801,641	$741,690	$6,602	$48,030	$3,268,002	$39,600

(1)	Realized gain (loss) from the sale of Level 3 securities is included on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) is located on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.
(3)

Transfers in to Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Financial Statements.

106

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2016 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$759,595,710	$954,789,247
Investments in repurchase agreements, at value	468,385,000	—
Investments in securities of affiliated issuers, at value	—	41,070,892

Total investments, at value (1)(2)	1,227,980,710	995,860,139
Cash	1,043	1,189,585
Cash collateral for derivatives	—	754,680
Foreign currency(3)	—	888,971
Upfront premiums paid from swap contracts	—	164,249
Receivables:
Dividends and reclaims	—	600
Interest	106,419	3,808,108
Securities lending	—	13,134
Investment securities sold	—	13,426,424
Maturities	—	27,561
Fund shares sold	12,545,851	447,588
Variation margin on exchange traded options	—	—
Variation margin on exchange traded swaps	—	2,714,538
Variation margin on financial futures contracts	—	231,413
Unrealized appreciation on foreign currency exchange contracts	—	1,251,839
Unrealized appreciation on swap agreements	—	—
Prepaid expenses and other assets	75,125	44,772

Total Assets	1,240,709,148	1,020,823,601

Liabilities
Securities sold short, at value (4)	—	3,414,125
TBA sale commitments, at value (5)	—	—
Options written, at value (6)	—	45,965
Upfront premiums received from swap contracts	—	1,269,201
Unrealized depreciation on foreign currency exchange contracts	—	1,346,668
Unrealized depreciation on swap agreements	—	1,777,626
Collateral held for securities on loan, at value	—	61,010,537
Collateral held for derivatives	—	660,000
Payables:
Investment securities purchased	—	49,781,997
Fund shares redeemed	10,508,733	954,015
Variation margin on exchange traded options	—	—
Variation margin on financial futures contracts	—	27,102
Distributions	32,405	—
Securities lending	—	1,970
Accrued expenses:
Investment advisory fees	125,056	216,117
Shareholder servicing fees	205,209	54,876
Other expenses	90,885	187,711

Total Liabilities	10,962,288	120,747,910

Net Assets	$1,229,746,860	$900,075,691

Net Assets Consist of:
Paid-in-capital	$1,229,696,865	$904,025,719
Accumulated (distributions in excess of) net investment income	—	4,189,846
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency and derivative transactions	49,995	(7,668,968)
Net unrealized appreciation (depreciation) on investments, foreign currency and derivative transactions	—	(470,906)

Net Assets	$1,229,746,860	$900,075,691

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$228,381,358	$631,246,493

Institutional shares outstanding	228,373,377	74,647,920

Net asset value, offering and redemption price per Institutional share	$1.00	$8.46

Net assets applicable to the Investor Class	$1,001,365,502	$268,829,198

Investor shares outstanding	1,001,288,832	20,020,721

Net asset value, offering and redemption price per Investor share	$1.00	$13.43

(1) Investments in securities of unaffiliated issuers, at cost	$759,595,710	$955,014,152
Investments in repurchase agreements, at cost	468,385,000	—
Investments in securities of affiliated issuers, at cost	—	41,070,892

Total investments, at cost	$1,227,980,710	$996,085,044

(2) Includes securities loaned of:	$—	$62,807,260

(3) Foreign currency, at cost	$—	$888,603

(4) Proceeds from securities sold short	$—	$3,419,683

(5) TBA sale commitments, at cost	$—	$—

(6) Premiums received on options written	$—	$88,240

See Notes to Financial Statements.

108

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$1,044,317,819	$281,334,153	$421,281,090
22,000,000	—	—
40,195,561	11,710,956	22,532,619

1,106,513,380	293,045,109	443,813,709
2,209,389	23,070	24,670
5,936,628	—	608,051
1,699,594	—	942,690
1,125,804	—	—

846	1,302	35,974
5,215,927	2,889,073	4,899,174
15,300	5,871	18,540
184,792,578	569,870	2,270,856
105	—	—
424,858	466,811	136,671
65,773	—	—
9,513,818	—	—
347,071	—	84,032
3,210,485	—	1,463,242
379,814	—	—
43,877	38,062	65,733

1,321,495,247	297,039,168	454,363,342

—	—	—
6,524,981	—	—
10,959	—	—
980,318	—	—
2,465,804	—	542,867
11,207,527	—	—
27,603,402	8,768,342	43,951,302
2,010,560	—	—

330,062,072	839,992	1,541,361
729,067	79,121	527,077
93,068	—	—
441,166	—	10,318
—	—	—
2,296	880	2,781

246,093	110,441	163,447
43,791	27,385	17,254
238,010	79,946	124,911

382,659,114	9,906,107	46,881,318

$938,836,133	$287,133,061	$407,482,024

$924,228,909	$260,404,302	$420,206,693
5,062,620	943,299	4,446,008

15,838	389,345	(17,404,084)

9,528,766	25,396,115	233,407

$938,836,133	$287,133,061	$407,482,024

$723,246,162	$147,558,255	$322,578,299

104,606,068	35,463,782	33,076,941

$6.91	$4.16	$9.75

$215,589,971	$139,574,806	$84,903,725

14,422,172	7,417,767	8,708,099

$14.95	$18.82	$9.75

$1,026,895,875	$255,943,393	$421,954,575
22,000,000	—	—
40,195,561	11,710,956	22,532,619

$1,089,091,436	$267,654,349	$444,487,194

$71,942,586	$17,444,186	$45,664,382

$1,698,214	$—	$892,707

$—	$—	$—

$6,496,633	$—	$—

$281,057	$—	$—

See Notes to Financial Statements.

109

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2016 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	—	7,867
Interest	2,884,608	8,129,162
Securities lending	—	63,554
Less foreign taxes withheld	—	(2,225)

Total Investment Income	2,884,608	8,198,358

Expenses
Investment advisory fees	839,564	1,301,688
Transfer agent fees:
Institutional shares	2,129	2,260
Investor shares	20,703	13,154
Custodian fees	12,952	44,173
Shareholder servicing fees:
Investor shares	1,327,451	315,337
Accounting and administration fees	136,143	183,648
Professional fees	31,250	53,190
Blue sky fees:
Institutional shares	15,118	7,349
Investor shares	19,095	9,177
Shareholder reporting fees:
Institutional shares	640	838
Investor shares	19,949	7,625
Trustee expenses	7,829	5,150
Line of credit facility fees and interest expense	4,188	5,568
Other expenses	20,847	32,790

Total expenses	2,457,858	1,981,947
Expenses waived/reimbursed net of amount recaptured(1)	(113,639)	(35,503)

Net expenses	2,344,219	1,946,444

Net Investment Income	540,389	6,251,914

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	43,317	(3,059,107)
Investment securities sold short	—	(244,644)
Futures transactions	—	218,130
Swap agreements	—	(42,347)
Option contracts written	—	531,983
Option contracts purchased	—	(243,065)
Foreign currency	—	(1,676,876)

Net realized gain (loss)	43,317	(4,515,926)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	10,960,891
Investment securities sold short	—	5,558
Futures	—	1,827,805
Swap agreements	—	(2,182,703)
Option contracts written	—	(491,005)
Option contracts purchased	—	218,575
Foreign currency	—	144,695

Net change in unrealized appreciation (depreciation)	—	10,483,816

Net Realized and Unrealized Gain (Loss)	43,317	5,967,890

Net Increase in Net Assets Resulting from Operations	$583,706	$12,219,804

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

110

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$21,787	$8,584	$167,622
6,914	1,720	5,327
14,342,754	6,288,683	11,206,699
72,827	27,239	87,937
—	—	(4,821)

14,444,282	6,326,226	11,462,764

1,506,171	658,823	984,447

2,249	2,002	1,894
13,075	12,888	10,260
160,049	6,622	25,460

249,276	155,358	100,037
224,403	45,713	102,902
53,190	41,497	43,245

7,327	6,994	2,326
7,824	7,986	8,271

835	390	690
7,291	6,377	2,810
5,415	1,640	2,382
2,958	895	1,803
120,005	9,002	16,923

2,360,068	956,187	1,303,450
(38,314)	(8,587)	(20,681)

2,321,754	947,600	1,282,769

12,122,528	5,378,626	10,179,995

4,345,790	674,034	(6,021,138)
(324,012)	—	—
1,834,228	—	(355,728)
(3,736,240)	—	—
1,437,034	—	—
(866,687)	—	(142,243)
(1,815,680)	(40,687)	(3,034,201)

874,433	633,347	(9,553,310)

33,610,661	27,470,254	32,292,018
(38,493)	—	—
3,022,972	—	(112,787)
(6,198,515)	—	—
(94,922)	—	—
(164,942)	—	(22,410)
81,521	9,200	723,950

30,218,282	27,479,454	32,880,771

31,092,715	28,112,801	23,327,461

$43,215,243	$33,491,427	$33,507,456

See Notes to Financial Statements.

111

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
	(Unaudited)
Operations:
Net investment income	$540,389	$267,444
Net realized gain (loss) on investment securities, foreign currency and derivatives	43,317	88,237
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—

Net increase in net assets resulting from operations	583,706	355,681

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(317,238)	(159,948)
Investor shares	(223,151)	(107,496)
Distributions from net realized capital gains
Institutional shares	—	(17,343)
Investor shares	—	(71,893)

Total dividends and distributions	(540,389)	(356,680)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	322,555,323	716,417,103
Investor shares	1,803,822,932	3,839,326,751
Reinvestment of dividends and distributions
Institutional shares	147,789	93,916
Investor shares	94,721	113,201

Total proceeds from shares sold and reinvested	2,126,620,765	4,555,950,971

Value of shares redeemed
Institutional shares	(340,211,593)	(592,248,516)
Investor shares	(1,844,008,229)	(3,961,518,030)

Total value of shares redeemed	(2,184,219,822)	(4,553,766,546)

Net increase (decrease) from capital share transactions(1)	(57,599,057)	2,184,425

Total increase (decrease) in net assets	(57,555,740)	2,183,426

Net Assets:
Beginning of Period	1,287,302,600	1,285,119,174

End of Period*	$1,229,746,860	$1,287,302,600

* Including undistributed (distributions in excess of) net investment income	$—	$—

(1) See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

112

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
(Unaudited)		(Unaudited)

$6,251,914	$11,691,675	$12,122,528	$20,516,851
(4,515,926)	(1,277,847)	874,433	12,284,796
10,483,816	(5,598,881)	30,218,282	(32,595,404)

12,219,804	4,814,947	43,215,243	206,243

(2,199,135)	(6,206,090)	(6,623,532)	(19,835,112)
(219,198)	(4,004,414)	(630,660)	(5,372,791)

—	—	—	(8,134,050)
—	—	—	(2,134,885)

(2,418,333)	(10,210,504)	(7,254,192)	(35,476,838)

39,361,760	533,537,034	37,429,514	538,487,348
41,138,473	56,861,484	28,436,764	35,790,325

2,198,203	6,202,579	6,617,218	27,940,007
218,819	4,003,486	629,894	7,503,003

82,917,255	600,604,583	73,113,390	609,720,683

(34,693,211)	(56,796,481)	(54,769,527)	(65,371,757)
(17,973,217)	(524,728,254)	(10,091,764)	(523,381,325)

(52,666,428)	(581,524,735)	(64,861,291)	(588,753,082)

30,250,827	19,079,848	8,252,099	20,967,601

40,052,298	13,684,291	44,213,150	(14,302,994)

860,023,393	846,339,102	894,622,983	908,925,977

$900,075,691	$860,023,393	$938,836,133	$894,622,983

$4,189,846	$356,265	$5,062,620	$194,284

See Notes to Financial Statements.

113

STATEMENTS OF CHANGES IN NET ASSETS

	Extended-Duration Bond Fund
	For the Six Months Ended 06/30/16	For the Year Ended 12/31/14
	(Unaudited)
Operations:
Net investment income	$5,378,626	$10,894,985
Net realized gain (loss) on investment securities, foreign currency and derivative	633,347	8,433,293
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivative	27,479,454	(34,267,413)

Net increase (decrease) in net assets resulting from operations	33,491,427	(14,939,135)

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(3,847,828)	(8,255,611)
Investor shares	(586,803)	(2,613,268)
Distributions from net realized capital gains
Institutional shares	(1,041,838)	(8,221,411)
Investor shares	(200,593)	(3,229,289)

Total dividends and distributions	(5,677,062)	(22,319,579)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	7,100,932	119,793,129
Investor shares	34,996,848	28,567,162
Reinvestment of dividends and distributions
Institutional shares	4,887,632	16,470,485
Investor shares	783,613	5,835,124

Total proceeds from shares sold and reinvested	47,769,025	170,665,900

Value of shares redeemed
Institutional shares	(26,509,149)	(18,375,581)
Investor shares	(17,779,061)	(160,827,372)

Total value of shares redeemed	(44,288,210)	(179,202,953)

Net increase (decrease) from capital share transactions(1)	3,480,815	(8,537,053)

Total increase (decrease) in net assets	31,295,180	(45,795,767)

Net Assets:
Beginning of Period	255,837,881	301,633,648

End of Period*	$287,133,061	$255,837,881

* Including undistributed (distributions in excess of) net investment income	$943,299	$(696)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

114

Global Bond Fund
For the Six Months Ended 06/30/16	For the Year Ended 12/31/14
(Unaudited)

$10,179,995	$15,259,976
(9,553,310)	(904,056)

32,880,771	(38,276,775)

33,507,456	(23,920,855)

(4,334,124)	(8,590,342)
(1,000,282)	(7,161,903)

—	—
—	—

(5,334,406)	(15,752,245)

9,747,595	344,440,917
13,113,445	18,823,824
4,304,302	8,590,341
999,292	7,159,800

28,164,634	379,014,882

(25,292,717)	(8,005,220)
(13,572,480)	(342,648,454)

(38,865,197)	(350,653,674)

(10,700,563)	28,361,208

17,472,487	(11,311,892)

390,009,537	401,321,429

$407,482,024	$390,009,537

$4,446,008	$(399,581)

See Notes to Financial Statements.

115

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2016(3)	$1.00	$—	†#	$—	†	$— †	$—	$1.00	0.14%	$228,381	0.17%	0.18%	0.28%	N/A
2015	1.00	—	†#	—	†	— †	— †	1.00	0.08	245,882	0.17	0.18	0.08	N/A
2014	1.00	—	†#	—	†	— †	— †	1.00	0.02	121,624	0.18	0.19	0.01	N/A
2013(4)	1.00	—	†#	—	†	— †	— †	1.00	0.04	106,060	0.18	0.20	0.04	N/A
2012	1.00	—	†#	—	†	— †	— †	1.00	0.10	106,664	0.18	0.20	0.10	N/A
2011	1.00	—	†#	—	†	— †	— †	1.00	0.10	116,298	0.18	0.19	0.09	N/A
Investor Class
2016(3)	$1.00	$—	†#	$—	†	$— †	$—	$1.00	0.02%	$1,001,366	0.40%	0.42%	0.04%	N/A
2015	1.00	—	†#	—	†	— †	— †	1.00	0.02	1,041,421	0.24	0.43	0.01	N/A
2014	1.00	—	†#	—	†	— †	— †	1.00	0.02	1,163,495	0.19	0.44	0.01	N/A
2013(4)	1.00	—	†#	—	†	— †	— †	1.00	0.02	1,262,938	0.21	0.44	0.01	N/A
2012	1.00	—	†#	—	†	— †	— †	1.00	0.01	1,131,756	0.27	0.44	0.01	N/A
2011	1.00	—	†#	—	†	— †	— †	1.00	0.01	1,161,630	0.27	0.42	0.01	N/A
Low-Duration Bond Fund
Institutional Class
2016(3)	$8.37	$0.06	#	$0.06		$(0.03)	$—	$8.46	1.43%	$631,246	0.37%	0.38%	1.52%	180%
2015	8.44	0.13	#	(0.06	)(5)	(0.14)	—	8.37	0.79	617,698	0.37	0.38	1.52	746
2014	8.54	0.09	#	0.01	(5)	(0.19)	(0.01)	8.44	1.16	141,461	0.36	0.42	1.06	529
2013(6)	8.71	0.11	#	(0.11	)(5)	(0.16)	(0.01)	8.54	0.02	136,966	0.36	0.42	1.26	202
2012	8.59	0.15	#	0.22	(5)	(0.22)	(0.03)	8.71	4.35	135,526	0.36	0.41	1.68	228
2011	8.70	0.16	#	(0.01	)(5)	(0.23)	(0.03)	8.59	1.77	122,462	0.36	0.42	1.84	221
Investor Class
2016(3)	$13.27	$0.08	#	$0.09		$(0.01)	$—	$13.43	1.29%	$268,829	0.64%	0.65%	1.26%	180%
2015	13.31	0.16	#	(0.09	)(5)	(0.11)	—	13.27	0.49	242,325	0.60	0.65	1.17	746
2014	13.35	0.11	#	0.02	(5)	(0.16)	(0.01)	13.31	0.97	704,878	0.57	0.66	0.85	529
2013(6)	13.52	0.14	#	(0.16	)(5)	(0.14)	(0.01)	13.35	(0.20)	701,299	0.57	0.66	1.04	202
2012	13.20	0.20	#	0.35	(5)	(0.20)	(0.03)	13.52	4.15	678,099	0.57	0.65	1.47	228
2011	13.23	0.22	#	(0.01	)(5)	(0.21)	(0.03)	13.20	1.58	621,713	0.55	0.65	1.64	221
Medium-Duration Bond Fund
Institutional Class
2016(3)	$6.65	$0.09	#	$0.23		$(0.06)	$—	$6.91	4.89%	$723,246	0.45%	0.46%	2.75%	155%
2015	6.99	0.17	#	(0.16	)(5)	(0.25)	(0.10)	6.65	0.03	706,760	0.45	0.47	2.46	346
2014	6.91	0.15	#	0.26	(5)	(0.29)	(0.04)	6.99	6.03	239,389	0.48	0.52	2.14	408
2013(7)	7.32	0.16	#	(0.29	)(5)	(0.27)	(0.01)	6.91	(1.90)	227,172	0.48	0.52	2.21	409
2012	7.24	0.17	#	0.39	(5)	(0.28)	(0.20)	7.32	7.93	251,565	0.48	0.51	2.32	570
2011	7.25	0.20	#	0.27	(5)	(0.35)	(0.13)	7.24	6.56	228,024	0.48	0.52	2.76	609
Investor Class
2016(3)	$14.31	$0.18	#	$0.51		$(0.05)	$—	$14.95	4.80%	$215,590	0.73%	0.74%	2.48%	155%
2015	14.65	0.28	#	(0.31	)(5)	(0.21)	(0.10)	14.31	(0.22)	187,863	0.66	0.75	1.92	346
2014	14.14	0.29	#	0.53	(5)	(0.27)	(0.04)	14.65	5.82	669,537	0.63	0.77	1.98	408
2013(7)	14.68	0.30	#	(0.59	)(5)	(0.24)	(0.01)	14.14	(1.98)	582,451	0.63	0.77	2.06	409
2012	14.07	0.32	#	0.75	(5)	(0.26)	(0.20)	14.68	7.68	620,945	0.63	0.75	2.18	570
2011	13.65	0.37	#	0.51	(5)	(0.33)	(0.13)	14.07	6.49	636,218	0.61	0.75	2.62	609

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share, Total Return or the Ratio of Net Investment Income to Average Net Assets for Institutional Class and Investor Class.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.
(7)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.07%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

116

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated										Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Extended-Duration Bond Fund
Institutional Class
2016(3)	$3.80	$0.08#	$0.41		$(0.10)	$(0.03)	$4.16	13.21%	$147,558	0.57%	0.58%	4.12%	11%
2015	4.65	0.17#	(0.38	)(4)	(0.31)	(0.33)	3.80	(5.01)	148,920	0.60	0.60	4.09	42
2014	4.78	0.21#	0.59	(4)	(0.53)	(0.40)	4.65	17.47	56,216	0.56	0.57	4.19	48
2013(5)	6.36	0.27#	(0.58	)(4)	(0.63)	(0.64)	4.78	(5.10)	51,959	0.55	0.55	4.61	37
2012	6.48	0.31#	0.64	(4)	(0.65)	(0.42)	6.36	15.41	86,268	0.52	0.53	4.68	27
2011	6.93	0.37#	0.49	(4)	(0.74)	(0.57)	6.48	13.33	74,591	0.54	0.55	5.32	41
Investor Class
2016(3)	$16.76	$0.34#	$1.83		$(0.08)	$(0.03)	$18.82	12.99%	$139,575	0.85%	0.86%	3.84%	11%
2015	18.30	0.66#	(1.60	)(4)	(0.27)	(0.33)	16.76	(5.30)	106,918	0.82	0.85	3.65	42
2014	16.39	0.71#	2.10	(4)	(0.50)	(0.40)	18.30	17.32	245,417	0.75	0.83	3.99	48
2013(5)	18.58	0.78#	(1.74	)(4)	(0.59)	(0.64)	16.39	(5.24)	218,822	0.75	0.80	4.40	37
2012	17.08	0.81#	1.72	(4)	(0.61)	(0.42)	18.58	15.06	384,705	0.75	0.78	4.45	27
2011	16.28	0.86#	1.22	(4)	(0.71)	(0.57)	17.08	13.14	330,879	0.73	0.78	5.13	41
Global Bond Fund
Institutional Class
2016(3)	$9.08	$0.24#	$0.56		$(0.13)	$—	$9.75	8.87%	$322,578	0.59%	0.60%	5.25%	16%
2015(6)	10.09	0.27#	(1.02	)(4)	(0.26)	—	9.08	(7.54)	311,374	0.59	0.62	4.15	30
Investor Class
2016(3)	$9.08	$0.23#	$0.56		$(0.12)	$—	$9.75	8.72%	$84,904	0.89%	0.90%	4.95%	16%
2015	10.03	0.33#	(0.92	)(4)	(0.36)	—	9.08	(6.00)	78,636	0.82	0.84	3.35	30
2014	10.09	0.37#	(0.07	)(4)	(0.36)	—	10.03	2.90	401,321	0.79	0.82	3.64	57
2013(7)	10.38	0.39#	(0.36	)(4)	(0.32)	—	10.09	0.30	357,842	0.80	0.83	3.77	101
2012	9.73	0.45#	0.74	(4)	(0.54)	—	10.38	12.52	232,856	0.83	0.86	4.41	64
2011	9.83	0.51#	(0.09	)(4)	(0.52)	—	9.73	4.35	170,167	0.86	0.88	5.09	68

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(5)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.
(6)	Inception date was April 30, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01, Total Return by 0.10%, and the Ratio of Net Investment Income to Average Net Assets by 0.02%.

See Notes to Financial Statements.

117

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	June 30, 2016	(Unaudited)

	Shares	Value
COMMON STOCKS — 45.1%
Consumer Discretionary — 4.5%
Advance Auto Parts, Inc.	262	$42,347
Amazon.com, Inc.*	1,648	1,179,342
AutoNation, Inc.*	58	2,725
AutoZone, Inc.Δ*	1,301	1,032,786
Bed Bath & Beyond, Inc.Δ	6,508	281,276
Best Buy Co., Inc.	307	9,394
BorgWarner, Inc.	232	6,849
CarMax, Inc.*	253	12,405
CBS Corporation Class B (Non-Voting Shares)	421	22,919
Chipotle Mexican Grill, Inc.Δ*	1,237	498,214
Coach, Inc.	313	12,752
Comcast Corporation Class A	6,836	445,639
Costco Wholesale CorporationΔ	12,433	1,952,478
D.R. Horton, Inc.	377	11,868
Darden Restaurants, Inc.Δ	4,316	273,375
Discovery Communications, Inc. Class A*	180	4,541
Discovery Communications, Inc. Class C*	364	8,681
Dollar General Corporation	460	43,240
Dollar Tree, Inc.Δ*	1,580	148,899
Domino’s Pizza, Inc.	2,746	360,769
eBay, Inc.*	4,125	96,566
Estee Lauder Cos., Inc. (The) Class A	13,099	1,192,271
Expedia, Inc.	116	12,331
Foot Locker, Inc.	175	9,601
Ford Motor Co.	6,135	77,117
Gap, Inc. (The)	301	6,387
General Motors Co.	1,773	50,176
Genuine Parts Co.Δ	3,617	366,221
Goodyear Tire & Rubber Co. (The)	280	7,185
H&R Block, Inc.	32,270	742,210
Hanesbrands, Inc.	225	5,654
Harley-Davidson, Inc.	250	11,325
Harman International Industries, Inc.	76	5,458
Hasbro, Inc.	91	7,643
Home Depot, Inc. (The)	13,552	1,730,455
Interpublic Group of Cos., Inc. (The)	481	11,111
Johnson Controls, Inc.	755	33,416
Kohl’s Corporation	228	8,646
L Brands, Inc.	443	29,739
Lennar Corporation Class A	243	11,202
LKQ Corporation*	400	12,680
Lowe’s Cos., Inc.	11,593	917,818
Macy’s, Inc.	419	14,083
Madison Square Garden Co. (The) Class A*	397	68,486
Marriott International, Inc. Class A	425	28,246
Mattel, Inc.	387	12,109
McDonald’s Corporation	15,790	1,900,169
Mohawk Industries, Inc.*	62	11,765
Netflix, Inc.*	525	48,027
Newell Brands, Inc.	917	44,539
News Corporation Class A	567	6,435
News Corporation Class B	636	7,422
NIKE, Inc. Class B	16,090	888,168

	Shares	Value
Nordstrom, Inc.	287	$10,920
Omnicom Group, Inc.	293	23,877
O’Reilly Automotive, Inc.Δ*	3,321	900,323
Panera Bread Co. Class AΔ*	2,200	466,268
Priceline Group, Inc. (The)*	164	204,739
PulteGroup, Inc.	257	5,009
PVH Corporation	92	8,669
Ralph Lauren Corporation	53	4,750
Ross Stores, Inc.	4,286	242,973
Scripps Networks Interactive, Inc. Class A	121	7,535
Staples, Inc.	437	3,767
Starbucks Corporation	23,692	1,353,287
Starwood Hotels & Resorts Worldwide, Inc.	337	24,921
Target Corporation	15,624	1,090,868
TEGNA, Inc.	255	5,908
Tiffany & Co.	162	9,824
Time Warner, Inc.	4,554	334,901
TJX Cos., Inc. (The)	14,270	1,102,072
Tractor Supply Co.	2,059	187,740
TripAdvisor, Inc.Δ*	4,968	319,442
Tupperware Brands CorporationΔ	19,797	1,114,175
Twenty-First Century Fox, Inc. Class A	1,877	50,773
Twenty-First Century Fox, Inc. Class B	766	20,874
Ulta Salon Cosmetics & Fragrance, Inc.*	80	19,491
Under Armour, Inc. Class A*	210	8,427
Under Armour, Inc. Class C*	211	7,698
Urban Outfitters, Inc.*	140	3,850
VF Corporation	493	30,315
Wal-Mart Stores, Inc.Δ	81,099	5,921,849
Walt Disney Co. (The)	8,390	820,710
Whirlpool Corporation	68	11,332
Williams-Sonoma, Inc.Δ	4,891	254,968
Wyndham Worldwide Corporation	274	19,517
Yum! Brands, Inc.	16,271	1,349,191

		30,666,123

Consumer Staples — 6.0%
Archer-Daniels-Midland Co.	23,646	1,014,177
Campbell Soup Co.	4,285	285,081
Church & Dwight Co., Inc.	9,663	994,226
Clorox Co. (The)	3,738	517,302
Coca-Cola Co. (The)	47,680	2,161,334
Colgate-Palmolive Co.	27,824	2,036,717
ConAgra Foods, Inc.	781	37,340
CVS Health Corporation	10,893	1,042,896
Dr. Pepper Snapple Group, Inc.	1,620	156,541
Flowers Foods, Inc.Δ	1,296	24,300
General Mills, Inc.	79,781	5,689,981
Hershey Co. (The)Δ	11,081	1,257,583
Hormel Foods CorporationΔ	16,896	618,394
J.M. Smucker Co. (The)	250	38,102
Kellogg Co.	7,244	591,473
Kimberly-Clark Corporation	9,200	1,264,816
Kraft Heinz Co. (The)	922	81,578
Kroger Co. (The)	17,451	642,022
McCormick & Co., Inc. (Non-Voting Shares)Δ	10,686	1,139,876
Mead Johnson Nutrition Co.Δ	59,583	5,407,157

See Notes to Financial Statements.

118

	Shares	Value
Mondelez International, Inc. Class A	2,203	$100,258
Monster Beverage Corporation*	2,687	431,828
PepsiCo, Inc.	49,544	5,248,691
Procter & Gamble Co. (The)	84,842	7,183,572
Sysco Corporation	41,487	2,105,050
Tyson Foods, Inc. Class A	397	26,516
Walgreens Boots Alliance, Inc.	8,381	697,886
Whole Foods Market, Inc.Δ	3,728	119,370

		40,914,067

Energy — 2.4%
Anadarko Petroleum Corporation	632	33,654
Apache Corporation	533	29,672
Baker Hughes, Inc.	610	27,529
Cabot Oil & Gas Corporation	422	10,862
Chesapeake Energy Corporation*	577	2,470
Chevron Corporation	12,144	1,273,056
Cimarex Energy Co.	65	7,756
Columbia Pipeline Group, Inc.	357	9,100
Concho Resources, Inc.*	150	17,890
ConocoPhillips	1,531	66,752
Devon Energy Corporation	598	21,677
EOG Resources, Inc.	689	57,476
EQT Corporation	171	13,241
Exxon Mobil Corporation	106,487	9,982,091
First Solar, Inc.*	87	4,218
FMC Technologies, Inc.*	280	7,468
Halliburton Co.	1,119	50,680
Helmerich & Payne, Inc.	350	23,495
Hess Corporation	311	18,691
Kinder Morgan, Inc.	2,302	43,093
Marathon Oil Corporation	789	11,843
Marathon Petroleum Corporation	670	25,433
Murphy Oil Corporation	194	6,159
National Oilwell Varco, Inc.	635	21,368
Newfield Exploration Co.*	175	7,731
Noble Energy, Inc.	885	31,745
Occidental Petroleum Corporation	51,649	3,902,598
ONEOK, Inc.	236	11,198
Phillips 66	702	55,697
Pioneer Natural Resources Co.	213	32,208
Range Resources Corporation	186	8,024
Spectra Energy Corporation	1,190	43,590
Tesoro Corporation	143	10,714
Valero Energy Corporation	605	30,855
Williams Cos., Inc. (The)	1,187	25,675

		15,925,709

Financial Services — 10.0%
Affiliated Managers Group, Inc.*	64	9,009
Aflac, Inc.	1,457	105,137
Alleghany Corporation*	963	529,246
Alliance Data Systems Corporation*	78	15,282
Allstate Corporation (The)	73,972	5,174,341
American Express Co.	7,795	473,624
American Financial Group, Inc.	7,038	520,319
American International Group, Inc.	1,540	81,451

	Shares	Value
American Tower Corporation REIT	834	$94,751
Ameriprise Financial, Inc.	217	19,497
Apartment Investment & Management Co. Class A REIT	481	21,241
Arthur J. Gallagher & Co.	250	11,900
Assurant, Inc.	75	6,473
AvalonBay Communities, Inc. REIT	172	31,027
Bank of America Corporation	15,137	200,868
Bank of Hawaii CorporationΔ	10,900	749,920
Bank of New York Mellon Corporation (The)	1,545	60,023
BB&T Corporation	4,915	175,023
Berkshire Hathaway, Inc. Class B*	2,560	370,662
BlackRock, Inc.	2,495	854,612
BOK Financial Corporation	1,857	116,434
Boston Properties, Inc. REIT	174	22,951
Capital One Financial Corporation	10,914	693,148
Capitol Federal Financial, Inc.Δ	427,500	5,963,625
CBRE Group, Inc. Class A*	315	8,341
Charles Schwab Corporation (The)	1,805	45,685
Cincinnati Financial Corporation	241	18,049
Citigroup, Inc.	3,948	167,356
Citizens Financial Group, Inc.	400	7,992
CME Group, Inc.	506	49,284
CNA Financial Corporation	6,408	201,339
Comerica, Inc.Δ	34,801	1,431,365
Commerce Bancshares, Inc.Δ	47,538	2,277,070
Crown Castle International Corporation REIT	1,012	102,647
Digital Realty Trust, Inc. REIT	205	22,343
Discover Financial Services	1,687	90,406
Dun & Bradstreet Corporation (The)	354	43,131
E*TRADE Financial Corporation*	326	7,658
Equifax, Inc.	138	17,719
Equinix, Inc. REIT	56	21,713
Equity Residential REIT	467	32,167
Erie Indemnity Co. Class A	2,706	268,814
Essex Property Trust, Inc. REIT	90	20,528
FactSet Research Systems, Inc.	2,126	343,179
Federal Realty Investment Trust REIT	55	9,105
Fidelity National Information Services, Inc.	329	24,241
Fifth Third Bancorp	1,381	24,292
Fiserv, Inc.*	888	96,552
Franklin Resources, Inc.Δ	9,145	305,169
General Growth Properties, Inc. REIT	589	17,564
Global Payments, Inc.	200	14,276
Goldman Sachs Group, Inc. (The)	525	78,005
Hartford Financial Services Group, Inc. (The)	507	22,501
HCP, Inc. REIT	516	18,256
Host Hotels & Resorts, Inc. REITΔ	66,461	1,077,333
Huntington Bancshares, Inc.	953	8,520
Intercontinental Exchange, Inc.	139	35,578

See Notes to Financial Statements.

119

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Iron Mountain, Inc. REIT	206	$8,205
Jack Henry & Associates, Inc.	2,600	226,902
JPMorgan Chase & Co.	28,994	1,801,687
KeyCorp	867	9,580
Kimco Realty Corporation REIT	228	7,155
Leucadia National Corporation	355	6,152
Lincoln National Corporation	300	11,631
Loews Corporation	130	5,342
M&T Bank CorporationΔ	11,620	1,373,833
Macerich Co. (The) REIT	159	13,577
Markel Corporation*	1,618	1,541,598
Marsh & McLennan Cos., Inc.	57,298	3,922,621
MasterCard, Inc. Class A	12,147	1,069,665
Mercury General CorporationΔ	7,577	402,793
MetLife, Inc.Δ	30,386	1,210,274
Moody’s Corporation	279	26,145
Morgan Stanley	2,100	54,558
Navient Corporation	520	6,214
New York Community Bancorp, Inc.Δ	61,920	928,181
Northern Trust Corporation	48,453	3,210,496
PayPal Holdings, Inc.*	1,368	49,946
People’s United Financial, Inc.Δ	64,574	946,655
PNC Financial Services Group, Inc. (The)Δ	80,882	6,582,986
Principal Financial Group, Inc.	312	12,826
ProAssurance Corporation	8,388	449,177
Progressive Corporation (The)	38,195	1,279,533
Prologis, Inc. REIT	628	30,797
Prudential Financial, Inc.	592	42,233
Public Storage REIT	195	49,840
Realty Income Corporation REIT	312	21,640
Regions Financial Corporation	1,188	10,110
S&P Global, Inc.	309	33,143
Signature Bank*	1,800	224,856
Simon Property Group, Inc. REIT	415	90,014
State Street Corporation	490	26,421
SunTrust Banks, Inc.Δ	106,207	4,362,984
SVB Financial Group*	606	57,667
Synchrony Financial*	664	16,786
T. Rowe Price Group, Inc.	297	21,672
TCF Financial Corporation	9,485	119,985
TFS Financial Corporation	14,822	255,235
Torchmark Corporation	321	19,844
Total System Services, Inc.	261	13,862
Travelers Cos., Inc. (The)	16,894	2,011,062
U.S. Bancorp	140,906	5,682,739
UDR, Inc. REIT	300	11,076
UMB Financial CorporationΔ	4,900	260,729
Unum Group	295	9,378
Ventas, Inc. REIT	622	45,294
Visa, Inc. Class AΔ	26,043	1,931,609
Vornado Realty Trust REIT	197	19,724
W.R. Berkley Corporation	4,601	275,692
Waddell & Reed Financial, Inc. Class A	13,974	240,632
Wells Fargo & Co.	43,446	2,056,299
Welltower, Inc. REIT	570	43,417
Western Union Co. (The)	622	11,930
Weyerhaeuser Co. REIT	31,643	942,012

	Shares	Value
Zions Bancorporation	159	$3,996

		67,309,152

Healthcare — 5.4%
Abbott Laboratories	12,988	510,558
AbbVie, Inc.Δ	5,975	369,912
Aetna, Inc.Δ	8,720	1,064,974
Agilent Technologies, Inc.	2,577	114,316
Alexion Pharmaceuticals, Inc.*	298	34,794
Amgen, Inc.	1,781	270,979
Anthem, Inc.	5,416	711,337
Baxter International, Inc.Δ	70,468	3,186,563
Becton Dickinson and Co.	6,600	1,119,294
Biogen, Inc.*	644	155,732
Bio-Rad Laboratories, Inc. Class A*	292	41,762
Boston Scientific Corporation*	1,912	44,683
Bristol-Myers Squibb Co.	13,821	1,016,535
Bruker Corporation	5,197	118,180
C.R. Bard, Inc.	4,228	994,256
Cardinal Health, Inc.	11,560	901,796
Celgene Corporation*	1,108	109,282
Centene Corporation*	253	18,057
Cerner Corporation*	1,935	113,391
Cigna Corporation	310	39,677
DaVita HealthCare Partners, Inc.*	200	15,464
DENTSPLY SIRONA, Inc.	281	17,433
DexCom, Inc.Δ*	376	29,828
Edwards Lifesciences Corporation*	3,375	336,589
Eli Lilly & Co.	20,277	1,596,814
Express Scripts Holding Co.*	4,666	353,683
Gilead Sciences, Inc.	1,885	157,247
HCA Holdings, Inc.*	500	38,505
Henry Schein, Inc.Δ*	3,614	638,955
Humana, Inc.	232	41,732
IDEXX Laboratories, Inc.*	1,043	96,853
Illumina, Inc.*	164	23,022
Intuitive Surgical, Inc.*	671	443,806
Johnson & Johnson	101,290	12,286,477
Laboratory Corporation of America Holdings*	864	112,553
McKesson Corporation	1,869	348,849
Patterson Cos., Inc.Δ	3,219	154,158
PerkinElmer, Inc.	128	6,710
Quest Diagnostics, Inc.Δ	52,843	4,301,949
Regeneron Pharmaceuticals, Inc.*	108	37,717
ResMed, Inc.Δ	3,044	192,472
St. Jude Medical, Inc.	321	25,038
Stryker Corporation	11,734	1,406,085
Thermo Fisher Scientific, Inc.	529	78,165
United Therapeutics Corporation*	1,356	143,628
UnitedHealth Group, Inc.	15,808	2,232,090
Universal Health Services, Inc. Class B	174	23,333
Vertex Pharmaceuticals, Inc.*	308	26,494
Zimmer Biomet Holdings, Inc.	1,105	133,020
Zoetis, Inc.	1,989	94,398

		36,329,145

Materials & Processing — 0.9%
Acuity Brands, Inc.	55	13,638

See Notes to Financial Statements.

120

	Shares	Value
Air Products & Chemicals, Inc.	26,724	$3,795,877
Albemarle Corporation	100	7,931
Alcoa, Inc.	1,077	9,984
Ball Corporation	161	11,639
CF Industries Holdings, Inc.	315	7,592
Dow Chemical Co. (The)	1,623	80,679
E.I. du Pont de Nemours & Co.	1,220	79,056
Eastman Chemical Co.	174	11,815
Ecolab, Inc.	384	45,542
Fastenal Co.Δ	5,971	265,053
FMC Corporation	151	6,993
Freeport-McMoRan, Inc.	1,563	17,412
GCP Applied Technologies, Inc.*	1,553	40,440
International Flavors & Fragrances, Inc.Δ	693	87,367
International Paper Co.	550	23,309
Martin Marietta Materials, Inc.	107	20,544
Masco Corporation	401	12,407
Monsanto Co.	713	73,731
Mosaic Co. (The)	346	9,058
NewMarket CorporationΔ	60	24,863
Newmont Mining Corporation	511	19,990
Nucor Corporation	354	17,491
Owens-Illinois, Inc.*	127	2,287
PPG Industries, Inc.	3,914	407,643
Praxair, Inc.	2,080	233,771
Sealed Air Corporation	225	10,343
Sherwin-Williams Co. (The)	3,305	970,579
Vulcan Materials Co.	147	17,693
WestRock Co.	198	7,696

		6,332,423

Producer Durables — 5.5%
3M Co.	36,245	6,347,224
Alaska Air Group, Inc.	3,068	178,834
American Airlines Group, Inc.	837	23,695
AMETEK, Inc.	278	12,852
Automatic Data Processing, Inc.	11,223	1,031,057
Boeing Co. (The)	9,963	1,293,895
C.H. Robinson Worldwide, Inc.	2,398	178,051
Caterpillar, Inc.	705	53,446
Cintas Corporation	3,375	331,189
CSX Corporation	1,157	30,175
Cummins, Inc.	1,471	165,399
Danaher Corporation	4,461	450,561
Deere & Co.	419	33,956
Delta Air Lines, Inc.	1,218	44,372
Dover Corporation	192	13,309
Emerson Electric Co.	6,901	359,956
Expeditors International of Washington, Inc.	4,887	239,658
FedEx Corporation	3,371	511,650
FLIR Systems, Inc.	1,545	47,818
Flowserve Corporation	133	6,008
Fluor Corporation	182	8,969
General Dynamics Corporation	4,569	636,188
General Electric Co.	45,779	1,441,123
Honeywell International, Inc.	6,338	737,236
Huntington Ingalls Industries, Inc.	1,631	274,057

	Shares	Value
Illinois Tool Works, Inc.	443	$46,143
J.B. Hunt Transport Services, Inc.Δ	900	72,837
Jacobs Engineering Group, Inc.*	78	3,885
Kansas City Southern	102	9,189
Landstar System, Inc.Δ	3,115	213,876
Lockheed Martin Corporation	5,185	1,286,761
Mettler-Toledo International, Inc.*	1,400	510,888
MSC Industrial Direct Co., Inc. Class AΔ	3,700	261,072
Norfolk Southern Corporation	10,055	855,982
Northrop Grumman Corporation	4,162	925,129
PACCAR, Inc.	409	21,215
Parker-Hannifin Corporation	153	16,532
Paychex, Inc.	21,169	1,259,556
Pitney Bowes, Inc.	332	5,910
Quanta Services, Inc.*	139	3,214
Raytheon Co.	6,392	868,992
Republic Services, Inc.	81,622	4,188,025
Robert Half International, Inc.	1,859	70,939
Rockwell Automation, Inc.Δ	17,241	1,979,612
Rockwell Collins, Inc.	3,303	281,217
Roper Technologies, Inc.	70	11,939
Ryder System, Inc.	111	6,787
Snap-on, Inc.	44	6,944
Southwest Airlines Co.	7,428	291,252
Stanley Black & Decker, Inc.	15,920	1,770,622
Stericycle, Inc.Δ*	981	102,142
Textron, Inc.	272	9,944
TransDigm Group, Inc.*	70	18,458
Union Pacific Corporation	6,964	607,609
United Continental Holdings, Inc.*	298	12,230
United Parcel Service, Inc. Class BΔ	36,456	3,927,040
United Rentals, Inc.*	69	4,630
United Technologies Corporation	7,849	804,915
Verisk Analytics, Inc.*	195	15,811
W.W. Grainger, Inc.Δ	584	132,714
Waste Management, Inc.	31,584	2,093,072
Xerox Corporation	1,257	11,929
Xylem, Inc.	389	17,369

		37,177,059

Technology — 4.4%
Activision Blizzard, Inc.	631	25,007
Adobe Systems, Inc.*	1,397	133,819
Akamai Technologies, Inc.*	203	11,354
Alphabet, Inc. Class A*	2,001	1,407,764
Alphabet, Inc. Class C*	384	265,766
Amphenol Corporation Class A	428	24,537
Analog Devices, Inc.	354	20,051
Apple, Inc.	17,805	1,702,158
Applied Materials, Inc.	175,070	4,196,428
Arista Networks, Inc.Δ*	1,572	101,205
Autodesk, Inc.*	257	13,914
CA, Inc.	368	12,081
Cisco Systems, Inc.	140,302	4,025,264
Citrix Systems, Inc.*	176	14,096
Cognizant Technology Solutions Corporation Class A*	4,047	231,650

See Notes to Financial Statements.

121

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Corning, Inc.	1,580	$32,358
CSRA, Inc.	165	3,866
Electronic Arts, Inc.*	423	32,046
EMC Corporation	2,758	74,935
F5 Networks, Inc.*	2,946	335,373
Facebook, Inc. Class A*	3,385	386,838
Gartner, Inc.*	4,526	440,878
Harris Corporation	120	10,013
Hewlett Packard Enterprise Co.	2,151	39,299
HP, Inc.	2,151	26,995
Intel Corporation	32,741	1,073,905
International Business Machines Corporation	9,526	1,445,856
Intuit, Inc.	13,822	1,542,673
Juniper Networks, Inc.	571	12,842
KLA-Tencor Corporation	188	13,771
Lam Research Corporation	181	15,215
Linear Technology CorporationΔ	17,375	808,459
Maxim Integrated Products, Inc.	119,300	4,257,817
Microchip Technology, Inc.	228	11,573
Micron Technology, Inc.*	1,206	16,595
Microsoft Corporation	53,617	2,743,582
Motorola Solutions, Inc.	226	14,909
NetApp, Inc.	15,352	377,506
NVIDIA CorporationΔ	2,135	100,366
Oracle Corporation	61,617	2,521,984
Qorvo, Inc.*	175	9,670
QUALCOMM, Inc.	7,288	390,418
Red Hat, Inc.*	180	13,068
salesforce.com, Inc.*	781	62,019
Skyworks Solutions, Inc.	143	9,049
Symantec Corporation	1,081	22,204
Synopsys, Inc.*	600	32,448
Teradata CorporationΔ*	3,703	92,834
Texas Instruments, Inc.	6,754	423,138
VeriSign, Inc.*	180	15,563
Western Digital Corporation	300	14,178
Xilinx, Inc.	304	14,024
Yahoo!, Inc.*	1,188	44,621

		29,667,982

Utilities — 6.0%
AES Corporation	1,420	17,722
AGL Resources, Inc.	200	13,194
Alliant Energy Corporation	3,800	150,860
Ameren Corporation	174	9,323
American Electric Power Co., Inc.	16,406	1,149,897
American Water Works Co., Inc.	20,960	1,771,330
Aqua America, Inc.	27,717	988,388
AT&T, Inc.	51,885	2,241,951
Atmos Energy CorporationΔ	27,900	2,268,828
CenterPoint Energy, Inc.	11,288	270,912
CenturyLink, Inc.	1,162	33,710
CMS Energy Corporation	355	16,280
Consolidated Edison, Inc.Δ	13,628	1,096,236
Dominion Resources, Inc.Δ	14,963	1,166,067
DTE Energy Co.	7,501	743,499
Duke Energy Corporation	13,455	1,154,304
Edison InternationalΔ	34,771	2,700,664
Entergy Corporation	204	16,595
Eversource Energy	453	27,135
Exelon Corporation	9,302	338,221
FirstEnergy Corporation	633	22,098

	Shares	Value
Frontier Communications Corporation	2,478	$12,241
Level 3 Communications, Inc.*	391	20,133
NextEra Energy, Inc.	8,076	1,053,110
NiSource, Inc.Δ	9,257	245,496
NRG Energy, Inc.	370	5,546
OGE Energy CorporationΔ	10,332	338,373
ONE Gas, Inc.	69,349	4,617,950
PG&E Corporation	56,595	3,617,552
Pinnacle West Capital Corporation	9,096	737,322
PPL Corporation	5,163	194,903
Public Service Enterprise Group, Inc.	42,334	1,973,188
SCANA Corporation	161	12,181
Sempra EnergyΔ	9,189	1,047,730
Southern Co. (The)	31,437	1,685,966
TECO Energy, Inc.	293	8,098
UGI Corporation	16,117	729,294
Vectren Corporation	13,410	706,305
Verizon Communications, Inc.Δ	88,986	4,968,978
WEC Energy Group, Inc.Δ	6,173	403,097
WGL Holdings, Inc.Δ	27,200	1,925,488
Xcel Energy, Inc.	9,067	406,020

		40,906,185

Total Common Stocks
(Cost $248,499,138)		305,227,845

FOREIGN COMMON STOCKS — 4.0%
Bermuda — 0.6%
Arch Capital Group, Ltd.*	14,300	1,029,600
Assured Guaranty, Ltd.	15,561	394,783
AXIS Capital Holdings, Ltd.	3,742	205,810
Everest Re Group, Ltd.	8,316	1,519,084
Invesco, Ltd.	543	13,868
RenaissanceRe Holdings, Ltd.	4,600	540,224
White Mountains Insurance Group, Ltd.	122	102,724

		3,806,093

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	13,854

Canada — 0.0%
Waste Connections, Inc.	4,700	338,635

Curacao — 1.0%
Schlumberger, Ltd.	86,431	6,834,963

France — 0.8%
TOTAL SAΔ	106,652	5,114,628

Guernsey — 0.0%
Amdocs, Ltd.	640	36,941

Ireland — 1.0%
Accenture PLC Class A	10,698	1,211,976
Allegion PLC	94	6,526
Eaton Corporation PLCΔ	6,833	408,135
Ingersoll-Rand PLC	294	18,722
Mallinckrodt PLC*	1,040	63,211
Medtronic PLCΔ	55,749	4,837,341
Pentair PLC	224	13,057
Seagate Technology PLC	372	9,062
Tyco International PLC	478	20,363
Willis Towers Watson PLC	205	25,484
XL Group PLC	302	10,060

		6,623,937

See Notes to Financial Statements.

122

	Shares	Value
Japan — 0.0%
Honda Motor Co., Ltd.	9,100	$228,276

Jersey — 0.0%
Delphi Automotive PLC	351	21,972

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	217	14,572

Netherlands — 0.3%
Frank’s International NVΔ	105,702	1,544,306
Koninklijke Philips NV	22,811	566,543
LyondellBasell Industries NV Class A	489	36,391
Mylan NV*	1,759	76,059

		2,223,299

Panama — 0.0%
Carnival Corporation	682	30,144

Singapore — 0.0%
Broadcom, Ltd.	602	93,551

Switzerland — 0.2%
Chubb, Ltd.	9,753	1,274,815
Garmin, Ltd.	139	5,896
TE Connectivity, Ltd.	347	19,817
Transocean, Ltd.	893	10,618

		1,311,146

United Kingdom — 0.1%
Aon PLC	7,075	772,802
Nielsen Holdings PLC	438	22,763

		795,565

Total Foreign Common Stocks
(Cost $23,927,089)		27,487,576

PREFERRED STOCKS — 3.4%
Bank of America Corporation
7.25%, 12/31/49 CONV	6,115	7,307,425
Spire, Inc.
6.75%, 04/01/17 CONV	20,276	1,262,181
U.S. Bancorp
6.00%, 12/31/49†	259,000	6,762,490
Wells Fargo & Co.
7.50%, 12/31/49 CONV	5,802	7,537,958

Total Preferred Stocks
(Cost $22,043,392)		22,870,054

MASTER LIMITED PARTNERSHIP — 0.7%
Spectra Energy Partners LP
(Cost $4,241,918)	95,172	4,490,215

MONEY MARKET FUNDS — 18.5%
GuideStone Money Market Fund (Investor Class)¥	25,771,661	25,771,661
Northern Institutional Liquid Assets Portfolio§	99,190,204	99,190,204

Total Money Market Funds
(Cost $124,961,865)		124,961,865

SYNTHETIC CONVERTIBLE INSTRUMENTS — 1.1%
Credit Suisse AG+ 144A@	23,100	1,007,069
Deutsche Bank AG+ 144A@	22,500	1,298,152
Goldman Sachs International+ CONV@	54,800	2,345,659
Morgan Stanley BV+ CONV 144A@	24,300	1,614,735

	Shares	Value
UBS AG+@	8,000	$1,196,400

Total Synthetic Convertible Instruments
(Cost $7,133,706)		7,462,015

	Par
CORPORATE BONDS — 22.4%
Akamai Technologies, Inc.
0.46%, 02/15/19 CONVΩ	$3,255,000	3,216,363
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	2,540,000	2,549,525
Ares Capital Corporation
4.38%, 01/15/19 CONVΔ	3,335,000	3,480,906
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	1,305,000	1,455,891
1.50%, 10/15/20 CONV	1,305,000	1,515,431
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONVΔ	1,160,000	1,144,050
Brookdale Senior Living, Inc.
2.75%, 06/15/18 CONV	2,380,000	2,333,888
CalAtlantic Group, Inc.
1.63%, 05/15/18 CONV	1,720,000	2,213,425
0.25%, 06/01/19 CONV	560,000	521,150
Cardtronics, Inc.
1.00%, 12/01/20 CONVΔ	2,295,000	2,312,212
Cepheid
1.25%, 02/01/21 CONV	2,500,000	2,179,688
Chart Industries, Inc.
2.00%, 08/01/18 CONVΔ	840,000	785,925
Citigroup, Inc.
5.95%, 07/29/49†	2,174,000	2,150,901
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	2,260,000	2,525,550
Colony Starwood Homes
3.00%, 07/01/19 CONV	1,035,000	1,146,262
Dycom Industries, Inc.
0.75%, 09/15/21 CONV 144AΔ	1,668,000	1,907,775
Echo Global Logistics, Inc.
2.50%, 05/01/20 CONV	915,000	868,678
Electronics for Imaging, Inc.
0.75%, 09/01/19 CONVΔ	3,235,000	3,475,603
Empire State Realty OP LP
2.63%, 08/15/19 CONV 144A	705,000	775,500
Envestnet, Inc.
1.75%, 12/15/19 CONV	865,000	782,825
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONVΔ	625,000	719,923
Extra Space Storage LP
3.13%, 10/01/35 CONV 144A	2,585,000	2,954,978
FireEye, Inc.
1.63%, 06/01/35 CONV	1,415,000	1,254,928
General Electric Co.
5.00%, 12/29/49†	3,780,000	4,015,305
Hologic, Inc.
2.00%, 03/01/42 STEP CONV	1,392,000	1,788,720
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONV	2,069,000	2,111,673
Illumina, Inc.
0.73%, 06/15/19 CONVΩΔ	2,320,000	2,270,700
0.50%, 06/15/21 CONV	105,000	105,394

See Notes to Financial Statements.

123

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Impax Laboratories, Inc.
2.00%, 06/15/22 CONV 144A	$3,120,000	$2,741,700
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	1,530,000	2,328,469
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV 144A	935,000	904,612
Intel Corporation
2.95%, 12/15/35 CONV	7,506,000	9,724,961
InterDigital, Inc.
1.50%, 03/01/20 CONVΔ	2,840,000	2,951,825
Lam Research Corporation
1.25%, 05/15/18 CONVΔ	1,276,000	1,861,365
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV	2,250,000	2,266,875
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONVΔ	2,685,000	3,079,359
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	2,915,000	3,173,706
Meritor, Inc.
7.88%, 03/01/26 CONV	320,000	360,800
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	8,966,000	9,969,071
Molina Healthcare, Inc.
1.63%, 08/15/44 CONV	1,795,000	1,957,672
National Health Investors, Inc.
3.25%, 04/01/21 CONV	1,725,000	1,912,594
Newmont Mining Corporation
1.63%, 07/15/17 CONV	1,640,000	1,838,850
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144AΔ	830,000	809,769
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	1,285,000	1,135,619
NuVasive, Inc.
2.25%, 03/15/21 CONV 144A	1,900,000	2,258,625
NVIDIA Corporation
1.00%, 12/01/18 CONV	165,000	385,275
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	2,455,000	2,206,431
Palo Alto Networks, Inc.
(8.04)%, 07/01/19 CONVΩ	500,000	639,688
Priceline Group, Inc.
0.35%, 06/15/20 CONVΔ	2,210,000	2,602,275
0.90%, 09/15/21 CONVΔ	995,000	1,009,925
Proofpoint, Inc.
1.25%, 12/15/18 CONV	565,000	946,728
0.75%, 06/15/20 CONVΔ	2,450,000	2,641,406
Red Hat, Inc.
0.25%, 10/01/19 CONVΔ	1,165,000	1,418,388
Royal Gold, Inc.
2.88%, 06/15/19 CONVΔ	1,960,000	2,107,000
RTI International Metals, Inc.
1.63%, 10/15/19 CONV	1,655,000	1,762,575
salesforce.com, Inc.
0.25%, 04/01/18 CONV	1,195,000	1,546,778
ServiceNow, Inc.
(4.70)%, 11/01/18 CONVΩΔ	1,335,000	1,491,862

	Par	Value
Shutterfly, Inc.
0.25%, 05/15/18 CONV	$1,485,000	$1,478,503
Spirit Realty Capital, Inc.
2.88%, 05/15/19 CONV	1,770,000	1,912,715
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	3,610,000	3,779,219
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONVΔ	1,175,000	1,168,391
Tesla Motors, Inc.
0.25%, 03/01/19 CONVΔ	1,345,000	1,197,050
1.25%, 03/01/21 CONV	1,895,000	1,566,928
TiVo, Inc.
2.00%, 10/01/21 CONVΔ	1,587,000	1,557,244
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,690,000	2,646,288
Tutor Perini Corporation
2.88%, 06/15/21 CONV 144A	350,000	367,500
Twitter, Inc.
1.00%, 09/15/21 CONVΔ	3,475,000	3,110,125
Verint Systems, Inc.
1.50%, 06/01/21 CONVΔ	2,885,000	2,641,578
Web.com Group, Inc.
1.00%, 08/15/18 CONV	2,045,000	1,890,347
WebMD Health Corporation
2.63%, 06/15/23 CONV 144A	695,000	681,534
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV	950,000	756,438
Workday, Inc.
0.75%, 07/15/18 CONVΔ	1,745,000	1,945,675
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	2,210,000	2,030,438
Yahoo!, Inc.
0.10%, 12/01/18 CONVΩ	2,205,000	2,199,488

Total Corporate Bonds
(Cost $148,013,994)		151,526,833

FOREIGN BONDS — 1.3%
Bermuda — 0.4%
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONVΔ	2,145,000	2,307,216
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	615,000	669,965

		2,977,181

Netherlands — 0.9%
NXP Semiconductors NV
1.00%, 12/01/19 CONVΔ	2,295,000	2,505,853
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONVΔ	1,500,000	1,635,930
STMicroelectronics NV
2.48%, 07/03/19 CONVΩ	1,600,000	1,486,400
Wright Medical Group NV
2.25%, 11/15/21 CONV 144A	225,000	231,469

		5,859,652

Total Foreign Bonds
(Cost $8,711,118)		8,836,833

See Notes to Financial Statements.

124

	Par	Value
U.S. TREASURY OBLIGATIONS — 17.7%
U.S. Treasury Bills
0.25%, 09/15/16Ω	$25,000,000	$24,989,650
0.27%, 09/15/16Ω	740,000	739,694
0.32%, 12/08/16Ω	1,500,000	1,498,125
0.43%, 12/08/16Ω‡‡	1,900,000	1,897,625
0.57%, 12/08/16Ω	28,000,000	27,965,000
0.46%, 03/02/17Ω	500,000	498,718
0.52%, 03/02/17Ω	2,300,000	2,294,103
0.61%, 03/02/17Ω	500,000	498,718
0.66%, 03/02/17Ω	31,475,000	31,394,298
0.54%, 06/22/17Ω	28,340,000	28,220,178

Total U.S. Treasury Obligations
(Cost $119,854,575)		119,996,109

TOTAL INVESTMENTS — 114.2%
(Cost $707,386,795)		772,859,345

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
S&P 500® , Strike Price $2,080.00, Expires 07/29/16 (MSCS)	(13)	(51,350)
S&P 500® , Strike Price $2,125.00, Expires 07/22/16 (RBC)	(13)	(13,845)
S&P 500® , Strike Price $2,130.00, Expires 07/15/16 (MSCS)	(14)	(7,840)
S&P 500® , Strike Price $2,145.00, Expires 07/01/16 (DEUT)	(14)	(70)
S&P 500® , Strike Price $2,145.00, Expires 07/01/16 (CITI)	(14)	(70)
S&P 500® , Strike Price $2,145.00, Expires 07/08/16 (DEUT)	(11)	(770)
S&P 500® , Strike Price $2,150.00, Expires 07/15/16 (RBC)	(12)	(2,520)
S&P 500® , Strike Price $2,150.00, Expires 07/22/16 (MSCS)	(13)	(4,940)
S&P 500® , Strike Price $2,155.00, Expires 07/08/16 (DEUT)	(13)	(520)

		(81,925)

Put Options — 0.0%
S&P 500® , Strike Price $1,865.00, Expires 07/29/16 (MSCS)	(72)	(16,920)
S&P 500® , Strike Price $1,945.00, Expires 07/22/16 (RBC)	(69)	(23,460)
S&P 500® , Strike Price $1,975.00, Expires 07/15/16 (MSCS)	(67)	(16,415)
S&P 500® , Strike Price $1,990.00, Expires 07/15/16 (RBC)	(61)	(18,910)
S&P 500® , Strike Price $2,005.00, Expires 07/08/16 (DEUT)	(62)	(9,300)

	Number of Contracts	Value
S&P 500® , Strike Price $2,005.00, Expires 07/22/16 (MSCS)	(66)	$(47,850)
S&P 500® , Strike Price $2,020.00, Expires 07/01/16 (DEUT)	(65)	(975)
S&P 500® , Strike Price $2,035.00, Expires 07/01/16 (CITI)	(65)	(1,300)
S&P 500® , Strike Price $2,035.00, Expires 07/08/16 (DEUT)	(65)	(19,500)

		(154,630)

Total Written Options
(Premiums received $(926,208))		(236,555)

Liabilities in Excess of Other Assets — (14.2)%		(95,982,572)

NET ASSETS — 100.0%		$676,640,218

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	22.4
Money Market Funds	18.5
U.S. Treasury Obligations	17.7
Financial Services	10.0
Consumer Staples	6.0
Utilities	6.0
Producer Durables	5.5
Healthcare	5.4
Consumer Discretionary	4.5
Technology	4.4
Foreign Common Stocks	4.0
Preferred Stocks	3.4
Energy	2.4
Foreign Bonds	1.3
Synthetic Convertible Instruments	1.1
Materials & Processing	0.9
Master Limited Partnership	0.7
Written Options	—	**

	114.2

**	Rounds to less than 0.05%

See Notes to Financial Statements.

125

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$305,227,845	$305,227,845	$—	$—
Corporate Bonds	151,526,833	—	151,526,833	—
Foreign Bonds:
Bermuda	2,977,181	—	2,977,181	—
Netherlands	5,859,652	—	5,859,652	—
Foreign Common Stocks:
Bermuda	3,806,093	3,806,093	—	—
British Virgin Islands	13,854	13,854	—	—
Canada	338,635	338,635	—	—
Curacao	6,834,963	6,834,963	—	—
France	5,114,628	—	5,114,628	—
Guernsey	36,941	36,941	—	—
Ireland	6,623,937	6,623,937	—	—
Japan	228,276	—	228,276	—
Jersey	21,972	21,972	—	—
Liberia	14,572	14,572	—	—
Netherlands	2,223,299	1,656,757	566,542	—
Panama	30,144	30,144	—	—
Singapore	93,551	93,551	—	—
Switzerland	1,311,146	1,311,146	—	—
United Kingdom	795,565	795,565	—	—
Master Limited Partnership	4,490,215	4,490,215	—	—
Money Market Funds	124,961,865	124,961,865	—	—
Preferred Stocks	22,870,054	22,870,054	—	—
U.S. Treasury Obligations	119,996,109	—	119,996,109	—
Synthetic Convertible Instruments	7,462,015	—	—	7,462,015

Total Assets — Investments in Securities	$772,859,345	$479,128,109	$286,269,221	$7,462,015

Liabilities:
Investments in Securities:
Written Options	$(236,555)	$—	$(236,555)	$—

Total Liabilities — Investments in Securities	$(236,555)	$—	$(236,555)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(34,961)	$—	$(34,961)	$—
Futures Contracts	(193,065)	(193,065)	—	—

Total Liabilities — Other Financial Instruments	$(228,026)	$(193,065)	$(34,961)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

126

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Synthetic Convertible Instruments
Balance, 12/31/15	$5,550,877	$5,550,877
Accrued discounts/premiums	—	—
Realized gain (loss)(1)	(76,778)	(76,778)
Change in unrealized appreciation (depreciation)(2)	479,154	479,154
Purchases	7,133,706	7,133,706
Sales	(5,624,944)	(5,624,944)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Maturities	—	—
Paydowns	—	—

Balance, 06/30/16	$7,462,015	$7,462,015

(1)	Realized gain (loss) from the sale of Level 3 securities is included on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) is located on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.

See Notes to Financial Statements.

127

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.4%
Consumer Discretionary — 13.4%
Advance Auto Parts, Inc.	2,745	$443,674
Amazon.com, Inc.*	14,346	10,266,285
AutoNation, Inc.Δ*	2,542	119,423
AutoZone, Inc.Δ*	1,114	884,338
Bed Bath & Beyond, Inc.Δ	5,670	245,057
Best Buy Co., Inc.Δ	10,393	318,026
BorgWarner, Inc.Δ	8,065	238,079
CarMax, Inc.Δ*	7,247	355,320
CBS Corporation Class B (Non-Voting Shares)Δ	15,355	835,926
Chipotle Mexican Grill, Inc.Δ*	1,095	441,022
Coach, Inc.	10,404	423,859
Comcast Corporation Class AΔ	89,732	5,849,629
Costco Wholesale Corporation	16,271	2,555,198
D.R. Horton, Inc.	12,145	382,325
Darden Restaurants, Inc.	4,259	269,765
Discovery Communications, Inc. Class AΔ*	5,482	138,311
Discovery Communications, Inc. Class C*	8,967	213,863
Dollar General Corporation	10,512	988,128
Dollar Tree, Inc.*	8,698	819,700
eBay, Inc.*	39,141	916,291
Estee Lauder Cos., Inc. (The) Class A	8,204	746,728
Expedia, Inc.	4,322	459,429
Foot Locker, Inc.Δ	5,069	278,085
Ford Motor Co.	144,543	1,816,905
Fortune Brands Home & Security, Inc.	5,687	329,675
Gap, Inc. (The)Δ	8,085	171,564
General Motors Co.	51,917	1,469,251
Genuine Parts Co.	5,571	564,064
Goodyear Tire & Rubber Co. (The)	10,038	257,575
H&R Block, Inc.Δ	8,300	190,900
Hanesbrands, Inc.	14,216	357,248
Harley-Davidson, Inc.Δ	6,786	307,406
Harman International Industries, Inc.	2,581	185,367
Hasbro, Inc.	4,114	345,535
Home Depot, Inc. (The)	46,132	5,890,595
Interpublic Group of Cos., Inc. (The)	14,688	339,293
Johnson Controls, Inc.	24,145	1,068,658
Kohl’s CorporationΔ	6,969	264,264
L Brands, Inc.	9,448	634,244
Leggett & Platt, Inc.	4,991	255,090
Lennar Corporation Class AΔ	6,785	312,788
LKQ Corporation*	11,558	366,389
Lowe’s Cos., Inc.	32,842	2,600,101
Macy’s, Inc.	11,632	390,952
Marriott International, Inc. Class AΔ	6,984	464,157
Mattel, Inc.	12,746	398,822
McDonald’s Corporation	32,558	3,918,030
Mohawk Industries, Inc.*	2,387	452,957
Netflix, Inc.*	15,894	1,453,983
Newell Rubbermaid, Inc.	16,864	819,084
News Corporation Class A	13,865	157,368
News Corporation Class BΔ	3,661	42,724
NIKE, Inc. Class B	49,355	2,724,396

	Shares	Value
Nordstrom, Inc.Δ	4,745	$180,547
Omnicom Group, Inc.Δ	8,892	724,609
O’Reilly Automotive, Inc.*	3,583	971,351
Priceline Group, Inc. (The)*	1,839	2,295,826
PulteGroup, Inc.Δ	11,415	222,478
PVH Corporation	2,959	278,827
Ralph Lauren CorporationΔ	2,058	184,438
Ross Stores, Inc.	14,955	847,799
Scripps Networks Interactive, Inc. Class A	3,568	222,179
Staples, Inc.Δ	24,605	212,095
Starbucks Corporation	54,397	3,107,157
Starwood Hotels & Resorts Worldwide, Inc.	6,229	460,635
Target Corporation	21,807	1,522,565
TEGNA, Inc.Δ	8,303	192,381
Tiffany & Co.Δ	4,009	243,106
Time Warner, Inc.	29,084	2,138,837
TJX Cos., Inc. (The)	24,515	1,893,293
Tractor Supply Co.	4,911	447,785
TripAdvisor, Inc.Δ*	4,311	277,197
Twenty-First Century Fox, Inc. Class A	40,561	1,097,175
Twenty-First Century Fox, Inc. Class B	15,933	434,174
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	2,317	564,514
Under Armour, Inc. Class AΔ*	6,728	269,995
Under Armour, Inc. Class CΔ*	6,794	247,302
Urban Outfitters, Inc.*	3,039	83,572
VF Corporation	12,323	757,741
Wal-Mart Stores, Inc.	56,631	4,135,196
Walt Disney Co. (The)	55,353	5,414,630
Whirlpool Corporation	2,806	467,592
Wyndham Worldwide CorporationΔ	4,156	296,032
Yum! Brands, Inc.	15,176	1,258,394

		88,187,268

Consumer Staples — 7.5%
Archer-Daniels-Midland Co.	21,937	940,878
Campbell Soup Co.	6,553	435,971
Church & Dwight Co., Inc.	4,807	494,592
Clorox Co. (The)	4,811	665,794
Coca-Cola Co. (The)	144,411	6,546,151
Colgate-Palmolive Co.	33,094	2,422,481
ConAgra Foods, Inc.	16,076	768,594
CVS Health Corporation	39,814	3,811,792
Dr. Pepper Snapple Group, Inc.	6,943	670,902
General Mills, Inc.	22,035	1,571,536
Hershey Co. (The)Δ	5,189	588,900
Hormel Foods CorporationΔ	10,098	369,587
J.M. Smucker Co. (The)	4,446	677,615
Kellogg Co.	9,344	762,938
Kimberly-Clark Corporation	13,365	1,837,420
Kraft Heinz Co. (The)Δ	22,089	1,954,435
Kroger Co. (The)	35,332	1,299,864
McCormick & Co., Inc. (Non-Voting Shares)	4,213	449,401
Mead Johnson Nutrition Co.	6,927	628,625
Mondelez International, Inc. Class A	57,683	2,625,153
Monster Beverage CorporationΔ*	5,180	832,478
PepsiCo, Inc.	53,577	5,675,947
Procter & Gamble Co. (The)	98,743	8,360,570

See Notes to Financial Statements.

128

	Shares	Value
Sysco Corporation	19,348	$981,718
Tyson Foods, Inc. Class A	11,139	743,974
Walgreens Boots Alliance, Inc.	32,042	2,668,137
Whole Foods Market, Inc.Δ	11,874	380,205

		49,165,658

Energy — 7.0%
Anadarko Petroleum CorporationΔ	18,968	1,010,046
Apache Corporation	13,964	777,376
Archrock, Inc.	13	122
Baker Hughes, Inc.	16,191	730,700
Cabot Oil & Gas Corporation	17,428	448,597
Chesapeake Energy CorporationΔ*	22,454	96,103
Chevron Corporation	69,851	7,322,480
Cimarex Energy Co.	3,553	423,944
Columbia Pipeline Group, Inc.	15,021	382,885
Concho Resources, Inc.Δ*	4,801	572,615
ConocoPhillips	45,845	1,998,842
Devon Energy Corporation	19,349	701,401
Diamond Offshore Drilling, Inc.	2,290	55,716
EOG Resources, Inc.	20,345	1,697,180
EQT Corporation	6,378	493,849
Exterran Corporation*	6	84
Exxon Mobil Corporation	153,745	14,412,056
First Solar, Inc.Δ*	2,733	132,496
FMC Technologies, Inc.*	8,312	221,681
Halliburton Co.	31,863	1,443,075
Helmerich & Payne, Inc.Δ	3,908	262,344
Hess Corporation	9,841	591,444
Kinder Morgan, Inc.	68,008	1,273,110
Marathon Oil CorporationΔ	31,833	477,813
Marathon Petroleum Corporation	19,594	743,788
Murphy Oil CorporationΔ	6,037	191,675
National Oilwell Varco, Inc.Δ	14,152	476,215
Newfield Exploration Co.*	7,387	326,358
Noble Energy, Inc.	15,961	572,521
Occidental Petroleum Corporation	28,240	2,133,814
ONEOK, Inc.	7,818	370,964
Phillips 66	17,414	1,381,627
Pioneer Natural Resources Co.	6,090	920,869
Range Resources CorporationΔ	6,377	275,104
Southwestern Energy Co.Δ*	14,157	178,095
Spectra Energy CorporationΔ	25,286	926,226
Tesoro Corporation	4,429	331,821
Valero Energy Corporation	17,333	883,983
Williams Cos., Inc. (The)Δ	25,384	549,056

		45,788,075

Financial Services — 17.5%
Affiliated Managers Group, Inc.Δ*	2,010	282,948
Aflac, Inc.	15,268	1,101,739
Alliance Data Systems Corporation*	2,165	424,167
Allstate Corporation (The)	13,929	974,334
American Express Co.	29,985	1,821,889
American International Group, Inc.	41,489	2,194,353
American Tower Corporation REIT	15,727	1,786,745

	Shares	Value
Ameriprise Financial, Inc.	6,100	$548,085
Apartment Investment & Management Co. Class A REIT	5,951	262,796
Arthur J. Gallagher & Co.	6,517	310,209
Assurant, Inc.	2,341	202,052
AvalonBay Communities, Inc. REIT	5,117	923,056
Bank of America Corporation	381,055	5,056,600
Bank of New York Mellon Corporation (The)	39,883	1,549,455
BB&T Corporation	30,463	1,084,787
Berkshire Hathaway, Inc. Class B*	69,515	10,065,077
BlackRock, Inc.	4,670	1,599,615
Boston Properties, Inc. REIT	5,686	749,983
Capital One Financial Corporation	18,963	1,204,340
CBRE Group, Inc. Class A*	10,731	284,157
Charles Schwab Corporation (The)	44,611	1,129,104
Cincinnati Financial CorporationΔ	5,441	407,477
Citigroup, Inc.	108,814	4,612,625
Citizens Financial Group, Inc.	19,869	396,983
CME Group, Inc.	12,596	1,226,850
Comerica, Inc.	6,388	262,738
Crown Castle International Corporation REIT	12,482	1,266,049
Digital Realty Trust, Inc. REITΔ	5,467	595,848
Discover Financial Services	15,300	819,927
Dun & Bradstreet Corporation (The)	1,346	163,997
E*TRADE Financial Corporation*	10,478	246,128
Equifax, Inc.	4,433	569,197
Equinix, Inc. REIT	2,574	998,017
Equity Residential REIT	13,641	939,592
Essex Property Trust, Inc. REIT	2,400	547,416
Extra Space Storage, Inc. REIT	4,684	433,457
Federal Realty Investment Trust REIT	2,600	430,430
Fidelity National Information Services, Inc.	10,373	764,283
Fifth Third Bancorp	28,756	505,818
Fiserv, Inc.*	8,225	894,304
Franklin Resources, Inc.Δ	13,630	454,833
General Growth Properties, Inc. REIT	21,627	644,917
Global Payments, Inc.	5,633	402,084
Goldman Sachs Group, Inc. (The)	14,296	2,124,100
Hartford Financial Services Group, Inc. (The)	14,682	651,587
HCP, Inc. REIT	17,306	612,286
Host Hotels & Resorts, Inc. REITΔ	27,531	446,278
Huntington Bancshares, Inc.	28,992	259,189
Intercontinental Exchange, Inc.	4,425	1,132,623
Iron Mountain, Inc. REITΔ	8,763	349,030
JPMorgan Chase & Co.	135,599	8,426,122
KeyCorp	31,726	350,572
Kimco Realty Corporation REIT	15,470	485,449
Legg Mason, Inc.	4,104	121,027
Leucadia National Corporation	12,259	212,449

See Notes to Financial Statements.

129

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Lincoln National Corporation	8,875	$344,084
Loews Corporation	9,771	401,490
M&T Bank CorporationΔ	5,892	696,611
Macerich Co. (The) REIT	4,614	393,989
Marsh & McLennan Cos., Inc.	19,396	1,327,850
MasterCard, Inc. Class A	35,961	3,166,726
MetLife, Inc.	40,735	1,622,475
Moody’s CorporationΔ	6,297	590,092
Morgan Stanley	56,134	1,458,361
Nasdaq, Inc.	4,269	276,076
Navient Corporation	12,116	144,786
Northern Trust Corporation	7,800	516,828
PayPal Holdings, Inc.*	40,945	1,494,902
People’s United Financial, Inc.Δ	11,480	168,297
PNC Financial Services Group, Inc. (The)	18,467	1,503,029
Principal Financial Group, Inc.	10,001	411,141
Progressive Corporation (The)	21,632	724,672
Prologis, Inc. REIT	19,570	959,713
Prudential Financial, Inc.	16,373	1,168,050
Public Storage REIT	5,457	1,394,755
Realty Income Corporation REITΔ	9,546	662,111
Regions Financial Corporation	46,314	394,132
S&P Global, Inc.	9,767	1,047,608
Simon Property Group, Inc. REIT	11,466	2,486,975
SL Green Realty Corporation REITΔ	3,720	396,068
State Street Corporation	14,760	795,859
SunTrust Banks, Inc.	18,647	766,019
Synchrony Financial*	30,761	777,638
T. Rowe Price Group, Inc.	9,221	672,856
Torchmark Corporation	4,186	258,779
Total System Services, Inc.	6,366	338,098
Travelers Cos., Inc. (The)	10,854	1,292,060
U.S. Bancorp	60,165	2,426,454
UDR, Inc. REITΔ	9,879	364,733
Unum Group	8,642	274,729
Ventas, Inc. REITΔ	12,583	916,294
Visa, Inc. Class AΔ	70,643	5,239,591
Vornado Realty Trust REIT	6,562	656,987
Wells Fargo & Co.	171,339	8,109,475
Welltower, Inc. REIT	13,263	1,010,243
Western Union Co. (The)Δ	18,512	355,060
Weyerhaeuser Co. REIT	27,654	823,260
Zions Bancorporation	7,446	187,118

		115,325,247

Healthcare — 11.4%
Abbott Laboratories	54,567	2,145,029
AbbVie, Inc.	59,948	3,711,381
Aetna, Inc.	12,965	1,583,415
Agilent Technologies, Inc.	12,235	542,745
Alexion Pharmaceuticals, Inc.*	8,284	967,240
Amgen, Inc.	27,827	4,233,878
Anthem, Inc.	9,726	1,277,413
Baxter International, Inc.Δ	20,435	924,071
Becton, Dickinson and Co.	7,854	1,331,960
Biogen, Inc.*	8,112	1,961,644
Boston Scientific Corporation*	50,254	1,174,436
Bristol-Myers Squibb Co.	61,886	4,551,715
C.R. Bard, Inc.	2,738	643,868
Cardinal Health, Inc.	12,136	946,729
Celgene Corporation*	28,762	2,836,796

	Shares	Value
Centene Corporation*	6,406	$457,196
Cerner Corporation*	11,227	657,902
Cigna Corporation	9,507	1,216,801
DaVita HealthCare Partners, Inc.*	6,108	472,271
DENTSPLY SIRONA, Inc.	8,772	544,215
Edwards Lifesciences Corporation*	7,800	777,894
Eli Lilly & Co.	35,985	2,833,819
Express Scripts Holding Co.*	23,515	1,782,437
Gilead Sciences, Inc.	49,367	4,118,195
HCA Holdings, Inc.*	11,102	854,965
Henry Schein, Inc.Δ*	3,075	543,660
Hologic, Inc.*	9,116	315,414
Humana, Inc.Δ	5,530	994,736
Illumina, Inc.Δ*	5,434	762,825
Intuitive Surgical, Inc.*	1,408	931,265
Johnson & Johnson	102,006	12,373,328
Laboratory Corporation of America Holdings*	3,822	497,892
McKesson Corporation	8,333	1,555,354
Patterson Cos., Inc.Δ	3,194	152,961
PerkinElmer, Inc.	4,105	215,184
Quest Diagnostics, Inc.	5,265	428,624
Regeneron Pharmaceuticals, Inc.*	2,905	1,014,513
St. Jude Medical, Inc.	10,474	816,972
Stryker Corporation	11,636	1,394,342
Thermo Fisher Scientific, Inc.	14,611	2,158,921
UnitedHealth Group, Inc.	35,216	4,972,499
Universal Health Services, Inc. Class B	3,301	442,664
Varian Medical Systems, Inc.Δ*	3,565	293,150
Vertex Pharmaceuticals, Inc.Δ*	9,238	794,653
Zimmer Biomet Holdings, Inc.	7,388	889,367
Zoetis, Inc.	16,901	802,121

		74,898,460

Materials & Processing — 2.9%
Acuity Brands, Inc.Δ	1,643	407,398
Air Products & Chemicals, Inc.	7,234	1,027,517
Alcoa, Inc.	49,422	458,142
Ball CorporationΔ	5,173	373,956
CF Industries Holdings, Inc.Δ	8,828	212,755
Dow Chemical Co. (The)	41,609	2,068,383
E.I. du Pont de Nemours & Co.	32,369	2,097,511
Eastman Chemical Co.	5,449	369,987
Ecolab, Inc.	9,804	1,162,754
Fastenal Co.Δ	10,759	477,592
FMC Corporation	4,848	224,511
Freeport-McMoRan, Inc.Δ	46,615	519,291
International Flavors & Fragrances, Inc.	2,950	371,907
International Paper Co.	15,226	645,278
Martin Marietta Materials, Inc.Δ	2,361	453,312
Masco Corporation	12,522	387,431
Monsanto Co.	16,208	1,676,069
Mosaic Co. (The)Δ	12,935	338,638
Newmont Mining Corporation	19,655	768,904
Nucor Corporation	11,797	582,890
Owens-Illinois, Inc.*	6,274	112,995
PPG Industries, Inc.	9,813	1,022,024
Praxair, Inc.	10,601	1,191,446

See Notes to Financial Statements.

130

	Shares	Value
Sealed Air Corporation	7,210	$331,444
Sherwin-Williams Co. (The)	2,937	862,509
Vulcan Materials Co.	4,979	599,273
WestRock Co.	9,470	368,099

		19,112,016

Producer Durables — 10.1%
3M Co.	22,503	3,940,725
Alaska Air Group, Inc.	4,535	264,345
American Airlines Group, Inc.	21,202	600,229
AMETEK, Inc.	8,745	404,281
Automatic Data Processing, Inc.	16,841	1,547,183
Avery Dennison Corporation	3,272	244,582
Boeing Co. (The)	22,195	2,882,465
C.H. Robinson Worldwide, Inc.Δ	5,208	386,694
Caterpillar, Inc.Δ	21,616	1,638,709
Cintas Corporation	3,159	309,993
CSX Corporation	35,484	925,423
Cummins, Inc.	5,861	659,011
Danaher Corporation	22,223	2,244,523
Deere & Co.Δ	11,036	894,357
Delta Air Lines, Inc.	28,602	1,041,971
Dover Corporation	5,776	400,392
Emerson Electric Co.	23,868	1,244,955
Expeditors International of Washington, Inc.	6,818	334,355
FedEx Corporation	9,248	1,403,661
FLIR Systems, Inc.	5,180	160,321
Flowserve CorporationΔ	4,858	219,436
Fluor Corporation	5,110	251,821
General Dynamics Corporation	10,638	1,481,235
General Electric Co.	340,945	10,732,949
Honeywell International, Inc.	28,314	3,293,484
Illinois Tool Works, Inc.	12,023	1,252,316
J.B. Hunt Transport Services, Inc.	3,269	264,560
Jacobs Engineering Group, Inc.*	4,647	231,467
Kansas City Southern	4,046	364,504
L-3 Communications Holdings, Inc.	2,814	412,786
Lockheed Martin Corporation	9,730	2,414,694
Norfolk Southern Corporation	10,996	936,089
Northrop Grumman Corporation	6,714	1,492,388
PACCAR, Inc.	12,988	673,688
Parker-Hannifin Corporation	5,009	541,222
Paychex, Inc.Δ	11,954	711,263
Pitney Bowes, Inc.	6,878	122,428
Quanta Services, Inc.*	5,431	125,565
Raytheon Co.	11,002	1,495,722
Republic Services, Inc.	8,715	447,167
Robert Half International, Inc.	4,920	187,747
Rockwell Automation, Inc.	4,778	548,610
Rockwell Collins, Inc.	4,858	413,610
Roper Technologies, Inc.	3,753	640,112
Ryder System, Inc.Δ	1,991	121,730
Snap-on, Inc.	2,136	337,104
Southwest Airlines Co.	23,826	934,217
Stanley Black & Decker, Inc.	5,530	615,047
Stericycle, Inc.*	3,095	322,251
Textron, Inc.	9,853	360,226
TransDigm Group, Inc.*	1,980	522,106

	Shares	Value
Union Pacific Corporation	31,122	$2,715,394
United Continental Holdings, Inc.*	12,532	514,313
United Parcel Service, Inc. Class B	25,671	2,765,280
United Rentals, Inc.Δ*	3,295	221,094
United Technologies Corporation	28,853	2,958,875
Verisk Analytics, Inc.*	5,738	465,237
W.W. Grainger, Inc.Δ	2,114	480,406
Waste Management, Inc.	15,274	1,012,208
Waters Corporation*	3,017	424,341
Xerox Corporation	35,948	341,147
Xylem, Inc.	6,524	291,297

		66,185,311

Technology — 16.9%
Activision Blizzard, Inc.	18,760	743,459
Adobe Systems, Inc.*	18,511	1,773,169
Akamai Technologies, Inc.*	6,606	369,474
Alphabet, Inc. Class A*	10,888	7,660,035
Alphabet, Inc. Class C*	10,958	7,584,032
Amphenol Corporation Class A	11,410	654,135
Analog Devices, Inc.	11,473	649,831
Apple, Inc.	203,107	19,417,030
Applied Materials, Inc.	40,351	967,213
Autodesk, Inc.*	8,418	455,750
CA, Inc.	10,805	354,728
Cisco Systems, Inc.	186,490	5,350,398
Citrix Systems, Inc.*	5,780	462,920
Cognizant Technology Solutions Corporation Class A*	22,410	1,282,748
Corning, Inc.	39,819	815,493
CSRA, Inc.	4,813	112,769
Electronic Arts, Inc.*	11,180	846,997
EMC Corporation	72,439	1,968,168
F5 Networks, Inc.*	2,480	282,323
Facebook, Inc. Class A*	85,721	9,796,196
Harris CorporationΔ	4,630	386,327
Hewlett Packard Enterprise Co.	61,571	1,124,902
HP, Inc.	63,789	800,552
Intel CorporationΔ	175,112	5,743,674
International Business Machines Corporation	32,749	4,970,643
Intuit, Inc.	9,451	1,054,826
Juniper Networks, Inc.	12,864	289,311
KLA-Tencor Corporation	5,691	416,866
Lam Research CorporationΔ	5,942	499,485
Linear Technology CorporationΔ	8,974	417,560
Microchip Technology, Inc.Δ	8,063	409,278
Micron Technology, Inc.*	37,945	522,123
Microsoft Corporation	291,439	14,912,934
Motorola Solutions, Inc.	5,961	393,247
NetApp, Inc.Δ	10,744	264,195
NVIDIA CorporationΔ	18,866	886,891
Oracle Corporation	115,374	4,722,258
Qorvo, Inc.*	4,807	265,635
QUALCOMM, Inc.	54,450	2,916,886
Red Hat, Inc.*	6,794	493,244
salesforce.com, Inc.*	23,597	1,873,838
Skyworks Solutions, Inc.Δ	6,957	440,239
Symantec CorporationΔ	23,019	472,810
Teradata Corporation*	5,001	125,375
Texas Instruments, Inc.	37,229	2,332,397

See Notes to Financial Statements.

131

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
VeriSign, Inc.Δ*	3,542	$306,241
Western Digital Corporation	10,322	487,818
Xilinx, Inc.	9,444	435,652
Yahoo!, Inc.*	32,370	1,215,817

		110,727,892

Utilities — 6.7%
AES Corporation	24,428	304,861
AGL Resources, Inc.	4,435	292,577
Ameren Corporation	9,053	485,060
American Electric Power Co., Inc.	18,233	1,277,951
American Water Works Co., Inc.	6,637	560,893
AT&T, Inc.	228,264	9,863,287
CenterPoint Energy, Inc.	15,861	380,664
CenturyLink, Inc.Δ	20,302	588,961
CMS Energy Corporation	10,396	476,760
Consolidated Edison, Inc.Δ	11,311	909,857
Dominion Resources, Inc.Δ	22,861	1,781,558
DTE Energy Co.	6,664	660,536
Duke Energy Corporation	25,579	2,194,422
Edison International	12,022	933,749
Entergy Corporation	6,638	540,001
Eversource Energy	11,754	704,065
Exelon Corporation	34,174	1,242,567
FirstEnergy Corporation	15,762	550,251
Frontier Communications CorporationΔ	44,092	217,814
Level 3 Communications, Inc.*	10,744	553,209
NextEra Energy, Inc.	17,134	2,234,274
NiSource, Inc.	11,884	315,164
NRG Energy, Inc.	11,763	176,327
PG&E Corporation	18,405	1,176,448
Pinnacle West Capital Corporation	4,108	332,994
PPL Corporation	25,139	948,997
Public Service Enterprise Group, Inc.	18,690	871,141
SCANA CorporationΔ	5,221	395,021
Sempra Energy	8,812	1,004,744
Southern Co. (The)	34,814	1,867,075
TECO Energy, Inc.	8,961	247,682
Verizon Communications, Inc.	151,154	8,440,439
WEC Energy Group, Inc.Δ	11,703	764,206
Xcel Energy, Inc.	18,729	838,685

		44,132,240

Total Common Stocks (Cost $459,102,433)		613,522,167

FOREIGN COMMON STOCKS — 4.1%
Bermuda — 0.1%
Invesco, Ltd.	15,292	390,557
Signet Jewelers, Ltd.Δ	2,931	241,544

		632,101

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.Δ*	6,578	325,479

Curacao — 0.6%
Schlumberger, Ltd.	51,518	4,074,044

Ireland — 1.8%
Accenture PLC Class A	23,117	2,618,925
Allegion PLC	3,479	241,547
Eaton Corporation PLC	16,887	1,008,660
Ingersoll-Rand PLC	9,510	605,597

	Shares	Value
Mallinckrodt PLC*	3,996	$242,877
Medtronic PLC	52,123	4,522,713
Pentair PLCΔ	6,692	390,077
Seagate Technology PLCΔ	11,230	273,563
Tyco International PLC	15,731	670,140
Willis Towers Watson PLC	5,120	636,467
XL Group PLC	10,702	356,484

		11,567,050

Jersey — 0.1%
Delphi Automotive PLC	10,057	629,568

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	6,147	412,771

Netherlands — 0.2%
LyondellBasell Industries NV
Class A	12,725	946,994
Mylan NVΔ*	15,807	683,495

		1,630,489

Panama — 0.1%
Carnival Corporation	16,223	717,057

Singapore — 0.3%
Broadcom, Ltd.	13,745	2,135,973

Switzerland — 0.5%
Chubb, Ltd.	17,243	2,253,832
Garmin, Ltd.	4,430	187,921
TE Connectivity, Ltd.	13,229	755,508
Transocean, Ltd.Δ	12,739	151,467

		3,348,728

United Kingdom — 0.3%
Aon PLC	9,821	1,072,748
Nielsen Holdings PLCΔ	13,413	697,073

		1,769,821

Total Foreign Common Stocks (Cost $23,789,365)		27,243,081

MONEY MARKET FUNDS — 10.6%
GuideStone Money Market Fund (Investor Class)¥	13,362,216	13,362,216
Northern Institutional Liquid Assets Portfolio§	56,004,589	56,004,589

Total Money Market Funds (Cost $69,366,805)		69,366,805

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.30%, 09/15/16Ω‡‡	$560,000	559,768
0.33%, 10/13/16Ω‡‡	300,000	299,806
0.43%, 12/08/16Ω‡‡	1,200,000	1,198,500

Total U.S. Treasury Obligations (Cost $2,057,101)		2,058,074

TOTAL INVESTMENTS — 108.4% (Cost $554,315,704)		712,190,127
Liabilities in Excess of Other Assets — (8.4)%		(55,239,088)

NET ASSETS — 100.0%		$656,951,039

See Notes to Financial Statements.

132

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	17.5
Technology	16.9
Consumer Discretionary	13.4
Healthcare	11.4
Money Market Funds	10.6
Producer Durables	10.1
Consumer Staples	7.5
Energy	7.0
Utilities	6.7
Foreign Common Stocks	4.1
Materials & Processing	2.9
U.S. Treasury Obligations	0.3

108.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$613,522,167	$613,522,167	$—	$—
Foreign Common Stocks	27,243,081	27,243,081	—	—
Money Market Funds	69,366,805	69,366,805	—	—
U.S. Treasury Obligations	2,058,074	—	2,058,074	—

Total Assets — Investments in Securities	$712,190,127	$710,132,053	$2,058,074	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(14,127)	$(14,127)	$—	$—

Total Liabilities — Other Financial Instruments	$(14,127)	$(14,127)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

133

VALUE EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.5%
Consumer Discretionary — 7.6%
Bed Bath & Beyond, Inc.Δ	36,961	$1,597,455
Best Buy Co., Inc.Δ	24,627	753,586
Big Lots, Inc.Δ	11,485	575,513
Coach, Inc.Δ	69,693	2,839,293
Comcast Corporation Class AΔ	195,464	12,742,298
Cooper Tire & Rubber Co.Δ	21,958	654,788
Dana Holding Corporation	343,995	3,632,587
DISH Network Corporation Class A*	1,641	85,988
eBay, Inc.*	185,412	4,340,495
Ford Motor Co.Δ	675,793	8,494,718
General Motors Co.	109,888	3,109,830
Goodyear Tire & Rubber Co. (The)	122,946	3,154,794
Home Depot, Inc. (The)	46,908	5,989,683
J.C. Penney Co., Inc.Δ*	844,356	7,497,881
Johnson Controls, Inc.Δ	300,616	13,305,264
Lear Corporation	29,264	2,977,905
Lennar Corporation Class AΔ	165,851	7,645,731
NVR, Inc.*	500	890,170
Ralph Lauren CorporationΔ	75,600	6,775,272
Target Corporation	17,216	1,202,021
Tenneco, Inc.Δ*	9,294	433,193
Time Warner, Inc.Δ	8,823	648,844
Twenty-First Century Fox, Inc. Class A	8,023	217,022
Twenty-First Century Fox, Inc. Class B	3,602	98,155
Wal-Mart Stores, Inc.	81,769	5,970,772

		95,633,258

Consumer Staples — 5.0%
Archer-Daniels-Midland Co.	18,981	814,095
Coca-Cola Co. (The)	32,107	1,455,410
Colgate-Palmolive Co.	23,303	1,705,780
ConAgra Foods, Inc.	68,700	3,284,547
CVS Health Corporation	2,035	194,831
Dean Foods Co.Δ	117,795	2,130,911
Dr. Pepper Snapple Group, Inc.Δ	46,545	4,497,643
Ingredion, Inc.	19,886	2,573,447
Kimberly-Clark CorporationΔ	1,738	238,940
Kraft Heinz Co. (The)	16,991	1,503,364
Mondelez International, Inc. Class A	48,851	2,223,209
Nu Skin Enterprises, Inc. Class AΔ	24,925	1,151,286
Pepsico, Inc.	131,969	13,980,796
Procter & Gamble Co. (The)	87,195	7,382,801
Sanderson Farms, Inc.Δ	27,226	2,358,861
Sysco Corporation	222,183	11,273,565
Tyson Foods, Inc. Class A	70,073	4,680,176
Walgreens Boots Alliance, Inc.	22,335	1,859,835

		63,309,497

Energy — 9.3%
Anadarko Petroleum CorporationΔ	16,586	883,205
Apache Corporation	3,842	213,884
Baker Hughes, Inc.	138,800	6,264,044
Chevron Corporation	210,515	22,068,287
ConocoPhillips	244,455	10,658,238

	Shares	Value
Dril-Quip, Inc.Δ*	19,445	$1,136,171
EOG Resources, Inc.	15,968	1,332,051
Exxon Mobil CorporationΔ	241,497	22,637,929
FMC Technologies, Inc.*	86,779	2,314,396
Halliburton Co.	28,038	1,269,841
Helmerich & Payne, Inc.Δ	6,452	433,123
Kinder Morgan, Inc.	62,912	1,177,713
Marathon Petroleum Corporation	287,807	10,925,154
Murphy Oil CorporationΔ	22,094	701,485
National Oilwell Varco, Inc.	19,810	666,607
Newfield Exploration Co.Δ*	80,900	3,574,162
Occidental Petroleum Corporation	152,094	11,492,223
Oceaneering International, Inc.	136,284	4,069,440
Oil States International, Inc.*	69,264	2,277,400
Phillips 66	14,745	1,169,868
Pioneer Natural Resources Co.	5,316	803,832
Spectra Energy CorporationΔ	19,353	708,900
Tesoro Corporation	58,120	4,354,350
Valero Energy CorporationΔ	113,542	5,790,642

		116,922,945

Financial Services — 22.5%
Aflac, Inc.	29,577	2,134,276
Allstate Corporation (The)	95,091	6,651,615
Ally Financial, Inc.*	182,207	3,110,273
American Express Co.	204,347	12,416,124
American International Group, Inc.	330,622	17,486,598
Assurant, Inc.	16,804	1,450,353
Bank of America Corporation	1,640,490	21,769,302
Bank of New York Mellon Corporation (The)	34,223	1,329,564
BB&T Corporation	26,600	947,226
Berkshire Hathaway, Inc. Class B*	61,884	8,960,184
BlackRock, Inc.	4,085	1,399,235
Capital One Financial Corporation	240,737	15,289,207
CBL & Associates Properties, Inc. REITΔ	103,189	960,690
CBRE Group, Inc. Class AΔ*	88,758	2,350,312
Charles Schwab Corporation (The)	7,798	197,367
Citigroup, Inc.	709,264	30,065,701
CME Group, Inc.Δ	11,043	1,075,588
Crown Castle International Corporation REITΔ	1,260	127,802
Discover Financial Services	8,957	480,006
Equity Residential REITΔ	11,598	798,870
Franklin Resources, Inc.Δ	11,855	395,601
Genworth Financial, Inc. Class AΔ*	226,485	584,331
Goldman Sachs Group, Inc. (The)	12,613	1,874,040
Hartford Financial Services Group, Inc. (The)	211,613	9,391,385
Host Hotels & Resorts, Inc. REITΔ	194,394	3,151,127
Intercontinental Exchange, Inc.	23,871	6,110,021
Jones Lang LaSalle, Inc.	10,200	993,990
JPMorgan Chase & Co.	712,742	44,289,788
Lincoln National Corporation	41,880	1,623,688
Mack-Cali Realty Corporation REITΔ	53,259	1,437,993

See Notes to Financial Statements.

134

	Shares	Value
MetLife, Inc.	30,320	$1,207,646
Morgan Stanley	46,654	1,212,071
PNC Financial Services Group, Inc. (The)	16,333	1,329,343
Prudential Financial, Inc.	66,522	4,745,679
Public Storage REIT	5,256	1,343,381
Regions Financial CorporationΔ	269,425	2,292,807
Reinsurance Group of America, Inc.	9,459	917,428
RLJ Lodging Trust REITΔ	30,900	662,805
Simon Property Group, Inc. REIT	950	206,055
State Street CorporationΔ	257,485	13,883,591
SunTrust Banks, Inc.	125,341	5,149,008
Synchrony Financial*	108,289	2,737,546
T. Rowe Price Group, Inc.Δ	22,689	1,655,616
Taubman Centers, Inc. REIT	18,627	1,382,123
Travelers Cos., Inc. (The)	114,101	13,582,583
U.S. Bancorp	53,127	2,142,612
Unum Group	60,120	1,911,215
Voya Financial, Inc.	151,556	3,752,527
Wells Fargo & Co.	426,835	20,202,101
Zions BancorporationΔ	157,500	3,957,975

		283,126,369

Healthcare — 10.7%
Abbott Laboratories	47,970	1,885,701
Aetna, Inc.Δ	7,378	901,075
Amgen, Inc.	30,080	4,576,672
Anthem, Inc.Δ	156,369	20,537,504
Baxter International, Inc.Δ	73,710	3,333,166
Biogen, Inc.*	3,731	902,230
Cardinal Health, Inc.Δ	139,958	10,918,124
Cigna Corporation	46,749	5,983,405
Express Scripts Holding Co.*	157,135	11,910,833
Gilead Sciences, Inc.	119,470	9,966,187
HCA Holdings, Inc.*	3,253	250,514
Humana, Inc.Δ	244	43,891
Johnson & Johnson	345,727	41,936,685
Ligand Pharmaceuticals, Inc.Δ*	25,624	3,056,175
Myriad Genetics, Inc.Δ*	14,897	455,848
Quest Diagnostics, Inc.	52,191	4,248,869
Thermo Fisher Scientific, Inc.	6,998	1,034,025
United Therapeutics CorporationΔ*	43,919	4,651,900
UnitedHealth Group, Inc.	55,200	7,794,240

		134,387,044

Materials & Processing — 2.8%
Air Products & Chemicals, Inc.	85,125	12,091,155
Allegheny Technologies, Inc.Δ	160,685	2,048,734
Celanese Corporation Series A	2,888	189,020
Domtar CorporationΔ	37,559	1,314,941
Dow Chemical Co. (The)	108,100	5,373,651
International Paper Co.	53,553	2,269,576
Monsanto Co.	5,007	517,774
Praxair, Inc.	1,138	127,900
Reliance Steel & Aluminum Co.	32,766	2,519,705
Sealed Air Corporation	172,434	7,926,791
Steel Dynamics, Inc.	15,699	384,625

		34,763,872

Producer Durables — 9.8%
Alaska Air Group, Inc.Δ	56,420	3,288,722

	Shares	Value
American Airlines Group, Inc.	75,112	$2,126,421
Avery Dennison Corporation	4,676	349,531
Caterpillar, Inc.Δ	18,232	1,382,168
CSX Corporation	31,199	813,670
Danaher Corporation	14,562	1,470,762
Deere & Co.Δ	72,443	5,870,781
Delta Air Lines, Inc.	111,167	4,049,814
Emerson Electric Co.Δ	17,546	915,199
FedEx Corporation	14,760	2,240,273
General Dynamics Corporation	77,162	10,744,037
General Electric Co.	640,228	20,154,377
Hawaiian Holdings, Inc.*	68,717	2,608,497
Honeywell International, Inc.	59,700	6,944,304
Huntington Ingalls Industries, Inc.	13,107	2,202,369
Norfolk Southern Corporation	121,952	10,381,774
Northrop Grumman CorporationΔ	21,350	4,745,678
Quanta Services, Inc.*	33,067	764,509
Raytheon Co.	6,002	815,972
Southwest Airlines Co.	101,108	3,964,445
Spirit AeroSystems Holdings, Inc. Class A*	59,470	2,557,210
Terex CorporationΔ	197,260	4,006,351
Textron, Inc.	238,395	8,715,721
Union Pacific Corporation	23,261	2,029,522
United Continental Holdings, Inc.*	92,376	3,791,111
United Technologies Corporation	142,896	14,653,985
Waste Management, Inc.	2,524	167,265
Xerox Corporation	100,759	956,203

		122,710,671

Technology — 11.8%
Apple, Inc.	15,060	1,439,736
Applied Materials, Inc.	290,093	6,953,529
Aspen Technology, Inc.Δ*	31,635	1,272,992
CA, Inc.	65,247	2,142,059
Cadence Design Systems, Inc.Δ*	24,309	590,709
Cisco Systems, Inc.	472,141	13,545,725
Citrix Systems, Inc.*	34,424	2,757,018
Corning, Inc.	337,459	6,911,160
Cypress Semiconductor CorporationΔ	464,500	4,900,475
EMC Corporation	57,003	1,548,772
Hewlett Packard Enterprise Co.	56,439	1,031,141
HP, Inc.Δ	56,921	714,359
Intel CorporationΔ	667,202	21,884,226
International Business Machines CorporationΔ	9,004	1,366,627
Micron Technology, Inc.Δ*	168,600	2,319,936
Microsoft Corporation	465,413	23,815,183
Oracle Corporation	390,875	15,998,514
QUALCOMM, Inc.	205,100	10,987,207
Symantec Corporation	249,700	5,128,838
Take-Two Interactive Software, Inc.Δ*	85,002	3,223,276
Texas Instruments, Inc.	166,900	10,456,285
VeriSign, Inc.Δ*	52,955	4,578,489
VMware, Inc. Class AΔ*	1,815	103,854
Western Digital Corporation	91,925	4,344,375
Yahoo!, Inc.*	28,336	1,064,300

		149,078,785

See Notes to Financial Statements.

135

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Utilities — 8.0%
AES Corporation	780,145	$9,736,210
American Electric Power Co., Inc.Δ	137,053	9,606,045
AT&T, Inc.	738,574	31,913,782
Dominion Resources, Inc.Δ	18,868	1,470,383
Duke Energy CorporationΔ	22,549	1,934,479
Edison International	69,673	5,411,502
Entergy Corporation	65,264	5,309,226
Exelon Corporation	48,644	1,768,696
FirstEnergy Corporation	13,181	460,149
Great Plains Energy, Inc.	24,681	750,302
NextEra Energy, Inc.	15,061	1,963,954
NRG Energy, Inc.	112,583	1,687,619
PG&E Corporation	16,229	1,037,358
Public Service Enterprise Group, Inc.	78,280	3,648,631
Southern Co. (The)	30,727	1,647,889
T-Mobile US, Inc.Δ*	3,566	154,301
Verizon Communications, Inc.	401,469	22,418,029

		100,918,555

Total Common Stocks (Cost $958,407,123)		1,100,850,996

FOREIGN COMMON STOCKS — 9.5%
Bermuda — 0.7%
Assured Guaranty, Ltd.	59,731	1,515,375
AXIS Capital Holdings, Ltd.Δ	13,580	746,900
Everest Re Group, Ltd.	13,840	2,528,153
Nabors Industries, Ltd.	428,793	4,309,370

		9,099,798

British Virgin Islands — 0.4%
Michael Kors Holdings, Ltd.Δ*	94,567	4,679,175

Canada — 0.1%
Bank of MontrealΔ	10,505	665,912
Thomson Reuters Corporation	9,792	395,793

		1,061,705

Cayman Islands — 0.3%
Herbalife, Ltd.Δ*	53,635	3,139,257

Curacao — 0.3%
Schlumberger, Ltd.	45,539	3,601,224

France — 0.9%
Sanofi ADRΔ	284,200	11,893,770

Ireland — 3.5%
CRH PLC ADRΔ	301,300	8,912,454
Eaton Corporation PLCΔ	14,922	891,291
ICON PLC*	8,517	596,275
Medtronic PLC	208,078	18,054,928
Pentair PLCΔ	81,964	4,777,682

	Shares	Value
Tyco International PLC	148,270	$6,316,302
XL Group PLC	115,800	3,857,298

		43,406,230

Netherlands — 0.5%
LyondellBasell Industries NV Class A	60,162	4,477,256
Mylan NVΔ*	53,012	2,292,239

		6,769,495

Panama — 0.0%
Carnival CorporationΔ	13,352	590,158

Singapore — 0.0%
Flextronics International, Ltd.*	37,474	442,193

Switzerland — 0.2%
Chubb, Ltd.	15,121	1,976,466
Transocean, Ltd.Δ	34,191	406,531

		2,382,997

United Kingdom — 2.6%
BP PLC ADRΔ	348,600	12,378,786
Ensco PLC Class AΔ	387,340	3,761,071
GlaxoSmithKline PLC ADRΔ	251,800	10,913,012
Noble Corporation PLCΔ	202,040	1,664,810
Rowan Cos. PLC Class AΔ	204,672	3,614,507

		32,332,186

Total Foreign Common Stocks (Cost $121,469,126)		119,398,188

MONEY MARKET FUNDS — 18.1%
GuideStone Money Market Fund (Investor Class)¥	30,811,321	30,811,321
Northern Institutional Liquid Assets Portfolio§	197,109,325	197,109,325

Total Money Market Funds (Cost $227,920,646)		227,920,646

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.30%, 09/15/16Ω‡‡	$650,000	649,731
0.43%, 12/08/16Ω‡‡	3,200,000	3,196,000

Total U.S. Treasury Obligations (Cost $3,843,615)		3,845,731

TOTAL INVESTMENTS — 115.4% (Cost $1,311,640,510)		1,452,015,561
Liabilities in Excess of Other Assets — (15.4)%		(193,431,188)

Net Assets — 100.0%		$1,258,584,373

See Notes to Financial Statements.

136

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	22.5
Money Market Funds	18.1
Technology	11.8
Healthcare	10.7
Producer Durables	9.8
Foreign Common Stocks	9.5
Energy	9.3
Utilities	8.0
Consumer Discretionary	7.6
Consumer Staples	5.0
Materials & Processing	2.8
U.S. Treasury Obligations	0.3

115.4

See Notes to Financial Statements.

137

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,100,850,996	$1,100,850,996	$—	$—
Foreign Common Stocks	119,398,188	119,398,188	—	—
Money Market Funds	227,920,646	227,920,646	—	—
U.S. Treasury Obligations	3,845,731	—	3,845,731	—

Total Assets — Investments in Securities	$1,452,015,561	$1,448,169,830	$3,845,731	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(175,934)	$(175,934)	$—	$—

Total Liabilities — Other Financial Instruments	$(175,934)	$(175,934)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

138

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.0%
Consumer Discretionary — 16.1%
Amazon.com, Inc.*	83,099	$59,467,306
Chipotle Mexican Grill, Inc.Δ*	22,387	9,016,588
Costco Wholesale Corporation	78,723	12,362,660
Discovery Communications, Inc. Class AΔ*	33,288	839,856
Discovery Communications, Inc. Class C*	149,601	3,567,984
eBay, Inc.*	437,819	10,249,343
Estee Lauder Cos., Inc. (The) Class A	128,715	11,715,639
L Brands, Inc.Δ	145,423	9,762,246
Liberty Interactive Corporation QVC Group Class AΔ*	583,383	14,800,427
Netflix, Inc.*	121,629	11,126,621
Priceline Group, Inc. (The)*	12,992	16,219,343
Starbucks Corporation	232,605	13,286,397
TripAdvisor, Inc.Δ*	307,840	19,794,112
Under Armour, Inc. Class AΔ*	186,236	7,473,651
Under Armour, Inc. Class C*	239,536	8,719,103
Yum! Brands, Inc.	107,996	8,955,028

		217,356,304

Consumer Staples — 5.1%
Coca-Cola Co. (The)	295,765	13,407,027
Mead Johnson Nutrition Co.	114,904	10,427,538
Monster Beverage Corporation*	106,537	17,121,561
Procter & Gamble Co. (The)	149,041	12,619,302
Walgreens Boots Alliance, Inc.	172,645	14,376,149

		67,951,577

Financial Services — 14.4%
American Express Co.	55,241	3,356,443
Charles Schwab Corporation (The)	441,158	11,165,709
Crown Castle International Corporation REIT	180,145	18,272,107
Equinix, Inc. REIT	27,317	10,591,620
FactSet Research Systems, Inc.	42,658	6,885,854
FleetCor Technologies, Inc.*	51,341	7,348,437
Greenhill & Co., Inc.Δ	30,768	495,365
Intercontinental Exchange, Inc.	47,079	12,050,341
LendingClub CorporationΔ*	536,185	2,305,596
MasterCard, Inc. Class A	156,936	13,819,784
PayPal Holdings, Inc.*	483,133	17,639,186
SEI Investments Co.	219,886	10,578,716
Visa, Inc. Class AΔ	1,078,418	79,986,263

		194,495,421

Healthcare — 13.6%
Alexion Pharmaceuticals, Inc.*	137,796	16,089,061
Amgen, Inc.	51,985	7,909,518
athenahealth, Inc.Δ*	50,463	6,964,399
Biogen, Inc.*	76,629	18,530,425
BioMarin Pharmaceutical, Inc.*	114,716	8,924,905
Bristol-Myers Squibb Co.	163,950	12,058,522
Celgene Corporation*	169,607	16,728,338
Cerner Corporation*	271,774	15,925,956
DaVita HealthCare Partners, Inc.*	97,140	7,510,865
DENTSPLY SIRONA, Inc.	133,604	8,288,792
Edwards Lifesciences Corporation*	92,130	9,188,125
Express Scripts Holding Co.*	130,181	9,867,720

	Shares	Value
Illumina, Inc.Δ*	69,057	$9,694,222
IMS Health Holdings, Inc.*	8,140	206,430
Incyte Corporation*	68,800	5,502,624
Intuitive Surgical, Inc.*	17,618	11,652,721
Quintiles Transnational Holdings, Inc.*	8,311	542,875
Regeneron Pharmaceuticals, Inc.*	26,000	9,079,980
Varian Madical Systems, Inc.Δ*	102,172	8,401,604

		183,067,082

Materials & Processing — 2.1%
Ecolab, Inc.	95,205	11,291,313
Fastenal Co.Δ	152,308	6,760,952
Monsanto Co.	91,225	9,433,577

		27,485,842

Producer Durables — 3.5%
Automatic Data Processing, Inc.	38,286	3,517,335
Danaher Corporation	130,823	13,213,123
Expeditors International of Washington, Inc.	229,164	11,238,202
National Instruments Corporation	81,930	2,244,882
United Parcel Service, Inc. Class B	96,669	10,413,185
Wabtec CorporationΔ	99,739	7,004,670

		47,631,397

Technology — 31.2%
Adobe Systems, Inc.*	238,195	22,816,699
Akamai Technologies, Inc.Δ*	130,094	7,276,157
Alphabet, Inc. Class A*	64,228	45,186,325
Alphabet, Inc. Class C*	51,838	35,877,080
Amphenol Corporation Class A	181,336	10,395,993
Analog Devices, Inc.	25,533	1,446,189
ANSYS, Inc.*	67,186	6,097,130
Autodesk, Inc.*	162,990	8,824,279
Cisco Systems, Inc.	583,344	16,736,139
Cognizant Technology Solutions Corporation Class A*	128,797	7,372,340
Electronic Arts, Inc.*	210,443	15,943,162
Facebook, Inc. Class A*	709,839	81,120,401
Intuit, Inc.	72,892	8,135,476
LinkedIn Corporation Class A*	53,641	10,151,559
Microsoft Corporation	472,167	24,160,785
NetSuite, Inc.Δ*	90,150	6,562,920
Oracle Corporation	431,064	17,643,450
Palo Alto Networks, Inc.*	71,167	8,727,921
QUALCOMM, Inc.	569,377	30,501,526
Rovi Corporation*	7	109
salesforce.com, Inc.*	488,116	38,761,292
SBA Communications Corporation Class A*	74,730	8,066,356
Splunk, Inc.Δ*	154,183	8,353,635

		420,156,923

Total Common Stocks (Cost $972,718,742)		1,158,144,546

See Notes to Financial Statements.

139

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 10.1%
Bermuda — 0.6%
Genpact, Ltd.*	320,483	$8,601,764

China — 3.3%
Alibaba Group Holding, Ltd. ADRΔ*	395,595	31,461,670
Baidu, Inc. ADR*	76,200	12,584,430

		44,046,100

Curacao — 1.3%
Schlumberger, Ltd.	215,791	17,064,752

France — 1.0%
Danone SA ADR	953,929	13,517,174

Netherlands — 1.1%
Mobileye NVΔ*	154,581	7,132,368
NXP Semiconductor NV*	106,959	8,379,168

		15,511,536

Switzerland — 0.7%
Novartis AG ADRΔ	110,179	9,090,869

United Kingdom — 2.1%
ARM Holdings PLC ADRΔ	197,527	8,989,454
Liberty Global PLC Class AΔ*	77,582	2,254,533
Liberty Global PLC LiLAC Class A*	9,680	312,271
Liberty Global PLC LiLAC Class C*	30,301	984,483
Liberty Global PLC, Series C*	242,858	6,957,882
Nielsen Holdings PLCΔ	171,935	8,935,462

		28,434,085

Total Foreign Common Stocks (Cost $138,483,547)		136,266,280

	Shares	Value
MONEY MARKET FUNDS — 18.0%
GuideStone Money Market Fund (Investor Class)¥	43,448,089	$43,448,089
Northern Institutional Liquid Assets Portfolio§	198,241,722	198,241,722

Total Money Market Funds (Cost $241,689,811)		241,689,811

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill 0.43%, 12/08/16Ω‡‡ (Cost $3,094,214)	$3,100,000	3,096,125

TOTAL INVESTMENTS — 114.3% (Cost $1,355,986,314)		1,539,196,762
Liabilities in Excess of Other Assets — (14.3)%		(192,048,245)

NET ASSETS — 100.0%		$1,347,148,517

PORTFOLIO SUMMARY (based on net assets)

%
Technology	31.2
Money Market Funds	18.0
Consumer Discretionary	16.1
Financial Services	14.4
Healthcare	13.6
Foreign Common Stocks	10.1
Consumer Staples	5.1
Producer Durables	3.5
Materials & Processing	2.1
U.S. Treasury Obligations	0.2

114.3

See Notes to Financial Statements.

140

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,158,144,546	$1,158,144,546	$—	$—
Foreign Common Stocks	136,266,280	136,266,280	—	—
Money Market Funds	241,689,811	241,689,811	—	—
U.S. Treasury Obligations	3,096,125	—	3,096,125	—

Total Assets — Investments in Securities	$1,539,196,762	$1,536,100,637	$3,096,125	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(306,773)	$(306,773)	$—	$—

Total Liabilities — Other Financial Instruments	$(306,773)	$(306,773)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

141

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.8%
Consumer Discretionary — 13.1%
2U, Inc.Δ*	69,966	$2,057,701
Aaron’s, Inc.	21,562	471,992
Avon Products, Inc.Δ	61,889	233,940
Big Lots, Inc.Δ	55,353	2,773,739
Bloomin’ Brands, Inc.	26,100	466,407
Bravo Brio Restaurant Group, Inc.Δ*	40,167	328,968
Bright Horizons Family Solutions, Inc.*	34,900	2,314,219
Burlington Stores, Inc.*	33,200	2,214,772
Cable One, Inc.	3,910	1,999,613
Carriage Services, Inc.Δ	38,730	917,126
Carrols Restaurant Group, Inc.*	16,587	197,385
Cavco Industries, Inc.*	4,450	416,965
Columbia Sportswear Co.	9,900	569,646
Cooper Tire & Rubber Co.	52,600	1,568,532
Dana Holding Corporation	26,800	283,008
Dave & Buster’s Entertainment, Inc.Δ*	19,300	903,047
Destination Maternity CorporationΔ	32,000	188,160
Destination XL Group, Inc.Δ*	330,288	1,509,416
Drew Industries, Inc.	30,650	2,600,346
Ethan Allen Interiors, Inc.Δ	47,800	1,579,312
Five Below, Inc.Δ*	23,700	1,099,917
Fox Factory Holding CorporationΔ*	86,660	1,505,284
Francesca’s Holdings CorporationΔ*	47,292	522,577
Gannett Co., Inc.	41,230	569,386
Genesco, Inc.Δ*	8,200	527,342
G-III Apparel Group, Ltd.Δ*	35,000	1,600,200
Goodyear Tire & Rubber Co. (The)	28,271	725,434
Grand Canyon Education, Inc.*	54,970	2,194,402
Gray Television, Inc.*	20,800	225,680
Hertz Global Holdings, Inc.Δ*	22,068	244,293
Hibbett Sports, Inc.Δ*	39,000	1,356,810
Inter Parfums, Inc.	29,800	851,386
Jack in the Box, Inc.	3,100	266,352
Kate Spade & Co.*	35,500	731,655
Kona Grill, Inc.Δ*	46,890	502,661
Lear Corporation	8,073	821,509
Libbey, Inc.	103,200	1,639,848
Lithia Motors, Inc. Class AΔ	16,200	1,151,334
Malibu Boats, Inc. Class AΔ*	68,433	826,671
Mattress Firm Holding CorporationΔ*	25,700	862,235
Meritor, Inc.Δ*	25,207	181,490
Monro Muffler Brake, Inc.Δ	39,850	2,532,866
Movado Group, Inc.Δ	24,624	533,848
MSG Networks, Inc. Class A*	57,377	880,163
New Media Investment Group, Inc.Δ	81,173	1,466,796
Nutrisystem, Inc.Δ	16,213	411,162
NVR, Inc.*	156	277,733
Ollie’s Bargain Outlet Holdings, Inc.Δ*	50,200	1,249,478
Pier 1 Imports, Inc.Δ	33,490	172,139
Rent-A-Center, Inc.Δ	68,775	844,557
Six Flags Entertainment CorporationΔ	5,700	330,315

	Shares	Value
Smith & Wesson Holding CorporationΔ*	74,236	$2,017,735
Sportsman’s Warehouse Holdings, Inc.*	66,100	532,766
Stamps.com, Inc.Δ*	4,479	391,554
Steven Madden, Ltd.*	34,050	1,163,829
Strayer Education, Inc.Δ*	3,778	185,613
Tile Shop Holdings, Inc.*	12,600	250,488
Time, Inc.	104,635	1,722,292
Universal Electronics, Inc.*	76,906	5,558,766
Vail Resorts, Inc.Δ	3,880	536,332
Visteon Corporation*	1,872	123,196
VOXX International Corporation*	48,785	136,110
WABCO Holdings, Inc.*	4,400	402,908
William Lyon Homes Class AΔ*	60,100	968,812
ZAGG, Inc.Δ*	171,290	899,273
Zoe’s Kitchen, Inc.Δ*	10,201	369,990

		65,959,481

Consumer Staples — 1.7%
Andersons, Inc. (The)Δ	30,100	1,069,754
Blue Buffalo Pet Products, Inc.Δ*	16,700	389,778
Dean Foods Co.Δ	100,385	1,815,965
Diplomat Pharmacy, Inc.Δ*	43,700	1,529,500
Ingredion, Inc.	1,871	242,126
Medifast, Inc.	21,251	707,021
Nu Skin Enterprises, Inc. Class A	7,542	348,365
Omega Protein CorporationΔ*	60,122	1,201,839
Sanderson Farms, Inc.Δ	2,355	204,037
TreeHouse Foods, Inc.*	10,400	1,067,560

		8,575,945

Energy — 3.4%
American Standard Energy Corporation*	8,702	43
Archrock, Inc.	36,110	340,156
Atwood Oceanics, Inc.Δ	115,855	1,450,505
Bill Barrett Corporation*	42,523	271,722
CARBO Ceramics, Inc.Δ	66,500	871,150
Diamond Offshore Drilling, Inc.	6,220	151,333
Diamondback Energy, Inc.Δ*	5,580	508,952
Dril-Quip, Inc.Δ*	7,878	460,312
Gulfport Energy Corporation*	96,440	3,014,714
Matador Resources Co.Δ*	45,900	908,820
Matrix Service Co.*	11,857	195,522
Oceaneering International, Inc.	12,765	381,163
Oil States International, Inc.*	9,924	326,301
Parsley Energy, Inc. Class A*	20,500	554,730
PBF Energy, Inc. Class AΔ	74,275	1,766,259
PDC Energy, Inc.Δ*	18,000	1,036,980
Pioneer Energy Services CorporationΔ*	32,453	149,284
Renewable Energy Group, Inc.Δ*	16,539	146,039
REX American Resources CorporationΔ*	11,712	700,729
Ring Energy, Inc.*	145,489	1,283,213
RSP Permian, Inc.Δ*	31,490	1,098,686
Southwestern Energy Co.Δ*	61,400	772,412
Superior Energy Services, Inc.Δ	20,490	377,221

See Notes to Financial Statements.

142

	Shares	Value
Synergy Resources CorporationΔ*	67,010	$446,287

		17,212,533

Financial Services — 18.7%
American Equity Investment Life Holding Co.Δ	62,050	884,212
American Financial Group, Inc.	8,576	634,024
AMERISAFE, Inc.	62,215	3,808,802
AmTrust Financial Services, Inc.Δ	76,290	1,869,105
Ashford Hospitality Trust, Inc. REIT	317,867	1,706,946
Assurant, Inc.	8,897	767,900
BancFirst CorporationΔ	6,110	368,555
Bancorp, Inc. (The)Δ*	132,500	797,650
Bank of the Ozarks, Inc.Δ	11,000	412,720
Bats Global Markets, Inc.*	12,735	327,162
Berkshire Hills Bancorp, Inc.	31,839	857,106
Blackhawk Network Holdings, Inc.*	46,400	1,553,936
Bofl Holding, Inc.Δ*	79,100	1,400,861
Brandywine Realty Trust REIT	30,346	509,813
Cardtronics, Inc.Δ*	29,500	1,174,395
Care Capital Properties, Inc. REIT	17,457	457,548
Cathay General BancorpΔ	4,800	135,360
CBL & Associates Properties, Inc. REITΔ	161,913	1,507,410
Central Pacific Financial Corporation	68,318	1,612,305
Chemical Financial CorporationΔ	41,751	1,556,895
Community Bank System, Inc.Δ	16,570	680,861
CoreSite Realty Corporation REITΔ	18,660	1,654,955
CubeSmart REIT	21,390	660,523
Customers Bancorp, Inc.*	9,199	231,171
Enterprise Financial Services Corporation	10,257	286,068
EverBank Financial Corporation	41,420	615,501
Evercore Partners, Inc. Class A	12,682	560,418
Fair Isaac CorporationΔ	10,900	1,231,809
FBR & Co.	5,735	85,624
Federal Agricultural Mortgage Corporation Class CΔ	23,933	833,347
Federated National Holding Co.Δ	7,239	137,831
Financial Engines, Inc.Δ	14,500	375,115
First Commonwealth Financial CorporationΔ	92,410	850,172
First NBC Bank Holding Co.*	30,740	516,125
First Potomac Realty Trust REITΔ	49,861	458,721
Flagstar Bancorp, Inc.Δ*	85,856	2,095,745
FNB Corporation	80,000	1,003,200
Genworth Financial, Inc. Class A*	271,863	701,407
Gramercy Property Trust REITΔ	88,639	817,252
Great Western Bancorp, Inc.	51,680	1,629,987
Green Dot Corporation Class AΔ*	111,428	2,561,730
Hanmi Financial Corporation	30,932	726,593

	Shares	Value
Hanover Insurance
Group, Inc. (The)	15,905	$1,345,881
HCI Group, Inc.Δ	26,940	734,923
Hersha Hospitality Trust REITΔ	97,679	1,675,195
HFF, Inc. Class A*	57,200	1,651,936
Highwoods Properties, Inc. REIT	18,885	997,128
Hospitality Properties Trust REITΔ	76,505	2,203,344
KCG Holdings, Inc. Class A*	22,282	296,351
Kennedy-Wilson Holdings, Inc.Δ	106,525	2,019,714
LaSalle Hotel Properties REITΔ	35,938	847,418
Mack-Cali Realty Corporation REIT	78,029	2,106,783
MGIC Investment Corporation*	77,746	462,589
National General Holdings Corporation	92,220	1,975,352
National Storage Affiliates Trust REITΔ	93,264	1,941,756
Navient Corporation	75,814	905,977
Northrim BanCorp, Inc.	1,504	39,540
Old Republic International Corporation	121,143	2,336,848
Pacific Premier Bancorp, Inc.*	39,430	946,320
Physicians Realty Trust REIT	37,990	798,170
Pinnacle Financial Partners, Inc.Δ	14,820	723,957
PrivateBancorp, Inc.	22,850	1,006,086
ProAssurance Corporation	32,360	1,732,878
Radian Group, Inc.	33,527	349,351
Reinsurance Group of America, Inc.	24,151	2,342,405
RLJ Lodging Trust REIT	38,843	833,182
Ryman Hospitality Properties, Inc. REIT	37,532	1,900,996
Safeguard Scientifics, Inc.Δ*	59,300	740,657
Select Income REITΔ	42,314	1,099,741
Senior Housing Properties Trust REIT	37,301	776,980
Summit Hotel Properties, Inc. REIT	167,160	2,213,198
Taubman Centers, Inc. REIT	25,811	1,915,176
TCF Financial Corporation	42,312	535,247
Texas Capital Bancshares, Inc.*	29,770	1,392,045
THL Credit, Inc.Δ	90,255	1,004,538
UMH Properties, Inc. REITΔ	24,442	274,972
United Community Banks, Inc.	43,490	795,432
Universal Insurance Holdings, Inc.	19,588	363,945
Voya Financial, Inc.	103,791	2,569,865
Waddell & Reed Financial, Inc. Class AΔ	5,431	93,522
Walker & Dunlop, Inc.*	30,104	685,769
WEX, Inc.*	24,000	2,128,080
WisdomTree Investments, Inc.Δ	109,900	1,075,921
WP Glimcher, Inc. REIT	140,694	1,574,366
Xenia Hotels & Resorts, Inc. REITΔ	64,529	1,082,797

		93,553,191

Healthcare — 10.8%
ABIOMED, Inc.*	3,282	358,690
Acorda Therapeutics, Inc.Δ*	17,103	436,212

See Notes to Financial Statements.

143

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Adeptus Health, Inc. Class AΔ*	4,329	$223,636
Air Methods CorporationΔ*	60,402	2,164,204
Align Technology, Inc.*	17,700	1,425,735
Amedisys, Inc.*	2,946	148,714
American Renal Associates Holdings, Inc.*	32,400	938,628
AMN Healthcare Services, Inc.Δ*	20,786	830,816
Analogic CorporationΔ	17,780	1,412,443
Anika Therapeutics, Inc.Δ*	3,616	193,998
BioScrip, Inc.Δ*	120,829	308,114
BioTelemetry, Inc.*	20,497	334,101
Cempra, Inc.Δ*	34,000	560,660
Civitas Solutions, Inc.Δ*	62,400	1,299,792
Community Health Systems, Inc.Δ*	93,500	1,126,675
Cynosure, Inc. Class A*	35,478	1,725,827
Dermira, Inc.*	47,000	1,374,750
Emergent BioSolutions, Inc.*	53,572	1,506,445
Enanta Pharmaceuticals, Inc.Δ*	10,635	234,502
Endologix, Inc.Δ*	100,100	1,247,246
ExamWorks Group, Inc.Δ*	22,100	770,185
Five Prime Therapeutics, Inc.*	25,259	1,044,460
Five Star Quality Care, Inc.+*	2,086	—
Globus Medical, Inc. Class AΔ*	58,600	1,396,438
Inogen, Inc.Δ*	40,700	2,039,477
Integra LifeSciences Holdings CorporationΔ*	34,763	2,773,392
Intercept Pharmaceuticals, Inc.Δ*	2,527	360,552
Intra-Cellular Therapies, Inc.Δ*	32,878	1,276,324
Kindred Healthcare, Inc.Δ	97,375	1,099,364
Lannett Co., Inc.Δ*	86,995	2,069,611
LDR Holding CorporationΔ*	6,300	232,785
Lexicon Pharmaceuticals, Inc.Δ*	13,300	190,855
Luminex CorporationΔ*	8,465	171,247
Magellan Health, Inc.*	5,557	365,484
Masimo Corporation*	27,140	1,425,257
Neurocrine Biosciences, Inc.Δ*	2,500	113,625
Nevro CorporationΔ*	16,519	1,218,442
NuVasive, Inc.Δ*	17,453	1,042,293
NxStage Medical, Inc.*	4,540	98,427
PRA Health Sciences, Inc.Δ*	42,000	1,753,920
Press Ganey Holdings, Inc.*	48,200	1,896,670
Repligen Corporation*	5,490	150,206
Seres Therapeutics, Inc.Δ*	24,828	721,253
Stemline Therapeutics, Inc.Δ*	34,800	235,596
Surgical Care Affiliates, Inc.Δ*	41,165	1,962,336
Team Health Holdings, Inc.Δ*	46,000	1,870,820
TESARO, Inc.*	2,200	184,910
Ultragenyx Pharmaceutical, Inc.Δ*	2,905	142,084
United Therapeutics CorporationΔ*	12,491	1,323,047
US Physical Therapy, Inc.Δ	36,720	2,210,911
Vanda Pharmaceuticals, Inc.Δ*	27,768	310,724
VCA, Inc.*	23,400	1,582,074
WellCare Health Plans, Inc.*	7,400	793,872
West Pharmaceutical Services, Inc.	44,490	3,375,901

		54,053,730

Materials & Processing — 6.8%
A. Schulman, Inc.	6,000	146,520
Cabot Corporation	7,644	349,025

	Shares	Value
Clearwater Paper Corporation*	2,360	$154,273
Comfort Systems USA, Inc.	17,016	554,211
Ferro Corporation*	51,540	689,605
FMC CorporationΔ	17,200	796,532
FutureFuel Corporation	72,624	790,149
Global Brass & Copper Holdings, Inc.	5,326	145,347
Insteel Industries, Inc.Δ	63,102	1,804,086
Interface, Inc.	59,620	909,205
Kaiser Aluminum Corporation	22,879	2,068,490
Koppers Holdings, Inc.*	47,400	1,456,602
Landec CorporationΔ*	44,320	476,883
LB Foster Co. Class A	65,323	711,367
LSB Industries, Inc.Δ*	98,304	1,187,512
Mercer International, Inc.	70,418	561,936
Myers Industries, Inc.	25,898	372,931
NN, Inc.Δ	97,174	1,359,464
Olympic Steel, Inc.	4,380	119,618
OMNOVA Solutions, Inc.Δ*	171,569	1,243,875
Owens Corning	33,899	1,746,477
P.H. Glatfelter Co.	48,310	944,944
Patrick Industries, Inc.Δ*	80,380	4,846,110
PolyOne Corporation	65,775	2,317,911
RBC Bearings, Inc.Δ*	21,000	1,522,500
Reliance Steel & Aluminum Co.	27,480	2,113,212
Rexnord Corporation*	77,400	1,519,362
Ryerson Holding CorporationΔ*	23,031	403,043
Summit Materials, Inc. Class AΔ*	67,130	1,373,480
U.S. Silica Holdings, Inc.Δ	9,751	336,117
United States Steel CorporationΔ	16,180	272,795
Universal Stainless & Alloy Products, Inc.*	55,449	604,394

		33,897,976

Producer Durables — 17.5%
ACCO Brands Corporation*	404,459	4,178,061
Actuant Corporation Class AΔ	14,770	333,950
Advanced Energy Industries, Inc.*	17,600	668,096
Advisory Board Co. (The)Δ*	48,900	1,730,571
Aegion Corporation*	99,561	1,942,435
Albany International Corporation Class A	65,700	2,623,401
Allegiant Travel Co.	11,750	1,780,125
Astec Industries, Inc.	4,300	241,445
Astronics CorporationΔ*	69,101	2,298,299
Atlas Air Worldwide Holdings, Inc.Δ*	53,336	2,209,177
AZZ, Inc.	53,721	3,222,186
Babcock & Wilcox Enterprises, Inc.*	20,045	294,461
Booz Allen Hamilton Holding Corporation	17,200	509,808
Brink’s Co. (The)	37,614	1,071,623
Bristow Group, Inc.Δ	11,599	132,345
BWX Technologies, Inc.	38,138	1,364,196
CEB, Inc.	19,400	1,196,592
Columbus McKinnon Corporation	107,035	1,514,545
Crane Co.	24,200	1,372,624
DHI Group, Inc.*	14,088	87,768
Ducommun, Inc.*	47,077	931,183

See Notes to Financial Statements.

144

	Shares	Value
DXP Enterprises, Inc.Δ*	20,600	$307,558
Dycom Industries, Inc.Δ*	13,054	1,171,727
EMCOR Group, Inc.	76,009	3,744,203
EnerSys, Inc.	39,270	2,335,387
ExlService Holdings, Inc.*	49,450	2,591,675
FARO Technologies, Inc.Δ*	22,000	744,260
G&K Services, Inc. Class A	17,000	1,301,690
GP Strategies CorporationΔ*	11,130	241,410
Granite Construction, Inc.Δ	12,400	564,820
Greenbrier Cos., Inc. (The)Δ	57,030	1,661,284
Hawaiian Holdings, Inc.*	18,276	693,757
Healthcare Services Group, Inc.Δ	37,450	1,549,681
Huntington Ingalls Industries, Inc.	11,946	2,007,286
Huron Consulting Group, Inc.*	21,600	1,305,072
ICF International, Inc.*	18,000	736,200
John Bean Technologies Corporation	10,300	630,566
Joy Global, Inc.Δ	10,500	221,970
KBR, Inc.	56,200	744,088
Keysight Technologies, Inc.*	34,800	1,012,332
Knight Transportation, Inc.Δ	63,200	1,679,856
Littelfuse, Inc.	14,000	1,654,660
Lydall, Inc.*	28,250	1,089,320
MAXIMUS, Inc.	28,400	1,572,508
Milacron Holdings Corporation*	70,800	1,027,308
MYR Group, Inc.Δ*	52,299	1,259,360
Old Dominion Freight Line, Inc.*	21,160	1,276,160
On Assignment, Inc.*	78,700	2,907,965
Orbital ATK, Inc.	25,031	2,131,139
OSI Systems, Inc.Δ*	23,930	1,391,051
Quanta Services, Inc.Δ*	65,414	1,512,372
SkyWest, Inc.Δ	29,857	790,016
Spirit AeroSystems Holdings, Inc. Class A*	30,646	1,317,778
Spirit Airlines, Inc.Δ*	27,500	1,233,925
Tidewater, Inc.Δ	197,815	872,364
Titan Machinery, Inc.Δ*	33,870	377,651
TriNet Group, Inc.*	45,800	952,182
Triumph Group, Inc.Δ	55,500	1,970,250
Wabash National CorporationΔ*	142,629	1,811,388
Wabtec CorporationΔ	17,680	1,241,666
WageWorks, Inc.*	36,150	2,162,132
Watts Water Technologies, Inc. Class A	13,000	757,380
Wesco Aircraft Holdings, Inc.Δ*	138,300	1,855,986
WESCO International, Inc.Δ*	24,376	1,255,120
Zebra Technologies Corporation Class AΔ*	7,200	360,720

		87,728,114

Technology — 12.5%
Acacia Research CorporationΔ	205,878	905,863
Aspen Technology, Inc.Δ*	45,636	1,836,393
Black Box CorporationΔ	71,629	936,907
Blackbaud, Inc.Δ	12,900	875,910
BroadSoft, Inc.*	24,000	984,720
CACI International, Inc. Class A*	5,100	461,091
Coherent, Inc.*	4,045	371,250

	Shares	Value
CommScope Holding Co., Inc.Δ*	43,462	$1,348,626
comScore, Inc.Δ*	24,700	589,836
Cypress Semiconductor CorporationΔ	65,800	694,190
DigitalGlobe, Inc.Δ*	18,700	399,993
Dolby Laboratories, Inc. Class AΔ	12,553	600,661
EarthLink Holdings Corporation	157,080	1,005,312
Envestnet, Inc.Δ*	62,800	2,091,868
Evolent Health, Inc. Class AΔ*	37,400	718,080
Extreme Networks, Inc.Δ*	172,585	585,063
Global Eagle Entertainment, Inc.Δ*	60,500	401,720
IAC/InterActiveCorp	12,756	718,163
Inphi Corporation*	13,600	435,608
Insight Enterprises, Inc.*	6,540	170,040
Integrated Device Technology, Inc.*	51,108	1,028,804
Interactive Intelligence Group, Inc.Δ*	55,059	2,256,868
InterDigital, Inc.Δ	38,770	2,158,714
IxiaΔ*	15,000	147,300
Kulicke & Soffa Industries, Inc.*	37,102	451,531
LogMeIn, Inc.Δ*	6,500	412,295
MACOM Technology Solutions Holdings, Inc.Δ*	42,800	1,411,544
MaxLinear, Inc. Class A*	26,673	479,581
Microsemi Corporation*	20,100	656,868
MicroStrategy, Inc. Class AΔ*	961	168,194
MKS Instruments, Inc.Δ	63,700	2,742,922
Monotype Imaging Holdings, Inc.	22,300	549,249
NeuStar, Inc. Class AΔ*	36,693	862,652
NIC, Inc.*	69,500	1,524,830
Nuance Communications, Inc.*	33,300	520,479
Paycom Software, Inc.Δ*	49,800	2,151,858
Proofpoint, Inc.Δ*	8,200	517,338
Q2 Holdings, Inc.*	66,400	1,860,528
Qlik Technologies, Inc.*	51,200	1,514,496
RetailMeNot, Inc.Δ*	89,999	693,892
RingCentral, Inc. Class A*	49,577	977,659
Sanmina Corporation*	30,692	822,853
Science Applications International CorporationΔ	29,300	1,709,655
Silicon Graphics International CorporationΔ*	174,608	878,278
Synaptics, Inc.Δ*	27,020	1,452,325
Synchronoss Technologies, Inc.*	67,584	2,153,226
Take-Two Interactive Software, Inc.Δ*	89,113	3,379,165
Teradata CorporationΔ*	13,598	340,902
Teradyne, Inc.	42,491	836,648
TESSCO Technologies, Inc.	50,499	701,431
Tyler Technologies, Inc.Δ*	21,514	3,586,599
Ultimate Software Group, Inc. (The)Δ*	15,100	3,175,379
Universal Display CorporationΔ*	18,580	1,259,724
Vishay Intertechnology, Inc.Δ	130,896	1,621,802
Web.com Group, Inc.Δ*	72,162	1,311,905
Zendesk, Inc.*	17,600	464,288

		62,913,076

See Notes to Financial Statements.

145

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Utilities — 4.3%
8x8, Inc.*	54,870	$801,651
Cogent Communications Holdings, Inc.Δ	31,600	1,265,896
El Paso Electric Co.	16,140	762,938
FairPoint Communications, Inc.Δ*	67,743	994,467
Great Plains Energy, Inc.Δ	65,484	1,990,713
j2 Global, Inc.Δ	36,400	2,299,388
NorthWestern Corporation	5,892	371,608
NRG Energy, Inc.	56,614	848,644
Pinnacle West Capital Corporation	6,200	502,572
PNM Resources, Inc.	32,900	1,165,976
Portland General Electric Co.	39,334	1,735,416
Southwest Gas Corporation	16,901	1,330,278
Spire, Inc.	29,300	2,075,612
UGI Corporation	55,687	2,519,837
Vectren Corporation	34,610	1,822,909
West Corporation	62,150	1,221,869

		21,709,774

Total Common Stocks (Cost $420,221,497)		445,603,820

FOREIGN COMMON STOCKS — 7.7%
Belgium — 0.2%
Euronav NVΔ	109,076	1,000,227

Bermuda — 2.5%
Alpha & Omega Semiconductor, Ltd.Δ*	20,005	278,670
Aspen Insurance Holdings, Ltd.	44,153	2,047,816
Assured Guaranty, Ltd.	85,610	2,171,926
AXIS Capital Holdings, Ltd.Δ	12,213	671,715
Cosan, Ltd. Class A	33,773	219,862
Everest Re Group, Ltd.	12,937	2,363,202
Helen of Troy, Ltd.*	16,800	1,727,712
Nabors Industries, Ltd.	36,901	370,855
Tsakos Energy Navigation, Ltd.	37,586	176,278
Validus Holdings, Ltd.	47,367	2,301,562

		12,329,598

Canada — 1.5%
Celestica, Inc.Δ*	98,272	913,930
Dominion Diamond CorporationΔ	53,954	476,953
FirstService Corporation	7,242	331,901
IMAX CorporationΔ*	60,000	1,768,800
Masonite International CorporationΔ*	4,400	291,016
MDC Partners, Inc. Class AΔ	28,398	519,399
Mitel Networks CorporationΔ*	115,300	725,237
Nevsun Resources, Ltd.Δ	210,131	617,785
Open Text CorporationΔ	32,200	1,904,952
Performance Sports Group, Ltd.Δ*	63,420	190,260

		7,740,233

Cayman Islands — 0.4%
Ambarella, Inc.Δ*	11,600	589,396
Himax Technologies, Inc. ADRΔ	31,402	259,381
Nord Anglia Education, Inc.Δ*	63,600	1,344,504

		2,193,281

Curacao — 0.1%
Orthofix International NV*	9,663	409,711

	Shares	Value
France — 0.3%
Criteo SA ADRΔ*	13,000	$596,960
DBV Technologies SA ADRΔ*	22,300	727,426

		1,324,386

Ireland — 0.2%
Horizon Pharma PLCΔ*	62,900	1,035,963

Israel — 0.3%
magicJack VocalTec, Ltd.Δ*	45,572	286,648
Orbotech, Ltd.*	18,595	475,102
SodaStream International, Ltd.Δ*	41,000	874,530

		1,636,280

Luxembourg — 0.4%
Altisource Portfolio Solutions SAΔ*	27,159	756,107
Trinseo SA	35,366	1,518,262

		2,274,369

Marshall Islands — 0.3%
DHT Holdings, Inc.Δ	253,387	1,274,537

Netherlands — 0.1%
AVG Technologies NVΔ*	28,158	534,720

Puerto Rico — 0.5%
OFG BancorpΔ	252,744	2,097,775
Popular, Inc.	8,595	251,834

		2,349,609

Taiwan — 0.2%
Silicon Motion Technology Corporation ADRΔ	20,700	989,460

United Kingdom — 0.7%
Ensco PLC Class A	125,957	1,223,043
Noble Corporation PLCΔ	43,566	358,984
Rowan Cos. PLC Class AΔ	109,055	1,925,911

		3,507,938

Total Foreign Common Stocks (Cost $38,208,428)		38,600,312

MASTER LIMITED PARTNERSHIP — 0.8%
Compass Diversified Holdings (Cost $3,559,121)	225,725	3,744,778

MONEY MARKET FUNDS — 35.3%
GuideStone Money Market Fund (Investor Class)¥	12,332,995	12,332,995
Northern Institutional Liquid Assets Portfolio§	164,795,467	164,795,467

Total Money Market Funds (Cost $177,128,462)		177,128,462

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	$160,000	—
0.00%, 12/28/17+Ω#	120,000	—
0.00%, 08/19/45+Ω#	50,000	—
0.00%, 11/30/49+Ω#	10,000	—

Total Corporate Bonds (Cost $0)		—

See Notes to Financial Statements.

146

	Par	Value
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill 0.43%, 12/08/16Ω‡‡ (Cost $1,297,573)	$1,300,000	$1,298,375

TOTAL INVESTMENTS — 132.9% (Cost $640,415,081)		666,375,747
Liabilities in Excess of Other Assets — (32.9)%		(164,829,553)

NET ASSETS — 100.0%		$501,546,194

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	35.3
Financial Services	18.7
Producer Durables	17.5
Consumer Discretionary	13.1
Technology	12.5
Healthcare	10.8
Foreign Common Stocks	7.7
Materials & Processing	6.8
Utilities	4.3
Energy	3.4
Consumer Staples	1.7
Master Limited Partnership	0.8
U.S. Treasury Obligation	0.3
Corporate Bonds	—	**

	132.9

**	Rounds to less than 0.05%

See Notes to Financial Statements.

147

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total Value	Level 1 Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$65,959,481	$65,959,481	$—	$—
Consumer Staples	8,575,945	8,575,945	—	—
Energy	17,212,533	17,212,533	—	—
Financial Services	93,553,191	93,553,191	—	—
Healthcare	54,053,730	54,053,730	—	—
Materials & Processing	33,897,976	33,897,976	—	—
Producer Durables	87,728,114	87,728,114	—	—
Technology	62,913,076	62,913,076	—	—
Utilities	21,709,774	21,709,774	—	—
Corporate Bonds	—	—	—	—
Foreign Common Stocks	38,600,312	38,600,312	—	—
Master Limited Partnership	3,744,778	3,744,778	—	—
Money Market Funds	177,128,462	177,128,462	—	—
U.S. Treasury Obligation	1,298,375	—	1,298,375	—

Total Assets — Investments in Securities	$666,375,747	$665,077,372	$1,298,375	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(125,831)	$(125,831)	$—	$—

Total Liabilities — Other Financial Instruments	$(125,831)	$(125,831)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

148

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.0%
Australia — 7.1%
AGL Energy, Ltd.	7,177	$104,233
Alumina, Ltd.Δ	20,465	20,117
Amcor, Ltd.	11,424	128,447
AMP, Ltd.	32,305	125,900
APA Group	13,194	91,769
Asciano, Ltd.	5,505	36,525
ASX, Ltd.	1,900	65,418
Aurizon Holdings, Ltd.	25,222	91,513
AusNet Services	26,942	33,182
Australia & New Zealand Banking Group, Ltd.	31,151	567,573
Bank of Queensland, Ltd.	3,948	31,498
Bendigo and Adelaide Bank, Ltd.Δ	3,661	26,507
BHP Billiton, Ltd.	33,860	471,882
Boral, Ltd.	9,317	43,742
Brambles, Ltd.	15,826	147,758
Caltex Australia, Ltd.	2,589	62,421
Challenger, Ltd.	5,442	35,554
CIMIC Group, Ltd.	826	22,300
Coca-Cola Amatil, Ltd.	7,302	45,075
Cochlear, Ltd.	613	55,930
Commonwealth Bank of Australia	18,136	1,017,978
Computershare, Ltd.	5,174	35,778
CSL, Ltd.	4,822	406,652
Dexus Property Group REIT	9,600	65,142
Domino’s Pizza Enterprises, Ltd.	686	35,300
DUET Group	22,568	42,329
Flight Centre Travel Group, Ltd.Δ	449	10,682
Fortescue Metals Group, Ltd.	12,611	33,748
Goodman Group REIT	17,779	95,358
GPT Group (The) REIT	20,139	81,898
Harvey Norman Holdings, Ltd.	4,519	15,724
Healthscope, Ltd.	21,042	45,281
Incitec Pivot, Ltd.	17,247	38,742
Insurance Australia Group, Ltd.	26,988	111,171
Lend Lease Group	5,556	52,777
Macquarie Group, Ltd.	3,282	170,843
Medibank Pvt, Ltd.	28,244	62,633
Mirvac Group REIT	37,367	56,830
National Australia Bank, Ltd.	28,254	542,461
Newcrest Mining, Ltd.*	7,513	130,214
Orica, Ltd.Δ	3,852	35,833
Origin Energy, Ltd.	17,239	75,319
Platinum Asset Management, Ltd.	1,896	8,235
Qantas Airways, Ltd.*	4,384	9,287
QBE Insurance Group, Ltd.	15,735	124,300
Ramsay Health Care, Ltd.	1,607	86,851
REA Group, Ltd.	425	19,073
Rio Tinto, Ltd.	4,411	152,579
Santos, Ltd.	15,855	56,123
Scentre Group REIT	56,458	209,118
SEEK, Ltd.	3,958	45,437
Sonic Healthcare, Ltd.	3,771	61,155
South32, Ltd.*	53,136	62,317
Stockland REIT	26,872	95,275
Suncorp Group, Ltd.	13,771	126,279
Sydney Airport	10,990	57,386
Telstra Corporation, Ltd.	44,619	186,496

	Shares	Value
TPG Telecom, Ltd.	4,589	$41,149
Transurban Group	21,851	196,807
Vicinity Centres REIT	34,448	85,943
Vocus Communications, Ltd.+	4,341	29,656
Wesfarmers, Ltd.	12,140	366,105
Westfield Corporation REIT	21,009	168,759
Westpac Banking Corporation	34,519	765,479
Woodside Petroleum, Ltd.	8,023	162,685

		8,486,531

Austria — 0.2%
ANDRITZ AG	720	34,140
Erste Group Bank AG*	2,713	61,770
OMV AG	1,545	43,431
Raiffeisen Bank International AG*	950	12,001
Voestalpine AG	1,220	41,060

		192,402

Belgium — 0.6%
Ageas	2,263	78,661
Colruyt SA	841	46,539
Delhaize Group	1,165	123,064
Groupe Bruxelles Lambert SA	909	74,543
KBC Groep NV*	2,494	122,658
Proximus SADP	1,749	55,581
Solvay SA	879	82,106
Telenet Group Holding NV*	773	35,347
UCB SA	1,384	103,921
Umicore SA	1,008	52,068

		774,488

Bermuda — 0.3%
Cheung Kong Infrastructure
Holdings, Ltd.	7,000	60,354
First Pacific Co., Ltd.	18,000	13,068
Jardine Matheson Holdings, Ltd.	2,600	151,606
Kerry Properties, Ltd.	5,000	12,379
Li & Fung, Ltd.	60,000	29,094
Noble Group, Ltd.*	42,800	6,481
NWS Holdings, Ltd.	12,725	20,142
Shangri-La Asia, Ltd.	10,000	10,040
Yue Yuen Industrial Holdings, Ltd.	8,000	31,707

		334,871

Denmark — 1.1%
AP Moeller - Maersk A/S Class A	39	49,154
AP Moeller - Maersk A/S Class BΔ	64	83,594
Chr. Hansen Holding A/S	1,203	79,007
Coloplast A/S Class B	1,373	102,775
Danske Bank A/S	7,506	197,561
DSV A/S	1,815	76,317
Genmab A/S*	624	113,785
ISS A/S	2,008	75,522
Novozymes A/S, B Shares	2,321	111,456
Pandora A/S	1,236	168,343
TDC A/S	8,509	41,698
Tryg A/S	970	17,367
Vestas Wind Systems A/S	2,437	165,642

See Notes to Financial Statements.

149

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
William Demant Holding A/SΔ*	1,035	$20,147

		1,302,368

Finland — 1.0%
Elisa OYJ	1,415	54,369
Fortum OYJ	4,227	67,913
Kone OYJ Class B	3,585	165,450
Metso OYJΔ	913	21,465
Neste OYJ	1,361	48,804
Nokia OYJ	60,564	344,747
Nokian Renkaat OYJ	1,196	42,867
Orion OYJ Class B	1,276	49,547
Sampo OYJ, A Shares	4,612	188,615
Stora Enso OYJ, R Shares	7,178	57,726
UPM-Kymmene OYJ	5,350	98,284
Wartsila OYJ Abp	1,465	59,774

		1,199,561

France — 8.8%
Accor SAΔ	2,029	77,744
Aeroports de Paris	378	41,418
Air Liquide SA	3,612	376,306
Alstom SA*	1,430	33,017
Arkema SA	687	52,523
Atos SEΔ	879	72,473
AXA SA	19,957	394,604
BNP Paribas SA	11,299	495,526
Bollore SA	12,114	40,782
Bouygues SA	1,998	57,240
Bureau Veritas SA	2,626	55,133
Capgemini SA	1,772	152,911
Carrefour SAΔ	6,126	150,674
Casino Guichard Perrachon SA	458	25,423
Christian Dior SE	582	93,232
Cie de St-Gobain	5,123	194,191
Cie Generale des Etablissements Michelin	2,030	191,309
CNP Assurances	1,390	20,508
Credit Agricole SA	11,379	95,663
Danone SA	6,021	421,367
Dassault Systemes	1,483	111,813
Edenred	2,232	45,703
Eiffage SA	593	42,157
Electricite de France SA	3,498	42,414
Engie SA	15,202	244,094
Essilor International SA	2,201	289,277
Eurazeo SA	340	20,171
Eutelsat Communications SA	1,634	30,842
Fonciere Des Regions REIT	471	41,630
Gecina SA REIT	503	68,131
Groupe Eurotunnel SE	5,218	55,116
Hermes International	253	94,313
ICADE REIT	531	37,314
Iliad SA	257	51,879
Imerys SA	277	17,674
Ingenico GroupΔ	660	76,498
JCDecaux SA	633	21,343
Kering	766	123,313
Klepierre REIT	2,208	97,429
Lagardere SCA	1,481	32,215
Legrand SA	2,924	149,684
L’Oreal SA	2,704	517,692
Natixis SA	9,336	35,130
Numericable-SFR SA*	1,016	25,390

	Shares	Value
Orange SA	20,797	$338,171
Peugeot SA*	5,550	66,523
Publicis Groupe SAΔ	2,076	138,890
Renault SA	1,940	146,466
Rexel SA	3,212	40,383
Safran SA	3,222	216,976
Sanofi	12,391	1,029,483
Schneider Electric SE	5,713	333,302
SCOR SE	1,503	44,436
Societe BIC SA	295	41,564
Societe Generale SA	8,096	253,292
Sodexo SA	1,070	114,629
Suez Environnement Co.	3,491	54,451
Technip SA	1,015	54,937
Thales SA	1,122	93,176
TOTAL SAΔ	23,196	1,112,393
Unibail-Rodamco SE REIT	1,027	265,680
Valeo SA	2,565	113,871
Veolia Environnement SA	4,506	97,306
Vinci SA	5,341	376,899
Vivendi SA	11,829	221,306
Wendel SA	233	24,088
Zodiac Aerospace	2,009	46,867

		10,538,355

Germany — 7.6%
Adidas AGΔ	1,946	279,348
Allianz SE	4,822	687,897
Axel Springer SE	360	18,901
BASF SE	9,719	745,244
Bayerische Motoren Werke AGΔ	3,526	256,606
Beiersdorf AG	977	92,497
Brenntag AG	1,776	86,033
Commerzbank AG	11,608	75,596
Continental AG	1,158	219,125
Covestro AG 144A	783	34,875
Daimler AG	10,243	612,927
Deutsche Bank AG*	15,114	208,924
Deutsche Boerse AG	2,056	168,911
Deutsche Lufthansa AGΔ	1,968	23,139
Deutsche Post AG	10,173	286,600
Deutsche Telekom AG	33,145	565,200
Deutsche Wohnen AG	3,313	112,802
E.ON SE	22,240	224,510
Evonik Industries AG	1,417	42,239
Fraport AG Frankfurt Airport Services WorldwideΔ	338	18,097
Fresenius Medical Care AG & Co. KGaA	2,326	202,610
Fresenius SE & Co. KGaA	4,209	309,268
GEA Group AG	2,114	99,784
Hannover Rueck SE	608	63,705
HeidelbergCement AG	1,514	114,053
Henkel AG & Co KGaA	1,000	108,168
HOCHTIEF AG	215	27,759
HUGO BOSS AG	677	38,489
Infineon Technologies AG	11,974	173,341
K+S AGΔ	1,931	39,532
LANXESS AG	939	41,197
Linde AG	1,945	271,011
MAN SE	379	38,681
Merck KGaA	1,280	130,104
METRO AGΔ	1,673	51,455

See Notes to Financial Statements.

150

	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG	1,695	$284,244
OSRAM Licht AGΔ	947	49,203
ProSiebenSat.1 Media SE*	2,503	109,487
RWE AG*	4,702	74,881
SAP SE	10,171	763,898
Siemens AG	7,967	817,587
Symrise AG	1,436	97,952
Telefonica Deutschland Holding AG	8,893	36,631
ThyssenKrupp AG	3,534	71,035
TUI AG	5,007	56,990
United Internet AG	1,502	62,437
Volkswagen AG	361	47,855
Vonovia SE	4,940	180,380
Zalando SE 144AΔ*	800	21,173

		9,142,381

Hong Kong — 3.0%
AIA Group, Ltd.	128,400	772,162
ASM Pacific Technology, Ltd.	1,900	13,662
Bank of East Asia, Ltd. (The)Δ	12,442	48,116
BOC Hong Kong Holdings, Ltd.	37,500	113,001
Cathay Pacific Airways, Ltd.	10,000	14,670
Cheung Kong Property
Holdings, Ltd.	29,000	182,719
CK Hutchison Holdings, Ltd.	29,000	319,013
CLP Holdings, Ltd.	17,500	178,766
Hang Lung Properties, Ltd.	20,000	40,406
Hang Seng Bank, Ltd.	8,100	138,938
Henderson Land Development Co., Ltd.	12,980	73,321
HK Electric Investments & HK Electric Investments, Ltd. 144A	25,000	23,328
HKT Trust & HKT, Ltd.	29,000	41,791
Hong Kong & China Gas Co., Ltd.	77,110	140,897
Hong Kong Exchanges and Clearing, Ltd.Δ	12,364	301,256
Hongkong Land Holdings, Ltd.	12,800	78,339
Hysan Development Co., Ltd.	9,000	40,136
Link REIT	22,500	153,860
MTR Corporation, Ltd.	13,887	70,452
New World Development Co., Ltd.	70,842	72,143
PCCW, Ltd.	33,000	22,174
Power Assets Holdings, Ltd.	15,000	137,918
Sino Land Co., Ltd.	30,335	49,946
Sun Hung Kai Properties, Ltd.	16,000	193,102
Swire Pacific, Ltd. Class A	5,500	62,157
Swire Properties, Ltd.	13,000	34,637
Techtronic Industries Co., Ltd.	14,000	58,464
WH Group, Ltd. 144A	63,000	49,896
Wharf Holdings, Ltd. (The)	15,000	91,538
Wheelock & Co., Ltd.	8,000	37,581

		3,554,389

Ireland — 0.5%
Bank of Ireland*	288,122	59,397
CRH PLC	8,964	261,215
DCC PLC	905	79,640

	Shares	Value
James Hardie Industries PLC CDI	4,486	$69,476
Kerry Group PLC Class A	1,626	144,209

		613,937

Israel — 0.3%
Azrieli Group	296	12,587
Bank Hapoalim BM	10,524	53,019
Bank Leumi Le-Israel BM*	14,030	49,262
Bezeq The Israeli Telecommunication Corporation, Ltd.	20,080	39,777
Check Point Software Technologies, Ltd.Δ*	1,500	119,520
Israel Chemicals, Ltd.	4,122	16,060
Mizrahi Tefahot Bank, Ltd.	1,129	13,018
NICE, Ltd.	650	41,361
Taro Pharmaceuticals IndustriesΔ*	100	14,560

		359,164

Italy — 1.8%
Assicurazioni Generali SpA	11,806	139,222
Atlantia SpA	4,528	113,132
Enel SpA	80,388	356,880
Eni SpA	27,270	439,244
EXOR SpA	1,031	38,060
Intesa Sanpaolo SpAΔ	142,218	270,015
Leonardo-Finmeccanica SpA*	3,992	40,370
Luxottica Group SpA	1,688	82,269
Mediobanca SpA	5,560	32,036
Poste Italiane SpA 144AΔ	5,353	35,544
Prysmian SpA	2,060	45,215
Rizzoli Corriere Della Sera Mediagroup SpA*	586	525
Saipem SpA*	49,174	19,661
Snam SpA	25,621	153,174
Telecom Italia SpAΔ*	109,518	89,949
Telecom Italia SpA *	58,508	37,643
Terna Rete Elettrica Nazionale SpA	17,592	97,902
UniCredit SpA	54,335	119,497
Unione di Banche Italiane SCpAΔ	8,127	22,443
UnipolSai SpAΔ	11,476	17,319

		2,150,100

Japan — 23.5%
ABC-Mart, Inc.	500	33,556
Acom Co., Ltd.*	3,200	15,503
AEON Co., Ltd.	7,100	110,239
AEON Credit Service Co., Ltd.Δ	800	17,322
AEON Mall Co., Ltd.	900	11,776
Air Water, Inc.	2,000	29,428
Aisin Seiki Co., Ltd.	1,900	77,393
Ajinomoto Co., Inc.	5,700	134,297
Alfresa Holdings Corporation	1,900	39,695
Alps Electric Co., Ltd.	1,600	30,397
Amada Holdings Co., Ltd.	2,800	28,426
ANA Holdings, Inc.	13,000	37,045
Aozora Bank, Ltd.	12,000	41,628
Asahi Glass Co., Ltd.	10,000	54,269
Asahi Kasei CorporationΔ	13,000	90,467
ASICS Corporation	2,200	37,169
Astellas Pharma, Inc.	22,400	351,284
Bandai Namco Holdings, Inc.	1,800	46,452

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bank of Kyoto, Ltd. (The)	3,000	$18,401
Benesse Holdings, Inc.	500	11,738
Bridgestone Corporation	6,900	221,745
Brother Industries, Ltd.	1,900	20,380
Calbee, Inc.	1,100	46,020
Canon, Inc.	11,200	319,762
Casio Computer Co., Ltd.Δ	2,100	30,240
Central Japan Railway Co.Δ	1,500	266,795
Chiba Bank, Ltd. (The)	7,000	33,080
Chubu Electric Power Co., Inc.	6,200	88,232
Chugai Pharmaceutical Co., Ltd.	2,600	92,659
Chugoku Bank, Ltd. (The)	1,300	13,264
Chugoku Electric Power Co., Inc. (The)	3,100	39,411
Concordia Financial Group, Ltd.*	11,000	42,481
Credit Saison Co., Ltd.	1,200	20,158
CYBERDYNE, Inc.Δ*	1,200	27,048
Dai Nippon Printing Co., Ltd.	5,000	55,725
Daicel Corporation	3,100	32,122
Daihatsu Motor Co., Ltd.	1,600	20,842
Dai-ichi Life Insurance Co., Ltd. (The)Δ	11,500	128,736
Daiichi Sankyo Co., Ltd.	6,300	153,059
Daikin Industries, Ltd.	2,600	218,516
Daito Trust Construction Co., Ltd.	700	113,654
Daiwa House Industry Co., Ltd.	6,300	185,012
Daiwa Securities Group, Inc.	19,000	100,099
Denso Corporation	5,000	175,927
Dentsu, Inc.	2,200	103,127
Don Quijote Holdings Co., Ltd.	1,000	37,163
East Japan Railway Co.Δ	3,600	333,624
Eisai Co., Ltd.Δ	2,700	150,757
Electric Power Development Co., Ltd.	1,500	34,947
FamilyMart Co., Ltd.	500	30,471
FANUC Corporation	2,100	341,614
Fast Retailing Co., Ltd.	600	161,088
Fuji Electric Co., Ltd.	5,000	20,818
Fuji Heavy Industries, Ltd.	5,900	202,803
FUJIFILM Holdings Corporation	4,700	182,362
Fujitsu, Ltd.	18,000	66,192
Fukuoka Financial Group, Inc.	8,000	26,378
GungHo Online Entertainment, Inc.Δ	3,200	8,671
Hachijuni Bank, Ltd. (The)	5,000	21,776
Hakuhodo DY Holdings, Inc.	1,900	22,773
Hamamatsu Photonics KK	1,200	33,671
Hankyu Hanshin Holdings, Inc.	13,000	96,935
Hikari Tsushin, Inc.	200	16,755
Hino Motors, Ltd.	2,100	20,916
Hirose Electric Co., Ltd.Δ	300	36,890
Hiroshima Bank, Ltd. (The)	6,000	20,048
Hisamitsu Pharmaceutical Co., Inc.	500	28,831
Hitachi Chemical Co., Ltd.	800	14,941
Hitachi Construction Machinery Co., Ltd.	900	13,136
Hitachi High-Technologies Corporation	600	16,421

	Shares	Value
Hitachi Metals, Ltd.	2,000	$20,318
Hitachi, Ltd.	51,000	213,683
Hokuriku Electric Power Co.	1,400	17,348
Honda Motor Co., Ltd.	16,800	421,432
Hoshizaki Corporation	600	58,736
Hoya Corporation	4,100	146,436
Hulic Co., Ltd.	2,400	25,290
Idemitsu Kosan Co., Ltd.	700	15,197
IHI CorporationΔ	15,000	40,432
Iida Group Holdings Co., Ltd.	1,200	24,575
Inpex Corporation	9,300	72,732
Isetan Mitsukoshi Holdings, Ltd.	3,600	32,043
Isuzu Motors, Ltd.	6,800	83,755
ITOCHU Corporation	15,500	189,615
Iyo Bank, Ltd. (The)	2,000	12,249
J. Front Retailing Co., Ltd.	3,400	35,252
Japan Airlines Co., Ltd.	1,300	41,824
Japan Airport Terminal Co., Ltd.	400	14,512
Japan Exchange Group, Inc.	5,200	59,870
Japan Post Bank Co., Ltd.	3,800	44,683
Japan Post Holdings Co., Ltd.	5,700	69,343
Japan Prime Realty Investment Corporation REIT	9	38,620
Japan Real Estate Investment Corporation REIT	13	80,295
Japan Retail Fund Investment Corporation REIT	25	63,837
JFE Holdings, Inc.	6,100	79,576
JGC Corporation	2,000	28,631
Joyo Bank, Ltd.	5,000	18,692
JSR Corporation	1,500	19,865
JTEKT Corporation	3,200	36,270
JX Holdings, Inc.	21,000	81,970
Kajima Corporation	9,000	62,521
Kakaku.com, Inc.	1,200	23,844
Kamigumi Co., Ltd.	2,000	18,486
Kaneka Corporation	3,000	20,017
Kansai Electric Power Co., Inc. (The)*	7,200	70,123
Kansai Paint Co., Ltd.	2,000	40,379
Kao Corporation	5,400	314,508
Kawasaki Heavy Industries, Ltd.Δ	15,000	42,295
KDDI Corporation	20,000	608,195
Keihan Holdings Co., Ltd.	6,000	41,576
Keikyu Corporation	6,000	60,379
Keio Corporation	7,000	66,030
Keisei Electric Railway Co., Ltd.	3,000	38,669
Keyence Corporation	500	341,164
Kikkoman Corporation	2,000	73,800
Kintetsu Group Holdings Co., Ltd.Δ	21,000	89,868
Kobe Steel, Ltd.	25,000	20,547
Koito Manufacturing Co., Ltd.	1,100	50,649
Komatsu, Ltd.	9,400	163,294
Konami Holdings Corporation	800	30,520
Konica Minolta, Inc.	4,700	34,237
Kose Corporation	300	25,422
Kubota Corporation	10,800	146,073
Kuraray Co., Ltd.	3,600	42,953
Kurita Water Industries, Ltd.Δ	900	20,063
Kyocera Corporation	3,600	171,298

See Notes to Financial Statements.

152

	Shares	Value
Kyowa Hakko Kirin Co., Ltd.	3,000	$51,167
Kyushu Electric Power Co., Inc.	4,400	44,129
Kyushu Financial Group, Inc.	3,700	18,339
Lawson, Inc.	600	47,901
LIXIL Group Corporation	2,600	42,697
M3, Inc.Δ	2,100	73,290
Mabuchi Motor Co., Ltd.	400	16,942
Makita Corporation	1,100	73,037
Marubeni Corporation	16,300	73,639
Marui Group Co., Ltd.	1,900	25,578
Maruichi Steel Tube, Ltd.	400	13,980
Mazda Motor Corporation	5,700	75,430
McDonald’s Holdings Co. Japan, Ltd.	500	13,581
Medipal Holdings Corporation	2,200	36,170
MEIJI Holdings Co., Ltd.	1,300	133,582
Minebea Co., Ltd.	3,000	20,382
Miraca Holdings, Inc.	500	21,684
Mitsubishi Chemical Holdings Corporation	15,400	70,593
Mitsubishi Corporation	16,400	288,760
Mitsubishi Electric Corporation	21,000	250,705
Mitsubishi Estate Co., Ltd.	13,000	238,456
Mitsubishi Gas Chemical Co., Inc.	3,000	15,651
Mitsubishi Heavy Industries, Ltd.	32,000	128,679
Mitsubishi Logistics Corporation	1,000	13,990
Mitsubishi Materials CorporationΔ	12,000	28,732
Mitsubishi Motors Corporation	6,300	29,083
Mitsubishi Tanabe Pharma Corporation	2,400	43,364
Mitsubishi UFJ Financial Group, Inc.	135,500	607,427
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	15,370
Mitsui & Co., Ltd.	18,300	218,450
Mitsui Chemicals, Inc.	13,000	47,772
Mitsui Fudosan Co., Ltd.	9,000	206,557
Mitsui OSK Lines, Ltd.	13,000	27,645
Mixi, Inc.	300	12,404
Mizuho Financial Group, Inc.	255,300	367,392
MS&AD Insurance Group Holdings, Inc.	5,400	139,915
Murata Manufacturing Co., Ltd.	2,100	235,441
Nabtesco Corporation	1,000	23,860
Nagoya Railroad Co., Ltd.	10,000	56,344
NEC Corporation	25,000	58,247
Nexon Co., Ltd.	2,200	32,560
NGK Insulators, Ltd.	3,000	60,652
NGK Spark Plug Co., Ltd.	1,900	28,680
NH Foods, Ltd.	2,000	48,988
NHK Spring Co., Ltd.	3,600	29,217
Nidec Corporation	2,500	190,308
Nikon CorporationΔ	3,500	47,389
Nintendo Co., Ltd.	1,200	172,439
Nippon Building Fund, Inc. REIT	14	86,241
Nippon Electric Glass Co., Ltd.	3,000	12,523
Nippon Express Co., Ltd.	10,000	45,697
Nippon Paint Holdings Co., Ltd.	1,900	46,971

	Shares	Value
Nippon Prologis, Inc. REIT	17	$41,531
Nippon Steel & Sumitomo Metal CorporationΔ	8,700	168,429
Nippon Telegraph & Telephone Corporation	7,200	337,643
Nippon Yusen KK	17,000	29,907
Nissan Motor Co., Ltd.	25,300	225,785
Nisshin Seifun Group, Inc.	2,300	36,972
Nissin Foods Holdings Co., Ltd.	700	38,228
Nitori Holdings Co., Ltd.	900	109,156
Nitto Denko Corporation	1,900	120,525
NOK Corporation	800	13,604
Nomura Holdings, Inc.	36,600	130,170
Nomura Real Estate Master Fund, Inc. REIT	37	58,490
Nomura Real Estate Holdings, Inc.	1,000	17,474
Nomura Research Institute, Ltd.	1,290	47,311
NSK, Ltd.	4,700	34,404
NTT Data Corporation	1,200	56,674
NTT DOCOMO, Inc.	15,000	404,528
NTT Urban Development Corporation	900	9,676
Obayashi Corporation	7,300	77,722
Obic Co., Ltd.	600	33,028
Odakyu Electric Railway Co., Ltd.	6,000	70,356
Oji Holdings Corporation	8,000	30,712
Olympus CorporationΔ	3,200	119,493
Omron Corporation	2,100	68,546
Ono Pharmaceutical Co., Ltd.	4,400	191,669
Oracle Corporation	300	15,997
Oriental Land Co., Ltd.	2,400	155,399
ORIX Corporation	14,100	182,461
Osaka Gas Co., Ltd.	23,000	88,423
Otsuka Corporation	400	18,705
Otsuka Holdings Co., Ltd.	4,200	193,548
Panasonic Corporation	23,400	201,323
Park24 Co., Ltd.	800	27,492
Pola Orbis Holdings, Inc.	200	18,822
Rakuten, Inc.	9,500	103,107
Recruit Holdings Co., Ltd.	3,200	116,909
Resona Holdings, Inc.	23,900	87,352
Ricoh Co., Ltd.	6,400	55,478
Rinnai Corporation	300	26,509
Rohm Co., Ltd.	1,000	39,470
Ryohin Keikaku Co., Ltd.	300	73,109
Santen Pharmaceutical Co., Ltd.	3,600	56,582
SBI Holdings, Inc.	3,200	31,866
Secom Co., Ltd.	2,300	170,045
Seibu Holdings, Inc.Δ	2,400	40,649
Seiko Epson Corporation	3,000	48,095
Sekisui Chemical Co., Ltd.	4,000	49,283
Sekisui House, Ltd.	6,200	108,575
Seven & i Holdings Co., Ltd.	7,900	331,232
Seven Bank, Ltd.	4,800	14,899
Shikoku Electric Power Co., Inc.	1,400	16,584
Shimadzu Corporation	3,000	45,100
Shimamura Co., Ltd.	200	29,757
Shimano, Inc.	800	122,318
Shimizu Corporation	6,000	56,214
Shin-Etsu Chemical Co., Ltd.	4,000	234,354
Shinsei Bank, Ltd.	19,000	27,683

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Shionogi & Co., Ltd.	3,200	$174,931
Shiseido Co., Ltd.	3,800	99,019
Shizuoka Bank, Ltd. (The)Δ	5,000	35,213
Showa Shell Sekiyu KK	1,500	14,000
SMC Corporation	600	147,616
SoftBank Group Corporation	10,200	576,831
Sohgo Security Services Co., Ltd.	600	29,661
Sompo Japan Nipponkoa Holdings, Inc.	4,000	106,449
Sony Corporation	13,300	391,844
Sony Financial Holdings, Inc.	1,400	15,830
Stanley Electric Co., Ltd.	2,100	44,848
Start Today Co., Ltd.	500	26,429
Sumitomo Chemical Co., Ltd.	15,000	61,891
Sumitomo Corporation	12,400	124,991
Sumitomo Dainippon Pharma Co., Ltd.Δ	1,300	22,533
Sumitomo Electric Industries, Ltd.	8,000	105,884
Sumitomo Heavy Industries, Ltd.	6,000	26,357
Sumitomo Metal Mining Co., Ltd.	5,000	50,862
Sumitomo Mitsui Financial Group, Inc.	14,300	412,913
Sumitomo Mitsui Trust Holdings, Inc.Δ	33,000	107,376
Sumitomo Realty & Development Co., Ltd.	4,000	108,469
Sumitomo Rubber Industries, Inc.	1,400	18,743
Sundrug Co., Ltd.	400	37,558
Suntory Beverage & Food, Ltd.	1,300	58,826
Suruga Bank, Ltd.	1,500	33,899
Suzuken Co., Ltd.	900	28,329
Suzuki Motor CorporationΔ	3,600	97,481
Sysmex Corporation	1,700	117,059
T&D Holdings, Inc.	5,300	45,008
Taiheiyo Cement Corporation	12,000	28,423
Taisei Corporation	10,000	82,167
Taisho Pharmaceutical Holdings Co., Ltd.	300	31,569
Taiyo Nippon Sanso CorporationΔ	1,200	11,029
Takashimaya Co., Ltd.	3,000	21,488
Takeda Pharmaceutical Co., Ltd.	7,700	332,087
TDK CorporationΔ	1,200	67,172
Teijin, Ltd.	8,000	26,508
Terumo Corporation	3,800	162,166
THK Co., Ltd.	1,000	17,044
Tobu Railway Co., Ltd.	10,000	54,885
Toho Co., Ltd.	1,600	44,306
Toho Gas Co., Ltd.	5,000	40,914
Tohoku Electric Power Co., Inc.Δ	5,200	65,627
Tokio Marine Holdings, Inc.	7,200	239,696
Tokyo Electric Power Co., Inc.*	14,000	59,291
Tokyo Electron, Ltd.	1,600	135,214
Tokyo Gas Co., Ltd.	22,000	90,833
Tokyo Tatemono Co., Ltd.	2,300	27,582
Tokyu CorporationΔ	11,000	96,577
Tokyu Fudosan Holdings Corporation	5,600	34,936
TonenGeneral Sekiyu KK	3,000	27,329

	Shares	Value
Toppan Printing Co., Ltd.	5,000	$42,994
Toray Industries, Inc.Δ	16,000	136,526
Toshiba Corporation*	41,000	111,684
TOTO, Ltd.	1,800	71,927
Toyo Seikan Group Holdings, Ltd.	2,300	43,948
Toyo Suisan Kaisha, Ltd.	1,000	40,563
Toyoda Gosei Co., Ltd.	500	8,905
Toyota Industries CorporationΔ	1,600	63,616
Toyota Motor Corporation	27,900	1,375,429
Toyota Tsusho Corporation	2,100	45,212
Trend Micro, Inc.	1,200	42,917
Tsuruha Holdings, Inc.	400	48,435
Unicharm Corporation	4,000	89,870
United Urban Investment Corporation REIT	28	50,438
USS Co., Ltd.	2,500	41,316
West Japan Railway Co.	1,900	120,409
Yahoo Japan Corporation	13,900	61,638
Yakult Honsha Co., Ltd.	900	46,776
Yamada Denki Co., Ltd.Δ	7,600	40,119
Yamaguchi Financial Group, Inc.Δ	2,000	18,913
Yamaha Corporation	1,800	48,516
Yamaha Motor Co., Ltd.	3,600	54,917
Yamato Holdings Co., Ltd.Δ	4,400	101,028
Yamazaki Baking Co., Ltd.	2,000	55,835
Yaskawa Electric Corporation	2,600	33,947
Yokogawa Electric Corporation	1,800	20,299
Yokohama Rubber Co., Ltd. (The)	1,000	12,542

		28,022,366

Jersey — 1.3%
Experian PLC	9,456	179,401
Glencore PLC*	128,774	265,420
Petrofac, Ltd.	2,095	21,777
Randgold Resources, Ltd.	945	106,046
Shire PLC	9,425	582,311
Wolseley PLC	2,562	132,670
WPP PLC	13,726	286,071

		1,573,696

Luxembourg — 0.3%
ArcelorMittal*	19,656	89,616
Millicom International Cellular SA SDR	902	55,328
RTL Group SA	285	23,276
SES SA	3,858	82,590
Tenaris SAΔ	5,417	78,293

		329,103

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	62,700	16,406

Netherlands — 3.5%
ABN AMRO Group NV CVA 144A	2,489	40,921
Aegon NVΔ	21,999	87,168
AerCap Holdings NV*	1,900	63,821
Airbus Group SE	6,194	355,041
Akzo Nobel NV	2,655	164,931
Altice NV Class AΔ*	3,520	52,559
Altice NV Class B*	730	10,998
ASML Holding NV	3,932	387,061
Boskalis Westminster	963	32,860
CNH Industrial NV	9,819	71,224

See Notes to Financial Statements.

154

	Shares	Value
Ferrari NVΔ	1,166	$47,867
Fiat Chrysler Automobiles NVΔ*	8,663	53,325
Gemalto NV	809	49,013
ING Groep NV CVA	41,477	429,119
Koninklijke Ahold NV	8,892	196,359
Koninklijke DSM NV	1,776	102,459
Koninklijke KPN NV	34,534	123,095
Koninklijke Philips NV	10,392	258,100
Koninklijke Vopak NV	953	47,440
Mobileye NVΔ*	1,900	87,666
NN Group NV	3,121	85,917
NXP Semiconductor NVΔ*	3,062	239,877
OCI NVΔ*	684	9,266
QIAGEN NV*	2,001	43,607
Randstad Holding NV	1,201	48,029
RELX NV	10,010	173,180
STMicroelectronics NVΔ	6,571	38,364
Unilever NV CVA	17,249	802,248
Wolters Kluwer NV	3,324	134,593

		4,236,108

New Zealand — 0.2%
Auckland International Airport, Ltd.	8,625	40,123
Contact Energy, Ltd.	7,151	26,548
Fletcher Building, Ltd.	7,398	45,505
Meridian Energy, Ltd.	12,874	24,297
Mighty River Power, Ltd.	4,302	9,285
Ryman Healthcare, Ltd.	2,667	17,801
Spark New Zealand, Ltd.	18,489	46,992

		210,551

Norway — 0.7%
DNB ASA	9,875	118,202
Gjensidige Forsikring ASA	2,501	41,669
Marine Harvest ASA*	4,165	70,252
Norsk Hydro ASA	13,545	49,586
Orkla ASA	7,371	65,554
Schibsted ASA Class A	715	21,433
Schibsted ASA, B Shares	846	24,204
Statoil ASA	12,265	211,920
Telenor ASA	8,188	135,536
Yara International ASA	1,747	55,497

		793,853

Papua New Guinea — 0.0%
Oil Search, Ltd.	12,840	64,837

Portugal — 0.2%
EDP - Energias de Portugal SA	25,596	78,365
Galp Energia SGPS SA	5,590	77,748
Jeronimo Martins SGPS SA	2,979	46,984

		203,097

Singapore — 1.4%
Ascendas Real Estate Investment Trust REIT	18,100	33,498
CapitaLand Commercial Trust, Ltd. REIT	16,400	18,038
CapitaLand Mall Trust REIT	20,600	32,754
CapitaLand, Ltd.	30,000	68,879
City Developments, Ltd.	3,800	23,092
ComfortDelGro Corporation, Ltd.	29,600	60,787
DBS Group Holdings, Ltd.	18,849	222,247
Global Logistic Properties, Ltd.	28,000	37,801

	Shares	Value
Hutchison Port Holdings Trust Class U	53,700	$24,572
Jardine Cycle & Carriage, Ltd.	1,111	30,392
Keppel Corporation, Ltd.Δ	14,700	60,642
Oversea-Chinese Banking Corporation, Ltd.	32,762	213,020
Sembcorp Industries, Ltd.	9,800	20,753
Sembcorp Marine, Ltd.	9,200	10,706
Singapore Airlines, Ltd.	5,600	44,469
Singapore Exchange, Ltd.	7,800	44,431
Singapore Press Holdings, Ltd.Δ	18,400	54,221
Singapore Technologies Engineering, Ltd.	16,100	37,898
Singapore Telecommunications, Ltd.	83,700	258,517
StarHub, Ltd.	4,000	11,287
Suntec Real Estate Investment Trust REIT	18,200	24,049
United Overseas Bank, Ltd.	13,300	183,247
UOL Group, Ltd.	7,390	30,124
Wilmar International, Ltd.	25,500	62,075
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	15,695

		1,623,194

Spain — 3.1%
Abertis Infraestructuras SA	5,559	82,149
ACS Actividades de Construccion y Servicios SA	2,212	60,674
Aena SA 144A	664	88,014
Amadeus IT Holding SA, A Shares	4,852	213,774
Banco Bilbao Vizcaya Argentaria SA	68,766	393,993
Banco de Sabadell SA	57,810	76,556
Banco Popular Espanol SA	29,731	38,637
Banco Santander SA	151,502	587,933
Bankia SA	45,814	33,351
Bankinter SA	6,854	44,244
CaixaBank SA	26,233	57,817
Distribuidora Internacional de Alimentacion SAΔ	6,556	38,267
Enagas SA	2,158	65,928
Endesa SA	3,073	61,661
Ferrovial SA	4,760	93,191
Gas Natural SDG SA	3,746	74,462
Grifols SA	3,284	74,601
Iberdrola SA	57,690	393,538
Industria de Diseno Textil SA	11,719	393,689
International Consolidated Airlines Group SA	8,587	42,517
Mapfre SAΔ	14,461	31,759
Red Electrica Corporacion SA	1,056	94,358
Repsol SA	11,769	150,866
Telefonica SA	47,011	446,316
Zardoya Otis SA	1,462	13,806

		3,652,101

Sweden — 2.8%
Alfa Laval AB	2,935	46,258
Assa Abloy AB Class B	10,719	220,520
Atlas Copco AB, A Shares	7,121	184,948
Atlas Copco AB, B Shares	3,756	89,026
Boliden AB	2,787	54,469
Electrolux AB, Series B	2,409	65,681

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Getinge AB, B Shares	2,020	$41,705
Hennes & Mauritz AB, B Shares	9,739	286,529
Hexagon AB, B Shares	2,571	94,088
Husqvarna AB, B Shares	5,346	39,809
ICA Gruppen AB	628	21,047
Industrivarden AB, C Shares	1,472	23,949
Investor AB, B Shares	4,535	152,357
Kinnevik AB Class B	2,697	64,471
Lundin Petroleum AB*	1,760	32,073
Nordea Bank AB	32,009	271,553
Sandvik AB	11,727	117,410
Securitas AB, B Shares	3,202	49,432
Skandinaviska Enskilda Banken AB Class A	17,179	150,070
Skanska AB, B Shares	3,302	69,140
SKF AB, B Shares	4,349	69,684
Svenska Cellulosa AB SCA Class B	6,633	213,123
Svenska Handelsbanken AB, A Shares	15,993	194,163
Swedbank AB, A Shares	9,578	201,168
Tele2 AB, B Shares	2,588	22,721
Telefonaktiebolaget LM Ericsson, B Shares	32,133	246,864
TeliaSonera AB	28,287	133,952
Volvo AB, B Shares	17,174	170,612

		3,326,822

Switzerland — 9.6%
ABB, Ltd.*	20,498	405,698
Actelion, Ltd.*	1,089	183,385
Adecco Group SA	1,870	94,319
Aryzta AG*	919	33,962
Baloise Holding AG	489	54,465
Barry Callebaut AG*	18	22,162
Chocoladefabriken Lindt & Spruengli AG	11	131,105
Cie Financiere Richemont SA	5,563	325,629
Coca-Cola HBC AG*	2,037	41,218
Credit Suisse Group AGΔ*	18,929	201,640
Dufry AGΔ*	461	55,137
EMS-Chemie Holding AG	102	52,663
Galenica AG	36	48,531
Geberit AG	378	143,172
Givaudan SA	100	201,352
Julius Baer Group, Ltd.*	2,594	104,404
Kuehne + Nagel International AG	545	76,360
LafargeHolcim, Ltd.*	5,082	211,488
Lonza Group AG*	584	97,009
Nestle SA	33,338	2,582,979
Novartis AG	23,679	1,954,430
Pargesa Holding SA	251	16,596
Partners Group Holding AG	197	84,427
Roche Holding AG	7,408	1,954,822
Schindler Holding AG	586	106,251
SGS SA	61	139,736
Sika AG	24	100,633
Sonova Holding AG	623	82,688
Swatch Group AG (The)Δ	342	99,523
Swatch Group AG (The)	607	34,761
Swiss Life Holding AG*	376	86,893
Swiss Prime Site AG*	669	60,564
Swiss Re AG	3,391	296,171
Swisscom AGΔ	278	138,112

	Shares	Value
Syngenta AG	966	$370,798
UBS Group AG*	39,183	508,423
Zurich Insurance Group AG*	1,570	388,391

		11,489,897

United Kingdom — 16.1%
3i Group PLC	9,582	70,304
Aberdeen Asset Management PLC	7,861	29,494
Admiral Group PLC	2,090	56,828
Aggreko PLC	2,730	46,692
Anglo American PLC	14,812	145,192
Antofagasta PLC	6,400	40,019
ARM Holdings PLC	14,925	226,708
Ashtead Group PLC	5,181	74,005
Associated British Foods PLC	3,813	138,940
AstraZeneca PLC	13,042	779,701
Auto Trader Group PLC 144A	10,555	49,897
Aviva PLC	42,734	225,264
Babcock International Group PLC	2,030	24,543
BAE Systems PLC	33,502	234,534
Barclays PLC	180,007	334,794
Barratt Developments PLC	9,738	52,917
Berkeley Group Holdings PLC	1,246	42,075
BHP Billiton PLC	21,553	272,796
BP PLC	194,333	1,137,538
British Land Co. PLC (The) REIT	10,403	84,465
BT Group PLC	87,287	479,784
Bunzl PLC	3,880	119,383
Burberry Group PLC	4,342	67,542
Capita PLC	7,184	92,570
Carnival PLC	2,057	90,641
Centrica PLC	61,198	185,063
Cobham PLC	17,193	36,223
Coca-Cola European Partners PLC	2,146	76,900
Compass Group PLC	17,343	329,959
Croda International PLC	1,285	53,943
Direct Line Insurance Group PLC	12,441	57,517
Dixons Carphone PLC	9,192	39,453
easyJet PLC	1,707	24,806
Fresnillo PLC	3,074	67,694
G4S PLC	14,238	34,888
GKN PLC	16,263	58,798
GlaxoSmithKline PLC	51,250	1,100,600
Hammerson PLC REIT	9,324	67,157
Hargreaves Lansdown PLC	2,583	43,087
Hikma Pharmaceuticals PLC	1,511	49,759
HSBC Holdings PLC	206,639	1,280,250
ICAP PLC	4,817	27,104
IMI PLC	2,914	37,764
Inmarsat PLC	4,574	49,294
Intercontinental Hotels Group PLC	1,915	70,626
Intertek Group PLC	1,829	85,220
Intu Properties PLC REIT	9,574	37,222
Investec PLC	7,632	47,439
ITV PLC	37,016	88,753
J Sainsbury PLCΔ	13,356	41,607
Johnson Matthey PLC	1,909	71,602
Kingfisher PLC	24,584	105,591

See Notes to Financial Statements.

156

	Shares	Value
Land Securities Group PLC REIT	8,373	$116,515
Legal & General Group PLC	60,308	154,395
Lloyds Banking Group PLC	669,482	484,902
London Stock Exchange Group PLC	3,132	106,421
Marks & Spencer Group PLC	17,667	75,660
Mediclinic International PLC	3,843	56,261
Meggitt PLC	10,067	54,719
Merlin Entertainments PLC 144A	7,366	43,378
Mondi PLC	4,308	80,657
National Grid PLC	38,536	566,687
Next PLC	1,452	95,943
Old Mutual PLC	53,546	144,653
Pearson PLC	9,585	124,684
Persimmon PLC	3,346	64,885
Provident Financial PLC	1,851	57,074
Prudential PLC	27,515	466,902
Reckitt Benckiser Group PLC	6,589	660,693
RELX PLC	11,009	202,725
Rio Tinto PLC	12,759	396,380
Rolls-Royce Holdings PLC+*	1,248,393	1,662
Rolls-Royce Holdings PLC *	19,453	185,679
Royal Bank of Scotland Group PLC*	38,339	86,883
Royal Dutch Shell PLC, A Shares	45,563	1,251,402
Royal Dutch Shell PLC, B Shares	39,184	1,082,604
Royal Mail PLC	8,349	56,093
RSA Insurance Group PLC	9,714	65,107
Sage Group PLC (The)	10,537	91,078
Schroders PLC	1,632	51,573
Segro PLC REIT	7,707	42,719
Severn Trent PLC	2,484	81,051
Sky PLC	11,720	133,180
Smith & Nephew PLC	9,680	164,379
Smiths Group PLC	4,838	74,763
SSE PLC	10,740	223,534
St. James’s Place PLC	6,083	64,150
Standard Chartered PLC	35,842	271,934
Standard Life PLC	23,344	92,101
Tate & Lyle PLC	4,869	43,534
Taylor Wimpey PLC	35,050	62,182
Tesco PLC*	90,235	211,927
Travis Perkins PLC	3,013	59,447
Unilever PLC	13,221	633,490
United Utilities Group PLC	6,575	91,132
Vodafone Group PLC	280,698	855,813
Weir Group PLC (The)	2,364	45,657
Whitbread PLC	1,997	93,439
WM Morrison Supermarkets PLCΔ	22,203	55,739
Worldpay Group PLC 144A*	13,429	48,878

		19,259,609

United States of America — 0.0%
Ball Corporation	327	23,639

Total Foreign Common Stocks (Cost $129,901,066)		113,473,826

	Shares	Value
FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
2.92%, 05/13/16	563	$35,889
FUCHS PETROLUB SE
0.77%, 05/05/16	942	37,059
Henkel AG & Co. KGaA
1.31%, 04/12/16	1,870	228,535
Porsche Automobil Holding SE
2.01%, 06/30/16	1,662	76,821
Schaeffler AG
0.50%, 04/25/16	1,753	23,155
Volkswagen AG
4.86%, 06/23/16Δ	1,943	235,338

		636,797

Total Foreign Preferred Stocks (Cost $859,156)		636,797

RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA*	2,212	1,554
Noble Group+*	42,800	2,859
Repsol SAΔ*	11,769	3,827

Total Rights (Cost $11,720)		8,240

MONEY MARKET FUNDS — 7.5%
GuideStone Money Market Fund (Institutional Class)¥	3,480,795	3,480,795
Northern Institutional Liquid Assets Portfolio§	5,422,267	5,422,267

Total Money Market Funds (Cost $8,903,062)		8,903,062

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.34%, 11/10/16Ω‡‡	$100,000	99,909
0.43%, 12/08/16Ω‡‡	300,000	299,625

Total U.S. Treasury Obligations (Cost $399,315)		399,534

TOTAL INVESTMENTS — 103.3% (Cost $140,074,319)		123,421,459

Liabilities in Excess of Other Assets — (3.3)%		(4,000,122)

NET ASSETS — 100.0%		$119,421,337

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	23.5
Consumer Discretionary	14.2
Producer Durables	12.3
Technology	11.5
Healthcare	10.6
Materials & Processing	8.1
Money Market Funds	7.5
Energy	5.4
Consumer Staples	5.4
Utilities	4.0
Foreign Preferred Stocks	0.5
U.S. Treasury Obligations	0.3
Rights	—	**

	103.3

**	Rounds to less than 0.05%

See Notes to Financial Statements.

158

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$8,486,531	$—	$8,456,875	$29,656
Austria	192,402	—	192,402	—
Belgium	774,488	—	774,488	—
Bermuda	334,871	151,606	183,265	—
Denmark	1,302,368	—	1,302,368	—
Finland	1,199,561	—	1,199,561	—
France	10,538,355	—	10,538,355	—
Germany	9,142,381	—	9,142,381	—
Hong Kong	3,554,389	120,130	3,434,259	—
Ireland	613,937	—	613,937	—
Israel	359,164	134,080	225,084	—
Italy	2,150,100	—	2,150,100	—
Japan	28,022,366	42,481	27,979,885	—
Jersey	1,573,696	582,311	991,385	—
Luxembourg	329,103	—	329,103	—
Mauritius	16,406	—	16,406	—
Netherlands	4,236,108	1,193,612	3,042,496	—
New Zealand	210,551	—	210,551	—
Norway	793,853	—	793,853	—
Papua New Guinea	64,837	—	64,837	—
Portugal	203,097	—	203,097	—
Singapore	1,623,194	—	1,623,194	—
Spain	3,652,101	—	3,652,101	—
Sweden	3,326,822	—	3,326,822	—
Switzerland	11,489,897	—	11,489,897	—
United Kingdom	19,259,609	167,541	19,090,406	1,662
United States of America	23,639	23,639	—	—
Foreign Preferred Stocks:
Germany	636,797	—	636,797	—
Money Market Funds	8,903,062	8,903,062	—	—
Rights	8,240	5,381	—	2,859
U.S. Treasury Obligations	399,534	—	399,534	—

Total Assets — Investments in Securities	$123,421,459	$11,323,842	$112,063,439	$34,178

Other Financial Instruments***
Futures Contracts	$49,375	$49,375	$—	$—

Total Assets — Other Financial Instruments	$49,375	$49,375	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2016 is $761,387.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2016 is $582,311.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2016.

See Notes to Financial Statements.

159

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.0%
Australia — 1.9%
AGL Energy, Ltd.	31,544	$458,118
Ansell, Ltd.	15,506	212,216
Asciano, Ltd.	22,350	148,288
ASX, Ltd.	2,303	79,294
Aurizon Holdings, Ltd.	59,682	216,544
Australia & New Zealand Banking Group, Ltd.	76,884	1,400,832
Bendigo and Adelaide Bank, Ltd.	46,701	338,138
BHP Billiton, Ltd.	58,894	820,762
Boral, Ltd.	122,396	574,629
Caltex Australia, Ltd.	23,227	560,003
CIMIC Group, Ltd.	81,484	2,199,878
Coca-Cola Amatil, Ltd.	65,335	403,313
Cochlear, Ltd.	4,614	420,979
Computershare, Ltd.	5,607	38,772
Dexus Property Group REIT	12,849	87,189
Flight Centre Travel Group, Ltd.	22,199	528,126
Fortescue Metals Group, Ltd.	577,832	1,546,306
Goodman Group REIT	30,218	162,075
GPT Group (The) REIT+*	63,198	—
GPT Group (The) REIT	23,870	97,071
Lend Lease Group	306,085	2,907,555
Macquarie Group, Ltd.	7,488	389,784
Mirvac Group REIT	50,120	76,225
National Australia Bank, Ltd.	47,040	903,142
Newcrest Mining, Ltd.*	26,128	452,847
Qantas Airways, Ltd.*	876,501	1,856,714
QBE Insurance Group, Ltd.	572,218	4,520,302
Rio Tinto, Ltd.	8,019	277,382
Scentre Group REIT	93,514	346,372
Sonic Healthcare, Ltd.	18,305	296,855
Stockland REIT	41,895	148,539
Telstra Corporation, Ltd.	81,376	340,130
Vicinity Centres REIT	52,810	131,753
Westfield Corporation REIT	35,358	284,020
Woodside Petroleum, Ltd.	3,444	69,835
WorleyParsons, Ltd.	201,343	1,104,867

		24,398,855

Austria — 0.3%
Erste Group Bank AG*	187,640	4,272,203

Belgium — 0.3%
Ageas	30,945	1,075,630
bpost SA	30,046	769,141
Delhaize Group	1,867	197,220
Groupe Bruxelles Lambert SA	415	34,033
KBC Groep NV*	9,911	487,434
Proximus SADP	58,687	1,864,992

		4,428,450

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	94,843
Jardine Matheson Holdings, Ltd.	54,200	3,168,733
Kerry Properties, Ltd.	229,500	568,200
Li & Fung, Ltd.	584,000	283,179
NWS Holdings, Ltd.	19,000	30,074
Yue Yuen Industrial Holdings, Ltd.	210,500	834,279

		4,979,308

	Shares	Value
Brazil — 0.3%
Embraer SA ADRΔ	174,900	$3,798,828

Canada — 0.8%
Canadian National Railway Co.Δ	120,834	7,136,456
Suncor Energy, Inc.	100,234	2,780,593

		9,917,049

China — 4.4%
Alibaba Group Holding, Ltd. ADRΔ *	145,559	11,576,307
Baidu, Inc. ADRΔ *	84,759	13,997,949
Ctrip.com International, Ltd. ADRΔ *	106,240	4,377,088
JD.com, Inc. ADRΔ *	46,412	985,327
New Oriental Education & Technology Group, Inc. ADRΔ *	114,302	4,786,968
TAL Education Group ADRΔ *	23,417	1,453,259
Tencent Holdings, Ltd.	788,400	18,085,638

		55,262,536

Denmark — 2.0%
AP Moeller - Maersk A/S Class B	53	69,226
Chr. Hansen Holding A/S	39,829	2,615,782
Danske Bank A/S	285,480	7,513,942
Genmab A/S*	24,486	4,464,954
GN Store Nord A/S	5,321	96,121
H Lundbeck A/S*	17,450	654,154
ISS A/S	90,482	3,403,057
Novozymes A/S, B Shares	69,036	3,315,170
Pandora A/S	9,871	1,344,425
TDC A/S	52,017	254,908
Vestas Wind Systems A/S	22,528	1,531,216

		25,262,955

Finland — 0.3%
Amer Sports OYJ	3,861	105,928
Cargotec OYJ, B Shares	2,331	95,000
Elisa OYJ	2,046	78,614
Kesko OYJ, B Shares	21,656	919,660
Neste OYJ	1,998	71,646
Orion OYJ Class B	21,341	828,671
Outokumpu OYJ*	15,859	66,666
Stora Enso OYJ, R Shares	57,238	460,315
UPM-Kymmene OYJ	63,952	1,174,852

		3,801,352

France — 7.9%
Air France-KLM*	90,806	573,063
Atos SE	10,144	836,366
AXA SA	43,802	866,084
BNP Paribas SA	18,554	813,699
Capgemini SA	25,659	2,214,197
Casino Guichard Perrachon SA	15,327	850,783
Christian Dior SE	25,611	4,102,689
Cie de St-Gobain	282,377	10,703,715
Cie Generale des Etablissements Michelin	8,378	789,551
Danone SA	98,002	6,858,468
Eiffage SA	4,780	339,812
Engie SA	318,970	5,121,615
Essilor International SA	12,621	1,658,774
Faurecia	21,374	678,575

See Notes to Financial Statements.

160

	Shares	Value
Gecina SA REIT	674	$91,292
Kering	25,884	4,166,877
Klepierre REIT	4,327	190,931
Lagardere SCA	70,693	1,537,725
L’Oreal SA	33,836	6,478,045
Numericable-SFR SA*	2,206	55,128
Orange SA	150,601	2,448,859
Peugeot SA*	209,441	2,510,390
Safran SA	4,000	269,368
Sanofi	248,916	20,680,710
Schneider Electric SE	122,584	7,151,667
SCOR SE	13,764	406,935
Societe BIC SA	10,912	1,537,446
Societe Generale SA	140,038	4,381,235
Suez Environnement Co.	13,601	212,143
Technip SA	78,600	4,254,242
Teleperformance	3,754	319,775
Thales SA	3,330	276,538
TOTAL SA	21,887	1,049,618
Unibail-Rodamco SE REIT	1,666	430,986
Valeo SA	46,032	2,043,557
Veolia Environnement SA	61,345	1,324,728
Vinci SA	9,965	703,202

		98,928,788

Germany — 7.8%
AIXTRON SEΔ *	137,111	836,045
Allianz SEΔ	55,702	7,946,340
Aurubis AG	20,621	937,698
BASF SE	36,283	2,782,147
Beiersdorf AG	76,679	7,259,581
Commerzbank AG	26,673	173,705
Covestro AG 144A	7,338	326,839
Daimler AGΔ	130,059	7,782,548
Deutsche Boerse AG	61,464	5,049,582
Deutsche Lufthansa AG	172,411	2,027,134
Deutsche Telekom AGΔ	436,847	7,449,266
E.ON SE	80,213	809,739
Freenet AG	70,465	1,814,730
Fresenius Medical Care AG & Co. KGaA	35,828	3,120,863
Fresenius SE & Co. KGaA	5,433	399,205
Hannover Rueck SE	5,663	593,357
HeidelbergCement AG	899	67,724
HOCHTIEF AG	7,674	990,800
KION Group AG	11,012	533,732
Linde AG	37,583	5,236,711
METRO AG	16,725	514,398
MorphoSys AGΔ *	20,344	848,245
Muenchener Rueckversicherungs- Gesellschaft AG	17,166	2,878,665
OSRAM Licht AG	48,696	2,530,102
ProSiebenSat.1 Media SE*	13,260	580,022
Rheinmetall AG	18,840	1,120,585
RHOEN KLINIKUM AG	14,146	414,074
Rocket Internet SE 144AΔ *	61,162	1,194,183
RWE AG*	331,931	5,286,091
Salzgitter AG	6,407	169,403
SAP SE	229,682	17,250,379
Siemens AG	1,016	104,264
Software AG	24,931	847,711
STADA Arzneimittel AG*	23,778	1,232,352
Suedzucker AG	38,254	842,567
Talanx AG	6,850	204,015

	Shares	Value
Vonovia SE	8,154	$297,736
Zalando SE 144AΔ *	199,769	5,287,193

		97,739,731

Hong Kong — 2.6%
AIA Group, Ltd.	2,983,000	17,938,942
ASM Pacific Technology, Ltd.	3,100	22,290
Cheung Kong Property Holdings, Ltd.	45,000	283,529
China Mobile, Ltd.	429,000	4,956,758
CLP Holdings, Ltd.	18,000	183,873
Global Brands Group Holding, Ltd.*	4,562,924	401,440
Guangdong Investment, Ltd.	1,541,300	2,352,921
Hong Kong Exchanges and Clearing, Ltd.Δ	116,607	2,841,196
Link REIT	41,000	280,366
New World Development Co., Ltd.	874,000	890,051
PCCW, Ltd.	62,000	41,661
Sino Land Co., Ltd.	564,000	928,618
Sun Hung Kai Properties, Ltd.	7,000	84,482
Swire Pacific, Ltd. Class A	12,000	135,615
Techtronic Industries Co., Ltd.	18,500	77,256
WH Group, Ltd. 144A	912,500	722,696
Wharf Holdings, Ltd. (The)	43,000	262,409
Wheelock & Co., Ltd.	59,000	277,161

		32,681,264

India — 0.8%
Housing Development Finance Corporation, Ltd.	175,692	3,273,237
Tata Consultancy Services, Ltd.	173,138	6,561,777

		9,835,014

Ireland — 0.8%
CRH PLC	266,351	7,810,417
DCC PLC	4,864	428,033
James Hardie Industries PLC CDI	146,212	2,264,442

		10,502,892

Italy — 2.2%
A2A SpA	2,082,714	2,730,992
Autogrill SpA	49,501	400,201
Banca Monte dei Paschi di Siena SpA*	389,625	166,020
Banca Popolare dell’Emilia Romagna SC	190,489	699,367
Enel SpA	326,836	1,450,978
Eni SpA	822,665	13,250,864
EXOR SpA	71,004	2,621,162
FinecoBank Banca Fineco SpA	57,794	377,451
Hera SpA	35,793	97,693
Intesa Sanpaolo SpA	167,968	319,932
Leonardo-Finmeccanica SpA*	192,164	1,943,301
Mediobanca SpA	23,894	137,673
Poste Italiane SpA 144A	50,538	335,570
Prysmian SpA	44,684	980,780
Recordati SpA	22,124	665,481
UniCredit SpA	337,433	742,104
Unipol Gruppo Finanziario SpA	101,777	239,658
UnipolSai SpA	72,867	109,966

		27,269,193

See Notes to Financial Statements.

161

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Japan — 16.3%
Ajinomoto Co., Inc.	27,800	$654,995
Alfresa Holdings Corporation	5,100	106,550
Alps Electric Co., Ltd.	56,000	1,063,905
Amada Holdings Co., Ltd.	6,500	65,989
Astellas Pharma, Inc.	163,700	2,567,200
Bandai Namco Holdings, Inc.	69,200	1,785,811
Canon, Inc.	461,550	13,177,349
Chubu Electric Power Co., Inc.	28,700	408,430
COOKPAD, Inc.Δ	90,600	1,110,573
Daicel Corporation	14,800	153,359
Daiichi Sankyo Co., Ltd.	23,900	580,653
Daikin Industries, Ltd.Δ	89,000	7,479,985
Daito Trust Construction Co., Ltd.	1,000	162,362
Daiwa House Industry Co., Ltd.	9,100	267,240
DeNA Co., Ltd.	53,200	1,244,535
Denso Corporation	173,000	6,087,062
Don Quijote Holdings Co., Ltd.	65,200	2,423,010
Ezaki Glico Co., Ltd.	1,400	81,900
Fuji Electric Co., Ltd.	1,323,000	5,508,355
Fuji Heavy Industries, Ltd.	22,500	773,401
FUJIFILM Holdings Corporation	38,100	1,478,296
Fujitsu, Ltd.	87,000	319,927
Fukuoka Financial Group, Inc.	77,000	253,888
GungHo Online Entertainment, Inc.	92,000	249,287
Haseko Corporation	111,500	1,122,560
Hitachi Chemical Co., Ltd.	24,400	455,704
Hitachi High-Technologies Corporation	15,200	415,990
Hitachi Metals, Ltd.	17,500	177,785
Hitachi, Ltd.	886,000	3,712,212
Honda Motor Co., Ltd.	327,500	8,215,424
Hoya Corporation	278,500	9,946,904
IHI CorporationΔ	1,789,000	4,822,235
Isetan Mitsukoshi Holdings, Ltd.	31,700	282,155
Isuzu Motors, Ltd.	8,150	100,383
Itochu Techno-Solutions Corporation	3,800	81,864
J. Front Retailing Co., Ltd.	38,100	395,035
Japan Airlines Co., Ltd.	56,500	1,817,753
Japan Real Estate Investment Corporation REIT	13	80,296
Japan Retail Fund Investment Corporation REIT	30	76,604
JTEKT Corporation	29,100	329,833
Kajima Corporation	16,000	111,148
Kaken Pharmaceutical Co., Ltd.	31,600	2,071,761
Kamigumi Co., Ltd.	8,000	73,943
Kaneka Corporation	30,000	200,168
Konami Holdings Corporation	47,100	1,796,858
Konica Minolta, Inc.	139,500	1,016,196
Kose Corporation	8,900	754,184
Kyowa Hakko Kirin Co., Ltd.	5,000	85,279
M3, Inc.Δ	228,600	7,978,136
Mabuchi Motor Co., Ltd.	16,200	686,147
Mazda Motor Corporation	50,000	661,664
Medipal Holdings Corporation	32,300	531,039
MEIJI Holdings Co., Ltd.	17,900	1,839,321

	Shares	Value
Mitsubishi Electric Corporation	431,800	$5,154,982
Mitsubishi Estate Co., Ltd.	22,000	403,541
Mitsubishi Motors Corporation	48,400	223,431
Mitsubishi Tanabe Pharma Corporation	12,000	216,818
Mitsubishi UFJ Financial Group, Inc.	189,600	849,949
Mitsui Chemicals, Inc.	471,000	1,730,813
Mitsui Fudosan Co., Ltd.	16,000	367,213
Mixi, Inc.	46,300	1,914,290
Mizuho Financial Group, Inc.	84,300	121,313
MS&AD Insurance Group Holdings, Inc.	61,800	1,601,246
Murata Manufacturing Co., Ltd.	1,600	179,383
Nexon Co., Ltd.	147,900	2,188,926
NHK Spring Co., Ltd.	39,800	323,012
Nippon Building Fund, Inc. REIT	15	92,401
Nippon Express Co., Ltd.	243,000	1,110,441
Nippon Shokubai Co., Ltd.	1,700	97,778
Nippon Telegraph & Telephone Corporation	39,600	1,857,039
Nippon Yusen KK	80,800	142,146
Nitto Denko Corporation	8,000	507,474
NOK Corporation	18,300	311,203
NTN Corporation	164,000	442,531
NTT DOCOMO, Inc.	123,700	3,336,009
Olympus Corporation	14,000	522,782
ORIX Corporation	79,700	1,031,355
Otsuka Corporation	5,300	247,835
Otsuka Holdings Co., Ltd.	10,300	474,654
Pigeon CorporationΔ	63,100	1,886,341
Pola Orbis Holdings, Inc.	4,700	442,318
Rakuten, Inc.	543,800	5,902,045
Resona Holdings, Inc.	268,500	981,344
Rohm Co., Ltd.	11,400	449,959
Santen Pharmaceutical Co., Ltd.	11,600	182,319
SBI Holdings, Inc.	135,400	1,348,330
Secom Co., Ltd.	117,700	8,701,891
Sekisui House, Ltd.	7,300	127,838
Shimadzu Corporation	30,000	450,999
Shimamura Co., Ltd.	2,100	312,452
Shin-Etsu Chemical Co., Ltd.	23,100	1,353,394
Shionogi & Co., Ltd.	57,000	3,115,966
SMC Corporation	19,200	4,723,702
SoftBank Group Corporation	159,800	9,037,022
Sojitz Corporation	611,100	1,448,022
Sompo Japan Nipponkoa Holdings, Inc.	41,100	1,093,761
Sony Corporation	15,200	447,822
Sumitomo Chemical Co., Ltd.	220,000	907,733
Sumitomo Corporation	433,900	4,373,669
Sumitomo Heavy Industries, Ltd.	43,000	188,895
Sumitomo Mitsui Financial Group, Inc.	42,100	1,215,640
Sumitomo Osaka Cement Co., Ltd.	696,000	2,986,559
Sumitomo Realty & Development Co., Ltd.	6,000	162,704
Suzuken Co., Ltd.	9,900	311,615
Sysmex Corporation	23,500	1,618,174
Takashimaya Co., Ltd.	47,000	336,640
Takeda Pharmaceutical Co., Ltd.	201,500	8,690,330
TDK Corporation	14,500	811,656

See Notes to Financial Statements.

162

	Shares	Value
Teijin, Ltd.	153,000	$506,973
Terumo Corporation	13,200	563,315
Tokio Marine Holdings, Inc.	177,000	5,892,522
Tokyo Electric Power Co., Inc.*	335,100	1,419,162
Tokyo Electron, Ltd.Δ	48,800	4,124,024
Toshiba Corporation*	81,000	220,644
Tosoh Corporation	292,000	1,346,888
Toyota Boshoku Corporation	10,200	212,924
Trend Micro, Inc.	79,200	2,832,506
West Japan Railway Co.	8,900	564,022
Yamaha Corporation	21,500	579,498
Yamazaki Baking Co., Ltd.	25,000	697,942

		205,860,768

Jersey — 0.9%
Experian PLC	97,984	1,858,969
Glencore PLC*	429,258	884,757
Petrofac, Ltd.	22,570	234,607
Randgold Resources, Ltd.	1,392	156,208
Regus PLC	18,708	72,338
Wolseley PLC	34,564	1,789,859
WPP PLC	299,919	6,250,768

		11,247,506

Luxembourg — 0.1%
APERAM SA	3,703	129,624
Subsea 7 SA*	79,880	785,180

		914,804

Netherlands — 6.2%
Aegon NVΔ	543,084	2,151,885
Airbus Group SE	109,097	6,253,460
Akzo Nobel NV	2,782	172,821
ASM International NV	5,250	202,643
ASML Holding NV	43,489	4,280,998
Boskalis Westminster	4,303	146,830
CNH Industrial NVΔ	135,800	970,970
CNH Industrial NV	542,251	3,933,318
Delta Lloyd NV	473,443	1,663,538
Ferrari NVΔ	96,451	3,959,556
Fiat Chrysler Automobiles NVΔ *	1,730,091	10,649,550
Fugro NV CVA*	13,751	242,027
Gemalto NVΔ	20,018	1,212,775
ING Groep NV CVA	1,406,372	14,550,264
Koninklijke Ahold NV	493,557	10,899,056
Koninklijke Philips NV	192,161	4,772,584
NN Group NV	68,510	1,885,980
Randstad Holding NV	183,435	7,335,777
Unilever NV CVA	8,334	387,613
Wolters Kluwer NV	47,417	1,919,981

		77,591,626

New Zealand — 0.0%
Spark New Zealand, Ltd.	226,596	571,580

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 0.4%
DNB ASA	9,308	111,415
Marine Harvest ASA*	76,616	1,292,302
Orkla ASA	16,202	144,093
Schibsted ASA Class A	46,541	1,395,106
Schibsted ASA, B Shares	45,543	1,302,988

	Shares	Value
Telenor ASA	4,636	$76,740
Yara International ASA	23,931	760,212

		5,082,856

Portugal — 0.2%
Galp Energia SGPS SA	5,203	72,366
Jeronimo Martins SGPS SA	122,678	1,934,855
NOS SGPS SA	30,290	183,306

		2,190,527

Singapore — 2.8%
Ascendas Real Estate Investment Trust REIT	809,500	1,498,160
CapitaLand Commercial Trust, Ltd. REIT	68,000	74,792
CapitaLand Mall Trust REIT	46,900	74,572
City Developments, Ltd.	22,300	135,514
ComfortDelGro Corporation, Ltd.	52,200	107,199
DBS Group Holdings, Ltd.	468,700	5,526,405
Global Logistic Properties, Ltd.	290,900	392,730
Jardine Cycle & Carriage, Ltd.	167,400	4,579,374
Sembcorp Industries, Ltd.	1,171,000	2,479,794
Singapore Airlines, Ltd.	40,300	320,019
Singapore Exchange, Ltd.	13,600	77,470
Singapore Technologies Engineering, Ltd.	23,600	55,552
Singapore Telecommunications, Ltd.	2,092,200	6,462,008
Suntec Real Estate Investment Trust REIT	58,000	76,640
United Overseas Bank, Ltd.	935,125	12,884,111
UOL Group, Ltd.	15,786	64,348
Wilmar International, Ltd.	91,900	223,712
Yangzijiang Shipbuilding Holdings, Ltd.	228,000	152,921

		35,185,321

South Korea — 1.1%
Celltrion, Inc.Δ *	41,232	3,466,218
Hankook Tire Co., Ltd.	59,768	2,659,102
NAVER Corporation	6,966	4,315,549
Shinhan Financial Group Co., Ltd.	119,386	3,924,099

		14,364,968

Spain — 5.3%
Abengoa SA, B Shares*	1,421,372	384,879
Acciona SA	2,351	171,559
ACS Actividades de Construccion y Servicios SA	37,455	1,027,364
Almirall SA	9,617	144,594
Amadeus IT Holding SA, A Shares	166,530	7,337,135
Banco Bilbao Vizcaya Argentaria SA	257,583	1,475,816
Banco de Sabadell SA	2,487,693	3,294,356
Banco Popular Espanol SA	1,476,237	1,918,463
Banco Santander SA	1,409,504	5,469,855
Distribuidora Internacional de Alimentacion SA	296,035	1,727,932
Ebro Foods SA	278,522	6,411,075
Endesa SA	81,147	1,628,261
Gamesa Corporacion Tecnologica SA	115,741	2,306,038
Iberdrola SAΔ	1,343,301	9,163,458

See Notes to Financial Statements.

163

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Industria de Diseno Textil SAΔ	426,534	$14,329,028
International Consolidated Airlines Group	172,401	855,061
Mediaset Espana Comunicacion SA	48,220	544,339
Repsol SA	163,826	2,100,075
Telefonica SA	656,275	6,230,580

		66,519,868

Sweden — 3.8%
Alfa Laval AB	122,216	1,926,224
Atlas Copco AB, A Shares	290,926	7,555,973
BillerudKorsnas AB	29,767	444,198
Boliden AB	85,117	1,663,535
Bonava AB, B Shares*	2,721	32,804
Electrolux AB, Series B	84,004	2,290,356
Elekta AB, B SharesΔ	229,407	1,866,141
Getinge AB, B Shares	3,342	68,999
Hennes & Mauritz AB, B Shares	177,336	5,217,370
Hexpol AB	10,117	103,891
Investor AB, B Shares	3,071	103,173
Kinnevik AB Class B	202,816	4,848,244
NCC AB, B Shares	2,814	65,339
Saab AB Class B	3,424	106,776
Skanska AB, B Shares	22,516	471,462
Svenska Cellulosa AB SCA Class B	111,808	3,592,465
Svenska Handelsbanken AB, A Shares	347,663	4,220,807
Telefonaktiebolaget LM Ericsson, B Shares	657,453	5,050,919
TeliaSonera AB	1,855,288	8,785,675

		48,414,351

Switzerland — 10.2%
ABB, Ltd.*	711,301	14,078,139
ABB, Ltd. ADRΔ *	81,400	1,614,162
Actelion, Ltd.*	1,878	316,251
Adecco Group SA	19,297	973,304
Aryzta AG*	8,548	315,899
Baloise Holding AG	3,839	427,589
Cie Financiere Richemont SA	64,160	3,755,587
Coca-Cola HBC AG*	21,975	444,655
Credit Suisse Group AG*	326,160	3,474,393
Galenica AG	1,770	2,386,101
GAM Holding AG*	5,497	58,682
Helvetia Holding AG	4,260	2,216,259
LafargeHolcim, Ltd.*	3,168	132,541
Lonza Group AG*	9,774	1,623,577
Nestle SA	259,858	20,133,365
Novartis AG	236,776	19,543,148
OC Oerlikon Corporation AGΔ *	257,560	2,261,369
Roche Holding AG	75,113	19,820,806
Swiss Life Holding AG*	25,637	5,924,656
Swiss Re AG	24,435	2,134,163
Syngenta AG	28,871	11,082,093
UBS Group AG*	624,414	8,102,142
Zurich Insurance Group AG*	32,118	7,945,439

		128,764,320

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	426,698	11,192,288

	Shares	Value
Teco Electric and Machinery Co., Ltd.	2,731,800	$2,310,164

		13,502,452

Thailand — 0.4%
Bangkok Bank PCL	175,100	810,672
Charoen Pokphand Foods PCL	4,978,000	4,072,781

		4,883,453

Turkey — 0.0%
Türkiye Garanti Bankasi AS	—	1
Yapi ve Kredi Bankasi AS*	1	1

		2

United Kingdom — 16.6%
3i Group PLC	34,312	251,752
Aggreko PLC	166,340	2,844,933
Amec Foster Wheeler PLC	565,274	3,716,754
ARM Holdings PLC	462,218	7,021,002
ASOS PLC*	4,529	241,937
AstraZeneca PLC	60,156	3,596,356
BAE Systems PLC	146,857	1,028,087
Barclays PLC	849,570	1,580,112
Barratt Developments PLC	47,811	259,808
Bellway PLC	8,021	203,474
Berkeley Group Holdings PLC	49,418	1,668,741
BHP Billiton PLC	55,239	699,160
BP PLC	2,646,943	15,494,011
BP PLC ADRΔ	76,300	2,709,413
British Land Co. PLC (The) REIT	18,907	153,512
Britvic PLC	27,453	214,827
BT Group PLC	351,297	1,930,949
Close Brothers Group PLC	3,740	56,692
Compass Group PLC	678,181	12,902,729
Dairy Crest Group PLCΔ	681,453	4,876,141
Dialog Semiconductor PLC*	48,136	1,442,326
DS Smith PLC	1,695,714	8,773,186
G4S PLC	1,849,548	4,532,085
GKN PLC	31,500	113,887
GlaxoSmithKline PLC	883,179	18,966,378
Hammerson PLC REIT	15,352	110,575
Howden Joinery Group PLC	25,985	133,461
HSBC Holdings PLC	26,402	163,576
ICAP PLC	11,620	65,383
Inchcape PLC	107,617	904,884
Intermediate Capital Group PLC	125,825	824,394
Intu Properties PLC REIT	18,465	71,788
Investec PLC	31,016	192,789
ITV PLC	209,157	501,493
John Wood Group PLC	56,777	522,644
Just Eat PLC*	38,508	219,826
Kingfisher PLC	2,153,093	9,247,766
Land Securities Group PLC REIT	15,437	214,814
Lloyds Banking Group PLC	9,396,789	6,806,041
London Stock Exchange Group PLC	5,849	198,741
Man Strategic Holdings PLC	1,379,511	2,143,340
Micro Focus International PLC	5,998	129,402
Mondi PLC	79,732	1,492,788
National Grid PLC	860,020	12,646,943
Ocado Group PLCΔ *	302,908	934,630
Pearson PLC	335,221	4,360,618

See Notes to Financial Statements.

164

	Shares	Value
Persimmon PLC	99,497	$1,929,426
Prudential PLC	305,981	5,192,191
Reckitt Benckiser Group PLC	16,774	1,681,966
RELX PLC	20,897	384,808
Rio Tinto PLC	21,688	673,775
Rolls-Royce Holdings PLC+*	110,113,829	146,590
Rolls-Royce Holdings PLC *	1,621,628	15,478,473
Royal Dutch Shell PLC, A Shares	70,560	1,937,916
Royal Dutch Shell PLC, B Shares	504,922	13,950,354
Royal Mail PLC	121,281	814,836
RSA Insurance Group PLC	18,095	121,280
Sage Group PLC (The)	119,939	1,036,706
Segro PLC REIT	14,592	80,882
Sky PLC	369,350	4,197,111
Sports Direct International PLC*	107,796	461,548
Standard Chartered PLC	196,305	1,489,369
Tate & Lyle PLC	20,523	183,496
Taylor Wimpey PLC	1,004,214	1,781,572
Tesco PLC*	3,507,494	8,237,732
Thomas Cook Group PLC*	200,507	168,501
Travis Perkins PLC	69,839	1,377,927
Unilever PLC	189,047	9,058,265
Vodafone Group PLC	472,279	1,439,920

		208,988,792

United States of America — 0.8%
Ball Corporation	560	40,482
MercadoLibre, Inc.	28,651	4,030,336
Yum! Brands, Inc.Δ	75,389	6,251,256

		10,322,074

Total Foreign Common Stocks (Cost $1,296,125,418)		1,247,483,686

FOREIGN PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE 2.01%, 06/30/16 (Cost $625,146)	6,053	279,782

RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA* (Cost $29,435)	37,455	26,311

MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (Investor Class)¥	53,073,506	53,073,506
Northern Institutional Liquid Assets Portfolio§	97,902,849	97,902,849

Total Money Market Funds (Cost $150,976,355)		150,976,355

	Par	Value
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.33%, 10/13/16Ω ‡‡	$700,000	$699,548
0.43%, 12/08/16Ω ‡‡	1,800,000	1,797,750

Total U.S. Treasury Obligations (Cost $2,495,981)		2,497,298

TOTAL INVESTMENTS — 111.2% (Cost $1,450,252,335)		1,401,263,432

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (5.0)%
Australia — (0.4)%
ALS, Ltd.	(169,681)	(628,117)
Alumina, Ltd.	(1,711,668)	(1,682,520)
Platinum Asset Management, Ltd.	(70,315)	(305,384)
REA Group, Ltd.	(21,673)	(972,638)
SEEK, Ltd.	(105,662)	(1,212,964)
Transurban Group	(48,592)	(437,657)

		(5,239,280)

Austria — 0.0%
ams AG	(7,502)	(208,274)

Belgium — 0.0%
Telenet Group Holding NV*	(3,474)	(158,854)

Finland — 0.0%
Nokia OYJ	(55,408)	(315,574)
Wartsila OYJ Abp	(3,380)	(137,909)

		(453,483)

France — (0.6)%
Aeroports de Paris	(1,185)	(129,842)
Bollore SA	(381,426)	(1,284,083)
Edenred	(121,801)	(2,494,021)
Electricite de France SA	(48,985)	(593,957)
Groupe Eurotunnel SE	(35,781)	(377,945)
Hermes International	(1,410)	(525,620)
Kering	(3,340)	(537,682)
Plastic Omnium SA	(2,925)	(81,772)
Technip SA	(1,840)	(99,590)
Vallourec SA*	(62,088)	(219,603)
Zodiac Aerospace	(67,510)	(1,574,912)

		(7,919,027)

Germany — (0.1)%
Bayerische Motoren Werke AG	(3,067)	(223,202)
Bilfinger SE*	(8,146)	(238,767)
Fraport AG Frankfurt Airport Services Worldwide	(4,602)	(246,396)
MAN SE	(3,569)	(364,251)
Telefonica Deutschland Holding AG	(63,331)	(260,867)
Zalando SE 144A*	(4,101)	(108,539)

		(1,442,022)

Italy — (0.3)%
Atlantia SpA	(19,524)	(487,808)
Azimut Holding SpA*	(6,904)	(112,645)
Luxottica Group SpA	(11,035)	(537,822)
Saipem SpA*	(1,267,937)	(506,961)
Salvatore Ferragamo SpA	(76,667)	(1,562,778)

See Notes to Financial Statements.

165

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Unione di Banche Italiane SpA	(87,940)	$(242,852)

		(3,450,866)

Japan — (1.2)%
Acom Co., Ltd.*	(110,500)	(535,323)
AEON Financial Service Co., Ltd.	(31,900)	(690,729)
Aisin Seiki Co., Ltd.	(4,900)	(199,593)
ASICS Corporation	(8,500)	(143,607)
Bank of Kyoto, Ltd. (The)	(58,000)	(355,755)
Chugoku Electric Power Co., Inc. (The)	(25,400)	(322,914)
Denso Corporation	(9,000)	(316,668)
Electric Power Development Co., Ltd.	(13,400)	(312,197)
Honda Motor Co., Ltd.	(6,700)	(168,071)
IHI Corporation	(248,000)	(668,482)
Japan Airport Terminal Co., Ltd.	(1,800)	(65,306)
Kakaku.com, Inc.	(22,200)	(441,107)
Keikyu Corporation	(33,000)	(332,082)
Kyushu Electric Power Co., Inc.	(231,200)	(2,318,799)
Mitsubishi Logistics Corporation	(11,000)	(153,894)
Mitsui OSK Lines, Ltd.	(295,000)	(627,319)
Nagoya Railroad Co., Ltd.	(31,000)	(174,667)
NGK Spark Plug Co., Ltd.	(46,000)	(694,360)
Nippon Paint Holdings Co., Ltd.	(58,900)	(1,456,113)
Odakyu Electric Railway Co., Ltd.	(14,000)	(164,163)
Ricoh Co., Ltd.	(100,800)	(873,783)
Rinnai Corporation	(11,600)	(1,025,011)
Seven Bank, Ltd.	(79,900)	(248,003)
Shikoku Electric Power Co., Inc.	(47,600)	(563,840)
Stanley Electric Co., Ltd.	(7,300)	(155,901)
Taiyo Nippon Sanso Corporation	(27,900)	(256,429)
Toyota Industries Corporation	(14,300)	(568,566)
Yakult Honsha Co., Ltd.	(5,400)	(280,655)
Yamaha Motor Co., Ltd.	(21,100)	(321,874)
Yaskawa Electric Corporation	(6,300)	(82,256)

		(14,517,467)

Luxembourg — (0.4)%
ArcelorMittal*	(34,786)	(158,597)
Eurofins Scientific SE	(422)	(156,340)
Millicom International Cellular SA SDR	(16,691)	(1,023,815)
SES SA	(7,964)	(170,490)
Tenaris SA	(206,430)	(2,983,570)

		(4,492,812)

Netherlands — (0.4)%
Altice NV Class A*	(28,286)	(422,353)
CNH Industrial NV	(159,986)	(1,160,488)
Gemalto NV	(2,500)	(151,461)
Koninklijke Vopak NV	(6,630)	(330,039)
OCI NV*	(9,370)	(126,934)
Qiagen NV*	(21,077)	(459,318)
SBM Offshore NV	(182,095)	(2,110,325)

		(4,760,918)

	Shares	Value
Norway — (0.2)%
Schibsted ASA Class A	(57,160)	$(1,713,420)
Schibsted ASA, B Shares	(39,492)	(1,129,869)
TGS NOPEC Geophysical Co. ASA	(4,426)	(72,319)

		(2,915,608)

Spain — (0.4)%
Abertis Infraestructuras SA	(49,097)	(725,538)
Aena SA 144A	(9,469)	(1,255,127)
Atresmedia Corporation de Medios de Comunicacion SA	(32,038)	(313,154)
CaixaBank SA	(172,108)	(379,323)
Cellnex Telecom SAU 144A	(48,481)	(760,794)
Zardoya Otis SA	(93,555)	(883,471)

		(4,317,407)

Sweden — 0.0%
Alfa Laval AB	(17,426)	(274,648)
Meda AB, A Shares	(457)	(8,287)
Modern Times Group MTG AB, B Shares	(2,545)	(67,650)
Svenska Handelsbanken AB, A Shares	(5,543)	(67,295)
Tele2 AB, B Shares	(11,201)	(98,337)

		(516,217)

Switzerland — (0.3)%
Barry Callebaut AG*	(216)	(265,950)
Cie Financiere Richemont SA	(14,972)	(876,381)
Credit Suisse Group AG*	(113,126)	(1,205,066)
Dufry AG*	(5,352)	(640,116)
Julius Baer Group, Ltd.*	(18,415)	(741,173)
OC Oerlikon Corporation AG*	(13,777)	(120,962)

		(3,849,648)

United Kingdom — (0.7)%
Admiral Group PLC	(23,569)	(640,846)
Aggreko PLC	(13,521)	(231,251)
Antofagasta PLC	(228,530)	(1,429,008)
BTG PLC*	(73,821)	(712,989)
Drax Group PLC	(96,084)	(417,023)
Hargreaves Lansdown PLC	(94,809)	(1,581,520)
Intertek Group PLC	(1,807)	(84,195)
Pennon Group PLC	(31,263)	(395,394)
Serco Group PLC*	(561,428)	(835,526)
Severn Trent PLC	(7,701)	(251,279)
St. James’s Place PLC	(10,640)	(112,208)
Standard Chartered PLC	(21,375)	(162,172)
Standard Life PLC	(36,562)	(144,251)
Tesco PLC*	(319,296)	(749,901)
United Utilities Group PLC	(33,392)	(462,827)

		(8,210,390)

Total Foreign Common Stocks Sold Short (Proceeds $(67,679,653))		(62,452,273)

See Notes to Financial Statements.

166

	Shares	Value
FOREIGN PREFERRED STOCKS SOLD SHORT — 0.0%
Germany — 0.0%
Schaeffler AG
0.50%, 04/25/16	(5,259)	$(69,464)
Volkswagen AG
4.86%, 06/23/16	(3,784)	(458,321)

Total Foreign Preferred Stocks Sold Short (Proceeds $(597,802))		(527,785)

Liabilities in Excess of Other
Assets — (6.2)%		(78,574,625)

NET ASSETS — 100.0%		$1,259,708,749

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	18.6
Consumer Discretionary	17.0
Financial Services	16.7
Producer Durables	14.4
Money Market Funds	12.0
Healthcare	10.1
Materials & Processing	7.2
Consumer Staples	6.3
Energy	5.1
Utilities	3.6
U.S. Treasury Obligations	0.2
Foreign Preferred Stocks	—	**
Rights	—	**
Foreign Preferred Stocks Sold Short	—	**
Foreign Common Stocks Sold Short	(5.0)

	106.2

**	Rounds to less than 0.05%

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$24,398,855	$—	$24,398,855	$—
Austria	4,272,203	—	4,272,203	—
Belgium	4,428,450	—	4,428,450	—
Bermuda	4,979,308	3,168,733	1,810,575	—
Brazil	3,798,828	3,798,828	—	—
Canada	9,917,049	9,917,049	—	—
China	55,262,536	37,176,898	18,085,638	—
Denmark	25,262,955	—	25,262,955	—
Finland	3,801,352	—	3,801,352	—
France	98,928,788	—	98,928,788	—
Germany	97,739,731	—	97,739,731	—
Hong Kong	32,681,264	—	32,681,264	—
India	9,835,014	—	9,835,014	—
Ireland	10,502,892	—	10,502,892	—
Italy	27,269,193	—	27,269,193	—
Japan	205,860,768	—	205,860,768	—
Jersey	11,247,506	—	11,247,506	—
Luxembourg	914,804	—	914,804	—
Netherlands	77,591,626	1,600,610	75,991,016	—
New Zealand	571,580	—	571,580	—
Nigeria	—	—	—	—
Norway	5,082,856	—	5,082,856	—
Portugal	2,190,527	—	2,190,527	—
Singapore	35,185,321	—	35,185,321	—
South Korea	14,364,968	—	14,364,968	—
Spain	66,519,868	384,879	66,134,989	—
Sweden	48,414,351	32,804	48,381,547	—
Switzerland	128,764,320	1,614,162	127,150,158	—
Taiwan	13,502,452	11,192,288	2,310,164	—
Thailand	4,883,453	4,072,781	810,672	—
Turkey	2	—	2	—
United Kingdom	208,988,792	7,585,554	201,256,648	146,590
United States of America	10,322,074	10,322,074	—	—

See Notes to Financial Statements.

167

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Preferred Stocks:
Germany	$279,782	$—	$279,782	$—
Money Market Funds	150,976,355	150,976,355	—	—
Rights	26,311	26,311	—	—
U.S. Treasury Obligations	2,497,298	—	2,497,298	—

Total Assets — Investments in Securities	$1,401,263,432	$241,869,326	$1,159,247,516	$146,590

Other Financial Instruments***
Forward Foreign Currency Contracts	$5,633,648	$—	$5,633,648	$—

Total Assets — Other Financial Instruments	$5,633,648	$—	$5,633,648	$—

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(5,239,280)	$—	$(5,239,280)	$—
Austria	(208,274)	—	(208,274)	—
Belgium	(158,854)	—	(158,854)	—
Finland	(453,483)	—	(453,483)	—
France	(7,919,027)	—	(7,919,027)	—
Germany	(1,442,022)	—	(1,442,022)	—
Italy	(3,450,866)	—	(3,450,866)	—
Japan	(14,517,467)	—	(14,517,467)	—
Luxembourg	(4,492,812)	—	(4,492,812)	—
Netherlands	(4,760,918)	—	(4,760,918)	—
Norway	(2,915,608)	—	(2,915,608)	—
Spain	(4,317,407)	—	(4,317,407)	—
Sweden	(516,217)	—	(516,217)	—
Switzerland	(3,849,648)	—	(3,849,648)	—
United Kingdom	(8,210,390)	—	(8,210,390)	—
Foreign Preferred Stocks Sold Short:
Germany	(527,785)	—	(527,785)	—

Total Liabilities — Investments in Securities	$(62,980,058)	$—	$(62,980,058)	$—

Other Financial Instruments***
Futures Contracts	$(229,143)	$(229,143)	$—	$—

Total Liabilities — Other Financial Instruments	$(229,143)	$(229,143)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2016 is $20,010,577.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2016 is $8,044,875.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2016.

See Notes to Financial Statements.

168

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 90.7%
Argentina — 0.2%
Banco Macro SA ADRΔ	8,435	$626,046

Bermuda — 1.4%
Credicorp, Ltd.	20,187	3,115,459
GOME Electrical Appliances Holdings, Ltd.Δ	4,615,000	551,963
Kosmos Energy, Ltd.Δ *	81,500	444,175
Nine Dragons Paper Holdings, Ltd.	919,000	704,589

		4,816,186

Brazil — 4.4%
Banco Bradesco SA ADRΔ	127,918	999,040
Banco Santander Brasil SA ADRΔ	136,058	775,531
BM&FBovespa SA	35,600	197,488
BR Malls Participacoes SA*	7,900	31,774
BRF SA	80,900	1,129,522
BTG Pactual Group	89,300	508,729
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ	57,242	512,888
Cia Energetica de Minas Gerais ADRΔ	34,685	76,654
Cielo SA	10,800	113,470
Embraer SA ADRΔ	12,722	276,322
Equatorial Energia SA	9,700	147,147
Estacio Participacoes SA	7,600	40,008
Hypermarcas SA	13,100	94,815
Itau Unibanco Holding SA ADR Class HΔ	204,757	1,932,906
JBS SA	653,900	2,035,613
Kroton Educacional SA	92,900	392,446
Linx SA	89,700	451,809
Natura Cosmeticos SA	52,800	418,975
Odontoprev SA	190,300	786,129
Porto Seguro SA	8,200	67,697
Qualicorp SA	28,700	166,984
Rumo Logistica Operadora Multimodal SA*	506,810	776,237
TOTVS SA	67,500	636,903
Tractebel Energia SA	87,600	1,044,993
Ultrapar Participacoes SA	42,900	948,199
Ultrapar Participacoes SA ADRΔ	7,704	169,565

		14,731,844

British Virgin Islands — 0.1%
Lenta, Ltd. GDR*	42,703	307,462

Canada — 0.7%
First Quantum Minerals, Ltd.	285,902	2,007,145
Platinum Group Metals, Ltd.*	43,200	145,120
Torex Gold Resources, Inc.*	123,150	220,192

		2,372,457

Chile — 0.8%
Aguas Andinas SA Class A	44,958	25,811
Banco de Chile ADRΔ	3,691	236,741
Banco Santander Chile ADRΔ	30,781	596,228
Cencosud SA	198,067	564,448
Embotelladora Andina SA ADR Class BΔ	41,089	871,087
Empresa Nacional de Electricidad SA ADRΔ	1,870	51,855
Enersis Americas SA ADRΔ	14,615	125,397
Enersis Chile SA ADRΔ	22,861	133,280

	Shares	Value
Latam Airlines Group SA ADRΔ *	18,693	$123,374
S.A.C.I. Falabella	2,932	22,317

		2,750,538

China — 12.3%
Agricultural Bank of China, Ltd. Class H	78,000	28,659
Air China, Ltd. Class H	428,000	294,246
Alibaba Group Holding, Ltd. ADRΔ *	50,893	4,047,520
Anhui Conch Cement Co., Ltd. Class HΔ	1,302,000	3,152,437
ANTA Sports Products, Ltd.	122,000	245,847
Baidu, Inc. ADRΔ *	7,526	1,242,919
Bank of China, Ltd. Class H	1,919,000	771,261
Bank of Communications Co., Ltd. Class H	892,000	567,412
Beijing Capital International Airport Co., Ltd. Class H	186,000	202,575
Belle International Holdings, Ltd.	1,087,000	639,769
China Cinda Asset Management Co., Ltd. Class H	1,786,000	605,621
China CITIC Bank Corporation, Ltd. Class H	1,105,000	675,915
China Communications Services Corporation, Ltd. Class H	748,000	392,036
China Construction Bank Corporation Class H	3,508,000	2,338,566
China Galaxy Securities Co., Ltd. Class H	624,500	563,587
China Mengniu Dairy Co., Ltd.	1,070,000	1,871,871
China Petroleum & Chemical Corporation Class H	664,000	479,819
China Shenhua Energy Co., Ltd. Class H	256,000	476,135
China Telecom Corporation, Ltd. Class H	192,000	86,346
China Vanke Co., Ltd. Class HΔ	97,700	192,939
Chongqing Rural Commercial Bank Co., Ltd. Class H	864,000	440,046
Country Garden Holdings Co., Ltd.	209,000	88,388
Ctrip.com International, Ltd. ADRΔ *	8,803	362,684
Dalian Wanda Commercial Properties Co., Ltd. Class H 144A	31,800	196,808
Dongfeng Motor Group Co., Ltd. Class H	418,000	440,594
Evergrande Real Estate Group, Ltd.Δ	359,000	221,472
Fuyao Glass Industry Group Co., Ltd. Class H 144A	261,600	608,806
Geely Automobile Holdings, Ltd.	1,715,000	935,433
Great Wall Motor Co., Ltd. Class H	1,471,500	1,230,277
Industrial & Commercial Bank of China, Ltd. Class H	8,347,000	4,654,862
JD.com, Inc. ADRΔ *	14,909	316,518
Kingsoft Corporation, Ltd.	84,000	163,209
Longfor Properties Co., Ltd.	728,000	949,822

See Notes to Financial Statements.

169

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NetEase, Inc. ADRΔ	2,205	$426,050
New Oriental Education & Technology Group, Inc. ADRΔ *	2,274	95,235
People’s Insurance Co. Group of China, Ltd. (The) Class H	2,197,000	845,808
PetroChina Co., Ltd. Class H	762,000	525,200
PICC Property & Casualty Co., Ltd. Class H	572,000	901,840
Qihoo 360 Technology Co., Ltd. ADRΔ *	1,793	130,979
Qinhuangdao Port Co., Ltd. Class H	550,000	190,009
Sinopec Engineering Group Co., Ltd. Class H	66,000	59,888
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,090,000	501,526
Sinopharm Group Co., Ltd. Class H	224,400	1,077,948
Sinotrans, Ltd. Class H	515,000	229,928
Tencent Holdings, Ltd.	159,900	3,668,054
Tingyi Cayman Islands Holding CorporationΔ	1,950,000	1,851,650
TravelSky Technology, Ltd. Class H	126,000	243,586
Vipshop Holdings, Ltd. ADRΔ *	6,660	74,392
Weichai Power Co., Ltd. Class HΔ	348,000	358,310
Zhejiang Expressway Co., Ltd. Class H	38,230	36,167
Zhuzhou CRRC Times Electric Co., Ltd. Class H	33,405	185,538
Zijin Mining Group Co., Ltd. Class H	1,670,000	560,969

		41,447,476

Colombia — 0.3%
Bancolombia SA	76,606	624,204
Bancolombia SA ADRΔ	10,258	358,210

		982,414

Cyprus — 0.1%
Global Ports
Investments PLC GDR*	49,037	137,304
QIWI PLC ADRΔ	10,520	137,812

		275,116

Egypt — 0.3%
Arabian Food Industries Co.
DOMTY*	85,132	70,560
Edita Food Industries SAE	394,251	665,968
ElSewedy Electric Co.	82,700	402,610

		1,139,138

Hong Kong — 5.8%
AIA Group, Ltd.	876,558	5,271,379
ASM Pacific Technology, Ltd.Δ	125,800	904,558
China Everbright International, Ltd.Δ	64,000	71,561
China Merchants Holdings International Co., Ltd.	30,000	80,310
China Mobile, Ltd.	454,500	5,251,391
China Overseas Land & Investment, Ltd.	1,054,000	3,359,996
China Resources Land, Ltd.	204,000	480,716

	Shares	Value
China Taiping Insurance Holdings Co., Ltd.*	86,000	$161,840
CNOOC, Ltd.	820,000	1,023,540
CSPC Pharmaceutical Group, Ltd.	59,255	52,942
Far East Horizon, Ltd.	62,000	48,424
Shimao Property Holdings, Ltd.	21,767	27,675
Sino Biopharmaceutical, Ltd.	685,000	449,582
WH Group, Ltd. 144A	2,717,000	2,151,851

		19,335,765

Hungary — 0.4%
OTP Bank PLC	56,253	1,258,795

India — 8.0%
Ashok Leyland, Ltd.	87,741	128,304
Aurobindo Pharma, Ltd.	12,071	133,164
Axis Bank, Ltd.	625,645	4,971,497
Bharat Petroleum Corporation, Ltd.	39,422	627,275
Dabur India, Ltd.	254,798	1,167,124
Divi’s Laboratories, Ltd.	24,887	410,176
Dr. Reddy’s Laboratories, Ltd.	16,135	813,805
Eicher Motors, Ltd.	173	49,415
Glenmark Pharmaceuticals, Ltd.	7,003	83,201
Godrej Consumer Products, Ltd.	13,196	314,371
HCL Technologies, Ltd.	34,886	378,673
HDFC Bank, Ltd.	39,229	685,905
Hero MotoCorp, Ltd.	25,009	1,181,133
Hindalco Industries, Ltd.	116,050	212,825
Hindustan Unilever, Ltd.	17,765	236,959
Housing Development Finance Corporation, Ltd.	14,437	268,969
Idea Cellular, Ltd.	99,834	158,200
Indiabulls Housing Finance, Ltd.	22,698	226,571
Infosys, Ltd.	126,125	2,188,821
Infosys, Ltd. ADRΔ	126,141	2,251,617
Kotak Mahindra Bank, Ltd.	388,513	4,406,731
LIC Housing Finance, Ltd.	23,622	173,844
Marico, Ltd.	124,860	488,493
Motherson Sumi Systems, Ltd.	49,745	214,589
Nestle India, Ltd.	581	56,069
Power Finance Corporation, Ltd.	211,217	532,639
Tata Consultancy Services, Ltd.	113,851	4,314,852
Tech Mahindra, Ltd.	5,689	42,768
Wipro, Ltd.	19,919	165,098

		26,883,088

Indonesia — 1.6%
PT Astra Agro Lestari Tbk*	8,303	9,315
PT Bank Central Asia Tbk	482,500	488,559
PT Bank Mandiri Persero Tbk	135,000	97,694
PT Bank Negara Indonesia Persero Tbk	750,800	297,534
PT Bank Rakyat Indonesia Persero Tbk	392,900	323,291
PT Indofood CBP Sukses Makmur Tbk	21,700	28,527
PT Indofood Sukses Makmur Tbk	712,235	391,885
PT Kalbe Farma Tbk	864,400	100,593
PT Matahari Department Store Tbk	346,383	527,925

See Notes to Financial Statements.

170

	Shares	Value
PT Semen Indonesia Persero Tbk	1,309,800	$932,944
PT Telekomunikasi Indonesia Persero Tbk	1,685,500	512,806
PT Telekomunikasi Indonesia Persero Tbk ADRΔ	6,386	392,484
PT Unilever Indonesia Tbk	43,600	149,013
PT United Tractors Tbk	843,769	951,997

		5,204,567

Isle of Man (U.K.) — 0.1%
New Europe Property Investments PLC	15,777	179,966

Jersey — 0.1%
West China Cement, Ltd.+*	1,414,000	197,816

Kenya — 0.6%
Equity Group Holdings, Ltd.	2,353,047	896,066
Safaricom, Ltd.	6,150,400	1,084,261

		1,980,327

Luxembourg — 0.2%
Ternium SA ADR	40,719	776,104

Malaysia — 2.6%
AirAsia Bhd	2,142,100	1,386,933
AMMB Holdings Bhd	142,967	157,783
Astro Malaysia Holdings Bhd	41,828	30,400
Axiata Group Bhd	474,400	663,977
CIMB Group Holdings Bhd	224,600	244,299
Hong Leong Bank Bhd	25,900	84,958
IHH Healthcare Bhd	372,600	609,986
IJM Corporation Bhd	38,200	33,087
IOI Corporation Bhd	26,000	27,939
Kuala Lumpur Kepong Bhd	16,500	95,428
Malayan Banking Bhd	463,600	937,795
MISC Bhd	160,767	297,488
Petronas Chemicals Group Bhd	359,800	589,924
Petronas Dagangan Bhd	18,100	105,058
Petronas Gas Bhd	12,400	67,874
Public Bank Bhd	280,100	1,349,650
Tenaga Nasional Bhd	376,000	1,316,540
Westports Holdings Bhd	629,600	657,198
YTL Corporation Bhd	296,900	123,229

		8,779,546

Malta — 0.0%
Brait SE*	13,152	125,370

Mexico — 3.8%
Alfa SAB de CV Class A	205,400	353,108
America Movil SAB de CV ADR Class LΔ	104,304	1,278,767
America Movil SAB de CV, Series L	1,777,303	1,092,675
Arca Continental SAB de CV	28,788	206,605
Cemex SAB de CV ADRΔ *	58,424	360,476
Corp Moctezuma SAB de CV	101,809	322,926
Fibra Uno Administracion SA de CV REIT	181,600	386,889
Fomento Economico Mexicano SAB de CV ADR	3,102	286,904
Gentera SAB de CV	54,100	96,911
Gruma SAB de CV Class B	85,440	1,229,080
Grupo Financiero Banorte SAB de CV Class O	603,187	3,371,174

	Shares	Value
Grupo Financiero Inbursa SAB de CV Class OΔ	420,700	$715,412
Grupo Lala SAB de CV	68,000	149,929
Grupo Televisa SAB ADRΔ	16,897	439,998
Industrias Penoles SAB de CV	8,340	199,115
Kimberly-Clark de Mexico SAB de CV Class A	237,500	561,061
Megacable Holdings SAB de CV	275,000	1,116,092
OHL Mexico SAB de CV*	188,651	231,137
Telesites SAB de CVΔ *	464,916	287,353
Wal-Mart de Mexico SAB de CV	71,982	173,158

		12,858,770

Morocco & Antilles — 0.1%
Attijariwafa Bank	13,519	475,102

Netherlands — 0.1%
X5 Retail Group NV GDR*	15,271	303,893

Nigeria — 0.5%
FCMB Group PLC	12,000,000	68,025
Guaranty Trust Bank PLC	14,478,359	1,197,747
Nestle Nigeria PLC	140,585	426,547
United Bank for Africa PLC	6,306,193	105,010

		1,797,329

Philippines — 1.6%
Ayala Corporation	7,810	141,322
Bank of the Philippine Islands	295,653	612,194
BDO Unibank, Inc.	25,170	60,133
Globe Telecom, Inc.	3,530	178,444
International Container Terminal Services, Inc.	336,080	440,776
JG Summit Holdings, Inc.	65,700	120,025
Jollibee Foods Corporation	6,730	34,709
Philippine Long Distance Telephone Co.	3,860	176,429
Universal Robina Corporation	807,840	3,582,937

		5,346,969

Poland — 1.0%
Alior Bank SA*	59,275	788,221
Energa SA	66,996	161,920
Eurocash SA	112,722	1,320,832
KGHM Polska Miedz SA*	10,316	174,100
Orange Polska SA	20,680	26,667
PGE Polska Grupa Energetyczna SA	110,640	333,264
Polskie Gornictwo Naftowe i Gazownictwo SA	357,408	509,534
Powszechna Kasa Oszczednosci Bank Polski SA*	29,063	172,267

		3,486,805

Portugal — 0.5%
Jeronimo Martins SGPS SA	112,693	1,777,374

Russia — 3.8%
Gazprom PJSC ADR	227,852	986,599
Lukoil PJSC ADR	18,364	766,330
Mobile Telesystems PJSC ADR	29,886	247,456
Novatek OJSC GDR	46,151	4,718,928
Novolipetsk Steel PJSC GDR	44,147	573,628
Rosneft PJSC GDR	27,856	143,907
Sberbank of Russia PJSC ADR	402,289	3,511,983
Severstal PJSC GDR	39,493	433,215
Sistema JSFC GDR	102,096	768,783

See Notes to Financial Statements.

171

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Surgutneftegas OJSC ADR	42,924	$220,200
Tatneft PJSC ADR	17,511	545,252

		12,916,281

South Africa — 5.3%
African Bank Investments, Ltd.+*	642,081	—
Anglo American Platinum, Ltd.*	12,339	308,479
AngloGold Ashanti, Ltd. ADRΔ *	64,992	1,173,756
Aspen Pharmacare Holdings, Ltd.*	116,983	2,885,859
Barloworld, Ltd.	41,355	206,069
Bid Corporation, Ltd.*	145,240	2,721,771
Bidvest Group, Ltd. (The)	136,846	1,291,012
Discovery, Ltd.	71,790	599,708
Exxaro Resources, Ltd.	35,669	164,335
Gold Fields, Ltd. ADRΔ	301,867	1,479,148
Growthpoint Properties, Ltd. REIT	170,095	297,164
Hyprop Investments, Ltd. REIT	10,764	94,761
Imperial Holdings, Ltd.	19,687	201,038
Investec, Ltd.	63,246	387,750
Massmart Holdings, Ltd.	7,116	60,786
Mondi, Ltd.	17,264	314,287
MTN Group, Ltd.	29,693	288,568
Naspers, Ltd. N Shares	8,896	1,358,375
Netcare, Ltd.	79,480	168,783
Pick n Pay Stores, Ltd.	255,043	1,241,826
Redefine Properties, Ltd. REIT	190,199	145,989
Remgro, Ltd.	16,075	278,935
Resilient, Ltd. REIT	12,543	112,379
RMB Holdings, Ltd.	34,712	133,039
Standard Bank Group, Ltd.	100,222	872,876
Telkom SA SOC, Ltd.	150,193	677,700
Truworths International, Ltd.	17,445	101,520
Woolworths Holdings, Ltd.	56,596	324,072

		17,889,985

South Korea — 12.9%
AMOREPACIFIC Group	668	98,025
Celltrion, Inc.Δ *	269	22,614
CJ CheilJedang Corporation	2,135	723,091
CJ Corporation	3,989	704,277
CJ E&M Corporation	349	21,114
Coway Co., Ltd.	2,885	262,687
Daelim Industrial Co., Ltd.	900	60,038
DGB Financial Group, Inc.	7,752	58,701
Dongbu Insurance Co., Ltd.	3,829	230,470
E-MART, Inc.	3,736	563,773
Hana Financial Group, Inc.	18,357	373,214
Hanwha Chemical Corporation	64,450	1,346,642
Hanwha Corporation	41,604	1,292,474
Hanwha Life Insurance Co., Ltd.	95,611	481,775
Hyundai Department Store Co., Ltd.	745	83,813
Hyundai Development Co-Engineering & Construction	15,956	553,556
Hyundai Engineering & Construction Co., Ltd.	3,820	111,761
Hyundai Glovis Co., Ltd.	387	57,970
Hyundai Marine & Fire Insurance Co., Ltd.	2,123	54,135

	Shares	Value
Hyundai Mobis Co., Ltd.	2,477	$544,948
KB Financial Group, Inc.	8,766	249,270
Kia Motors Corporation	19,369	729,812
KIWOOM Securities Co., Ltd.	7,364	460,818
Korea Electric Power Corporation	18,139	952,152
Korea Zinc Co., Ltd.	300	133,035
Korean Air Lines Co., Ltd.*	13,461	304,483
LG Chem, Ltd.	3,656	834,916
LG Corporation	5,137	285,678
LG Household & Health Care, Ltd.	103	100,585
LG Uplus Corporation	20,696	196,564
Lotte Chemical Corporation	4,172	1,038,359
NAVER Corporation	2,270	1,406,301
Posco Daewoo Corporation	33,288	731,207
Samsung Electronics Co., Ltd.	10,708	13,335,231
Samsung Fire & Marine Insurance Co., Ltd.	25,570	5,872,917
Samsung SDI Co., Ltd.	6,520	617,310
Shinhan Financial Group Co., Ltd.	113,976	3,746,278
Shinsegae Co., Ltd.Δ	5,055	860,213
SK Hynix, Inc.	58,132	1,654,261
SK Innovation Co., Ltd.	13,359	1,646,019
SK Networks Co., Ltd.	29,889	155,039
SK Telecom Co., Ltd.	1,701	319,562
S-Oil Corporation	837	55,467
Woori Bank	21,197	176,240

		43,506,795

Switzerland — 1.4%
Cie Financiere Richemont SA	45,044	2,636,637
Coca-Cola HBC AG*	104,157	2,107,576

		4,744,213

Taiwan — 8.8%
Casetek Holdings, Ltd.	15,000	52,888
Cathay Financial Holding Co., Ltd.	268,000	293,748
China Airlines, Ltd.*	1,136,000	341,914
China Life Insurance Co., Ltd.	1,044,058	812,775
Chunghwa Telecom Co., Ltd.	7,000	25,317
Compal Electronics, Inc.	1,051,000	664,870
CTBC Financial Holding Co., Ltd.	1,206,642	634,649
E.Sun Financial Holding Co., Ltd.	200,000	118,481
Eclat Textile Co., Ltd.	11,000	106,676
Eva Airways Corporation*	168,267	76,827
Feng TAY Enterprise Co., Ltd.	97,000	403,289
First Financial Holding Co., Ltd.	142,000	74,670
Foxconn Technology Co., Ltd.	93,220	220,204
Fubon Financial Holding Co., Ltd.	884,000	1,042,263
Hon Hai Precision Industry Co., Ltd.	627,344	1,616,217
Innolux Corporation	1,522,000	514,262
Inotera Memories, Inc.*	83,000	65,001
Inventec Corporation	278,000	198,773
Lite-On Technology Corporation	132,000	181,802
MediaTek, Inc.	376,000	2,873,226
Mega Financial Holding Co, Ltd.	379,000	286,665
Pegatron Corporation	12,089	25,676

See Notes to Financial Statements.

174

	Shares	Value
Pou Chen Corporation	807,000	$1,086,231
Powertech Technology, Inc.	570,000	1,272,686
President Chain Store Corporation	27,000	210,961
Radiant Opto-Electronics Corporation	120,000	189,313
Realtek Semiconductor Corporation	66,000	205,846
Shin Kong Financial Holding Co., Ltd.	437,000	86,021
Siliconware Precision Industries Co., Ltd.	64,920	99,001
Taiwan Cooperative Financial Holding Co., Ltd.	63,000	27,845
Taiwan Fertilizer Co., Ltd.	189,000	252,321
Taiwan Mobile Co., Ltd.	17,000	59,419
Taiwan Semiconductor Manufacturing Co., Ltd.	2,256,000	11,369,557
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	120,517	3,161,161
Teco Electric and Machinery Co., Ltd.	121,000	102,324
Uni-President Enterprises Corporation	118,000	233,055
United Microelectronics Corporation	169,000	66,279
Wistron Corporation	97,000	67,855
Zhen Ding Technology Holding, Ltd.	187,510	339,314

		29,459,382

Thailand — 4.7%
Bangkok Bank PCL NVDR	65,700	297,425
Bangkok Dusit Medical Services PCL Class FΔ	3,062,300	2,082,782
Bangkok Dusit Medical Services PCL NVDR	74,700	50,918
Bumrungrad Hospital PCL NVDR	32,200	167,676
Central Pattana PCL	2,355,200	4,004,644
Charoen Pokphand Foods PCL NVDR	366,300	300,305
CP ALL PCL	1,555,900	2,224,928
Delta Electronics Thailand PCL NVDR	19,476	37,949
Home Product Center PCL NVDR	377,800	106,804
IRPC PCL NVDR	612,900	83,334
Kasikornbank PCL	20,300	99,980
Kasikornbank PCL NVDR	305,231	1,482,172
Krung Thai Bank PCL NVDRΔ	443,300	206,493
PTT Exploration & Production PCL NVDR	262,600	630,676
PTT Global Chemical PCL NVDR	560,354	950,941
Robinson Department Store PCL	446,200	860,275
Siam Cement PCL (The) NVDR	4,400	59,776
Thai Oil PCL NVDR	420,862	721,465
Thai Union Group PCL NVDR	2,181,800	1,370,810

		15,739,353

Turkey — 2.8%
Akbank TAS	164,304	470,915
Arcelik AS	106,829	703,401
BIM Birlesik Magazalar AS	35,240	687,262

	Shares	Value
Coca-Cola Icecek AS	46,316	$565,774
Eregli Demir ve Celik Fabrikalari TAS	382,535	541,131
Ford Otomotiv Sanayi AS	7,977	84,901
Petkim Petrokimya Holding AS	293,054	391,579
TAV Havalimanlari Holding AS	97,163	417,276
Tofas Turk Otomobil Fabrikasi AS	30,214	248,431
Tupras Turkiye Petrol Rafinerileri AS	6,188	137,373
Türkiye Garanti Bankasi AS	1,287,121	3,399,843
Türkiye Halk Bankasi AS	86,814	258,370
Türkiye Is Bankasi Class C	24,101	38,286
Turkiye Sise ve Cam Fabrikalari AS	33,218	41,072
Ulker Biskuvi Sanayi AS	114,163	834,254
Yapi ve Kredi Bankasi AS*	542,211	751,742

		9,571,610

United Kingdom — 2.2%
Anglo American PLC	276,381	2,681,486
Hikma Pharmaceuticals PLC	20,495	674,925
Liberty Global PLC Class AΔ*	3,003	87,267
Liberty Global PLC LiLAC Class AΔ*	25,643	827,243
Liberty Global PLC LiLAC Class CΔ*	20,833	676,864
Liberty Global PLC, Series CΔ*	7,694	220,433
Tullow Oil PLC*	585,961	2,066,621

		7,234,839

United States of America — 1.2%
Cognizant Technology Solutions Corporation Class A*	49,300	2,821,932
First Cash Financial Services, Inc.Δ	19,500	1,000,935
Southern Copper CorporationΔ	4,037	108,918

		3,931,785

Total Foreign Common Stocks (Cost $331,933,555)		305,210,506

FOREIGN PREFERRED STOCKS — 2.4%
Brazil — 1.5%
Braskem SA Class A
0.61%, 04/07/16	128,300	758,864
Centrais Eletricas Brasileiras SA Class B
0.10%, 05/04/15*	115,600	630,487
Cia Brasileira de Distribuicao ADR
0.13%, 04/28/16Δ	20,385	296,602
Cia Brasileira de Distribuicao
0.47%, 04/28/16	72,600	1,052,963
Cia Energetica de Sao Paulo Class B
0.09%, 05/02/16	10,109	37,134
Gerdau SA
0.19%, 11/10/15	58,200	106,714
Itau Unibanco Holding SA
1.37%, 06/01/16	53,370	502,748
Itausa-Investimentos Itau SA
0.35%, 06/01/16	536,832	1,253,382
Petroleo Brasileiro SA
1.00%, 4/03/14*	126,700	369,967

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Suzano Papel e Celulose SA Class A
0.40%, 04/26/16	8,800	$31,066

		5,039,927

Chile — 0.0%
Embotelladora Andina SA Class A
2.31%, 05/23/16	16,611	52,704
Embotelladora Andina SA Class B
0.74%, 05/23/16	1,770	6,234

		58,938

South Korea — 0.9%
Samsung Electronics Co., Ltd.
1.75%, 12/29/15	2,991	3,085,478
Samsung Fire & Marine
Insurance Co., Ltd.
2.92%, 12/29/15	379	57,475

		3,142,953

Total Foreign Preferred Stocks (Cost $9,760,309)		8,241,818

MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund (Investor Class)¥	11,066,788	11,066,788
Northern Institutional Liquid Assets Portfolio§	24,228,437	24,228,437

Total Money Market Funds (Cost $35,295,225)		35,295,225

	Par	Value
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.43%, 12/08/16Ω‡‡ (Cost $1,297,573)	$1,300,000	$1,298,375

TOTAL INVESTMENTS — 104.0% (Cost $378,286,662)		350,045,924
Liabilities in Excess of Other
Assets — (4.0)%		(13,534,326)

NET ASSETS — 100.0%		$336,511,598

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	28.4
Technology	23.7
Money Market Funds	10.5
Consumer Staples	9.5
Consumer Discretionary	9.5
Materials & Processing	7.4
Energy	5.1
Healthcare	2.9
Producer Durables	2.8
Foreign Preferred Stocks	2.4
Utilities	1.4
U.S. Treasury Obligation	0.4

104.0

Swap agreements outstanding at June 30, 2016:

						Upfront
						Premiums	Unrealized
	Maturity			Notional		Paid/	Appreciation
Reference Obligation	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Total Return Swap
MSCI Brazil Index	09/21/16	GS	BRL	1,932,082	$(27,191)	$—	$(27,191)
MSCI Mexico Index	09/21/16	GS	MXN	(4,340,794)	2,894	—	2,894
MSCI South Africa Index	09/21/16	GS	ZAR	526,326	(442)	—	(442)

Total Swap agreements outstanding at June 30, 2016					$(24,739)	$—	$(24,739)

See Notes to Financial Statements.

174

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$626,046	$626,046	$—	$—
Bermuda	4,816,186	3,559,634	1,256,552	—
Brazil	14,731,844	14,731,844	—	—
British Virgin Islands	307,462	307,462	—	—
Canada	2,372,457	2,372,457	—	—
Chile	2,750,538	2,750,538	—	—
China	41,447,476	6,696,297	34,751,179	—
Colombia	982,414	982,414	—	—
Cyprus	275,116	275,116	—	—
Egypt	1,139,138	736,528	402,610	—
Hong Kong	19,335,765	—	19,335,765	—
Hungary	1,258,795	—	1,258,795	—
India	26,883,088	2,251,617	24,631,471	—
Indonesia	5,204,567	392,484	4,812,083	—
Isle of Man (U.K.)	179,966	179,966	—	—
Jersey	197,816	—	—	197,816
Kenya	1,980,327	896,066	1,084,261	—
Luxembourg	776,104	776,104	—	—
Malaysia	8,779,546	1,632,855	7,146,691	—
Malta	125,370	—	125,370	—
Mexico	12,858,770	12,858,770	—	—
Morocco & Antilles	475,102	475,102	—	—
Netherlands	303,893	303,893	—	—
Nigeria	1,797,329	173,035	1,624,294	—
Philippines	5,346,969	—	5,346,969	—
Poland	3,486,805	—	3,178,675	308,130
Portugal	1,777,374	—	1,777,374	—
Russia	12,916,281	8,506,263	4,410,018	—
South Africa	17,889,985	5,688,962	12,201,023	—
South Korea	43,506,795	—	43,506,795	—
Switzerland	4,744,213	—	4,744,213	—
Taiwan	29,459,382	3,161,161	26,298,221	—
Thailand	15,739,353	9,172,629	6,566,724	—
Turkey	9,571,610	—	9,571,610	—
United Kingdom	7,234,839	1,811,807	5,423,032	—
United States of America	3,931,785	3,931,785	—	—
Foreign Preferred Stocks:
Brazil	5,039,927	5,039,927	—	—
Chile	58,938	58,938	—	—
South Korea	3,142,953	—	3,142,953	—
Money Market Funds	35,295,225	35,295,225	—	—
U.S. Treasury Obligation	1,298,375	—	1,298,375	—

Total Assets — Investments in Securities	$350,045,924	$125,644,925	$223,895,053	$505,946

Other Financial Instruments***
Forward Foreign Currency Contracts	$952,316	$—	$952,316	$—
Futures Contracts	403,398	403,398	—	—

Total Assets — Other Financial Instruments	$1,355,714	$403,398	$952,316	$—

Liabilities:
Other Financial Instruments***
Swap Agreements	$(24,739)	$—	$—	$(24,739)

Total Liabilities — Other Financial Instruments	$(24,739)	$—	$—	$(24,739)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2016 is $8,107,105.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2016 is $1,830,677.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2016.

See Notes to Financial Statements.

175

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2016 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value	$747,087,684	$698,827,911
Investments in securities of affiliated issuers, at value	25,771,661	13,362,216

Total investments, at value (1)(2)	772,859,345	712,190,127
Cash	1,292,473	—
Cash collateral for derivatives	—	—
Deposits with broker for securities sold short	5,263	—
Foreign currency(3)	24,042	—
Receivables:
Dividends and reclaims	688,740	596,594
Interest	628,619	—
Securities lending	28,397	11,066
Investment securities sold	6,186,695	4,907
Fund shares sold	92,281	344,542
Variation margin on financial futures contracts	303,030	175,500
Unrealized appreciation on foreign currency exchange contracts	1,706	—
Unrealized appreciation on swap agreements	—	—
Prepaid expenses and other assets	37,570	44,432

Total Assets	782,148,161	713,367,168

Liabilities
Securities sold short, at value (4)	—	—
Options written, at value (5)	236,555	—
Unrealized depreciation on foreign currency exchange contracts	36,667	—
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan, at value	99,190,204	56,004,589
Collateral held for derivatives	—	—
Collateral held for securities sold short	—	—
Payables:
Investment securities purchased	4,190,712	—
Dividends on short sales	—	—
Fund shares redeemed	1,349,585	120,313
Variation margin on financial futures contracts	—	—
Securities lending	4,259	1,658
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	350,012	49,444
Shareholder servicing fees	40,911	71,199
Other expenses	109,038	168,926

Total Liabilities	105,507,943	56,416,129

Net Assets	$676,640,218	$656,951,039

Net Assets Consist of:
Paid-in-capital	$605,603,648	$500,195,815
Accumulated (distributions in excess of) net investment income (loss)	430,804	61,647
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency and derivative transactions	4,681,750	(1,166,719)
Net unrealized appreciation (depreciation) on investments, foreign currency and derivative transactions	65,924,016	157,860,296

Net Assets	$676,640,218	$656,951,039

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$472,404,859	$306,923,540

Institutional shares outstanding	39,764,817	34,957,342

Net asset value, offering and redemption price per Institutional share	$11.88	$8.78

Net assets applicable to the Investor Class	$204,235,359	$350,027,499

Investor shares outstanding	17,179,051	15,060,399

Net asset value, offering and redemption price per Investor share	$11.89	$23.24

(1) Investments in securities of unaffiliated issuers, at cost	$681,615,134	$540,953,488
Investments in securities of affiliated issuers, at cost	25,771,661	13,362,216

Total investments, at cost	$707,386,795	$554,315,704

(2) Includes securities loaned of:	$98,235,734	$56,546,967

(3) Foreign currency, at cost	$29,564	$—

(4) Proceeds from securities sold short	$—	$—

(5) Premiums received on options written	$926,208	$—

(6)	Net of $(34,824) and $(112,113) accrued foreign capital gains taxes on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively

See Notes to Financial Statements.

176

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund		Emerging Markets Equity Fund

$1,421,204,240	$1,495,748,673	$654,042,752	$119,940,664	$1,348,189,926		$338,979,136
30,811,321	43,448,089	12,332,995	3,480,795	53,073,506		11,066,788

1,452,015,561	1,539,196,762	666,375,747	123,421,459	1,401,263,432		350,045,924
—	2,845	138	305	420,910		7,991,651
—	—	—	350,000	8,215,757		530,722
—	—	—	—	—		—
—	—	2	612,980	7,868,014		621,137

1,579,167	478,408	430,587	406,683	6,540,350		1,691,340
—	—	—	—	—		—
39,482	58,519	63,226	4,664	110,748		10,632
9,743,698	9,737,247	5,409,165	40,311	15,581,336		7,255,621
591,833	746,340	67,224	974	1,642,711		155,078
366,131	485,783	210,450	71,980	945,743		477,148
—	—	—	—	7,355,341		1,714,062
—	—	—	—	—		2,894
36,896	48,619	40,169	32,201	47,068		661,452

1,464,372,768	1,550,754,523	672,596,708	124,941,557	1,449,991,410		371,157,661

—	—	—	—	62,980,058		—
—	—	—	—	—		—
—	—	—	—	1,721,693		761,746
—	—	—	—	—		27,633
197,109,325	198,241,722	164,795,467	5,422,267	97,902,849		24,228,437
—	—	—	—	6,009,998		990,000
—	—	—	—	4,673,455		—

7,512,729	3,922,604	5,517,522	1,369	14,679,740		7,660,535
—	—	—	—	196,525		—
390,698	417,466	159,478	261	382,250		56,536
—	—	—	—	291,759		199,015
5,922	8,776	9,463	699	16,612		1,595
—	—	—	—	36,947		128,391

569,800	797,201	399,548	10,551	766,629		307,357
67,650	91,351	46,456	—	52,121		7,416
132,271	126,886	122,580	85,073	572,025		277,402

205,788,395	203,606,006	171,050,514	5,520,220	190,282,661		34,646,063

$1,258,584,373	$1,347,148,517	$501,546,194	$119,421,337	$1,259,708,749		$336,511,598

$1,140,195,821	$1,184,656,034	$493,308,753	$135,179,259	$1,316,814,256		$396,528,433
547,829	(671,669)	781,118	2,131,786	18,617,929		1,734,441

(22,358,394)	(19,739,523)	(18,378,511)	(1,278,039)	(37,053,159)		(34,743,678)

140,199,117	182,903,675	25,834,834	(16,611,669)	(38,670,277	)(6)	(27,007,598	)(6)

$1,258,584,373	$1,347,148,517	$501,546,194	$119,421,337	$1,259,708,749		$336,511,598

$927,103,050	$908,571,201	$276,638,918	$119,421,337	$1,007,680,718		$298,704,877

124,234,108	101,475,493	36,532,384	13,888,472	106,364,706		37,195,748

$7.46	$8.95	$7.57	$8.60	$9.47		$8.03

$331,481,323	$438,577,316	$224,907,276	N/A	$252,028,031		$37,806,721

16,977,086	20,958,313	14,664,511	N/A	19,666,632		4,709,347

$19.53	$20.93	$15.34	N/A	$12.82		$8.03

$1,280,829,189	$1,312,538,225	$628,082,086	$136,593,524	$1,397,178,829		$367,219,874
30,811,321	43,448,089	12,332,995	3,480,795	53,073,506		11,066,788

$1,311,640,510	$1,355,986,314	$640,415,081	$140,074,319	$1,450,252,335		$378,286,662

$206,041,557	$204,885,611	$164,254,392	$5,550,162	$107,346,800		$25,419,953

$—	$—	$3	$615,964	$7,980,471		$607,175

$—	$—	$—	$—	$68,277,455		$—

$—	$—	$—	$—	$—		$—

See Notes to Financial Statements.

177

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2016 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Investment Income
Dividends	$4,942,972	$6,485,948
Income distributions received from affiliated funds	4,947	4,349
Interest	1,918,872	1,720
Securities lending	117,395	51,280
Less foreign taxes withheld	(35,412)	599

Total Investment Income	6,948,774	6,543,896

Expenses
Investment advisory fees	2,019,731	302,805
Transfer agent fees:
Institutional shares	2,173	2,002
Investor shares	11,160	14,655
Custodian fees	25,898	22,270
Shareholder servicing fees:
Investor shares	223,309	411,515
Accounting and administration fees	92,428	75,714
Professional fees	39,264	37,775
Blue sky fees:
Institutional shares	9,403	7,233
Investor shares	8,230	9,165
Shareholder reporting fees:
Institutional shares	696	351
Investor shares	5,091	10,315
Trustee expenses	3,640	3,444
Line of credit facility fees and interest expense	1,958	3,217
Other expenses	22,082	17,499

Total expenses before dividends and interest on securities sold short	2,465,063	917,960
Dividends and interest on securities sold short	—	—
Expenses waived/reimbursed net of amount recaptured(1)	(22,395)	(18,487)
Fees paid indirectly	—	—

Net expenses	2,442,668	899,473

Net Investment Income	4,506,106	5,644,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	6,699,255	4,658,072
Investment securities sold short	—	—
Futures transactions	681,043	929,775
Swap agreements	—	—
Option contracts written	3,027,250	—
Foreign currency	(26,907)	—

Net realized gain (loss)	10,380,641	5,587,847

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $(33,850) and $(92,079) for International
Equity Fund and Emerging Markets Fund, respectively)	29,143,065	12,081,582
Investment securities sold short	—	—
Futures	(119,348)	27,422
Swap agreements	—	—
Option contracts written	342,914	—
Foreign currency	(47,662)	—

Net change in unrealized appreciation (depreciation)	29,318,969	12,109,004

Net Realized and Unrealized Gain (Loss)	39,699,610	17,696,851

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,205,716	$23,341,274

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

178

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$16,258,635	$5,589,649	$3,014,604	$2,713,818	$27,923,113	$4,696,612
9,805	10,776	4,265	7,490	14,208	2,727
4,372	3,755	1,658	—	—	5,381
270,792	243,727	319,239	32,318	557,757	64,715
(72,820)	(178,874)	(14,909)	(237,272)	(2,644,531)	(510,992)

16,470,784	5,669,033	3,324,857	2,516,354	25,850,547	4,258,443

3,407,443	4,791,001	2,326,671	101,369	4,622,471	1,660,462

2,254	2,219	2,205	1,698	2,244	2,146
15,033	15,056	14,597	—	14,073	9,575
46,038	48,239	37,905	71,441	235,347	276,743

395,672	552,163	272,349	—	304,144	38,420
135,295	143,534	63,724	79,970	240,038	112,960
37,775	37,775	40,752	40,567	40,312	58,013

7,564	7,365	7,318	11,252	7,383	6,921
8,062	8,848	8,358	—	8,027	10,365

820	766	711	17,912	745	889
10,252	10,937	9,649	—	8,825	2,623
7,627	8,343	3,037	604	7,841	1,857
4,122	4,498	1,640	586	133,833	1,000
25,950	23,803	14,899	11,960	324,212	121,992

4,103,907	5,654,547	2,803,815	337,359	5,949,495	2,303,966
—	—	—	—	1,150,470	—
(36,742)	(41,557)	(39,466)	(17,080)	(59,242)	(264,643)
(10,000)	—	(31,389)	—	(7,000)	—

4,057,165	5,612,990	2,732,960	320,279	7,033,723	2,039,323

12,413,619	56,043	591,897	2,196,075	18,816,824	2,219,120

8,168,533	(12,549,295)	(13,722,604)	(501,770)	(18,433,093)	(15,880,484)
—	—	—	—	4,226,906	—
2,567,147	2,536,008	632,409	(14,905)	(4,659,701)	194,951
—	—	—	—	31,679	104,613
—	—	—	—	—	—
—	—	—	28,876	8,389,702	983,399

10,735,680	(10,013,287)	(13,090,195)	(487,799)	(10,444,507)	(14,597,521)

(5,703,920)	(45,367,907)	19,629,754	(5,729,098)	(40,541,204)	42,000,479
—	—	—	—	(1,851,465)	—
(81,037)	(162,173)	(367,155)	(37,806)	(1,264,491)	557,979
—	—	—	—	1,444	(5,760)
—	—	—	—	—	—
—	—	—	(15,483)	2,449,319	456,555

(5,784,957)	(45,530,080)	19,262,599	(5,782,387)	(41,206,397)	43,009,253

4,950,723	(55,543,367)	6,172,404	(6,270,186)	(51,650,904)	28,411,732

$17,364,342	$(55,487,324)	$6,764,301	$(4,074,111)	$(32,834,080)	$30,630,852

See Notes to Financial Statements.

179

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies Fund
	For the Six
	Months Ended	For the Year
	06/30/16	Ended 12/31/15
	(Unaudited)
Operations:
Net investment income	$4,506,106	$7,779,144
Net realized gain on investment securities, foreign currency and derivatives	10,380,641	25,245,667
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	29,318,969	(19,891,616)

Net increase (decrease) in net assets resulting from operations	44,205,716	13,133,195

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(3,320,484)	(6,575,193)
Investor shares	(1,200,217)	(1,657,589)
Distributions from net realized capital gains
Institutional shares	(1,751,160)	(19,172,510)
Investor shares	(748,868)	(7,060,542)

Total dividends and distributions	(7,020,729)	(34,465,834)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	18,175,779	370,644,668
Investor shares	36,918,278	63,439,406
Reinvestment of dividends and distributions
Institutional shares	5,053,361	25,741,918
Investor shares	1,947,325	8,711,001

Total proceeds from shares sold and reinvested	62,094,743	468,536,993

Value of shares redeemed
Institutional shares	(20,890,751)	(30,412,966)
Investor shares	(12,364,281)	(381,207,938)

Total value of shares redeemed	(33,255,032)	(411,620,904)

Net increase from capital share transactions(1)	28,839,711	56,916,089

Total increase (decrease) in net assets	66,024,698	35,583,450

Net Assets:
Beginning of Period	610,615,520	575,032,070

End of Period*	$676,640,218	$610,615,520

* Including undistributed net investment income	$430,804	$445,399

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

180

Equity Index Fund		Value Equity Fund		Growth Equity Fund
For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
(Unaudited)		(Unaudited)		(Unaudited)

$5,644,423	$9,491,203	$12,413,619	$20,188,663	$56,043	$(959,374)
5,587,847	14,044,153	10,735,680	116,305,177	(10,013,287)	203,128,460
12,109,004	(22,022,980)	(5,784,957)	(180,424,665)	(45,530,080)	(124,167,046)

23,341,274	1,512,376	17,364,342	(43,930,825)	(55,487,324)	78,002,040

(4,278,584)	(7,056,268)	(11,437,209)	(19,036,191)	(727,712)	—
(1,464,148)	(2,560,882)	(1,204,969)	(1,264,602)	—	—

(1,010,364)	(9,195,422)	(10,591,798)	(105,461,430)	(19,707,215)	(174,932,173)
(441,045)	(4,373,863)	(1,477,982)	(15,752,143)	(4,199,883)	(42,957,853)

(7,194,141)	(23,186,435)	(24,711,958)	(141,514,366)	(24,634,810)	(217,890,026)

27,919,974	368,510,576	40,223,568	836,419,140	43,676,575	831,966,195
27,997,565	43,778,466	23,035,727	37,097,759	19,082,324	63,629,886

5,276,729	16,244,073	22,025,826	124,476,508	20,433,406	174,915,603
1,902,547	6,930,359	2,680,533	17,001,799	4,198,863	42,949,552

63,096,815	435,463,474	87,965,654	1,014,995,206	87,391,168	1,113,461,236

(9,069,291)	(186,575,659)	(43,938,885)	(151,854,454)	(32,158,988)	(176,712,798)
(21,827,436)	(48,577,199)	(19,742,829)	(851,404,094)	(43,578,072)	(865,778,812)

(30,896,727)	(235,152,858)	(63,681,714)	(1,003,258,548)	(75,737,060)	(1,042,491,610)

32,200,088	200,310,616	24,283,940	11,736,658	11,654,108	70,969,626

48,347,221	178,636,557	16,936,324	(173,708,533)	(68,468,026)	(68,918,360)

608,603,818	429,967,261	1,241,648,049	1,415,356,582	1,415,616,543	1,484,534,903

$656,951,039	$608,603,818	$1,258,584,373	$1,241,648,049	$1,347,148,517	$1,415,616,543

$61,647	$159,956	$547,829	$776,388	$(671,669)	$—

See Notes to Financial Statements.

181

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Equity Fund
	For the Six
	Months Ended	For the Year
	06/30/16	Ended 12/31/15
	(Unaudited)
Operations:
Net investment income	$591,897	$1,380,367
Net realized gain (loss) on investment securities, foreign currency and derivatives	(13,090,195)	31,466,524
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	19,262,599	(63,655,105)

Net increase (decrease) in net assets resulting from operations	6,764,301	(30,808,214)

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	(1,207,226)
Investor shares	—	—
Distributions from net realized capital gains
Institutional shares	—	(27,812,036)
Investor shares	—	(13,086,307)

Total dividends and distributions	—	(42,105,569)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	19,557,764	219,772,080
Investor shares	5,964,698	25,998,341
Reinvestment of dividends and distributions
Institutional shares	—	29,017,402
Investor shares	—	13,081,613

Total proceeds from shares sold and reinvested	25,522,462	287,869,436

Value of shares redeemed
Institutional shares	(12,913,153)	(18,395,855)
Investor shares	(19,639,021)	(248,011,005)

Total value of shares redeemed	(32,552,174)	(266,406,860)

Net increase (decrease) from capital share transactions(2)	(7,029,712)	21,462,576

Total increase (decrease) in net assets	(265,411)	(51,451,207)

Net Assets:
Beginning of Period	501,811,605	553,262,812

End of Period*	$501,546,194	$501,811,605

*Including undistributed (distributions in excess of) net investment income	$781,118	$189,221

(1)	Inception Date for the International Equity Index Fund was June 1, 2015.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

182

International Equity Index Fund		International Equity Fund		Emerging Markets Equity Fund
For the Six Months Ended 06/30/16	For the Period 06/01/2015(1) - 12/31/2015	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15	For the Six Months Ended 06/30/16	For the Year Ended 12/31/15
(Unaudited)		(Unaudited)		(Unaudited)

$2,196,075	$810,400	$18,816,824	$21,350,257	$2,219,120	$3,245,525
(487,799)	(788,949)	(10,444,507)	53,701,816	(14,597,521)	(20,920,033)
(5,782,387)	(10,829,282)	(41,206,397)	(92,018,303)	43,009,253	(44,424,095)

(4,074,111)	(10,807,831)	(32,834,080)	(16,966,230)	30,630,852	(62,098,603)

—	(896,896)	—	(20,206,965)	—	(1,112,618)
—	—	—	(2,298,387)	—	—

—	—	—	(41,580,822)	—	—
—	—	—	(7,475,378)	—	—

—	(896,896)	—	(71,561,552)	—	(1,112,618)

13,345,352	122,367,899	39,367,070	1,031,090,766	20,619,853	308,789,283
—	—	25,234,033	38,211,464	13,541,500	27,025,822

—	896,896	—	61,783,296	—	1,112,618
—	—	—	9,767,134	—	—

13,345,352	123,264,795	64,601,103	1,140,852,660	34,161,353	336,927,723

(874,520)	(535,452)	(36,540,392)	(147,652,014)	(21,722,814)	(8,070,282)
—	—	(12,223,305)	(1,007,234,140)	(4,340,128)	(268,123,636)

(874,520)	(535,452)	(48,763,697)	(1,154,886,154)	(26,062,942)	(276,193,918)

12,470,832	122,729,343	15,837,406	(14,033,494)	8,098,411	60,733,805

8,396,721	111,024,616	(16,996,674)	(102,561,276)	38,729,263	(2,477,416)

111,024,616	—	1,276,705,423	1,379,266,699	297,782,335	300,259,751

$119,421,337	$111,024,616	$1,259,708,749	$1,276,705,423	$336,511,598	$297,782,335

$2,131,786	$(64,289)	$18,617,929	$(198,895)	$1,734,441	$(484,679)

See Notes to Financial Statements.

183

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Year (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Defensive Market Strategies Fund
Institutional Class
2016(3)	$11.21	$0.09	#	$0.70		$(0.08)	$(0.04)	$11.88	7.14%	$472,405	0.70%		0.71%		1.52%	43%
2015	11.61	0.17	#	0.11	(4)	(0.17)	(0.51)	11.21	2.43	443,499	0.72	(5)	0.73		1.46	55
2014	11.43	0.15	#	1.05	(4)	(0.15)	(0.87)	11.61	10.55	98,903	0.88	(5)(6)	0.83	(6)	1.24	102
2013(7)	10.61	0.14	#	1.80	(4)	(0.15)	(0.97)	11.43	18.47	89,430	1.10	(5)(6)	1.13	(6)	1.25	208
2012	10.20	0.18	#	0.73	(4)	(0.18)	(0.32)	10.61	8.93	85,347	1.04	(6)	1.12	(6)	1.67	304
2011(8)	10.00	0.04	#	0.21	(4)	(0.04)	(0.01)	10.20	2.51	74,516	1.03	(6)	1.10	(6)	1.11	120
Investor Class
2016(3)	$11.22	$0.07	#	$0.71		$(0.07)	$(0.04)	$11.89	7.02%	$204,235	0.97%		0.98%		1.25%	43%
2015	11.60	0.13	#	0.12	(4)	(0.12)	(0.51)	11.22	2.16	167,117	0.99	(5)	1.00		1.12	55
2014	11.42	0.12	#	1.06	(4)	(0.13)	(0.87)	11.60	10.35	476,129	1.09	(5)(6)	1.07	(6)	1.03	102
2013(7)	10.60	0.12	#	1.79	(4)	(0.12)	(0.97)	11.42	18.22	395,277	1.36	(5)(6)	1.38	(6)	0.99	208
2012	10.20	0.15	#	0.72	(4)	(0.15)	(0.32)	10.60	8.57	314,638	1.30	(6)	1.37	(6)	1.42	304
2011(8)	10.00	0.03	#	0.21	(4)	(0.03)	(0.01)	10.20	2.43	240,529	1.29	(6)	1.35	(6)	0.86	120
Equity Index Fund
Institutional Class
2016(3)	$8.62	$0.08	#	$0.23		$(0.12)	$(0.03)	$8.78	3.66%	$306,924	0.15%		0.16%		1.98%	2%
2015	9.07	0.18	#	(0.10	)(4)	(0.23)	(0.30)	8.62	0.92	276,599	0.17		0.18		1.94	6
2014	8.50	0.15	#	0.99	(4)	(0.28)	(0.29)	9.07	13.54	95,134	0.22		0.22		1.72	5
2013(9)	6.85	0.14	#	2.02	(4)	(0.26)	(0.25)	8.50	32.04	66,378	0.23		0.24		1.81	4
2012	6.29	0.13	#	0.86	(4)	(0.25)	(0.18)	6.85	15.92	47,071	0.23		0.24		1.95	3
2011	8.63	0.15	#	0.04	(4)	(0.31)	(2.22)	6.29	3.00	36,721	0.23		0.24		1.71	4
Investor Class
2016(3)	$22.58	$0.19	#	$0.60		$(0.10)	$(0.03)	$23.24	3.49%	$350,027	0.42%		0.42%		1.71%	2%
2015	22.90	0.37	#	(0.21	)(4)	(0.18)	(0.30)	22.58	0.70	332,005	0.41		0.44		1.62	6
2014	20.69	0.34	#	2.40	(4)	(0.24)	(0.29)	22.90	13.31	334,833	0.38		0.48		1.56	5
2013(9)	16.07	0.31	#	4.79	(4)	(0.23)	(0.25)	20.69	31.95	289,937	0.38		0.48		1.66	4
2012	14.24	0.28	#	1.95	(4)	(0.22)	(0.18)	16.07	15.76	208,192	0.38		0.49		1.79	3
2011	16.36	0.26	#	0.12	(4)	(0.28)	(2.22)	14.24	2.75	183,076	0.38		0.47		1.57	4

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(5)	The ratio for the Defensive Market Strategies Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00%, 0.01% and 0.00% for the years 2013, 2014 and 2015.
(6)	The ratio for the Defensive Market Strategies Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.04%, 0.05%, 0.11%, 0.02% and 0.00% for the years 2011, 2012, 2013 and 2014.
(7)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.01% and 0.00% for Institutional Class and Investor Class, respectively.
(8)	Inception date was September 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(9)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

184

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Value Equity Fund
Institutional Class
2016(3)	$7.55	$0.08	#	$0.01		$(0.09)	$(0.09)	$7.46	1.25%	$927,103	0.60	%(4)	0.61%	2.12%	17%
2015	9.01	0.15	#	(0.46	)(5)	(0.17)	(0.98)	7.55	(3.44)	917,208	0.61	(4)	0.62	1.73	32
2014	9.90	0.14	#	0.94	(5)	(0.25)	(1.72)	9.01	10.91	273,359	0.65	(4)	0.67	1.40	41
2013(6)	7.99	0.15	#	2.64	(5)	(0.34)	(0.54)	9.90	35.52	253,988	0.66	(4)	0.67	1.61	45
2012	7.03	0.15	#	1.06	(5)	(0.25)	—	7.99	17.47	215,512	0.67	(4)	0.68	1.90	27
2011	7.18	0.12	#	(0.07	)(5)	(0.20)	—	7.03	0.57	200,308	0.67	(4)	0.68	1.62	35
Investor Class
2016(3)	$19.46	$0.17	#	$0.06		$(0.07)	(0.09)	$19.53	1.19%	$331,481	0.87	%(4)	0.88%	1.84%	17%
2015	21.31	0.27	#	(1.06	)(5)	(0.08)	(0.98)	19.46	(3.70)	324,440	0.89	(4)	0.89	1.26	32
2014	21.00	0.25	#	1.97	(5)	(0.19)	(1.72)	21.31	10.61	1,141,998	0.90	(4)	0.91	1.16	41
2013(6)	16.18	0.26	#	5.39	(5)	(0.29)	(0.54)	21.00	35.22	1,089,026	0.90	(4)	0.91	1.36	45
2012	14.00	0.25	#	2.14	(5)	(0.21)	—	16.18	17.20	933,110	0.92	(4)	0.92	1.66	27
2011	14.12	0.20	#	(0.16	)(5)	(0.16)	—	14.00	0.27	852,958	0.89	(4)	0.91	1.39	35
Growth Equity Fund
Institutional Class
2016(3)	$9.53	$—	†#	$(0.37)		$(0.01)	$(0.20)	$8.95	(3.90)%	$908,571	0.76%		0.77%	0.10%	8%
2015	11.05	0.01	#	0.59	(5)	—	(2.12)	9.53	5.67	932,232	0.77	(7)	0.78	0.09	79
2014	12.20	(0.02	)#	1.25	(5)	—	(2.38)	11.05	10.12	244,281	0.85	(7)	0.87	(0.12)	54
2013(8)	12.19	—	†#	4.12	(5)	—	(4.11)	12.20	34.83	227,934	0.84	(7)	0.88	0.00	83
2012	11.76	0.04	#	2.00	(5)	(0.06)	(1.55)	12.19	17.39	198,329	0.87	(7)	0.89	0.33	67
2011	11.91	—	†#	(0.15	)(5)	—	—	11.76	(1.26)	184,418	0.87	(7)	0.89	0.02	60
Investor Class
2016(3)	$22.02	$(0.02	)#	$(0.87)		$—	$(0.20)	$20.93	(4.04)%	$438,578	1.02%		1.03%	(0.17)%	8%
2015	22.92	(0.05	)#	1.27	(5)	—	(2.12)	22.02	5.44	483,385	1.04	(7)	1.06	(0.21)	79
2014	23.02	(0.08	)#	2.36	(5)	—	(2.38)	22.92	9.93	1,240,254	1.06	(7)	1.11	(0.33)	54
2013(8)	20.26	(0.05	)#	6.92	(5)	—	(4.11)	23.02	34.52	1,190,710	1.05	(7)	1.12	(0.22)	83
2012	18.63	0.03	#	3.17	(5)	(0.02)	(1.55)	20.26	17.21	1,022,934	1.05	(7)	1.13	0.15	67
2011	18.90	(0.02	)#	(0.25	)(5)	—	—	18.63	(1.43)	915,960	1.02	(7)	1.11	(0.13)	60

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2011, 2012, 2013 and 2014, and 0.00% for the year 2015. For the six months ended June 30, 2016, the effect of fees paid indirectly decreased the ratio by 0.00% and 0.00% for Institutional Class and Investor Class respectively.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.
(7)	The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2011, 2012 and 2013, and 0.00% for the years 2014 and 2015.
(8)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

185

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2016(3)	$7.48	$0.01	#	$0.08		$—	$—	$7.57	1.20%	$276,639	1.02	%(4)	1.04%	0.37%	34%
2015	8.92	0.04	#	(0.56	)(5)	(0.03)	(0.89)	7.48	(5.66)	264,962	1.00	(4)	1.03	0.45	74
2014	10.35	0.03	#	0.37	(5)	(0.06)	(1.77)	8.92	4.03	84,324	0.97	(4)	0.99	0.27	103
2013(6)	10.27	0.06	#	3.82	(5)	(0.08)	(3.72)	10.35	38.39	84,139	0.92	(4)	0.94	0.45	161
2012	9.70	0.08	#	1.40	(5)	(0.13)	(0.78)	10.27	15.25	67,723	0.99	(4)	1.02	0.79	128
2011	9.61	0.03	#	0.11	(5)	(0.05)	—	9.70	1.40	63,903	1.00	(4)	1.03	0.27	165
Investor Class
2016(3)	$15.17	$0.01	#	$0.16		$—	$—	$15.34	1.12%	$224,907	1.28	%(4)	1.32%	0.10%	34%
2015	17.08	0.02	#	(1.04	)(5)	—	(0.89)	15.17	(5.91)	236,850	1.24	(4)	1.27	0.13	74
2014	18.19	0.01	#	0.67	(5)	(0.02)	(1.77)	17.08	3.83	468,938	1.20	(4)	1.24	0.03	103
2013(6)	15.94	0.04	#	5.97	(5)	(0.04)	(3.72)	18.19	38.09	490,706	1.16	(4)	1.19	0.22	161
2012	14.62	0.09	#	2.10	(5)	(0.09)	(0.78)	15.94	15.02	377,101	1.19	(4)	1.27	0.59	128
2011	14.46	0.01	#	0.17	(5)	(0.02)	—	14.62	1.22	354,013	1.17	(4)	1.26	0.10	165
International Equity Index Fund
Institutional Class
2016(3)	$8.94	$0.17	#	$(0.51)		$—	$—	$8.60	(3.80)%	$119,421	0.57%		0.60%	3.91%	3%
2015(7)	10.00	0.07	#	(1.06	)(5)	(0.07)	—	8.94	(9.88)	111,025	0.57		0.66	1.33	4

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.02%, 0.02%, 0.01%, 0.01% and 0.02% for the years 2011, 2012, 2013, 2014 and 2015. For the six months ended June 30, 2016, the effect of expenses paid indirectly decreased the ratio by 0.01% and 0.01% for Institutional Class and Investor Class, respectively.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01 and $0.01, Total Return by 0.14% and 0.08%, and the Ratio of Net Investment Income to Average Net Assets by 0.07% and 0.08% for Institutional Class and Investor Class, respectively.
(7)	Inception date was June 1, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

186

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2016(3)	$9.73	$0.14	#	$(0.40)		$—	$—	$9.47	(2.67)%	$1,007,681	1.08	%(4)(5)	1.10	%(5)	3.09%	14%
2015	10.55	0.16	#	(0.37	)(6)	(0.19)	(0.42)	9.73	(1.93)	1,030,729	1.03	(4)(5)	1.05	(5)	1.49	43
2014	11.55	0.27	#	(0.93	)(6)	(0.34)	—	10.55	(5.80)	235,545	1.13	(4)(5)	1.20	(5)	2.36	36
2013(7)	9.96	0.18	#	1.66	(6)	(0.25)	—	11.55	18.49	269,499	1.11	(4)(5)	1.25	(5)	1.69	51
2012	8.67	0.18	#	1.33	(6)	(0.22)	—	9.96	17.43	270,130	1.15	(4)(5)	1.32	(5)	1.89	53
2011	10.35	0.22	#	(1.66	)(6)	(0.24)	—	8.67	(13.86)	223,677	1.02	(4)(5)	1.22	(5)	2.17	82
Investor Class
2016(3)	$13.18	$0.18	#	$(0.54)		$—	$—	$12.82	(2.73)%	$252,028	1.36	%(4)(5)	1.37	%(5)	2.86%	14%
2015	14.03	0.24	#	(0.55	)(6)	(0.12)	(0.42)	13.18	(2.16)	245,976	1.35	(4)(5)	1.39	(5)	1.68	43
2014	15.24	0.32	#	(1.23	)(6)	(0.30)	—	14.03	(6.00)	1,143,722	1.37	(4)(5)	1.44	(5)	2.09	36
2013(7)	13.07	0.20	#	2.18	(6)	(0.21)	—	15.24	18.23	1,147,181	1.35	(4)(5)	1.49	(5)	1.44	51
2012	11.33	0.20	#	1.73	(6)	(0.19)	—	13.07	17.05	1,156,306	1.39	(4)(5)	1.57	(5)	1.65	53
2011	13.43	0.25	#	(2.13	)(6)	(0.22)	—	11.33	(14.01)	955,305	1.24	(4)(5)	1.45	(5)	1.95	82
Emerging Markets Equity Fund
Institutional Class
2016(3)	$7.34	$0.05	#	$0.64		$—	$—	$8.03	9.40%	$298,705	1.29%		1.44%		1.43%	24%
2015	9.09	0.11	#	(1.83	)(6)	(0.03)	—	7.34	(18.93)	272,123	1.28	(8)	1.50		1.36	39
2014	9.75	0.11	#	(0.51	)(6)	(0.07)	(0.19)	9.09	(4.14)	45,058	1.25		1.63		1.07	39
2013(9)(10)	10.00	(0.01	)#	(0.24	)(6)	—	—	9.75	(2.50)	46,420	1.25		1.55		(0.34)	6
Investor Class
2016(3)	$7.35	$0.05	#	$0.63		$—	$—	$8.03	9.25%	$37,807	1.55%		1.84%		1.39%	24%
2015	9.09	0.05	#	(1.79	)(6)	—	—	7.35	(19.14)	25,659	1.51	(8)	1.83		0.58	39
2014	9.75	0.08	#	(0.51	)(6)	(0.04)	(0.19)	9.09	(4.38)	255,202	1.50		1.84		0.81	39
2013(9)(10)	10.00	(0.01	)#	(0.24	)(6)	—	—	9.75	(2.50)	244,181	1.50		1.78		(0.58)	6

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the International Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2011, 2012, 2013, 2014 and 2015. For the six months ended June 30, 2016, the effect of fees paid indirectly decreased the ratio by 0.00% and 0.00% for Institutional Class and Investor Class respectively.
(5)	The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.08%, 0.20%, 0.15%, 0.17% and 0.17% for the years 2011, 2012, 2013, 2014 and 2015. For the six months ended June 30, 2016, the effect of dividend expense on securities sold short increased the ratio by 0.19% and 0.19% for Institutional Class and Investor Class respectively.
(6)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(7)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.03% for Institutional Class and Investor Class, respectively.
(8)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2015.
(9)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.00% and 0.01% for Institutional Class and Investor Class, respectively.
(10)	Inception Date was October 31, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

187

INFLATION PROTECTED BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 92.2%
U.S. Treasury Inflationary Index Bonds
1.38%, 07/15/18	$3,300,000	$3,841,238
0.13%, 04/15/19	19,540,000	20,378,334
1.38%, 01/15/20	5,560,000	6,570,992
0.13%, 04/15/20	12,270,000	12,826,884
1.25%, 07/15/20	5,480,000	6,465,026
1.13%, 01/15/21	12,085,000	14,147,821
0.13%, 04/15/21	8,010,000	8,289,150
0.63%, 07/15/21	12,975,000	14,507,141
0.13%, 01/15/22	6,874,200	7,412,724
0.13%, 07/15/22	4,945,000	5,265,640
0.13%, 01/15/23	14,509,000	15,252,986
0.38%, 07/15/23	16,440,000	17,492,079
0.63%, 01/15/24	21,231,000	22,813,148
0.13%, 07/15/24	8,602,000	8,763,415
0.25%, 01/15/25‡‡	11,085,000	11,375,812
2.38%, 01/15/25	5,905,200	8,957,013
0.38%, 07/15/25	2,300,000	2,390,818
0.63%, 01/15/26	7,100,000	7,532,815
2.00%, 01/15/26	4,675,000	6,636,141
2.38%, 01/15/27	4,275,000	6,228,799
1.75%, 01/15/28	6,830,000	9,129,147
3.63%, 04/15/28	3,300,000	6,761,981
2.50%, 01/15/29	5,415,000	7,655,831
3.88%, 04/15/29	4,875,000	10,232,566
3.38%, 04/15/32	627,100	1,239,668
2.13%, 02/15/40	2,787,600	4,041,702
2.13%, 02/15/41	6,883,900	9,940,026
0.75%, 02/15/42	7,569,400	8,049,437
0.63%, 02/15/43	10,635,000	10,798,226
1.38%, 02/15/44	4,903,700	5,830,618
0.75%, 02/15/45	1,920,000	1,963,398
1.00%, 02/15/46	2,215,000	2,417,572

Total U.S. Treasury Obligations (Cost $276,218,628)		285,208,148

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 4.4%
Germany — 1.4%
Deutsche Bundesrepublik Inflation-Linked Bond
0.10%, 04/15/23(E)	3,485,000	4,312,227

Italy — 1.8%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	5,000	5,976
2.60%, 09/15/23(E)	235,000	348,416
2.35%, 09/15/24 144A(E)	3,130,000	4,011,361
1.25%, 09/15/32 144A(E)	501,000	585,218
2.55%, 09/15/41(E)	415,000	648,117

		5,599,088

New Zealand — 1.2%
New Zealand Government Bond
3.00%, 09/20/30(Z)	2,886,000	2,528,056
2.50%, 09/20/35(Z)	1,431,000	1,164,889

		3,692,945

Total Foreign Government Inflation-Linked Bonds (Cost $13,081,287)		13,604,260

	Number of Contracts	Value
PURCHASED OPTIONS — 0.3%
Call Options — 0.1%
10-Year U.S. Treasury Note, Strike Price $133.50, Expires 08/26/16 (JPM)	147	$126,328
	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.75, Expires 07/20/16 (JPM)	$4,130,000	25,923
Euro vs. U.S. Dollar, Strike Price $1.14, Expires 07/29/16 (DEUT)	2,705,000	7,790
U.S. Dollar vs. Japanese Yen, Strike Price $97.00, Expires 08/05/16 (HSBC)	3,045,000	8,949
United Kingdom Pound vs. Japanese Yen, Strike Price $166.00, Expires 07/14/2016 (BAR)	2,090,000	—

		168,990

	Number of Contracts
Put Options — 0.2%
90-Day Euro, Strike Price $98.25, Expires 09/16/16 (JPM)	318	1,988
90-Day Euro, Strike Price $98.75, Expires 09/16/16 (JPM)	318	5,962
	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.70, Expires 07/20/16 (JPM)	$4,130,000	1,620
Euro vs. Japanese Yen, Strike Price $113.00, Expires 09/22/2016 (DEUT)	2,725,000	61,513
Euro vs. U.S. Dollar, Strike Price $1.02, Expires 11/03/2016 (BNP)	5,285,000	23,970
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 07/29/16 (DEUT)	2,705,000	16,793
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 11/03/2016 (BNP)	5,285,000	84,627
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 07/08/16 (BNP)	5,395,000	27,223
Switzerland Franc vs. Norwegian Krone, Strike Price $7.72, Expires 08/02/16 (DEUT)	5,910,000	97
U.S. Dollar vs. Canadian Dollar, Strike Price $1.32, Expires 11/03/2016 (BAR)	6,000,000	99,546
U.S. Dollar vs. Canadian Dollar, Strike Price $1.42, Expires 11/03/2016 (BAR)	6,000,000	16,638

See Notes to Financial Statements.

188

	Notional Amount	Value
U.S. Dollar vs. Japanese Yen, Strike Price $110.00, Expires 08/05/16 (HSBC)	$6,090,000	$8,593
U.S. Dollar vs. Mexican Peso, Strike Price $18.29, Expires 11/03/2016 (BAR)	6,000,000	227,274
U.S. Dollar vs. Mexican Peso, Strike Price $19.87, Expires 11/03/2016 (BAR)	6,000,000	71,640
United Kingdom Pound vs. U.S. Dollar, Strike Price $120.00, Expires 08/29/2016 (DEUT)	22,900	8,591
United Kingdom Pound vs. U.S. Dollar, Strike Price $131.00, Expires 08/29/2016 (DEUT)	22,900	55,795

		711,870

Total Purchased Options (Cost $1,139,671)		880,860

	Shares
MONEY MARKET FUND — 2.6%
GuideStone Money Market Fund (Investor Class)¥ (Cost $7,907,924)	7,907,924	7,907,924

TOTAL INVESTMENTS — 99.5% (Cost $298,347,510)		307,601,192

	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.14, Expires 08/02/2016 (HSBC)	$(27,050)	(8,706)
U.S. Dollar vs. Japanese Yen, Strike Price $99.00, Expires 08/05/16 (HSBC)	(3,045,000)	(16,135)

		(24,841)

	Number of Contracts
Put Options — (0.2)%
90-Day Euro, Strike Price $98.50, Expires 09/16/16 (JPM)	(636)	(3,975)

	Notional Amount	Value
Euro vs. Japanese Yen, Strike Price $104.50, Expires 09/22/2016 (DEUT)	$(1,365,000)	$(8,443)
Euro vs. Japanese Yen, Strike Price $108.00, Expires 09/22/2016 (DEUT)	(2,725,000)	(28,717)
Euro vs. U.S. Dollar, Strike Price $1.06, Expires 11/03/2016 (BNP)	(10,570,000)	(94,404)
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 08/02/2016 (HSBC)	(27,050)	(18,320)
U.S. Dollar vs. Canadian Dollar, Strike Price $1.37, Expires 11/03/2016 (BAR)	(12,000,000)	(86,484)
U.S. Dollar vs. Mexican Peso, Strike Price $19.00, Expires 11/03/2016 (BAR)	(12,000,000)	(270,048)
United Kingdom Pound vs. U.S. Dollar, Strike Price $125.00, Expires 08/29/2016 (DEUT)	(45,800)	(39,394)

		(549,785)

Total Written Options (Premiums received $(627,828))		(574,626)

Other Assets in Excess of Liabilities — 0.7%		2,157,359

NET ASSETS — 100.0%		$309,183,925

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	92.2
Foreign Government Inflation-Linked Bonds	4.4
Money Market Fund	2.6
Purchased Options	0.3
Written Options	(0.2)

99.3

See Notes to Financial Statements.

189

INFLATION PROTECTED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$13,604,260	$—	$13,604,260	$—
Money Market Fund	7,907,924	7,907,924	—	—
Purchased Options	880,860	134,278	746,582	—
U.S. Treasury Obligations	285,208,148	—	285,208,148	—

Total Assets — Investments in Securities	$307,601,192	$8,042,202	$299,558,990	$—

Liabilities:
Investments in Securities:
Written Options	$(574,626)	$(3,975)	$(570,651)	$—

Total Liabilities — Investments in Securities	$(574,626)	$(3,975)	$(570,651)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(64,018)	$—	$(64,018)	$—
Futures Contracts	(827,455)	(827,455)	—	—

Total Liabilities — Other Financial Instruments	$(891,473)	$(827,455)	$(64,018)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

190

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 8.4%
Ally Financial, Inc.
5.50%, 02/15/17	$650,000	$660,739
4.75%, 09/10/18	650,000	664,625
Cablevision Systems Corporation
7.75%, 04/15/18	350,000	375,592
Cequel Communications Holdings I LLC
6.38%, 09/15/20 144A	350,000	357,193
CIT Group, Inc.
5.25%, 03/15/18	300,000	309,834
6.63%, 04/01/18 144A	1,000,000	1,057,500
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	350,000	334,775
CNH Industrial Capital LLC
3.88%, 07/16/18	500,000	503,750
Covanta Holding Corporation
7.25%, 12/01/20Δ	50,000	51,512
Diamond 1 Finance Corporation
4.42%, 06/15/21 144AΔ	400,000	412,156
DISH DBS Corporation
4.25%, 04/01/18	500,000	511,250
Hertz Corporation
6.75%, 04/15/19Δ	1,200,000	1,225,292
International Lease Finance Corporation
6.25%, 05/15/19	450,000	483,188
MPT Operating Partnership LP
6.38%, 02/15/22	500,000	520,625
NCR Corporation
4.63%, 02/15/21	400,000	397,500
NRG Energy, Inc.
7.63%, 01/15/18	117,000	126,360
Post Holdings, Inc.
6.75%, 12/01/21 144AΔ	675,000	715,500
Reynolds Group Issuer, Inc.
6.88%, 02/15/21	300,000	309,000
Sprint Communications, Inc.
9.00%, 11/15/18 144A	300,000	320,625
Tenet Healthcare Corporation
6.25%, 11/01/18	500,000	530,000
T-Mobile USA, Inc.
6.46%, 04/28/19Δ	1,200,000	1,224,000
United Rentals North America, Inc.
7.63%, 04/15/22	325,000	348,563
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	300,000	259,500
VEREIT Operating Partnership LP
4.13%, 06/01/21	450,000	470,529
West Corporation
4.75%, 07/15/21 144A	500,000	495,000

Total Corporate Bonds (Cost $12,700,692)		12,664,608

	Par	Value
FOREIGN BONDS — 1.6%
Bermuda — 0.2%
Viking Cruises, Ltd.
8.50%, 10/15/22 144AΔ	$350,000	$300,125

Canada — 0.9%
Bombardier, Inc.
7.50%, 03/15/18 144A	700,000	722,750
Telesat Canada
6.00%, 05/15/17 144AΔ	700,000	699,563

		1,422,313

Ireland — 0.5%
Ardagh Packaging Finance PLC
3.65%, 12/15/19 144A†Δ	500,000	503,125
3.88%, 05/15/21 144A†	225,000	226,406

		729,531

Total Foreign Bonds (Cost $2,477,648)		2,451,969

LOAN AGREEMENTS — 85.3%
1011778 BC ULC
Term B-2 Loan
3.75%, 12/12/2021	515,690	514,787
Abacus Innovations Corporation
Term B Loan
0.00%, 06/09/2023 S	420,000	419,299
ABB Con-Cise Optical Group LLC
Term B Loan
6.00%, 06/15/2023	250,000	250,625
ABG Intermediate Holdings 2 LLC
Term Loan
5.50%, 05/27/2021	463,153	454,664
Acadia Healthcare Co., Inc.
Term B-1 Loan
3.75%, 02/11/2022	99,747	97,877
4.50%, 02/11/2022	547,250	541,778
Access CIG LLC
Term B Loan
6.00%, 10/17/2021	694,967	688,594
Acosta, Inc.
Term B Loan
4.25%, 09/26/2021	343,503	329,763
Advanced Disposal Services, Inc.
Term B Loan
3.75%, 10/09/2019	1,376,368	1,352,282
AdvancePierre Foods Holdings, Inc.
Term B Loan
4.75%, 06/02/2023	455,000	453,103
Advantage Sales & Marketing, Inc.
Term B Loan
4.25%, 07/25/2021	982,500	955,894
Air Medical Group Holdings, Inc.
Term B Loan
4.25%, 04/28/2022	818,680	797,444
Albany Molecular Research, Inc.
Term B Loan
0.00%, 07/16/2021 S	390,000	385,125

See Notes to Financial Statements.

191

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Albertsons LLC
Term B-4 Loan
4.50%, 08/25/2021	$594,175	$592,904
Albertsons LLC
Term B-5 Loan
4.75%, 12/21/2022	161,867	161,564
Albertsons LLC
Term B-6 Loan
4.75%, 06/22/2023	140,000	139,615
AlixPartners LLP
Term B Loan
4.50%, 07/28/2022	992,500	990,267
Allflex Holdings III, Inc.
Term B Loan
4.25%, 07/17/2020	913,178	903,480
Allied Security Holdings LLC
Term B Loan
4.25%, 02/14/2021	361,146	358,437
American Tire Distributors, Inc.
Term B Loan
5.25%, 09/26/2021	322,550	310,658
Ancestry.com, Inc.
Term B Loan
5.00%, 08/29/2022	1,062,908	1,055,606
Anchor Glass Container Corporation
Term B Loan
4.25%-4.75%, 07/01/2022	374,062	372,428
Aramark Services, Inc.
Term F Loan
3.25%, 02/24/2021	977,500	976,581
Aretec Group, Inc.
Term Exit Loan
8.00%, 11/23/2020	255,930	253,371
2.00%-4.50%, 05/23/2021	648,915	483,442
Ascena Retail Group, Inc.
Term B Loan
5.25%, 08/21/2022	597,250	568,283
AssuredPartners, Inc.
Term Loan
5.75%, 10/21/2022	776,778	769,500
Asurion LLC
Term B-1 Loan
5.00%, 05/24/2019	584,463	580,933
Asurion LLC
Term B-2 Loan
5.00%, 07/08/2020	685,125	674,677
Asurion LLC
Term Loan
8.50%, 03/03/2021	500,000	480,000
Atrium Innovations, Inc.
Term B Loan
4.25%, 02/15/2021	532,713	516,066
Avago Technologies Cayman Finance Ltd.
Term B-1 Loan
4.25%, 02/01/2023	1,396,500	1,397,156
B&G Foods, Inc.
Term B Loan
3.75%, 11/02/2022	361,447	361,718
B/E Aerospace, Inc.
Term B Loan
3.75%, 12/16/2021	1,120,000	1,120,840
Berry Plastics Group, Inc.
Term D Loan
3.50%, 02/08/2020	727,444	721,988

	Par	Value
BJ’s Wholesale Club, Inc.
Term B Loan
4.50%, 09/26/2019	$1,188,326	$1,175,172
Block Communications, Inc.
Term B Loan
4.00%, 11/07/2021	472,600	472,010
Blue Coat Systems, Inc.
Term Loan
4.50%, 05/26/2022	499,123	498,344
BMC Software Finance, Inc.
Term B Loan
5.00%, 09/10/2020	396,434	350,678
Brand Energy & Infrastructure Services, Inc.
Term B Loan
4.75%, 11/26/2020	672,269	652,941
Brightview Land-scapes LLC
Term B Loan
4.00%, 12/18/2020	1,469,924	1,442,819
BWAY Holding Co.
Term B Loan
5.50%-7.00%, 08/14/2020	334,560	332,887
Calpine Corporation
Term B-5 Loan
3.50%, 05/27/2022	990,000	978,447
Catalent Pharma Solutions, Inc.
Term B Loan
4.25%, 05/20/2021	738,695	735,467
CCO Safari III LLC
Term I Loan
3.50%, 01/21/2023	1,047,375	1,047,375
Cengage Learning, Inc.
Term B Loan
5.25%, 06/07/2023	410,000	404,875
Chemours Co.
Term B Loan
3.75%, 05/12/2022	372,188	358,417
Chemstralia Proprietary, Ltd.
Term B Loan
7.25%, 02/26/2022@	345,254	340,075
CHG Healthcare Services, Inc.
Term B Loan
4.75%, 06/07/2023	240,000	239,851
Ciena Corporation
Term Loan
4.25%, 04/25/2021	300,000	299,250
Cincinnati Bell, Inc.
Term B Loan
4.00%, 09/10/2020	720,142	715,101
CNT Holdings III Corporation
Term Loan
5.25%, 01/22/2023	209,475	208,863
Communications Sales & Leasing, Inc.
Term B Loan
5.00%, 10/24/2022	718,311	709,332
Concordia International Corporation
Term B Loan
5.25%, 10/21/2021	268,000	256,476
CPG International, Inc.
Term B Loan
4.75%, 09/30/2020	972,500	954,266
CS Intermediate Holdco 2 LLC
Term B Loan
4.00%, 04/04/2021	735,000	732,428

See Notes to Financial Statements.

192

	Par	Value
Cumulus Media Holdings, Inc.
Term B Loan
4.25%, 12/23/2020	$848,130	$592,631
CWGS Group LLC
Term B Loan
4.75%-5.75%, 02/20/2020	581,168	575,903
DaVita HealthCare Partners, Inc.
Term B Loan
3.50%, 06/24/2021	490,000	490,612
Dealer Tire LLC
Term B Loan
5.50%, 12/22/2021	985,000	987,462
Dell International LLC
Term B Loan
0.00%, 06/02/2023 S	900,000	896,247
Dell International LLC
Term B-2 Loan
4.00%, 04/29/2020	1,246,930	1,242,840
Delta 2 Lux S.à r.l.
Term B Loan
4.75%, 04/30/2019	1,759,962	1,690,109
Diebold, Inc.
Term B Loan
5.25%, 11/06/2023	490,000	487,344
Dole Food Co., Inc.
Term B Loan
4.50%-6.00%, 11/01/2018	459,682	457,673
Dollar Tree, Inc.
Term B-1 Loan
3.50%, 07/06/2022	292,809	292,381
Doosan Infracore International, Inc.
Term B Loan
4.50%, 05/28/2021	322,692	322,692
DPx Holdings BV
Term B Loan
4.25%, 03/11/2021	1,372,000	1,329,989
Dynegy, Inc.
Term C Loan
0.00%, 06/27/2023 S	365,000	358,386
Entegris, Inc.
Term B Loan
3.50%, 04/30/2021	617,065	614,492
Envision Health
Term Loan
4.50%, 10/28/2022	348,250	347,902
Equinix, Inc.
Term B Loan
4.00%, 01/09/2023	209,475	208,428
EWT Holdings III Corporation
Term Loan
4.75%, 01/15/2021	673,289	667,852
FCA US LLC
Term B Loan
3.50%, 05/24/2017	292,153	291,788
Federal-Mogul Holdings Corporation
Term C Loan
4.75%, 04/15/2021	218,438	201,576
Filtration Group, Inc.
Term B Loan
4.25%, 11/21/2020	664,353	658,746
First Data Corporation
Term B Loan
4.45%, 03/24/2021	525,000	522,596

	Par	Value
Frank Russell Co.
Term B Loan
6.75%, 06/01/2023	$340,000	$326,400
Garda World Security Corporation Delayed Draw
Term B-DD Loan
4.00%-6.50%, 11/08/2020	239,738	232,306
Garda World Security Corporation
Term B Loan
4.00%, 11/08/2020	937,156	908,104
Gardner Denver, Inc.
Term Loan
4.25%, 07/30/2020	871,108	799,965
Genesys Telecommunications Laboratories, Inc.
Term B Loan
4.00%, 02/08/2020	969,926	960,226
Global Payments, Inc.
Term B Loan
3.94%, 04/22/2023	675,000	677,869
Granite Acquisition, Inc.
Term B Loan
5.00%, 12/17/2021	943,487	897,888
Granite Acquisition, Inc.
Term C Loan
5.00%, 12/17/2021	42,146	40,109
Granite Acquisition, Inc.
Term Loan
8.25%, 12/17/2022	150,000	140,625
Gray Television, Inc.
Term B Loan
3.94%, 06/13/2021	720,900	720,900
Greatbatch Ltd.
Term B Loan
5.25%, 10/27/2022	558,600	553,014
Harland Clarke Holdings Corporation
Term B-5 Loan
7.00%, 12/31/2019	265,000	256,387
HC Group Holdings III, Inc.
Term B Loan
6.00%, 04/07/2022	442,036	442,314
HCA, Inc.
Term B-6 Loan
3.71%, 03/17/2023	134,662	134,999
HD Supply, Inc.
Term Loan
3.75%, 08/13/2021	347,375	346,795
Headwaters, Inc.
Term B Loan
0.00%, 03/24/2022 S	800,000	799,000
Hertz Corporation
Term B-1 Loan
0.00%, 06/30/2023 S	320,000	319,501
Hill-Rom Holdings, Inc.
Term B Loan
3.50%, 09/08/2022	569,531	569,531
Hilton Worldwide Finance LLC
Term B Loan
3.50%, 10/26/2020	724,088	724,088
HUB International, Ltd.
Term B Loan
4.00%, 10/02/2020	484,362	475,077

See Notes to Financial Statements.

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hubbard Radio LLC
Term B Loan
4.25%, 05/27/2022	$600,266	$581,760
Husky Injection Molding Systems, Ltd.
Term B Loan
4.25%, 06/30/2021	752,418	746,541
Infinity Acquisition LLC
Term B Loan
4.25%, 08/06/2021	689,105	658,095
Infor US, Inc.
Term B-3 Loan
3.75%, 06/03/2020	1,193,583	1,158,372
Informatica LLC
Term B Loan
4.50%, 08/06/2022	322,562	313,231
Information Resources, Inc.
Term B Loan
4.75%, 09/26/2020	448,849	448,288
ION Media Networks, Inc.
Term B Loan
4.75%, 12/18/2020	950,062	947,687
Jazz Acquisition, Inc.
Term Loan
4.50%, 06/19/2021	432,932	380,980
KAR Auction Services, Inc.
Term B-3 Loan
4.25%, 03/09/2023	399,000	399,830
KFC Holding Co.
Term B Loan
3.19%, 06/16/2023	750,000	750,000
KIK Custom Products, Inc.
Term B Loan
6.00%, 08/26/2022	669,938	658,810
Kronos, Inc.
Term B Loan
4.50%, 10/30/2019	537,713	535,831
Level 3 Financing, Inc.
Term B Loan
3.50%, 01/31/2022	650,000	647,075
Liberty Cablevision of Puerto Rico LLC
Term B Loan
4.50%, 01/07/2022	800,000	780,000
Life Time Fitness, Inc.
Term B Loan
4.25%, 06/10/2022	446,248	435,092
Lineage Logistics LLC
Term B Loan
4.50%, 04/07/2021	379,209	358,353
LTS Buyer LLC
Term B Loan
4.00%, 04/13/2020	765,772	756,682
Lully Finance LLC
Term B-1 Loan
5.00%, 07/11/2022	472,812	469,266
MacDermid, Inc.
Term B-2 Loan
5.50%, 06/07/2020	492,500	485,423
Mallinckrodt International Finance SA
Term B Loan
3.25%, 03/19/2021	502,945	494,646
Manitowoc Foodservice, Inc.
Term B Loan
5.75%, 03/03/2023	399,487	401,736

	Par	Value
Match Group, Inc.
Term B-1 Loan
5.50%, 11/16/2022	$307,125	$308,406
Mauser Holding S.à.r.l
Term Loan
4.50%, 07/31/2021	617,148	604,034
McGraw-Hill Global Education Holdings LLC
Term Loan
5.00%, 05/04/2022	800,000	797,800
Media General, Inc.
Term B Loan
4.00%, 07/31/2020	758,332	757,384
Methanol Holdings Trinidad, Ltd.
Term B Loan
4.25%, 06/30/2022	297,000	291,060
Microsemi Corporation
Term B Loan
5.25%, 01/15/2023	154,467	153,985
Midas Intermediate Holdco II LLC
Term B Loan
4.50%, 08/18/2021	204,480	203,457
Mission Broadcasting, Inc.
Term B-2 Loan
3.75%, 10/01/2020	572,089	571,020
Mitel U.S. Holdings, Inc.
Term B Loan
5.50%, 04/29/2022	411,123	410,996
MoneyGram International, Inc.
Term B Loan
4.25%, 03/28/2020	586,664	553,846
MPH Acquisition Holdings LLC
Term B Loan
5.00%, 06/07/2023	2,205,000	2,209,961
MRC Global US, Inc.
Term B Loan
5.00%, 11/09/2019	328,720	315,571
MTL Publishing LLC
Term B-3 Loan
4.00%, 08/20/2022	472,619	470,554
MTS Systems Corporation
Term B Loan
0.00%, 06/28/2023 S	625,000	622,656
Multi Packaging Solutions, Inc.
Term B Loan
4.25%, 09/30/2020	775,482	765,788
National Financial Partners Corporation
Term Loan
4.50%, 07/01/2020	982,509	971,662
Nautilus Merger Sub, Inc.
Term B Loan
4.00%, 03/13/2021	331,398	321,456
Navistar, Inc.
Term B Loan
6.50%-7.75%, 08/07/2020	422,875	398,209
NBTY, Inc.
Term B Loan
5.00%, 05/05/2023	490,000	485,624
Neiman Marcus Group, Ltd. LLC
Term Loan
4.25%, 10/25/2020	702,841	629,999

See Notes to Financial Statements.

194

	Par	Value
Neptune Finco Corporation
Term B Loan
5.00%, 10/09/2022	$770,000	$770,192
Nexeo Solutions LLC
Term B Loan
5.25%, 06/09/2023	745,000	743,756
Nexstar Broadcasting, Inc.
Term B-2 Loan
3.75%, 10/01/2020	648,758	647,545
NMSC Holdings, Inc.
Term B Loan
6.00%, 04/19/2023	270,935	270,935
North American Lifting Holdings, Inc.
Term Loan
5.50%, 11/27/2020	487,694	365,770
10.00%, 11/27/2021@	250,000	162,500
Numericable U.S. LLC
Term B Loan
0.00%, 01/15/2024 S	850,000	841,500
NXP BV
Term B Loan
3.75%, 12/07/2020	173,290	173,507
ON Semiconductor Corporation
Term B Loan
5.25%, 03/31/2023	470,000	471,175
Orion Engineered Carbons GmbH
Term B Loan
4.75%, 07/25/2021	725,675	725,675
Party City Holdings, Inc.
Term B Loan
4.25%, 08/19/2022	297,750	295,517
Penn Products Terminals LLC
Term B Loan
4.75%, 04/14/2022	527,500	512,334
Petco Animal Supplies, Inc.
Term B-1 Loan
5.00%, 01/26/2023	408,975	406,345
PetSmart, Inc.
Term B Loan
4.25%, 03/11/2022	891,000	886,438
Pharmaceutical Product Development LLC
Term B Loan
4.25%, 08/18/2022	957,332	947,520
Pinnacle Foods Finance LLC
Term I Loan
3.75%, 01/13/2023	472,625	474,331
Prestige Brand, Inc.
Term B-3 Loan
2.75%-3.50%, 09/03/2021	91,202	91,032
Quebecor Media, Inc.
Term B-1 Loan
3.25%, 08/17/2020	1,711,108	1,681,163
Quikrete Holdings, Inc.
Term B Loan
4.00%, 09/30/2020	795,000	792,869
Quincy Newspapers, Inc.
Term B Loan
5.50%-7.00%, 11/02/2022	584,388	585,849
Quintiles Transnational Corporation
Term B Loan
3.25%, 05/12/2022	478,358	477,311

	Par	Value
Reynolds Group Holdings, Inc.
Term B Loan
4.50%, 12/01/2018	$972,216	$971,497
Road Infrastructure Investment LLC
Term A Loan
5.00%, 06/13/2023	200,000	199,250
Sabre GLBL, Inc.
Term B-2 Loan
4.50%, 02/19/2019	972,500	971,284
SAM Finance Lux S.à r.l.
Term B Loan
4.25%, 12/17/2020	465,440	462,629
Sandy Creek Energy Associates LP
Term B Loan
5.00%-6.25%, 11/08/2020	264,759	209,159
SBA Senior Finance II LLC
Term B-2 Loan
3.25%, 06/10/2022	987,030	972,432
Seadrill Operating LP
Term B Loan
4.00%, 02/21/2021	487,500	216,450
SeaWorld Parks & Entertainment, Inc.
Term B-2 Loan
3.00%, 05/14/2020	248,037	237,805
Sedgwick Claims Management Services, Inc.
Term Loan
3.75%, 02/28/2021	606,844	592,431
6.75%, 02/28/2022	500,000	478,750
Sensus USA, Inc.
Term Loan
6.50%, 04/05/2023	470,000	466,475
ServiceMaster Co. LLC
Term B Loan
4.25%, 07/01/2021	887,823	887,636
SIG Combibloc PurchaseCo S.à.r.l
Term B Loan
4.25%, 03/13/2022	470,238	465,978
Signode Industrial Group US, Inc.
Term B Loan
3.75%, 05/01/2021	629,416	622,857
Sinclair Television Group, Inc.
Term B Loan
3.00%, 04/09/2020	179,537	178,864
Sinclair Television Group, Inc.
Term B-1 Loan
3.50%, 07/31/2021	234,408	233,822
SiteOne Supply Holding LLC
Term B Loan
6.50%, 04/29/2022	234,412	234,412
Solenis International LP
Term Loan
4.25%, 07/31/2021	686,269	677,265
Southcross Holdings Borrower LP
Term B Loan
7.50%, 04/13/2023	130,435	109,565
Spectrum Brands, Inc.
Term Loan
3.50%-5.25%, 06/23/2022	578,158	577,343

See Notes to Financial Statements.

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Spin Holdco, Inc.
Term B Loan
4.25%, 11/08/2019	$972,712	$952,849
Sterigenics-Nordion Holdings LLC
Term B Loan
4.25%, 05/15/2022	596,992	591,023
Styrolution US Holding LLC
Term B-1 Loan
6.50%, 09/30/2019	491,759	491,145
Summit Materials LLC
Term B Loan
4.00%, 07/17/2022	495,000	491,906
Surgical Care Affiliates, Inc.
Term B Loan
4.25%, 03/17/2022	671,600	669,504
Team Health, Inc.
Term B Loan
4.50%, 11/23/2022	588,771	587,788
Telenet Financing USD LLC
Term AD Loan
4.25%, 06/30/2024	575,000	569,371
TierPoint LLC
Term B Loan
5.25%, 12/02/2021	985,000	960,375
Time, Inc.
Delayed Draw
Term B-DD Loan
4.25%, 04/24/2021	734,925	730,331
T-Mobile USA, Inc.
Term B Loan
3.50%, 11/09/2022	358,200	359,153
Tower Automotive Holdings USA LLC
Term B Loan
4.00%, 04/23/2020	262,421	259,797
TPF II Power LLC
Term B Loan
5.50%-7.00%, 10/02/2021	714,782	711,508
Trans Union LLC
Term B-2 Loan
3.50%, 04/09/2021	1,284,588	1,267,131
Tribune Media Co.
Term B Loan
3.75%, 12/27/2020	742,500	739,716
tronc, Inc.
Term B Loan
5.75%, 08/04/2021	391,140	379,895
Tronox Pigments Holland BV
Term B Loan
4.50%, 03/19/2020	422,821	403,794
TTM Technologies, Inc.
Term B Loan
6.00%, 05/31/2021	287,759	284,882
Univar USA, Inc.
Term B Loan
4.25%, 07/01/2022	342,412	336,972
Univision Communications, Inc.
Term C-4 Loan
4.00%, 03/01/2020	1,104,682	1,097,579
UPC Financing Partnership
Term AH Loan
3.34%, 06/30/2021	400,000	389,832
US Foods, Inc.
Term B Loan
0.00%, 06/27/2023 S	410,000	407,950

	Par	Value
USAGM HoldCo LLC Delayed-Draw
Term DD Loan
0.00%, 07/28/2022 S	$87,748	$86,761
USAGM HoldCo LLC
Term Loan
0.00%, 07/28/2022 S	442,252	437,276
Valeant Pharmaceuticals International, Inc.
Term BF1 Loan
5.00%, 04/01/2022	1,572,173	1,528,498
VF Holdings Corporation
Term Loan
0.00%, 06/17/2023 S	350,000	348,250
Virgin Media Investment
Holdings, Ltd.
Term F Loan
3.65%, 06/30/2023	500,000	487,330
Walter Investment Management Corporation
Term Loan
4.75%, 12/18/2020	274,583	218,637
WASH Multifamily Laundry Systems LLC
Term B Loan
4.25%, 05/14/2022	297,840	293,125
4.25%, 05/14/2022	52,160	51,335
Waste Industries USA, Inc.
Term B Loan
4.25%, 02/27/2020	547,229	547,683
WaveDivision Holdings LLC
Term Loan
4.00%, 10/15/2019	615,629	613,832
West Corporation
Term B-12 Loan
0.00%, 06/17/2023 S	585,000	582,444
Western Digital Corporation
Term B Loan
6.25%, 04/29/2023	525,000	526,643
WEX, Inc.
Term B Loan
0.00%, 07/01/2023 S	280,000	277,900
WideOpenWest Finance LLC
Term B Loan
4.50%, 04/01/2019	895,463	891,980
William Morris Endeavor Entertainment LLC
Term B Loan
5.25%, 05/06/2021	1,345,318	1,336,573
WMG Acquisition Corporation
Term B Loan
3.75%, 07/01/2020	1,130,478	1,116,347
XPO Logistics, Inc.
Term B Loan
5.50%, 10/30/2021	358,200	358,200
Yankee Cable Acquisition LLC
Term B Loan
4.25%, 03/01/2020	468,130	466,960
Zayo Group LLC
Term B Loan
3.75%, 07/02/2019	439,387	436,562
Zayo Group LLC
Term B-2 Loan
4.50%, 05/06/2021	90,135	90,022
Zebra Technologies Corporation
Term B Loan
4.00%, 10/27/2021	376,113	375,642

See Notes to Financial Statements.

196

	Par	Value
Zekelman Industries, Inc.
Term B Loan
6.00%, 06/14/2021	$315,000	$314,474
Ziggo BV Delayed Draw
Term B3-DD Loan
3.50%, 01/15/2022	509,489	496,752
Ziggo BV
Term B-1 Loan
3.65%, 01/15/2022	480,723	468,705
Ziggo BV
Term B-2 Loan
3.60%-3.65%, 01/15/2022	309,787	302,043

Total Loan Agreements (Cost $130,977,092)		129,175,379

COMMON STOCK — 0.0%
Technology — 0.0%
Aretec Group, Inc.* (Cost $72,110)	7,976	55,832

MONEY MARKET FUNDS — 7.0%
GuideStone Money Market Fund (Investor Class)¥	6,919,151	6,919,151
Northern Institutional Liquid Assets Portfolio§	3,712,013	3,712,013

Total Money Market Funds (Cost $10,631,164)		10,631,164

TOTAL INVESTMENTS — 102.3% (Cost $156,858,706)		154,978,952
Liabilities in Excess of Other Assets — (2.3)%		(3,457,882)

NET ASSETS — 100.0%		$151,521,070

PORTFOLIO SUMMARY (based on net assets)

	%
Loan Agreements	85.3
Corporate Bonds	8.4
Money Market Funds	7.0
Foreign Bonds	1.6
Common Stock	—	**

	102.3

**	Rounds to less than 0.05%

See Notes to Financial Statements.

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$12,664,608	$—	$12,664,608	$—
Foreign Bonds	2,451,969	—	2,451,969	—
Loan Agreements	129,175,379	—	117,789,933	11,385,446
Common Stock	55,832	—	—	55,832
Money Market Funds	10,631,164	10,631,164	—	—

Total Assets — Investments in Securities	$154,978,952	$10,631,164	$132,906,510	$11,441,278

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements & common stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total	Common	Loan
	Value	Stock	Agreements
Balance, 12/31/15	$7,948,758	$—	$7,948,758
Accrued discounts/premiums	8,675	—	8,675
Realized gain (loss)(1)	38,078	—	38,078
Change in unrealized appreciation (depreciation)(2)	296,483	(16,278)	312,761
Purchases	6,072,891	72,110	6,000,781
Sales	(2,430,993)	—	(2,430,993)
Transfers in to Level 3(3)	2,651,546	—	2,651,546
Transfers out of Level 3(4)	(3,144,160)	—	(3,144,160)
Maturities	—	—	—
Paydowns	—	—	—

Balance, 06/30/16	$11,441,278	$55,832	$11,385,446

(1)	Realized gain (loss) from the sale of Level 3 securities is included on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) is located on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.
(3)

Transfers in to Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Financial Statements.

198

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 54.5%
Financial Services — 54.5%
Agree Realty Corporation REITΔ	24,517	$1,182,700
American Campus Communities, Inc. REIT	23,132	1,222,989
Apartment Investment & Management Co. Class A REIT	38,180	1,686,029
AvalonBay Communities, Inc. REIT	9,310	1,679,431
Boston Properties, Inc. REIT	16,769	2,211,831
Brandywine Realty Trust REIT	102,621	1,724,033
Brixmor Property Group, Inc. REIT	29,884	790,731
Camden Property Trust REITΔ	18,060	1,596,865
CareTrust REIT, Inc.Δ	74,927	1,032,494
Chesapeake Lodging Trust REITΔ	1,250	29,062
CoreSite Realty Corporation REITΔ	8,144	722,291
Crown Castle International Corporation REIT	8,931	905,871
CubeSmart REIT	51,957	1,604,432
DDR Corporation REITΔ	97,714	1,772,532
Digital Realty Trust, Inc. REITΔ	29,729	3,240,164
Douglas Emmett, Inc. REIT	49,258	1,749,644
Duke Realty Corporation REIT	163,103	4,348,326
DuPont Fabros Technology, Inc. REITΔ	29,680	1,410,987
Education Realty Trust, Inc. REIT	53,795	2,482,101
Equity Commonwealth REIT*	50,715	1,477,328
Equity LifeStyle Properties, Inc. REIT	18,812	1,505,901
Equity One, Inc. REIT	76,181	2,451,505
Equity Residential REITΔ	149,422	10,292,187
Extra Space Storage, Inc. REIT	29,250	2,706,795
Federal Realty Investment Trust REITΔ	18,938	3,135,186
Four Corners Property Trust, Inc. REITΔ	115,835	2,385,043
General Growth Properties, Inc. REIT	182,347	5,437,588
Gramercy Property Trust REITΔ	230,273	2,123,117
Healthcare Realty Trust, Inc. REIT	30,930	1,082,241
Healthcare Trust of America, Inc. Class A REITΔ	49,469	1,599,827
Hudson Pacific Properties, Inc. REIT	45,767	1,335,481
Kite Realty Group Trust REITΔ	24,798	695,088
LaSalle Hotel Properties REITΔ	30,837	727,136
Macerich Co. (The) REITΔ	23,399	1,998,041
Mid-America Apartment Communities, Inc. REIT	14,637	1,557,377
National Health Investors, Inc. REITΔ	7,634	573,237
National Retail Properties, Inc. REIT	26,087	1,349,220
New York REIT, Inc.Δ	94,641	875,429
Paramount Group, Inc. REITΔ	87,126	1,388,788
Pebblebrook Hotel Trust REITΔ	75,950	1,993,687
Physicians Realty Trust REIT	49,442	1,038,776
Post Properties, Inc. REITΔ	32,740	1,998,777

	Shares	Value
Prologis, Inc. REIT	119,282	$5,849,589
Public Storage REIT	22,548	5,763,043
Regency Centers Corporation REIT	20,642	1,728,355
Retail Properties of America, Inc. Class A REITΔ	164,287	2,776,450
Rexford Industrial Realty, Inc. REITΔ	65,558	1,382,618
RLJ Lodging Trust REITΔ	30,377	651,587
Senior Housing Properties Trust REIT	63,430	1,321,247
Silver Bay Realty Trust Corporation REIT	17,060	290,532
Simon Property Group, Inc. REIT	59,309	12,864,122
SL Green Realty Corporation REITΔ	11,870	1,263,799
Sovran Self Storage, Inc. REIT	3,296	345,816
Spirit Realty Capital, Inc. REITΔ	145,532	1,858,444
STORE Capital Corporation REITΔ	64,359	1,895,373
Sunstone Hotel Investors, Inc. REITΔ	216,208	2,609,631
Urban Edge Properties REITΔ	63,748	1,903,515
Ventas, Inc. REITΔ	50,505	3,677,774
VEREIT, Inc. REIT	120,743	1,224,334
Vornado Realty Trust REIT	56,056	5,612,327
Washington Real Estate Investment Trust REITΔ	52,832	1,662,095
Welltower, Inc. REIT	85,790	6,534,624
WP Glimcher, Inc. REIT	29,927	334,883

		142,670,426

Total Common Stocks (Cost $128,974,368)		142,670,426

FOREIGN COMMON STOCKS — 41.3%
Australia — 6.0%
Dexus Property Group REIT	169,996	1,153,537
Goodman Group REIT	231,425	1,241,252
GPT Group (The) REIT	167,605	681,592
Ingenia Communities Group REIT	216,816	465,174
Investa Office Fund REIT	17,350	55,809
Mirvac Group REIT	829,258	1,261,175
Scentre Group REIT	1,275,177	4,723,210
Vicinity Centres REIT	1,585,137	3,954,683
Westfield Corporation REIT	254,921	2,047,702

		15,584,134

Austria — 0.6%
BUWOG AG*	70,137	1,623,617

Canada — 1.8%
Chartwell Retirement Residences	134,529	1,642,109
First Capital Realty, Inc.	128,345	2,201,420
Pure Industrial Real Estate Trust REIT	206,640	823,713

		4,667,242

Finland — 0.3%
Citycon OYJ	317,699	723,661

France — 3.2%
Gecina SA REIT	10,640	1,441,175
ICADE REIT	9,733	683,945
Klepierre REIT	62,512	2,758,370

See Notes to Financial Statements.

199

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Unibail-Rodamco SE REIT	13,266	$3,431,850

		8,315,340

Germany — 2.5%
alstria office REIT-AGΔ*	69,655	940,344
LEG Immobilien AG*	13,700	1,281,892
TLG Immobilien AGΔ	27,913	587,062
Vonovia SE	102,648	3,748,102

		6,557,400

Hong Kong — 5.6%
Cheung Kong Property Holdings, Ltd.	564,508	3,556,769
Hang Lung Properties, Ltd.	320,438	647,381
Hongkong Land Holdings, Ltd.	315,581	1,921,888
Link REIT	445,656	3,047,488
New World Development Co., Ltd.	532,224	541,998
Sino Land Co., Ltd.	816,016	1,343,559
Sun Hung Kai Properties, Ltd.	242,626	2,928,226
Wharf Holdings, Ltd. (The)	112,679	687,627

		14,674,936

Ireland — 0.7%
Green REIT PLC	365,014	562,651
Hibernia REIT PLC	799,615	1,189,084

		1,751,735

Italy — 0.1%
COIMA RES SpA 144A*	29,948	274,188

Japan — 10.8%
Advance Residence Investment Corporation REIT	132	353,753
Aeon Mall Co., Ltd.	6,100	79,813
Daibiru CorporationΔ	43,200	371,652
Daiwa House Residential Investment Corporation REIT	56	151,893
Frontier Real Estate Investment Corporation REIT	222	1,152,688
Global One Real Estate Investment Corporation REITΔ	304	1,120,807
GLP J-REIT	451	569,284
Hulic REIT, Inc.	306	557,911
Invesco Office J-REIT, Inc.	494	453,441
Invincible Investment Corporation REIT	962	608,087
Japan Hotel REIT Investment Corporation	625	527,026
Japan Logistics Fund, Inc. REIT	552	1,287,231
Japan Real Estate Investment Corporation REIT	332	2,050,624
Japan Retail Fund Investment
Corporation REIT	340	868,179
MCUBS MidCity Investment Corporation REIT	142	489,887
Mitsubishi Estate Co., Ltd.	203,258	3,728,320
Mitsui Fudosan Co., Ltd.	225,843	5,183,274
Mori Hills REIT Investment Corporation	1,040	1,632,815
Mori Trust Sogo REIT, Inc.	365	692,498
Nippon Accommodations Fund, Inc. REIT	120	547,331
Nippon Building Fund, Inc. REIT	155	954,806

	Shares	Value
NTT Urban Development Corporation	67,300	$723,517
Sekisui House REIT, Inc.	148	199,604
Sekisui House SI Residential Investment Corporation REIT	300	347,309
Sumitomo Realty & Development Co., Ltd.	35,026	949,813
Tokyo Tatemono Co., Ltd.	68,000	815,475
Top REIT, Inc.	158	638,643
United Urban Investment Corporation REIT	678	1,221,323

		28,277,004

Luxembourg — 0.4%
ADO Properties SA 144AΔ	26,332	1,015,022

Netherlands — 0.9%
Eurocommercial Properties NV CVA	11,095	472,503
InterXion Holding NVΔ*	35,388	1,305,109
Wereldhave NV REIT	15,416	696,443

		2,474,055

Singapore — 2.0%
CapitaLand Mall Trust REIT	832,081	1,323,028
CapitaLand, Ltd.	744,414	1,709,159
Fortune Real Estate Investment Trust REITΔ	641,527	766,598
Frasers Logistics & Industrial Trust REIT*	1,530,409	1,079,273
Keppel REIT	511,600	400,178
Mapletree Industrial Trust REIT	42,700	54,615

		5,332,851

Spain — 0.2%
Axiare Patrimonio SOCIMI SA
REIT	15,966	203,407
Inmobiliaria Colonial SA	576,013	420,794

		624,201

Sweden — 1.0%
Castellum AB	20,206	287,288
Fabege AB	58,858	1,001,041
Hufvudstaden AB, A Shares	55,349	868,729
Wihlborgs Fastigheter AB	21,587	441,872

		2,598,930

Switzerland — 0.9%
PSP Swiss Property AG	16,965	1,646,050
Swiss Prime Site AG*	8,141	736,994

		2,383,044

United Kingdom — 4.3%
Assura PLC REIT	463,649	339,442
Big Yellow Group PLC REIT	32,705	340,558
British Land Co. PLC (The) REIT	288,294	2,340,756
Derwent London PLC REIT	15,980	557,507
Great Portland Estates PLC REIT	83,658	700,259
Hammerson PLC REIT	209,062	1,505,793
Land Securities Group PLC REIT	122,656	1,706,826
LondonMetric Property PLC REIT	187,008	374,047
Primary Health Properties PLC REIT	285,275	405,409
Safestore Holdings PLC REIT	58,270	287,890

See Notes to Financial Statements.

200

	Shares	Value
Segro PLC REIT	188,385	$1,044,195
Shaftesbury PLC REIT	43,691	514,141
St. Modwen Properties PLC	103,004	369,705
UNITE Group PLC (The)	109,609	906,745

		11,393,273

Total Foreign Common Stocks (Cost $108,177,081)		108,270,633

MONEY MARKET FUNDS — 17.3%
GuideStone Money Market Fund (Investor Class)¥	8,681,372	8,681,372
Northern Institutional Liquid Assets Portfolio§	36,512,549	36,512,549

Total Money Market Funds (Cost $45,193,921)		45,193,921

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.31%, 09/08/16Ω‡‡	$250,000	249,906
0.43%, 12/08/16Ω‡‡	850,000	848,938

		1,098,844

Total U.S. Treasury Obligations (Cost $1,098,265)		1,098,844

TOTAL INVESTMENTS — 113.5% (Cost $283,443,635)		297,233,824
Liabilities in Excess of Other Assets — (13.5)%		(35,446,812)

NET ASSETS — 100.0%		$261,787,012

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	54.5
Foreign Common Stocks	41.3
Money Market Funds	17.3
U.S. Treasury Obligations	0.4

113.5

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$142,670,426	$142,670,426	$—	$—
Foreign Common Stocks:
Australia	15,584,134	—	15,584,134	—
Austria	1,623,617	—	1,623,617	—
Canada	4,667,242	4,667,242	—	—
Finland	723,661	—	723,661	—
France	8,315,340	—	8,315,340	—
Germany	6,557,400	—	6,557,400	—
Hong Kong	14,674,936	1,921,888	12,753,048	—
Ireland	1,751,735	1,751,735	—	—
Italy	274,188	274,188	—	—
Japan	28,277,004	—	28,277,004	—
Luxembourg	1,015,022	—	1,015,022	—
Netherlands	2,474,055	1,305,110	1,168,945	—
Singapore	5,332,851	1,079,273	4,253,578	—
Spain	624,201	203,407	420,794	—
Sweden	2,598,930	—	2,598,930	—
Switzerland	2,383,044	—	2,383,044	—
United Kingdom	11,393,273	405,409	10,987,864	—
Money Market Funds	45,193,921	45,193,921	—	—
U.S. Treasury Obligations	1,098,844	—	1,098,844	—

Total Assets — Investments in Securities	$297,233,824	$199,472,599	$97,761,225	$—

Other Financial Instruments***
Futures Contracts	$33,086	$33,086	$—	$—

Total Assets — Other Financial Instruments	$33,086	$33,086	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2015 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2016 is $1,409,079.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2016 is $1,751,735.

See Notes to Financial Statements.

202

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 39.9%
Consumer Staples — 0.3%
Archer-Daniels-Midland Co.	13,904	$596,343
Ingredion, Inc.	1,700	219,997

		816,340

Energy — 38.3%
Anadarko Petroleum CorporationΔ	11,867	631,918
Antero Resources Corporation*	311,422	8,090,744
Apache CorporationΔ	8,858	493,125
Cabot Oil & Gas Corporation	349,066	8,984,959
Chevron Corporation	44,014	4,613,988
Cimarex Energy Co.Δ	2,226	265,606
Concho Resources, Inc.Δ*	2,972	354,470
ConocoPhillips	28,866	1,258,558
Continental Resources, Inc.Δ*	2,220	100,499
Denbury Resources, Inc.Δ	2,075,938	7,452,617
Devon Energy Corporation	10,700	387,875
EOG Resources, Inc.	12,816	1,069,111
EQT CorporationΔ	3,998	309,565
Exxon Mobil Corporation	96,995	9,092,311
Hess CorporationΔ	6,600	396,660
Laredo Petroleum, Inc.Δ*	758,360	7,947,613
Marathon Oil CorporationΔ	19,136	287,231
Murphy Oil CorporationΔ	3,787	120,237
Newfield Exploration Co.*	4,600	203,228
Noble Energy, Inc.Δ	294,245	10,554,568
Occidental Petroleum Corporation	17,880	1,351,013
Pioneer Natural Resources Co.Δ	3,826	578,530
Range Resources CorporationΔ	253,596	10,940,131
Southwestern Energy Co.Δ*	1,018,714	12,815,422

		88,299,979

Materials & Processing — 1.3%
Alcoa, Inc.Δ	30,936	286,777
CF Industries Holdings, Inc.Δ	5,453	131,417
FMC CorporationΔ	3,135	145,182
Freeport-McMoRan, Inc.Δ	27,735	308,968
Monsanto Co.	10,321	1,067,294
Mosaic Co. (The)Δ	7,806	204,361
Newmont Mining Corporation	12,382	484,384
Nucor CorporationΔ	7,449	368,055

		2,996,438

Total Common Stocks (Cost $98,876,656)		92,112,757

FOREIGN COMMON STOCKS — 56.0%
Australia — 7.4%
Alumina, Ltd.Δ	57,199	56,225
BHP Billiton, Ltd.	75,123	1,046,933
Fortescue Metals Group, Ltd.	36,803	98,487
Iluka Resources, Ltd.	1,652,982	8,149,035
Mineral Resources, Ltd.Δ	1,008,797	6,351,329
Newcrest Mining, Ltd.*	17,833	309,079
Origin Energy, Ltd.	40,719	177,907
Rio Tinto, Ltd.	9,849	340,683
Santos, Ltd.	37,308	132,063
South32, Ltd.*	123,658	145,025
Woodside Petroleum, Ltd.	17,272	350,229

		17,156,995

	Shares	Value
Austria — 0.1%
OMV AG	3,450	$96,982
voestalpine AG	2,681	90,230

		187,212

Bermuda — 3.5%
Bunge, Ltd.	3,274	193,657
Kosmos Energy, Ltd.Δ*	1,439,463	7,845,073

		8,038,730

Canada — 28.4%
Agnico Eagle Mines, Ltd.	5,059	270,737
Agrium, Inc.	3,057	276,584
ARC Resources, Ltd.Δ	8,021	137,269
Barrick Gold Corporation	27,157	579,736
Cameco Corporation	9,147	100,465
Canadian Natural Resources, Ltd.	25,699	792,881
Cenovus Energy Inc	19,424	268,669
Crescent Point Energy Corporation	11,741	185,482
Eldorado Gold Corporation	17,198	77,341
Encana Corporation	19,610	152,545
First Quantum Minerals, Ltd.Δ	1,904,635	13,371,291
Franco-Nevada Corporation	4,116	312,981
Goldcorp, Inc.	19,340	370,049
HudBay Minerals, Inc.Δ	574,560	2,746,397
Husky Energy Inc	8,195	100,031
Imperial Oil, Ltd.	6,859	217,033
Kinross Gold Corporation*	28,635	140,521
Painted Pony Petroleum, Ltd.Δ*	350,970	2,059,176
Peyto Exploration & Development CorporationΔ	279,574	7,504,645
Potash Corporation of Saskatchewan	19,707	320,327
Prairiesky Royalty Ltd	4,835	91,764
Seven Generations Energy Ltd, Class A*	4,480	85,512
Silver Wheaton Corporation	10,147	238,841
Suncor Energy, Inc.	38,810	1,076,629
Teck Resources, Ltd. Class B	13,169	173,385
Tourmaline Oil Corporation*	314,426	8,277,122
Turquoise Hill Resources, Ltd.*	24,241	81,995
Turquoise Hill Resources, Ltd.Δ*	5,015,258	16,951,572
Vermilion Energy, Inc.	2,645	84,225
West Fraser Timber Co., Ltd	1,575	46,045
Whitecap Resources, Inc.	1,080,299	8,261,430
Yamana Gold, Inc.	22,260	115,784

		65,468,464

Chile — 7.2%
Sociedad Quimica y Minera de Chile SA ADRΔ	674,002	16,661,330

Finland — 0.1%
Stora Enso OYJ, R Shares	12,860	103,422
UPM-Kymmene OYJ	12,451	228,735

		332,157

France — 1.1%
TOTAL SAΔ	51,575	2,473,343

Germany — 0.1%
K+S AGΔ	4,479	91,696
ThyssenKrupp AG	8,534	171,537

		263,233

See Notes to Financial Statements.

203

GLOBAL NATURAL RESOURCESE QUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Israel — 0.0%
Israel Chemicals, Ltd.	11,331	$44,146

Italy — 0.4%
Eni SpA	59,591	959,847

Japan — 0.5%
Hitachi Metals, Ltd.	4,800	48,764
Inpex Corporation	22,100	172,835
JFE Holdings, Inc.	12,200	159,152
Kobe Steel, Ltd.	74,000	60,819
Maruichi Steel Tube, Ltd.	1,400	48,930
Mitsubishi Materials CorporationΔ	27,000	64,648
Nippon Steel & Sumitomo Metal CorporationΔ	18,800	363,961
Oji Holdings Corporation	20,000	76,780
Sumitomo Metal Mining Co., Ltd.	11,000	111,896

		1,107,785

Jersey — 0.4%
Glencore PLC*	284,849	587,111
Randgold Resources, Ltd.	2,167	243,177

		830,288

Luxembourg — 0.1%
ArcelorMittal*	42,945	195,796

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	156,900	41,053

Netherlands — 0.0%
OCI NVΔ *	2,238	30,318

Norway — 0.3%
Norsk Hydro ASA	31,141	114,002
Statoil ASA	26,252	453,594
Yara International ASA	4,171	132,499

		700,095

Papua New Guinea — 0.1%
Oil Search, Ltd.	31,917	161,167

Portugal — 0.1%
Galp Energia SGPS SA	10,779	149,919

Singapore — 0.1%
Wilmar International, Ltd.	45,300	110,274

Spain — 0.1%
Repsol SA	25,143	322,306

Sweden — 0.1%
Boliden AB	6,388	124,848
Lundin Petroleum AB*	4,374	79,708

		204,556

Switzerland — 0.4%
Syngenta AG	2,166	831,416

United Kingdom — 5.5%
Anglo American PLC	32,632	319,868
Antofagasta PLC	9,549	59,710
BHP Billiton PLC	49,558	627,256
BP PLC	432,010	2,528,792
Fresnillo PLC	5,266	115,966
Mondi PLC	8,573	160,508
Ophir Energy PLC*	2,736,551	2,889,396
Rio Tinto PLC	28,869	896,865
Royal Dutch Shell PLC, A Shares	100,081	2,748,756

	Shares	Value
Royal Dutch Shell PLC, B Shares	87,492	$2,417,293

		12,764,410

Total Foreign Common Stocks (Cost $144,799,394)		129,034,840

RIGHTS — 0.0%
Repsol SAΔ * (Cost $8,183)	25,143	8,176

MONEY MARKET FUNDS — 28.7%
GuideStone Money Market Fund (Investor Class)¥	9,151,221	9,151,221
Northern Institutional Liquid Assets Portfolio§	57,073,930	57,073,930

Total Money Market Funds (Cost $66,225,151)		66,225,151

TOTAL INVESTMENTS — 124.6% (Cost $309,909,384)		287,380,924
Liabilities in Excess of Other Assets — (24.6)%		(56,684,392)

NET ASSETS — 100.0%		$230,696,532

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks	56.0
Energy	38.3
Money Market Funds	28.7
Materials & Processing	1.3
Consumer Staples	0.3
Rights	—	**

	124.6

**	Rounds to less than 0.05%

See Notes to Financial Statements.

204

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$92,112,757	$92,112,757	$—	$—
Foreign Common Stocks:
Australia	17,156,995	—	17,156,995	—
Austria	187,212	—	187,212	—
Bermuda	8,038,730	8,038,730	—	—
Canada	65,468,464	65,468,464	—	—
Chile	16,661,330	16,661,330	—	—
Finland	332,157	—	332,157	—
France	2,473,343	—	2,473,343	—
Germany	263,233	—	263,233	—
Israel	44,146	—	44,146	—
Italy	959,847	—	959,847	—
Japan	1,107,785	—	1,107,785	—
Jersey	830,288	—	830,288	—
Luxembourg	195,796	—	195,796	—
Mauritius	41,053	—	41,053	—
Netherlands	30,318	—	30,318	—
Norway	700,095	—	700,095	—
Papua New Guinea	161,167	—	161,167	—
Portugal	149,919	—	149,919	—
Singapore	110,274	—	110,274	—
Spain	322,306	—	322,306	—
Sweden	204,556	—	204,556	—
Switzerland	831,416	—	831,416	—
United Kingdom	12,764,410	—	12,764,410	—
Money Market Funds	66,225,151	66,225,151	—	—
Rights	8,176	8,176	—	—

Total Assets — Investments in Securities	$287,380,924	$248,514,608	$38,866,316	$—

Other Financial Instruments***
Futures Contracts	$3,443	$3,443	$—	$—

Total Assets — Other Financial Instruments	$3,443	$3,443	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

See Notes to Financial Statements.

205

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2016 (Unaudited)

	Inflation Protected Bond Fund	Flexible Income Fund
Assets
Investments in securities of unaffiliated issuers, at value	$299,693,268	$148,059,801
Investments in securities of affiliated issuers, at value	7,907,924	6,919,151

Total investments, at value (1)(2)	307,601,192	154,978,952
Cash	258	2,544,270
Cash collateral for derivatives	1,280,000	—
Foreign currency(3)	492,044	—
Receivables:
Dividends and reclaims	103	126
Interest	999,070	622,217
Securities lending	—	852
Investment securities sold	1,302,633	3,303,177
Fund shares sold	159,703	30,084
Variation margin on financial futures contracts	62,408	—
Unrealized appreciation on foreign currency exchange contracts	1,285,179	—
Prepaid expenses and other assets	50,824	30,778

Total Assets	313,233,414	161,510,456

Liabilities
Cash overdraft	—	—
Options written, at value (4)	574,626	—
Unrealized depreciation on foreign currency exchange contracts	1,349,197	—
Collateral held for securities on loan, at value	—	3,712,013
Payables:
Investment securities purchased	1,403,231	6,046,162
Fund shares redeemed	507,704	—
Variation margin on financial futures contracts	51,785	—
Securities lending	—	128
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	76,638	78,720
Shareholder servicing fees	15,461	31,034
Other expenses	70,847	121,329

Total Liabilities	4,049,489	9,989,386

Net Assets	$309,183,925	$151,521,070

Net Assets Consist of:
Paid-in-capital	$308,118,528	$160,017,414
Undistributed (distributions in excess of) net investment income	2,967,628	488,862
Accumulated net realized loss on investments, foreign currency translations and derivative transactions	(10,357,829)	(7,105,452)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	8,455,598	(1,879,754)

Net Assets	$309,183,925	$151,521,070

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$232,698,013	N/A

Institutional shares outstanding	22,130,963	N/A

Net asset value, offering and redemption price per Institutional share	$10.51	N/A

Net assets applicable to the Investor Class	$76,485,912	$151,521,070

Investor shares outstanding	7,300,237	16,095,362

Net asset value, offering and redemption price per Investor share	$10.48	$9.41

(1) Investments in securities of unaffiliated issuers, at cost	$290,439,586	$149,939,555
Investments in securities of affiliated issuers, at cost	7,907,924	6,919,151

Total investments, at cost	$298,347,510	$156,858,706

(2) Includes securities loaned of:	$—	$3,440,535

(3) Foreign currency, at cost	$458,726	$—

(4) Premiums received on options written	$627,828	$—

See Notes to Financial Statements.

206

Real Estate Securities Fund	Global Natural Resources Equity Fund

$288,552,452	$278,229,703
8,681,372	9,151,221

297,233,824	287,380,924
—	—
—	270,000
1,338,081	306,188

1,060,742	81,157
—	—
9,437	30,918
3,413,312	11
154,101	108,385
182,400	6,797
—	—
49,364	32,655

303,441,261	288,217,035

—	107,596
—	—
—	—
36,512,549	57,073,930

4,206,718	—
587,602	40,949
—	3,195
1,415	4,638
—	2,640

151,962	162,136
22,736	47,139
171,267	78,280

41,654,249	57,520,503

$261,787,012	$230,696,532

$252,695,672	$342,080,325
(1,406,053)	391,326
(3,317,634)	(89,240,839)
13,815,027	(22,534,280)

$261,787,012	$230,696,532

$148,156,489	N/A

14,681,448	N/A

$10.09	N/A

$113,630,523	$230,696,532

11,228,993	34,249,120

$10.12	$6.74

$274,762,263	$300,758,163
8,681,372	9,151,221

$283,443,635	$309,909,384

$37,166,142	$73,448,010

$1,345,113	$315,021

$—	$—

See Notes to Financial Statements.

207

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2016 (Unaudited)

	Inflation Protected Bond Fund	Flexible Income Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	2,414	3,261
Interest	3,292,475	3,184,220
Securities lending	340	2,645
Less foreign taxes withheld	—	—

Total Investment Income	3,295,229	3,190,126

Expenses
Investment advisory fees	466,837	496,434
Transfer agent fees:
Institutional shares	1,795	—
Investor shares	10,445	9,335
Custodian fees	34,530	21,347
Shareholder servicing fees:
Investor shares	88,932	180,175
Accounting and administration fees	37,609	33,098
Professional fees	33,531	40,814
Blue sky fees:
Institutional shares	2,611	—
Investor shares	10,300	10,350
Shareholder reporting fees:
Institutional shares	451	—
Investor shares	3,009	1,390
Trustee expenses	1,838	844
Line of credit facility fees and interest expense	991	8,248
Other expenses	31,081	7,937

Total Expenses	723,960	809,972
Expenses waived/reimbursed net of amount recaptured(1)	(8,822)	(2,786)
Fees paid indirectly	—	—

Net expenses	715,138	807,186

Net Investment Income	2,580,091	2,382,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	—	—
Investment securities	335,138	(4,718,460)
Futures transactions	(712,112)	—
Option contracts written	864,312	—
Option contracts purchased	(1,859,752)	—
Foreign currency	(1,090,116)	—

Net realized gain (loss)	(2,462,530)	(4,718,460)

Net change in unrealized appreciation (depreciation) on:
Investment securities	16,286,820	6,056,493
Futures	(680,233)	—
Option contracts written	(86,156)	—
Option contracts purchased	(117,400)	—
Foreign currency	406,394	—

Net change in unrealized appreciation (depreciation)	15,809,425	6,056,493

Net Realized and Unrealized Gain	13,346,895	1,338,033

Net Increase in Net Assets Resulting from Operations	$15,926,986	$3,720,973

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

208

Real Estate Securities Fund	Global Natural Resources Equity Fund

$5,176,956	$2,011,742
1,653	3,630
748	—
48,003	243,625
(197,836)	(166,149)

5,029,524	2,092,848

918,269	908,043

1,942	—
12,249	9,041
94,171	14,125

126,946	252,005
50,473	33,730
37,775	38,204

2,138	—
8,968	10,500

468	—
5,780	2,216
1,576	1,327
1,931	1,520
36,313	14,959

1,298,999	1,285,670
(37,993)	(14,490)
(8,219)	—

1,252,787	1,271,180

3,776,737	821,668

429	—
1,437,293	(7,116,379)
735,917	120,422
—	—
—	—
(5,665)	(24,626)

2,167,974	(7,020,583)

15,343,063	63,768,943
(6,444)	3,443
—	—
—	—
(673)	(7,677)

15,335,946	63,764,709

17,503,920	56,744,126

$21,280,657	$57,565,794

See Notes to Financial Statements.

209

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Protected Bond Fund
	For the Six
	Months Ended	For the Year
	06/30/16	Ended 12/31/15
	(Unaudited)
Operations:
Net investment income (loss)	$2,580,091	$(1,254,956)
Net realized gain (loss) on investment securities, foreign currency and derivative	(2,462,530)	1,426,417
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	15,809,425	(6,954,259)

Net increase (decrease) in net assets resulting from operations	15,926,986	(6,782,798)

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	—
Investor shares	—	(939,144)
Distributions from net realized capital gains
Institutional shares	—	—
Investor shares	—	—

Total dividends and distributions	—	(939,144)

Capital Share Transactions(1) :
Proceeds from shares sold
Institutional shares	9,896,912	259,093,292
Investor shares	11,226,208	20,592,691
Reinvestment of dividends and distributions
Institutional shares	—	—
Investor shares	—	938,919

Total proceeds from shares sold and reinvested	21,123,120	280,624,902

Value of shares redeemed
Institutional shares	(24,066,589)	(14,235,444)
Investor shares	(5,627,266)	(259,752,863)

Total value of shares redeemed	(29,693,855)	(273,988,307)

Net increase (decrease) from capital share transactions(2)	(8,570,735)	6,636,595

Total increase (decrease) in net assets	7,356,251	(1,085,347)

Net Assets:
Beginning of Period	301,827,674	302,913,021

End of Period*	$309,183,925	$301,827,674

*Including undistributed (distributions in excess of) net investment income	$2,967,628	$387,537

(1)	Inception date for Institutional Class for Inflation Protected Bond Fund and Real Estate Securities Fund was May 1, 2015.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

210

Flexible Income Fund		Real Estate Securities Fund		Global Natural Resources Equity Fund
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
06/30/16	Ended 12/31/15	06/30/16	Ended 12/31/15	06/30/16	Ended 12/31/15
(Unaudited)		(Unaudited)		(Unaudited)

$2,382,940	$4,736,552	$3,776,737	$4,369,399	$821,668	$(167,453)
(4,718,460)	(2,275,964)	2,167,974	9,716,638	(7,020,583)	(77,934,673)
6,056,493	(4,835,703)	15,335,946	(13,447,095)	63,764,709	(21,819,393)

3,720,973	(2,375,115)	21,280,657	638,942	57,565,794	(99,921,519)

—	—	(2,432,616)	(4,450,951)	—	—
(1,894,078)	(4,764,206)	(1,755,281)	(2,446,585)	—	(220,488)

—	—	(359,743)	(8,892,323)	—	—
—	—	(275,512)	(5,666,016)	—	—

(1,894,078)	(4,764,206)	(4,823,152)	(21,455,875)	—	(220,488)

—	—	3,350,862	169,837,132	—	—
16,671,258	31,155,171	13,415,725	34,118,123	26,853,038	82,083,602

—	—	2,781,765	13,324,780	—	—
1,893,966	4,746,733	2,029,521	8,108,339	—	220,392

18,565,224	35,901,904	21,577,873	225,388,374	26,853,038	82,303,994

—	—	(27,126,911)	(7,513,684)	—	—
(10,310,108)	(17,964,410)	(7,674,785)	(208,387,457)	(36,452,763)	(64,793,444)

(10,310,108)	(17,964,410)	(34,801,696)	(215,901,141)	(36,452,763)	(64,793,444)

8,255,116	17,937,494	(13,223,823)	9,487,233	(9,599,725)	17,510,550

10,082,011	10,798,173	3,233,682	(11,329,700)	47,966,069	(82,631,457)

141,439,059	130,640,886	258,553,330	269,883,030	182,730,463	265,361,920

$151,521,070	$141,439,059	$261,787,012	$258,553,330	$230,696,532	$182,730,463

$488,862	$—	$(1,406,053)	$(994,893)	$391,326	$(430,342)

See Notes to Financial Statements.

211

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
				Capital Gain		Realized
	Net Asset			Distributions Received		and Unrealized	Dividends	Distributions from Net	Net Asset
	Value,	Net		from		Gain	from Net	Realized	Value,		Net Assets,			Investment	Portfolio
	Beginning	Investment		Affiliated		(Loss) on	Investment	Capital	End of	Total	End of Period	Expenses,	Expenses,	Income,	Turnover
	of Period	Income		Funds		Investments	Income	Gains	Period	Return	(000)	Net(1)	Gross(2)	Net(1)	Rate
Inflation Protected Bond Fund
Institutional Class
2016(3)	$9.98	$0.09	#	$—		$0.44	$—	$—	$10.51	5.31%	$232,698	0.40%	0.40%	1.75%	44%
2015(4)	10.41	0.12	#	—	†	(0.55)	—	—	9.98	(4.13)	234,584	0.40	0.41	1.75	45
Investor Class
2016(3)	$9.96	$0.08	#	$—		$0.44	$—	$—	$10.48	5.22%	$76,486	0.71%	0.72%	1.57%	44%
2015	10.22	(0.28	)#	—	†	0.05	(0.03)	—	9.96	(2.25)	67,244	0.66	0.67	(2.77)	45
2014	10.15	0.06	#	—	†	0.22	(0.21)	—	10.22	2.77	302,913	0.62	0.63	0.61	88
2013(5)	11.25	0.10	#	—	†	(1.06)	(0.09)	(0.05)	10.15	(8.64)	274,111	0.64	0.65	0.98	75
2012	11.16	0.21	#	—	†	0.46	(0.20)	(0.38)	11.25	6.06	197,762	0.65	0.66	1.80	94
2011	10.43	0.29	#	—	†	0.94	(0.31)	(0.19)	11.16	12.00	163,156	0.66	0.68	2.65	114
Flexible Income Fund
Investor Class
2016(3)	$9.29	$0.15	#	$—		$0.09	$(0.12)	$—	$9.41	2.62%	$151,521	1.12%	1.12%	3.31%	25%
2015	9.76	0.33	#	—	†	(0.47)	(0.33)	—	9.29	(1.54)	141,439	1.15	1.20	3.37	50
2014	10.06	0.31	#	—	†	(0.29)	(0.30)	(0.02)	9.76	0.22	130,641	1.20	1.23	3.06	77
2013(6)	10.00	0.11	#	—	†	0.05	(0.10)	— †	10.06	1.57	109,163	1.20	1.26	2.22	25

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Inception date was April 30, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(5)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.01%.
(6)	Inception date was July 1, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

212

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset			Capital Gain Distributions Received		Realized and Unrealized	Dividends	Distributions from Net	Net Asset						Investment
	Value, Beginning	Net Investment		from Affiliated		Gain (Loss) on	from Net Investment	Realized Capital	Value, End of	Total	Net Assets, End of Period	Expenses,		Expenses,	Income/ (Loss),	Portfolio Turnover
	of Period	Income		Funds		Investments	Income	Gains	Period	Return	(000)	Net		Gross	Net(1)	Rate
Real Estate Securities Fund
Institutional Class
2016(2)	$9.46	$0.15	#	$—	†	$0.67	$(0.17)	$(0.02)	$10.09	8.76%	$148,156	0.90	%(3)	0.91%	3.15%	64%
2015(4)	10.50	0.12	#	—	†	(0.33)	(0.27)	(0.56)	9.46	(1.89)	159,196	0.93	(3)	0.94	1.83	137
Investor Class
2016(2)	$9.49	$0.13	#	$—	†	$0.68	$(0.16)	$(0.02)	$10.12	8.62%	$113,631	1.14	%(3)	1.21%	2.80%	64%
2015	10.26	0.16	#	—	†	(0.13)	(0.24)	(0.56)	9.49	0.34	99,357	1.12	(3)	1.17	1.50	137
2014	9.36	0.23	#	—	†	1.28	(0.25)	(0.36)	10.26	16.13	269,883	1.15		1.15	2.23	129
2013(5)	10.60	0.17	#	—	†	(0.02)	(0.21)	(1.18)	9.36	1.49	234,903	1.05		1.05	1.56	168
2012	9.18	0.17	#	—	†	1.40	(0.15)	—	10.60	17.09	191,148	1.05		1.06	1.62	95
2011	8.52	0.08	#	—	†	0.65	(0.07)	—	9.18	8.51	150,227	1.14		1.14	0.85	90
Global Natural Resources Equity Fund
Investor Class
2016(2)	$5.11	$0.02	#	$—		$1.61	$—	$—	$6.74	31.90%	$230,697	1.26%		1.28%	0.82%	16%
2015	7.81	—	#	—	†	(2.69)	(0.01)	—	5.11	(34.49)	182,730	1.36	(6)	1.37	(0.06)	63
2014	9.71	(0.02	)#	—	†	(1.68)	(0.02)	(0.18)	7.81	(17.49)	265,362	1.35	(6)	1.37	(0.17)	37
2013(7)(8)	10.00	(0.01	)#	—	†	(0.16)	(0.03)	(0.09)	9.71	1.69	260,722	1.42		1.42	(0.24)	18

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
(2)	For the six months ended June 30, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(3)	The ratio for the Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the year 2015. For the six months ended June 30, 2016, the effect of fees paid indirectly decreased the ratio by 0.01% and 0.01% for Institutional Class and Investor Class, respectively.
(4)	Inception date was April 30, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(5)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.03%.
(6)	The ratio for the Global Natural Resources Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% and 0.00% for the years 2014 and 2015.
(7)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.01%.
(8)	Inception date was July 1, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

213

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-seven series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035, MyDestination 2045 and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”

The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.”

The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund are together referred to as the “Fixed Income Funds.”

The Defensive Market Strategies Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”

The Inflation Protected Bond Fund, Flexible Income Fund, Real Estate Securities Fund and the Global Natural Resources Equity Fund are together referred to as the “Real Return Select Funds.”

There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). The International Equity Index Fund issued the Institutional Class only. The Target Date Funds, Flexible Income Fund and the Global Natural Resources Equity Fund issued the Investor Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Asset Allocation Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date Funds and Asset Allocation Funds are commonly referred to as “Fund of Funds.”

Following the close of business on November 20, 2015, pursuant to the Plan, the Asset Allocation Funds received all of the assets and liabilities of the I Series Funds. The transfer was treated as a non-taxable event and, accordingly, the I Series Funds’ basis in securities transferred reflected historical cost basis as of the date of the transfer. The shareholders of the I Series Funds received Institutional Class Shares of the respective Allocation Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the I Series Fund immediately prior to the transfer.

I Series Funds	Asset Allocation Funds
Conservative Allocation I	Conservative Allocation
Institutional Class	Institutional Class
Balanced Allocation I	Balanced Allocation
Institutional Class	Institutional Class
Growth Allocation I	Growth Allocation
Institutional Class	Institutional Class
Aggressive Allocation I	Aggressive Allocation
Institutional Class	Institutional Class

The plan of reorganization and termination was completed at the close of business on November 20, 2015, with the transfer of all of the assets of each I Series Fund to the corresponding Asset Allocation Fund in exchange solely for the Asset Allocation Fund’s assumption of all of the liabilities of the I Series Fund and Institutional Class shares of the Asset Allocation Fund having an aggregate net asset value equal to the aggregate net asset value of the shares held in the I Series Fund.

The table below summarized the asset transfers and conversion ratios for each exchange.

		Net Assets	Unrealized	Accumulated	Share			Net Assets
	Shares	on	Appreciation	Net Realized	Conversion		Shares	on
I Series Fund	Redeemed	11/20/15	(Depreciation)	Gains	Ratio	Asset Allocation Fund	Issued	11/20/15
Conservative Allocation I						Conservative Allocation
Institutional Class	7,794,876	$72,465,073	$(2,891,208)	$(458,962)	0.807689	Institutional Class	6,295,836	$299,192,438
Balanced Allocation I						Balanced Allocation
Institutional Class	35,336,274	338,149,233	(13,269,032)	3,517,469	0.755288	Institutional Class	26,689,066	1,213,930,818
Growth Allocation I						Growth Allocation
Institutional Class	24,036,312	254,805,506	(3,928,689)	2,404,171	0.801277	Institutional Class	19,259,753	892,421,579
Aggressive Allocation I						Aggressive Allocation
Institutional Class	14,571,696	175,568,965	3,037,164	1,172,794	0.852696	Institutional Class	12,425,233	822,337,476

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of its financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of GuideStone Funds (the “Trust”) (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2i, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds and the Credit Suisse Commodity Return Strategy Fund daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, Credit Suisse Commodity Return Strategy

Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of June 30, 2016.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

b. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Low-Duration Bond Fund and Medium-Duration Bond Fund may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At June 30, 2016, there were no dollar roll transactions. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in floating rate loans some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations. At June 30, 2016, there were no unfunded loan commitments.

e. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At June 30, 2016, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Montreal	$29,000,000	$(29,000,000)	$—	$—
Bank of Nova Scotia (The)	65,000,000	(65,000,000)	—	—
BNP Paribas	30,000,000	(30,000,000)	—	—
Credit Agricole Corporate & Investment Bank SA	20,000,000	(20,000,000)	—	—
Goldman Sachs & Co.	19,385,000	(19,385,000)	—	—
HSBC Securities USA	30,000,000	(30,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	30,000,000	(30,000,000)	—	—
Mizuho Securities USA, Inc.	60,000,000	(60,000,000)	—	—
Morgan Stanley & Co. LLC	115,000,000	(115,000,000)	—	—
RBC Capital Markets LLC	30,000,000	(30,000,000)	—	—
TD Securities USA LLC	40,000,000	(40,000,000)	—	—

Total Repurchase Agreements	$468,385,000	$(468,385,000)	$—	$—

Medium-Duration Bond
Barclays Capital, Inc.	$22,000,000	$(22,000,000)	$—	$—

Total Repurchase Agreements	$22,000,000	$(22,000,000)	$—	$—

(1)	The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2016.
(2)	Net amount represents the net amount receivable due from (payable to) the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.

The type and maturity of non-cash collateral in relation to the value of repurchase agreements on the Statement of Assets and Liabilities is as follows:

Fund/Collateral Type	Up to 30 Days	30 — 90 Days	Greater than 90 Days	Total
Money Market
Agency Obligations	$—	$—	$87,270,893	$87,270,893
U.S. Treasury Obligations	—	—	381,114,107	381,114,107

Total Value of Collateral	$—	$—	$468,385,000	$468,385,000

Medium-Duration Bond
U.S. Treasury Obligations	$—	$—	$22,000,000	$22,000,000

Total Repurchase Agreements	$—	$—	$22,000,000	$22,000,000

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Target Date Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At June 30, 2016, the value of securities sold short in the Low-Duration Bond Fund and International Equity Funds amounted to $3,414,125 and $62,980,058, respectively.

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

i. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2016, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS swaps on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2016, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $8,270,000 and $12,650,000, respectively, and the sellers (“providing protection”) on a total notional amount of $0 and $7,000,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total

Medium-Duration Bond Fund
Fair value of written credit derivatives	$6,801	$3,314	$(169,295)	$—	$(159,180)
Maximum potential amount of future payments	900,000	1,000,000	5,100,000	—	7,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At June 30, 2016, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$1,900,000	$—	$5,100,000	$7,000,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,900,000	$—	$5,100,000	$7,000,000

Offsetting of Financial and Derivative Assets and Liabilities

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.

At June 30, 2016, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
MyDestination 2005
Derivative Financial Instruments:
Financial futures contracts	$6,475	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	6,475	—
Derivatives not subject to an MA or similar agreement	6,475	—

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2015
Derivative Financial Instruments:
Financial futures contracts	$46,390	$1,328

Total derivative assets and liabilities in the Statements of Assets and Liabilities	46,390	1,328
Derivatives not subject to an MA or similar agreement	46,390	1,328

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2025
Derivative Financial Instruments:
Financial futures contracts	$103,190	$1,953

Total derivative assets and liabilities in the Statements of Assets and Liabilities	103,190	1,953
Derivatives not subject to an MA or similar agreement	103,190	1,953

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2035
Derivative Financial Instruments:
Financial futures contracts	$88,560	$734

Total derivative assets and liabilities in the Statements of Assets and Liabilities	88,560	734
Derivatives not subject to an MA or similar agreement	88,560	734

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2045
Derivative Financial Instruments:
Financial futures contracts	$77,281	$313

Total derivative assets and liabilities in the Statements of Assets and Liabilities	77,281	313
Derivatives not subject to an MA or similar agreement	77,281	313

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2055
Derivative Financial Instruments:
Financial futures contracts	$9,360	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,360	—
Derivatives not subject to an MA or similar agreement	9,360	—

Total assets and liabilities subject to an MA	$—	$—

Conservative Allocation
Derivative Financial Instruments:
Financial futures contracts	$16,971	$63

Total derivative assets and liabilities in the Statements of Assets and Liabilities	16,971	63
Derivatives not subject to an MA or similar agreement	16,971	63

Total assets and liabilities subject to an MA	$—	$—

Balanced Allocation
Derivative Financial Instruments:
Financial futures contracts	$214,138	$12,922

Total derivative assets and liabilities in the Statements of Assets and Liabilities	214,138	12,922
Derivatives not subject to an MA or similar agreement	214,138	12,922

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation
Derivative Financial Instruments:
Financial futures contracts	$202,223	$3,984

Total derivative assets and liabilities in the Statements of Assets and Liabilities	202,223	3,984
Derivatives not subject to an MA or similar agreement	202,223	3,984

Total assets and liabilities subject to an MA	$—	$—

Aggressive Allocation
Derivative Financial Instruments:
Financial futures contracts	$216,100	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	216,100	—
Derivatives not subject to an MA or similar agreement	216,100	—

Total assets and liabilities subject to an MA	$—	$—

Low-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$231,413	$27,102
Forward foreign exchange contracts	1,251,839	1,346,668
Options	—	45,965
Swaps	—	1,777,626

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,483,252	3,197,361
Derivatives not subject to an MA or similar agreement	741,137	2,191,822

Total assets and liabilities subject to an MA	$742,115	$1,005,539

Fund	Assets	Liabilities
Medium-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$347,071	$441,166
Forward foreign exchange contracts	3,210,485	2,465,804
Options	24,260	10,959
Swaps	379,814	11,207,527

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,961,630	14,125,456
Derivatives not subject to an MA or similar agreement	1,368,490	12,464,855

Total assets and liabilities subject to an MA	$2,593,140	$1,660,601

Global Bond
Derivative Financial Instruments:
Financial futures contracts	$84,032	$10,318
Forward foreign exchange contracts	1,463,242	542,867

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,547,274	553,185
Derivatives not subject to an MA or similar agreement	84,032	10,318

Total assets and liabilities subject to an MA	$1,463,242	$542,867

Defensive Market Strategies
Derivative Financial Instruments:
Financial futures contracts	$303,030	$—
Forward foreign exchange contracts	1,706	36,667
Options	—	236,555

Total derivative assets and liabilities in the Statements of Assets and Liabilities	304,736	273,222
Derivatives not subject to an MA or similar agreement	304,736	273,222

Total assets and liabilities subject to an MA	$—	$—

Equity Index
Derivative Financial Instruments:
Financial futures contracts	$175,500	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	175,500	—
Derivatives not subject to an MA or similar agreement	175,500	—

Total assets and liabilities subject to an MA	$—	$—

Value Equity
Derivative Financial Instruments:
Financial futures contracts	$366,131	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	366,131	—
Derivatives not subject to an MA or similar agreement	366,131	—

Total assets and liabilities subject to an MA	$—	$—

Growth Equity
Derivative Financial Instruments:
Financial futures contracts	$485,783	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	485,783	—
Derivatives not subject to an MA or similar agreement	485,783	—

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Small Cap Equity
Derivative Financial Instruments:
Financial futures contracts	$210,450	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	210,450	—
Derivatives not subject to an MA or similar agreement	210,450	—

Total assets and liabilities subject to an MA	$—	$—

International Equity Index
Derivative Financial Instruments:
Financial futures contracts	$71,980	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	71,980	—
Derivatives not subject to an MA or similar agreement	71,980	—

Total assets and liabilities subject to an MA	$—	$—

International Equity
Derivative Financial Instruments:
Financial futures contracts	$945,743	$291,759
Forward foreign exchange contracts	7,355,341	1,721,693

Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,301,084	2,013,452
Derivatives not subject to an MA or similar agreement	759,511	261,156

Total assets and liabilities subject to an MA	$7,541,573	$1,752,296

Emerging Markets Equity
Derivative Financial Instruments:
Financial futures contracts	$477,148	$199,015
Forward foreign exchange contracts	1,714,062	761,746
Swaps	2,894	27,633

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,194,104	988,394
Derivatives not subject to an MA or similar agreement	323,814	33,189

Total assets and liabilities subject to an MA	$1,870,290	$955,205

Inflation Protected Bond
Derivative Financial Instruments:
Financial futures contracts	$62,408	$51,785
Forward foreign exchange contracts	1,285,179	1,349,197
Options	880,860	574,626

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,228,447	1,975,608
Derivatives not subject to an MA or similar agreement	2,228,447	1,975,608

Total assets and liabilities subject to an MA	$—	$—

Real Estate Securities
Derivative Financial Instruments:
Financial futures contracts	$182,400	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	182,400	—
Derivatives not subject to an MA or similar agreement	182,400	—

Total assets and liabilities subject to an MA	$—	$—

At June 30, 2016, derivative assets and liabilities by counterparty net of amounts available for offset under an MA and net of the related collateral (received)/pledged by the Trust are as follows:

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an MA	Derivative Liabilities Subject to an MA	Value of Derivatives Subject to an MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser A
Other Counterparties*	$—	$—	$—	$—	$—

Sub-adviser B
Other Counterparties*	742,115	(1,005,539)	(263,424)	—	(263,424)

Sub-adviser C
Other Counterparties*	—	—	—	—	—

Total Derivatives	$742,115	$(1,005,539)	$(263,424)	$—	$(263,424)

Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$62,591	$(160,993)	$(98,402)	$—	$(98,402)

Sub-adviser B
BNP	790,502	(33,995)	756,507	—	756,507
Other Counterparties*	1,723,623	(1,434,251)	289,372	—	289,372

	2,514,125	(1,468,246)	1,045,879	—	1,045,879

Sub-adviser C
Other Counterparties*	16,424	(31,362)	(14,938)	—	(14,938)

Total Derivatives	$2,593,140	$(1,660,601)	$932,539	$—	$932,539

Global Bond
Sub-adviser A
DEUT	$736,855	$(12,203)	$724,652	$—	$724,652
BAR	96,787	(450,531)	(353,744)	—	(353,744)
Other Counterparties*	629,600	(80,133)	549,467	—	549,467

Total Derivatives	$1,463,242	$(542,867)	$920,375	$—	$920,375

International Equity
Sub-adviser A
CITIG	$7,355,341	$(1,721,693)	$5,633,648	$—	$5,633,648
Other Counterparties*	186,232	(30,603)	155,629	—	155,629

Total Derivatives	$7,541,573	$(1,752,296)	$5,789,277	$—	$5,789,277

Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$1,870,290	$(955,205)	$915,085	$—	$915,085

Total Derivatives	$1,870,290	$(955,205)	$915,085	$—	$915,085

*	Other Counterparties represent amounts that are held with counterparties where the absolute value of the total is less than 0.05% of the net assets of the respective Fund. Those holdings are deemed immaterial to the respective Fund and are listed collectively.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Securities Lending sections of the Notes to Financial Statements.

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*

*	The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts.The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2016.

	Asset Derivative Value
Fund	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$10,990	$13,487	$—	$—	$(2,497)

MyDestination 2015 Futures	$97,551	$38,975	$—	$—	$58,576

MyDestination 2025 Futures	$75,474	$73,207	$—	$—	$2,267

MyDestination 2035 Futures	$39,684	$31,628	$—	$—	$8,056

MyDestination 2045 Futures	$21,479	$14,072	$—	$—	$7,407

MyDestination 2055 Futures	$3,235	$—	$—	$—	$3,235

Conservative Allocation Futures	$19,376	$21,934	$—	$—	$(2,558)

Balanced Allocation Futures	$384,875	$355,514	$—	$—	$29,361

Growth Allocation Futures	$120,650	$110,956	$—	$—	$9,694

Aggressive Allocation Futures	$1,255	$—	$—	$—	$1,255

	Asset Derivative Value
Fund	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,251,839	$—	$1,251,839	$—	$—
Futures	2,272,140	2,272,140	—	—	—

Totals	$3,523,979	$2,272,140	$1,251,839	$—	$—

Medium-Duration Bond
Forwards	$3,210,485	$—	$3,210,485	$—	$—
Futures	8,739,604	8,739,604	—	—	—
Purchased Options	24,260	24,260	—	—	—
Swaps	379,814	224,900	8,590	146,324	—

Totals	$12,354,163	$8,988,764	$3,219,075	$146,324	$—

Global Bond Fund
Forwards	$1,463,242	$—	$1,463,242	$—	$—
Futures	912,007	912,007	—	—	—

Totals	$2,375,249	$912,007	$1,463,242	$—	$—

Defensive Market Strategies
Forwards	$1,706	$—	$1,706	$—	$—
Futures	(193,065)	—	—	—	(193,065)

Totals	$(191,359)	$—	$1,706	$—	$(193,065)

Equity Index Futures	$(14,127)	$—	$—	$—	$(14,127)

Value Equity Futures	$(175,934)	$—	$—	$—	$(175,934)

Growth Equity Fund Futures	$(306,773)	$—	$—	$—	$(306,773)

Small Cap Equity Futures	$(125,831)	$—	$—	$—	$(125,831)

International Equity Index Futures	$49,375	$—	$—	$—	$49,375

International Equity
Forwards	$7,355,341	$—	$7,355,341	$—	$—
Futures	11,981	—	—	—	11,981

Totals	$7,367,322	$—	$7,355,341	$—	$11,981

Emerging Markets Equity
Forwards	$1,714,062	$—	$1,714,062	$—	$—
Futures	557,067	—	—	—	557,067
Swaps	2,894	—	—	—	2,894

Totals	$2,274,023	$—	$1,714,062	$—	$559,961

Inflation Protected Bond
Forwards	$1,285,179	$—	$1,285,179	$—	$—
Futures	156,788	156,788	—	—	—
Purchased Options	880,860	134,278	746,582	—	—

Totals	$2,322,827	$291,066	$2,031,761	$—	$—

Real Estate Securities Futures	$33,086	$—	$—	$—	$33,086

	Asset Derivative Value
Fund	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Natural
Resources Equity
Futures	$3,443	$—	$—	$—	$3,443

	Liability Derivative Value
Fund	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,346,668	$—	$1,346,668	$—	$—
Futures	691,935	691,935	—	—	—
Swaps	1,777,626	1,756,141	—	21,485	—
Written Options	45,965	—	21,720	24,245	—

Totals	$3,862,194	$2,448,076	$1,368,388	$45,730	$—

Medium-Duration Bond
Forwards	$2,465,804	$—	$2,465,804	$—	$—
Futures	6,801,911	6,801,911	—	—	—
Swaps	11,207,527	11,100,723	—	106,804	—
Written Options	10,959	(2,365)	13,324	—	—

Totals	$20,486,201	$17,900,269	$2,479,128	$106,804	$—

Global Bond Fund
Forwards	$542,867	$—	$542,867	$—	$—
Futures	994,405	994,405	—	—	—

Totals	$1,537,272	$994,405	$542,867	$—	$—

Defensive Market Strategies
Forwards	$36,667	$—	$36,667	$—	$—
Written Options	236,555	—	—	—	236,555
Totals	$273,222	$—	$36,667	$—	$236,555

International Equity
Forwards	$1,721,693	$—	$1,721,693	$—	$—
Futures	241,124	—	—	—	241,124

Totals	$1,962,817	$—	$1,721,693	$—	$241,124

Emerging Markets Equity
Forwards	$761,746	$—	$761,746	$—	$—
Futures	153,669	—	—	—	153,669
Swaps	27,633	—	—	—	27,633

Totals	$943,048	$—	$761,746	$—	$181,302

Inflation Protected Bond
Forwards	$1,349,197	$—	$1,349,197	$—	$—
Futures	984,243	984,243	—	—	—
Written Options	574,626	3,975	570,651	—	—

Totals	$2,908,066	$988,218	$1,919,848	$—	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Option contracts written
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$34,598	$22,437	$—	$—	$12,161

MyDestination 2015 Futures	$204,680	$72,080	$—	$—	$132,600

MyDestination 2025 Futures	$267,421	$71,369	$—	$—	$196,052

MyDestination 2035 Futures	$204,929	$40,056	$—	$—	$164,873

MyDestination 2045 Futures	$140,975	$7,788	$—	$—	$133,187

MyDestination 2055 Futures	$30,385	$—	$—	$—	$30,385

Conservative Allocation Futures	$79,574	$10,475	$—	$—	$69,099

Balanced Allocation Futures	$546,475	$497,097	$—	$—	$49,378

Growth Allocation Futures	$353,262	$154,058	$—	$—	$199,204

Aggressive Allocation Futures	$375,666	$—	$—	$—	$375,666

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$(1,216,626)	$—	$(1,216,626)	$—	$—
Futures	218,130	218,130	—	—	—
Purchased Options	(243,065)	(243,065)	—	—	—
Swaps	(42,347)	(385,428)	—	343,081	—
Written Options	531,983	531,983	—	—	—

Totals	$(751,925)	$121,620	$(1,216,626)	$343,081	$—

Medium-Duration Bond
Forwards	$(1,018,763)	$—	$(1,018,763)	$—	$—
Futures	1,834,228	1,847,580	(13,352)	—	—
Purchased Options	(866,687)	(835,985)	(30,702)	—	—
Swaps	(3,736,240)	(3,552,851)	4,800	(188,189)	—
Written Options	1,437,034	1,142,868	294,166	—	—

Totals	$(2,350,428)	$(1,398,388)	$(763,851)	$(188,189)	$—

Global Bond
Forwards	$657,531	$—	$657,531	$—	$—
Futures	(355,728)	(355,728)	—	—	—
Purchased Options	(142,243)	—	(142,243)	—	—

Totals	$159,560	$(355,728)	$515,288	$—	$—

Defensive Market Strategies
Forwards	$(15,766)	$—	$(15,766)	$—	$—
Futures	681,043	—	—	—	681,043
Written Options	3,027,250	—	—	—	3,027,250

Totals	$3,692,527	$—	$(15,766)	$—	$3,708,293

Equity Index Futures	$929,775	$—	$—	$—	$929,775

Value Equity Futures	$2,567,147	$—	$—	$—	$2,567,147

Growth Equity Futures	$2,536,008	$—	$—	$—	$2,536,008

Small Cap Equity Futures	$632,409	$—	$—	$—	$632,409

International Equity Index Futures	$(14,905)	$—	$—	$—	$(14,905)

International Equity
Forwards	$8,348,664	$—	$8,348,664	$—	$—
Futures	(4,659,701)	—	—	—	(4,659,701)
Swaps	31,679	—	—	—	31,679

Totals	$3,720,642	$—	$8,348,664	$—	$(4,628,022)

Emerging Markets Equity
Forwards	$1,034,268	$—	$1,034,268	$—	$—
Futures	194,951	—	—	—	194,951
Swaps	104,613	—	—	—	104,613

Totals	$1,333,832	$—	$1,034,268	$—	$299,564

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Inflation Protected Bond
Forwards	$(790,842)	$—	$(790,842)	$—	$—
Futures	(712,112)	(712,112)	—	—	—
Purchased Options	(1,859,752)	(768,411)	(1,091,341)	—	—
Written Options	864,312	55,200	809,112	—	—

Totals	$(2,498,394)	$(1,425,323)	$(1,073,071)	$—	$—

Real Estate Securities
Futures	$735,917	$—	$—	$—	$735,917

Global Natural
Resources Equity
Futures	$120,422	$—	$—	$—	$120,422

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$17,492	$15,354	$—	$—	$2,138

MyDestination 2015 Futures	$87,939	$43,896	$—	$—	$44,043

MyDestination 2025 Futures	$56,882	$79,183	$—	$—	$(22,301)

MyDestination 2035 Futures	$14,002	$33,424	$—	$—	$(19,422)

MyDestination 2045 Futures	$(272)	$14,431	$—	$—	$(14,703)

MyDestination 2055 Futures	$6,755	$—	$—	$—	$6,755

Conservative Allocation Futures	$16,146	$27,448	$—	$—	$(11,302)

Balanced Allocation Futures	$291,085	$362,817	$—	$—	$(71,732)

Growth Allocation Futures	$18,242	$113,901	$—	$—	$(95,659)

Aggressive Allocation Futures	$(123,173)	$—	$—	$—	$(123,173)

Low-Duration Bond
Forwards	$133,095	$—	$133,095	$—	$—
Futures	1,827,805	1,827,805	—	—	—
Purchased Options	218,575	218,575	—	—	—
Swaps	(2,182,703)	(2,134,030)	—	(48,673)	—
Written Options	(491,005)	(533,280)	(2,101)	44,376	—

Totals	$(494,233)	$(620,930)	$130,994	$(4,297)	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$88,585	$—	$88,585	$—	$—
Futures	3,022,972	3,021,546	1,426	—	—
Purchased Options	(164,942)	(164,942)	—	—	—
Swaps	(6,198,515)	(6,260,729)	(16,712)	78,926	—
Written Options	(94,922)	(6,770)	(88,152)	—	—

Totals	$(3,346,822)	$(3,410,895)	$(14,853)	$78,926	$—

Global Bond
Forwards	$430,322	$—	$430,322	$—	$—
Futures	(112,787)	(112,787)	—	—	—
Purchased Options	(22,410)	—	(22,410)	—	—

Totals	$295,125	$(112,787)	$407,912	$—	$—

Defensive Market Strategies
Forwards	$(47,798)	$—	$(47,798)	$—	$—
Futures	(119,348)	—	—	—	(119,348)
Written Options	342,914	—	—	—	342,914

Totals	$175,768	$—	$(47,798)	$—	$223,566

Equity Index Futures	$27,422	$—	$—	$—	$27,422

Value Equity Futures	$(81,037)	$—	$—	$—	$(81,037)

Growth Equity Futures	$(162,173)	$—	$—	$—	$(162,173)

Small Cap Equity Futures	$(367,155)	$—	$—	$—	$(367,155)

International Equity Index Futures	$(37,806)	$—	$—	$—	$(37,806)

International Equity
Forwards	$2,158,302	$—	$2,158,302	$—	$—
Futures	(1,264,491)	—	—	—	(1,264,491)
Swaps	1,444	—	—	—	1,444

Totals	$895,255	$—	$2,158,302	$—	$(1,263,047)

Emerging Markets Equity
Forwards	$450,408	$—	$450,408	$—	$—
Futures	557,979	—	—	—	557,979
Swaps	(5,760)	—	—	—	(5,760)

Totals	$1,002,627	$—	$450,408	$—	$552,219

Inflation Protected Bond
Forwards	$375,563	$—	$375,563	$—	$—
Futures	(680,233)	(680,233)	—	—	—
Purchased Options	(117,400)	(114,817)	(2,583)	—	—
Written Options	(86,156)	58,671	(144,827)	—	—

Totals	$(508,226)	$(736,379)	$228,153	$—	$—

Real Estate Securities Futures	$(6,444)	$—	$—	$—	$(6,444)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Natural
Resources Equity
Futures	$3,443	$—	$—	$—	$3,443

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended June 30, 2016. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,622,932	$—	$—
MyDestination 2015	—	6,340,822	—	—
MyDestination 2025	—	10,970,336	—	—
MyDestination 2035	—	8,299,652	—	—
MyDestination 2045	—	5,981,384	—	—
MyDestination 2055	—	785,965	—	—
Conservative Allocation	—	6,143,884	—	—
Balanced Allocation	—	28,792,949	—	—
Growth Allocation	—	20,855,930	—	—
Aggressive Allocation	—	19,158,642	—	—
Low-Duration Bond	23,082,139	529,040,818	212,138	—
Medium-Duration Bond	69,160,186	320,623,370	516,102	4,905,386,000
Global Bond	24,389,011	34,532,428	56,249	—
Defensive Market Strategies	860,979	26,342,425	—	—
Equity Index	—	21,195,531	—	—
Value Equity	—	44,484,335	—	—
Growth Equity	—	48,535,526	—	—
Small Cap Equity	—	18,563,321	—	—
International Equity Index	—	6,795,110	—	—
International Equity	236,584,259	94,113,573	—	—
Emerging Markets Equity	83,487,918	36,626,497	—	2,689,927
Inflation Protected Bond	21,613,638	29,565,637	918,935	—
Real Estate Securities	—	9,888,346	—	—
Global Natural Resources Equity	—	890,193	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$68,127,673	$169,717,159	$477,012	$180,910,000
Medium-Duration Bond	125,107,480	551,966,133	658,044	502,450,000
Global Bond	33,470,003	24,629,578	—	—
Defensive Market Strategies	5,345,187	—	796,574	—
International Equity	192,983,579	18,795,379	—	—
Emerging Markets Equity	76,794,924	4,949,215	—	4,318,429
Inflation Protected Bond	33,931,162	37,359,181	473,122	—

j. Dividends and Distributions to Shareholders

The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund and Flexible Income Fund declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Asset Allocation Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.

k. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

l. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS

a. Investment Advisory Fees (Affiliate)

Pursuant to a separate investment advisory agreement, GSCM acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. The aggregate fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees.”

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the period ended June 30, 2016, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	0.00%
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.06%
Low-Duration Bond	0.11%	0.19%
Medium-Duration Bond	0.13%	0.20%
Extended-Duration Bond	0.25%	0.24%
Global Bond	0.25%	0.25%
Defensive Market Strategies	0.33%	0.32%
Equity Index	0.08%	0.02%
Value Equity	0.33%	0.23%
Growth Equity	0.33%	0.39%
Small Cap Equity	0.33%	0.64%
International Equity Index	0.10%	0.08%
International Equity	0.33%	0.42%
Emerging Markets Equity	0.33%	0.74%
Inflation Protected Bond	0.20%	0.11%
Flexible Income	0.20%	0.49%
Real Estate Securities	0.30%	0.43%
Global Natural Resources Equity	0.36%	0.54%

For the period ended June 30, 2016, advisory fees and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$50,460	$(71,125)	$(20,665)
MyDestination 2015	244,935	(104,494)	140,441
MyDestination 2025	364,050	(124,524)	239,526
MyDestination 2035	198,803	(97,169)	101,634
MyDestination 2045	143,288	(87,880)	55,408
MyDestination 2055	20,983	(62,058)	(41,075)
Conservative Allocation	181,179	(65,015)	116,164
Balanced Allocation	738,230	(113,416)	624,814
Growth Allocation	532,102	(44,492)	487,610
Aggressive Allocation	454,570	—	454,570
Money Market(1)	452,061	—	452,061
Low-Duration Bond	475,423	(35,503)	439,920
Medium-Duration Bond	586,007	(38,314)	547,693
Extended-Duration Bond	336,800	(8,587)	328,213
Global Bond	490,335	(20,681)	469,654
Defensive Market Strategies	1,033,331	(22,395)	1,010,936
Equity Index	245,552	(18,487)	227,065
Value Equity	1,998,117	(36,742)	1,961,375
Growth Equity	2,188,744	(41,557)	2,147,187
Small Cap Equity	792,499	(39,466)	753,033
International Equity Index	56,168	(17,080)	39,088
International Equity	2,051,857	(59,242)	1,992,615
Emerging Markets Equity	512,899	(264,643)	248,256
Inflation Protected Bond	302,675	(8,822)	293,853
Flexible Income	144,140	(2,786)	141,354
Real Estate Securities	376,578	(37,993)	338,585
Global Natural Resources Equity	362,888	(14,490)	348,398

(1)	The Statement of Operations “Expenses waived/reimbursed net of amount recaptured” for the Money Market Fund includes shareholder servicing fee waiver and other waivers.

b. Shareholder Servicing Fees (Affiliate)

The Board of Trustees has adopted a Shareholder Service Plan for the Investor Class of each Fund. Under this Plan, the Investor Class of each Fund, was authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.

GuideStone Financial Resources (or its affiliate) voluntarily agreed to waive shareholder servicing fees and/or reimburse expenses for the Investor Class of the Money Market Fund to the extent necessary to maintain a minimum daily net yield of at least 0.01%. This voluntary shareholder servicing fee waiver and expense reimbursement may be changed or terminated with the consent of the Board of Trustees at any time.

c. Expense Limitation (Affiliate)

GSCM has agreed, through April 30, 2017, to waive fees and reimburse expenses of the Institutional Class and Investor Class of each Fund (excluding interest, taxes, brokerage commissions, expense incurred in connection with aquired fund fees, expenses on securities sold short, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

	For the Period		For the Period
	January 1, 2016		May 1, 2016
	to		to
	April 30, 2016		June 30, 2016
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2005	N/A	0.35%	N/A	0.35%
MyDestination 2015	N/A	0.35%	N/A	0.35%
MyDestination 2025	N/A	0.35%	N/A	0.35%
MyDestination 2035	N/A	0.35%	N/A	0.35%
MyDestination 2045	N/A	0.35%	N/A	0.35%
MyDestination 2055	N/A	0.35%	N/A	0.35%
Conservative Allocation	N/A	0.35%	N/A	N/A
Global Bond	N/A	0.92%	N/A	N/A
Small Cap Equity	1.03%	1.29%	N/A	N/A
International Equity Index	0.57%	N/A	0.57%	N/A
Emerging Markets Equity	1.28%	1.55%	1.32%	1.57%
Flexible Income	N/A	1.12%	N/A	1.12%
Real Estate Securities	N/A	1.12%	N/A	N/A

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2016, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

		Institutional Class			Investor Class
	2013	2014	2015	2016	2013	2014	2015	2016
MyDestination 2005	N/A	N/A	N/A	N/A	$40,223	$32,879	$96,582	$71,125
MyDestination 2015	N/A	N/A	N/A	N/A	N/A	N/A	93,914	104,494
MyDestination 2025	N/A	N/A	N/A	N/A	N/A	N/A	126,742	124,524
MyDestination 2035	N/A	N/A	N/A	N/A	N/A	N/A	118,651	97,169
MyDestination 2045	N/A	N/A	N/A	N/A	N/A	N/A	98,363	87,880
MyDestination 2055	N/A	N/A	N/A	N/A	87,450	91,150	110,496	62,058
International Equity Index	N/A	N/A	N/A	$17,080	N/A	N/A	N/A	N/A
Emerging Markets Equity	$22,538	$176,022	$415,435	210,298	111,351	849,038	327,548	43,370
Flexible Income	N/A	N/A	N/A	N/A	18,287	10,828	50,597	N/A

During the period ended June 30, 2016, GSCM recaptured the following amounts:

	Institutional Class	Investor Class
Flexible Income	N/A	$9,968

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place a certain percentage of security trades (if feasible) with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds as follows:

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$10,000
Small Cap Equity	31,389
International Equity	7,000
Real Estate Securities	8,219

e. Administrator, Transfer Agent and Distributor

For its services as Administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the period ended June 30, 2016, BNY Mellon received $1,685,816 in aggregate fees and expenses for services rendered under the various agreements described above.

Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.

f. Investments in Affiliates

The Target Date and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2016, the Target Date and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

	MyDestination	MyDestination	MyDestination	MyDestination	MyDestination	MyDestination
Fund	2005	2015	2025	2035	2045	2055
Low-Duration Bond	5.22%	8.63%	6.97%	0.58%	—	—
Medium-Duration Bond	1.36	8.01	9.53	3.27	0.27%	—
Extended-Duration Bond	—	3.36	11.17	2.65	—	—
Global Bond	0.69	5.68	10.19	8.87	4.64	0.57%
Defensive Market Strategies	1.47	13.19	20.26	1.51	—	—
Equity Index	0.80	6.49	13.93	12.13	10.13	1.60
Value Equity	0.33	2.70	5.81	5.04	4.21	0.67
Growth Equity	0.32	2.58	5.55	4.80	4.02	0.63
Small Cap Equity	0.31	3.00	6.52	6.94	6.33	1.03
International Equity Index	1.65	13.63	29.24	26.39	22.34	3.67
International Equity	0.33	2.82	6.13	5.30	4.55	0.74
Emerging Markets Equity	0.49	4.07	8.75	7.91	6.77	1.05
Inflation Protected Bond	3.40	16.36	11.51	—	—	—
Flexible Income	3.41	16.52	10.68	—	—	—
Real Estate Securities	0.40	1.99	7.09	5.36	3.88	0.61
Global Natural Resources Equity	0.94	4.83	10.55	6.95	4.96	0.69

	Conservative Allocation	Balanced Allocation	Growth Allocation	Aggressive Allocation
Fund	Fund	Fund	Fund	Fund
Low-Duration Bond	18.76%	22.22%	9.67%	—
Medium-Duration Bond	4.88	28.82	12.55	—
Extended-Duration Bond	—	33.19	14.50	—
Global Bond	2.47	29.27	12.98	—
Defensive Market Strategies	4.90	17.73	—	—
Value Equity	1.70	13.55	18.64	23.32%
Growth Equity	1.61	12.91	17.79	22.27
Small Cap Equity	1.05	8.35	11.42	14.02
International Equity	1.70	13.54	18.67	23.31
Emerging Markets Equity	1.66	13.32	18.33	22.93
Inflation Protected Bond	11.87	28.32	—	—
Flexible Income	11.92	29.04	—	—
Real Estate Securities	1.42	15.11	14.37	—
Global Natural Resources Equity	3.60	20.69	16.68	—

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the period ended June 30, 2016 is as follows:

	Total Value at 12/31/15	Total Value at 06/30/16	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005
Money Market	$2,260,204	$1,606,840	$13,684,457	$14,337,821	$2,861	$—
Low-Duration Bond	37,094,911	41,814,969	4,606,014	317,500	143,014	—
Medium-Duration Bond	9,918,748	11,146,170	970,616	152,000	100,115	—
Global Bond	2,468,525	2,824,665	231,361	72,500	37,361	—
Defensive Market Strategies	9,506,353	9,960,827	674,908	813,000	69,667	36,741
Equity Index	3,230,478	3,501,921	455,313	267,500	48,791	11,522
Value Equity	3,213,837	3,480,523	581,617	303,500	42,894	39,723
Growth Equity	3,238,253	3,458,831	669,978	270,000	2,795	75,684
Small Cap Equity	1,092,769	1,219,157	184,500	87,500	—	—
International Equity Index	1,875,689	1,976,236	311,500	151,000	—	—
International Equity	3,784,279	3,970,924	550,500	282,500	—	—
Emerging Markets Equity	1,464,847	1,642,029	236,500	217,000	—	—
Inflation Protected Bond	9,443,214	10,507,111	850,000	304,000	—	—
Flexible Income	4,733,235	5,163,994	479,111	116,000	65,111	—
Real Estate Securities	948,592	1,047,790	109,754	82,000	17,209	2,545
Global Natural Resources Equity	1,758,019	2,170,074	463,000	665,500	—	—

	$96,031,953	$105,492,061	$25,059,129	$18,439,321	$529,818	$166,215

MyDestination 2015
Money Market	$7,564,983	$6,528,282	$32,186,586	$33,223,287	$10,862	$—
Low-Duration Bond	64,048,691	69,122,474	5,737,829	1,375,000	237,829	—
Medium-Duration Bond	61,585,084	65,865,823	3,465,602	1,600,000	590,602	—
Extended-Duration Bond	7,044,821	6,002,691	249,704	1,968,000	197,054	52,649
Global Bond	21,596,735	23,129,449	304,942	350,000	304,942	—
Defensive Market Strategies	84,004,598	89,219,129	1,711,181	1,532,000	629,300	331,881
Equity Index	26,515,934	28,499,725	1,590,844	200,000	—	—
Value Equity	26,204,711	28,473,832	2,930,765	500,000	351,888	325,877
Growth Equity	26,603,227	28,221,990	3,494,438	400,000	22,593	611,845
Small Cap Equity	10,253,010	11,642,159	1,100,000	—	—	—
International Equity Index	15,788,788	16,274,854	1,250,000	200,000	—	—
International Equity	31,409,631	33,641,934	2,975,000	—	—	—
Emerging Markets Equity	12,264,465	13,710,008	950,000	818,000	—	—
Inflation Protected Bond	47,449,917	50,618,665	1,900,000	1,250,000	—	—
Flexible Income	23,439,077	25,018,964	1,265,719	—	315,719	—
Real Estate Securities	5,043,631	5,189,974	97,106	—	481,672	106,278
Global Natural Resources Equity	8,646,505	11,138,869	250,000	600,000	—	—

	$479,463,808	$512,298,822	$61,459,716	$44,016,287	$3,142,461	$1,428,530

	Total Value at 12/31/15	Total Value at 06/30/16	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2025
Money Market	$11,309,093	$13,828,492	$45,990,146	$43,470,747	$17,185	$—
Low-Duration Bond	48,072,204	55,833,506	8,940,651	1,740,000	187,651	—
Medium-Duration Bond	69,486,725	78,405,433	8,616,118	2,500,000	686,119	—
Extended-Duration Bond	17,431,820	19,928,319	1,302,344	475,000	484,841	127,502
Global Bond	38,560,397	41,517,910	815,467	710,000	550,467	—
Defensive Market Strategies	123,486,696	137,055,438	6,364,111	290,000	958,576	505,535
Equity Index	55,427,358	61,187,318	4,611,689	100,000	—	—
Value Equity	55,427,379	61,251,051	6,263,598	—	746,385	691,214
Growth Equity	55,885,629	60,769,664	8,264,171	200,000	48,081	1,302,090
Small Cap Equity	22,620,789	25,258,416	2,152,000	—	—	—
International Equity Index	33,352,119	34,922,107	2,998,000	180,000	—	—
International Equity	66,721,372	73,145,028	8,073,800	—	—	—
Emerging Markets Equity	26,316,876	29,444,777	1,425,000	950,000	—	—
Inflation Protected Bond	30,909,229	35,595,412	3,000,000	—	—	—
Flexible Income	13,552,494	16,176,952	2,441,183	—	191,183	—
Real Estate Securities	18,823,024	18,540,673	352,375	1,871,000	1,149,670	244,394
Global Natural Resources Equity	20,141,519	24,348,534	500,000	2,650,000	—	—

	$707,524,723	$787,209,030	$112,110,653	$55,136,747	$5,020,158	2,870,735

MyDestination 2035
Money Market	$8,731,577	$9,102,144	$24,381,235	$24,010,668	$12,123	$—
Low-Duration Bond	3,790,237	4,664,631	925,063	96,000	15,063	—
Medium-Duration Bond	22,844,297	26,858,499	4,354,749	1,276,500	229,749	—
Extended-Duration Bond	3,812,608	4,730,882	584,228	50,000	111,108	28,120
Global Bond	32,520,137	36,134,563	1,945,973	745,000	470,973	—
Defensive Market Strategies	7,540,848	10,201,878	2,240,983	85,500	71,352	37,630
Equity Index	49,086,392	53,264,147	3,224,705	—	735,112	173,593
Value Equity	48,973,198	53,047,801	4,551,810	—	650,964	602,846
Growth Equity	49,127,124	52,594,416	6,307,054	—	41,934	1,135,620
Small Cap Equity	24,468,156	26,879,265	1,931,500	—	—	—
International Equity Index	30,130,432	31,523,108	2,489,500	—	—	—
International Equity	60,330,943	63,204,252	4,418,000	—	—	—
Emerging Markets Equity	23,833,404	26,621,542	1,207,000	750,000	—	—
Real Estate Securities	13,004,386	14,024,184	537,398	377,000	228,593	33,805
Global Natural Resources Equity	12,816,847	16,050,906	550,000	1,342,000	—	—

	$391,010,586	$428,902,218	$59,649,198	$28,732,668	$2,566,971	$2,011,614

	Total Value at 12/31/15	Total Value at 06/30/16	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2045
Money Market	$6,667,359	$6,884,377	$19,375,668	$19,158,650	$8,787	$—
Medium-Duration Bond	1,966,542	2,250,005	257,485	55,000	19,984	—
Global Bond	17,205,989	18,917,198	814,113	384,000	248,113	—
Equity Index	40,078,647	44,487,953	3,604,515	—	615,636	145,379
Value Equity	40,047,404	44,343,329	4,729,505	43,000	544,372	504,133
Growth Equity	40,096,168	44,006,434	6,317,318	74,500	34,875	944,443
Small Cap Equity	22,101,990	24,542,877	2,123,000	123,500	—	—
International Equity Index	25,017,796	26,683,320	2,564,500	—	—	—
International Equity	49,990,802	54,296,585	6,590,000	1,040,000	—	—
Emerging Markets Equity	19,726,878	22,780,284	2,107,000	1,029,500	—	—
Real Estate Securities	9,352,191	10,147,691	449,867	273,000	165,406	24,461
Global Natural Resources Equity	9,206,392	11,454,586	400,000	1,078,500	—	—

	$281,458,158	$310,794,639	$49,332,971	$23,259,650	$1,637,173	$1,618,416

MyDestination 2055
Money Market	$864,216	$1,159,329	$6,755,044	$6,459,931	$1,284	$—
Global Bond	1,886,080	2,334,913	579,950	283,934	29,577	—
Equity Index	5,578,177	7,020,081	1,426,065	126,064	97,010	22,909
Value Equity	5,573,463	7,011,989	1,502,173	26,000	85,340	79,032
Growth Equity	5,574,906	6,955,410	1,981,701	283,600	5,520	149,474
Small Cap Equity	3,148,528	3,975,546	913,269	184,205	—	—
International Equity Index	3,493,301	4,384,796	1,006,412	9,000	—	—
International Equity	6,989,558	8,780,284	2,126,585	185,000	—	—
Emerging Markets Equity	2,764,097	3,524,966	794,844	343,500	—	—
Real Estate Securities	1,253,420	1,583,845	352,361	119,245	25,817	3,818
Global Natural Resources Equity	1,247,143	1,588,905	618,353	701,824	—	—

	$38,372,889	$48,320,064	$18,056,757	$8,722,303	$244,548	$255,233

Conservative Allocation
Money Market	$4,583,563	$4,728,728	$21,130,821	$20,985,656	$7,051	$—
Low-Duration Bond	150,222,650	150,241,115	4,072,822	5,637,000	522,822	—
Medium-Duration Bond	40,046,340	40,149,690	520,918	1,940,000	370,918	—
Global Bond	9,770,811	10,060,677	265,981	705,000	137,981	—
Defensive Market Strategies	32,613,520	33,165,046	356,848	1,699,000	233,634	123,214
Value Equity	17,065,496	17,905,014	1,967,226	1,000,000	221,811	205,415
Growth Equity	17,406,201	17,690,325	2,263,431	950,000	14,260	386,172
Small Cap Equity	3,762,956	4,076,534	521,000	300,000	—	—
International Equity	20,226,463	20,257,938	1,608,000	1,085,000	—	—
Emerging Markets Equity	5,090,634	5,585,610	569,000	625,000	—	—
Inflation Protected Bond	36,163,674	36,703,091	—	1,350,000	—	—
Flexible Income	17,974,169	18,048,240	234,030	391,000	234,030	—
Real Estate Securities	3,684,974	3,702,179	113,269	350,000	60,345	8,924
Global Natural Resources Equity	6,875,930	8,301,699	509,000	1,200,000	—	—

	$365,487,381	$370,615,886	$34,132,346	$38,217,656	$1,802,852	$723,725

	Total Value at 12/31/15	Total Value at 06/30/16	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Balanced Allocation
Money Market	$42,453,581	$34,211,456	$39,512,468	$47,754,593	$46,141	$—
Low-Duration Bond	181,725,741	177,996,533	2,041,617	7,668,000	626,617	—
Medium-Duration Bond	245,812,360	237,066,691	2,223,849	20,132,000	2,223,849	—
Extended-Duration Bond	65,152,208	59,215,266	2,535,924	13,970,000	1,594,689	441,235
Global Bond	120,548,248	119,252,606	1,638,729	11,541,000	1,638,729	—
Defensive Market Strategies	122,548,531	119,926,080	1,294,929	10,895,000	847,810	447,119
Value Equity	140,741,304	142,718,732	13,037,202	10,150,000	1,758,597	1,628,605
Growth Equity	143,152,463	141,511,581	13,518,192	6,793,000	112,645	3,050,547
Small Cap Equity	30,990,313	32,365,811	2,827,000	2,118,000	—	—
International Equity	165,334,059	161,611,621	7,000,000	6,655,000	—	—
Emerging Markets Equity	40,953,235	44,816,881	3,500,000	4,017,000	—	—
Inflation Protected Bond	89,932,438	87,594,031	1,760,000	8,756,000	—	—
Flexible Income	45,357,702	43,989,502	577,269	2,514,000	577,269	—
Real Estate Securities	44,462,159	39,512,685	755,233	8,539,000	657,935	97,298
Global Natural Resources Equity	44,193,189	47,761,228	228,000	9,778,000	—	—

	$1,523,357,531	$1,489,550,704	$92,450,412	$171,280,593	$10,084,281	$5,664,804

Growth Allocation
Money Market	$27,757,264	$21,141,036	$36,604,322	$43,220,550	$30,699	$—
Low-Duration Bond	82,705,113	77,464,871	3,714,046	9,785,000	278,046	—
Medium-Duration Bond	110,995,806	103,204,918	3,115,253	14,929,000	979,253	—
Extended-Duration Bond	28,805,675	25,870,384	1,574,662	6,935,000	703,142	191,520
Global Bond	54,003,392	52,890,680	730,698	5,691,000	730,698	—
Value Equity	198,432,917	196,372,095	11,064,050	11,330,000	2,417,887	2,239,163
Growth Equity	205,396,019	194,961,558	8,049,425	6,205,000	156,312	4,233,113
Small Cap Equity	41,521,669	44,256,936	3,500,000	1,629,000	—	—
International Equity	230,986,326	222,798,402	2,700,000	4,973,000	—	—
Emerging Markets Equity	57,702,803	61,695,736	3,200,000	4,993,000	—	—
Real Estate Securities	42,946,950	37,575,619	703,055	8,699,000	612,479	90,575
Global Natural Resources Equity	33,035,311	38,508,392	500,000	5,123,000	—	—

	$1,114,289,245	$1,076,740,627	$75,455,511	$123,512,550	$5,908,516	$6,754,371

Aggressive Allocation
Money Market	$23,772,781	$16,806,367	$24,198,398	$31,164,812	$26,800	$—
Value Equity	254,768,426	245,690,821	5,862,349	12,000,000	3,043,665	2,818,684
Growth Equity	262,055,612	244,069,330	7,196,436	9,169,000	196,269	5,315,168
Small Cap Equity	55,397,826	54,353,217	2,527,000	4,500,000	—	—
International Equity	295,949,517	278,169,681	—	10,047,000	—	—
Emerging Markets Equity	73,918,724	77,166,485	3,150,000	7,233,000	—	—

	$965,862,886	$916,255,901	$42,934,183	$74,113,812	$3,266,734	$8,133,852

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The

Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At June 30, 2016, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$62,807,260	$3,188,563	$61,010,537	$64,199,100
Medium-Duration Bond	71,942,586	46,101,834	27,603,402	73,705,236
Extended-Duration Bond	17,444,186	9,022,737	8,768,342	17,791,079
Global Bond	45,664,382	2,779,597	43,951,302	46,730,899
Defensive Market Strategies	98,235,734	1,612,472	99,190,204	100,802,676
Equity Index	56,546,967	1,048,716	56,004,589	57,053,305
Value Equity	206,041,557	11,702,623	197,109,325	208,811,948
Growth Equity	204,885,611	12,366,167	198,241,722	210,607,889
Small Cap Equity	164,254,392	2,111,208	164,795,467	166,906,675
International Equity Index	5,550,162	467,042	5,422,267	5,889,309
International Equity	107,346,800	12,828,699	97,902,849	110,731,548
Emerging Markets Equity	25,419,953	2,051,927	24,228,437	26,280,364
Flexible Income	3,440,535	—	3,712,013	3,712,013
Real Estate Securities	37,166,142	1,368,464	36,512,549	37,881,013
Global Natural Resources Equity	73,448,010	20,515,306	57,073,930	77,589,236

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At June 30, 2016, the securities loaned which are subject to an MA on a net payment basis are as follows:

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Low-Duration Bond	$62,807,260	$(3,188,563)	$(59,618,697)	$—
Medium-Duration Bond	71,942,586	(46,101,834)	(25,840,752)	—
Extended-Duration Bond	17,444,186	(9,022,737)	(8,421,449)	—
Global Bond	45,664,382	(2,779,597)	(42,884,785)	—
Defensive Market Strategies	98,235,734	(1,612,472)	(96,623,262)	—
Equity Index	56,546,967	(1,048,716)	(55,498,251)	—
Value Equity	206,041,557	(11,702,623)	(194,338,934)	—
Growth Equity	204,885,611	(12,366,167)	(192,519,444)	—
Small Cap Equity	164,254,392	(2,111,208)	(162,143,184)	—
International Equity Index	5,550,162	(467,042)	(5,083,120)	—
International Equity	107,346,800	(12,828,699)	(94,518,101)	—
Emerging Markets Equity	25,419,953	(2,051,927)	(23,368,026)	—
Flexible Income	3,440,535	—	(3,440,535)	—
Real Estate Securities	37,166,142	(1,368,464)	(35,797,678)	—
Global Natural Resources Equity	73,448,010	(20,515,306)	(52,932,704)	—

(1)	Net amount represents the net amount receivable due from (payable to) the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial

Instruments sections of the Notes to Financial Statements.

The type and maturity of non-cash collateral in relation to the securities lending total value of collateral is as follows:

Fund	Up to 30 Days	30 — 90 Days	Greater than 90 Days	Total
Low-Duration Bond
U.S. Treasury Obligations	$24,240	$175,026	$2,989,297	$3,188,563
Medium-Duration Bond
U.S. Treasury Obligations	—	87,345	46,014,489	46,101,834
Extended-Duration Bond
U.S. Treasury Obligations	1,437	1,331	9,019,969	9,022,737
Global Bond
U.S. Treasury Obligations	310,617	52,554	2,416,426	2,779,597
Defensive Market Strategies
U.S. Treasury Obligations	64,277	141,145	1,407,050	1,612,472
Equity Index
U.S. Treasury Obligations	113,589	8,427	926,700	1,048,716
Value Equity
U.S. Treasury Obligations	92,748	1,122,104	10,487,771	11,702,623
Growth Equity
U.S. Treasury Obligations	2,678	87,314	12,276,175	12,366,167
Small Cap Equity
U.S. Treasury Obligations	8,962	84,614	2,017,632	2,111,208
International Equity Index
U.S. Treasury Obligations	1,643	40,814	424,585	467,042
International Equity
U.S. Treasury Obligations	—	124,072	12,704,627	12,828,699
Emerging Markets Equity
U.S. Treasury Obligations	47,845	52,466	1,951,616	2,051,927
Real Estate Securities
U.S. Treasury Obligations	—	—	1,368,464	1,368,464
Global Natural Resources Equity
U.S. Treasury Obligations	17,546	69,221	20,428,539	20,515,306

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2016, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$10,681,500	$4,101,500	$—	$—
MyDestination 2015	24,713,000	11,078,000	—	—
MyDestination 2025	58,246,800	11,666,000	—	—
MyDestination 2035	30,701,500	4,722,000	—	—
MyDestination 2045	26,710,500	4,101,000	—	—
MyDestination 2055	10,803,216	2,262,372	—	—
Conservative Allocation	10,482,000	17,232,000	—	—
Balanced Allocation	37,235,000	123,526,000	—	—
Growth Allocation	26,219,000	80,292,000	—	—
Aggressive Allocation	7,362,000	42,949,000	—	—
Low-Duration Bond	808,647,773	726,316,924	690,495,621	741,693,976
Medium-Duration Bond	1,244,796,712	1,252,916,255	248,233,365	251,325,277
Extended-Duration Bond	10,254,120	19,382,111	18,170,414	11,339,782
Global Bond	40,472,073	63,629,057	17,075,166	8,665,627
Defensive Market Strategies	228,765,415	211,899,422	—	—
Equity Index	49,881,457	13,812,612	—	—
Value Equity	228,933,854	206,819,425	—	—
Growth Equity	101,780,508	112,987,531	—	—
Small Cap Equity	164,681,152	162,409,949	—	—
International Equity Index	17,145,553	—	3,204,414	—
International Equity	211,781,031	180,635,866	—	—
Emerging Markets Equity	82,332,588	70,399,420	—	—
Inflation Protected Bond	8,065,246	9,390,691	119,689,226	133,767,915
Flexible Income	49,959,811	33,303,614	—	—
Real Estate Securities	155,304,431	169,347,267	—	—
Global Natural Resources Equity	29,492,706	32,750,706	—	—

Financial Futures Contracts

Investments as of June 30, 2016, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	09/2016	5	$522,550	GSC	$(2,497)
5-Year U.S. Treasury Note	10/2016	8	977,312	GSC	13,487

			$1,499,862		$10,990
MyDestination 2015 Fund
MSCI EAFE Index E-Mini	09/2016	13	$1,049,880	GSC	$6,820
MSCI Emerging Markets E-Mini	09/2016	4	166,940	GSC	3,890
S&P 500® E-Mini	09/2016	25	2,612,750	GSC	47,866
10-Year U.S. Treasury Note	09/2016	17	2,260,734	GSC	38,975

			$6,090,304		$97,551

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2025 Fund
MSCI EAFE Index E-Mini	09/2016	32	$2,584,320	GSC	$15,725
MSCI Emerging Markets E-Mini	09/2016	18	751,230	GSC	4,858
S&P 500® E-Mini	09/2016	49	5,120,990	GSC	(18,316)
10-Year U.S. Treasury Note	09/2016	25	3,324,609	GSC	73,207

			$11,781,149		$75,474

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	09/2016	30	$2,422,800	GSC	$14,400
MSCI Emerging Markets E-Mini	09/2016	15	626,025	GSC	5,393
S&P 500® E-Mini	09/2016	47	4,911,970	GSC	(11,737)
10-Year U.S. Treasury Note	09/2016	11	1,462,828	GSC	31,628

			$9,423,623		$39,684

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	09/2016	24	$1,938,240	GSC	$11,620
MSCI Emerging Markets E-Mini	09/2016	10	417,350	GSC	5,170
S&P 500® E-Mini	09/2016	38	3,971,380	GSC	(9,383)
10-Year U.S. Treasury Note	09/2016	4	531,938	GSC	14,072

			$6,858,908		$21,479

MyDestination 2055 Fund
S&P 500® E-Mini	09/2016	8	$836,080	GSC	$3,235
Conservative Allocation Fund
MSCI EAFE Index E-Mini	09/2016	7	$565,320	GSC	$2,660
S&P 500® E-Mini	09/2016	7	731,570	GSC	(5,218)
2-Year U.S. Treasury Note	10/2016	21	4,605,891	GSC	21,934

			$5,902,781		$19,376

Balanced Allocation Fund
MSCI EAFE Index E-Mini	09/2016	70	$5,653,200	GSC	$58,460
MSCI Emerging Markets E-Mini	09/2016	29	1,210,315	GSC	6,505
S&P 500® E-Mini	09/2016	98	10,241,980	GSC	(35,604)
10-Year U.S. Treasury Note	09/2016	31	4,122,516	GSC	109,053
5-Year U.S. Treasury Note	10/2016	49	5,986,039	GSC	91,825
Long U.S. Treasury Bond	10/2016	16	2,757,500	GSC	154,636

			$29,971,550		$384,875

Growth Allocation Fund
MSCI EAFE Index E-Mini	09/2016	61	$4,926,360	GSC	$50,426
MSCI Emerging Markets E-Mini	09/2016	27	1,126,845	GSC	6,765
S&P 500® E-Mini	09/2016	100	10,451,000	GSC	(47,497)
10-Year U.S. Treasury Note	09/2016	9	1,196,859	GSC	31,661
5-Year U.S. Treasury Note	10/2016	14	1,710,297	GSC	30,972
Long U.S. Treasury Bond	10/2016	5	861,719	GSC	48,323

			$20,273,080		$120,650

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	09/2016	73	$5,895,480	GSC	$40,786
MSCI Emerging Markets E-Mini	09/2016	34	1,418,990	GSC	8,945
S&P 500® E-Mini	09/2016	98	10,241,980	GSC	(48,476)

			$17,556,450		$1,255

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
10-Year U.S. Treasury Note	09/2016	(18)	$(2,393,719)	UBS	$(61,511)
10-Year U.S. Ultra Note	09/2016	(2)	(291,344)	UBS	114
2-Year U.S. Treasury Note	10/2016	1,080	236,874,376	CITI	1,645,442
2-Year U.S. Treasury Note	10/2016	487	106,812,797	UBS	441,661
2-Year U.S. Treasury Note	10/2016	76	16,668,938	JPM	108,995
5-Year U.S. Treasury Note	10/2016	(6)	(732,984)	CITI	(12,565)
5-Year U.S. Treasury Note	10/2016	(52)	(6,352,531)	JPM	(110,326)
5-Year U.S. Treasury Note	10/2016	(201)	(24,554,977)	UBS	(203,033)
90-Day Euro	12/2016	57	14,153,813	UBS	29,110
3-Month EURIBOR	12/2017	192	53,473,310	CITI	37,838
90-Day Euro	12/2017	(57)	(14,132,438)	UBS	(46,965)
3-Month EURIBOR	12/2018	55	15,312,535	CITI	9,094
90-Day Euro	12/2019	(305)	(75,308,313)	CITI	(257,649)

			$319,529,463		$1,580,205

Medium-Duration Bond Fund
10-Year Japanese Bond	09/2016	(4)	$(5,923,401)	GSC	$(38,379)
Euro	09/2016	(8)	(1,110,750)	GSC	32,974
10-Year U.S. Treasury Note	09/2016	135	17,952,891	CITI	387,226
10-Year U.S. Treasury Note	09/2016	(887)	(117,957,141)	GSC	(2,919,680)
Euro-Bund	09/2016	(10)	(1,854,622)	CITI	(39,851)
Euro-Bund	09/2016	(51)	(9,458,573)	GSC	(197,386)
Long U.S. Treasury Bond	09/2016	(94)	(16,200,313)	GSC	(855,563)
Ultra Long U.S. Treasury Bond	09/2016	227	42,307,125	CITI	1,991,651
Ultra Long U.S. Treasury Bond	09/2016	90	16,773,750	GSC	1,049,490
Ultra Long U.S. Treasury Bond	09/2016	37	6,895,875	DEUT	270,520
Ultra Long U.S. Treasury Bond	09/2016	(15)	(2,795,625)	CITI	27,283
2-Year U.S. Treasury Note	10/2016	56	12,282,375	GSC	83,224
2-Year U.S. Treasury Note	10/2016	42	9,211,781	CITI	51,194
5-Year U.S. Treasury Note	10/2016	1,232	150,506,125	GSC	2,590,998
5-Year U.S. Treasury Note	10/2016	845	103,228,633	CITI	1,676,483
Long U.S. Treasury Bond	10/2016	65	11,202,344	CITI	535,303
90-Day Euro	12/2016	(584)	(145,014,500)	GSC	(323,283)
90-Day Euro	03/2017	84	20,854,050	GSC	103,515
90-Day Euro	06/2017	(176)	(43,678,800)	DEUT	(832,105)
90-Day Euro	09/2017	(312)	(77,399,400)	DEUT	(1,427,780)
90-Day Euro	12/2017	(70)	(17,355,625)	GSC	(120,640)
90-Day Euro	06/2018	(72)	(17,836,200)	UBS	(107,501)

			$(65,370,001)		$1,937,693

Global Bond Fund
Euro-Buxl®	09/2016	(3)	$(653,068)	GSC	$(59,266)
10-Year U.S. Treasury Note	09/2016	(129)	(17,154,984)	GSC	(346,097)
Euro-Bund	09/2016	(17)	(3,152,858)	GSC	(67,216)
Ultra Long U.S. Treasury Bond	09/2016	(46)	(8,573,250)	GSC	(521,825)
5-Year U.S. Treasury Note	10/2016	413	50,453,758	GSC	864,796
Long U.S. Treasury Bond	10/2016	5	861,719	GSC	47,210

			$21,781,317		$(82,398)

Defensive Market Strategies Fund
S&P 500® E-Mini	09/2016	259	$27,068,090	GSC	$(193,065)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Equity Index Fund
S&P 500® E-Mini	09/2016	150	$15,676,500	GSC	$(14,127)

Value Equity Fund
S&P 500® E-Mini	09/2016	366	$38,250,660	GSC	$(175,934)

Growth Equity Fund
S&P 500® E-Mini	09/2016	455	$47,552,050	GSC	$(306,773)

Small Cap Equity Fund
Russell 2000® IMM-Mini	09/2016	115	$13,195,100	GSC	$(125,831)

International Equity Index Fund
MSCI EAFE Index E-Mini	09/2016	61	$4,926,360	GSC	$49,375

International Equity Fund
IBEX 35	07/2016	14	$1,262,703	BAR	$(8,535)
AEX Index	07/2016	(20)	(1,932,305)	BAR	(64,014)
BIST 30 Index	07/2016	64	1,507,475	BAR	61,013
CAC40 Index	07/2016	162	7,611,897	BAR	142,916
Hang Seng Index	07/2016	30	4,050,025	GSC	186,232
OMX 30 Index	07/2016	(123)	(1,916,809)	BAR	(26,697)
MSCI EAFE Index E-Mini	09/2016	370	29,881,200	GSC	259,930
ASX SPI 200 Index	09/2016	(125)	(12,063,331)	BAR	(107,503)
DAX Index	09/2016	48	12,875,596	BAR	97,772
FTSE 100 Index®	09/2016	46	3,932,999	BAR	213,833
S&P/TSE 60 Index	09/2016	(51)	(6,441,565)	BAR	(20,787)
Swiss Market Index Future	09/2016	(9)	(735,484)	JPM	(30,602)
TOPIX Index®	09/2016	118	14,232,218	BAR	(932,701)

			$52,264,619		$(229,143)

Emerging Markets Equity Fund
HSCEI Index	07/2016	89	$5,004,608	BAR	$170,119
HSCEI Index	07/2016	59	3,317,662	GSC	153,333
MSCI Taiwan Index	07/2016	(11)	(349,250)	BAR	(11,052)
SGX CNX Nifty Index	07/2016	(34)	(566,814)	BAR	(13,909)
BIST 30 Index	07/2016	9	211,989	BAR	4,837
KOSPI 200 Index	09/2016	20	2,120,502	GSC	(31,916)
KOSPI 200 Index	09/2016	17	1,802,427	JPM	(29,166)
KOSPI 200 Index	09/2016	8	848,201	BAR	(16,051)
SGX CNX Nifty Index	09/2016	(133)	(2,217,243)	GSC	(46,759)
FTSE/JSE Top 40 Index	09/2016	(98)	(3,090,513)	BAR	16,634
Mexican Bolsa IPC Index	09/2016	4	100,883	JPM	2,280
MSCI Emerging Markets E-Mini	09/2016	481	20,074,535	GSC	289,968
TA-25 Index	09/2016	(47)	(2,482,365)	GSC	(51,548)
SET50 Index	09/2016	29	148,994	BAR	2,231
TA-25 Index	10/2016	47	1,702,410	GSC	(35,603)

			$26,626,026		$403,398

Inflation Protected Bond Fund
Euro-BOBL	09/2016	(1)	$(148,263)	UBS	$(1,188)
FTSE Bursa Malaysia KLCI	09/2016	(52)	(8,229,630)	GSC	(79,351)
Euro-Buxl®	09/2016	(1)	(217,689)	UBS	(15,360)
10-Year U.S. Treasury Note	09/2016	62	8,245,031	UBS	134,945
10-Year U.S. Ultra Note	09/2016	(21)	(3,059,109)	UBS	(91,337)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Euro-Bund	09/2016	(36)	$(6,676,640)	UBS	$(92,294)
Long U.S. Treasury Bond	09/2016	(11)	(1,895,781)	UBS	(63,358)
Ultra Long U.S. Treasury Bond	09/2016	(55)	(10,250,625)	UBS	(641,355)
2-Year U.S. Treasury Note	10/2016	8	1,754,625	UBS	11,488
5-Year U.S. Treasury Note	10/2016	12	1,465,969	UBS	10,355

			$(19,012,112)		$(827,455)

Real Estate Securities Fund
S&P 500® MidCap 400	09/2016	64	$9,555,200	GSC	$33,086

Global Natural Resources Equity Fund
S&P/TSE 60 Index	09/2016	3	$378,916	GSC	$1,579
FTSE 100 Index®	09/2016	1	85,500	GSC	1,864

			$464,416		$3,443

Forward Foreign Currency Contracts

As of June 30, 2016, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying statements of assets and liabilities. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/05/16	Japanese Yen	423,300,000	U.S. Dollars	4,138,752	GSC	$(38,947)
07/05/16	U.S. Dollars	10,671,581	Euro	9,566,000	GSC	53,676
07/05/16	Euro	5,441,000	U.S. Dollars	6,186,192	CITIG	(146,884)
07/05/16	Euro	4,717,000	U.S. Dollars	5,217,002	BAR	18,693
07/05/16	U.S. Dollars	4,185,583	Euro	3,776,000	GSC	(5,638)
07/05/16	U.S. Dollars	3,871,585	Japanese Yen	429,600,000	CITI	(289,238)
07/05/16	U.S. Dollars	3,016,724	Euro	2,737,000	UBS	(21,244)
07/05/16	Euro	2,145,000	U.S. Dollars	2,440,740	UBS	(59,869)
07/06/16	Canadian Dollars	10,760,000	U.S. Dollars	8,224,171	RBC	104,531
07/06/16	U.S. Dollars	8,143,508	Canadian Dollars	10,607,000	RBC	(66,765)
07/06/16	U.S. Dollars	1,378,661	Australian Dollars	1,903,000	SC	(40,274)
07/06/16	New Zealand Dollars	1,060,000	U.S. Dollars	729,883	HKSB	26,715
07/06/16	New Zealand Dollars	1,035,938	Australian Dollars	980,000	JPM	8,706
07/06/16	Australian Dollars	980,000	U.S. Dollars	704,327	WMR	26,391
07/06/16	Australian Dollars	970,000	Canadian Dollars	911,092	WMR	18,038
07/06/16	Canadian Dollars	908,483	Australian Dollars	970,000	HKSB	(20,058)
07/06/16	U.S. Dollars	715,133	New Zealand Dollars	1,060,000	WMR	(41,465)
07/06/16	U.S. Dollars	704,327	New Zealand Dollars	1,043,725	WMR	(40,655)
07/06/16	U.S. Dollars	326,584	British Pounds	223,000	BAR	29,698
07/06/16	U.S. Dollars	72,900	British Pounds	50,000	HKSB	6,334
07/11/16	U.S. Dollars	6,383,541	Canadian Dollars	8,265,000	RBC	(14,054)
07/11/16	U.S. Dollars	1,883,114	British Pounds	1,296,000	HKSB	157,637
07/11/16	U.S. Dollars	1,066,637	Euro	940,000	CITI	23,037
07/14/16	U.S. Dollars	1,377,228	Euro	1,206,000	CITI	38,161
07/14/16	Euro	1,856,000	U.S. Dollars	2,105,632	CITI	(44,845)
07/14/16	U.S. Dollars	750,568	Euro	650,000	CITI	28,848
07/19/16	Japanese Yen	147,700,000	U.S. Dollars	1,432,117	BOA	(964)
07/19/16	Japanese Yen	156,900,000	U.S. Dollars	1,529,478	BOA	(9,181)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/16	U.S. Dollars	2,877,603	Japanese Yen	304,600,000	BOA	$(73,848)
08/02/16	U.S. Dollars	5,222,384	Euro	4,717,000	BAR	(18,796)
08/03/16	U.S. Dollars	1,360,603	Australian Dollars	1,827,000	SC	(212)
08/03/16	U.S. Dollars	316,451	British Pounds	235,000	RBS	3,511
08/05/16	Swedish Kronor	5,940,600	Euro	630,000	BNP	3,183
08/05/16	Swedish Kronor	282,969	Euro	30,000	GSC	162
08/12/16	U.S. Dollars	6,530,760	Canadian Dollars	8,307,000	JPM	100,064
08/12/16	Australian Dollars	5,814,000	U.S. Dollars	4,164,483	CITI	164,522
08/12/16	U.S. Dollars	4,353,904	Australian Dollars	5,940,000	GSC	(68,919)
08/12/16	Canadian Dollars	3,982,000	U.S. Dollars	3,056,156	GSC	26,429
08/12/16	Norwegian Krone	3,585,000	U.S. Dollars	441,802	GSC	(13,460)
08/12/16	U.S. Dollars	2,738,209	Canadian Dollars	3,500,000	JPM	28,755
08/12/16	U.S. Dollars	491,314	British Pounds	340,000	CITI	38,511
08/12/16	U.S. Dollars	113,899	Canadian Dollars	149,000	CITI	(1,447)
08/25/16	U.S. Dollars	2,448,855	Mexican Pesos	45,463,000	JPM	(23,673)
10/03/16	Danish Kroner	30,629,000	U.S. Dollars	4,633,844	HKSB	(46,795)
10/03/16	U.S. Dollars	4,704,921	Danish Kroner	30,629,000	UBS	117,872
01/03/17	U.S. Dollars	10,121,759	Danish Kroner	68,000,000	DEUT	(102,327)
01/03/17	U.S. Dollars	7,401,704	Danish Kroner	50,037,000	UBS	(121,570)
01/03/17	U.S. Dollars	4,845,186	Danish Kroner	31,254,840	CITI	145,890
01/03/17	U.S. Dollars	111,998	Danish Kroner	750,000	DEUT	(768)
04/03/17	U.S. Dollars	4,666,875	Danish Kroner	30,600,000	BNP	47,703

						$(94,829)

Medium-Duration Bond Fund
07/05/16	Euro	4,723,000	U.S. Dollars	5,359,503	CITI	$(117,148)
07/05/16	U.S. Dollars	310,753	British Pounds	233,000	JPM	557
07/05/16	U.S. Dollars	11,704,735	Euro	10,492,119	GSC	58,872
07/05/16	U.S. Dollars	7,987,606	British Pounds	5,440,000	BNP	745,250
07/05/16	Euro	7,971,119	U.S. Dollars	8,816,058	BAR	31,589
07/05/16	U.S. Dollars	3,193,516	Euro	2,844,000	JPM	36,782
07/05/16	Euro	1,919,000	U.S. Dollars	2,140,027	CITI	(10,008)
07/05/16	U.S. Dollars	1,495,455	British Pounds	1,013,000	CITI	146,833
07/05/16	U.S. Dollars	1,426,852	Euro	1,277,000	CITI	9,429
07/05/16	British Pounds	1,331,000	U.S. Dollars	1,921,687	JPM	(149,706)
07/05/16	U.S. Dollars	1,306,196	British Pounds	917,000	JPM	85,380
07/05/16	British Pounds	764,000	U.S. Dollars	1,101,645	UBS	(84,520)
07/13/16	U.S. Dollars	570,170	Euro	502,700	WEST	12,024
07/13/16	Euro	72,740	U.S. Dollars	82,212	CITI	(1,449)
07/14/16	British Pounds	484,000	U.S. Dollars	653,376	BAR	(8,968)
07/14/16	Indian Rupees	235,150,000	U.S. Dollars	3,501,079	BOA	(25,888)
07/14/16	Japanese Yen	196,992,539	U.S. Dollars	1,801,223	BOA	107,256
07/14/16	Chinese Yuan Renminbi	9,880,000	U.S. Dollars	1,512,785	BAR	(26,407)
07/14/16	U.S. Dollars	5,327,686	Japanese Yen	576,120,000	CITIC	(253,808)
07/14/16	U.S. Dollars	5,060,352	Chinese Yuan Renminbi	32,910,000	BAR	109,269
07/14/16	Singapore Dollars	4,940,000	U.S. Dollars	3,650,269	BAR	16,424
07/14/16	Euro	4,760,000	U.S. Dollars	5,284,814	BAR	394
07/14/16	U.S. Dollars	4,115,669	Euro	3,602,257	CITIC	115,946
07/14/16	U.S. Dollars	3,635,331	Singapore Dollars	4,940,000	BAR	(31,362)
07/14/16	U.S. Dollars	1,964,305	Euro	1,720,000	BAR	54,524
07/14/16	U.S. Dollars	1,852,809	Japanese Yen	196,992,539	BOA	(55,669)
07/14/16	U.S. Dollars	1,791,485	Polish Zloty	6,730,000	BAR	86,232

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/14/16	U.S. Dollars	1,463,263	Brazilian Reals	5,411,000	BAR	$(213,612)
07/14/16	U.S. Dollars	1,214,631	Chinese Yuan Renminbi	7,920,000	CITIC	23,121
07/14/16	U.S. Dollars	1,186,359	Euro	1,040,000	BOA	31,608
07/14/16	Chinese Yuan Renminbi	830,000	U.S. Dollars	127,252	BAR	(2,384)
07/14/16	U.S. Dollars	494,417	Chinese Yuan Renminbi	3,210,000	BOA	11,494
07/15/16	Russian Rubles	13,281,389	U.S. Dollars	206,137	JPM	710
07/15/16	U.S. Dollars	196,754	Russian Rubles	13,281,389	UBS	(10,093)
08/02/16	U.S. Dollars	8,825,153	Euro	7,971,119	BAR	(31,763)
08/02/16	U.S. Dollars	649,126	Brazilian Reals	2,361,000	RBC	(78,119)
08/10/16	U.S. Dollars	1,103,000	Malaysian Ringgits	4,562,008	BAR	(25,386)
08/10/16	U.S. Dollars	342,000	Malaysian Ringgits	1,408,185	UBS	(6,306)
08/12/16	Japanese Yen	477,600,000	U.S. Dollars	4,438,392	CITI	192,948
08/12/16	Japanese Yen	340,100,000	U.S. Dollars	3,206,513	HSBC	91,474
08/12/16	Japanese Yen	240,700,000	U.S. Dollars	2,201,197	GSC	132,898
08/12/16	Japanese Yen	173,600,000	U.S. Dollars	1,661,274	CITI	22,144
08/12/16	Japanese Yen	157,900,000	U.S. Dollars	1,447,922	CITI	83,252
08/12/16	Japanese Yen	56,700,000	U.S. Dollars	522,277	JPM	27,549
08/12/16	U.S. Dollars	10,604,282	Japanese Yen	1,144,874,357	HSBC	(497,691)
08/12/16	Australian Dollars	4,611,000	U.S. Dollars	3,420,414	GSC	12,857
08/12/16	U.S. Dollars	2,472,095	Euro	2,156,116	CITIC	75,519
08/12/16	U.S. Dollars	2,003,855	British Pounds	1,379,296	BOA	166,947
08/12/16	U.S. Dollars	1,387,982	Japanese Yen	152,800,000	JPM	(93,737)
08/12/16	U.S. Dollars	1,354,633	Japanese Yen	147,700,000	GSC	(77,630)
08/12/16	U.S. Dollars	1,012,850	Euro	882,297	BOA	32,156
08/12/16	U.S. Dollars	909,873	Australian Dollars	1,257,000	JPM	(26,067)
08/12/16	U.S. Dollars	844,700	Australian Dollars	1,175,000	JPM	(30,185)
08/12/16	Euro	817,687	U.S. Dollars	937,928	UBS	(29,049)
08/12/16	U.S. Dollars	255,096	Australian Dollars	354,000	GSC	(8,486)
08/12/16	U.S. Dollars	92,143	Australian Dollars	126,000	CITI	(1,675)
08/12/16	U.S. Dollars	41,005	Euro	37,001	CITIC	(122)
08/12/16	U.S. Dollars	33,040	Euro	29,001	CITIC	805
08/12/16	U.S. Dollars	23,721	Euro	21,001	CITIC	378
08/12/16	U.S. Dollars	22,760	Euro	20,001	CITIC	528
08/16/16	U.S. Dollars	636,573	Mexican Pesos	12,165,798	CITI	(25,719)
08/18/16	Indian Rupees	9,281,162	U.S. Dollars	137,265	CITI	(973)
08/18/16	U.S. Dollars	3,626,671	South Korean Won	4,203,311,200	GSC	(20,502)
08/18/16	U.S. Dollars	3,173,165	Singapore Dollars	4,309,000	CITI	(24,006)
08/18/16	Singapore Dollars	1,857,000	U.S. Dollars	1,362,861	CITI	14,987
08/18/16	U.S. Dollars	1,033,698	South Korean Won	1,213,716,450	JPM	(19,432)
08/18/16	U.S. Dollars	944,000	South Korean Won	1,123,832,000	CITI	(31,138)
08/18/16	U.S. Dollars	725,840	Taiwan Dollars	23,466,399	JPM	(2,431)
08/18/16	U.S. Dollars	602,000	South Korean Won	716,139,200	GSC	(19,387)
08/18/16	U.S. Dollars	540,594	Taiwan Dollars	17,453,085	BNP	(1,056)
08/18/16	U.S. Dollars	531,000	Singapore Dollars	732,759	JPM	(12,689)
08/18/16	U.S. Dollars	417,080	Singapore Dollars	578,000	CITI	(11,782)
08/18/16	U.S. Dollars	337,931	South Korean Won	395,733,900	CITI	(5,444)
08/18/16	U.S. Dollars	203,267	South Korean Won	236,531,400	JPM	(1,969)
08/18/16	U.S. Dollars	1,000	South Korean Won	1,190,500	GSC	(33)
08/19/16	Chinese Yuan Renminbi	2,770,702	U.S. Dollars	423,331	CITI	(7,021)
08/25/16	Mexican Pesos	22,556,000	U.S. Dollars	1,213,034	CITI	13,686
08/25/16	Mexican Pesos	4,396,000	U.S. Dollars	240,413	CITI	(1,334)
08/25/16	Mexican Pesos	4,212,000	U.S. Dollars	225,211	CITI	3,861

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Fund/Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
08/25/16	Mexican Pesos	1,992,000	U.S. Dollars	107,010	JPM	$1,325
08/25/16	U.S. Dollars	640,879	Mexican Pesos	11,793,000	BAR	(490)
08/25/16	U.S. Dollars	508,000	Mexican Pesos	9,311,640	RBS	1,582
08/25/16	U.S. Dollars	501,230	Mexican Pesos	9,077,766	JPM	7,531
08/25/16	U.S. Dollars	349,297	Mexican Pesos	6,541,000	CITI	(6,439)
08/25/16	U.S. Dollars	348,019	Mexican Pesos	6,513,000	BAR	(6,194)
09/14/16	Chinese Yuan Renminbi	12,661,426	U.S. Dollars	1,864,222	UBS	36,436
09/14/16	U.S. Dollars	739,351	Chinese Yuan Renminbi	5,010,950	BNP	(12,863)
09/14/16	U.S. Dollars	593,000	Chinese Yuan Renminbi	3,900,161	UBS	7,531
09/14/16	U.S. Dollars	570,000	Chinese Yuan Renminbi	3,750,315	BNP	7,025
09/15/16	U.S. Dollars	202,927	Russian Rubles	13,281,389	JPM	(500)
09/21/16	Switzerland Francs	41,897	Euro	38,414	MLCS	351
09/21/16	Euro	38,414	Switzerland Francs	41,626	MLCS	(72)
09/21/16	Japanese Yen	32,011,981	U.S. Dollars	307,246	CS	3,669
09/21/16	Japanese Yen	14,025,744	U.S. Dollars	135,000	MSCS	1,225
09/21/16	Japanese Yen	13,748,601	U.S. Dollars	134,000	MLCS	(467)
09/21/16	Japanese Yen	13,658,084	U.S. Dollars	134,000	SS	(1,346)
09/21/16	Japanese Yen	13,570,984	U.S. Dollars	134,000	MLCS	(2,192)
09/21/16	Japanese Yen	6,956,498	U.S. Dollars	64,134	JPM	3,431
09/21/16	Swedish Kronor	6,586,392	Euro	714,580	BNP	(14,117)
09/21/16	Swedish Kronor	4,143,687	Euro	809,363	CITI	(6,870)
09/21/16	Swedish Kronor	4,143,687	Euro	448,213	SS	(7,379)
09/21/16	Norwegian Krone	2,294,093	Euro	244,000	RBS	2,459
09/21/16	Australian Dollars	1,316,604	U.S. Dollars	946,638	WEST	32,282
09/21/16	Swedish Kronor	1,109,123	Euro	119,000	MLCS	(894)
09/21/16	Swedish Kronor	1,098,715	Euro	118,000	MLCS	(1,015)
09/21/16	U.S. Dollars	961,387	Canadian Dollars	1,256,585	SC	(11,395)
09/21/16	Swedish Kronor	924,208	U.S. Dollars	112,955	MSCS	(3,313)
09/21/16	U.S. Dollars	672,808	Canadian Dollars	880,538	CITI	(8,858)
09/21/16	U.S. Dollars	669,620	Canadian Dollars	879,512	MSCS	(11,252)
09/21/16	Norwegian Krone	627,520	U.S. Dollars	75,217	BNP	(245)
09/21/16	U.S. Dollars	556,319	New Zealand Dollars	822,118	BAR	(28,168)
09/21/16	Swedish Kronor	533,550	U.S. Dollars	64,779	CS	(1,482)
09/21/16	Norwegian Krone	496,396	U.S. Dollars	59,149	CS	157
09/21/16	Norwegian Krone	493,300	U.S. Dollars	59,119	SS	(183)
09/21/16	Swedish Kronor	449,195	U.S. Dollars	54,117	UBS	(827)
09/21/16	Norwegian Krone	436,046	U.S. Dollars	53,491	UBS	(1,395)
09/21/16	U.S. Dollars	402,572	Euro	364,000	MSCS	(2,638)
09/21/16	Euro	351,000	U.S. Dollars	401,772	SC	(11,033)
09/21/16	Canadian Dollars	349,137	U.S. Dollars	268,000	RBC	2,283
09/21/16	U.S. Dollars	327,597	British Pounds	223,742	CITI	29,493
09/21/16	U.S. Dollars	327,597	Australian Dollars	440,278	BAR	241
09/21/16	Canadian Dollars	296,340	U.S. Dollars	231,095	SS	(1,684)
09/21/16	U.S. Dollars	270,854	British Pounds	203,000	RBC	385
09/21/16	U.S. Dollars	270,684	British Pounds	201,000	UBS	2,880
09/21/16	U.S. Dollars	268,521	British Pounds	196,000	HSBC	7,379
09/21/16	U.S. Dollars	268,072	Australian Dollars	362,000	WEST	(1,083)
09/21/16	U.S. Dollars	266,439	New Zealand Dollars	377,000	HSBC	(1,590)
09/21/16	Switzerland Francs	259,981	Euro	242,000	UBS	(1,866)
09/21/16	Switzerland Francs	259,440	Euro	234,946	CS	5,430
09/21/16	New Zealand Dollars	249,854	U.S. Dollars	177,225	JPM	409
09/21/16	Euro	238,000	Switzerland Francs	258,192	MLCS	(747)

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Fund/Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
09/21/16	U.S. Dollars	230,834	Japanese Yen	25,073,927	SS	$(12,696)
09/21/16	British Pounds	204,000	U.S. Dollars	271,347	BAR	455
09/21/16	Australian Dollars	189,943	New Zealand Dollars	202,193	WEST	(2,523)
09/21/16	New Zealand Dollars	189,000	U.S. Dollars	133,194	CITI	1,176
09/21/16	Australian Dollars	184,000	New Zealand Dollars	195,675	SS	(2,308)
09/21/16	Australian Dollars	183,000	New Zealand Dollars	191,830	WEST	(318)
09/21/16	British Pounds	182,000	U.S. Dollars	266,858	DEUT	(24,369)
09/21/16	Australian Dollars	181,748	New Zealand Dollars	191,302	CITI	(874)
09/21/16	Norwegian Krone	180,800	Euro	19,218	RBS	207
09/21/16	Australian Dollars	180,000	U.S. Dollars	133,436	HSBC	398
09/21/16	Australian Dollars	180,000	U.S. Dollars	133,465	WEST	369
09/21/16	Canadian Dollars	176,410	U.S. Dollars	135,000	SS	1,567
09/21/16	Canadian Dollars	175,017	U.S. Dollars	134,000	BAR	1,488
09/21/16	Canadian Dollars	174,419	U.S. Dollars	134,000	RBC	1,025
09/21/16	Canadian Dollars	172,672	U.S. Dollars	134,000	RBC	(327)
09/21/16	U.S. Dollars	171,558	New Zealand Dollars	243,155	UBS	(1,314)
09/21/16	U.S. Dollars	143,392	British Pounds	105,584	JPM	2,717
09/21/16	U.S. Dollars	137,113	British Pounds	103,193	UBS	(378)
09/21/16	U.S. Dollars	135,120	British Pounds	102,439	CITI	(1,365)
09/21/16	U.S. Dollars	134,960	British Pounds	102,000	CITI	(940)
09/21/16	U.S. Dollars	134,716	British Pounds	98,000	BAR	4,145
09/21/16	U.S. Dollars	134,514	Euro	119,000	DEUT	2,041
09/21/16	U.S. Dollars	134,066	Euro	118,000	CITI	2,706
09/21/16	U.S. Dollars	134,055	New Zealand Dollars	191,000	DEUT	(1,737)
09/21/16	U.S. Dollars	134,000	Canadian Dollars	172,926	RBC	130
09/21/16	U.S. Dollars	134,000	Canadian Dollars	173,702	RBC	(471)
09/21/16	U.S. Dollars	134,000	Canadian Dollars	173,759	HSBC	(515)
09/21/16	U.S. Dollars	134,000	Japanese Yen	13,877,241	JPM	(782)
09/21/16	U.S. Dollars	133,992	British Pounds	97,000	SS	4,753
09/21/16	U.S. Dollars	133,926	British Pounds	91,000	SS	12,681
09/21/16	U.S. Dollars	133,796	British Pounds	91,000	BAR	12,552
09/21/16	U.S. Dollars	133,784	British Pounds	96,000	DEUT	5,878
09/21/16	U.S. Dollars	133,681	British Pounds	97,000	MSCS	4,442
09/21/16	U.S. Dollars	133,000	Japanese Yen	14,260,169	CITI	(5,502)
09/21/16	Switzerland Francs	132,032	Euro	122,000	CS	54
09/21/16	Switzerland Francs	130,595	Euro	118,000	JPM	3,029
09/21/16	U.S. Dollars	119,719	British Pounds	87,370	JPM	3,311
09/21/16	Euro	119,000	U.S. Dollars	134,582	CITI	(2,109)
09/21/16	Euro	118,000	Switzerland Francs	128,357	HSBC	(726)
09/21/16	Euro	118,000	Switzerland Francs	128,900	UBS	(1,284)
09/21/16	Euro	118,000	Switzerland Francs	129,429	CITI	(1,829)
09/21/16	Euro	118,000	U.S. Dollars	134,081	CITI	(2,722)
09/21/16	Euro	118,000	U.S. Dollars	134,244	CITI	(2,884)
09/21/16	U.S. Dollars	117,775	New Zealand Dollars	166,647	HSBC	(703)
09/21/16	U.S. Dollars	107,609	New Zealand Dollars	153,287	SS	(1,371)
09/21/16	British Pounds	103,193	U.S. Dollars	136,294	UBS	1,196
09/21/16	British Pounds	102,972	U.S. Dollars	148,717	CITI	(11,521)
09/21/16	British Pounds	102,439	U.S. Dollars	134,915	CITI	1,570
09/21/16	British Pounds	102,000	U.S. Dollars	134,365	CITI	1,536
09/21/16	British Pounds	102,000	U.S. Dollars	135,248	CITI	653
09/21/16	British Pounds	100,000	U.S. Dollars	134,583	SS	(1,347)
09/21/16	British Pounds	98,000	U.S. Dollars	133,607	SS	(3,036)

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Fund/Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
09/21/16	British Pounds	98,000	U.S. Dollars	134,399	JPM	$(3,828)
09/21/16	U.S. Dollars	76,479	Norwegian Krone	638,565	BNP	187
09/21/16	U.S. Dollars	75,210	Euro	66,654	CS	1,010
09/21/16	U.S. Dollars	74,029	Euro	64,940	CITI	1,737
09/21/16	U.S. Dollars	64,607	Swedish Kronor	530,900	HSBC	1,625
09/21/16	U.S. Dollars	64,443	New Zealand Dollars	91,802	JPM	(824)
09/21/16	U.S. Dollars	63,900	Australian Dollars	88,465	SC	(1,875)
09/21/16	U.S. Dollars	63,900	New Zealand Dollars	93,895	BAR	(2,855)
09/21/16	U.S. Dollars	59,057	New Zealand Dollars	84,391	UBS	(941)
09/21/16	U.S. Dollars	59,014	Japanese Yen	6,296,886	RBC	(2,144)
09/21/16	Euro	57,061	U.S. Dollars	63,900	RBC	(378)
09/21/16	U.S. Dollars	53,163	New Zealand Dollars	78,516	HSBC	(2,658)
09/21/16	Euro	52,007	U.S. Dollars	58,973	HSBC	(1,078)
09/21/16	British Pounds	51,822	U.S. Dollars	74,900	RBS	(5,854)
09/21/16	Switzerland Francs	45,994	Euro	132,986	UBS	155
09/21/16	British Pounds	44,401	U.S. Dollars	64,241	DEUT	(5,082)
09/21/16	Euro	42,378	Switzerland Francs	45,452	UBS	403
09/21/16	British Pounds	40,377	U.S. Dollars	58,852	UBS	(5,056)
09/21/16	Euro	13,114	Swedish Kronor	123,144	SS	(10)
09/26/16	Chinese Yuan Renminbi	3,170,976	U.S. Dollars	464,000	UBS	11,794
09/26/16	Chinese Yuan Renminbi	3,033,692	U.S. Dollars	446,000	DEUT	9,195
09/26/16	U.S. Dollars	914,738	Chinese Yuan Renminbi	6,204,668	GSC	(16,251)
09/30/16	Chinese Yuan Renminbi	7,610,760	U.S. Dollars	1,121,373	JPM	20,443
09/30/16	U.S. Dollars	1,160,000	Chinese Yuan Renminbi	7,610,760	JPM	18,183
10/11/16	Chinese Yuan Renminbi	11,927,074	U.S. Dollars	1,744,234	GSC	44,579
10/11/16	Chinese Yuan Renminbi	6,204,668	U.S. Dollars	913,391	GSC	17,180
10/11/16	Chinese Yuan Renminbi	5,010,950	U.S. Dollars	737,447	BNP	14,092
10/11/16	U.S. Dollars	1,491,000	Chinese Yuan Renminbi	9,748,158	JPM	28,979
10/11/16	U.S. Dollars	1,120,135	Chinese Yuan Renminbi	7,610,760	JPM	(21,320)
10/11/16	U.S. Dollars	1,042,437	Chinese Yuan Renminbi	7,084,405	BNP	(20,076)
10/11/16	Chinese Yuan Renminbi	660,288	U.S. Dollars	98,816	DEUT	214
10/11/16	U.S. Dollars	332,000	Chinese Yuan Renminbi	2,178,916	HSBC	5,208
12/05/16	Chinese Yuan Renminbi	4,498,353	U.S. Dollars	660,619	DEUT	12,976
12/05/16	Chinese Yuan Renminbi	3,723,042	U.S. Dollars	541,730	JPM	15,767
12/05/16	U.S. Dollars	1,235,000	Chinese Yuan Renminbi	8,221,395	JPM	3,908
12/07/16	Chinese Yuan Renminbi	7,084,405	U.S. Dollars	1,036,641	BNP	24,135
12/07/16	Chinese Yuan Renminbi	1,792,647	U.S. Dollars	263,819	GSC	4,601
12/07/16	U.S. Dollars	1,336,000	Chinese Yuan Renminbi	8,877,052	HSBC	6,804
04/03/17	U.S. Dollars	5,686,235	Danish Kroner	36,813,115	UBS	129,172

						$744,681

Global Bond Fund
07/11/16	U.S. Dollars	1,013,121	Indonesian Rupiahs	13,325,080,000	CITIC	$779
07/11/16	Indonesian Rupiahs	13,325,080,000	U.S. Dollars	1,002,715	CITIC	4,073
07/11/16	Indian Rupees	235,950,000	U.S. Dollars	3,515,346	JPM	(26,449)
07/11/16	Indian Rupees	156,237,535	U.S. Dollars	2,327,734	CITIC	(17,514)
07/11/16	U.S. Dollars	2,803,337	Brazilian Reals	10,249,000	BAR	(375,909)
07/11/16	U.S. Dollars	1,996,902	Indian Rupees	135,370,000	CITIC	(4,759)
08/12/16	Japanese Yen	744,255,000	U.S. Dollars	6,976,682	DEUT	240,441
08/12/16	Japanese Yen	231,200,000	U.S. Dollars	2,160,602	UBS	81,370
08/12/16	Mexican Pesos	18,065,079	U.S. Dollars	996,073	DEUT	(12,203)
08/12/16	U.S. Dollars	6,081,921	British Pounds	4,194,041	DEUT	496,414

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Fund/Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
08/12/16	Swedish Kronor	5,133,306	U.S. Dollars	635,593	BAR	$(27,700)
08/12/16	U.S. Dollars	4,235,135	Euro	3,695,000	JPM	128,051
08/12/16	U.S. Dollars	2,959,360	Euro	2,568,878	HSBC	103,989
08/12/16	U.S. Dollars	2,075,823	Euro	1,808,255	BOA	65,902
08/12/16	U.S. Dollars	1,703,735	Euro	1,485,966	CITIC	52,046
08/12/16	U.S. Dollars	1,405,312	British Pounds	970,000	RBC	113,493
08/12/16	U.S. Dollars	1,175,136	British Pounds	809,710	BAR	96,787
08/12/16	U.S. Dollars	635,215	Swedish Kronor	5,130,000	UBS	27,714
08/12/16	British Pounds	550,000	U.S. Dollars	779,398	BAR	(46,923)
08/12/16	Euro	430,000	U.S. Dollars	480,998	UBS	(3,042)
08/12/16	Euro	400,000	U.S. Dollars	448,440	UBS	(3,830)
08/12/16	U.S. Dollars	349,783	Euro	304,942	UBS	10,833
08/12/16	U.S. Dollars	301,317	Japanese Yen	32,140,000	HSBC	(10,348)
08/12/16	U.S. Dollars	289,956	British Pounds	200,000	GSC	23,602
08/12/16	Euro	225,000	U.S. Dollars	258,244	UBS	(8,151)
08/12/16	U.S. Dollars	217,514	British Pounds	150,000	UBS	17,748
09/29/16	Indonesian Rupiahs	13,325,080,000	U.S. Dollars	1,293,756	CITIC	(6,039)

						$920,375

Defensive Market Strategies Fund
09/30/16	U.S. Dollars	4,753,644	Euro	4,301,259	UBS	$(36,290)
09/30/16	Euro	302,451	U.S. Dollars	337,190	UBS	(377)
09/30/16	U.S. Dollars	181,054	Japanese Yen	18,458,440	CS	1,706

						$(34,961)

International Equity Fund
09/21/16	Japanese Yen	1,048,272,730	U.S. Dollars	9,554,699	CITIG	$626,625
09/21/16	Japanese Yen	1,035,683,430	U.S. Dollars	9,362,624	CITIG	696,427
09/21/16	Japanese Yen	811,596,000	U.S. Dollars	7,449,861	CITIG	432,746
09/21/16	Japanese Yen	686,277,494	U.S. Dollars	6,278,719	CITIG	386,735
09/21/16	Japanese Yen	632,575,000	U.S. Dollars	5,964,616	CITIG	179,254
09/21/16	Japanese Yen	355,100,075	U.S. Dollars	3,219,517	CITIG	229,385
09/21/16	Japanese Yen	341,423,271	U.S. Dollars	3,140,749	CITIG	175,316
09/21/16	Japanese Yen	177,776,000	U.S. Dollars	1,674,726	CITIG	51,919
09/21/16	Norwegian Krone	41,351,000	U.S. Dollars	4,949,271	CITIG	(8,926)
09/21/16	U.S. Dollars	28,565,175	British Pounds	19,436,000	CITIG	2,669,459
09/21/16	Swedish Kronor	23,619,747	U.S. Dollars	2,857,244	CITIG	(55,156)
09/21/16	Norwegian Krone	23,244,000	U.S. Dollars	2,862,343	CITIG	(85,304)
09/21/16	Swedish Kronor	14,255,278	U.S. Dollars	1,719,167	CITIG	(28,017)
09/21/16	Swedish Kronor	13,604,975	U.S. Dollars	1,643,476	CITIG	(29,474)
09/21/16	New Zealand Dollars	11,066,974	U.S. Dollars	7,427,904	CITIG	440,196
09/21/16	New Zealand Dollars	9,608,026	U.S. Dollars	6,421,836	CITIG	409,020
09/21/16	Swedish Kronor	8,697,000	U.S. Dollars	1,067,481	CITIG	(35,728)
09/21/16	New Zealand Dollars	8,357,000	U.S. Dollars	5,929,439	CITIG	11,997
09/21/16	U.S. Dollars	7,295,093	Euro	6,511,000	CITIG	46,945
09/21/16	Japanese Yen	6,999,000	U.S. Dollars	65,407	CITIG	2,571
09/21/16	Canadian Dollars	6,911,432	U.S. Dollars	5,322,976	CITIG	27,484
09/21/16	Israeli Shekels	6,615,000	U.S. Dollars	1,729,588	CITIG	(12,058)
09/21/16	U.S. Dollars	6,523,509	Euro	5,817,000	CITIG	47,933
09/21/16	Hong Kong Dollars	6,306,033	U.S. Dollars	813,186	CITIG	469
09/21/16	Canadian Dollars	5,051,419	U.S. Dollars	3,854,853	CITIG	55,685
09/21/16	Canadian Dollars	4,965,249	U.S. Dollars	3,796,802	CITIG	47,028

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Fund/Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
09/21/16	U.S. Dollars	4,904,585	Euro	4,306,000	CITIG	$111,078
09/21/16	Hong Kong Dollars	4,822,967	U.S. Dollars	621,559	CITIG	740
09/21/16	Euro	3,956,747	U.S. Dollars	4,434,184	CITIG	(29,471)
09/21/16	Hong Kong Dollars	3,643,000	U.S. Dollars	469,812	CITIG	238
09/21/16	U.S. Dollars	3,527,504	Switzerland Francs	3,464,498	CITIG	(37,632)
09/21/16	Euro	3,399,758	U.S. Dollars	3,817,331	CITIG	(32,667)
09/21/16	Canadian Dollars	3,361,900	U.S. Dollars	2,595,731	CITIG	6,872
09/21/16	U.S. Dollars	3,113,847	Swedish Kronor	26,446,000	CITIG	(23,528)
09/21/16	British Pounds	2,969,000	U.S. Dollars	3,925,793	CITIG	29,979
09/21/16	Euro	2,953,766	U.S. Dollars	3,306,724	CITIG	(18,545)
09/21/16	U.S. Dollars	2,668,328	Japanese Yen	270,276,000	CITIG	43,279
09/21/16	British Pounds	2,666,000	U.S. Dollars	3,879,231	CITIG	(327,164)
09/21/16	U.S. Dollars	2,645,441	Switzerland Francs	2,607,462	CITIG	(37,764)
09/21/16	U.S. Dollars	2,595,553	Norwegian Krone	21,543,142	CITIG	21,721
09/21/16	British Pounds	2,573,000	U.S. Dollars	3,711,078	CITIG	(282,919)
09/21/16	Euro	2,430,548	U.S. Dollars	2,722,832	CITIG	(17,107)
09/21/16	Euro	2,430,548	U.S. Dollars	2,734,207	CITIG	(28,482)
09/21/16	U.S. Dollars	2,346,067	Australian Dollars	3,160,000	CITIG	(3,454)
09/21/16	U.S. Dollars	2,247,842	Canadian Dollars	2,879,000	CITIG	19,075
09/21/16	U.S. Dollars	2,180,895	British Pounds	1,506,000	CITIG	174,363
09/21/16	Euro	2,129,633	U.S. Dollars	2,389,010	CITIG	(18,269)
09/21/16	U.S. Dollars	1,958,018	Switzerland Francs	1,931,131	CITIG	(29,209)
09/21/16	British Pounds	1,905,000	U.S. Dollars	2,783,358	CITIG	(245,216)
09/21/16	U.S. Dollars	1,808,986	Japanese Yen	185,164,000	CITIG	10,585
09/21/16	U.S. Dollars	1,760,867	Japanese Yen	183,608,000	CITIG	(22,422)
09/21/16	U.S. Dollars	1,735,300	Switzerland Francs	1,712,311	CITIG	(26,751)
09/21/16	Hong Kong Dollars	1,709,000	U.S. Dollars	220,218	CITIG	291
09/21/16	U.S. Dollars	1,551,305	Switzerland Francs	1,488,000	CITIG	20,081
09/21/16	Australian Dollars	1,485,887	U.S. Dollars	1,063,542	CITIG	41,243
09/21/16	Australian Dollars	1,484,808	U.S. Dollars	1,067,890	CITIG	36,093
09/21/16	Australian Dollars	1,483,153	U.S. Dollars	1,064,618	CITIG	38,134
09/21/16	U.S. Dollars	1,482,549	Norwegian Krone	12,305,795	CITIG	12,334
09/21/16	British Pounds	1,452,000	U.S. Dollars	1,947,720	CITIG	(13,136)
09/21/16	U.S. Dollars	1,369,065	British Pounds	957,000	CITIG	93,998
09/21/16	Australian Dollars	1,349,152	U.S. Dollars	979,093	CITIG	24,028
09/21/16	U.S. Dollars	1,312,302	Norwegian Krone	10,940,905	CITIG	5,155
09/21/16	Euro	1,298,000	U.S. Dollars	1,475,061	CITIG	(30,107)
09/21/16	British Pounds	1,252,000	U.S. Dollars	1,768,046	CITIG	(99,933)
09/21/16	U.S. Dollars	1,112,471	Norwegian Krone	9,308,577	CITIG	343
09/21/16	U.S. Dollars	1,087,794	Switzerland Francs	1,071,665	CITIG	(15,001)
09/21/16	New Zealand Dollars	1,050,000	U.S. Dollars	738,184	CITIG	8,317
09/21/16	Israeli Shekels	1,011,000	U.S. Dollars	264,606	CITIG	(2,108)
09/21/16	U.S. Dollars	1,009,930	Norwegian Krone	8,230,000	CITIG	26,664
09/21/16	U.S. Dollars	967,969	Switzerland Francs	935,933	CITIG	4,849
09/21/16	New Zealand Dollars	912,000	U.S. Dollars	636,227	CITIG	12,162
09/21/16	U.S. Dollars	864,765	Japanese Yen	94,603,000	CITIG	(54,065)
09/21/16	U.S. Dollars	778,724	Australian Dollars	1,052,000	CITIG	(3,458)
09/21/16	U.S. Dollars	741,593	Norwegian Krone	6,180,684	CITIG	3,166
09/21/16	U.S. Dollars	663,984	Swedish Kronor	5,457,000	CITIG	16,602
09/21/16	U.S. Dollars	634,880	Danish Kroner	4,206,000	CITIG	5,299
09/21/16	U.S. Dollars	586,090	Norwegian Krone	4,884,897	CITIG	2,475
09/21/16	Danish Kroner	558,000	U.S. Dollars	83,308	CITIG	217

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	Singapore Dollars	526,470	U.S. Dollars	381,647	CITIG	$8,820
09/21/16	Hong Kong Dollars	490,000	U.S. Dollars	63,150	CITIG	74
09/21/16	U.S. Dollars	436,941	Singapore Dollars	592,000	CITIG	(2,127)
09/21/16	Singapore Dollars	414,223	U.S. Dollars	300,642	CITIG	6,575
09/21/16	Singapore Dollars	395,382	U.S. Dollars	285,713	CITIG	7,530
09/21/16	Singapore Dollars	392,988	U.S. Dollars	285,271	CITIG	6,196
09/21/16	Danish Kroner	387,000	U.S. Dollars	59,039	CITIG	(1,111)
09/21/16	U.S. Dollars	331,748	Swedish Kronor	2,816,000	CITIG	(2,324)
09/21/16	British Pounds	314,000	U.S. Dollars	461,171	CITIG	(42,811)
09/21/16	Hong Kong Dollars	270,000	U.S. Dollars	34,821	CITIG	17
09/21/16	Singapore Dollars	263,335	U.S. Dollars	190,492	CITIG	4,816
09/21/16	Singapore Dollars	263,303	U.S. Dollars	191,327	CITIG	3,957
09/21/16	Singapore Dollars	263,299	U.S. Dollars	193,134	CITIG	2,147
09/21/16	U.S. Dollars	201,871	Canadian Dollars	258,000	CITIG	2,141
09/21/16	Euro	199,000	U.S. Dollars	223,858	CITIG	(2,328)
09/21/16	Euro	188,000	U.S. Dollars	212,704	CITIG	(3,419)
09/21/16	U.S. Dollars	185,869	Switzerland Francs	181,000	CITIG	(389)
09/21/16	U.S. Dollars	178,388	Hong Kong Dollars	1,383,000	CITIG	(57)
09/21/16	U.S. Dollars	169,755	Euro	154,000	CITIG	(1,680)
09/21/16	U.S. Dollars	155,834	Australian Dollars	216,000	CITIG	(4,766)
09/21/16	Danish Kroner	152,000	U.S. Dollars	22,514	CITIG	238
09/21/16	U.S. Dollars	105,225	Hong Kong Dollars	816,000	CITIG	(62)
09/21/16	Danish Kroner	81,000	U.S. Dollars	12,259	CITIG	(135)
09/21/16	Euro	80,000	U.S. Dollars	90,697	CITIG	(1,640)
09/21/16	Singapore Dollars	78,000	U.S. Dollars	56,347	CITIG	1,504
09/21/16	U.S. Dollars	75,003	Danish Kroner	493,000	CITIG	1,207
09/21/16	U.S. Dollars	70,135	Hong Kong Dollars	544,000	CITIG	(56)
09/21/16	Norwegian Krone	66,000	U.S. Dollars	8,015	CITIG	(130)
09/21/16	Israeli Shekels	64,000	U.S. Dollars	16,674	CITIG	(57)
09/21/16	Israeli Shekels	57,000	U.S. Dollars	14,833	CITIG	(33)
09/21/16	U.S. Dollars	55,212	Canadian Dollars	72,000	CITIG	(527)
09/21/16	U.S. Dollars	53,627	Danish Kroner	350,000	CITIG	1,236
09/21/16	U.S. Dollars	52,181	Japanese Yen	5,508,000	CITIG	(1,315)
09/21/16	Singapore Dollars	49,000	U.S. Dollars	35,518	CITIG	824
09/21/16	Euro	48,000	U.S. Dollars	54,658	CITIG	(1,224)
09/21/16	U.S. Dollars	43,445	Singapore Dollars	59,000	CITIG	(313)
09/21/16	U.S. Dollars	39,339	Hong Kong Dollars	305,000	CITIG	(15)
09/21/16	U.S. Dollars	34,669	Singapore Dollars	47,000	CITIG	(190)
09/21/16	U.S. Dollars	34,519	Israeli Shekels	133,000	CITIG	(14)
09/21/16	U.S. Dollars	33,541	Hong Kong Dollars	260,000	CITIG	(7)
09/21/16	U.S. Dollars	30,472	Israeli Shekels	118,000	CITIG	(166)
09/21/16	Danish Kroner	30,000	U.S. Dollars	4,569	CITIG	(79)
09/21/16	U.S. Dollars	26,289	Euro	23,000	CITIG	685
09/21/16	U.S. Dollars	19,242	Euro	17,000	CITIG	318
09/21/16	Singapore Dollars	18,000	U.S. Dollars	13,222	CITIG	128
09/21/16	U.S. Dollars	15,625	Singapore Dollars	21,000	CITIG	50
09/21/16	British Pounds	14,000	U.S. Dollars	20,088	CITIG	(1,435)
09/21/16	U.S. Dollars	12,661	Israeli Shekels	49,000	CITIG	(61)
09/21/16	U.S. Dollars	12,509	Danish Kroner	83,000	CITIG	85
09/21/16	Israeli Shekels	12,000	U.S. Dollars	3,086	CITIG	30
09/21/16	U.S. Dollars	10,297	Singapore Dollars	14,000	CITIG	(87)
09/21/16	U.S. Dollars	8,598	Danish Kroner	57,000	CITIG	66

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	U.S. Dollars	6,744	Israeli Shekels	26,000	CITIG	$(7)
09/21/16	U.S. Dollars	6,618	Singapore Dollars	9,000	CITIG	(57)
09/21/16	U.S. Dollars	6,260	Switzerland Francs	6,000	CITIG	86
09/21/16	U.S. Dollars	1,213	Swedish Kronor	10,000	CITIG	26
09/21/16	U.S. Dollars	459	Danish Kroner	3,000	CITIG	10

						$5,633,648

Emerging Markets Equity Fund
09/21/16	Columbian Peso	3,400,329,699	U.S. Dollars	1,077,326	CITIG	$66,134
09/21/16	Indonesian Rupiahs	3,400,000,000	U.S. Dollars	251,480	CITIG	2,018
09/21/16	Columbian Peso	3,138,876,889	U.S. Dollars	984,286	CITIG	71,253
09/21/16	Columbian Peso	3,084,758,322	U.S. Dollars	984,213	CITIG	53,127
09/21/16	Indonesian Rupiahs	2,007,577,570	U.S. Dollars	144,743	CITIG	4,939
09/21/16	Columbian Peso	1,876,035,090	U.S. Dollars	588,747	CITIG	42,125
09/21/16	Indonesian Rupiahs	1,513,980,445	U.S. Dollars	109,077	CITIG	3,803
09/21/16	Indonesian Rupiahs	1,002,487,242	U.S. Dollars	71,607	CITIG	3,137
09/21/16	Indonesian Rupiahs	1,000,442,531	U.S. Dollars	71,892	CITIG	2,700
09/21/16	Chilean Peso	689,890,000	U.S. Dollars	986,449	CITIG	47,998
09/21/16	South Korean Won	580,000,000	U.S. Dollars	501,063	CITIG	2,059
09/21/16	Indonesian Rupiahs	500,000,000	U.S. Dollars	36,800	CITIG	479
09/21/16	Hungarian Forint	485,690,000	U.S. Dollars	1,730,646	CITIG	(23,890)
09/21/16	South Korean Won	360,000,000	U.S. Dollars	310,464	CITIG	1,819
09/21/16	Columbian Peso	240,000,000	U.S. Dollars	78,457	CITIG	2,250
09/21/16	Columbian Peso	210,000,000	U.S. Dollars	69,491	CITIG	1,128
09/21/16	South Korean Won	130,000,000	U.S. Dollars	111,621	CITIG	1,148
09/21/16	Indian Rupees	107,048,537	U.S. Dollars	1,554,639	CITIG	8,343
09/21/16	South Korean Won	50,000,000	U.S. Dollars	42,318	CITIG	1,055
09/21/16	Indian Rupees	48,504,023	U.S. Dollars	707,419	CITIG	773
09/21/16	Indian Rupees	29,208,220	U.S. Dollars	427,397	CITIG	(937)
09/21/16	Indian Rupees	29,096,008	U.S. Dollars	425,679	CITIG	(857)
09/21/16	Indian Rupees	29,029,319	U.S. Dollars	424,795	CITIG	(947)
09/21/16	Indian Rupees	28,683,884	U.S. Dollars	419,602	CITIG	(798)
09/21/16	Czech Republic Koruna	22,394,653	U.S. Dollars	930,097	CITIG	(9,437)
09/21/16	South African Rand	20,087,000	U.S. Dollars	1,260,415	CITIG	80,190
09/21/16	Chilean Peso	20,000,000	U.S. Dollars	29,334	CITIG	655
09/21/16	Indian Rupees	19,356,506	U.S. Dollars	282,743	CITIG	(125)
09/21/16	Indian Rupees	19,309,503	U.S. Dollars	284,152	CITIG	(2,220)
09/21/16	Czech Republic Koruna	16,910,363	U.S. Dollars	702,375	CITIG	(7,178)
09/21/16	Philippine Peso	13,500,000	U.S. Dollars	287,449	CITIG	(1,525)
09/21/16	Taiwan Dollars	12,400,000	U.S. Dollars	384,498	CITIG	616
09/21/16	Taiwan Dollars	12,300,000	U.S. Dollars	379,866	CITIG	2,142
09/21/16	Czech Republic Koruna	11,294,984	U.S. Dollars	466,737	CITIG	(2,392)
09/21/16	Brazilian Reals	9,587,427	U.S. Dollars	2,580,507	CITIG	328,195
09/21/16	South African Rand	9,000,000	U.S. Dollars	575,364	CITIG	25,296
09/21/16	Indian Rupees	8,000,000	U.S. Dollars	116,746	CITIG	59
09/21/16	Hong Kong Dollars	7,300,000	U.S. Dollars	941,174	CITIG	731
09/21/16	Philippine Peso	6,800,000	U.S. Dollars	147,219	CITIG	(3,197)
09/21/16	Taiwan Dollars	5,800,000	U.S. Dollars	178,051	CITIG	2,083
09/21/16	Hong Kong Dollars	5,800,000	U.S. Dollars	747,724	CITIG	639
09/21/16	Indonesian Rupiahs	5,716,000	U.S. Dollars	422	CITIG	4
09/21/16	Hong Kong Dollars	5,655,541	U.S. Dollars	729,303	CITIG	421
09/21/16	Malaysian Ringgits	5,170,023	U.S. Dollars	1,242,351	CITIG	32,754

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	Taiwan Dollars	5,100,000	U.S. Dollars	157,871	CITIG	$523
09/21/16	Indian Rupees	5,000,000	U.S. Dollars	72,485	CITIG	518
09/21/16	Turkish Lira	4,479,242	U.S. Dollars	1,481,139	CITIG	45,734
09/21/16	Hong Kong Dollars	4,325,459	U.S. Dollars	557,443	CITIG	663
09/21/16	Brazilian Reals	4,114,030	U.S. Dollars	1,115,310	CITIG	132,833
09/21/16	Malaysian Ringgits	3,870,285	U.S. Dollars	946,978	CITIG	7,567
09/21/16	Malaysian Ringgits	3,866,059	U.S. Dollars	936,935	CITIG	16,568
09/21/16	Turkish Lira	3,796,406	U.S. Dollars	1,252,452	CITIG	41,658
09/21/16	Turkish Lira	3,771,701	U.S. Dollars	1,245,116	CITIG	40,572
09/21/16	Turkish Lira	3,499,895	U.S. Dollars	1,156,766	CITIG	36,270
09/21/16	Polish Zloty	3,460,000	U.S. Dollars	892,757	CITIG	(17,432)
09/21/16	Philippine Peso	3,400,000	U.S. Dollars	73,705	CITIG	(1,694)
09/21/16	Malaysian Ringgits	3,199,103	U.S. Dollars	774,829	CITIG	14,179
09/21/16	Turkish Lira	3,113,507	U.S. Dollars	1,024,824	CITIG	36,500
09/21/16	Brazilian Reals	3,079,685	U.S. Dollars	830,062	CITIG	104,275
09/21/16	Hong Kong Dollars	3,000,000	U.S. Dollars	387,010	CITIG	74
09/21/16	Israeli Shekels	2,870,000	U.S. Dollars	750,403	CITIG	(5,231)
09/21/16	Brazilian Reals	2,709,946	U.S. Dollars	728,287	CITIG	93,876
09/21/16	Malaysian Ringgits	2,580,265	U.S. Dollars	626,432	CITIG	9,950
09/21/16	Malaysian Ringgits	2,580,265	U.S. Dollars	630,920	CITIG	5,462
09/21/16	U.S. Dollars	2,492,851	Polish Zloty	9,846,000	CITIG	1,970
09/21/16	South African Rand	2,300,000	U.S. Dollars	149,570	CITIG	3,932
09/21/16	South African Rand	2,200,000	U.S. Dollars	141,067	CITIG	5,761
09/21/16	Philippine Peso	2,100,000	U.S. Dollars	45,317	CITIG	(840)
09/21/16	Brazilian Reals	2,068,912	U.S. Dollars	552,463	CITIG	75,218
09/21/16	South African Rand	1,900,000	U.S. Dollars	122,207	CITIG	4,599
09/21/16	South African Rand	1,900,000	U.S. Dollars	124,664	CITIG	2,142
09/21/16	South African Rand	1,900,000	U.S. Dollars	126,193	CITIG	613
09/21/16	U.S. Dollars	1,842,314	Singapore Dollars	2,541,435	CITIG	(42,591)
09/21/16	Turkish Lira	1,728,832	U.S. Dollars	569,465	CITIG	19,855
09/21/16	Turkish Lira	1,721,417	U.S. Dollars	569,291	CITIG	17,501
09/21/16	South African Rand	1,700,000	U.S. Dollars	110,465	CITIG	2,993
09/21/16	South African Rand	1,600,000	U.S. Dollars	105,894	CITIG	890
09/21/16	South African Rand	1,500,000	U.S. Dollars	98,626	CITIG	1,484
09/21/16	U.S. Dollars	1,451,281	Singapore Dollars	1,999,583	CITIG	(31,748)
09/21/16	U.S. Dollars	1,446,108	Taiwan Dollars	47,217,664	CITIG	(20,357)
09/21/16	U.S. Dollars	1,398,377	Taiwan Dollars	45,624,492	CITIG	(18,609)
09/21/16	U.S. Dollars	1,379,214	Singapore Dollars	1,908,633	CITIG	(36,360)
09/21/16	U.S. Dollars	1,377,083	Singapore Dollars	1,897,077	CITIG	(29,921)
09/21/16	U.S. Dollars	1,325,157	Mexican Pesos	24,954,117	CITIG	(28,209)
09/21/16	South African Rand	1,300,000	U.S. Dollars	84,122	CITIG	2,640
09/21/16	Thailand Baht	1,300,000	U.S. Dollars	36,710	CITIG	235
09/21/16	South African Rand	1,200,000	U.S. Dollars	79,594	CITIG	494
09/21/16	U.S. Dollars	1,124,797	Philippine Peso	52,938,766	CITIG	3,575
09/21/16	U.S. Dollars	1,121,307	Philippine Peso	52,628,749	CITIG	6,652
09/21/16	South African Rand	1,100,000	U.S. Dollars	69,822	CITIG	3,592
09/21/16	Hong Kong Dollars	1,100,000	U.S. Dollars	141,903	CITIG	28
09/21/16	Thailand Baht	1,100,000	U.S. Dollars	31,280	CITIG	(19)
09/21/16	Brazilian Reals	1,070,000	U.S. Dollars	307,363	CITIG	17,261
09/21/16	South African Rand	1,000,000	U.S. Dollars	64,545	CITIG	2,195
09/21/16	Singapore Dollars	960,000	U.S. Dollars	705,885	CITIG	6,118
09/21/16	U.S. Dollars	932,311	Singapore Dollars	1,271,024	CITIG	(10,369)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	Brazilian Reals	930,000	U.S. Dollars	261,750	CITIG	$20,400
09/21/16	U.S. Dollars	923,587	Singapore Dollars	1,271,045	CITIG	(19,108)
09/21/16	Polish Zloty	920,000	U.S. Dollars	238,739	CITIG	(5,994)
09/21/16	U.S. Dollars	919,559	Singapore Dollars	1,271,203	CITIG	(23,254)
09/21/16	U.S. Dollars	902,131	South Korean Won	1,072,758,643	CITIG	(28,434)
09/21/16	Hong Kong Dollars	900,000	U.S. Dollars	115,990	CITIG	135
09/21/16	Thailand Baht	900,000	U.S. Dollars	25,586	CITIG	(9)
09/21/16	U.S. Dollars	850,655	Philippine Peso	39,969,892	CITIG	4,109
09/21/16	U.S. Dollars	824,920	Taiwan Dollars	26,867,748	CITIG	(9,526)
09/21/16	Hong Kong Dollars	800,000	U.S. Dollars	103,124	CITIG	99
09/21/16	Thailand Baht	800,000	U.S. Dollars	22,686	CITIG	49
09/21/16	U.S. Dollars	774,760	Mexican Pesos	14,300,000	CITIG	(788)
09/21/16	U.S. Dollars	767,143	Mexican Pesos	14,334,117	CITIG	(10,256)
09/21/16	U.S. Dollars	756,556	Israeli Shekels	2,900,000	CITIG	3,595
09/21/16	Singapore Dollars	730,000	U.S. Dollars	540,723	CITIG	696
09/21/16	U.S. Dollars	729,021	South Korean Won	849,827,523	CITIG	(8,163)
09/21/16	U.S. Dollars	723,808	South Korean Won	855,591,077	CITIG	(18,375)
09/21/16	Polish Zloty	720,000	U.S. Dollars	185,862	CITIG	(3,714)
09/21/16	Brazilian Reals	700,000	U.S. Dollars	195,256	CITIG	17,115
09/21/16	Brazilian Reals	700,000	U.S. Dollars	195,723	CITIG	16,648
09/21/16	U.S. Dollars	650,022	Mexican Pesos	12,400,000	CITIG	(22,481)
09/21/16	Brazilian Reals	650,000	U.S. Dollars	190,590	CITIG	6,611
09/21/16	Singapore Dollars	650,000	U.S. Dollars	481,562	CITIG	523
09/21/16	U.S. Dollars	644,738	Mexican Pesos	11,999,980	CITIG	(6,070)
09/21/16	U.S. Dollars	629,670	South Korean Won	748,112,990	CITIG	(19,281)
09/21/16	U.S. Dollars	621,963	Taiwan Dollars	20,215,708	CITIG	(5,888)
09/21/16	U.S. Dollars	619,105	Taiwan Dollars	20,205,388	CITIG	(8,425)
09/21/16	U.S. Dollars	616,551	South Korean Won	736,039,271	CITIG	(21,926)
09/21/16	Thailand Baht	600,000	U.S. Dollars	17,026	CITIG	25
09/21/16	Thailand Baht	600,000	U.S. Dollars	17,035	CITIG	16
09/21/16	Thailand Baht	600,000	U.S. Dollars	17,051	CITIG	1
09/21/16	U.S. Dollars	596,734	Israeli Shekels	2,280,000	CITIG	4,750
09/21/16	Singapore Dollars	590,000	U.S. Dollars	434,695	CITIG	2,890
09/21/16	U.S. Dollars	557,956	Philippine Peso	26,176,593	CITIG	3,546
09/21/16	U.S. Dollars	542,144	South Korean Won	641,239,705	CITIG	(14,100)
09/21/16	U.S. Dollars	538,017	South Korean Won	641,262,865	CITIG	(18,247)
09/21/16	U.S. Dollars	516,990	Thailand Baht	18,544,000	CITIG	(10,014)
09/21/16	U.S. Dollars	511,476	Mexican Pesos	9,593,786	CITIG	(8,835)
09/21/16	Polish Zloty	510,000	U.S. Dollars	128,078	CITIG	943
09/21/16	Thailand Baht	500,000	U.S. Dollars	14,135	CITIG	75
09/21/16	Thailand Baht	500,000	U.S. Dollars	14,135	CITIG	74
09/21/16	Hong Kong Dollars	500,000	U.S. Dollars	64,487	CITIG	27
09/21/16	Polish Zloty	490,000	U.S. Dollars	127,540	CITIG	(3,578)
09/21/16	Polish Zloty	470,000	U.S. Dollars	123,779	CITIG	(4,877)
09/21/16	U.S. Dollars	468,209	South Korean Won	550,000,000	CITIG	(8,889)
09/21/16	U.S. Dollars	451,801	South Korean Won	538,954,926	CITIG	(15,716)
09/21/16	U.S. Dollars	444,267	Czech Republic Koruna	10,700,000	CITIG	4,383
09/21/16	Singapore Dollars	430,000	U.S. Dollars	310,628	CITIG	8,290
09/21/16	U.S. Dollars	427,283	Hungarian Forint	117,000,000	CITIG	16,135
09/21/16	U.S. Dollars	418,210	Malaysian Ringgits	1,720,000	CITIG	(6,001)
09/21/16	U.S. Dollars	408,766	Israeli Shekels	1,560,000	CITIG	3,725
09/21/16	U.S. Dollars	404,237	Czech Republic Koruna	9,600,000	CITIG	9,574

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	Thailand Baht	400,000	U.S. Dollars	11,172	CITIG	$195
09/21/16	Hong Kong Dollars	400,000	U.S. Dollars	51,583	CITIG	28
09/21/16	U.S. Dollars	391,269	Czech Republic Koruna	9,300,000	CITIG	8,940
09/21/16	U.S. Dollars	390,549	Brazilian Reals	1,430,000	CITIG	(43,295)
09/21/16	Polish Zloty	360,000	U.S. Dollars	90,886	CITIG	188
09/21/16	U.S. Dollars	356,852	Malaysian Ringgits	1,470,000	CITIG	(5,701)
09/21/16	U.S. Dollars	355,759	Israeli Shekels	1,360,000	CITIG	2,646
09/21/16	Singapore Dollars	350,000	U.S. Dollars	260,427	CITIG	(842)
09/21/16	U.S. Dollars	343,675	Malaysian Ringgits	1,430,000	CITIG	(9,012)
09/21/16	U.S. Dollars	334,603	Israeli Shekels	1,290,000	CITIG	(335)
09/21/16	Singapore Dollars	330,000	U.S. Dollars	243,571	CITIG	1,180
09/21/16	Thailand Baht	300,000	U.S. Dollars	8,409	CITIG	117
09/21/16	Thailand Baht	300,000	U.S. Dollars	8,479	CITIG	47
09/21/16	Thailand Baht	300,000	U.S. Dollars	8,497	CITIG	28
09/21/16	Hong Kong Dollars	300,000	U.S. Dollars	38,699	CITIG	9
09/21/16	U.S. Dollars	296,000	Czech Republic Koruna	7,100,000	CITIG	4,114
09/21/16	Singapore Dollars	290,000	U.S. Dollars	213,914	CITIG	1,170
09/21/16	Peruvian Nuevos Soles	289,874	U.S. Dollars	85,610	CITIG	1,743
09/21/16	U.S. Dollars	281,147	Brazilian Reals	980,000	CITIG	(16,172)
09/21/16	U.S. Dollars	270,548	Czech Republic Koruna	6,500,000	CITIG	3,328
09/21/16	U.S. Dollars	262,369	Israeli Shekels	1,010,000	CITIG	131
09/21/16	U.S. Dollars	235,245	Czech Republic Koruna	5,700,000	CITIG	914
09/21/16	U.S. Dollars	230,989	Israeli Shekels	890,000	CITIG	(92)
09/21/16	U.S. Dollars	217,438	Columbian Peso	680,000,000	CITIG	(11,232)
09/21/16	U.S. Dollars	214,670	Brazilian Reals	750,000	CITIG	(12,870)
09/21/16	U.S. Dollars	203,817	Columbian Peso	630,000,000	CITIG	(8,039)
09/21/16	U.S. Dollars	201,857	Israeli Shekels	780,000	CITIG	(663)
09/21/16	South African Rand	200,000	U.S. Dollars	13,250	CITIG	98
09/21/16	Hong Kong Dollars	200,000	U.S. Dollars	25,785	CITIG	20
09/21/16	U.S. Dollars	189,890	Brazilian Reals	680,000	CITIG	(16,413)
09/21/16	U.S. Dollars	185,049	Mexican Pesos	3,400,000	CITIG	653
09/21/16	U.S. Dollars	175,844	Columbian Peso	550,000,000	CITIG	(9,110)
09/21/16	U.S. Dollars	172,256	Israeli Shekels	660,000	CITIG	892
09/21/16	Polish Zloty	170,000	U.S. Dollars	44,338	CITIG	(1,331)
09/21/16	U.S. Dollars	144,697	Israeli Shekels	560,000	CITIG	(703)
09/21/16	U.S. Dollars	140,815	Mexican Pesos	2,700,000	CITIG	(5,617)
09/21/16	U.S. Dollars	135,589	Israeli Shekels	520,000	CITIG	575
09/21/16	U.S. Dollars	128,979	Hong Kong Dollars	1,000,000	CITIG	(49)
09/21/16	Singapore Dollars	120,000	U.S. Dollars	88,842	CITIG	158
09/21/16	Polish Zloty	110,000	U.S. Dollars	28,224	CITIG	(396)
09/21/16	U.S. Dollars	109,468	Polish Zloty	440,000	CITIG	(1,845)
09/21/16	Hong Kong Dollars	100,000	U.S. Dollars	12,898	CITIG	5
09/21/16	Philippine Peso	100,000	U.S. Dollars	2,122	CITIG	(4)
09/21/16	U.S. Dollars	90,275	Hong Kong Dollars	700,000	CITIG	(45)
09/21/16	U.S. Dollars	87,094	Hungarian Forint	25,000,000	CITIG	(758)
09/21/16	U.S. Dollars	85,501	Malaysian Ringgits	350,000	CITIG	(821)
09/21/16	U.S. Dollars	81,683	South African Rand	1,300,000	CITIG	(5,079)
09/21/16	U.S. Dollars	81,632	Philippine Peso	3,800,000	CITIG	1,150
09/21/16	U.S. Dollars	80,613	Hungarian Forint	23,000,000	CITIG	(211)
09/21/16	U.S. Dollars	80,053	Columbian Peso	240,000,000	CITIG	(654)
09/21/16	U.S. Dollars	79,632	Mexican Pesos	1,500,000	CITIG	(1,719)
09/21/16	U.S. Dollars	79,563	Czech Republic Koruna	1,900,000	CITIG	1,452

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/16	U.S. Dollars	77,874	Israeli Shekels	300,000	CITIG	$(19)
09/21/16	U.S. Dollars	77,359	Hong Kong Dollars	600,000	CITIG	(58)
09/21/16	U.S. Dollars	75,751	Turkish Lira	230,000	CITIG	(2,651)
09/21/16	U.S. Dollars	67,419	Czech Republic Koruna	1,600,000	CITIG	1,642
09/21/16	U.S. Dollars	65,185	Polish Zloty	260,000	CITIG	(590)
09/21/16	U.S. Dollars	64,493	Hong Kong Dollars	500,000	CITIG	(21)
09/21/16	U.S. Dollars	55,948	Peruvian Nuevos Soles	190,000	CITIG	(1,308)
09/21/16	U.S. Dollars	53,090	Philippine Peso	2,500,000	CITIG	141
09/21/16	U.S. Dollars	48,165	Thailand Baht	1,700,000	CITIG	(147)
09/21/16	U.S. Dollars	43,535	South African Rand	700,000	CITIG	(3,183)
09/21/16	Polish Zloty	43,000	U.S. Dollars	10,878	CITIG	—
09/21/16	Singapore Dollars	40,000	U.S. Dollars	29,383	CITIG	284
09/21/16	U.S. Dollars	37,221	Mexican Pesos	700,000	CITIG	(743)
09/21/16	U.S. Dollars	34,053	Thailand Baht	1,200,000	CITIG	(50)
09/21/16	Singapore Dollars	30,000	U.S. Dollars	22,275	CITIG	(25)
09/21/16	U.S. Dollars	25,120	Thailand Baht	900,000	CITIG	(457)
09/21/16	Peruvian Nuevos Soles	20,000	U.S. Dollars	5,984	CITIG	43
09/21/16	Peruvian Nuevos Soles	20,000	U.S. Dollars	6,011	CITIG	16
09/21/16	U.S. Dollars	19,547	Thailand Baht	700,000	CITIG	(346)
09/21/16	U.S. Dollars	14,522	Hungarian Forint	4,000,000	CITIG	466
09/21/16	U.S. Dollars	12,666	Philippine Peso	600,000	CITIG	(42)
09/21/16	U.S. Dollars	11,345	Thailand Baht	400,000	CITIG	(23)
09/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,958	CITIG	56
09/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,959	CITIG	55
09/21/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,971	CITIG	43
09/21/16	U.S. Dollars	8,486	Thailand Baht	300,000	CITIG	(40)
09/21/16	U.S. Dollars	6,783	Columbian Peso	20,000,000	CITIG	58
09/21/16	U.S. Dollars	5,894	Peruvian Nuevos Soles	20,000	CITIG	(133)
09/21/16	U.S. Dollars	2,980	Peruvian Nuevos Soles	10,000	CITIG	(33)
09/21/16	U.S. Dollars	2,976	Peruvian Nuevos Soles	10,000	CITIG	(37)

						$952,316

Inflation Protected Bond Fund
07/01/16	Norwegian Krone	3,647,876	Australian Dollars	595,000	HSBC	$(7,843)
07/01/16	Norwegian Krone	3,131,689	Australian Dollars	522,170	CITI	(15,208)
07/01/16	Norwegian Krone	797,778	Australian Dollars	132,830	UBS	(3,733)
07/01/16	Australian Dollars	580,000	Norwegian Krone	3,579,193	MSCS	4,863
07/01/16	Australian Dollars	580,000	U.S. Dollars	439,524	MSCS	(6,976)
07/06/16	U.S. Dollars	9,514,029	Euro	8,520,000	BAR	56,790
07/06/16	U.S. Dollars	3,049,094	New Zealand Dollars	4,522,000	SC	(178,583)
07/06/16	U.S. Dollars	112,809	Japanese Yen	12,507,500	UBS	(8,334)
07/06/16	U.S. Dollars	72,079	British Pounds	50,000	SS	5,512
07/06/16	U.S. Dollars	56,329	Japanese Yen	6,253,750	MSCS	(4,243)
07/06/16	U.S. Dollars	56,304	Japanese Yen	6,253,750	BOA	(4,268)
07/06/16	U.S. Dollars	52,265	Euro	46,000	CITI	1,205
07/06/16	U.S. Dollars	24,646	Euro	22,000	HSBC	226
07/06/16	U.S. Dollars	22,376	Euro	20,000	SS	175
07/06/16	U.S. Dollars	6,699	Euro	6,000	MSCS	39
07/15/16	U.S. Dollars	724,315	British Pounds	515,000	BNP	38,627
07/15/16	U.S. Dollars	456,124	Euro	405,074	BAR	6,338
07/15/16	U.S. Dollars	419,078	British Pounds	310,000	DEUT	6,334
07/15/16	British Pounds	257,500	U.S. Dollars	349,955	BOA	(7,111)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/16	Japanese Yen	79,527,675	British Pounds	575,000	HSBC	$4,920
07/15/16	Japanese Yen	79,407,557	British Pounds	575,000	MSCS	3,756
07/15/16	Japanese Yen	78,389,350	British Pounds	520,000	CITI	67,120
07/15/16	Japanese Yen	53,739,869	U.S. Dollars	525,052	MSCS	(4,400)
07/15/16	Japanese Yen	45,244,028	British Pounds	335,000	DEUT	(7,689)
07/15/16	Japanese Yen	44,911,922	Norwegian Krone	3,576,948	SC	5,576
07/15/16	Swedish Kronor	6,563,913	Switzerland Francs	765,000	HSBC	(7,857)
07/15/16	New Zealand Dollars	1,090,000	U.S. Dollars	769,355	DEUT	8,284
07/15/16	Australian Dollars	952,817	British Pounds	520,000	MSCS	17,860
07/15/16	U.S. Dollars	760,000	Swedish Kronor	6,304,730	BNP	14,327
07/15/16	U.S. Dollars	750,914	New Zealand Dollars	1,075,000	HSBC	(16,023)
07/15/16	British Pounds	740,000	U.S. Dollars	1,084,824	DEUT	(99,563)
07/15/16	Switzerland Francs	735,502	U.S. Dollars	765,000	DEUT	(11,053)
07/15/16	British Pounds	695,000	U.S. Dollars	925,448	DEUT	(102)
07/15/16	British Pounds	690,000	U.S. Dollars	925,325	DEUT	(6,635)
07/15/16	Australian Dollars	596,826	British Pounds	335,000	BOA	(1,171)
07/15/16	British Pounds	575,000	Japanese Yen	79,343,054	SC	(3,131)
07/15/16	U.S. Dollars	544,892	British Pounds	370,000	DEUT	52,261
07/15/16	U.S. Dollars	544,622	British Pounds	370,000	DEUT	51,991
07/15/16	U.S. Dollars	525,052	Japanese Yen	55,672,559	WEST	(14,325)
07/15/16	British Pounds	515,000	U.S. Dollars	761,065	DEUT	(75,377)
07/15/16	U.S. Dollars	465,523	British Pounds	347,651	SC	2,649
07/15/16	U.S. Dollars	462,837	British Pounds	347,349	SC	365
07/15/16	British Pounds	460,000	U.S. Dollars	630,338	BOA	(17,879)
07/15/16	U.S. Dollars	449,731	British Pounds	335,000	DEUT	3,701
07/15/16	U.S. Dollars	443,882	British Pounds	335,000	DEUT	(2,149)
07/15/16	U.S. Dollars	441,655	British Pounds	335,000	SC	(4,375)
07/15/16	Euro	415,000	British Pounds	330,019	HSBC	21,410
07/15/16	Euro	405,000	British Pounds	321,625	DEUT	21,481
07/15/16	U.S. Dollars	383,764	British Pounds	257,500	GSC	40,919
07/15/16	U.S. Dollars	382,173	British Pounds	267,421	BAR	26,119
07/15/16	U.S. Dollars	380,625	British Pounds	267,579	GSC	24,362
07/15/16	U.S. Dollars	375,388	British Pounds	259,841	RBS	29,427
07/15/16	U.S. Dollars	374,659	British Pounds	260,159	RBS	28,275
07/15/16	U.S. Dollars	368,459	British Pounds	257,500	DEUT	25,615
07/15/16	U.S. Dollars	356,176	British Pounds	257,543	HSBC	13,275
07/15/16	U.S. Dollars	348,589	British Pounds	255,000	DEUT	9,074
07/15/16	British Pounds	335,000	Japanese Yen	46,118,110	DEUT	(779)
07/15/16	British Pounds	335,000	Japanese Yen	46,145,245	HSBC	(1,042)
07/15/16	British Pounds	335,000	Australian Dollars	603,221	DEUT	(3,596)
07/15/16	British Pounds	335,000	U.S. Dollars	450,676	CITI	(4,645)
07/15/16	British Pounds	322,291	Euro	405,000	DEUT	(20,594)
07/15/16	British Pounds	320,373	Euro	404,926	DEUT	(23,066)
07/15/16	British Pounds	320,000	U.S. Dollars	453,794	MSCS	(27,735)
07/15/16	British Pounds	310,561	U.S. Dollars	456,124	BAR	(42,632)
07/15/16	British Pounds	305,000	U.S. Dollars	417,688	MSCS	(11,601)
07/15/16	British Pounds	267,674	U.S. Dollars	379,039	BAR	(22,648)
07/15/16	British Pounds	267,326	U.S. Dollars	380,847	MSCS	(24,921)
07/15/16	British Pounds	257,543	U.S. Dollars	353,841	HSBC	(10,940)
07/15/16	British Pounds	257,500	U.S. Dollars	375,062	BOA	(32,218)
07/15/16	British Pounds	257,457	U.S. Dollars	358,853	MSCS	(16,066)
07/15/16	U.S. Dollars	250,389	New Zealand Dollars	355,000	DEUT	(2,879)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/16	U.S. Dollars	221,765	British Pounds	167,440	BOA	$(1,169)
07/15/16	U.S. Dollars	221,419	British Pounds	167,560	BOA	(1,676)
07/15/16	British Pounds	127,500	Australian Dollars	232,814	MSCS	(3,776)
07/19/16	Japanese Yen	83,239,005	British Pounds	520,000	SC	114,182
07/19/16	Japanese Yen	81,788,442	British Pounds	525,000	BAR	93,470
07/19/16	Japanese Yen	60,610,139	British Pounds	445,000	MSCS	(5,221)
07/19/16	Japanese Yen	50,001,707	British Pounds	310,000	DEUT	71,738
07/19/16	Japanese Yen	47,928,870	British Pounds	320,000	HSBC	38,338
07/19/16	Japanese Yen	40,441,456	British Pounds	257,500	BNP	49,006
07/19/16	Japanese Yen	38,256,777	British Pounds	257,500	DEUT	27,837
07/19/16	Japanese Yen	36,779,188	British Pounds	257,500	SC	13,519
07/19/16	Japanese Yen	35,944,507	British Pounds	257,500	MSCS	5,431
07/19/16	Japanese Yen	32,429,893	British Pounds	205,000	CITI	41,279
07/19/16	British Pounds	895,000	Japanese Yen	123,061,694	CITI	(742)
07/19/16	British Pounds	525,000	Japanese Yen	82,579,612	BOA	(101,136)
07/19/16	British Pounds	515,000	Japanese Yen	79,651,496	BOA	(86,079)
07/19/16	British Pounds	260,000	Japanese Yen	41,331,893	CITI	(54,304)
07/19/16	British Pounds	260,000	Japanese Yen	41,608,603	GSC	(56,986)
07/19/16	British Pounds	257,500	Japanese Yen	39,281,625	BOA	(37,767)
07/19/16	British Pounds	205,000	Japanese Yen	28,600,023	MSCS	(4,169)
07/19/16	British Pounds	205,000	Japanese Yen	28,663,364	HSBC	(4,783)
07/19/16	British Pounds	128,750	Japanese Yen	17,520,300	BOA	1,663
07/19/16	British Pounds	128,750	Japanese Yen	17,591,112	BOA	977
07/22/16	U.S. Dollars	765,723	Australian Dollars	1,030,000	BOA	(1,810)
07/22/16	U.S. Dollars	765,512	Australian Dollars	1,030,000	BOA	(2,020)
07/22/16	Australian Dollars	1,035,000	U.S. Dollars	765,724	MSCS	5,534
07/22/16	Australian Dollars	1,015,000	U.S. Dollars	744,971	MSCS	11,382
07/22/16	Australian Dollars	840,000	U.S. Dollars	606,887	MSCS	19,060
07/22/16	U.S. Dollars	757,742	Australian Dollars	1,025,000	DEUT	(6,064)
07/22/16	U.S. Dollars	750,354	Australian Dollars	1,015,000	BOA	(6,000)
07/22/16	U.S. Dollars	581,451	Australian Dollars	815,000	WEST	(25,868)
08/02/16	U.S. Dollars	761,559	Euro	670,000	DEUT	17,105
08/02/16	U.S. Dollars	753,745	Euro	665,000	GSC	14,846
08/02/16	Euro	670,000	U.S. Dollars	764,819	DEUT	(20,365)
08/02/16	Euro	665,000	U.S. Dollars	740,704	DEUT	(1,805)
08/03/16	U.S. Dollars	9,543,238	Euro	8,589,000	MSCS	(564)
08/03/16	U.S. Dollars	3,184,777	New Zealand Dollars	4,477,000	SC	(6,020)
08/03/16	U.S. Dollars	27,757	Euro	25,000	CITI	(22)
08/03/16	U.S. Dollars	4,040	British Pounds	3,000	RBS	45
09/26/16	Japanese Yen	47,206,955	Euro	415,000	HSBC	(3,477)
09/26/16	Euro	415,000	Japanese Yen	47,265,744	MSCS	2,907

						$(64,018)

Options Written

Transactions in options written during the period ended June 30, 2016 were as follows:

Fund	Number of Contracts	Premiums Received	Notional Amount	Premiums Received	Total Premiums Received
Low-Duration Bond
Options written, 12/31/15	1,700	$1,095,730	$23,300,000	$99,250	$1,194,980

Options written	591	47,331	2,097,830,000	351,747	399,078
Options expired	(430)	(160,605)	(63,490,000)	(155,696)	(316,301)
Options closed	(1,861)	(982,456)	(98,100,000)	(207,061)	(1,189,517)

Options written, 06/30/16	—	$—	$1,959,540,000	$88,240	$88,240

Medium-Duration Bond
Options written, 12/31/15	909	$182,223	$8,276,400,000	$621,897	$804,120

Options written	2,126	793,681	54,389,000	459,161	1,252,842
Options expired	(1,613)	(415,800)	(7,382,229,000)	(790,667)	(1,206,467)
Options closed	(1,367)	(534,876)	(5,100,000)	(34,562)	(569,438)

Options written, 06/30/16	55	$25,228	$943,460,000	$255,829	$281,057

Defensive Market Strategies
Options written, 12/31/15	606	$840,327	$—	$—	$840,327

Options written	3,984	5,010,916	—	—	5,010,916
Options expired	(3,281)	(4,198,868)	—	—	(4,198,868)
Options closed	(600)	(726,167)	—	—	(726,167)

Options written, 06/30/16	709	$926,208	$—	$—	$926,208

Inflation Protected Bond
Options written, 12/31/15	—	$—	$63,640,000	$423,332	$423,332

Options written	1,302	171,400	163,004,900	1,353,276	1,524,676
Options expired	(179)	(37,332)	(128,600,000)	(1,013,835)	(1,051,167)
Options closed	(487)	(71,422)	(56,240,000)	(197,591)	(269,013)

Options written, 06/30/16	636	$62,646	$41,804,900	$565,182	$627,828

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 06/30/16		Year Ended 12/31/15
	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2005
Shares sold		1,715,207		2,607,627
Shares reinvested		—		625,352
Shares redeemed		(1,048,034)		(2,083,197)

Net increase		667,173		1,149,782

MyDestination 2015
Shares sold		4,570,728		6,806,840
Shares reinvested		—		6,982,808
Shares redeemed		(3,020,364)		(5,903,256)

Net increase		1,550,364		7,886,392

	Six Months Ended 06/30/16		Year Ended 12/31/15
	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2025
Shares sold		7,705,278		10,150,281
Shares reinvested		—		11,307,203
Shares redeemed		(2,207,384)		(3,524,510)

Net increase		5,497,894		17,932,974

MyDestination 2035
Shares sold		4,138,715		6,443,510
Shares reinvested		—		7,779,306
Shares redeemed		(861,168)		(1,642,409)

Net increase		3,277,547		12,580,407

MyDestination 2045
Shares sold		3,480,053		5,025,680
Shares reinvested		—		5,909,639
Shares redeemed		(468,337)		(823,435)

Net increase		3,011,716		10,111,884

MyDestination 2055
Shares sold		954,186		1,438,059
Shares reinvested		—		280,164
Shares redeemed		(154,894)		(444,155)

Net increase (decrease)		799,292		1,274,068

Conservative Allocation(1)
Shares sold	340,363	1,625,126	23,991	2,657,646
Shares issued for merger	—	—	6,295,836	—
Shares reinvested	—	—	451,701	1,882,885
Shares redeemed	(545,713)	(1,982,438)	(93,914)	(3,628,514)

Net increase (decrease)	(205,350)	(357,312)	6,677,614	912,017

Balanced Allocation(1)
Shares sold	582,486	2,252,291	203,852	4,465,243
Shares issued for merger	—	—	26,689,066	—
Shares reinvested	—	—	4,345,704	15,621,502
Shares redeemed	(1,954,326)	(9,467,283)	(190,358)	(8,977,571)

Net increase (decrease)	(1,371,840)	(7,214,992)	31,048,264	11,109,174

Growth Allocation(1)
Shares sold	466,840	1,076,553	96,179	2,556,121
Shares issued for merger	—	—	19,259,753	—
Shares reinvested	—	—	3,697,139	12,926,773
Shares redeemed	(1,202,473)	(5,877,848)	(178,363)	(6,281,510)

Net increase (decrease)	(735,633)	(4,801,295)	22,874,708	9,201,384

	Six Months Ended 06/30/16		Year Ended 12/31/15
	Institutional Class	Investor Class	Institutional Class	Investor Class
Aggressive Allocation(1)
Shares sold	351,606	821,696	50,824	1,828,001
Shares issued for merger	—	—	12,425,233	—
Shares reinvested	—	—	3,380,597	15,910,154
Shares redeemed	(827,134)	(4,228,673)	(139,248)	(5,608,985)

Net increase (decrease)	(475,528)	(3,406,977)	15,717,406	12,129,170

Money Market
Shares sold	322,555,323	1,803,822,932	716,417,103	3,839,326,751
Shares reinvested	147,789	94,721	93,907	113,202
Shares redeemed	(340,211,593)	(1,844,008,229)	(592,248,517)	(3,961,518,030)

Net increase (decrease)	(17,508,481)	(40,090,576)	124,262,493	(122,078,077)

Low-Duration Bond
Shares sold	4,683,281	3,085,890	63,077,817	4,257,195
Shares reinvested	261,199	16,360	736,181	299,903
Shares redeemed	(4,135,650)	(1,348,916)	(6,732,790)	(39,250,353)

Net increase (decrease)	808,830	1,753,334	57,081,208	(34,693,255)

Medium-Duration Bond
Shares sold	5,533,142	1,946,265	77,326,867	2,440,961
Shares reinvested	975,852	43,015	4,123,376	511,606
Shares redeemed	(8,126,082)	(690,846)	(9,492,242)	(35,543,020)

Net increase (decrease)	(1,617,088)	1,298,434	71,958,001	(32,590,453)

Extended-Duration Bond
Shares sold	1,773,256	1,990,693	27,278,516	1,561,833
Shares reinvested	1,239,073	44,362	4,048,908	323,774
Shares redeemed	(6,705,071)	(997,521)	(4,252,725)	(8,917,404)

Net increase (decrease)	(3,692,742)	1,037,534	27,074,699	(7,031,797)

Global Bond(2)
Shares sold	1,030,621	1,389,598	34,205,252	1,898,836
Shares reinvested	458,644	106,420	911,828	724,012
Shares redeemed	(2,691,603)	(1,446,588)	(837,801)	(33,991,846)

Net increase (decrease)	(1,202,338)	49,430	34,279,279	(31,368,998)

Defensive Market Strategies
Shares sold	1,584,385	3,215,954	31,370,314	5,411,179
Shares reinvested	431,542	166,154	2,278,236	773,706
Shares redeemed	(1,821,855)	(1,099,330)	(2,594,668)	(32,333,107)

Net increase (decrease)	194,072	2,282,778	31,053,882	(26,148,222)

	Six Months Ended 06/30/16		Year Ended 12/31/15
	Institutional Class	Investor Class	Institutional Class	Investor Class
Equity Index
Shares sold	3,320,716	1,258,040	40,038,801	1,906,716
Shares reinvested	608,619	82,936	1,855,299	306,429
Shares redeemed	(1,053,920)	(985,138)	(20,300,843)	(2,129,453)

Net increase	2,875,415	355,838	21,593,257	83,692

Value Equity
Shares sold	5,663,580	1,215,086	92,023,549	1,766,957
Shares reinvested	2,984,529	138,888	16,044,577	869,607
Shares redeemed	(5,890,420)	(1,046,199)	(16,940,789)	(39,567,421)

Net increase (decrease)	2,757,689	307,775	91,127,337	(36,930,857)

Growth Equity
Shares sold	4,977,284	913,795	73,296,647	2,711,820
Shares reinvested	2,290,741	201,288	18,063,368	1,950,186
Shares redeemed	(3,568,199)	(2,113,557)	(15,686,991)	(36,823,684)

Net increase (decrease)	3,699,826	(998,474)	75,673,024	(32,161,678)

Small Cap Equity
Shares sold	2,864,469	409,070	24,090,495	1,485,794
Shares reinvested	—	—	3,922,272	876,783
Shares redeemed	(1,765,079)	(1,360,447)	(2,031,098)	(14,204,642)

Net increase (decrease)	1,099,390	(951,377)	25,981,669	(11,842,065)

International Equity Index(3)
Shares sold	1,565,125		12,379,725
Shares reinvested	—		99,655
Shares redeemed	(100,617)		(55,416)

Net increase	1,464,508		12,423,964

International Equity
Shares sold	4,247,622	1,962,967	90,434,655	2,594,470
Shares reinvested	—	—	6,310,992	742,205
Shares redeemed	(3,845,750)	(965,699)	(13,117,618)	(66,207,107)

Net increase (decrease)	401,872	997,268	83,628,029	(62,870,432)

Emerging Markets Equity
Shares sold	2,927,882	1,798,733	32,938,017	3,178,785
Shares reinvested	—	—	148,746	—
Shares redeemed	(2,800,619)	(581,772)	(974,451)	(27,771,992)

Net increase (decrease)	127,263	1,216,961	32,112,312	(24,593,207)

	Six Months Ended 06/30/16		Year Ended 12/31/15
	Institutional Class	Investor Class	Institutional Class	Investor Class
Inflation Protected Bond(2)
Shares sold	961,494	1,097,102	24,922,762	2,005,829
Shares reinvested	—	—	—	90,455
Shares redeemed	(2,345,570)	(550,961)	(1,407,723)	(24,973,021)

Net increase (decrease)	(1,384,076)	546,141	23,515,039	(22,876,737)

Flexible Income
Shares sold		1,782,933		3,180,615
Shares reinvested		202,938		490,290
Shares redeemed		(1,107,607)		(1,841,459)

Net increase		878,264		1,829,446

Real Estate Securities(2)
Shares sold	347,391	1,363,652	16,192,141	3,237,393
Shares reinvested	284,143	206,672	1,381,699	838,902
Shares redeemed	(2,772,717)	(810,767)	(751,209)	(19,905,339)

Net increase (decrease)	(2,141,183)	759,557	16,822,631	(15,829,044)

Global Natural Resources Equity
Shares sold		4,660,373		12,135,519
Shares reinvested		—		42,140
Shares redeemed		(6,141,177)		(10,422,963)

Net increase (decrease)		(1,480,804)		1,754,696

(1)	Inception date for Institutional Class for Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund was November 23, 2015.
(2)	Inception date for Institutional Class for Global Bond Fund, Inflation Protected Bond Fund and Real Estate Securities Fund was May 1, 2015.
(3)	Commencement of operations was June 1, 2015

7. BANK BORROWINGS

The Board of Trustees approved the renewal of a credit agreement with Bank of America, N.A. (the Bank) dated November 27, 2015 through November 25, 2016. The terms of the credit agreement did not change with the renewal. The agreement permits the Funds to borrow cash from the Bank up to a limit of $50 million, collectively. Each Fund was individually, and not jointly, liable for its particular advances, if any, under the line of credit. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.23% per annum.

There were no outstanding loans at June 30, 2016.

8. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the period ended June 30, 2016, the International Equity Fund and Emerging Markets Equity Fund accrued non-U.S. taxes on unrealized gains of $34,284 and $(112,113), respectively.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the years ended December 31, 2015 and December 31, 2014, were characterized as follows for tax purposes:

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2005	2015	$1,488,763	$4,633,210	$—	$6,121,973
	2014	1,647,310	2,025,520	—	3,672,830
MyDestination 2015	2015	9,221,001	55,611,928	—	64,832,929
	2014	9,893,987	14,015,347	—	23,909,334
MyDestination 2025	2015	14,743,086	86,476,338	—	101,219,424
	2014	13,629,226	19,570,290	—	33,199,516
MyDestination 2035	2015	7,786,505	57,558,647	—	65,345,152
	2014	6,771,198	12,665,870	—	19,437,068
MyDestination 2045	2015	5,286,977	41,769,639	—	47,056,616
	2014	4,564,423	10,053,773	—	14,618,196
MyDestination 2055	2015	722,260	2,378,631	—	3,100,891
	2014	488,935	866,009	—	1,354,944
Conservative Allocation	2015	5,146,319	19,883,553	—	25,029,872
	2014	5,199,569	5,697,230	—	10,896,799
Balanced Allocation	2015	30,811,159	185,492,585	—	216,303,744
	2014	27,727,181	41,042,091	—	68,769,272

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Growth Allocation	2015	$21,827,804	$159,439,753	$—	$181,267,557
	2014	18,169,049	47,621,569	—	65,790,618
Aggressive Allocation	2015	15,096,267	192,947,411	—	208,043,678
	2014	14,556,180	58,352,188	—	72,908,368
Money Market	2015	354,779	1,901	—	356,680
	2014	223,392	—	—	223,392
Low-Duration Bond	2015	10,210,504	—	—	10,210,504
	2014	11,995,934	462,630	—	12,458,564
Medium-Duration Bond	2015	29,877,794	5,599,044	—	35,476,838
	2014	21,274,702	2,948,049	—	24,222,751
Extended-Duration Bond	2015	15,068,462	7,251,117	—	22,319,579
	2014	14,965,018	6,856,773	—	21,821,791
Global Bond	2015	15,752,245	—	—	15,752,245
	2014	13,252,051	—	—	13,252,051
Defensive Market Strategies	2015	14,319,869	20,145,965	—	34,465,834
	2014	19,332,753	26,898,536	—	46,231,289
Equity Index	2015	10,123,913	13,062,522	—	23,186,435
	2014	7,055,940	6,176,009	—	13,231,949
Value Equity	2015	23,442,851	118,071,515	—	141,514,366
	2014	33,781,242	113,511,347	—	147,292,589
Growth Equity	2015	18,902,593	198,987,433	—	217,890,026
	2014	13,122,409	150,902,788	—	164,025,197
Small Cap Equity	2015	4,060,828	38,044,741	—	42,105,569
	2014	18,688,929	40,288,021	—	58,976,950
International Equity Index	2015	896,896	—	—	896,896
International Equity	2015	26,090,595	45,470,957	—	71,561,552
	2014	31,177,337	—	—	31,177,337
Emerging Markets Equity	2015	1,112,618	—	—	1,112,618
	2014	7,517,589	64,997	—	7,582,586
Inflation Protected Bond	2015	939,144	—	—	939,144
	2014	6,199,837	—	—	6,199,837
Flexible Income	2015	4,764,206	—	—	4,764,206
	2014	3,905,895	—	—	3,905,895
Real Estate Securities	2015	11,697,003	9,758,872	—	21,455,875
	2014	11,864,438	3,399,432	—	15,263,870
Global Natural Resources Equity	2015	220,488	—	—	220,488
	2014	6,605,541	—	—	6,605,541

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$—	$765,817	$(93,295)	$(6,147,826)
MyDestination 2015	—	8,312,948	(328,463)	(44,126,930)
MyDestination 2025	—	16,863,236	(1,208,776)	(80,798,813)
MyDestination 2035	—	13,907,776	(830,573)	(58,273,718)
MyDestination 2045	—	11,651,723	(691,526)	(44,974,335)
MyDestination 2055	—	1,669,888	(89,548)	(5,673,841)
Conservative Allocation	—	4,228,248	(75,698)	(28,827,510)
Balanced Allocation	—	35,666,753	(241,402)	(203,273,458)
Growth Allocation	—	50,364,706	(190,313)	(185,488,498)
Aggressive Allocation	—	76,295,396	(314,058)	(174,725,297)
Money Market	6,678	—	—	—
Low-Duration Bond	165,039	(162,217)	(2,455,599)	(11,298,722)
Medium-Duration Bond	980,377	—	(178,443)	(22,155,761)
Extended-Duration Bond	—	1,241,973	—	(2,327,579)
Global Bond	185,995	(7,443,880)	—	(33,639,834)
Defensive Market Strategies	504,851	2,491,518	—	30,855,214
Equity Index	159,956	1,450,473	(133,308)	139,130,970
Value Equity	776,388	12,059,616	(1,985,461)	114,885,625
Growth Equity	—	23,904,442	(1,313,213)	220,023,388
Small Cap Equity	189,221	—	(1,567,115)	2,851,034
International Equity Index	—	(450,802)	(32,457)	(11,200,552)
International Equity	190,713	—	(1,825,158)	(22,636,982)
Emerging Markets Equity	115,137	(19,098,013)	—	(71,664,811)
Inflation Protected Bond	—	(7,997,938)	(22,622)	(6,841,029)
Flexible Income	—	(2,386,973)	—	(7,936,266)
Real Estate Securities	560,480	633,874	(553,518)	(8,007,001)
Global Natural Resources Equity	—	(65,237,401)	(427,973)	(103,284,213)

At June 30, 2016, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$107,870,688	$(2,278,708)	$314,031	$(2,592,739)
MyDestination 2015	539,952,591	(27,354,144)	1,225,581	(28,579,725)
MyDestination 2025	843,465,462	(55,757,057)	1,563,171	(57,320,228)
MyDestination 2035	479,187,895	(49,786,302)	1,548	(49,787,850)
MyDestination 2045	351,418,591	(40,224,453)	—	(40,224,453)
MyDestination 2055	52,767,989	(4,348,007)	125,399	(4,473,406)
Conservative Allocation	388,457,269	(17,741,464)	—	(17,741,464)
Balanced Allocation	1,634,693,002	(144,143,548)	—	(144,143,548)
Growth Allocation	1,246,255,123	(168,615,621)	—	(168,615,621)
Aggressive Allocation	1,106,474,147	(189,119,621)	—	(189,119,621)
Money Market	1,227,980,710	—	—	—
Low-Duration Bond	996,395,841	(535,702)	6,341,410	(6,877,112)
Medium-Duration Bond	1,090,706,649	15,806,731	31,340,095	(15,533,364)
Extended-Duration Bond	267,897,893	25,147,216	30,202,468	(5,055,252)
Global Bond	444,936,605	(1,122,896)	23,428,761	(24,551,657)
Defensive Market Strategies	712,838,332	60,021,013	66,206,778	(6,185,765)
Equity Index	560,977,575	151,212,552	164,981,083	(13,768,531)
Value Equity	1,342,833,856	109,181,705	171,632,774	(62,451,069)
Growth Equity	1,364,541,281	174,655,481	224,518,419	(49,862,938)
Small Cap Equity	643,894,958	22,480,789	63,875,500	(41,394,711)
International Equity Index	140,074,319	(16,652,860)	3,689,171	(20,342,031)
International Equity	1,471,760,375	(70,496,943)	96,597,084	(167,094,027)
Emerging Markets Equity	379,439,273	(29,393,349)	21,779,895	(51,173,244)
Inflation Protected Bond	298,347,510	9,253,682	15,393,039	(6,139,357)
Flexible Income	156,858,725	(1,879,773)	472,337	(2,352,110)
Real Estate Securities	289,890,188	7,343,636	16,452,741	(9,109,105)
Global Natural Resources	326,894,608	(39,513,684)	—	(39,513,684)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

At December 31, 2015, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$(895)	$895
MyDestination 2015	—	(1,726)	1,726
MyDestination 2025	—	(4,598)	4,598
MyDestination 2035	—	(790)	790
MyDestination 2045	—	(1,669)	1,669
MyDestination 2055	—	276	(276)
Conservative Allocation	2,133,508	1,624	(2,135,132)
Balanced Allocation	24,445,146	(3,913)	(24,441,233)
Growth Allocation	16,808,249	3,560	(16,811,809)
Aggressive Allocation	13,816,629	(3,580)	(13,813,049)
Low-Duration Bond	—	(108,744)	108,744
Medium-Duration Bond	—	3,675,087	(3,675,087)
Extended-Duration Bond	—	(26,106)	26,106
Global Bond	—	307,115	(307,115)
Defensive Market Strategies	(269)	768,940	(768,671)
Equity Index	—	285,903	(285,903)
Value Equity	—	888,518	(888,518)
Growth Equity	—	959,374	(959,374)
Small Cap Equity	—	11,367	(11,367)
International Equity Index	(20,916)	22,207	(1,291)
International Equity	—	3,326,163	(3,326,163)
Emerging Markets Equity	—	(3,082,398)	3,082,398
Inflation Protected Bond	(484,548)	4,470,607	(3,986,059)
Flexible Income	(26,711)	27,654	(943)
Real Estate Securities	—	1,876,568	(1,876,568)
Global Natural Resources Equity	(45,811)	595,668	(549,857)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote on June 23, 2016, to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

10. RECENT SEC RULE AMENDMENT

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate.

The board, on behalf of the Money Market Fund, approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. Under amended Rule 2a-7, a government money market fund is a money market fund that invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. These changes became effective on May 1, 2016.

11. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

12. LIQUIDATION

On April 29, 2016, the Real Assets Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on February 26, 2016.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the Financial Statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-GS-FUNDS(1-888-473-8637).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee During Past 5 Years

INDEPENDENT TRUSTEES[2]
William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2004	Senior Credit Officer, NewBridge Bank, 2014 – present; Chief Credit Officer, CapStone Bank, 2011 – 2014 (bank acquired by NewBridge Bank); Executive Vice President/Regional Credit Officer, SunTrust Bank, 1995 – 2011.	27	None

Barry D. Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2014	Certified Public Accountant, 1987 – present; Client Services and Firm Development, Haynes Strand and Company, PLLC, 2005 – 2010.	27	GuideStone Financial Resources — Board of Trustees Member, 2004 – 2012; GuideStone Funds — Board of Trustees, Interested Trustee, 2005 – 2012.

Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2011	Chief Financial Officer — The Dunham School, 2016 – present; Certified Public Accountant, 2015 – present; G400 Relations Manager, American Institute of Certified Public Accountants, 2012 – 2015; Executive Director, Society of Louisiana CPAs, 1995 – 2012.	27	Neighbors Federal Credit Union — Chairman of the Board; Stonetrust Commercial Insurance Company — Board of Directors Member and Chairman of Audit Committee.

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2002	Independent Consultant, 2010 – present; Retired — Director, Office of Public Policy, South Carolina Baptist Convention, 1999 – 2011.	27	None

Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2005	Retired — Senior Vice President, Director of International Administration, Prudential Securities, Inc., 1960 – 2003.	27	None

Kyle L. Tucker (1981) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2013	Vice President and Financial Advisor — CAPTRUST Financial Advisors, 2006 – Present.	27	Fellowship of Christian Athletes (NC) Triangle Board, 2012 – 2015; Wake County Parks and Open Spaces Board 2012 – present; NC Values Coalition Board, 2015 – present.

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee During Past 5 Years

INTERESTED TRUSTEES[2,3]
Thomas G. Evans (1961) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2012	Owner, Encompass Financial Services, Inc., 1985 – present; Manager, Private Partners Opportunity Fund, LLC, 2011 – present.	27	GuideStone Financial Resources — Board of Trustees Member, June 2010 – present; Baptist Foundation of Oklahoma, Board of Directors Member and Chairman, 2004 – present; Pioneer Spirit Foundation – Board of Trustees Member, 1993 – present; GuideStone Capital Management, Board of Directors Member, July 2011 – July 2012; Cherokee Strip Foundation – Board of Trustees Member, 2013 – present; Enid Regional Development Alliance – Board of Trustees member, 2010 – present.

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1498 Trustee	Since 2010	Retired.	27	GuideStone Financial Resources — Board of Trustees Member, June 2008 – present; GuideStone Advisors – Board of Directors Member, July 2008 – present; GuideStone Financial Services — Board of Directors Member, July 2008 – present.

OFFICERS WHO ARE NOT TRUSTEES[4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1498 Chief Compliance Officer and AML Officer.	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 – present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 – May 2009.	N/A	N/A

Melanie Childers (1971) 2401 Cedar Springs Road Dallas, TX 75201-1498 Vice President – Fund Operations	Since 2014	Managing Director, Fund Operations, GuideStone Financial Resources, 2014 – present; Director, Funds Administration and Operations, GuideStone Financial Resources, 2009 – 2014.	N/A	N/A

Ronald C. Dugan, Jr. (1962) 2401 Cedar Springs Road Dallas, TX 75201-1498 Vice President and Investment Officer	Since 2010	Vice President and Chief Strategic Investment Officer, GuideStone Financial Resources, 2013 – present; Director of Global Investment Strategies, GuideStone Financial Resources, 2010 – 2013; Managing Director, Equities, Russell Investments, 2000 – 2010.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1498 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997 – present.	N/A	N/A

Harold R. Loftin, Jr. (1959) 2401 Cedar Springs Road Dallas, TX 75201-1498 Chief Legal Officer and Secretary	Since 2015	Vice President, General Counsel and Secretary, GuideStone Financial Resources, 2014 – present; Associate Counsel Fiduciary and Corporate Services, GuideStone Financial Resources, 2013 – 2014; Counsel, Dentons, 2011 – 2013; Trial Attorney, U.S. Securities and Exchange Commission, 2000 – 2011.	N/A	N/A

Patrick Pattison (1974) 2401 Cedar Springs Road Dallas, TX 75201-1498 Vice President and Treasurer	Since 2008	Chief Accounting Officer, GuideStone Financial Resources, 2015 – present; Director of Financial Reporting & Process Review, GuideStone Financial Resources, 2008 – 2015.	N/A	N/A

Matt L. Peden (1967) 2401 Cedar Springs Road Dallas, TX 75201-1498 Vice President and Investment Officer	Since 2001	Vice President and Chief Investment Officer, GuideStone Financial Resources, 2015 - present; Director of Portfolio Management, GuideStone Financial Resources, 2010 – 2015.	N/A	N/A

[1]

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

[2]

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

[3]

Messrs. Evans and Hixson are “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources.

[4]	The officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-GS-FUNDS (1-888-473-8637), by visiting our website at www.GuideStoneFunds.com or by visiting the SEC’s website at www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, www.GuideStoneFunds.com within five business days after the end of the month. Form N-MFP is made available online with a 60-day delay at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders; however, the schedule is posted to our website, www.GuideStoneFunds.com. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR THE EQUITY INDEX FUND, VALUE EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND GLOBAL NATURAL RESOURCES EQUITY FUND (Unaudited)

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the following new sub-advisory agreements among: (i) Legal & General Investment Management America, Inc. (“LGIMA”), GuideStone Capital Management, LLC (the “Adviser”) and the Trust on behalf of the Equity Index Fund; (ii) LGIMA, the Adviser and the Trust on behalf of the Value Equity Fund; (iii) LGIMA, the Adviser and the Trust on behalf of the International Equity Index Fund; and (iv) LGIMA, the Adviser and the Trust on behalf of the Global Natural Resources Equity Fund (each a “New Sub-Advisory Agreement” and together, the “New Sub-Advisory Agreements”).

The Board approved the New Sub-Advisory Agreements for a two-year term at an in-person meeting of the Board held on May 16-17, 2016.

The Board’s decision to approve each of the New Sub-Advisory Agreements on behalf of the Equity Index Fund, Value Equity Fund, International Equity Index Fund and Global Natural Resources Equity Fund (each a “Fund” and together, the “Funds”) reflects the exercise of its business judgment to enter into such agreements. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser and LGIMA with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of LGIMA; (ii) the experience and expertise of LGIMA; (iii) the financial capability of LGIMA; (iv) the compliance procedures and history of LGIMA; (v) the performance of each proposed investment strategy in comparison to any relevant benchmarks, similarly managed funds and LGIMA’s other clients; (vi) the amount of the contractual sub-advisory fees in comparison to fees for similarly managed funds and available information for LGIMA’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expected expenses of the Funds in comparison to those for similarly managed funds and the use of any anticipated expense caps; (viii) the expected profitability of LGIMA with respect to the Funds and its overall business; (ix) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits realized by LGIMA, such as affiliate brokerage arrangements or the use of soft dollars; and (xi) the existence of any collateral benefits realized by the Funds. The Board also evaluated whether the approval of the New Sub-Advisory Agreements was in the best interest of each of the Funds and their shareholders. No one factor was determinative in the Board’s consideration of the agreements, and each Trustee may have attributed different weights to the factors considered.

The Board undertook a review of the terms of the New Sub-Advisory Agreements, and the nature, extent and quality of the services to be provided by LGIMA. The Adviser provided the Board with information in the form of reports about LGIMA prior to the meeting, which addressed the factors listed above. The Adviser also provided additional information about the sub-adviser in a presentation made during the meeting, discussed the comprehensive screening process used to recommend LGIMA and responded to questions from the Board.

The Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider the information presented in connection with the approval of the New Sub-Advisory Agreements, as well as the Board’s responsibilities and duties in approving the agreements.

BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE EQUITY INDEX FUND, VALUE EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND GLOBAL NATURAL RESOURCES EQUITY FUND

In considering the approval of the New Sub-Advisory Agreements for the Funds, the Board took into account the materials provided prior to the meeting, including the materials that the Board had considered at its May 16-17, 2016 meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. The Board also took into account the

Investment Management Committee’s (the “Committee”) review of information related to each new sub-advisory arrangement, questions submitted by the Committee to Trust management regarding the sub-adviser, Trust management’s responses to those questions and recommendations made by the Committee. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management team at LGIMA, the reasonableness of the sub-advisory fees and whether the appointment would be reasonable and fair to the Funds and their shareholders. The Board reviewed the factors that they should consider in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of LGIMA. The Board noted the experience of key personnel at the sub-adviser who would be providing investment management services to each applicable Fund; the systems and resources used by such persons to implement and manage each applicable strategy; and the ability of LGIMA to attract and retain capable personnel. The Board also noted the terms of each New Sub-Advisory Agreement and the responsibilities that the sub-adviser would have to the applicable Fund, including the responsibility of day-to-day management and compliance with each Fund’s investment objectives and policies. The Board concluded that the Funds were likely to benefit from the nature, extent and quality of the services with respect to the sub-adviser’s experience, personnel, operations and resources.

The Board noted the terms of the New Sub-Advisory Agreements and the responsibilities of the sub-adviser, including oversight of general Fund compliance and compliance with the Trust’s social restrictions. The Board considered the Adviser’s assessment of LGIMA’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by LGIMA, felt comfortable that LGIMA was financially sound.

In making its determination to hire LGIMA, the Board, including the Independent Trustees advised by independent legal counsel, considered a number of factors, including the nature, extent and quality of the services to be provided by LGIMA, the past performance record of a similar account managed by personnel of LGIMA who would be managing the portfolio of each Fund, fees charged to comparable clients and information regarding LGIMA’s ownership structure, investment management experience, personnel, clients, assets under management, compliance policies and procedures, brokerage and soft dollar practices and investment philosophies and processes. The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend LGIMA. The Board received and considered information about the potential of LGIMA to contribute economies of scale as each Fund grows in size. The Board considered that the Adviser had been able to negotiate fees that were favorable compared to LGIMA’s stated fee schedule for each strategy. In addition, the Trustees noted that the sub-adviser’s fee schedules included breakpoints that would reduce the sub-advisory fees charged if a specified asset level is reached in the future.

The Board noted that because this engagement with LGIMA is new, there is no historical profitability information with regard to this assignment for each Fund. The Board noted, however, that LGIMA did provide an estimate of profitability for each Fund, which took into account LGIMA’s estimated direct costs of managing each Fund as well as LGIMA’s proportionate share of indirect costs incurred by its parent company. The Board considered the Adviser’s assessment of LGIMA’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by LGIMA, believed that LGIMA was financially sound.

The Board considered the fees to be paid to LGIMA under the New Sub-Advisory Agreements, as well as the overall fee structure under the each New Sub-Advisory Agreement, in light of the nature, extent and quality of the services to be provided. The Board noted that each Fund’s aggregate management fees would not increase as a result of the appointment of LGIMA. The Board also noted that the Funds, and not the Adviser, pay fees to LGIMA directly. Therefore, the appointment of LGIMA is not expected to affect the Adviser’s profitability with respect to any Fund, except to the extent that the Adviser would benefit from a reduction in the level of expenses the Adviser was required to waive or reimburse pursuant to its expense limitation arrangement with the International Equity Index Fund, which was not expected to materially affect the Adviser’s profitability. The Board noted that the aggregate management fee for each Fund would continue to be competitive with fees paid by other mutual funds to other advisers.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by LGIMA and its affiliates as a result of its arrangements with each Fund. The Board concluded that any potential benefits to be derived by LGIMA included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by sub-advisers to mutual funds.

The Board considered the fact that LGIMA has been managing index strategies since 2013, and thus has a limited performance history in this regard. The Board further considered the qualifications, experience and capabilities of the individuals with primary portfolio management responsibilities for the Funds. The Board considered that LGIMA had experience managing socially responsible investment mandates for other advisory clients. The Board also noted that LGIMA’s parent company has substantial and lengthy experience in managing index strategies, and that LGIMA would use certain resources of its affiliates in its management of the Funds.

The Board considered the passively managed index strategy proposed to be implemented by LGIMA with respect to the approximate portion of each Fund’s assets that the Adviser intends to allocate to LGIMA (100% of Equity Index Fund’s assets, 17% of Value Equity Fund’s assets, 100% of International Equity Index Fund’s assets and 25% of Global Natural Resources Equity Fund’s assets). With respect to the Value Equity Fund and the Global Natural Resources Equity Fund, the Board noted the Adviser’s determination that the strategy will complement the other strategies currently utilized in each Fund and, as such, will enhance each applicable Fund’s potential to provide long-term capital appreciation. The Board recognized that LGIMA has limited comparable performance history with respect to the investment strategies it proposes to implement for the Equity Index Fund and the International Equity Index Fund, a passive S&P 500® Index strategy and a passive MSCI EAFE Index strategy, respectively. Additionally, the Board recognized that LGIMA has no comparable performance history with respect to the investment strategies it proposes to implement for the Value Equity Fund and the Global Natural Resources Equity Fund, a passive Russell Top 200® Value Index strategy and a passive MSCI World Commodity Producers Index strategy, respectively.

The Board also reviewed the performance results of the benchmark index for each Fund’s proposed passive index strategy (i.e., S&P 500® Index for the Equity Index Fund, Russell Top 200® Value Index for the Value Equity Fund, MSCI EAFE Index for the International Equity Index Fund, and MSCI World Commodity Producers Index for the Global Natural Resources Equity Fund), while noting that past performance does not indicate future results. The Board noted that the Adviser does not anticipate any transition costs related to the transition of assets from Northern Trust Investments, Inc. to LGIMA given that LGIMA would most likely take over the existing passively managed accounts on an “as is” basis.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that each of the Funds were likely to benefit from the nature, extent and quality of LGIMA’s services, as applicable, and the Board determined to approve each New Sub-Advisory Agreement. The Board also determined that the approval of each New Sub-Advisory Agreement was in the best interests of the Funds and its respective shareholders.

INVESTMENT SUB-ADVISERS (Assets under management as of June 30, 2016) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Advisors, LLC	1994	$4.9Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$4.9Tr
	Pacific Investment Management Company LLC	1971	$1.5Tr
	Payden & Rygel	1983	$98.9B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$1.1Tr
	Pacific Investment Management Company LLC	1971	$1.5Tr
	Western Asset Management Company and
	Western Asset Management Company Limited	1971	$459.8B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$240.0B
	Schroder Investment Management North America Inc.	1804	$95.1B
Global Bond	Loomis, Sayles & Company, L.P.	1926	$240.0B
	Western Asset Management Company and
	Western Asset Management Company Limited	1971	$459.8B
Defensive Market Strategies	American Century Investment Management, Inc.	1958	$149.7B
	AQR Capital Management, LLC	1998	$159.2B
	Parametric Portfolio Associates LLC	1992	$165.7B
	Shenkman Capital Management, Inc.	1985	$29.9B
Equity Index	Legal & General Investment Management America Inc.	2006	$134.22B
Value Equity	AJO, LP	1984	$26.1B
	Barrow, Hanley, Mewhinney & Strauss, LLC	1979	$90.2B
	Legal & General Investment Management America Inc.	2006	$134.22B
	TCW Investment Management Company LLC	1971	$194.6B
Growth Equity	Brown Advisory, LLC	1993	$43.0B
	Jackson Square Partners, LLC	2013	$26.0B
	Loomis, Sayles & Company, L.P.	1926	$240.0B
	Sands Capital Management, LLC	1992	$38.4B
Small Cap Equity	AJO, LP	1984	$26.1B
	Columbus Circle Investors	1975	$11.4B
	RBC Global Asset Management (U.S.) Inc.	1983	$38.3B
	Snow Capital Management L.P.	1980	$2.7B
	TimesSquare Capital Management, LLC	2000	$16.1B
International Equity Index	Legal & General Investment Management America Inc.	2006	$134.22B
International Equity	AQR Capital Management, LLC	1998	$159.2B
	Baillie Gifford Overseas Limited	1983	$174.3B
	Barrow, Hanley, Mewhinney & Strauss, LLC	1979	$90.2B
	MFS Institutional Advisors, Inc.	1970	$424.7B
	Mondrian Investment Partners Ltd.	1990	$58.9B
Emerging Markets Equity	AQR Capital Management, LLC	1998	$159.2B
	Genesis Asset Managers, LLP and
	Genesis Investment Management, LLP	1989	$28.3B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$4.9Tr
Flexible Income	Shenkman Capital Management, Inc.	1985	$29.9B
Real Estate Securities	Heitman Real Estate Securities, LLC,
	Heitman International Real Estate Securities GmbH and
	Heitman International Real Estate Securities HK Limited	1989	$36.7B
	RREEF America L.L.C.,
	Deutsche Investments Australia Limited and
	Deutsche Alternative Asset Management (Global) Limited	1975	$53.6B
Global Natural Resources Equity	Legal & General Investment Management America Inc.	2006	$134.22B
	SailingStone Capital Partners LLC	2014	$6.6B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$6.4Tr
Cash Overlay for Target Date, Asset Allocation, Fixed Income, Equity and Real Return Funds	Parametric Portfolio Associates LLC	1992	$165.7B

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2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-GS-FUNDS • GuideStoneFunds.com	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

28107 08/16 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer (principal financial officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.